As filed with the Securities and Exchange Commission on January 8, 2010

1933 Act Registration File No. 333-163870

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

ASTON FUNDS

formerly known as ABN AMRO Funds

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 268-1400

(Name and Address of Agent for Service) Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

January , 2010

ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

Aston Balanced Fund

Aston/Barings International Fund

Aston/Cardinal Mid Cap Value Fund

Aston Dynamic Allocation Fund

Aston/Fasciano Small Cap Fund

Aston/Fortis Real Estate Fund

Aston Growth Fund

Aston/Lake Partners LASSO Alternatives Fund

Aston/M.D. Sass Enhanced Equity Fund

Aston/Montag & Caldwell Balanced Fund

Aston/Montag & Caldwell Growth Fund

Aston/Montag & Caldwell Mid Cap Growth Fund

Aston/Neptune International Fund

Aston/New Century Absolute Return ETF Fund

Aston/Optimum Large Cap Opportunity Fund

Aston/Optimum Mid Cap Fund

Aston/River Road Dividend All Cap Value Fund

Aston/River Road Small-Mid Cap Fund

Aston/River Road Small Cap Value Fund

Aston/TAMRO Diversified Equity Fund

Aston/TAMRO Small Cap Fund

Aston/TCH Fixed Income Fund

Aston Value Fund

Aston/Veredus Aggressive Growth Fund

Aston/Veredus Select Growth Fund

(each a “Fund” and collectively, the “Funds”)

Dear Fellow Shareholder:

The Funds listed above will jointly hold a Special Meeting of Shareholders (the “Special Meeting”) on March 15, 2010, at 9:00 a.m. Eastern time, at the offices of PNC Global Investment Servicing, 4400 Computer Drive, Westborough, Massachusetts 01581-5120. The investment adviser to the Funds is Aston Asset Management LLC (“Aston”), a wholly-owned subsidiary of Highbury Financial Inc. (“Highbury”). Affiliated Managers Group, Inc. (“AMG”), a diversified asset management company, has entered into a definitive agreement to acquire a majority equity interest in Aston, through the acquisition of Highbury, Aston’s parent company. The proposed transaction, which is described in detail in the enclosed materials, will not result in any material changes to Aston’s management, personnel or processes, the way in which it manages your Fund, or the fees and expenses of your Fund, or in your Fund’s subadviser.

Under applicable law, the investment advisory agreement between Aston Funds (the “Trust”), on behalf of each Fund, and Aston, will automatically terminate upon the completion of the transaction. In order for Aston to continue to serve as investment adviser to your Fund, shareholders must approve a new investment advisory agreement. If you are a shareholder of record as of the close of business on January 5, 2010, you are entitled to vote on a proposal to approve a new investment advisory agreement with Aston, which will have the effect of re-appointing Aston as the investment adviser to your Fund.

While we encourage you to read the Questions and Answers section and the full text of the enclosed proxy statement/prospectus, the following is a summary of the proposals we are asking you to consider:

•	To approve a new investment advisory agreement with Aston;

•	To approve an amendment to the By-Laws of the Trust relating to the retirement age of trustees;

•	To elect ten trustees to the Board of Trustees of the Trust;

•	For Aston Balanced Fund, to approve the reorganization of your Fund into Aston/Montag & Caldwell Balanced Fund; and

•	For Aston Growth Fund, to approve the reorganization of your Fund into Aston/Montag & Caldwell Growth Fund.

Your Fund’s Board of Trustees has approved these proposals in connection with the sale of Highbury and the reorganizations of two of the Funds and urges you to vote “FOR” each proposal.

YOUR VOTE IS IMPORTANT! Please review the attached proxy statement/prospectus carefully. Enclosed is a proxy card that we ask you to complete, sign, date and return as soon as possible in the postage-paid envelope. You may also vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card.

Thank you for your attention and your vote with regard to this important proposal. Please call proxy services at         -        -        if you need more information. Thank you for your response, and we look forward to serving your future investment needs.

Sincerely,

Kenneth C. Anderson

President

January     , 2010

IMPORTANT NOTICE TO FUND SHAREHOLDERS

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposals that are being presented to shareholders for a vote.

QUESTIONS AND ANSWERS

Q.	Why am I receiving this Proxy Statement/Prospectus?

A.	The adviser of your Fund is Aston Asset Management LLC (“Aston”), a wholly-owned subsidiary of Highbury Financial Inc. (“Highbury”). You are being asked to consider a number of proposals in connection with the proposed sale of Highbury to Affiliated Managers Group, Inc. (“AMG”), whereby AMG will acquire a majority interest in Aston (the “Transaction”).

HIGHBURY TRANSACTION

Q.	Why is a vote on the proposed new investment advisory agreement required?

A.	Your Fund is managed by Aston pursuant to an investment advisory agreement (the “Current Advisory Agreement”). Due to the requirements of certain federal securities laws, your Fund’s Current Advisory Agreement will automatically terminate at the closing of the Transaction. As a result, Fund shareholders are being asked to approve a new Investment Advisory Agreement between Aston and Aston Funds (the “Trust”), on behalf of each Fund (each a “New Advisory Agreement”), so that Aston may continue to serve as the investment adviser for your Fund.

Q.	When would the New Advisory Agreement with Aston take effect?

A.	If approved by Fund shareholders, the New Advisory Agreement would take effect if and when the sale of Highbury is completed. If the sale of Highbury is not completed, your Current Advisory Agreement will remain in effect.

Q.	Who is acquiring Highbury?

A.	Affiliated Managers Group, Inc. (or a subsidiary thereof) is acquiring Highbury. AMG is an asset management company with interests in asset management firms, in a structure that retains the autonomy of each of the firms in which it has invested. As of September 30, 2009, AMG’s affiliated managers had approximately $205 billion in assets under management.

Q.	Will the investment advisory fees or other fees change under the New Advisory Agreement?

A.	No. There will be no change to the contractual fee rate applicable to your Fund under the New Advisory Agreement. In addition, Aston has no present intention to reduce or eliminate any contractual expense limitations or reimbursements currently in effect for the Funds.

Q.	Will the New Advisory Agreement be the same as the Current Advisory Agreement?

A.	Yes. The New Advisory Agreement for each Fund will be substantially the same as the Current Advisory Agreement. The New Advisory Agreement requires Aston to provide the same services to your Fund as it does under the Current Advisory Agreement.

Q.	Will I need to approve new subadvisory agreements?

A.

No. Aston operates as a “manager-of-managers” of the Trust pursuant to an exemptive order (the “Manager-of-Managers Order”) issued by the Securities and Exchange Commission. The Manager-of-Managers Order enables Aston, subject to the approval of the Board of Trustees of the Trust (the “Board”), but without the need for shareholder approval, to enter into subadvisory agreements with respect to the Funds. Each current sub-investment advisory agreement will automatically terminate along with the Current Advisory Agreement upon the closing of the Transaction. Aston has recommended and the Board has approved new sub-investment advisory agreements with each Fund’s subadviser(s). If the New Advisory Agreement is approved by the shareholders of your Fund, a new sub-investment advisory agreement relating to your Fund will

2

take effect upon the closing of the Transaction. Under the Manager-of-Managers Order, shareholders will be notified of any future changes to the Funds’ subadvisers.

Q.	How will the sale of Highbury affect Fund shareholders?

A.	Aston and AMG believe that AMG’s platform will offer additional resources to Aston that may benefit the Funds such as a broader distribution network, access to legal and compliance services and potential economies of scale in purchasing services from service providers. AMG has no present intention to cause Aston to make any material changes in the operations of the Funds, other than the board-related proposals described in the Proxy Statement/Prospectus. Your subadviser will remain the same.

Q.	Who are being nominated to serve as trustees?

A.	The Board has proposed ten nominees, three of whom currently serve as trustees of the Trust and seven of whom were recommended to the Board to serve if the Transaction is consummated. The seven nominees who are not current trustees are Messrs. Jeffrey S. Murphy, Jack W. Aber, William E. Chapman II, Edward J. Kaier, Steven J. Paggioli, Eric Rakowski and Thomas R. Schneeweis. Messrs. Aber, Chapman, Kaier, Paggioli, Rakowski and Schneeweis are being nominated to serve as independent trustees; Mr. Murphy is being nominated to serve as an interested trustee. To allow each nominee to stand for election, you are being asked to consider an amendment to the By-Laws changing the retirement age of trustees of the Trust from 72 to 75.

REORGANIZATIONS

Q.	I am a shareholder of the Aston Balanced Fund or the Aston Growth Fund. Why has the reorganization proposal been made for my Fund?

A.

The proposed reorganizations are intended to consolidate funds that have substantially similar investment objectives and investment policies and similar portfolios. The Board believes that the Fund into which your Fund is being reorganized should provide substantially

3

the same investment opportunity as your current Fund and that the reorganization may result in economies of scale. Shareholders of the Funds that are proposed to be reorganized are not expected to recognize any gain or loss for federal income tax purposes as a result of the exchange of shares pursuant to the reorganizations.

Q.	When would the reorganizations take place?

A.	If approved, each reorganization would occur on or about March 30, 2010, or as soon as reasonably practicable after shareholder approval is obtained. Each reorganization is not contingent on any of the other proposals in the Proxy Statement/Prospectus.

GENERAL

Q.	How do the trustees suggest that I vote in connection with the proposals?

A.	After careful consideration of the proposals, your Board, including all of the independent trustees, approved the proposals related to the Transaction and the reorganizations. The reasons for the Board’s recommendations are discussed in more detail in the enclosed Proxy Statement/Prospectus.

Q.	What happens if the proposals are not approved?

A.	The closing of the Transaction is contingent upon a number of customary conditions, including approval by shareholders of the Funds of New Advisory Agreements for each Fund and the election of the proposed nominees to the Board. If the closing conditions are not satisfied or waived, the Transaction will not close. If the Transaction does not close, Proposals 1, 2 and 3 will not take effect.

The reorganizations are not related to the Transaction. If the reorganization for a Fund is not approved, the Board will take such action as it deems to be in the best interest of that Fund.

4

Q.	Who will pay for the proxy solicitation and legal costs associated with this solicitation?

A.	Highbury will pay for the proxy solicitation, legal and other costs associated with the solicitation of the proposals. The Funds will not bear any of these costs. In connection with the reorganizations, the participating Funds may bear certain other expenses, which are expected to be immaterial.

Q.	Whom do I call for more information?

A.	Please call ’s Shareholder Services toll free at ( ) .

5

ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

Aston Balanced Fund

Aston/Barings International Fund

Aston/Cardinal Mid

Cap Value Fund

Aston Dynamic Allocation Fund

Aston/Fasciano Small Cap Fund

Aston/Fortis Real Estate Fund

Aston Growth Fund

Aston/Lake Partners LASSO Alternatives Fund

Aston/M.D. Sass Enhanced Equity Fund

Aston/Montag &

Caldwell Balanced Fund

Aston/Montag &

Caldwell Growth Fund

Aston/Montag &

Caldwell Mid Cap Growth Fund

Aston/Neptune International Fund

Aston/New Century Absolute Return ETF Fund

Aston/Optimum Large Cap Opportunity Fund

Aston/Optimum Mid Cap Fund

Aston/River Road Dividend All Cap Value Fund

Aston/River Road Small-Mid Cap Fund

Aston/River Road Small

Cap Value Fund

Aston/TAMRO Diversified Equity Fund

Aston/TAMRO Small

Cap Fund

Aston/TCH Fixed Income Fund

Aston Value Fund

Aston/Veredus Aggressive Growth Fund

Aston/Veredus Select

Growth Fund

(each a “Fund” and collectively, the “Funds”)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 15, 2010

To the Shareholders of the Above Funds:

A Special Meeting of the Shareholders of the Funds will be held at the offices of the subadministrator of Aston Funds (the “Trust”), PNC Global Investment Servicing, 4400 Computer Drive, Westborough, Massachusetts 01581-5120, on March 15, 2010 at 9:00 a.m. Eastern time (the “Special Meeting”), for the purposes of considering and voting upon the following matters:

1.	To approve a new investment advisory agreement with Aston Asset Management, LP;

2.	To approve an amendment to the By-Laws of the Trust to increase the mandatory retirement age of trustees;

3.	To elect ten trustees to the Board of Trustees of the Trust;

4.	For Aston Balanced Fund and Aston Growth Fund, to approve (a) a proposed reorganization of Aston Balanced Fund into Aston/Montag & Caldwell Balanced Fund, and (b) a proposed reorganization of Aston Growth Fund into Aston/Montag & Caldwell Growth Fund, respectively; and

5.	To transact such other business as may properly come before the Special Meeting including whether or not to adjourn the Special Meeting, and any adjournment or postponement of the Special Meeting.

The Board of Trustees has fixed the close of business on January 5, 2010 as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting or any adjournment thereof. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

By Order of the Board of Trustees, Gerald F. Dillenburg Senior Vice President, Secretary and Treasurer

January     , 2010

Shareholders are requested to execute and return promptly the accompanying proxy card, which is being solicited by the Board of Trustees of the Trust. You may execute the proxy card using the methods described in the proxy card. Executing the proxy card is important to ensure a quorum at the special meeting. Shareholders also have the option to provide their vote by telephone or over the internet by following the instructions accompanying the proxy card. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the special meeting and voting in person.

INSTRUCTIONS FOR VOTING

The following general rules apply to voting by mail and will help you to properly sign your proxy card. Please read carefully, because if you do not sign your proxy card properly your vote will be invalidated.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Both parties must sign, and the name of each party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp. by John Doe, Treasurer
(2)	ABC Corp.

	John Doe, Treasurer	John Doe

(3)	ABC Corp. Profit Sharing Plan	John Doe

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee

	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.

	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

Rather than mailing in your proxy, you may vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card. These options require you to input the control number located on your proxy card. After inputting the control number, you may enter your vote on the proposal. You will have an opportunity to review your vote and make any necessary changes before submitting your vote and terminating the telephone call or Internet link.

January     , 2010

ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

(312) 268-1400

Aston Balanced Fund

Aston/Barings International Fund

Aston/Cardinal Mid Cap Value Fund

Aston Dynamic Allocation Fund

Aston/Fasciano Small Cap Fund

Aston/Fortis Real Estate Fund

Aston Growth Fund

Aston/Lake Partners LASSO Alternatives Fund

Aston/M.D. Sass Enhanced Equity Fund

Aston/Montag & Caldwell Balanced Fund

Aston/Montag & Caldwell Growth Fund

Aston/Montag & Caldwell Mid Cap Growth Fund

Aston/Neptune International Fund

Aston/New Century Absolute Return ETF Fund

Aston/Optimum Large Cap Opportunity Fund

Aston/Optimum Mid Cap Fund

Aston/River Road Dividend All Cap Value Fund

Aston/River Road Small-Mid Cap Fund

Aston/River Road Small Cap Value Fund

Aston/TAMRO Diversified Equity Fund

Aston/TAMRO Small Cap Fund

Aston/TCH Fixed Income Fund

Aston Value Fund

Aston/Veredus Aggressive Growth Fund

Aston/Veredus Select Growth Fund

(each a “Fund” and collectively, the “Funds”)

SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 15, 2010

PROXY STATEMENT/PROSPECTUS

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Aston Funds, a Delaware statutory trust (the “Trust”), on behalf of each of the Funds, for use at a Special Meeting of Shareholders of the Funds to be held at 9:00 a.m. Eastern time on March 15, 2010, at the offices of the Trust’s subadministrator, PNC Global Investment Servicing, 4400

Computer Drive, Westborough, Massachusetts 01581-5120, and any adjournments or postponements thereof (the “Special Meeting”).

This Proxy Statement/Prospectus and the accompanying Notice of Special Meeting and proxy card are expected to be sent to shareholders on or about January     , 2010 or as soon as practicable thereafter.

This Proxy Statement/Prospectus explains concisely what you should know before voting on the proposals described in this Proxy Statement/Prospectus or investing in the Aston/Montag & Caldwell Growth Fund or the Aston/Montag & Caldwell Balanced Fund (the “Acquiring Funds”), each of which is a series of the Trust, an open-end, registered management investment company. Please read it carefully and keep it for future reference.

The securities offered by this Proxy Statement/Prospectus have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

If the enclosed proxy card is properly executed and returned in time to be voted at the Special Meeting, the shares of beneficial interest represented by the proxy will be voted in accordance with the instructions marked thereon. If no specification is made, the shares will be voted FOR the proposals. Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise by attending the Special Meeting and voting his or her shares in person, by submitting a letter of revocation or by submitting a later-dated proxy to the Trust at the above address prior to the date of the Special Meeting.

Shareholders of the Funds are entitled to one vote for each full share held and fractional votes for fractional shares. One-third of the aggregate number of shares entitled to vote, present in person or by proxy, constitutes a quorum for the transaction of business, except that where any provision of law or the governing documents of the Trust permits or requires that holders shall vote as a series, then one-third of the aggregate number of shares of that series entitled to vote shall constitute a quorum. Any lesser number is sufficient for adjournment. Abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary voting power) will be treated as shares that are present for purposes of determining the presence of a quorum for transacting business at the Special Meeting but will not be deemed shares voted for purposes of determining the approval of any matter submitted to shareholders for a vote. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. If a quorum is present, any adjournment will require the affirmative vote of a majority of the shares voted at the Special Meeting in person or by proxy.

The following table indicates whether or not shareholders of each Fund vote separately or together with shareholders of all the Funds with respect to each proposal. The following table also indicates the shareholder vote required for approval with respect to each proposal.

Proposal	How Votes are Aggregated	Vote Required for Approval

Proposal 1(1)	Shareholders of Each Fund Vote Separately	“Majority of the Outstanding Voting Securities”(2)

Proposal 2(1)	Shareholders of All Funds Vote Together	Affirmative Vote of a Majority of the Shares Voted in Person or By Proxy(3)

Proposal 3(1)	Shareholders of All Funds Vote Together	Affirmative Vote of a Plurality of the Shares Voted in Person or By Proxy(3)

Proposal 4	Shareholders of Each Applicable Fund Vote Separately	Affirmative Vote of a Majority of the Shares Voted in Person or By Proxy(3)

(1)	Proposals 1, 2 and 3 will not take effect if the Transaction (as defined below) does not close.
(2)	The term “majority of the outstanding voting securities,” under the Investment Company Act of 1940, as amended (the “1940 Act”), means the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund. Abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.
(3)	Abstentions and broker non-votes will not have any effect on the vote for purposes of obtaining the requisite approval of the proposal.

The following table indicates which shareholders are solicited with respect to each proposal:

Proposal	Funds Affected

To approve a new Investment Advisory Agreement between the Trust, on behalf of each Fund, and Aston Asset Management, LP (Proposal 1).	All Funds

To approve an amendment to the By-Laws of the Trust (Proposal 2).	All Funds

To elect ten trustees to the Board of Trustees of the Trust (Proposal 3).	All Funds

To approve a proposed merger of the Fund into an existing Fund of the Trust (Proposal 4).	Aston Growth Fund Aston Balanced Fund

The Board has fixed the close of business on January 5, 2010 as the record date (the “Record Date”) for the determination of shareholders of each Fund entitled to notice of, and to vote at, the Special Meeting and all adjournments thereof. As of the Record Date, the Funds have issued and outstanding shares as follows:

	Class of Shares
Fund	Class I	Class N	Class R
Aston Balanced Fund	—	2,985,625	—
Aston/Barings International Fund	5,637,207	—	—
Aston/Cardinal Mid Cap Value Fund	—	128,209	—
Aston Dynamic Allocation Fund	—	5,606,458	—
Aston/Fasciano Small Cap Fund	—	202,001	—
Aston/Fortis Real Estate Fund	3,890,899	677,696	—
Aston Growth Fund	1,432,862	4,415,600	46,973
Aston/Lake Partners LASSO Alternatives Fund	542,212	—	—

v

	Class of Shares
Fund	Class I	Class N	Class R
Aston/M.D. Sass Enhanced Equity Fund	—	3,427,971	—
Aston/Montag & Caldwell Balanced Fund	65,490	770,669	—
Aston/Montag & Caldwell Growth Fund	56,091,184	65,171,181	268,467
Aston/Montag & Caldwell Mid Cap Growth Fund	—	419,581	—
Aston/Neptune International Fund	172,150	47,127	—
Aston/New Century Absolute Return ETF Fund	—	1,968,903	—
Aston/Optimum Large Cap Opportunity Fund	—	543,956	—
Aston/Optimum Mid Cap Fund	7,434,805	39,268,815	—
Aston/River Road Dividend All Cap Value Fund	10,245,597	9,740,770	—
Aston/River Road Small-Mid Cap Fund	22,245,746	5,510,219	—
Aston/River Road Small Cap Value Fund	26,575,628	21,106,285	—
Aston/TAMRO Diversified Equity Fund	—	1,069,864	—
Aston/TAMRO Small Cap Fund	34,491,085	17,440,621	—
Aston/TCH Fixed Income Fund	1,955,636	4,446,391	—
Aston Value Fund	24,887,162	2,398,394	—
Aston/Veredus Aggressive Growth Fund	1,444,549	3,559,728	—
Aston/Veredus Select Growth Fund	5,167,255	4,001,328	—

As of the Record Date, no shareholder beneficially owned more than 5% of any class of shares of any Fund, except as shown in Appendix A. As of November 30, 2009, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of any class of each Fund, except for 4.40% of Aston/TAMRO Diversified Equity Fund-Class N, 2.80% of Aston/Cardinal Mid Cap Value Fund-Class N, 73.39% of Aston/Neptune International Fund-Class N, 5.62% of Neptune International Fund-Class I and 4.03% of Aston/Montag & Caldwell Growth Fund-Class R. As of November 30, 2009, no trustee, nominee (as discussed below) or officer beneficially owned more than 1% of any class of shares of any Fund, except as shown in Appendix B.

For your convenience, you may submit your vote by mail. If you are mailing your proxy card, you are requested to:

•	indicate your instructions on the enclosed proxy card;

•	date and sign the proxy card;

•	mail the proxy card promptly in the enclosed envelope, which requires no postage if mailed in the United States; and

•	allow sufficient time for the proxy card to be received on or before 9:00 a.m. Eastern time March 15, 2010.

Instead of mailing your proxy, you may vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card. These options require you to input the control number located on your proxy card. After inputting the control number, you may enter your vote on the proposal. You will have an opportunity to review your vote and make any necessary changes before submitting your vote and terminating the telephone call or Internet link.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement/Prospectus by reference: (i) the prospectuses of the Trust, dated March 1, 2009, as supplemented from time to time, for Class N shares, Class I shares and Class R shares relating to Aston/Montag & Caldwell Growth Fund, Aston/Montag & Caldwell Balanced Fund, Aston Growth Fund and Aston Balanced Fund (the “Reorganization Funds”), as applicable (File No. 033-68666), copies of which, if applicable, are included with this Proxy Statement/Prospectus; (ii) the statement of additional information of the Trust, dated March 1, 2009, as supplemented from time to time, for Class N shares, Class I shares and Class R shares relating to the Reorganization Funds, as applicable (File No. 033-68666); (iii) the statement of additional information relating to the proposed reorganization, dated January     , 2010 (the “Reorganization SAI”) (File No. 333-163870); and (iv) the audited financial statements and related report of the independent registered public accounting firm relating to the Reorganization Funds included in the Trust’s Annual Reports to Shareholders for the fiscal year ended October 31, 2009 (File No. 811-08004). No other parts of the prospectuses, statements of additional information or Annual Report are incorporated by reference herein.

Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested.

Each Fund’s most recent annual report and semi-annual report is available upon request without charge by writing the Trust at P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Proxy Statement/Prospectus or the Reorganization SAI. To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single address by delivering the Funds’ reports (annual and semi-annual reports) and proxy statements/prospectuses in a single envelope. If you do not want to continue consolidating your Fund mailings and prefer to receive separate mailings with multiple copies of Fund reports and proxy statements/prospectuses, or if you currently receive multiple copies and would like to request a single copy, please call one of the Funds’ representatives at 1-800-992-8151.

This document is designed to give you the information you need to vote on the proposals. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you don’t understand, please contact shareholder services at 1-800-922-8151.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith files reports, proxy statements and other information with the SEC. You may review and copy information about the Funds, including the prospectuses and the statements of additional information (for a duplication fee), at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago,

Illinois 60661). You may call the SEC at 1-202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

x

BACKGROUND

Aston Asset Management LLC (“Aston”) provides investment management, administration services, and marketing and distribution-related services to each Fund. Aston is a wholly-owned subsidiary of Highbury Financial Inc. (“Highbury”). On December 14, 2009, Highbury entered into a definitive merger agreement with Affiliated Managers Group, Inc. (“AMG”) and its wholly-owned subsidiary, Manor LLC (“Merger Sub”), pursuant to which the parties agreed to merge Highbury with and into Merger Sub, resulting in AMG’s acquisition of Highbury (the “Transaction”). Currently, senior management and certain key employees of Aston hold equity interests in Highbury, which in turn owns 100% of Aston. Immediately prior to the closing of the Transaction, Aston will issue equity interests to senior management and certain key employees of Aston. Consequently, as a result of the Transaction, AMG will own a majority equity interest in Aston, with such members of senior management and key employees of Aston retaining an equity interest in Aston. In connection with the Transaction, Aston will be converted to a Delaware limited partnership and change its name to “Aston Asset Management, LP”.

The Transaction is expected to close during the second quarter of 2010 and is subject to the satisfaction or waiver of certain conditions, including, among others: (1) the approval of the Transaction by the stockholders of Highbury, (2) the parties obtaining certain required regulatory approvals, (3) Aston maintaining a specified percentage of its revenues between signing and closing, (4) approval by the shareholders of each Fund of a new investment advisory agreement between Aston and the Trust, on behalf of the Fund, (5) approval by the shareholders of all of the Funds of the election of no less than nine of the trustee nominees being proposed at the Special Meeting, and such elected trustee nominees shall constitute all of the trustees immediately following the closing, and (6) members of senior management and certain other key employees remaining employed with Aston at and after the closing.

As part of the Transaction, members of senior management and certain other key employees of Aston have entered into long-term employment agreements, to be effective at the closing of the Transaction, which provide for the continued service of each of them to Aston for a specified period after the closing. These employment agreements and related agreements provide for these individuals to be subject to non-competition and non-solicitation provisions following the closing of the Transaction and also provide, subject to certain restrictions specified therein, management owners of Aston with the right to sell their equity interests in Aston to AMG over a specified period beginning on the fourth anniversary of the closing of the Transaction (and AMG with the right to repurchase this equity upon termination of employment of a management owner and in certain other instances).

Upon the closing of the Transaction, Aston expects to have substantially the same personnel with substantially the same responsibilities as before, with no change in its day-to-day operations or the services provided to its clients. Each Fund’s current subadviser(s) are expected to continue to manage each Fund, and the investment objective(s) of the Funds will remain the same. The advisory fee rate payable to Aston for each Fund will not change as a result of the Transaction, and Aston will remain responsible for paying subadvisory fees.

If the Transaction is not completed, Proposals 1, 2 and 3 will not take effect. Proposal 4 is unrelated to the Transaction and will take effect if approved by shareholders of a Fund.

The Board recommends that shareholders vote FOR Proposals 1, 2 and 3 in connection with the Transaction and FOR Proposal 4.

PROPOSAL 1: APPROVAL OF NEW INVESTMENT

ADVISORY AGREEMENT

Introduction

Under an investment advisory agreement between Aston and the Trust, on behalf of each Fund (each a “Current Advisory Agreement” and collectively, the “Current Advisory Agreements”), Aston currently serves as the investment adviser to each Fund. Aston manages each Fund by selecting one or more other investment managers to manage the Fund’s portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting each Fund’s investment managers, monitoring the performance of such managers, and terminating managers. The date of each Fund’s Current Advisory Agreement and the date on which it was last approved by shareholders and last approved for continuance by the Board is provided in Appendix C.

As required by the 1940 Act, each Current Advisory Agreement provides for its automatic termination in the event of its assignment. Consummation of the Transaction would constitute an “assignment,” as that term is defined in the 1940 Act, of each Fund’s Current Advisory Agreement. In anticipation of the Transaction, shareholders of each Fund are being asked to approve a new investment advisory agreement (each a “New Advisory Agreement” and collectively, the “New Advisory Agreements”) between the Trust, on behalf of the Fund, and Aston, to be effective upon the consummation of the Transaction. The Form of New Advisory Agreement for each Fund is attached hereto as Appendix D. The New Advisory Agreement for each Fund will be the same in all material respects as the Fund’s Current Advisory Agreement.

The material terms of the Current Advisory Agreements and the New Advisory Agreements are described under “Comparison of the Current Advisory Agreements and New Advisory Agreements” below.

The 1940 Act provides that, in order for an investment advisory agreement to become effective, it must be approved by the Board, including the trustees who are not “interested persons” (as defined in Section 2(a)(9) of the 1940 Act) of the Fund or Aston (the “Independent Trustees”), and by the Fund’s shareholders. In anticipation of the Transaction, the Board or its committees met in person on November 20, 2009, December 2, 2009 and December 6, 2009 for the purpose of, among other things, considering whether it would be in the best interests of each Fund to approve a New Advisory Agreement with respect to the Fund. At the Board meeting, and for the reasons discussed below, the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement with respect to each Fund and recommended its approval by shareholders.

Aston and the Trust have received from the Securities and Exchange Commission (“SEC”) an exemptive order that allows Aston to allocate and reallocate the assets of the Funds between and among any subadvisers selected pursuant to a “manager-of-managers” structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board, without a requirement of shareholder approval. At the December 6, 2009 Board Meeting, the Board, including a majority of the Independent Trustees, approved new sub-investment advisory agreements between Aston and each Fund’s subadviser(s). Shareholder approval of the sub-investment advisory agreements is not requested or required.

Comparison of Current Advisory Agreements and New Advisory Agreements

The terms of the New Advisory Agreement are the same as those of the Current Advisory Agreement for each Fund, except for the date of effectiveness and the initial term. There is no change in the advisory fee rate payable by any Fund. If approved by shareholders and assuming the Transaction is completed, each New Advisory Agreement will be effective as of the closing date of the Transaction and will have an initial term ending no more than two years from the date of its effectiveness. Each New Advisory Agreement will continue in effect from year to year thereafter if its continuance is approved, on behalf of a Fund, at least annually in the manner required by the 1940 Act and the rules and regulations thereunder. Below is a comparison of certain terms of the Current Advisory Agreement to the terms of the New Advisory Agreement for each Fund.

Investment Management Services. The investment management services to be provided by Aston to each Fund under the New Advisory Agreement will be the same as the services currently provided by Aston to each Fund under the Current Advisory Agreement. Both the Current Advisory Agreement and the New Advisory Agreement for each Fund provide that the investment adviser shall manage the investment and reinvestment of each Fund’s assets in accordance with the Fund’s investment objective(s), policies and limitations and administer the Fund’s affairs to the extent requested by and subject to the oversight of the Board.

Brokerage. Both the Current Advisory Agreement and the New Advisory Agreement for each Fund authorize the investment adviser to select brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds, subject to their obligation to obtain best execution under the circumstances, which may take account of the overall quality of brokerage and research services provided to the investment adviser. Both advisory agreements permit the investment adviser to rely on Section 28(e) of the Securities Exchange Act of 1934, as amended, in placing brokerage transactions. Under that Section, a commission paid to a broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided the investment adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the investment adviser to the Funds and its other clients, and provided that the total commissions paid by each Fund will be reasonable in relation to the benefits to the Fund over the long term.

Expenses. The Current Advisory Agreement and the New Advisory Agreement for each Fund provide that the investment adviser shall pay all its own costs and expenses incurred in fulfilling its obligations under the advisory agreement, as well as pay for all necessary services, facilities and personnel. The Current Advisory Agreement and the New Advisory Agreement provide that a Fund shall pay all expenses incidental to its operation and business not specifically assumed or agreed to be paid by the investment adviser, and each advisory agreement sets forth a non-exclusive list of such expenses.

Compensation. In return for the services provided under each Current Advisory Agreement, each Fund pays Aston an advisory fee, which is accrued daily and payable monthly. Under the New Advisory Agreement for each Fund, the Fund will pay an advisory fee to Aston at the same rate currently in effect. The advisory fee rates for each Fund, the fees paid by each Fund to Aston during each Fund’s last fiscal year and each Fund’s net assets as of October 31, 2009 are set forth in Appendix E to this Proxy Statement/Prospectus.

Limitation on Liability. Under the Current Advisory Agreement and the New Advisory Agreement for each Fund, the investment adviser and its directors, officers, shareholders, employees and agents will not be liable for any error of judgment or mistake of law or for any loss suffered by the investment adviser or the Funds in connection with any matters to which the advisory agreement relates or for any other act or omission in the performance by the investment adviser of its duties under the advisory agreement, except that nothing in the advisory agreement shall be construed to protect the investment adviser against any liability by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties or for its reckless disregard of its obligations or duties under the advisory agreement.

Continuance. The Current Advisory Agreement of each Fund originally was in effect for an initial term and was eligible to be continued thereafter for successive one-year periods if such continuance was specifically approved at least annually in the manner required by the 1940 Act. If the shareholders of each Fund approve the New Advisory Agreement and the Transaction is consummated, the New Advisory Agreement with respect to the Fund will be effective as of the closing date of the Transaction and have an initial term, with respect to the Fund, ending up to two years from the closing date of the Transaction. Thereafter, the New Advisory Agreement for each Fund may be continued for successive one-year periods if approved at least annually in the manner required by the 1940 Act.

Termination. The Current Advisory Agreement and the New Advisory Agreement for each Fund provide that the advisory agreement may be terminated at any time without the payment of any penalty by the Fund or investment adviser on sixty (60) days’ written notice to the other party. A Fund may terminate the advisory agreement by action of the Board or by vote of a majority of the outstanding voting securities of the Fund, accompanied by appropriate notice.

Reliance on Section 15(f) of the 1940 Act

The Board has been advised that, in connection with carrying out the Transaction, the parties to the merger agreement are obligated to use their best efforts to ensure reliance on Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s affiliated persons (as that term is defined in the 1940 Act), to receive any amount or benefit in connection with a change in control of the investment adviser, provided that two conditions are met.

First, for a period of three years after the closing of the Transaction, at least 75% of the board must be comprised of persons who are not “interested persons” of the predecessor or successor adviser. Second, for a period of two years following the closing of the Transaction, there must not be imposed on the Funds any “unfair burden” as a result of the Transaction or any express or implied terms, conditions or understandings related to it. An “unfair burden” would include any arrangement whereby an adviser, or any “interested person” of the adviser, would receive or be entitled to receive any compensation, directly or indirectly, from the Funds or their shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Funds (other than bona fide ordinary compensation as principal underwriter for a Fund).

Information about the Investment Adviser

Aston Asset Management LLC, 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser and administrator to twenty-five series of the Trust with total assets of approximately $5.9 billion as of October 31, 2009. Aston currently is a wholly-owned subsidiary of Highbury. Highbury is a Delaware corporation formed on July 13, 2005 with a principal place of business at 990 Eighteenth Street, Suite 3000, Denver, Colorado 80202. Upon the closing of the Transaction, Aston will be converted from a limited liability company to a limited partnership and a subsidiary of AMG will own a majority equity interest in Aston. In addition, Merger Sub, a wholly-owned subsidiary of AMG, will serve as general partner of Aston. Aston’s day-to-day management and operations will continue to be directed and overseen by Aston’s current management team, described below.

Stuart D. Bilton, CFA, serves as Chairman and Chief Executive Officer of Aston. In this role, he directs and executes Aston’s growth strategy. Mr. Bilton is Chairman of the Board of the Trust. Mr. Bilton has

served as a director of Highbury since August 2009. In 1993, while Mr. Bilton was President and CEO of Alleghany Asset Management, he founded the Alleghany Funds with Kenneth Anderson. Prior to joining Aston, Mr. Bilton was associated with ABN AMRO Asset Management and its predecessors and/or affiliates from 1972 to November 2006. He served as President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. from 2001 to 2003 and as Vice Chairman of ABN AMRO Asset Management, Inc. from 2003 to November 2006. Prior to its acquisition by ABN AMRO, Mr. Bilton was President and Chief Executive Officer of Alleghany Asset Management, the parent company of Blairlogie Capital Management, Chicago Capital Management, Chicago Deferred Exchange Corporation, The Chicago Trust Company, Montag & Caldwell, Inc., TAMRO Capital Management, Inc. and Veredus Asset Management, LLC. He earned a B.Sc. (Econ) from the London School of Economics in 1967 and an M.S. from the University of Wisconsin in 1970.

Kenneth C. Anderson, CPA, serves as President of Aston and is responsible for the overall management of Aston’s business, including sales, marketing, operations, client service and financial profitability. Mr. Anderson is President and CEO of the Trust. Mr. Anderson has served as a director of Highbury since August 2009. He is a member of the Investment Company Institute’s Sales Force Committee and a past Chairman of the Board of Governors for the Mutual Fund Education Alliance. Prior to launching the Alleghany Funds in 1993, Mr. Anderson specialized in the Financial Services Practice at KPMG. He received a B.B.A. in Accounting from Loyola University of Chicago.

Gerald F. Dillenburg, CPA, serves as Chief Financial Officer and Chief Compliance Officer of Aston. Mr. Dillenburg is the Chief Compliance Officer, Chief Financial Officer, Secretary and Treasurer of the Trust. Prior to joining Aston, Mr. Dillenburg had been with ABN AMRO Investment Fund Services, Inc. and its predecessors from 1996 to November 2006, where he was the Compliance Officer and Director of Operations of the ABN AMRO Funds. Prior to joining ABN AMRO in 1996, he spent approximately seven years at KPMG LLP in the audit division specializing in investment companies and mutual funds. He is a member of the Investment Company Institute’s Operations and Chief Compliance Officer Committees. He is a graduate with high honors from the University of Illinois at Champaign with a B.S. in Accountancy.

Mr. Bilton, Chairman of the Board, and certain officers of Aston Funds, including Mr. Anderson and Mr. Dillenburg, are beneficial owners of Series B Preferred Stock of Highbury. Series B Preferred Stock of Highbury was issued to members of management of Aston, including Mr. Bilton, in exchange for all of their ownership interests in Aston pursuant to an Exchange Agreement with Highbury in August 2009. Mr. Bilton owned 13% of Aston prior to the exchange and has owned 37.14% of Series B Preferred Stock of Highbury since the exchange. In September 2009, holders of Series B Preferred Stock entered into an Exchange Agreement with Highbury whereby such holders agreed to automatically exchange Series B Preferred Stock for shares of common stock of Highbury if holdings of certain other shareholders exceed specified thresholds. The Series B Preferred Stock is convertible into common stock of Highbury upon certain trigger events including a change of control of Highbury, and will convert to common stock of Highbury immediately prior to the closing of the Transaction. Assuming full conversion of all outstanding Series B Preferred Stock and based on outstanding shares of Highbury as of December 31, 2009, Messrs. Bilton, Anderson and Dillenburg would beneficially own approximately 8.35%, 6.42%, and 3.21%, respectively, of the outstanding common stock of Highbury.

Information about Affiliated Managers Group, Inc.

AMG, a Delaware corporation with a principal place of business at 600 Hale Street, Prides Crossing, Massachusetts 01965, is an asset management company that holds interests in investment management firms (its “Affiliates”). AMG’s transaction structure allows the members of the management team of each Affiliate to retain or receive significant direct equity ownership in their firm while maintaining operating autonomy. In addition, AMG provides centralized assistance to its Affiliates in strategic matters, marketing, distribution, product development and operations.

Factors Considered by the Board of Trustees in Approving the Investment Advisory Agreement

The Independent Trustees met in executive session on November 20, 2009 and December 2, 2009, and the Board met in person on December 6, 2009 to consider the proposals in connection with the Transaction. The Board considered information about the Transaction that had been provided by Aston, AMG and Highbury. The Board noted that upon completion of the Transaction, Aston would be converted from a limited liability company to a limited partnership and that AMG would hold a majority of the equity interests in Aston. The Board considered that completion of the Transaction would result in the “assignment” of the Current Advisory Agreement then in effect for each Fund, causing those agreements to automatically terminate.

In anticipation of the termination of the Current Advisory Agreements in connection with the Transaction, the Board, including the Independent Trustees, determined that the terms of the New Advisory Agreements between the Trust, on behalf of each Fund, and Aston are fair and reasonable and approved each New Advisory Agreement, as being in the best interests of each Fund. The Independent Trustees met separately from the “interested” Trustee of the Trust to consider the approval of the New Advisory Agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the New Advisory Agreement for each Fund in connection with the Transaction and whether to recommend the approval of the New Advisory Agreements to shareholders, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

•

Based on representations from Aston and AMG, the Transaction is not expected to result in any changes to the senior management team or key personnel of Aston or otherwise affect the nature, extent and quality of services to be provided by Aston, nor is the Transaction expected to result in any changes to the subadvisers of the Funds.

•

Based on representations from Aston and AMG, neither Aston nor AMG have any present intention to make any material changes in the operations of the Funds, except for such changes which the Board discussed and determined to be consistent with the best interests of the Funds and their shareholders.

•

The Board compared the platform that AMG would provide for Aston, the subadvisers and the Funds with the platform currently provided by Highbury and concluded that AMG’s platform offers greater stability and longevity, and was likely to provide a more supportive environment for members of Aston’s management in performing their duties for the Funds.

•

AMG’s platform offers additional resources to Aston that are likely to benefit the Funds, such as a broader distribution network, access to in-house legal and compliance services, potential economies of scale in purchasing services from service providers, and the additional breadth of skills and experience that the new trustees who have been recommended to serve upon closing of the Transaction would bring to the Board.

•	The terms of each New Advisory Agreement with Aston were substantially the same as the Current Advisory Agreement, and the investment advisory fee rate would remain the same.

•

The Funds will not bear any of the costs relating to the Transaction, including the costs of preparing, printing and mailing a proxy statement to shareholders of the Funds and related solicitation expenses.

The Board considered that it had renewed the Current Advisory Agreements pursuant to an extensive process that concluded at its December 2008 meeting, or pursuant to an extensive initial contract approval process in the last year, and that the Board was in the process of completing this year’s contract renewal process. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of management of Aston and retention of the subadvisers to the Funds expected following the Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the initial approval or last renewal of each current investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Advisory Agreements, including the proposed advisory fees, were fair and reasonable, and that the New Advisory Agreement on behalf of each Fund should be approved.

Required Vote

Approval of this proposal requires the affirmative vote of a “majority of the outstanding voting securities” of each Fund as defined under the 1940 Act, which means the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

PROPOSAL 2: APPROVAL OF AN AMENDMENT TO THE BY-LAWS OF THE TRUST

Introduction

The Trust is a Delaware statutory trust governed by the laws of the State of Delaware, its Trust Instrument, as amended (the “Trust Instrument”), and its By-Laws, as amended (the “By-Laws”). Section 3.11 of the By-Laws currently provides that a trustee shall cease to serve as such on the last day of the fiscal year of the Trust in which he or she attains seventy-two years of age. Section 3.11 may be amended only upon the approval of shareholders.

You are being asked to consider the election of ten individuals to serve as trustees upon the closing of the Transaction (See Proposal 3). The purpose of the amendment to the By-Laws is to allow all of the nominees proposed for election at the Special Meeting to be eligible for such election. The Board considered these proposals in light of the overall potential benefits of the Transaction described in Proposal 1 above. The Board also considered the breadth of skills and experience of the proposed nominees, as well as generally positive developments in health and longevity in the U.S. since the initial adoption of the retirement policy.

In connection with the election of the proposed nominees to serve as trustees, you are being asked to approve a change to Section 3.11 so that it will provide that a trustee shall cease to serve as such on the last day of the fiscal year of the Trust in which he or she attains seventy-five years of age. The proposed amendment to the By-Laws will become effective upon the closing of the Transaction. If the proposed amendment to the By-Laws is not approved, proposed nominee Mr. Jack W. Aber will not serve. If the Transaction is not completed, the current By-Laws of the Trust will remain in effect.

Required Vote

Approval of this proposal requires the affirmative vote of a majority of the shares voted by the shareholders of all of the Funds (voting as a single class) in person or by proxy.

PROPOSAL 3: ELECT TEN TRUSTEES TO THE BOARD OF TRUSTEES OF THE TRUST

Introduction

The ten individuals shown below have been nominated by the Board for election, to serve upon the closing of the Transaction. The nominees, if elected at the Special Meeting, will hold office until their respective successors are chosen and qualified. The individuals named as proxies on your voting proxy card will vote for the election of all of the individuals listed below unless authority to vote for any or all of the nominees is withheld in the proxy card. The nominees, if elected, will take office concurrently with the closing of the Transaction. If the Transaction is not completed, the current trustees of the Trust will continue to serve as trustees. All of the nominees listed below have consented to serve as trustees, if elected. However, if any nominee should become unavailable for election due to events not known or anticipated, the individuals named as proxies will vote for such other nominees as the current Board may recommend. If the proposed amendment to the By-Laws is not approved, proposed nominee Mr. Jack W. Aber will not serve.

Three of the nominees currently serve as trustees. Messrs. Stuart D. Bilton and Gregory T. Mutz have served as trustees of the Trust since the organizational meeting of the Trust held on December 13, 1993. Mr. Robert B. Scherer was nominated by the Board as a trustee at a Board meeting held on March 18, 1999 and was last elected to the Board by shareholders at a special meeting of shareholders held on June 17, 1999.

Messrs. Jeffrey S. Murphy, Jack W. Aber, William E. Chapman II, Edward J. Kaier, Steven J. Paggioli, Eric Rakowski and Thomas R. Schneeweis were nominated by the Board at a Board meeting held on December 6, 2009. If elected, Mr. Murphy will be an interested trustee and Messrs. Aber, Chapman, Kaier, Paggioli, Rakowski and Schneeweis will be Independent Trustees.

The Nominating and Governance Committee of the Board nominated each trustee candidate to the Board as part of the package of proposals presented in connection with the Transaction. Prior to each nomination being made, the Nominating and Governance Committee met with each candidate and reviewed the candidate’s background and qualifications to serve on the Board. The Nominating and Governance Committee concluded that each candidate was well qualified to serve on the Board and would ably represent the interests of the Funds and their shareholders. The following are the names of the nominees, their ages and their principal occupations during the past five years. The address of each nominee is 120 North LaSalle Street, 25th Floor, Chicago, IL 60602.

Nominees

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Interested Nominees

Stuart D. Bilton,(3) 63	Chairman, Trustee and Nominee	15 years	Chief Executive Officer, Aston Asset Management LLC, since 2006; Director, Highbury Financial Inc., since August 2009; Vice Chairman of ABN AMRO Asset Management Holdings, Inc. 2003-2006; President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. 2001-2003; President of Alleghany Asset Management, Inc. 1996-2001 (purchased by ABN AMRO in February 2001).	25	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm).

Jeffrey S. Murphy,(3) 43	Nominee	N/A	Senior Vice President, Affiliated Managers Group, Inc. since 2007, Vice President, Affiliated Managers Group, Inc. 1995-2007.	25	None.

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Independent Nominees

Gregory T. Mutz, 63	Lead Independent Trustee and Nominee	15 years	CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. since 2004 and a wholly-owned subsidiary of PRIME Property Fund, LLC, an instructional real estate co-mingled fund managed by Morgan Stanley Real Estate, Inc.; Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) 2003-2004; President and CEO of UICI 1999-2003; Chairman of Academic Management Service Corp. (a student loans and finance company) 2000-2003.	25	Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness); Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland; a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia.

Robert B. Scherer, 68	Trustee and Nominee	10 years	President of The Rockridge Group, Ltd (title insurance industry consulting services) since 1994.	25	Director, Title Reinsurance Company (insurance for title agents).

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Jack W. Aber, 72	Nominee	N/A	Professor of Finance, Boston University School of Management since 1972.	25	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (34 portfolios).

William E. Chapman II, 68	Nominee	N/A	President and Owner, Longboat Retirement Planning Solutions since 1998; Trustee of Bowdoin College since 2002.	25	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (34 portfolios).

Edward J. Kaier, 64	Nominee	N/A	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier, LLP since 2007; Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP 1977-2007.	25	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (34 portfolios).

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Steven J. Paggioli, 59	Nominee	N/A	Consultant since 2001; Executive Vice President and Director, The Wadsworth Group 1986-2001; Executive Vice President, Secretary and Director, Investment Company Administration, LLC 1990-2001; Vice President, Secretary and Director, First Fund Distributors, Inc. 1991-2001.	25	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (34 portfolios).

Eric Rakowski, 51	Nominee	N/A	Professor, University of California at Berkeley School of Law since 1990.	25	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 Portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (34 portfolios).

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Thomas R. Schneeweis, 62	Nominee	N/A	Professor of Finance, University of Massachusetts since 1977; Director, CISDM at the University of Massachusetts since 1996; President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) since 2001; Partner, White Bear Partners, LLC since 2007; Partner, Schneeweis Capital Management, LLC since 2007; Partner, Schneeweis Associates, LLC since 2007; Partner, Northampton Capital Management, LLC since 2004; Partner, TRS Associates since 2007.	25	Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (34 portfolios).

(1)	As of October 31, 2009.
(2)	Currently, a trustee serves for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws or (iv) the last day of the fiscal year in which he attains the age of 72 years. If the proposed amendment to the By-Laws takes effect, the mandatory retirement age for trustees will change to the last day of the fiscal year in which he attains the age of 75 years.
(3)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of affiliations with Aston and related entities, which act as the Funds’ investment adviser. Mr. Murphy will be considered an “interested person” after the consummation of the Transaction due to affiliations with AMG and related entities.

Board and Committees

Under the Declaration of Trust and the laws of the State of Delaware, the business and affairs of the Trust are managed under the direction of the Board. The Board held nine meetings during the fiscal year ended October 31, 2009. Each trustee attended 75% or more of the respective meetings of the full Board and of any committees of which he was a member that were held during the fiscal year ended October 31, 2009. The Board has established an Audit Committee, Nominating and Governance Committee and Valuation Committee.

The Audit Committee is currently comprised of four members, including a Chairman of the Committee. The current members of the Audit Committee are Mr. Scherer (Chairman), Leonard F. Amari, Mr. Mutz and Denis Springer. The Audit Committee’s function is to oversee the integrity of the Trust’s accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust’s independent registered public accounting firm. The Audit Committee held two meetings during the fiscal year ended October 31, 2009.

The Nominating and Governance Committee is currently comprised of four members, including a Chairman of the Committee. The current members of the Nominating and Governance Committee are Messrs. Amari (Chairman), Scherer, Mutz and Springer. The Nominating and Governance Committee’s function is to put forth names for nomination as trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2009. A current copy of the Nominating and Governance Committee Charter is available on the Funds’ website at astonfunds.com.

The Valuation Committee is currently comprised of at least three Trustees, including at least one Independent Trustee. The current members of the Valuation Committee are Messrs. Bilton (Chairman), Scherer and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2009.

Board Member Compensation

The trustees of the Trust who are not affiliated with Aston or any subadvisers receive an annual retainer and meeting fees. The Lead Independent Trustee and committee chairs receive an additional retainer. The trustees of the Trust who are not affiliated with Aston or any subadvisers receive meeting fees and are reimbursed for out-of-pocket expenses for each meeting of the Board they attend. No officer or employee of Aston or any subadviser or any of their respective affiliates receives any compensation from the Funds for acting as a trustee of the Trust.

The table below shows the total fees that were paid to each of the trustees during the fiscal year ended October 31, 2009. There were no “compensated persons” who received more than $120,000 in aggregate compensation from the Trust for the same period.

Trustee/ Nominee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust

Independent Trustees
Leonard F. Amari	$82,000*	N/A	N/A	$82,000	*
Gregory T. Mutz	99,500*	N/A	N/A	99,500	*
Robert B. Scherer	89,500*	N/A	N/A	89,500	*
Denis Springer	76,500*	N/A	N/A	76,500	*
Interested Trustee
Stuart D. Bilton	0	N/A	N/A	0

*	The Trustee also received special meeting fees of $3,000 in the fiscal year ended October 31, 2009 for special meetings that occurred during the previous fiscal year.

Trustee/Nominee Ownership of Fund Shares

The dollar range of shares beneficially owned in each Fund as well as the aggregate dollar range of shares beneficially owned in all the Funds is shown in Appendix B for each nominee.

Officers of the Trust

Except for Mr. Bilton (Chairman of the Trust), information about the current officers, their ages and their principal occupations during the past five years is provided below. The address of each current officer listed below is 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the administrator for providing an officer to serve as the Funds’ Chief Compliance Officer.

Name, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years

Kenneth C. Anderson, 45, President (Chief Executive Officer)	16 years	President, Aston Asset Management LLC, since 2006; Director, Highbury Financial Inc., since August 2009; President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1995-2006; Executive Vice President of ABN AMRO Asset Management (USA) LLC 2001-2005; Director, ABN AMRO Trust Services Company 2001-2005; Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC 2001- 2006; Officer of the Trust since 1993; CPA.

Gerald F. Dillenburg, 42, Senior Vice President, Secretary and Treasurer (Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)	13 years	Chief Compliance Officer and Chief Financial Officer, Aston Asset Management LLC, since 2006; Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1996-2006; SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) 2001-2006; operations manager and compliance officer of ABN AMRO mutual funds 1996-2006; CPA.

(1)	As of October 31, 2009.
(2)	Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws.

Shareholder Communications

The Board provides a process for shareholders to communicate with the Board as a whole and/or each of the trustees individually. Shareholders should forward such correspondence by U.S. mail or other courier service to the Secretary of the Trust. Correspondence addressed to the Board will be forwarded to each trustee, and correspondence addressed to a particular trustee will be forwarded to that trustee.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”) serves as the Trust’s independent registered public accounting firm. E&Y performs an annual audit of the financial statements of the Trust and provides other accounting and tax services to the Trust. Representatives of E&Y are not expected to be present at the Special Meeting.

Audit Fees. For the fiscal year ended October 31, 2009, E&Y billed the Trust $364,700 for professional services rendered for the audit of the Trust’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. For the fiscal year ended October 31, 2008, E&Y billed the Trust $459,500 for professional services rendered for the audit of the Trust’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

Audit-Related Fees. For the fiscal years ended October 31, 2009 and 2008, E&Y billed the Trust $22,000 and $40,500, respectively, for assurance and related services that are reasonably related to the performance of the audit of the Trust’s financial statements and that are not reported above.

Tax Fees. For the fiscal years ended October 31, 2009 and 2008, E&Y did not bill the Trust for professional services rendered for tax compliance, tax advice, tax planning and tax training.

All Other Fees. For the fiscal years ended October 31, 2009 and 2008, E&Y did not bill the Trust for products and services other than the services reported above.

Audit Committee Pre-Approval Policies and Procedures

Pursuant to the Audit Committee Charter, the Audit Committee is responsible for pre-approving all audit services and permissible non-audit services to be provided to the Trust by E&Y, including the fees and other compensation to be paid to E&Y to provide non-audit services to the Trust’s investment adviser or any affiliate of the Trust’s investment adviser, if the engagement relates directly to the operations and financial reporting of the Trust, provided that the amount of such services constitutes no more than 5% of the total amount of revenues paid to E&Y by the Trust, Aston and any affiliate of Aston that provides ongoing services to the Trust that would have to be preapproved by the Committee pursuant to the Audit Committee Charter. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pre-approval for a permitted non-audit service is not required if: (1) the aggregate amount of all non-audit services is not more than 5% of the total revenues paid by the Trust to E&Y in that fiscal year; (2) such services were not recognized by the Trust to be non-audit services; and (3) such non-audit services were brought to the attention of the Audit Committee and approved prior to completion.

Non-Audit Fees. For the fiscal years ended October 31, 2009 and 2008, E&Y did not bill the Trust or Aston for non-audit services rendered.

For the fiscal years ended October 31, 2009 and 2008, E&Y did not provide any non-audit services to Aston. Accordingly, the Audit Committee has not had to consider whether the provision of such non-audit services is compatible with maintaining E&Y’s independence.

Required Vote

Approval of this proposal requires the affirmative vote of a plurality of the shares voted by the shareholders of all of the Funds (voting as a single class) in person or by proxy.

PROPOSAL 4: APPROVAL OF PROPOSED REORGANIZATIONS

Acquired Fund		Acquiring Fund
Aston Growth Fund	into	Aston/Montag & Caldwell Growth Fund
Aston Balanced Fund	into	Aston/Montag & Caldwell Balanced Fund

A. SYNOPSIS

The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed reorganization that would have the effect of merging mutual funds. These responses are qualified in their entirety by the remainder of this Proxy Statement/Prospectus, which you should read carefully because it contains additional information and further details regarding the proposed reorganizations.

1. What is being proposed?

The Board of Trustees of Aston Funds recommends that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached hereto as Appendix G), each of which we refer to as a “reorganization” of an acquired Fund (the “Acquired Fund”) into the corresponding acquiring Fund (the “Acquiring Fund”). If approved by shareholders, all the assets of an Acquired Fund will be transferred to the corresponding Acquiring Fund solely in exchange for the issuance and delivery to the Acquired Fund of voting shares of beneficial interest of the corresponding Acquiring Fund (“Acquiring Fund Shares”) with a value equal to the value of the Acquired Fund’s assets net of liabilities, and for the assumption by the corresponding Acquiring Fund of all liabilities of the Acquired Fund. As soon as practicable following the transfer, the Acquiring Fund Shares received by each Acquired Fund will be distributed pro-rata to its shareholders of record.

2. What will happen to my investment in the Acquired Fund as a result of the reorganization?

You will receive shares of the corresponding Acquiring Fund in exchange for your shares in the Acquired Fund. Although the number of shares owned by each shareholder will most likely change, the total value of your investment in the Acquiring Fund will equal the total value of your investment in your Acquired Fund at the time of the reorganization. Even though the net asset value per share of each Fund is likely to be different, the total value of your holdings will not change as a result of the reorganization.

3. Why has the Board recommended that shareholders approve the reorganizations?

Aston advised the Board that it believes the proposed reorganization to be in the best interest of each Acquired Fund. Aston recommended the reorganizations in order to consolidate substantially similar product offerings. Prior to January 2008, the Acquired Funds were managed by different subadvisers and offered shareholders different investment styles than the Acquiring Funds. Since January 2008, Montag & Caldwell, Inc. (“Montag & Caldwell”) has managed Aston/Montag & Caldwell Growth Fund and Aston Growth Fund (collectively, the “Growth Funds”), Aston/Montag & Caldwell Balanced Fund and the equity portion of Aston Balanced Fund. Aston believes that following the reorganizations the Acquiring Fund will provide the corresponding Acquired Fund’s shareholders with an investment style that is substantially similar to that of the Acquired Fund. Aston also believes the reorganizations may result in lower total operating expenses, taking into account the effect of expense waivers, for the corresponding Acquired Fund through economies of scale, which may subsequently lead to additional sales and additional economies of scale.

4. How do the investment objectives of the Funds compare?

Growth Funds. While not identical, these two Funds have substantially similar investment objectives. Aston Growth Fund seeks long-term total return through a combination of capital appreciation and current income, by investing primarily in a combination of stocks and bonds. Aston/Montag & Caldwell Growth Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and bonds.

Balanced Funds. While not identical, Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund (collectively, the “Balanced Funds”) have substantially similar investment objectives. The Aston

Balanced Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities. The Aston/Montag & Caldwell Balanced Fund seeks long-term total return.

5. How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following each reorganization?

Growth Funds. The table below describes the fees and expenses that you may pay if you buy and hold shares of these Funds. As shown below, the proposed reorganization may result in lower total operating expenses for shareholders of the Aston Growth Fund. However, there can be no assurance that the reorganization will result in expense savings.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage

of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
Aston Growth Fund
Class N Shares	0.70%	0.25%	—	0.21%	1.16%
Class I Shares	0.70%	None	—	0.21%	0.91%
Class R Shares	0.70%	0.50%	—	0.21%	1.41%
Aston/Montag & Caldwell Growth Fund
Class N Shares	0.69%	0.25%	—	0.17%	1.11%
Class I Shares	0.69%	None	—	0.17%	0.86%
Class R Shares	0.69%	0.50%	—	0.17%	1.36%
Aston/Montag & Caldwell Growth Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	0.68%	0.25%	—	0.17%	1.10%
Class I Shares	0.68%	None	—	0.17%	0.85%
Class R Shares	0.68%	0.50%	—	0.17%	1.35%

(1)	The Annual Fund Operating Expenses table is presented as of each Fund’s fiscal year end (October 31, 2009). The pro forma combined figures assume the consummation of the reorganization on October 31, 2009 and reflects average net asset levels for the 12-month period ended as of that date.

The tables are provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that each Fund incurs and that Aston expects the Aston/Montag & Caldwell Growth Fund to incur in the first year following the reorganization.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Funds over the time periods shown and you redeem all your shares at the end of those periods. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aston Growth Fund
Class N Shares	$118	$368	$638	$1,409
Class I Shares	$93	$290	$504	$1,120
Class R Shares	$144	$446	$771	$1,691
Aston/Montag & Caldwell Growth Fund
Class N Shares	$113	$353	$612	$1,352
Class I Shares	$88	$274	$477	$1,061
Class R Shares	$138	$431	$745	$1,635
Aston/Montag & Caldwell Growth Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	$112	$350	$606	$1,340
Class I Shares	$87	$271	$471	$1,049
Class R Shares	$137	$428	$739	$1,624

Balanced Funds. The table below describes the fees and expenses that you may pay if you buy and hold shares of these Funds. As shown below, the proposed reorganization may result in lower total operating expenses for shareholders of the Aston Balanced Fund. However, there can be no assurance that the reorganization will result in expense savings.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

	Management Fee	Distribution (12b-1) Fee(1)	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement(2)	Totals Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement(2)
Aston Balanced Fund
Class N Shares	0.70%	0.25%	0.02%	0.76%	1.73%	(0.31)%	1.42%
Aston/Montag & Caldwell Balanced Fund
Class N Shares	0.75%	0.25%	0.01%	0.82%	1.83%	(0.47)%	1.36%
Aston/Montag & Caldwell Balanced Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	0.75%	0.25%	0.01%	0.55%	1.56%	(0.20)%	1.36%

(1)	The Annual Fund Operating Expenses table is presented as of each Fund’s fiscal year end (October 31, 2009). The pro forma combined figures assume the consummation of the reorganization on October 31, 2009 and reflects average net asset levels for the 12-month period ended as of that date. Rule 12b-1 fees in the table reflect the maximum amount of fees payable under each plan, while the Trust’s financial statements reflect actual fees paid. Accordingly, the financial statements will vary to the extent of voluntary reductions in the period. Actual 12b-1 fees paid during the fiscal year ended October 31, 2009 for Aston Balanced Fund and Aston/Montag & Caldwell Balanced Fund were 0.03% and 0.16%, respectively.
(2)	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2011 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2011, the arrangement may be terminated only by a vote of the Board of Trustees of the Trust.

The tables are provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that each Fund incurs and that Aston expects the Aston/Montag & Caldwell Balanced Fund to incur in the first year following the reorganization.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Funds over the time periods shown and you redeem all your shares at the end of those periods. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aston Balanced Fund
Class N Shares	$145	$515	$910	$2,015
Aston/Montag & Caldwell Balanced Fund
Class N Shares	$138	$530	$947	$2,109
Aston/Montag & Caldwell Balanced Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	$138	$473	$851	$1,839

6. How does the portfolio turnover of the Funds compare?

Growth Funds. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year, the Aston Growth Fund’s and Aston/Montag & Caldwell Growth Fund’s portfolio turnover rates were 37.59% and 35.09%, respectively.

Balanced Funds. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year, the Aston Balanced Fund’s and Aston/Montag & Caldwell Balanced Fund’s portfolio turnover rates were 43.33% and 38.72%, respectively.

7. How do the investment strategies of the Funds compare?

Growth Funds. Each Fund invests primarily in common stocks and bonds. Each Fund’s portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

•	have a strong history of earnings growth

•	be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

•	have strong balance sheets

•	have a sustainable competitive advantage

•	be currently, or have the potential to become, industry leaders

•	have the potential to outperform during market downturns

Each Fund may invest in foreign securities (directly and through depositary receipts). To manage risk, each Fund’s portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline. For a more detailed description of the investment techniques used by each Fund, please see the Fund’s prospectus and statement of additional information.

Balanced Funds. Aston Balanced Fund’s investment adviser retains two subadvisers dedicated to managing the equity and fixed income portions of the Fund’s portfolio. The investment adviser determines the allocation of assets between the equity and fixed income portions of the Aston Balanced Fund’s portfolio. The investment adviser generally rebalances the portfolio quarterly and, under normal circumstances, allocates between 50% and 70% of the Fund’s total assets to the equity portion and at least 25% to the fixed income portion.

Aston/Montag & Caldwell Balanced Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager’s assessment of the return potential of each asset class.

For equity investments, each Fund’s portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

•	have a strong history of earnings growth

•	be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

•	have strong balance sheets

•	have a sustainable competitive advantage

•	be currently, or have the potential to become, industry leaders

•	have the potential to outperform during market downturns

Each Fund may invest in foreign securities (directly and through depositary receipts). When selecting equity securities, each Fund’s portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

With respect to fixed income securities, each Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The fixed income portfolio managers select securities based on various methods of quantitative and fundamental analysis and research. The fixed income portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. Aston Balanced Fund emphasizes investment grade fixed income securities but may invest in high yield securities, while Aston/Montag &Caldwell Balanced Fund will only invest in securities rated “A” or better.

The Aston Balanced Fund’s fixed income portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity and maturity. When selecting fixed income securities, the Aston/Montag & Caldwell Balanced Fund’s portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

Each Balanced Fund may use futures, swaps and other derivatives for hedging purposes or to seek total return. Derivatives may consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives may also be used to seek exposure to asset classes in which the Aston Balanced Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Aston Balanced Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Aston Balanced Fund. While each Balanced Fund may use futures, swaps and other derivatives for hedging purposes or to seek total return, the Balanced Funds currently do not invest in such instruments.

For a more detailed description of the investment techniques used by each Fund, please see the Fund’s prospectus and statement of additional information.

8. How does the management of the Funds compare?

Growth Funds. Management of the Growth Funds is the same. Aston Asset Management LLC serves as investment adviser to the Funds. Montag & Caldwell, Inc. serves as the subadviser to the Funds.

Mr. Ronald E. Canakaris, President and Chief Investment Officer of Montag & Caldwell, has served as the Aston/Montag & Caldwell Growth Fund’s portfolio manager since the Fund’s inception and as the Aston Growth Fund’s portfolio manager since January 2008.

Balanced Funds. Aston Asset Management LLC serves as investment adviser to these Funds. Montag & Caldwell serves as the subadviser to the Aston/Montag & Caldwell Balanced Fund and to the equity portion of the Aston Balanced Fund’s portfolio. Taplin, Canida & Habacht, LLC (“TCH”) serves as the subadviser to the fixed income portion of the Aston Balanced Fund’s portfolio.

Mr. Ronald E. Canakaris, Chairman, President and Chief Investment Officer of Montag & Caldwell, has served as portfolio manager of the Aston/Montag & Caldwell Balanced Fund since its inception. Mr. Canakaris has served as portfolio manager for the equity portion of the Aston Balanced Fund’s portfolio since January 2008.

Ms. Tere Alvarez Canida, President and Managing Principal of TCH, Mr. Alan M. Habacht, Principal of TCH, and Mr. William J. Canida, Principal of TCH, serve as portfolio managers for the fixed income portion of the Aston Balanced Fund’s portfolio. Ms. Canida, Mr. Habacht, and Mr. Canida have served as the Aston Balanced Fund’s portfolio managers since December 1, 2006.

9. Do the procedures for purchasing, redeeming and exchanging shares of the Funds differ?

No. The Funds have identical procedures for purchasing, redeeming and exchanging shares. Shares of the Fund may be purchased, exchanged or redeemed on any business day by written request (Aston Funds, P.O Box 9765, Providence, RI 02940), wire transfer, online access (astonfunds.com), or telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

The shares of each Fund are purchased and redeemed at the net asset value of the Fund’s shares next determined. No fee is charged to shareholders when they purchase or redeem shares of the Funds, nor will a fee be charged to shareholders when they purchase or redeem shares of the Acquiring Funds. The minimum initial investment is $2,500 for Class N and R shares ($500 for IRA, ESAs, UGMA and UTMA Accounts) and $1,000,000 for Class I shares. The minimum subsequent investment is $50 for Class N and R shares. Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor. Please see a Fund’s prospectus for additional information.

10. How does the tax information and financial intermediary compensation of the Funds compare?

Tax Information. Each Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11. How does the distribution arrangements of the Funds compare?

The distribution arrangements for Class N, R and I shares are the same for each of the Acquired Funds and Acquiring Funds.

12. What are the federal income tax consequences of the proposed reorganizations?

For federal income tax purposes, no gain or loss is expected to be recognized by an Acquired Fund or its shareholders as a direct result of a proposed reorganization. As a result of the proposed reorganizations, however, each Acquired Fund and its shareholders may lose the benefit of certain tax losses that otherwise could have been used to offset or defer future gains. In addition, the proposed reorganizations will require each Acquired Fund to distribute all of its undistributed net investment income and net capital gains as of the reorganization date to its shareholders. Such distribution will generally be taxable to shareholders for federal income tax purposes unless the shareholder is investing through a tax-deferred account, such as a 401(k) or individual retirement account. For more information, please see “Information about the Proposed Reorganizations—Certain Federal Income Tax Consequences,” below.

13. Will my dividends be affected by the reorganizations?

No. The Growth Funds declare and distribute dividends from their net investment income and net capital gains, if any, annually. The Balanced Funds declare and distribute dividends from their net investment income and net capital gains, if any, quarterly. The reorganizations, however, will require each Acquired Fund to distribute all of its undistributed net investment income and net capital gain as of the reorganization date.

B. ADDITIONAL INFORMATION REGARDING THE FUNDS

Investment Adviser. Aston is the investment adviser to the Funds. Please see Proposal 1 for more information about Aston, a description of the Current Advisory Agreement and New Advisory Agreement and a description of the transaction.

As of October 31, 2009, the Aston/Montag & Caldwell Growth Fund and the Aston Growth Fund had net assets of $2,486,823,315 and $201,697,414, respectively. For the fiscal year ended October 31, 2009, Aston/Montag & Caldwell Growth Fund and the Aston Growth Fund paid an aggregate net management fee expressed as a percentage of net assets of 0.69% and 0.69%, respectively. The table below compares the annual management fee schedules of the Funds expressed as a percentage of average daily net assets.

Aston Growth Fund Management Fee	Aston/Montag & Caldwell Growth Fund Management Fee

0.70%	First $800 million	0.80%
	Over $800 million	0.60%

As of October 31, 2009, the Aston/Montag & Caldwell Balanced Fund and the Aston Balanced Fund had net assets of $16,086,414 and $16,804,970, respectively. For the fiscal year ended October 31, 2009, Aston/Montag & Caldwell Balanced Fund and the Aston Balanced Fund paid an aggregate net management fee expressed as a percentage of net assets of 0.28% and 0.70%, respectively.

Aston Balanced Fund	Aston/Montag & Caldwell Balanced Fund
Management Fee	Management Fee

0.70%	0.75%

Subadvisers. Montag & Caldwell is the subadviser for the Aston/Montag & Caldwell Growth Fund, Aston/Montag & Caldwell Balanced Fund, Aston Balanced Fund (equity portion), and Aston Growth Fund. Montag & Caldwell, 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, was founded in 1945. Montag & Caldwell is a wholly-owned direct subsidiary of Fortis Bank SA/NV (“Fortis Bank”). As of October 31, 2009, Montag & Caldwell managed approximately $             billion in assets in institutional accounts and mutual funds.

Ronald E. Canakaris, CFA, CIC, has been the portfolio manager of Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund since these Funds’ inceptions in 1994. Mr. Canakaris is the Chairman, President and Chief Investment Officer of Montag & Caldwell. He has been with Montag & Caldwell since 1972 and is responsible for developing the firm’s investment process. He has a BS and BA from the University of Florida. Ronald E. Canakaris has also been the portfolio manager of the Aston Growth Fund and Aston Balanced Fund (equity portion) since January 2008.

TCH is the subadviser for the Aston Balanced Fund (fixed income portion). TCH, 1001 Brickell Bay Drive, Suite 2100 Miami, Florida 33131, was founded in 1985 and as of October 31, 2009 had approximately $             billion in assets under management. TCH is a majority-owned subsidiary of Marshall & Ilsley Corporation. TCH provides investment management services to investment companies, high net worth individuals and institutional accounts.

Tere Alvarez Canida, CFA, has been the co-portfolio manager of the Aston Balanced Fund (fixed income portion) since December 2006 and is President and Managing Principal of TCH. Ms. Canida has over 28 years of investment experience. She previously served as Vice President and Senior Investment Officer of Southeast Bank. She received her BS from Georgetown University and her MBA from The George Washington University.

Alan M. Habacht has been the co-portfolio manager of the Aston Balanced Fund (fixed income portion) since December 2006 and is a Principal of TCH. Mr. Habacht has over 35 years of investment experience. Before joining TCH, he served as Senior Vice President and portfolio manager for INVESCO Capital Management. He also served as a security analyst for Weiss, Peck & Greer, Alliance Capital Management, and Bache & Company. He received his BA in Finance from Boston University.

William J. Canida, CFA, has been the co-portfolio manager of the Aston Balanced Fund (fixed income portion) since December 2006 and is a Principal of TCH. Mr. Canida has over 30 years of investment experience. Prior to joining TCH, he served as Vice President and Senior Investment Officer for Harris Trust Company of Florida. He also was Vice President and Treasurer of AmeriFirst Florida Trust Company and Southeast Bank. Mr. Canida received his BA and his MBA from Indiana University. He has also attended the National Graduate Trust School of Northwestern University.

Investment Strategies. In addition to the principal investment strategies described in the Fund Summaries above, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

Asset-Backed Securities (component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

Below Investment Grade (High Yield) Securities (Aston Balanced Fund). Below investment grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by an adviser or a subadviser to be of equivalent quality. They are considered speculative and are sometimes called “junk bonds.”

CMOs (Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Commercial Paper (All Funds). Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

Convertible Securities (component of principal investment strategy for all Funds). Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Corporate Debt Securities (All Funds and component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)

securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Debentures (All Funds and component of principal investment strategy for Aston Balanced Fund). Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

Defensive Strategy (All Funds). There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

Depositary Receipts of Foreign Securities (All Funds). A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American depository receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated, European depository receipts (“EDRs”), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and global depository receipts (“GDRs”), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or

GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Derivatives (All Funds). The Funds may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The portfolio manager(s) will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund’s existing assets. The portfolio manager(s) will place a limit on the derivative exposure as a proportion of assets.

Equity Securities (component of principal investment strategy for all Funds). Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value may increase with the value of the issuer’s business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

Fixed Income Securities (All Funds and component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. Aston Montag/Caldwell Growth Fund and Aston Growth Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

Foreign Securities (All Funds). Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

Mortgage-Backed Securities (component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest type of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Other Investment Companies (All Funds). The Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Preferred Stocks (All Funds). Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the claims of all creditors.

Repurchase Agreements (All Funds). Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

Rule 144A Securities (All Funds). Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. Government Securities (All Funds and component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Primary Risks. You could lose money by investing in a Fund. There can be no assurance that a Fund’s investment objective will be achieved. The following is a summary of certain risks of investing in the Funds.

Below Investment Grade (High Yield) Securities Risk. (Aston Balanced Fund) Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Call Risk. (Aston Balanced Fund) Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Credit Risk. (Each Acquiring Fund and Aston Balanced Fund) Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a Fund’s share price or yield.

Derivatives Risk. (All Funds) Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. (All Funds) Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies.

Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by a Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. (All Funds) Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a Fund’s performance may suffer.

Interest Rate Risk. (Each Acquiring Fund and Aston Balanced Fund) If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. (All Funds) When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. (All Funds) The performance of a Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, a Fund may underperform its benchmark or its peers.

Market Risk. (All Funds) Each Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. (Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund) Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a Fund’s total return.

U.S. Government Agency Securities Risk. (Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund) Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information. The bar charts show how the performance of the Class N shares of each Fund has varied from year-to-year over the periods shown. The classes of shares for a Fund are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the

Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in each Fund. Each Fund makes updated performance information available at the Funds’ Web site, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Aston Growth Fund—Aston/Montag & Caldwell Growth Fund

Calendar Year Total Returns (%)

Aston/Montag & Caldwell Growth Fund – Class N Shares

For the periods included in the bar chart:

Best Quarter: 14.92% (06/09)	Worst Quarter: (20.35)% (12/08)

Aston Growth Fund – Class N Shares*

For the periods included in the bar chart:

Best Quarter: 16.27% (12/01)	Worst Quarter: (20.26)% (12/08)

The following table indicates how each Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index. Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, each Fund’s performance would have been reduced. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

Average Annual Total Return

(For the periods ended December 31, 2009)

Aston/Montag & Caldwell Growth Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 11/2/94):
Return Before Taxes	29.84%	3.80%	(0.93)%
Return After Taxes on Distributions	29.77%	3.19%	(1.50)%
Return After Taxes on Distributions and Sale of Fund Shares	19.48%	3.25%	(0.86)%
Class I Shares (Inception 6/28/96):
Return Before Taxes	30.15%	4.09%	(0.66)%
Class R Shares (Inception 12/31/02):
Return Before Taxes	29.47%	3.57%	N/A
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees)	37.21%	1.63%	(3.99)%

Average Annual Total Return*

(For the periods ended December 31, 2009)

Aston Growth Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 12/13/93):
Return Before Taxes	30.77%	(0.81)%	(1.26)%
Return After Taxes on Distributions	30.51%	(2.19)%	(2.17)%
Return After Taxes on Distributions and Sale of Fund Shares	20.35%	(0.60)%	(1.06)%
Class I Shares (Inception 7/31/00):
Return Before Taxes	31.14%	(0.53)%	N/A
Class R Shares (Inception 12/31/02):
Return Before Taxes	30.54%	(1.01)%	N/A
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees)	37.21%	1.63%	(3.99)%

*	Montag & Caldwell, Inc. became the subadviser as of January 1, 2008. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

Aston Balanced Fund—Aston/Montag & Caldwell Balanced Fund

Calendar Year Total Returns (%)

Aston/Montag & Caldwell Balanced Fund – Class N Shares

For the periods included in the bar chart:

Best Quarter: 9.21% (06/09)	Worst Quarter: (10.36)% (12/08)

Aston Balanced Fund – Class N Shares

For the periods included in the bar chart:

Best Quarter: 11.98% (06/09)	Worst Quarter: (11.60)% (12/08)

The following table indicates how each Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index and blended index. Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, each Fund’s performance would have been reduced. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

Average Annual Total Returns

(For the periods ended December 31, 2009)

Aston/Montag & Caldwell Balanced Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 11/2/94):
Return Before Taxes	19.68%	4.07%	1.45%
Return After Taxes on Distributions	19.30%	3.73%	0.90%
Return After Taxes on Distributions and Sale of Fund Shares	12.99%	3.35%	0.96%
S&P 500 Index (Reflects no deduction for taxes, expenses or fees)	26.47%	0.42%	(0.95)%
Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees)	4.52%	4.71%	6.34%
60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees)	17.74%	2.43%	2.27%

Average Annual Total Returns*

(For the periods ended December 31, 2009)

Aston Balanced Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 9/21/95):
Return Before Taxes	23.84%	1.17%	1.40%
Return After Taxes on Distributions	23.46%	(1.03)%	(0.33)%
Return After Taxes on Distributions and Sale of Fund Shares	15.68%	0.71%	0.78%
S&P 500 Index (Reflects no deduction for taxes, expenses or fees)	26.47%	0.42%	(0.95)%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees)	5.93%	4.97%	6.33%
60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees)	18.39%	2.52%	2.24%

*	Taplin, Canida & Habacht, LLC has managed the fixed income portion of the portfolio since December 1, 2006. Montag & Caldwell, Inc. has managed the equity portion of the portfolio since January 1, 2008. The performance of the Fund prior to December 1, 2006 and January 1, 2008 may have been different if the current subadvisers had been employed.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Distribution and Shareholder Services. PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the “Distribution Agreement”), under which the Distributor serves as statutory underwriter and facilitates the registration and distribution shares of the Funds on a continuous basis. To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan for Class N and Class R shares. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund’s Class N shares’ average daily net assets and 0.50% of Class R shares’ average daily net assets to the Distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

From the 12b-1 fees, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services and reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Rule 12b-1 distribution plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Rule 12b-1 distribution plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

C. OTHER COMPARISONS BETWEEN THE FUNDS

Trustees and Officers. The same Trustees oversee all of the Funds. The Trustees currently are Stuart D. Bilton (Chairman), Gregory T. Mutz, Leonard F. Amari, Robert B. Scherer and Denis Springer. The officers of all of the Funds are also the same.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices at Willis Tower, 233 South Wacker Drive, Chicago, IL 60606 is the Trust’s independent registered public accounting firm for each Fund.

Charter Documents. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Additional information about the Trust Instrument is provided below.

Voting Rights. Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class R shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholders have the power to vote only (i) for the election of Trustees, (ii) for the removal of Trustees, and (iii) with respect to such additional matters relating to the Trust as may be required by law, by the Trust Instrument, or as the Trustees may consider desirable.

Shareholder Meetings. The Board does not intend to hold annual meetings of shareholders of the Funds. The Trust Instrument provides that the Board will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Funds entitled to vote. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.

One-third of shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting. Any lesser number is sufficient for adjournments. Any adjourned session or sessions may be held without the necessity of further notice. Except when a larger vote is required by law or by any provision of the Trust Instrument, a majority of the shares voted in person or by proxy shall decide any questions, and a plurality will elect a Trustee.

Shareholder Liability. Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the

Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

The foregoing is a very general summary of certain provisions of the Trust Instrument governing the Trust. It is qualified in its entirety by reference to the Trust Instrument.

D. INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

General. The shareholders of each Acquired Fund are being asked to approve a reorganization between their Acquired Fund and its corresponding Acquiring Fund pursuant to the Agreement and Plan of Reorganization entered into by the Trust, on behalf of the Acquired Funds and the Acquiring Funds (the “Agreement”), the form of which is attached to this Proxy Statement/Prospectus as Appendix G, and is summarized below.

Each Acquired Fund’s shareholders will vote separately on the reorganization of their Fund into the corresponding Acquiring Fund. The reorganization of one Acquired Fund into an Acquiring Fund is not contingent upon the approval of the other Acquired Fund’s shareholders. Each reorganization is separate and distinct from the other.

In the event that a reorganization does not receive the required shareholder approval, each applicable Acquired Fund and Acquiring Fund will continue to be managed as a separate Fund in accordance with its current investment objective and policies, and the Board may consider such alternatives as may be in the best interests of each Fund.

Background and Board’s Considerations Relating to the Proposed Reorganizations. Aston proposed to the Board a reorganization that would have the effect of merging each Acquired Fund with an Acquiring Fund that Aston believes has substantially similar investment objectives. The Board, including the Independent Trustees, approved the terms of each reorganization and recommended that the reorganizations be approved by the shareholders of each Acquired Fund. In determining to recommend that the shareholders of each Acquired Fund approve its reorganization, the Board considered the factors described below:

•

Each Acquired Fund’s and its corresponding Acquiring Fund’s investment goals, policies and restrictions are substantially similar, and that the reorganization would permit the shareholders of each Acquired Fund to pursue substantially similar objectives in a larger fund with similar performance;

•	Services available to Acquired Fund shareholders will be substantially the same on a class level basis;

•	The reorganizations will result in the elimination of investment products that have become substantially similar over time;

•

The estimated total annual operating expense ratios for each Acquiring Fund are expected to be lower than the current total annual operating expense ratios of its corresponding Acquired Fund, taking into account the effect of contractual expense limitations, and a larger combined fund offers the opportunity for economies of scale;

•

Highbury has committed to bear the reorganization costs and expenses related to proxy solicitation, legal and other costs associated with the solicitation including special meetings of the board of trustees, preparation of this Proxy Statement/Prospectus, printing and mailing costs, and Aston has committed to reimburse the Funds for other expenses in connection with the reorganizations, including legal and accounting expenses, to the extent that (i) such expenses cause total operating expenses of the Funds to exceed operating expense caps in effect for a Fund through February 28, 2011, or (ii) such expenses exceed one basis point (.01%) of average net assets if operating expense caps are not in effect for any Fund; and

•	For federal income tax purposes, each reorganization is generally not expected to result in a taxable event for an Acquired Fund or its shareholders.

Based on all of the foregoing, the Board concluded that each Acquired Fund’s participation in its proposed reorganization would be in the best interests of such Acquired Fund and would not dilute the interests of such Acquired Fund’s existing shareholders.

Agreement and Plan of Reorganization. Each proposed reorganization will be governed by the Agreement, the form of which is attached as Appendix G. The Agreement provides that each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund solely in exchange for the issuance of full and fractional Acquiring Fund Shares and the assumption of all the Acquired Fund’s liabilities. The Acquiring Fund Shares will be issued on March 30, 2010 or such other date as may be agreed upon by the parties (the “Closing Date”). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

Each Acquired Fund will transfer all of its assets to its corresponding Acquiring Fund, and in exchange, such Acquiring Fund will assume all liabilities of the Acquired Fund and deliver to such Acquired Fund a number of full and fractional Acquiring Fund Shares of such Acquiring Fund having a net asset value equal to the value of the assets of the Acquired Fund less the liabilities of the Acquired Fund assumed by the Acquiring Fund. On or as soon after the Closing Date as is practicable, but in no event later than 12 months after the Closing Date (the “Liquidation Date”), each Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, all the Acquiring Fund Shares received by such Acquired Fund. This distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund shareholders, and representing the respective pro rata number of Acquiring Fund Shares due each such shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. As a result of the proposed transaction, each Acquired Fund shareholder will receive a number of Acquiring Fund Shares equal in value as of the Valuation Date (as defined in the Agreement) to the value of the Acquired Fund shares surrendered by such shareholder.

The consummation of each reorganization is subject to the terms and conditions and on the representations and warranties being true as set forth in the Agreement. With respect to each reorganization, the Agreement may be terminated by mutual agreement of the Acquiring Fund and the corresponding Acquired Fund. The Agreement may be terminated with respect to one or both of the reorganizations. In addition, either an

Acquired Fund or an Acquiring Fund may at its option terminate the Agreement with respect to its corresponding reorganization at or before the Closing Date due to (i) a breach by any other party to such reorganization of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it can or will not or cannot be met; or (iii) a determination by the Board that the consummation of the transactions contemplated therein with respect to a reorganization is not in the best interests of a Fund.

Each Acquired Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies and restrictions. The Acquired Fund, if requested by its corresponding Acquiring Fund, will dispose of securities on the Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and its corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

Certain Federal Income Tax Consequences. As a condition to each Fund’s obligation to consummate the reorganizations, each Fund will receive a tax opinion from Vedder Price P.C. with respect to its reorganization (which opinion will be based on certain factual representations of the Funds and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

(a) The transfer of all the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund followed by the pro rata distribution by the Acquired Fund of all the Acquiring Fund Shares to the Acquired Fund shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of its corresponding Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to its corresponding Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the reorganization.

(f) The basis of the Acquired Fund’s assets acquired by its corresponding Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

This description of the federal income tax consequences of the reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of a reorganization, including the applicability and effect of state, local and foreign tax laws.

If a proposed reorganization is approved by an Acquired Fund’s shareholders, the Acquired Fund will distribute to its shareholders all of its undistributed net investment income and undistributed realized net capital gains (after reduction by any available capital loss carryforwards), if any, immediately prior to the Closing (as defined in the Agreement). Additional distributions may be made if necessary.

Capitalization. The following table shows the capitalization of each Fund as of October 31, 2009 and of each Acquiring Fund on a pro forma unaudited combined basis, giving effect to each proposed acquisition of assets at net asset value as of that date:

ASTON GROWTH FUND—ASTON/MONTAG & CALDWELL GROWTH FUND

	Aston Growth Fund	Aston/Montag & Caldwell Growth Fund	Pro Forma Adjustments(1)		Aston/Montag & Caldwell Growth Fund—Pro Forma Combined (assuming consummation of the reorganization)(2)

Net Assets
Class N Shares	$56,304,527	$1,277,345,869			$1,333,650,396
Class I Shares	144,805,253	1,205,637,140			1,350,442,393
Class R Shares	587,634	3,840,306			4,427,940

Total Net Assets	201,697,414	2,486,823,315			2,688,520,729
Shares Outstanding
Class N Shares	4,447,220	61,198,083	(1,749,651	)(3)	63,895,652
Class I Shares	11,228,146	57,491,570	(4,323,017	)(3)	64,396,699
Class R Shares	47,183	185,293	(18,830	)(3)	213,646
Net Asset Value Per Share
Class N Shares	$12.66	$20.87			$20.87
Class I Shares	12.90	20.97			20.97
Class R Shares	12.45	20.73			20.73

(1)	Pro forma adjustments do not include reorganization expenses borne by the Funds, which are expected to be immaterial.
(2)	Assumes the reorganization had been consummated on October 31, 2009, and is for information purposes only. No assurance can be given as to how many shares of the Aston/Montag & Caldwell Growth Fund will be received by the shareholders of the Aston Growth Fund on the date the reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Aston/Montag & Caldwell Growth Fund that actually will be received on or after such date.
(3)	Class N, Class I and Class R shares of the Aston Growth Fund are being exchanged for Class N, Class I and Class R shares of the Aston/Montag & Caldwell Growth Fund, respectively.

ASTON BALANCED FUND—ASTON/MONTAG & CALDWELL BALANCED FUND

	Aston Balanced Fund	Aston/Montag & Caldwell Balanced Fund	Pro Forma Adjustments(1)		Aston/Montag & Caldwell Balanced Fund—Pro Forma Combined (assuming consummation of the reorganization)(2)

Net Assets
Class N Shares	$16,804,970	$14,937,504			$31,742,474
Class I Shares	—	1,148,910			1,148,910

Total Net Assets	16,804,970	16,086,414			32,891,384
Shares Outstanding
Class N Shares	3,032,269	842,474	(2,084,470	)(3)	1,790,273
Class I Shares	—	64,972	—		64,972
Net Asset Value Per Share
Class N Shares	$5.54	$17.73			$17.73
Class I Shares	—	17.68			17.68

(1)	Pro forma adjustments do not include reorganization expenses borne by the Funds, which are expected to be immaterial.
(2)	Assumes the reorganization had been consummated on October 31, 2009, and is for information purposes only. No assurance can be given as to how many shares of the Aston/Montag & Caldwell Balanced Fund will be received by the shareholders of the Aston Balanced Fund on the date the reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Aston/Montag & Caldwell Balanced that actually will be received on or after such date.
(3)	Class N shares of the Aston Balanced Fund are being exchanged for Class N shares of the Aston/Montag & Caldwell Balanced Fund.

Required Vote.

Approval of each reorganization requires the affirmative vote of a majority of the shares voted in person or by proxy of the applicable Acquired Fund entitled to vote on this proposal.

The Board believes that the proposed reorganizations are in the best interests of each Acquired Fund. Accordingly, the Board unanimously recommends that shareholders vote FOR approval of the proposed reorganizations.

GENERAL INFORMATION

Submission of Shareholder Proposals

Under Delaware law, the Trust is not required to hold annual shareholders’ meetings, but it will hold special meetings as required or deemed desirable, or upon the request of holders of at least 10% of the Trust’s shares entitled to vote. Because the Trust does not hold regular meetings of shareholders, the anticipated date of the next special shareholder meeting cannot be provided. Any shareholder who wishes to submit a proposal for consideration at a subsequent shareholders’ meeting should mail the proposal promptly to the Trust. Any proposal to be considered for submission to shareholders must comply with Rule 14a-8 under the Securities Exchange Act of 1934, as amended, and must be received by the Trust within a reasonable time before the solicitation of proxies for that meeting. The timely submission of a proposal does not guarantee its inclusion.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, it is intended that the proxies that do not contain specific instructions to the contrary will be voted in accordance with the judgment of the persons named in the enclosed form of proxy.

Distributor and Administrator

Set forth below are the names and addresses of the Trust’s administrator and distributor.

ADMINISTRATOR	DISTRIBUTOR

Aston Asset Management LLC 120 North LaSalle Street Chicago, IL 60602	PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406

During the fiscal years ended October 31, 2009 and 2008, the Trust paid Aston, on behalf of the Funds, $2,726,357 and $2,752,230, respectively, for providing administrative services to the Funds, of which $1,264,183 and $1,286,612, respectively, was paid to PNC Global Investment Servicing (U.S.) Inc., as subadministrator.

Expenses of Proxy Solicitation

It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust may also solicit proxies by telephone, telegraph, facsimile or Internet or in person. The cost of preparing, printing and mailing the enclosed proxy card and Proxy Statement/Prospectus and all other costs incurred in connection with the solicitation of proxies for the proposals will be paid by Highbury and not by the Funds. The Trust has engaged                      to assist in the solicitation of proxies at an estimated cost of approximately $350,000, plus reasonable expenses.

Brokerage Commissions to Affiliates

During the fiscal year ended October 31, 2009, no brokerage commissions were paid to affiliated brokers.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,

Gerald F. Dillenburg
Senior Vice President, Secretary and Treasurer

INDEX OF APPENDICES

APPENDIX A:	BENEFICIAL OWNERS OF 5% OR MORE OF FUND SHARES

APPENDIX B:	FUND SHARES OWNED BY TRUSTEES, NOMINEES AND OFFICERS

APPENDIX C:	DATES RELATED TO CURRENT ADVISORY AGREEMENTS

APPENDIX D:	FORM OF INVESTMENT ADVISORY AGREEMENT

APPENDIX E:	ADVISORY FEE RATES AND AGGREGATE ADVISORY FEES PAID DURING LAST FISCAL YEAR

APPENDIX F:	SUMMARY OF SUB-INVESTMENT ADVISORY AGREEMENTS

APPENDIX G:	FORM OF AGREEMENT AND PLAN OF REORGANIZATION

APPENDIX A

Beneficial Owners of 5% or More of Fund Shares

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/TCH Fixed Income Fund	Class N	DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	1,532,686.72	34.47%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	276,796.05	6.23%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	270,599.70	6.09%

Aston/Montag & Caldwell Balanced Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	109,294.84	14.18%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		B Franklin Skinner 675 Tuxedo Pl NW Atlanta GA 30342-3616	52,393.65	6.80%

		Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of it’s Customers 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246	46,497.30	6.03%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	45,136.77	5.86%

		Central Baptist Church Robert L Lee TTEE PO Box 1221 Newnan, GA 30264-1221	43,047.12	5.59%

Aston Balanced Fund	Class N	DCGT as TTEE and/or Cust FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	1,290,591.54	43.23%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/Optimum Mid Cap Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	6,936,121.77	17.66%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	6,645,816.57	16.92%

		New York Life Trust Co 169 Lackawanna Ave Parsippany NJ 07054-1007	4,168,997.40	10.62%

		Wells Fargo Bank NA FBO RPS ABN AMRO Mid Cap P.O. BOX 1533 Minneapolis, MN 55480	2,025,059.25	5.16%

Aston Growth Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	1,024,865.11	23.21%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York, NY 10281	524,924.26	11.89%

		MCB Trust Services TTEE FBO Western States Envelope Co 700 17th St Ste 300 Denver, CO 80202	336,149.38	7.61%

		DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	301,080.91	6.82%

Aston/Montag & Caldwell Growth Fund	Class N	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	31,601,435.31	48.49%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	8,422,420.68	12.92%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Citigroup Global Markets Inc 333 West 34th St - 3rd Floor New York, NY 10001	5,555,561.45	8.52%

Aston/Veredus Aggressive Growth Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	867,047.54	24.36%

		Citigroup Global Markets Inc 333 West 34th St - 3rd Floor New York, NY 10001	454,511.13	12.77%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	397,044.78	11.15%

Aston/TAMRO Small Cap Fund	Class N	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	5,393,320.28	30.92%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	3,145,070.91	18.03%

		Community Bank NA Cust FBO Hanys Downstate Retirement Plans 6 Rhoads Dr Ste 7 Utica NY 13502-6315	1,109,760.74	6.36%

		Vanguard Fiduciary Trust Co ABN AMRO Funds PO BOX 2600 Valley Forge, PA 19482	1,089,616.47	6.25%

		Wells Fargo Bank NA FBO Retirement Plan Services PO Box 1533 Minneapolis, MN 55480	925,064.95	5.30%

Aston/TAMRO Diversified Equity Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	206,906.47	19.34%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	160,405.70	14.99%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	121,569.66	11.36%

Aston Value Fund	Class N	DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	774,260.26	32.28%

		DCGT as TTEE and/or CUST FBO Principal Financial Group Omnibus Qualified 711 High Street Des Moines, IA 50303	628,964.34	26.22%

		National Financial Services for the Exclusive Benefit of Our Customers 200 Liberty St 1 World Financial CE New York, NY 10281	318,368.38	13.27%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/Fortis Real Estate Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	116,071.15	17.13%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	90,437.43	13.34%

		Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha NE 68103-2226	67,291.50	9.93%

		DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	43,858.45	6.47%

Aston/Veredus Select Growth Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	2,228,509.38	55.69%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	306,137.68	7.65%

Aston Dynamic Allocation Fund	Class N	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	3,169,804.67	56.54%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	1,897,948.13	33.85%

Aston/M.D. Sass Enhanced Equity Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	1,494,672.59	43.60%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	1,170,865.16	34.16%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Independance Trust Company 325 Bridge Street Franklin TN 37064-2609	383,013.83	11.17%

Aston/New Century Absolute Return ETF Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	1,550,420.65	78.75%

Aston/River Road Small Cap Value Fund	Class N	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	14,006,033.74	66.36%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	2,608,564.83	12.36%

		PFPC Inc as Agent for PFPC Trust FBO Morningstar Wrap Program Customers 760 Moore Road King of Prussia, PA 19406	1,914,796.49	9.07%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/River Road Dividend All Cap Value Class	Class N	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	3,705,172.08	38.04%

		PFPC Inc as Agent for PFPC Trust FBO Morningstar Wrap Program Customers 760 Moore Road King of Prussia, PA 19406	3,240,082.26	33.26%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	1,277,242.19	13.11%

Aston/River Road Small-Mid Cap Fund	Class N	PFPC Inc as Agent for PFPC Trust FBO Morningstar Wrap Program Customers 760 Moore Road King of Prussia, PA 19406	3,963,252.02	71.92%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	791,045.27	14.36%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/Fasciano Small Cap Fund	Class N	Highbury Financial Inc 999 18th St Ste 3000 Denver CO 80202-2449	100,000.00	49.50%

		Michael F Fasciano TTEE Michael F Fasciano 2003 Living Trust 1300 W Kennicott Dr Lake Forest IL 60045-1552	100,000.00	49.50%

Aston/Optimum Large Cap Opportunity FD	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	387,230.05	71.19%

		Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha NE 68103-2226	97,079.77	17.85%

Aston/Montag & Caldwell Mid Cap Growth Fund	Class N	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	76,033.33	18.12%

		William Vogel 2410 Spalding Dr Atlanta GA 30350-3617	67,177.68	16.01%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of it’s Customers 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246	64,537.80	15.38%

		TD Ameritrade Trust Company PO Box 17748 Denver, CO 80217-0748	40,236.05	9.59%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	24,809.12	5.91%

Aston/Cardinal Mid Cap Value Fund	Class N	Amy Minella 215 Clapboard Ridge Rd Greenwich CT 06831-3305	100,000.00	77.99%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	22,368.63	17.45%

Aston/Neptune International Fund	Class N	Stuart D Bilton & Bette E Bilton JT Ten 72 Brinker Rd Barrington, IL 60010-5135	32,071.19	68.05%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		NASR Enterprise LLC 2562 Silver State Pkwy Ste F2 Minden NV 89423-8937	8,556.63	18.16%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	2,605.30	5.53%

Aston/TCH Fixed Income Fund	Class I	DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	1,020,570.59	52.19%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	713,317.22	36.45%

		Wells Fargo Bank NA FBO Amerimax Retirement Plan P.O. Box 1533 MINNEAPOLIS, MN 55480	168,266.27	8.60%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/Montag & Caldwell Balanced Fund	Class I	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	43,735.52	66.78%

		PFPC Trust Co CUST FBO James B Thomas Rollover IRA 2401 Pennsylvania Ave Unit 205 Wilmington DE 19806-1403	9,342.64	14.26%

		TD Ameritrade Trust Company CO # 00T71 Montag & Caldwell PO Box 17748 Denver CO 80217-0748	4,861.71	7.42%

		Citigroup Global Markets Inc 333 West 34th St - 3rd Floor New York, NY 10001	3,828.28	5.84%

Aston/Optimum Mid Cap Fund	Class I	James M Carn TTEE Standard Insurance Co. 1100 SW Sixth Avenue Portland, OR 97204-1093	2,147,334.76	28.88%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	923,098.56	12.41%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	677,270.68	9.10%

		Wells Fargo Bank NA FBO Retirement Plan Svcs PO Box 1533 Minneapolis, MN 55480	404,043.63	5.43%

Aston Growth Fund	Class I	Bank of America NA TTEE FBO Lasalle Pension Plan & Trust PO Box 831575 Dallas TX 75283-1575	741,878.54	51.78%

		State St Bank & Tr CO FBO ABN AMRO North America Retirement Trust 805 Pennsylvania Ave Kansas City MO 64105-1340	568,741.02	39.69%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/Montag & Caldwell Growth Fund	Class I	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	13,263,259.56	23.65%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	9,942,997.96	17.73%

		SEI Private Trust Co c/o First Tennessee ID 683 One Freedom Valley Dr. Oaks, PA 19456	3,539,153.68	6.31%

		Citigroup Global Markets Inc 333 West 34th St - 3rd Floor New York, NY 10001	3,205,191.99	5.71%

Aston/Veredus Aggressive Growth Fund	Class I	Bank of America NA TTEE FBO Lasalle Pension Plan & Trust PO Box 831575 Dallas TX 75283-1575	1,085,466.97	75.14%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		DCGT as TTEE and/or CUST FBO Various Qualified Plans 711 High Street Des Moines, IA 50303	178,642.45	12.37%

		State St Bank & Tr CO FBO ABN AMRO North America Retirement Trust 805 Pennsylvania Ave Kansas City MO 64105-1340	80,365.89	5.56%

Aston/TAMRO Small Cap	Class I	The Northern Trust Co as Trustee FBO Advocate-DV PO Box 92994 Chicago, IL 60675-2994	4,434,709.09	12.86%

		Sheldon & Co c/o National City PO Box 94984 Cleveland OH 44101-4984	3,015,436.13	8.74%

		Wachovia Bank FBO Various Retirement Plans 1525 West WT Harris BLVD Charlotte, NC 28288-1076	1,980,241.42	5.74%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of it’s Customers 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246	1,925,888.61	5.58%

Aston Value Fund	Class I	Bank of America NA TTEE FBO Lasalle Pension Plan & Trust PO Box 831575 Dallas TX 75283-1575	21,926,596.23	88.10%

		State St Bank & TR CO FBO ABN AMRO North America Retirement Trust 805 Pennsylvania Ave Kansas City MO 64105-1340	1,623,403.15	6.52%

		Bank of America NA TTEE FBO Lasalle Pension Plan & Trust PO Box 831575 Dallas TX 75283-1575	1,324,985.41	5.32%

Aston/Fortis Real Estate Fund	Class I	Bank of America NA TTEE FBO Lasalle Pension Plan & Trust PO Box 831575 Dallas TX 75283-1575	3,616,881.66	92.96%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		State St Bank & Tr Co FBO ABN AMRO North America Retirement Trust 805 Pennsylvania Ave Kansas City MO 64105-1340	267,786.99	6.88%

Aston/Veredus Select Growth Fund	Class I	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	4,417,628.46	85.49%

		National City Bank Allegheny Co Police Pension PO Box 94984 Cleveland OH 44101-4984	260,116.79	5.03%

Aston/River Road Small Cap Value Fund	Class I	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	5,944,926.13	22.37%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	3,955,340.45	14.88%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Minnesota Life 400 Robert St N Saint Paul MN 55101-2006	2,188,706.97	8.23%

Aston/River Road Dividend All Cap Value Fund	Class I	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	3,659,677.75	35.72%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	2,526,030.34	24.65%

		Strafe & Co FBO Credit Suisse Omnibus Mutual Fund P.O.BOX 160 Westerville, OH, 43086	1,120,652.70	10.94%

		Wells Fargo Bank NA FBO Stuart, H&M Foundation - Custody PO Box 1533 Minneapolis, MN 55480	971,922.25	9.49%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Wells Fargo Bank, NA FBO Stuart, Brett Living Trust PO Box 1533 Minneapolis, MN 55480	543,773.79	5.30%

		Wells Fargo Bank, NA FBO Stuart, Nan Living Trust - CUST(M) PO Box 1533 Minneapolis, MN 55480	543,773.79	5.31%

Aston/River Road Small-Mid Cap Fund	Class I	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	5,288,316.54	23.77%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	4,588,177.53	20.62%

		SEI Private Trust Co. c/o Suntrust One Freedom Valley Drive Oaks, PA 19456	2,291,050.01	10.30%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		SEI Private Trust Company c/o Hale & Dorr One Freedom Valley Drive Oaks, PA 19456	1,642,812.54	7.38%

		US Bancorp FBO City of Milwaukee Deferred Compensation Plan PO Box 182029 Columbus OH 43218-2029	1,327,521.49	5.97%

Aston/Lake Partners LASSO Alternatives Fund	Class I	Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	409,178.33	75.46%

		Prudential Invest Mgmt Serv FBO Mutual Fund Clients 100 Mulberry Street Gateway Center FL 11 Newark NJ 07102	63,148.18	11.64%

		National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	37,981.54	7.00%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/Neptune International Fund	Class I	State Street Nominees Ltd 525 Ferry Rd Edinburgh Scotland EH5 2AW	160,003.66	92.94%

Aston/Barings International Fund	Class I	National Financial Services Corp (FBO) Our Customers 200 Liberty Street One World Financial Center New York NY 10281	2,490,131.20	44.14%

		Strafe & Co FBO Credit Suisse Omnibus Mutual Fund P.O.Box 160 Westerville, OH, 43086	1,445,290.13	25.64%

		Wells Fargo Bank NA FBO Scott & White Endow PO Box 1533 Minneapolis, MN 55480	509,827.69	9.04%

		Charles Schwab & Co Inc Special Custody Acct for Exclusive of Customers 101 Montgomery St San Francisco, CA 94104-4122	334,553.80	5.93%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha NE 68103-2226	291,950.91	5.18%

Aston Growth Fund	Class R	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of it’s Customers 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246	28,690.00	61.08%

		Nationwide Trust Company FSB c/o IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	16,210.15	34.51%

Aston/Montag & Caldwell Growth Fund	Class R	PIMS/Prudential Retirement as Nominee for the TTEE/CUST Kenny Industries, Inc. 2215 Sanders Road Ste 400 Northbrook IL 60062	103,856.32	38.68%

		Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of it’s Customers 4800 Deer Lake Dr East 3rd Fl Jacksonville, FL 32246	94,378.70	35.15%

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
		Reliance Trust Company FBO Diesel Truck P.O. Box 48529 Atlanta GA 30362	17,569.61	6.54%

		Nationwide Trust Company FSB c/o IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	16,181.27	6.03%

APPENDIX B

Trustees, Nominees and Officers Beneficially Owning 1% or More of Fund Shares as of November 30, 2009

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class
Aston/TAMRO Diversified Equity Fund	Class N	Stuart D. Bilton 120 North LaSalle Street 25th Floor Chicago, Illinois 60602	24,228	2.24%

Aston/TAMRO Diversified Equity Fund	Class N	Leonard F. Amari 120 North LaSalle Street 25th Floor Chicago, Illinois 60602	12,304	1.14%

Aston/Cardinal Mid Cap Value Fund	Class N	Gerald F. Dillenburg 120 North LaSalle Street 25th Floor Chicago, Illinois 60602	3,570	2.80%

Aston/Neptune International Fund	Class N	Stuart D. Bilton 120 North LaSalle Street 25th Floor Chicago, Illinois 60602	30,374	73.39%

Aston/Neptune International Fund	Class I	Gerald F. Dillenburg 120 North LaSalle Street 25th Floor Chicago, Illinois 60602	9,207	5.62%

Aston/Montag & Caldwell Growth Fund	Class R	Kenneth C. Anderson 120 North LaSalle Street 25th Floor Chicago, Illinois 60602	9,987	3.42%

Fund Shares Owned by Nominees

The following table sets forth, for each nominee that beneficially owned shares of any Fund as of November 30, 2009, the dollar range of shares beneficially owned in each Fund, as well as the aggregate dollar range of shares beneficially owned in all of the Funds as of the same date. Nominees Jeffrey S. Murphy, Edward J. Kaier, Steven J. Paggioli, Eric Rakowski, Jack W. Aber and Thomas R. Schneeweis did not beneficially own shares of any Fund as of November 30, 2009.

	Interested Trustee/ Nominee	Independent Trustees/Nominees
Name of Fund	Stuart D. Bilton	Gregory T. Mutz	Robert B. Scherer	William E. Chapman II
Aston Balanced Fund	$0	$0	$0	$0

Aston/Barings International Fund	$0	$0	$0	$0

Aston/Cardinal Mid Cap Value Fund	$0	$0	$0	$0

Aston Dynamic Allocation Fund	$0	$0	$0	$0

Aston/Fasciano Small Cap Fund	$0	$0	$0	$0

Aston/Fortis Real Estate Fund	$0	$0	$0	$0

Aston Growth Fund	$0	$0	$0	$50,001-$100,000

Aston/Lake Partners LASSO Alternatives Fund	$0	$0	$0	$0

Aston/M.D. Sass Enhanced Equity Fund	$0	$0	$0	$0

Aston/Montag & Caldwell Balanced Fund	$0	$0	$0	$0

Aston/Montag & Caldwell Growth Fund	Over $100,000	Over $100,000	$10,001-$50,000	$50,001-$100,000

Aston/Montag & Caldwell Mid Cap Growth Fund	$0	$0	$0	$0

	Interested Trustee/ Nominee	Independent Trustees/Nominees
Name of Fund	Stuart D. Bilton	Gregory T. Mutz	Robert B. Scherer	William E. Chapman II
Aston/Neptune International Fund	Over $100,000	$0	$0	$0

Aston/New Century Absolute Return ETF Fund	$0	$0	$0	$0

Aston/Optimum Large Cap Opportunity Fund	$0	$0	$0	$0

Aston/Optimum Mid Cap Fund	Over $100,000	$10,001-$50,000	$0	$0

Aston/River Road Dividend All Cap Value Fund	Over $100,000	$50,001-$100,000	$10,001-$50,000	$0

Aston/River Road Small-Mid Cap Fund	$0	$0	$0	$0

Aston/River Road Small Cap Value Fund	Over $100,000	$0	$10,001-$50,000	$0

Aston/TAMRO Diversified Equity Fund	Over $100,000	$50,001-$100,000	$1-$10,000	$0

Aston/TAMRO Small Cap Fund	Over $100,000	$10,001-$50,000	$10,001-$50,000	$0

Aston/TCH Fixed Income Fund	$0	$0	$0	$0

Aston Value Fund	$0	$0	$0	$0

Aston/Veredus Aggressive Growth Fund	$0	$0	$0	$0

Aston/Veredus Select Growth Fund	$0	$10,001-$50,000	$0	$0

Aggregate Dollar Range of Fund Shares Owned by Nominees in Fund Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000

APPENDIX C

Dates Related to Current Advisory Agreements

Fund Name	Date of Current Advisory Agreement	Date Current Advisory Agreement Was Last Approved by Shareholders	Date Current Advisory Agreement Was Last Approved by Board

Aston Balanced Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Barings International Fund	November 1, 2007	November 1, 2007	December 17, 2009

Aston/Cardinal Mid Cap Value Fund	November 1, 2007	November 1, 2007	December 17, 2009

Aston Dynamic Allocation Fund	January 7, 2008	January 7, 2008	December 17, 2009

Aston/Fasciano Small Cap Fund	December 21, 2009	December 21, 2009	December 17, 2009

Aston/Fortis Real Estate Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston Growth Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Lake Partners LASSO Alternatives Fund	March 30, 2009	March 30, 2009	March 19, 2009

Aston/M.D. Sass Enhanced Equity Fund	January 9, 2008	January 9, 2008	December 17, 2009

Aston/Montag & Caldwell Balanced Fund	November 30, 2006	August 25, 2006	December 17, 2009

Fund Name	Date of Current Advisory Agreement	Date Current Advisory Agreement Was Last Approved by Shareholders	Date Current Advisory Agreement Was Last Approved by Board

Aston/Montag & Caldwell Growth Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Montag & Caldwell Mid Cap Growth Fund	November 1, 2007	November 1, 2007	December 17, 2009

Aston/Neptune International Fund	July 20, 2007	July 20, 2007	December 17, 2009

Aston/New Century Absolute Return ETF Fund	February 29, 2008	February 29, 2008	December 17, 2009

Aston/Optimum Large Cap Opportunity Fund	December 26, 2006	December 26, 2006	December 17, 2009

Aston/Optimum Mid Cap Fund	November 30, 2006	September 20, 2006	December 17, 2009

Aston/River Road Dividend All Cap Value Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/River Road Small-Mid Cap Fund	March 28, 2007	March 28, 2007	December 17, 2009

Aston/River Road Small Cap Value Fund	November 30, 2006	September 20, 2006	December 17, 2009

Fund Name	Date of Current Advisory Agreement	Date Current Advisory Agreement Was Last Approved by Shareholders	Date Current Advisory Agreement Was Last Approved by Board

Aston/TAMRO Diversified Equity Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/TAMRO Small Cap Fund	November 30, 2006	September 20, 2006	December 17, 2009

Aston/TCH Fixed Income Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston Value Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Veredus Select Growth Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Veredus Aggressive Growth Fund	November 30, 2006	September 20, 2006	December 17, 2009

APPENDIX D

Form of Investment Advisory Agreement

AGREEMENT made this      day of             , 20     by and between ASTON FUNDS, a Delaware statutory trust (the “Trust”), on behalf of each series of the Trust set forth on Schedule A hereto as may be amended from time to time (each, a “Fund” and collectively, the “Funds”) and ASTON ASSET MANAGEMENT, LP, a Delaware limited liability company (the “Adviser”).

WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company; and

WHEREAS, the Trust wishes to retain the Adviser to render investment advisory services to each Fund, and the Adviser is willing to furnish such services to each Fund.

NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and the Adviser as follows:

1. Appointment. The Trust hereby appoints the Adviser to act as investment adviser to each Fund for the periods and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

2. Duties of Adviser. As investment adviser, the Adviser shall: (i) manage the investment and reinvestment of the assets of each Fund, (ii) continuously review, supervise and administer the investment program of each Fund, (iii) determine, in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board of Trustees concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Trustees of the Trust and in compliance with the objectives, policies and limitations set forth in each Fund’s then effective prospectus and statement of additional information. The

Adviser shall determine from time to time what securities and other investments will be purchased, retained, sold or exchanged by each Fund and what portion of the assets of the Fund’s portfolio will be held in the various securities and other investments in which the Fund invests, and shall implement those decisions, all subject to the provisions of the Trust’s Declaration of Trust and By-Laws, as amended from time to time, the 1940 Act, and the applicable rules and regulations promulgated thereunder by the Securities and Exchange Commission (the “SEC”) and interpretive guidance issued thereunder by the SEC staff and any other applicable federal and state law, as well as the investment objectives, policies and restrictions of the Fund referred to above, and any other specific policies adopted by the Board and communicated to the Adviser. Subject to applicable provisions of the 1940 Act and direction from the Board, the investment program to be provided hereunder may entail the investment of all or substantially all of the assets of a Fund in one or more investment companies. The Adviser shall also provide advice and recommendations with respect to other aspects of the business and affairs of the Funds, shall exercise voting rights, rights to consent to corporate action and any other rights pertaining to a Fund’s portfolio securities subject to such direction as the Board may provide, and shall perform such other functions of investment management and supervision as may be directed by the Board.

3. Delegation of Duties. Subject to the Board’s approval, the Adviser and/or a Fund may enter into contracts with one or more investment subadvisers, including without limitation, affiliates of the Adviser, in which the Adviser delegates to such investment subadvisers any or all its duties specified hereunder, on such terms as the Adviser will determine to be necessary, desirable or appropriate, provided that in each case the Adviser shall supervise the activities of each such subadviser and further provided that such contracts are entered into in accordance with and meet all applicable requirements of the 1940 Act and rules thereunder. Any such delegation shall not relieve the Adviser of any of its duties hereunder.

4. Manager-of-Managers Structure. The Adviser shall also have the authority, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. The Fund acknowledges that the Adviser would have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to approval of the Board of Trustees, but not shareholder approval, under this structure.

5. Portfolio Transactions. The Adviser shall select and monitor the selection of the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to use its best efforts to ensure that the best available price and most favorable execution of securities transactions for the Funds is obtained. Subject to policies established by the Board of Trustees of the Trust and communicated to the Adviser, it is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or in respect of a Fund, or be in breach of any obligation owing to the Trust or in respect of a Fund under this Agreement, or otherwise, solely by reason of its having caused a Fund to pay a member of a securities exchange, a broker or a dealer a commission for effecting a securities transaction for the Fund in excess of the amount of commission another member of an exchange, broker or dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretive guidance issued by the SEC thereunder) provided by such member, broker or dealer, viewed in terms of that particular transaction or the Adviser’s overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion. The Adviser will promptly communicate to the officers and Trustees of the Trust such information relating to Fund transactions as they may reasonably request.

6. Expenses. The Adviser shall bear all expenses, and shall furnish all necessary services, facilities and personnel, in connection with its responsibilities under this Agreement. Other than as herein specifically indicated, the Adviser shall not be responsible for a Fund’s expenses, including, without limitation: advisory fees; distribution fees; interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organizational costs of the Fund; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, administrators, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the Fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund except as otherwise determined by the Trustees; Board fees; audit fees; travel expenses of officers, Trustees and employees of the Trust who are not officers, employees or directors of the Adviser or its affiliates, if any; and the Trust’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust and its officers, Trustees and employees; litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto.

The Adviser shall authorize and permit any of its directors, officers and employees, who may be elected as Trustees or officers of the Trust, to serve in the capacities in which they are elected. No officer or employee of the Trust or a Fund shall receive from the Trust or a Fund any salary or other compensation as such Trustee, officer or employee while he is at the same time a director, officer, or employee of the Adviser or any affiliated company of the Adviser, except as the Board may decide.

7. Compensation of the Adviser. For the services to be rendered by the Adviser as provided in this Agreement, each Fund shall pay to the Adviser within five business days after the end of each calendar month a monthly fee of one-twelfth the annual rate set forth opposite the Fund’s name on Schedule B hereto based on the Fund’s average daily net assets for that month. For the purposes of this Agreement, each Fund’s “net assets” shall be determined as provided in the Fund’s then-current Prospectus and Statement of Additional Information.

In the event of termination of this Agreement, the fee provided in this Section 7 shall be paid on a pro-rata basis, based on the number of days during which this Agreement was in effect.

8. Reports. The Trust, on behalf of each Fund, and the Adviser agree to furnish to each other such information regarding their operations with regard to their affairs as each may reasonably request. Information and reports furnished by the Adviser to the Board and the officers of the Trust shall be at the Adviser’s expense. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that any records that it maintains for a Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund’s request; provided, however, that the Adviser may retain for its records copies of the records so surrendered. The Adviser further agrees to arrange for the preservation of any such records for the periods prescribed by Rule 31a-2 under the 1940 Act.

9. Status of Adviser. The services of the Adviser to the Funds are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Funds are not impaired thereby. In addition, nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Adviser who may also be a Trustee, officer or employee of the Trust or a Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

10. Liability of Adviser. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the Adviser of its obligations and duties hereunder, the Adviser shall not be subject to any liability whatsoever to a Fund, or to any shareholder of a Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund.

11. Duration and Termination. The term of this Agreement shall commence with respect to a Fund on the date set forth opposite the Fund’s name as set forth on Schedule A hereto (the “Effective Date”), provided that first it is approved by the Board of Trustees of the Trust, including a majority of those Trustees who are not parties to this Agreement or interested persons of any party hereto, in the manner provided in Section 15(c) of the 1940 Act, and by the holders of a majority of the outstanding voting securities of the Fund, and shall continue in effect for the initial term set forth in Schedule A. This Agreement shall continue in effect with respect to a Fund after its initial term, provided such continuance is approved at least annually by (i) the Trust’s Board of Trustees or (ii) the vote of a majority of the outstanding voting securities of the Fund; and in either event by a vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of any such party in the manner provided in Section 15(c) of the 1940 Act. Notwithstanding the foregoing, this Agreement may be terminated with respect to a Fund: (a) at any time without penalty by the Fund upon the vote of a majority of the Trustees or by vote of the majority of the Fund’s outstanding voting securities, upon sixty (60) days’ written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days’ written notice to the Fund. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered or mailed postpaid, to the other party at the principal office of such party.

As used in this Section 11, the terms “assignment,” “interested person” and “a vote of a majority of the outstanding voting securities” shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19) and Section 2(a)(42) of the 1940 Act and Rule 18f-2 thereunder, subject to such exemptions as may be granted by the SEC by any rule, regulation, order or interpretive guidance.

12. Declaration of Trust. The Adviser agrees that for services rendered to a Fund, or for any claim by it in connection with services rendered to a Fund, it shall look only to assets of that Fund for satisfaction and that it shall have no claim against the assets of any other portfolios of the Trust.

13. Governing Law. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of Delaware.

14. Severability. If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

15. Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and with such approvals as required by applicable law.

[The Remainder of Page Intentionally Left Blank]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

ATTEST:	ASTON FUNDS on behalf of the series set forth in Schedule A

By:
Title:

ATTEST:	ASTON ASSET MANAGEMENT, LP

By:
Title:

SCHEDULE A

Fund	Effective Date	Initial Term

Aston Balanced Fund

Aston Value Fund

Aston Growth Fund

Aston/Fortis Real Estate Fund

Aston/Montag & Caldwell Balanced Fund

Aston/Montag & Caldwell Growth Fund

Aston/Optimum Mid Cap Fund

Aston/River Road Dividend All Cap Value Fund

Aston/River Road Small Cap Value Fund

Aston/TAMRO Diversified Equity Fund

Aston/TAMRO Small Cap Fund

Aston/TCH Fixed Income Fund

Aston/Veredus Aggressive Growth Fund

Aston/Veredus Select Growth Fund

Aston/Optimum Large Cap Opportunity Fund

Aston/River Road Small-Mid Cap Fund

Aston/Neptune International Fund

Aston/Montag & Caldwell Mid Cap Growth Fund

Aston/Barings International Fund

Aston/Cardinal Mid Cap Value Fund

Aston Dynamic Allocation Fund

Aston/M.D. Sass Enhanced Equity Fund

Aston/New Century Absolute Return ETF Fund

Aston/Lake Partners LASSO Alternatives Fund

Aston/Fasciano Small Cap Fund

SCHEDULE B

Fund	Annual Fee Rate

Aston Balanced Fund	0.70% of the Fund’s average daily net assets

Aston Value Fund	0.80% of the Fund’s average daily net assets

Aston Growth Fund	0.70% of the Fund’s average daily net assets

Aston/Fortis Real Estate Fund	1.00% of the Fund’s average daily net assets

Aston/Montag & Caldwell Balanced Fund	0.75% of the Fund’s average daily net assets

Aston/Montag & Caldwell Growth Fund	0.80% for the first $800 million 0.60% over $800 million

Aston/Optimum Mid Cap Fund	0.80% for the first $100 million 0.75% for the next $300 million 0.70% over $400 million

Aston/River Road Dividend All Cap Value Fund	0.70% of the Fund’s average daily net assets

Aston/River Road Small Cap Value Fund	0.90% of the Fund’s average daily net assets

Aston/TAMRO Diversified Equity Fund	0.80% of the Fund’s average daily net assets

Aston/TAMRO Small Cap Fund	0.90% of the Fund’s average daily net assets

Aston/TCH Fixed Income Fund	0.55% of the Fund’s average daily net assets

Aston/Veredus Aggressive Growth Fund	1.00% of the Fund’s average daily net assets

Aston/Veredus Select Growth Fund	0.80% of the Fund’s average daily net assets

Aston/Optimum Large Cap Opportunity Fund	0.80% of the Fund’s average daily net assets

Aston/River Road Small-Mid Cap Fund	1.00% of the Fund’s average daily net assets

Aston/Neptune International Fund	1.00% of the Fund’s average daily net assets

Aston/Montag & Caldwell Mid Cap Growth Fund	0.85% of the Fund’s average daily net assets

Aston/Barings International Fund	1.00% of the Fund’s average daily net assets

Aston/Cardinal Mid Cap Value Fund	0.90% of the Fund’s average daily net assets

Aston Dynamic Allocation Fund	0.80% of the Fund’s average daily net assets

Aston/M.D. Sass Enhanced Equity Fund	0.70% of the Fund’s average daily net assets

Aston/New Century Absolute Return ETF Fund	1.00% of the Fund’s average daily net assets

Aston/Lake Partners LASSO Alternatives Fund	1.00% of the Fund’s average daily net assets

Aston/Fasciano Small Cap Fund	1.00% of the Fund’s average daily net assets

APPENDIX E

Advisory Fee Rates and Aggregate Advisory Fees Paid During Last Fiscal Year

Fund	Annual Gross Advisory Fee Rate	Fees Paid to the Adviser During Last Fiscal Year		Net Assets as of 10/31/09
Aston Balanced Fund	0.70%	$115,902		$16,804,970
Aston/Barings International Fund	1.00%	$23,307	(1)	$28,276,692
Aston/Cardinal Mid Cap Value Fund	0.90%	$0	(2)	$916,100
Aston Dynamic Allocation Fund	0.80%	$94,470	(3)	$39,190,617
Aston/Fasciano Small Cap Fund(4)	N/A	N/A		N/A
Aston/Fortis Real Estate Fund	1.00%	$93,901	(5)	$25,916,242
Aston Growth Fund	0.70%	$1,249,027	(6)	$201,697,414
Aston/Lake Partners LASSO Alternatives Fund	1.00%	$0	(7)	$1,844,834
Aston/M.D. Sass Enhanced Equity Fund	0.70%	$0	(8)	$22,551,815
Aston/Montag & Caldwell Balanced Fund	0.75%	$48,359	(9)	$16,086,414
Aston/Montag & Caldwell Growth Fund	0.80% on first $800,000,000 0.60% over $800,000,000	$12,553,027		$2,486,823,315
Aston/Montag & Caldwell Mid Cap Growth Fund	0.85%	$0	(10)	$2,959,374
Aston/Neptune International Fund	1.00%	$0	(11)	$1,486,850
Aston/New Century Absolute Return ETF Fund	1.00%	$1,736	(12)	$17,706,406
Aston/Optimum Large Cap Opportunity Fund	0.80%	$0	(13)	$4,333,664
Aston/Optimum Mid Cap Fund	0.80% on first $100,000,000 0.75% next $300,000,000 0.70% over $400,000,000	$5,092,843		$993,185,657
Aston/River Road Dividend All Cap Value Fund	0.70%	$736,901		$159,027,298
Aston/River Road Small-Mid Cap Fund	1.00%	$1,733,222	(14)	$209,134,875
Aston/River Road Small Cap Value Fund	0.90%	$3,273,962		$498,763,125
Aston/TAMRO Diversified Equity Fund	0.80%	$4,734	(15)	$10,485,972
Aston/TAMRO Small Cap Fund	0.90%	$4,722,659	(16)	$757,115,466
Aston/TCH Fixed Income Fund	0.55%	$137,429	(17)	$67,283,501

E-1

Fund	Annual Gross Advisory Fee Rate	Fees Paid to the Adviser During Last Fiscal Year		Net Assets as of 10/31/09
Aston Value Fund	0.80%	$1,336,466	(18)	$225,753,541
Aston/Veredus Aggressive Growth Fund	1.00%	$304,509	(19)	$45,496,186
Aston/Veredus Select Growth Fund	0.80%	$557,943	(20)	$87,136,460

(1)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $139,755 during the Fund’s last fiscal year.
(2)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $7,138 and reimbursed expenses of $70,425 during the Fund’s last fiscal year.
(3)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $89,827 during the Fund’s last fiscal year.
(4)	Aston/Fasciano Small Cap Fund commenced investment operations on December 23, 2009.
(5)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $125,181 during the Fund’s last fiscal year.
(6)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $23,157 during the Fund’s last fiscal year.
(7)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $5,595 and reimbursed expenses of $88,476 during the Fund’s last fiscal year.
(8)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $116,321 and reimbursed expenses of $26,892 during the Fund’s last fiscal year.
(9)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $83,255 during the Fund’s last fiscal year.
(10)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $18,726 and reimbursed expenses of $60,922 during the Fund’s last fiscal year.
(11)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $86,401 and reimbursed expenses of $31,599 during the Fund’s last fiscal year.
(12)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $38,745 and reimbursed expenses of $5,128 during the Fund’s last fiscal year.
(13)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $27,352 and reimbursed expenses of $40,987 during the Fund’s last fiscal year.
(14)	Amount includes net expenses recouped from prior fiscal years pursuant to the contractual expense reimbursement agreement.
(15)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $65,041 during the Fund’s last fiscal year.
(16)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $63,074 during the Fund’s last fiscal year.
(17)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $237,026 during the Fund’s last fiscal year.
(18)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $276,845 during the Fund’s last fiscal year.
(19)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $151,505 during the Fund’s last fiscal year.
(20)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $51,192 during the Fund’s last fiscal year.

E-2

APPENDIX F

Summary of Sub-Investment Advisory Agreements

Fund Name	Subadviser

Aston Balanced Fund	Montag & Caldwell, Inc. (Equity Portion); Taplin, Canida & Habacht, LLC (Income Portion)

Aston/Barings International Fund	Baring International Investment Limited

Aston/Cardinal Mid Cap Value Fund	Cardinal Capital Management, L.L.C.

Aston Dynamic Allocation Fund	Smart Portfolios, LLC

Aston Growth Fund	Montag & Caldwell, Inc.

Aston/Fasciano Small Cap Fund	Fasciano Associates, LLC

Aston/Fortis Real Estate Fund	Fortis Investment Management USA, Inc.

Aston/Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.

Aston/M.D. Sass Enhanced Equity Fund	M.D. Sass Investors Services, Inc.

Aston/Montag & Caldwell Balanced Fund Aston/Montag & Caldwell Growth Fund Aston/Montag & Caldwell Mid Cap Growth Fund	Montag & Caldwell, Inc.

Aston/Neptune International Fund	Neptune Investment Management Limited

Aston/New Century Absolute Return ETF Fund	New Century Capital Management, LLC

F-1

Fund Name	Subadviser

Aston/Optimum Large Cap Opportunity Fund Aston/Optimum Mid Cap Fund	Optimum Investment Advisors, LLC

Aston/River Road Dividend All Cap Value Fund Aston/River Road Small Cap Value Fund Aston/River Road Small-Mid Cap Fund	River Road Asset Management, LLC

Aston/TAMRO Diversified Equity Fund Aston/TAMRO Small Cap Fund	TAMRO Capital Partners, LLC

Aston/TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC

Aston Value Fund	MFS Institutional Advisors Inc.

Aston/Veredus Select Growth Fund Aston/Veredus Aggressive Growth Fund	Todd-Veredus Asset Management LLC

F-2

APPENDIX G

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                     , by and between Aston Funds, a Delaware statutory trust (the “Trust”), on behalf of and among Aston/Montag & Caldwell Balanced Fund and Aston/Montag & Caldwell Growth Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”); Aston Balanced Fund and Aston Growth Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”) (each Acquiring Fund and Acquired Fund referred to herein as a “Fund” and collectively, the “Funds”); and Aston Asset Management LLC (the “Adviser”), the investment adviser to the Funds (for purposes of Section 9.1 of the Agreement only). The principal place of business of the Trust is 120 North LaSalle Street, Chicago, Illinois 60602.

For each Reorganization (as defined below), this Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all the assets of each Acquired Fund to its corresponding Acquiring Fund, as identified in Schedule A attached hereto, in exchange solely for voting common shares of beneficial interest, no par value per share, of its corresponding Acquiring Fund (“Acquiring Fund Shares”) and the assumption by each Acquiring Fund of all the liabilities of its corresponding Acquired Fund; and (ii) the distribution, after the Closing Date(s) hereinafter referred to, of such Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in complete liquidation and termination of each Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and each Acquired Fund owns securities that generally are assets of the character in which its corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Acquiring Fund is authorized to issue its shares of beneficial interests; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization, with respect to each Fund, is in the best interests of such Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND LIABILITIES AND

LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all its assets, as set forth in Section 1.2, to its corresponding Acquiring Fund as set forth on Schedule A. In exchange, each Acquiring Fund agrees: (i) to deliver to the corresponding Acquired Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all the liabilities of the corresponding Acquired Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (each a “Closing”).

1.2 ASSETS TO BE ACQUIRED. The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, options, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, as such term is defined in Section 3.1.

Each Acquired Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies and restrictions. The Acquired Fund, if requested by its corresponding Acquiring Fund, will dispose of securities on such Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of an Acquired Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon such Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Board or the adviser, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interest of the Acquired Fund.

1.3 LIABILITIES TO BE ASSUMED. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the corresponding Acquiring Fund, which assumed liabilities shall include all of the corresponding Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is practicable (the “Liquidation Date”): (a) each Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Acquired Fund Shareholders”), all the Acquiring Fund Shares received by such Acquired Fund pursuant to Section 1.1; and (b) such Acquired Fund will thereupon proceed to terminate as set forth in Section 1.7 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the corresponding Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of an Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund’s transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Acquired Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to such Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the corresponding Acquired Fund shares on the books of such Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 TERMINATION. Each Acquired Fund shall completely liquidate, terminate and have its affairs wound up in accordance with Delaware state law, promptly following its Closing Date and the making of all distributions pursuant to Section 1.4.

1.8 BOARD REPORTING. Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of each Acquired Fund.

1.9 BOOKS AND RECORDS. All books and records of each Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to each Acquiring Fund from and after the Closing Date and shall be turned over to each Acquiring Fund as soon as practicable following the Closing Date.

1.10 RELATIONSHIP OF TRANSACTIONS. Subject to the conditions set forth in this Agreement, the failure of one of the Acquired Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to the other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms “Acquiring Fund” and “Acquired Fund” as meaning only those series of the Trust which are involved in the Reorganizations as of the Closing Date(s).

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of an Acquired Fund’s net assets shall be the value of all such Acquired Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to its Closing Date (such time and date being hereinafter called the “Valuation Date”), less the amount of all such Acquired Fund’s liabilities. The value of an Acquired Fund’s assets shall be determined by using the valuation procedures set forth in the Trust’s Trust Instrument and its corresponding Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust’s Trust Instrument and the corresponding Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the corresponding Acquired Fund’s assets shall be determined by dividing such Acquired Fund’s net assets determined in accordance with

Section 2.1, by the Acquiring Fund’s net asset value per share determined in accordance with Section 2.2.

2.4 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or its corresponding Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or its corresponding Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III

CLOSINGS AND CLOSING DATE

3.1 CLOSING DATE. Each Closing shall occur on March 30, 2010 or such other date(s) as the parties may agree (each a “Closing Date”). Unless otherwise provided, all acts taking place at the Closing(s) shall be deemed to take place as of immediately after the close of regular trading on the Valuation Date. Each Closing shall be held as of     :00 a.m. Central time (the “Effective Time”) at the offices of                     ,                     , or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Each Acquired Fund shall cause PFPC Trust Company, as custodian for such Acquired Fund (the “Custodian”), to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to its corresponding Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 TRANSFER AGENT’S CERTIFICATE. Each Acquired Fund shall cause PNC Global Investment Services (U.S.) Inc., as transfer agent for such Acquired Fund, to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause PNC Global Investment Services (U.S.) Inc., its transfer agent, to issue and deliver to its corresponding Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUNDS. The Trust, on behalf of each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquired Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Trust Instrument.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund has no material contracts or other commitments that will be terminated with liability to it before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) The audited financial statements of the Acquired Fund as of October 31, 2009, and for the year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of October 31, 2009, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

(h) Since October 31, 2009, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and there are no known contingent liabilities of the Acquired Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i) At the date hereof, all federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (g) above. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund.

(j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 3.3. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund and has no outstanding securities convertible into shares of the Acquired Fund.

(k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”) and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all its investment company taxable income (determined without regard to the deduction for dividends paid) and net capital gain (as such terms are defined in the Code) that has accrued or will accrue through the Closing Date.

4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. The Trust, on behalf of each Acquiring Fund, represents and warrants to its corresponding Acquired Fund as follows:

(a) The Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Trust Instrument.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings, and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction herein contemplated.

(f) The audited financial statements of the Acquiring Fund as of October 31, 2009, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2009, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(g) Since October 31, 2009, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h) At the date hereof, all federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for their payment, and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (f) above. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase shares of the Acquiring Fund, and there are no outstanding securities convertible into shares of the Acquiring Fund.

(j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable.

(l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(n) For each taxable year of its operation, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to compute and has computed its federal income tax under Section 852 of the Code and will be eligible to, and will, do so for the taxable year that includes the Closing Date.

(o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND WITH RESPECT TO THEIR

RESPECTIVE REORGANIZATION

5.1 OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 8.5, each Acquiring Fund and each Acquired Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of shareholders of each Acquired Fund to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. Each Acquired Fund will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken all action and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, each Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Trust’s Treasurer, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with each meeting of Acquired Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 TAX STATUS OF REORGANIZATIONS. The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Acquired Funds, the Trust or the Acquiring Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquired Funds, the Trust and the Acquiring Funds will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated herein in section 8.8.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein with respect to a Reorganization shall be subject to the following condition:

6.1 All representations, covenants and warranties of the corresponding Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to its corresponding Acquired Fund a certificate executed in the Acquiring Fund’s name by the Trust’s President or Senior Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of each Acquiring Fund to consummate the transactions provided for herein with respect to a Reorganization shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the corresponding Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquired Fund shall have delivered to its corresponding Acquiring Fund on the Closing Date a certificate executed in the Acquired Fund’s name by the Trust’s President or Senior Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to its corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT WITH RESPECT TO EACH REORGANIZATION

The obligations of each Acquired Fund and its corresponding Acquiring Fund with respect to a Reorganization hereunder shall also be subject to the following:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund in accordance with applicable law and the provisions of the Trust’s Trust

Instrument and By-Laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the corresponding Acquired Fund may waive the conditions set forth in this Section 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of such Acquired Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carry forward).

8.6 Each Fund shall have delivered to its corresponding Acquired Fund or Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Senior Vice President, in a form reasonably satisfactory to the corresponding Acquired Fund or Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Fund shall reasonably request.

8.7 The Funds shall have received on the Closing Date an opinion from Vedder Price P.C., counsel to the Trust, dated as of the Closing Date, substantially to the effect that:

(a) Each Fund is a legally designated, separate series of the Trust, and the Trust is a statutory trust, validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all its properties and assets and to carry on its business as presently conducted.

(b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that each Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to the Acquiring Fund Shares.

(d) The Registration Statement is effective, and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Funds of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust’s Trust Instrument (assuming approval of Acquired Fund shareholders has been obtained) or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Fund is a party or by which a Fund or any of its properties may be bound.

8.8 The Funds shall have received an opinion of Vedder Price P.C. addressed to each Acquiring Fund and its corresponding Acquired Fund substantially to the effect that with respect to each Reorganization for federal income tax purposes:

(a) The transfer of all the Acquired Fund’s assets to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of all the liabilities of the Acquired Fund, followed by the pro rata distribution by the Acquired Fund of all the Acquiring Fund Shares received to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of its corresponding Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the corresponding Acquired Fund.

(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to its corresponding Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund.

(d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Acquired Fund’s assets acquired by its corresponding Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on (A) an Acquired Fund or an Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or any Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting, or (C) an Acquired Fund or an Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds, and each Acquired Fund and each Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the conditions set forth in this Section 8.8.

ARTICLE IX

EXPENSES

9.1 The Adviser will bear or cause its parent, Highbury Financial Inc., to bear, all expenses of the Funds in connection with the reorganizations related to the proxy solicitation, legal and other costs associated with the solicitation including special meetings of the board of trustees, preparation of a proxy statement/prospectus, printing and mailing costs. Each Fund will bear other expenses of the reorganizations, including legal and accounting fees and expenses, provided that the Adviser will reimburse the Funds for expenses in connection with the reorganizations, including legal and accounting expenses, to the extent that such expenses (i) cause total operating expenses of a Fund to exceed operating expense caps in effect for a Fund through February 28, 2011, or (ii) exceed one basis point (.01%) of average net assets if operating expense caps are not in effect for any Fund.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a registered investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The parties to each Reorganization agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 With respect to each Reorganization, this Agreement may be terminated by the mutual agreement of the parties to such Reorganization, and such termination may be effected by the Trust’s President without further action by the Board. This Agreement may be terminated with respect to one or both of the Reorganizations. In addition, either the Acquiring Fund with respect to its corresponding Acquired Fund or the Acquired Fund with respect to its corresponding Acquiring Fund may at its option terminate this Agreement with respect to its corresponding Reorganization at or before the Closing Date due to:

(a) a breach by any other party to such Reorganization of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board that the consummation of the transactions contemplated herein with respect to a Reorganization is not in the best interests of an Acquiring Fund or Acquired Fund.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust, the Trustees, the Acquiring Funds, the Acquired Funds, the Adviser, or the Trust’s or Adviser’s officers.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Acquired Fund shareholders called by each Acquired Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the respective Fund, as provided in the Trust’s Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Fund and signed by authorized officers of the Trust acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the respective Fund as provided in the Trust’s Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ASTON FUNDS on behalf of Aston/Montag & Caldwell Balanced Fund and Aston/Montag & Caldwell Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

ASTON FUNDS on behalf of Aston Balanced Fund and Aston Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Section 9.1 only:

ASTON ASSET MANAGEMENT LLC

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

Schedule A to the Agreement and Plan of Reorganization

SUMMARY OF THE REORGANIZATIONS

(shareholders of each Acquired Fund will receive shares

of the Acquiring Fund as designated below)

Acquired Fund	Acquiring Fund
Aston Balanced Fund	Aston/Montag & Caldwell Balanced Fund

Aston Growth Fund	Aston/Montag & Caldwell Growth Fund

YOUR VOTE IS VERY IMPORTANT!

PLEASE SIGN, DATE AND RETURN THIS

PROXY CARD IN THE

ENCLOSED ENVELOPE TODAY.

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. These savings can help minimize fund expenses.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	ASTON FUNDS	PROXY

ASTON [GROWTH/BALANCED] FUND

PROXY FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY     , 2010

This Proxy is solicited on behalf of the Board of Trustees of Aston Funds

The undersigned hereby appoints Teresa Hamlin and Emily Harris, and each of them, as proxies, with the power to appoint her substitute, and hereby authorizes them to represent and to vote all shares of Aston [Growth/Balanced] Fund (the “Fund”) held of record by the undersigned on             , 2010, at the Special Meeting of Shareholders to be held on             , 2010 at   :00   .  . Eastern time, and any postponement or adjournments thereof.

By signing and dating the lower portion of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote “FOR” the proposal, and to use their discretion to vote any other matter as may properly come before the meeting. If you do not intend to personally attend the meeting, please complete and mail this card at once in the enclosed envelope. The undersigned hereby revokes any proxy previously given. Receipt of the Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus is hereby acknowledged.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder(s). IF NO DIRECTION IS MADE WITH RESPECT TO A PROPOSAL, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-241-6192

NOTE: Please sign name or names as printed on the proxy to authorize the voting of your shares as indicated. Where shares are registered with joint owners, all joint owners should sign. Persons signing as executors, administrators, trustees, etc. should so indicate.

Signature

Signature (if held jointly)

Date	[Code]

YOUR VOTE IS VERY IMPORTANT!

PLEASE SIGN, DATE AND RETURN THIS

PROXY CARD IN THE

ENCLOSED ENVELOPE TODAY.

Please detach at perforation before mailing.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting.

The Board of Trustees of Aston Funds (the “Trust”) recommends that you vote “FOR” each proposal. Properly executed proxies will be voted as specified. If no specification is made with respect to a proposal, such shares will be voted “FOR” the proposal.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒

PLEASE DO NOT USE FINE POINT PENS.

				FOR	AGAINST	ABSTAIN

1.	To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Aston Asset Management, LP.			☐	☐	☐

				FOR	AGAINST	ABSTAIN

2.	To approve an amendment to the By-Laws of the Trust, as amended.			☐	☐	☐

3.	To elect ten trustees to the Board of Trustees of the Trust.			FOR ALL NOMINEES	WITHHOLD FROM ALL NOMINEES	FOR ALL EXCEPT as indicated at left

	(01) Stuart D. Bilton	(05) Jack W. Aber	(09) Eric Rakowski
	(02) Jeffrey S. Murphy	(06) William E. Chapman II	(10) Thomas R. Schneeweis
	(03) Gregory T. Mutz	(07) Edward J. Kaier
	(04) Robert B. Scherer	(08) Steven J. Paggioli		☐	☐	☐

(Instruction: To withhold authority to vote for any individual nominee(s), write the number(s) of the nominee(s) on the line below.)

				FOR	AGAINST	ABSTAIN

4.	To approve a proposed reorganization of the Fund into Aston/Montag & Caldwell [Growth/Balanced] Fund.			☐	☐	☐

PLEASE SIGN AND DATE THE REVERSE SIDE [Code]

                                                                          [LOGO]

            Aston Funds
            Class N Shares
            Prospectus

            March 1, 2009

            [LOGO]

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

            [ASTON FUNDS LOGO]

EQUITY FUNDS                                           TICKER SYMBOL

Large Cap
Aston/Montag & Caldwell Growth Fund                        MCGFX
Aston/Veredus Select Growth Fund                           AVSGX
Aston Growth Fund                                          CHTIX
Aston/Optimum Large Cap Opportunity Fund                   AOLCX
Aston Value Fund                                           RVALX

Multi Cap
Aston/TAMRO All Cap Fund                                   ATLVX
Aston/River Road Dividend All Cap Value Fund               ARDEX

Mid Cap
Aston/Optimum Mid Cap Fund                                 CHTTX
Aston/Montag & Caldwell Mid Cap Growth Fund                AMCMX
Aston/Cardinal Mid Cap Value Fund                          ACDMX

Small-Mid Cap
Aston/River Road Small-Mid Cap Fund                        ARSMX

Small Cap
Aston/Veredus Aggressive Growth Fund                       VERDX
Aston/TAMRO Small Cap Fund                                 ATASX
Aston/River Road Small Cap Value Fund                      ARSVX

GLOBAL/INTERNATIONAL FUNDS

Aston/Neptune International Fund                           ANINX

Aston/Fortis Global Real Estate Fund                       AGRNX

ALTERNATIVE FUNDS

Aston/Smart Portfolios Fund                                ASENX
Aston/New Century Absolute Return ETF Fund                 ANENX
Aston/MB Enhanced Equity Income Fund                       AMBEX

SECTOR FUND

Aston/Fortis Real Estate Fund                              ARFCX

BALANCED FUNDS

Aston/Montag & Caldwell Balanced Fund                      MOBAX
Aston Balanced Fund                                        CHTAX

FIXED INCOME FUND

Aston/TCH Fixed Income Fund                                CHTBX

MONEY MARKET FUND

Aston/Fortis Investor Money Market Fund                    CITXX

[ASTON FUNDS LOGO]

      Thank you for your interest in Aston Funds.  Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the listed Aston Funds. Please read this prospectus carefully and keep it for future reference.

      For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

      Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal
      Deposit Insurance Corporation (FDIC).

                                                  Page
CATEGORIES OF ASTON FUNDS                           3

FUND SUMMARIES                                      4
 Investment Summaries                               4

   EQUITY FUNDS

   Large Cap
   Aston/Montag & Caldwell Growth Fund              4
   Aston/Veredus Select Growth Fund                 4
   Aston Growth Fund                                4
   Aston/Optimum Large Cap Opportunity Fund         5
   Aston Value Fund                                 5

   Multi Cap
   Aston/TAMRO All Cap Fund                         6
   Aston/River Road Dividend All Cap Value Fund     6

   Mid Cap
   Aston/Optimum Mid Cap Fund                       7
   Aston/Montag & Caldwell Mid Cap Growth Fund      7
   Aston/Cardinal Mid Cap Value Fund                7

   Small-Mid Cap
   Aston/River Road Small-Mid Cap Fund              8

   Small Cap
   Aston/Veredus Aggressive Growth Fund             8
   Aston/TAMRO Small Cap Fund                       9
   Aston/River Road Small Cap Value Fund            9

   GLOBAL/INTERNATIONAL FUNDS
   Aston/Neptune International Fund                10
   Aston/Fortis Global Real Estate Fund            10

   ALTERNATIVE FUNDS
   Aston/Smart Portfolios Fund                     11
   Aston/New Century Absolute Return ETF Fund      11
   Aston/MB Enhanced Equity Income Fund            12

   SECTOR FUND
   Aston/Fortis Real Estate Fund                   13

   BALANCED FUNDS
   Aston/Montag & Caldwell Balanced Fund           13
   Aston Balanced Fund                             14

   FIXED INCOME FUND
   Aston/TCH Fixed Income Fund                     15

   MONEY MARKET FUND
   Aston/Fortis Investor Money Market Fund         15
 Principal Investment Risks                        17
 Fund Performance                                  22
 Fund Expenses                                     34
 Additional Information Regarding Investment
  Strategies                                       37

PORTFOLIO HOLDINGS                                 41

INVESTMENT TERMS                                   42

MANAGEMENT OF THE FUNDS                            45
 The Investment Advisers                           45
 The Subadvisers                                   45
 Portfolio Managers                                47
 Management Fees                                   55

SHAREHOLDER INFORMATION                            58
 Opening an Account: Buying Shares                 58
 Exchanging Shares                                 60
 Selling/Redeeming Shares                          61
 Transaction Policies                              64
 Account Policies and Dividends                    67
 Additional Investor Services                      67
 Distribution Plan 12b-1 Fees                      68
 Portfolio Transactions and Brokerage
  Commissions                                      68

DIVIDENDS, DISTRIBUTIONS AND TAXES                 69

FINANCIAL HIGHLIGHTS                               70

GENERAL INFORMATION                                94

                      (This page intentionally left blank)

Categories of Aston Funds

Aston Funds (the "Trust") is an open-end management investment company that currently offers 29 separate investment portfolios, including equity, global/international, alternative, sector, balanced, fixed income and money market funds. Class N shares of 24 of the portfolios (the "Funds") are offered in this prospectus; other funds and classes are offered under separate prospectuses.

Aston Asset Management LLC ("Aston" or "Adviser") is the investment adviser, administrator and sponsor of the Funds, except for the Aston/Fortis Investor
Money Market Fund of which Aston is not the investment adviser. Aston manages each Fund (except Aston/Fortis Investor Money Market Fund) by retaining one or more subadvisers ("Subadvisers") to manage each Fund. Fortis Investment
Management USA, Inc. ("FIM") serves as investment adviser to the Aston/Fortis
Investor Money Market Fund.

EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds may have greater total return potential than non-equity funds, but they also have greater risk.

GLOBAL/INTERNATIONAL FUNDS

GLOBAL AND INTERNATIONAL FUNDS invest principally in stocks and other securities issued by foreign companies throughout the world. Global and international funds invest in foreign securities that are subject to currency, regulatory, information and political risks.

ALTERNATIVE FUNDS

ALTERNATIVE FUNDS invest principally in stocks or other securities that seek or follow nontraditional strategies. Alternative funds may have greater total return potential than traditional funds, but they also could have greater risk.

SECTOR FUNDS

SECTOR FUNDS invest principally in stocks and other securities of issuers that operate in a particular industry or sector of the economy. Because the holdings of this type of fund focus on one or more related industries or sectors, the share price of a sector fund may be more volatile than a fund with more diversified holdings.

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income.

MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities.
They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

- the value of fund shares will fluctuate

- you could lose money

- you cannot be certain that a fund will achieve its investment objective

                                        3

Investment Summaries

EQUITY FUNDS

LARGE CAP

ASTON/MONTAG & CALDWELL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

- have a strong history of earnings growth

- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

- have strong balance sheets

- have a sustainable competitive advantage

- are currently, or have the potential to become, industry leaders

- have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager and market risks. See the next Section,
"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS SELECT GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate.
The Fund defines a mid-cap company as one having a market capitalization of between approximately $2.5 and $9 billion at the time of acquisition. The portfolio managers define a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition.
The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions).
The focus is on companies that have:

- expanding unit volume growth

- expanding profit margin potential

- high or improving cash flow return on investment

- large markets with high barriers to entry

The Fund may invest in ETFs and foreign securities (directly and through depositary receipts).

To help manage risk, the portfolio managers adhere to a strong sell discipline.
In the course of implementing its principal investment strategies, the Fund will likely experience a high annual turnover rate (350% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market, mid-cap company and portfolio turnover risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON GROWTH FUND
(Formerly Aston/ABN AMRO Growth Fund)

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

                                        4

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

- have a strong history of earnings growth

- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

- have strong balance sheets

- have a sustainable competitive advantage

- are currently, or have the potential to become, industry leaders

- have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in this Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager and market risks. See the next
Section,"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in stocks of large-cap companies that offer growth potential at a reasonable price. The
Fund pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund defines a large-cap company as an established, better-known company having a market capitalization of $7 billion or more.

The portfolio managers employ a GARP strategy to build a portfolio primarily of common stocks. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks will generally have higher valuations (e.g. price-to-earnings ratios)
than value stocks. Security selection is based on the following top-down and bottom-up criteria:

Top-down -- Strategic Analysis:

- economic and investment outlook

- theme assessment

- diversification (sector and industry weightings)

Bottom-up -- Stock Selection:

- quantitative screenings -- innovative industry leaders

- proprietary GARP Scoring Model

- fundamental research -- strong management, high profitability and earnings growth, low leverage and price-to-growth ratio

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a strategy of diversification among sectors, and adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.  There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities,
GARP style, liquidity, manager and market risks. See the next Section,
"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests primarily in equity securities of companies that its portfolio managers believe are undervalued compared to their perceived worth
(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
While the Fund may invest its assets in companies of any size, the portfolio managers generally focus on companies with large capitalizations.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of:

- Earnings

- Cash flow

- Competitive position

- Management ability

Quantitative analysis of these and other factors may also be considered.

                                        5

The Fund may also invest in REITS, convertible securities, preferred stocks and foreign securities (directly and through depositary receipts).

To help manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, REIT and value style risks. See the next Section,
"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

MULTI CAP

ASTON/TAMRO ALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified, multi-cap portfolio consisting primarily of common stocks. The portfolio manager seeks opportunities across the growth/value spectrum, resulting in what is generally considered a "core" portfolio.

The portfolio manager's investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio manager seeks securities that meet the specific criteria of one of three investment categories:

- Leaders (best of class)

- Laggards (companies undergoing a restructuring)

- Innovators (dedication to introducing new products or services)

The Fund may invest in REITs, foreign securities (directly and through depositary receipts), convertible bonds and, to a limited extent, options may be used for hedging or to seek total return.  The Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. For example, the portfolio manager may purchase call options on securities he believes possess appreciation potential. Conversely, the portfolio manager may sell covered call options on securities held in the portfolio. See
"Additional Information Regarding Investment Strategies."

To manage risk, the portfolio manager limits position sizes, diversifies across both market sectors and capitalization, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: below investment grade securities, credit, derivatives, foreign securities, growth style, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
(FORMERLY ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-
producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common and convertible preferred stocks and REITs. The Fund may also invest in foreign securities (directly and through depositary receipts), closed-
end funds or other investment companies, publicly traded partnerships and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-
driven, bottom-up approach that seeks to identify companies that they believe have the following characteristics:

- high, growing dividend yield

- financial strength

- priced at a discount to absolute value

- attractive business model

- shareholder-oriented management

- undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of diversification across market sectors, capitalization size, sovereignty and security type.

                                        6

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

MID CAP

ASTON/OPTIMUM MID CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The
Fund defines a mid-cap company as one having a market capitalization of between
$1 and $12 billion at the time of acquisition. The portfolio manager selects approximately 40 stocks based on bottom-up fundamental analysis.

Important investment criteria include:

- market share growth

- attractive valuation

- low relative leverage

- focused business franchise

- experienced management

- strong or improving financials

The portfolio manager takes a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager employs a valuation discipline to limit downside risk, limits position sizes and sector exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, of between $2.5 billion and $10 billion.

The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:

- offer a compelling combination of earnings growth and attractive value

- sell at a discount to intrinsic value

- exhibit above-median near-term relative earnings strength

- are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in foreign securities (directly and through depositary receipts).

To help manage risk, the portfolio managers adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market and mid-cap company risks. See the next
Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/CARDINAL MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The Fund defines a mid-
cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell
Midcap(R) Value Index.

                                        7

The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:

- Stable and predictable business model

- Motivated and competent management

- Unduly depressed valuation

- Catalyst for positive market reevaluation

The Fund may also invest in foreign securities (through depositary receipts).

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company and value style risks. See the next
Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

SMALL-MID CAP

ASTON/RIVER ROAD SMALL-MID CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small- and mid-cap companies with market capitalizations of less than $6 billion at the time of acquisition that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $6 billion, REITs, convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe.
The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:

- priced at a discount to absolute value

- attractive business model

- shareholder-oriented management

- financial strength

- undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these and other principal risks common to all Funds.

SMALL CAP

ASTON/VEREDUS AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate. The Fund defines a small-cap company as one having a market capitalization of less than
$2.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

- expanding unit volume growth

- expanding profit margin potential

- high or improving cash flow return on investment

- large markets with high barriers to entry

The Fund may also invest in equity securities of mid-cap companies. The portfolio managers define a mid-cap company as one having a market capitalization of between approximately $2.5 to $9 billion at the time of acquisition.

The Fund may also invest in ETFs and foreign securities (directly and through depositary receipts).

To help manage risk, the portfolio managers adhere to a strong sell discipline.
In the course of implementing its principal investment strategies, the Fund will likely experience a high annual turnover rate (200% or more).

                                        8

The Fund has entered into a program with ReFlow Fund LLC to provide cash liquidity for redemptions under certain circumstances. The program is described in the Funds' statement of additional information ("SAI").

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See the next Section, "Principal Investment Risks,"
for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TAMRO SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund considers companies with market capitalizations of up to $2.75 billion, at the time of acquisition to be small-cap companies. The portfolio manager seeks opportunities across the growth/value spectrum, resulting in what is generally considered a "core" portfolio.

The portfolio manager's investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio manager seeks securities that meet the specific criteria of one of three investment categories:

- Leaders (best of class)

- Laggards (companies undergoing a restructuring)

- Innovators (dedication to introducing new products or services)

The Fund may also invest in REITs, foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio manager limits position sizes, diversifies across market sectors and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, foreign securities, growth style, liquidity, manager, market, REIT, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/RIVER ROAD SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, REITs, convertible securities and foreign securities
(directly and through depositary receipts). Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:

- priced at a discount to absolute value

- attractive business model

- shareholder-oriented management

- financial strength

- undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

                                        9

GLOBAL/INTERNATIONAL FUNDS

ASTON/NEPTUNE INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in EAFE countries, but may invest in securities of issuers in any country, including the Russian
Federation.

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The
Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process. As a result of this process, the Fund may invest a material amount of its assets in a single country and/or geographical area. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

- strong competitive position

- market leader in industry with strong growth prospects

- potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-
cap stocks.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: emerging market, foreign securities, growth style, liquidity, manager, market and mid-cap company risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/FORTIS GLOBAL REAL ESTATE FUND
(Formerly Aston/ABN AMRO Global Real Estate Fund)

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in REITs and similar non-U.S. vehicles, common stocks and other equity securities of U.S.
and foreign companies principally engaged in the real estate sector. Under normal circumstances, the Fund will invest at least 40% of its invested assets in securities of issuers located outside the U.S. The Fund will invest in the securities of issuers located in several different countries throughout the world, in addition to the U.S. The portfolio managers use a combination of a top-down and a bottom-up approach when selecting securities. The Fund is classified as non-diversified.

Top-down approach involves:

- analyzing global demographic and economic trends

- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves analyzing individual companies, focusing on companies with:

- revenues primarily derived from real estate related activities

- a significant portion of revenues from rental income

- management stake in performance

- a strong balance sheet and/or consistent earnings

- internal growth prospects

- potential growth from acquisition or development

- free cash flow

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers limit sector and position size, and adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS.  These principal investment risks apply to the Fund: foreign securities,
GARP Style, liquidity, manager, market, non-diversification, REIT and sector concentrations risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these and other principal risks common to all Funds.

                                       10

ALTERNATIVE FUNDS

ASTON/SMART PORTFOLIOS FUND
(Formerly Aston/Smart Allocation ETF Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in ETFs that represent a variety of asset classes and investment styles. Under normal circumstances, the
Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: large-cap, mid-cap, small-cap, equity, international, commodities, real estate, fixed income, derivatives and currency. As new ETF products become available, the asset classes available to the Fund will expand.

The portfolio managers use quantitative and qualitative fundamental analysis to select securities from the available universe of ETFs traded on U.S. markets.
The portfolio is constructed by applying a proprietary mathematical investment process to select a portfolio of ETFs in a more efficient combination than the
Fund's composite market benchmark. The goal of the proprietary mathematical process is to create an optimal portfolio that is designed to produce returns in excess of its market benchmark with an equal or lesser amount of risk.

Because the Fund places primary emphasis on capital appreciation, the Fund expects to allocate a significant portion of its assets to underlying funds that emphasize stocks and to allocate a lesser proportion of its assets to underlying funds that emphasize bonds. The Fund may invest without limit in cash, cash equivalents and money market instruments when favorable investment opportunities are not available.

In the course of implementing its principal investment strategies, the Fund may experience a high turnover rate (500% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: aggressive ETF investment technique, commodity ETF, credit ETF, equity ETF, fixed income ETF, fund-of-funds structure, manager, market, portfolio turnover, REIT, sector concentration, tracking and trading discount risks. See the next Section,
"Principal Investment Risks," for a more detailed discussion of these risks applicable to ETF Funds and other principal risks common to all Funds.

ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide positive total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: large-cap, mid-cap, small-cap, equity, international, commodities, real estate, fixed income, derivatives and currency. ETFs may also offer inverse (or short) exposure to a particular asset class. As new ETF products become available, the asset classes available to the Fund will expand.

The portfolio manager uses a quantitative investment process to select securities and construct the portfolio. The portfolio manager first determines the eligible universe of securities for investment. To be eligible for inclusion in the portfolio, shares of ETFs must be traded on a U.S. exchange. The portfolio manager also considers correlation with other ETFs in the universe.
The portfolio manager then determines the securities in the universe that are candidates for the portfolio, based on minimum liquidity and trading requirements. The candidates are analyzed daily for buy and sell signals. The strategy seeks to identify patterns of price behavior and trading volume, which the subadviser believes are indicative of stock price.

The portfolio manager determines whether or not to implement a buy signal based on the availability of cash for investment, trading costs and other factors.
Full positions may be implemented gradually and may take up to three buy signals to complete.

Although the Fund normally expects to hold ETFs representing a range of asset classes and investment styles, allocations among asset classes and styles are a residual of the investment process. In some circumstances, the Fund may hold
ETFs representing a limited number of asset classes or investment styles.

To manage risk, the portfolio manager adheres to a strong sell discipline. With each sell signal, the portfolio manager will sell a portion of a position, generally with the entire position liquidated by the third sell signal. The portfolio manager may seek to hedge its exposure to certain asset classes by investing in ETFs that seek inverse (or short) exposure to that asset class.

                                       11

The Fund may write (sell) exchange-listed covered call options on long ETF positions held in the Fund's portfolio as a means of seeking to enhance return.
Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the
Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security.
The Fund expects to use covered call options in declining markets as a means of seeking to enhance return.

The firm's strategy seeks to identify ETFs with high probability of producing positive returns over an extended period of time within certain risk constraints. During periods in which sufficient opportunities are not identified to fully invest the portfolio, residual assets will be held in cash or cash equivalents.

In the course of implementing its principal investment strategies, the Fund may experience a relatively high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: aggressive ETF investment technique, commodity ETF, covered call option, credit ETF, derivatives, equity ETF, fixed income ETF, fund-of-funds structure, manager, market, portfolio turnover, REIT, sector concentration, tracking and trading discount risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks applicable to ETF Funds and other principal risks common to all Funds.

ASTON/MB ENHANCED EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of a high level of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in a diversified portfolio of equity securities traded in U.S. markets and by writing covered call options on a substantial portion of the Fund's long equity portfolio. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

EQUITY SELECTION

The portfolio managers select equity securities using a bottom-up investment approach focusing on the fundamentals of each company. The portfolio managers emphasize current dividend yield, free cash flow and stability. The portfolio managers focus on companies with regular quarterly dividends and with market capitalizations of $4 billion or more. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

COVERED CALL STRATEGY

On an ongoing and consistent basis, the portfolio managers intend to write
(sell) covered call options on a substantial portion of the Fund's long equity portfolio as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security.

MORE ABOUT COVERED CALL OPTIONS

For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing various call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities on which the call options are written.

The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised if the market price of the stock exceeds the exercise price of the option.

If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund then keeps the premium. The Fund may continue to hold the underlying stock, write a new call or may sell the position.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio managers currently intend to purchase put options on securities in the
Fund's portfolio and put options on securities indices.

                                       12

The portfolio managers actively manage risk and adhere to a strong sell discipline.

The Fund is not expected to have annual portfolio turnover that exceeds 100%.
Portfolio turnover rate does not, however, take into account short-term capital gains generated from premiums on the sale of call options. See "Covered Call
Option Risk" below.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: covered call option, derivatives, manager, market and mid-cap company risks. See the next Section,
"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

SECTOR FUND

ASTON/FORTIS REAL ESTATE FUND
(Formerly Aston/ABN AMRO Real Estate Fund)

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in REITs and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio managers do not invest the Fund's assets in real estate directly. In selecting securities for the Fund, the portfolio managers analyze long-term trends in property types and geographic regions. The portfolio managers use a combination of a top-down and a bottom-up approach. The Fund is classified as non-diversified.

Top-down approach involves:

- analyzing demographic and economic trends

- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

- revenues primarily derived from real estate related activities

- a significant portion of revenues from rental income

- management stake in performance

- a strong balance sheet and/or consistent earnings

- internal growth prospects

- potential growth from acquisition or development

- free cash flow

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a strategy of sector and position constraints, and adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: foreign securities,
GARP style, liquidity, manager, market, non-diversification, REIT and sector concentration risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

BALANCED FUNDS

ASTON/MONTAG & CALDWELL BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-
term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-
term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value.
These companies must pass an initial capitalization screen and:

- have a strong history of earnings growth

- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

- have strong balance sheets

- have a sustainable competitive advantage

- are currently, or have the potential to become, industry leaders

- have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

                                       13

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

- U.S. government securities

- corporate bonds

- mortgage/asset-backed securities

- money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: credit, foreign securities, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See the next Section, "Principal
Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund retains two subadvisers dedicated to managing the equity and fixed income portions of the portfolio, respectively. The Adviser determines the allocation of assets between the equity and fixed income portions of the portfolio. The Adviser generally rebalances the portfolio quarterly and under normal circumstances, allocates between 50% and 70% of the Fund's total assets in equity securities and at least 25% in fixed income securities.

For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

- have a strong history of earnings growth

- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

- have strong balance sheets

- have a sustainable competitive advantage

- are currently, or have the potential to become, industry leaders

- have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

With respect to fixed income securities, the Fund may invest in securities of the U.S. government and its agencies, corporate notes and bond, mortgage- and asset-backed securities and short-term money market instruments. The fixed income portfolio managers select securities based on various methods of quantitative and fundamental analysis and research. The fixed income portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The fixed income portfolio managers emphasize investment grade fixed income securities but may invest in high yield securities.

The Fund may use futures, swaps and other derivatives for hedging purposes or to seek total return. Derivatives will consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives will be used to hedge interest rate risk and credit risk. Derivatives may also be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the
Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund. See
"Additional Information Regarding Investment Strategies."

The fixed income portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity and maturity.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in this Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: below investment-
grade (high yield) securities, call, credit, derivatives, foreign securities, growth style, interest rate, liquidity, manager, market, prepayment and U.S.
government agency securities risks. See the next Section, "Principal Investment
Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

                                       14

FIXED INCOME FUND

ASTON/TCH FIXED INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives will consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives will be used to hedge interest rate risk and credit risk. Derivatives may also be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the
Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund. See
"Additional Information Regarding Investment Strategies."

The Fund may also invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, derivatives, foreign securities, interest rate, liquidity, manager, prepayment and U.S. government agency securities risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

MONEY MARKET FUND

ASTON/FORTIS INVESTOR MONEY MARKET FUND
(Formerly Aston/ABN AMRO Investor Money Market Fund)

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the
Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

- selects securities that:

  - are denominated in U.S. dollars

  - have high credit quality and minimal credit risk

  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. (See "Participation in the U.S. Department of Treasury Temporary
Guarantee Program" below). Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: credit, foreign securities, inflation, interest rate, liquidity, manager, market, sector concentration and U.S. government agency securities risks. See the next Section,
"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

PARTICIPATION IN U.S. DEPARTMENT OF THE TREASURY TEMPORARY GUARANTEE PROGRAM

On October 3, 2008, the Board of Trustees of the Trust approved the Fund's participation in U.S. Department of the Treasury's

                                       15

Temporary Guarantee Program ("Program") for money market funds. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Fund at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered
("Covered Shares"). Payment is triggered if the Fund's net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each Covered Share. Shares which are not considered Covered Shares are not entitled to any payment under the Program.
Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the
date of payment. Currently, ESF assets are approximately $50 billion. The U.S.
Department of Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Program terminates on April 30, 2009, but may be extended by the Treasury
Department up to September 18, 2009. If the Treasury Department extends the
Program, the Board will consider whether to continue to participate.

The Fund will bear the expense of its participation in the Program. The fee for participation in the Program for the initial period and the period from December
19, 2008 to April 30, 2009 is 0.01% and 0.015%, respectively, of the NAV of a
Participating Fund as of September 19, 2008.

                                       16

Principal Investment Risks

RISKS THAT APPLY TO THE FUNDS

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest.
Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, a fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

COVERED CALL OPTION RISK: Investments in covered calls involve certain risks.
These risks include:

- By selling covered call options, a fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.
  While a fund receives a premium for writing the call option, the price the fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

- A liquid market may not exist for options held by a fund. If a fund is not able to close out an options transaction, the fund will not be able to sell the underlying security until the option expires or is exercised.

- A fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because a fund generally will hold the stocks underlying the call options, the fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

- Because a fund will have no control over the exercise of the call options, it may be forced to realize the capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes.

If a fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of a fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because a fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-
term or long-term for federal income tax purposes. Such funds are not designed for investors seeking a tax efficient investment.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.

When a Fund uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When a Fund invests in asset-backed securities, mortgage-backed securities and CMOs, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain types of asset-backed and mortgage-
backed securities.

DERIVATIVES RISK: Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose a fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to a fund. The use of derivatives by a fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

The use of certain derivatives provides exposure to the underlying credit market or other reference asset in excess of the cash investment of a fund. The use of derivatives can magnify gains and losses.

EMERGING MARKET RISK: In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

- economic structures that are less diverse and mature than developed countries

- less stable political systems and less developed legal systems

- national policies that may restrict foreign investment

- wide fluctuations in the value of investments

- smaller securities markets making investments less liquid

- special custody arrangements

                                       17

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S.
companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP STYLE RISK: GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in a fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Therefore, a fund that maintains a minimum B rating should anticipate higher interest rate risks but lower credit risks than a fund that invests in lower quality issuers.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities.  Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

MANAGER RISK: The performance of a fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform its benchmark or its peers.

MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

NON-DIVERSIFICATION RISK: A non-diversified fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to a fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains of a fund (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

                                       18

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.

REIT RISK: Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income purposes. See
"Dividends, Distributions and Taxes."

SECTOR CONCENTRATION RISK: Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. Because such a fund may invest in a limited number of industries within a sector, the fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

U.S. GOVERNMENT AGENCY SECURITIES RISK:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S.
government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth.
Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

RISKS THAT APPLY TO FUNDS THAT INVEST IN ETFS

AGGRESSIVE ETF INVESTMENT TECHNIQUE RISK: Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments expose a fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

COMMODITY ETF RISK: Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange traded notes, may subject a fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. A fund's ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

CREDIT ETF RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a
Fund's share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank)
to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and CMOs, the ETF is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

                                       19

EQUITY ETF RISK:

- MARKET RISK. Overall stock market risks affect the value of ETFs, and thus the share price of a fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

- SMALL AND MID-CAP COMPANY RISK. Investing in ETFs that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

- FOREIGN SECURITIES RISK. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

- EMERGING MARKET RISK. A fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets.
Companies in emerging markets are often smaller, less seasoned and more recently organized.

FIXED INCOME ETF RISK: Investing in ETFs that own fixed income securities subject a fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by a fund, possibly causing the fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the SAI.

FUND-OF-FUNDS STRUCTURE RISK: Your cost of investing in a fund that invests in
ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.
Shareholders of a Fund bear their proportionate share of an ETF's fees and expenses as well as their share of the Fund's fees and expenses. Also, the fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

TRACKING RISK: ETFs in which a fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a fund invests will incur expenses not incurred by their applicable indices.
Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs' ability to track their applicable indices.

TRADING DISCOUNT RISK: The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF's underlying basket of securities. At times, an ETF's shares may trade at a premium or discount to its net asset value.

                                       20

RISK SUMMARY

The following chart compares the principal risks of investing in each Aston
Fund. More information about the risks associated with investing in Aston Funds can also be found in the SAI.

                             Below
                          Investment
                             Grade
                            (High         Covered
                            Yield)          Call          Deri-  Emerging  Foreign   GARP  Growth Infla- Interest
FUND                      Securities Call  Option Credit vatives  Market  Securities Style  Style  tion    Rate   Liquidity Manager
Aston/Montag & Caldwell
  Growth                                                                       X              X                       X        X
Aston/Veredus Select
  Growth                                                                       X              X                       X        X
Aston Growth                                                                   X              X                       X        X
Aston/Optimum Large Cap
  Opportunity                                                                  X       X                              X        X
Aston Value                                                                    X                                      X        X
Aston/TAMRO All Cap            X                     X      X                  X              X                       X        X
Aston/River Road
  Dividend All Cap Value                                                       X                                      X        X
Aston/Optimum Mid Cap                                                          X              X                       X        X
Aston/Montag & Caldwell
  Mid Cap Growth                                                               X              X                       X        X
Aston/Cardinal Mid Cap
  Value                                                                                                               X        X
Aston/River Road Small-
  Mid Cap                                                                      X                                      X        X
Aston/Veredus Aggressive
  Growth                                                                       X              X                       X        X
Aston/TAMRO Small Cap          X                     X                         X              X                       X        X
Aston/River Road Small
  Cap Value                                                                    X                                      X        X
Aston/Neptune
  International                                                      X         X              X                       X        X
Aston/Fortis Global Real
  Estate                                                                       X       X                              X        X
Aston/Smart Portfolios                                                                                                         X
Aston/New Century
  Absolute Return ETF                        X              X                                                                  X
Aston/MB Enhanced Equity
  Income                                     X              X
Aston/Fortis Real Estate                                                       X       X                              X        X
Aston/Montag & Caldwell
  Balanced                                           X                         X              X              X        X        X
Aston Balanced                 X       X             X      X                  X              X              X        X        X
Aston/TCH Fixed Income         X       X             X      X                  X
  Fund                                                                                                       X        X        X
Aston/Fortis Investor
  Money Market                                       X                         X                     X       X        X        X

                                                                                                   U.S.          Aggressive
                                          Non-     Port-                                        Government           ETF
                                 Mid-Cap Diversi-  folio    Pre-            Sector    Small-Cap   Agency   Value Investment
FUND                      Market Company fication Turnover payment REIT Concentration  Company  Securities Style  Technique
Aston/Montag & Caldwell
  Growth                      X
Aston/Veredus Select
  Growth                      X     X                X
Aston Growth                  X
Aston/Optimum Large Cap
  Opportunity                 X
Aston Value                   X                                      X                                       X
Aston/TAMRO All Cap           X     X                                X                    X                  X
Aston/River Road
  Dividend All Cap Value      X     X                                X                    X                  X
Aston/Optimum Mid Cap         X     X                                                     X                  X
Aston/Montag & Caldwell
  Mid Cap Growth              X     X
Aston/Cardinal Mid Cap
  Value                       X     X                                                                        X
Aston/River Road Small-
  Mid Cap                     X     X                                X                    X                  X
Aston/Veredus Aggressive
  Growth                      X     X                 X                                   X
Aston/TAMRO Small Cap         X                                      X                    X                  X
Aston/River Road Small
  Cap Value                   X     X                                X                    X                  X
Aston/Neptune
  International               X     X
Aston/Fortis Global Real
  Estate                      X             X                        X        X
Aston/Smart Portfolios        X                       X              X        X                                      X
Aston/New Century
  Absolute Return ETF         X                       X              X        X                                      X
Aston/MB Enhanced Equity
  Income                      X     X
Aston/Fortis Real Estate      X             X                        X        X
Aston/Montag & Caldwell
  Balanced                    X                               X                                      X
Aston Balanced                X                               X                                      X
Aston/TCH Fixed Income
  Fund                        X                               X                                      X
Aston/Fortis Investor
  Money Market                X                                               X                      X

                                                  Fixed  Fund-of-
                          Commodity Credit Equity Income   Funds            Trading
                             ETF      ETF    ETF    ETF  Structure Tracking Discount
Aston/Montag & Caldwell
  Growth
Aston/Veredus Select
  Growth
Aston Growth
Aston/Optimum Large Cap
  Opportunity
Aston Value
Aston/TAMRO All Cap
Aston/River Road
  Dividend All Cap Value
Aston/Optimum Mid Cap
Aston/Montag & Caldwell
  Mid Cap Growth
Aston/Cardinal Mid Cap
  Value
Aston/River Road Small-
  Mid Cap
Aston/Veredus Aggressive
  Growth
Aston/TAMRO Small Cap
Aston/River Road Small
  Cap Value
Aston/Neptune
  International
Aston/Fortis Global Real
  Estate
Aston/Smart Portfolios         X       X      X      X       X        X        X
Aston/New Century
  Absolute Return ETF          X       X      X      X       X        X        X
Aston/MB Enhanced Equity
  Income
Aston/Fortis Real Estate
Aston/Montag & Caldwell
  Balanced
Aston Balanced
Aston/TCH Fixed Income
  Fund
Aston/Fortis Investor
  Money Market

                                       21

Fund Performance

ASTON/MONTAG & CALDWELL GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

1999        22.51%
2000        (7.37%)
2001       (13.33%)
2002       (22.89%)
2003        17.24%
2004         4.10%
2005         5.35%
2006         8.07%
2007        21.04%
2008       (32.64%)

Best quarter:        12/99    17.71%
Worst quarter:       12/08   (20.35)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                      1 Year    5 Years    10 Years
---------------------------------------------------
Aston/Montag &
  Caldwell Growth
  Fund:(a)
  Return Before
     Taxes            (32.64)%   (0.68)%     (1.50)%
  Return After
     Taxes on
     Distributions    (33.02)%   (1.27)%     (2.15)%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (20.74)%   (0.45)%     (1.23)%
---------------------------------------------------
Russell 1000
  Growth Index(b)     (38.44)%   (3.42)%     (4.27)%
---------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

ASTON/VEREDUS SELECT GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2002     (29.40%)
2003      38.53%
2004      17.38%
2005       9.27%
2006       5.19%
2007      24.33%
2008     (45.09%)

-------------------------------------
Best quarter:         6/03    17.21%
Worst quarter:       12/08   (25.56)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                               Since
                      1 Year    5 Years    Inception(a)
------------------------------------------------------
Aston/Veredus
  Select Growth
  Fund:(b)
  Return Before
     Taxes            (45.09)%   (1.63)%       (1.48)%
  Return After
     Taxes on
     Distributions    (45.09)%   (2.56)%       (2.14)%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (29.31)%   (1.60)%       (1.41)%
------------------------------------------------------
Russell 1000
  Growth Index(c)     (38.44)%   (3.42)%       (3.38)%
------------------------------------------------------

(a)Fund's inception: December 31, 2001. Index data computed from December 31,
2001.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       22

ASTON GROWTH FUND
(Formerly Aston/ABN AMRO Growth Fund)

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

1999        23.30%
2000         2.10%
2001       (13.13%)
2002       (19.37%)
2003        21.58%
2004         5.50%
2005         1.30%
2006         3.27%
2007         4.50%
2008       (32.65%)

-------------------------------------
Best quarter:        12/01    16.27%
Worst quarter:       12/08   (20.26)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2008)

                       1 Year     5 Years    10 Years
-----------------------------------------------------
Aston Growth
  Fund:(a)
  Return Before
     Taxes            (32.65)%    (4.98)%     (1.84)%
  Return After
     Taxes on
     Distributions    (32.67)%    (6.27)%     (2.86)%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (21.19)%    (3.75)%     (1.33)%
-----------------------------------------------------
Russell 1000
  Growth Index(b)     (38.44)%    (3.42)%     (4.27)%
-----------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

*Montag & Caldwell, Inc. became the subadviser as of January 1, 2008.
Performance prior to that date reflects the performance of a previous subadviser.

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

FUND PERFORMANCE

The bar chart shows the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2007       20.36%
2008      (46.77%)

-------------------------------------
Best quarter:        06/07    11.47%
Worst quarter:       12/08   (28.89)%

-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                            Since
                             1 Year     Inception(a)
----------------------------------------------------
Aston/Optimum Large Cap
  Opportunity Fund:(b)
  Return Before Taxes       (46.77)%      (20.18)%
  Return After Taxes on
     Distributions          (46.77)%      (20.19)%
  Return After Taxes on
     Distributions and
     Sale of Fund Shares    (30.40)%      (16.84)%
----------------------------------------------------
S&P 500 Index(c)            (36.99)%      (18.47)%
----------------------------------------------------

(a)Fund's inception: December 28, 2006. Index data computed from December 31,
2006.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       23

ASTON VALUE FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance. The Common share class and Investor share class of Aston Value Fund were reorganized into Class N shares of the Fund on
September 27, 2001, and the Fund adopted the name of its predecessor.
Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

1999       11.15%
2000       (0.68%)
2001      (12.25%)
2002      (13.88%)
2003       25.12%
2004       15.38%
2005        6.27%
2006       20.91%
2007        8.10%
2008      (34.65%)

-------------------------------------
Best quarter:        06/03    14.52%
Worst quarter:       12/08   (19.32)%

-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                       1 Year     5 Years    10 Years
-----------------------------------------------------
Aston Value
  Fund:(a)
  Return Before
     Taxes            (34.65)%     0.93%       0.90%
  Return After
     Taxes on
     Distributions    (36.16)%    (0.16)%     (0.18)%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (20.54)%     0.99%       0.63%
----------------------------------------------------
Russell 1000 Value
  Index(b)            (36.85)%    (0.79)%      1.36%
----------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

ASTON/TAMRO ALL CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2001        (0.17%)
2002       (18.86%)
2003        29.10%
2004        12.55%
2005         4.71%
2006        13.20%
2007         7.89%
2008       (37.12%)

-------------------------------------
Best quarter:         6/03    19.96%
Worst quarter:       12/08   (23.58)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2008)

                                                  Since
                        1 Year     5 Years    Inception(a)
----------------------------------------------------------
Aston/TAMRO All Cap
  Fund:(b)(c)
  Return Before
     Taxes             (37.12)%    (1.97)%        0.14%
  Return After
     Taxes on
     Distributions     (37.16)%    (2.65)%       (0.36)%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares       (24.07)%    (1.41)%        0.24%
----------------------------------------------------------
Russell 3000
  Index(d)             (37.31)%    (1.95)%       (2.15)%
----------------------------------------------------------

(a)Fund's inception: November 30, 2000. Index data computed from November 30,
2000.

(b)As of January 1, 2008, the Fund changed its name from Aston/TAMRO Large Cap
Value Fund to Aston/TAMRO All Cap Fund. Performance prior to that time reflects the Fund's former strategy of emphasizing large cap value stocks and the performance may have differed if the current strategy was in place.

(c)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(d)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       24

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
(Formerly Aston/River Road Dynamic Equity Income Fund)

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2006      25.51%
2007       0.55%
2008     (28.65%)

-------------------------------------
Best quarter:        12/06     8.18%
Worst quarter:       12/08   (19.54)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                             Since
                              1 Year     Inception(a)
-----------------------------------------------------
Aston/River Road Dividend
  All Cap Value
  Fund:(b)(c)
  Return Before Taxes        (28.65)%       (1.84)%
  Return After Taxes on
     Distributions           (28.97)%       (2.84)%
  Return After Taxes on
     Distributions and
     Sale of Fund Shares     (18.05)%       (1.57)%
-----------------------------------------------------
Russell 3000 Value
  Index(d)                   (36.25)%       (5.80)%
-----------------------------------------------------

(a)Fund's inception: June 28, 2005. Index data computed from June 30, 2005.

(b)Effective September 30, 2008, the Fund changed its name from Aston/River Road
Dynamic Equity Income Fund to Aston/River Road Dividend All Cap Fund. There was
no change in the Fund's investment objective, investment policies or portfolio management team.

(c)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(d)Reflects no deduction for taxes, expenses or fees.

ASTON/OPTIMUM MID CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

1999           11.44%
2000           27.46%
2001           14.21%
2002          (16.71%)
2003           41.42%
2004           18.88%
2005            1.32%
2006           20.92%
2007           12.91%
2008          (42.86%)

-------------------------------------
Best quarter:         6/03    30.10%
Worst quarter:       12/08   (29.83)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2008)

                       1 Year     5 Years    10 Years
-----------------------------------------------------
Aston/Optimum Mid
  Cap:(a)
  Return Before
     Taxes            (42.86)%    (1.24)%      6.04%
  Return After
     Taxes on
     Distributions    (43.10)%    (1.92)%      5.16%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (27.56)%    (0.79)%      5.20%
-----------------------------------------------------
S&P MidCap 400
  Index(b)            (36.23)%    (0.08)%      4.46%
-----------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

*Optimum Investment Advisors, LLC became the subadviser in October 2003.
Performance prior to that date reflects the performance of a previous subadviser. However, the Fund's portfolio manager has not changed.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       25

ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND

FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008          (45.81%)

-------------------------------------
Best quarter:         6/08     2.27%
Worst quarter:       12/08   (31.59)%

-------------------------------------

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                Since
                                   1 Year   Inception(a)
--------------------------------------------------------
Aston/Montag & Caldwell Mid Cap
  Growth Fund:(b)
  Return Before Taxes             (45.81)%    (41.37)%
  Return After Taxes on
     Distributions                (45.81)%    (41.37)%
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  (29.78)%    (34.92)%
--------------------------------------------------------
Russell Midcap Growth Index(c)    (44.32)%    (41.62)%
--------------------------------------------------------

(a)Fund's inception: November 2, 2007. Index data computed from October 31,
2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/CARDINAL MID CAP VALUE FUND

FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008          (36.75%)

-------------------------------------
Best quarter:         6/08    (6.35)%
Worst quarter:       12/08   (23.86)%
-------------------------------------

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                Since
                                   1 Year   Inception(a)
--------------------------------------------------------------
Aston/Cardinal Mid Cap Value
  Fund:(b)
  Return Before Taxes             (36.75)%    (34.67)%
  Return After Taxes on
     Distributions                (36.86)%    (34.77)%
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  (23.75)%    (29.31)%
--------------------------------------------------------------
Russell Midcap Value Index(c)     (38.44)%    (37.62)%
--------------------------------------------------------------

(a)Fund's inception: November 2, 2007. Index data computed from October 31,
2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       26

ASTON/RIVER ROAD SMALL-MID CAP FUND

FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008          (27.31%)

-------------------------------------
Best quarter:         6/08     3.38%
Worst quarter:       12/08   (22.40)%
-------------------------------------

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                Since
                                   1 Year   Inception(a)
--------------------------------------------------------
Aston/River Road Small-Mid Cap
  Fund:(b)
  Return Before Taxes             (27.31)%    (19.81)%
  Return After Taxes on
     Distributions                (27.33)%    (19.82)%
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  (17.73)%    (16.61)%
--------------------------------------------------------
Russell 2500 Value Index(c)       (31.99)%    (24.48)%
--------------------------------------------------------

(a)Fund's inception: March 29, 2007. Index data computed from March 31, 2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

1999          112.57%
2000           30.18%
2001          (13.16%)
2002          (43.91%)
2003           44.48%
2004           20.69%
2005            2.29%
2006           (2.44%)
2007           12.20%
2008          (45.37%)

-------------------------------------
Best quarter:        12/99    44.67%
Worst quarter:       12/08   (26.00)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                       1 Year     5 Years    10 Years
-----------------------------------------------------
Aston/Veredus
  Aggressive
  Growth Fund:(a)
  Return Before
     Taxes            (45.37)%    (5.89)%      3.70%
  Return After
     Taxes on
     Distributions    (45.43)%    (7.36)%      1.85%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (29.43)%    (4.74)%      2.79%
-----------------------------------------------------
Russell 2000
  Growth Index(b)     (38.54)%    (2.35)%     (0.76)%
-----------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       27

ASTON/TAMRO SMALL CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2001           13.57%
2002          (11.08%)
2003           56.86%
2004           11.95%
2005            2.34%
2006           27.84%)
2007            0.27%
2008          (33.19%)

-------------------------------------
Best quarter:         6/03    25.28%
Worst quarter:       12/08   (25.91)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                 Since
                       1 Year     5 Years    Inception(a)
---------------------------------------------------------
Aston/TAMRO Small
  Cap Fund:(b)
  Return Before
     Taxes            (33.19)%    (0.38)%        6.76%
  Return After
     Taxes on
     Distributions    (33.19)%    (0.93)%        5.93%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (21.57)%    (0.24)%        5.77%
---------------------------------------------------------
Russell 2000
  Index(c)            (33.79)%    (0.93)%        2.73%
---------------------------------------------------------

(a)Fund's inception: November 30, 2000. Index data computed from November 30,
2000.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/RIVER ROAD SMALL CAP VALUE FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2006           30.83%
2007           (5.96%)
2008          (30.23%)

-------------------------------------
Best quarter:         3/06    10.91%
Worst quarter:       12/08   (22.89)%
-------------------------------------

The following table indicates the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                             Since
                              1 Year     Inception(a)
-----------------------------------------------------
Aston/River Road Small
  Cap Value Fund:(b)
  Return Before Taxes        (30.23)%       (1.85)%
  Return After Taxes on
     Distributions           (30.24)%       (2.24)%
  Return After Taxes on
     Distributions and
     Sale of Fund Shares     (19.64)%       (1.65)%
-----------------------------------------------------
Russell 2000 Value
  Index(c)                   (28.92)%       (5.45)%
-----------------------------------------------------

(a)Fund's inception: June 28, 2005. Index data computed from June 30, 2005.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       28

ASTON/NEPTUNE INTERNATIONAL FUND

FUND PERFORMANCE

The bar chart shows the performance of Class I shares of the Fund for the period shown. The returns shown are for Class I shares that are not offered in this prospectus. Class N shares are new and do not yet have a calendar year of operations. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that Class
I shares and Class N shares do not have the same expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance
(before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008          (52.96%)

------------------------------------
Best quarter:        6/08     4.85%
Worst quarter:       9/08   (30.22)%
------------------------------------

The following table indicates how the Fund's average annual return of Class I shares of the Fund for the calender period compared to the returns of a broad-
based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2008)

                                                Since
                                   1 Year   Inception(a)
--------------------------------------------------------
Aston/Neptune International
  Fund -- Class I:(b)
  Return Before Taxes             (52.96)%    (34.23)%
  Return After Taxes on
     Distributions                (53.02)%    (34.47)%
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  (34.35)%    (28.71)%
--------------------------------------------------------
  MSCI EAFE and Emerging Markets
     Index(c)                     (45.52)%    (33.07)%
--------------------------------------------------------

(a)Inception of Class I shares: August 6, 2007. Index data computed from July
31, 2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/FORTIS GLOBAL REAL ESTATE FUND
(Formerly Aston/ABN AMRO Global Real Estate Fund)

FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008          (48.40%)

-------------------------------------
Best quarter:         3/08    (3.61)%
Worst quarter:       12/08   (33.80)%
-------------------------------------

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                Since
                                   1 Year   Inception(a)
--------------------------------------------------------
Aston/Fortis Global Real Estate
  Fund:(b)
  Return Before Taxes             (48.40)%    (39.04)%
  Return After Taxes on
     Distributions                (48.53)%    (39.44)%
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  (31.29)%    (32.70)%
--------------------------------------------------------
Global Property Research 250 Net
  Index(c)                        (46.90)%    (37.36)%
--------------------------------------------------------

(a)Fund's inception: August 3, 2007. Index data computed from July 31, 2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       29

ASTON/SMART PORTFOLIOS FUND
(Formerly Aston/Smart Allocation ETF Fund)

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations.
Performance information was included in the Fund's annual report dated October
31, 2008.

ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations.
Performance information was included in the Fund's annual report dated October
31, 2008.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       30

ASTON/MB ENHANCED EQUITY INCOME FUND

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations.
Performance information was included in the Fund's annual report dated October
31, 2008.

ASTON/FORTIS REAL ESTATE FUND
(Formerly Aston/ABN AMRO Real Estate Fund)

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance. The Common share class and Investor share class of Aston/Fortis Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the
Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

1999           (3.32%)
2000           28.77%
2001            7.29%
2002            4.60%
2003           36.28%
2004           33.39%
2005           13.17%
2006           35.95%
2007          (19.14%)
2008          (41.88%)

-------------------------------------
Best quarter:        12/04    16.96%
Worst quarter:       12/08   (39.07)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                          1 Year     5 Years    10 Years
--------------------------------------------------------
Aston/Fortis Real
  Estate Fund:(a)
  Return Before Taxes    (41.88)%    (0.72)%      6.27%
  Return After Taxes
     on Distributions    (42.55)%    (3.51)%      3.84%
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares              (27.18)%     0.10%       5.28%
--------------------------------------------------------
MSCI US REIT Index(b)    (37.97)%     0.67%       5.23%
--------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       31

ASTON/MONTAG & CALDWELL BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

1999           12.64%
2000           (0.81%)
2001           (5.52%)
2002          (12.35%)
2003           11.66%
2004            3.13%
2005            3.38%
2006            6.12%
2007           15.34%
2008          (19.40%)

-------------------------------------
Best quarter:        12/99    10.77%
Worst quarter:       12/08   (10.36)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                       1 Year     5 Years    10 Years
-----------------------------------------------------
Aston/Montag &
  Caldwell
  Balanced
  Fund:(a)
  Return Before
     Taxes            (19.40)%     1.02%       0.85%
  Return After
     Taxes on
     Distributions    (19.64)%     0.67%       0.20%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares      (12.45)%     0.75%       0.44%
-----------------------------------------------------
S&P 500 Index(b)      (36.99)%    (2.19)%     (1.38)%
-----------------------------------------------------
Barclays Capital
  U.S. Government
  Credit Bond
  Index(b)              5.70%      4.64%       5.64%
-----------------------------------------------------
60% S&P 500
  Index/40%
  Barclays Capital
  U.S. Government
  Credit Bond
  Index(b)            (21.91)%     0.72%       1.71%
-----------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

ASTON BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

1999           12.89%
2000            5.46%
2001           (6.14%)
2002           10.04%
2003           15.78%
2004            5.12%
2005            1.62%
2006            4.48%
2007            4.52%
2008          (22.87%)

-------------------------------------
Best quarter:        12/01     9.29%
Worst quarter:       12/08   (11.60)%
-------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2008)

                        1 Year     5 Years    10 Years
------------------------------------------------------
Aston Balanced
  Fund:(a)
  Return Before
     Taxes             (22.87)%    (2.09)%      0.46%
  Return After
     Taxes on
     Distributions     (23.12)%    (4.40)%     (1.36)%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares       (14.69)%    (1.68)%      0.17%
------------------------------------------------------
S&P 500 Index(b)       (36.99)%    (2.19)%     (1.38)%
------------------------------------------------------
Barclays Capital
  U.S. Aggregate
  Bond Index(b)          5.24%      4.65%       5.63%
------------------------------------------------------
60% S&P 500
  Index/40%
  Barclays Capital
  U.S. Aggregate
  Bond Index(b)        (22.07)%     0.71%       1.68%
------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

*The Fund adopted a multi-manager structure as of December 1, 2006. Taplin,
Canida & Habacht, LLC has managed the fixed income portion of the portfolio since December 1, 2006. As of January 1, 2008, Montag & Caldwell, Inc. manages the equity component of the portfolio. Performance from December 1, 2006 through
December 31, 2007 reflects the performance of the previous subadviser of the equity component of the portfolio. The performance of the Fund prior to December
1, 2006 and January 1, 2008 may have been different if the current multi-manager structure had been in place.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       32

ASTON/TCH FIXED INCOME FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

1999           (0.43%)
2000           10.85%
2001            7.46%
2002            6.66%
2003            3.89%
2004            4.58%
2005            1.36%
2006            6.38%
2007            4.16%
2008           (1.73%)

------------------------------------
Best quarter:         9/01    4.09%
Worst quarter:        9/08   (4.95)%
------------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2008)

                        1 Year    5 Years    10 Years
------------------------------------------------------
Aston/TCH Fixed
  Income Fund:(a)
  Return Before
     Taxes             (1.73)%     2.91%       4.26%
  Return After
     Taxes on
     Distributions     (3.49)%     1.12%       2.21%
  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares       (1.11)%     1.44%       2.39%
------------------------------------------------------
Barclays Capital
  U.S. Aggregate
  Bond Index(b)         5.24%      4.65%       5.63%
------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

*Taplin, Canida & Habacht, LLC became the subadviser as of December 1, 2006.
Performance prior to that date reflects the performance of a previous investment adviser.

ASTON/FORTIS INVESTOR MONEY MARKET FUND
(Formerly Aston/ABN AMRO Investor Money Market Fund)

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

1999            4.80%
2000            6.07%
2001            3.62%
2002            1.27%
2003            0.70%
2004            0.87%
2005            2.70%
2006            4.50%
2007            4.54%
2008            1.62%

-----------------------------------
Best quarter:         12/00   1.56%
Worst quarter:        12/08   0.08%
-----------------------------------

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier
Retail Average. All figures assume reinvestment of dividends and distributions.
It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                      1 Year    5 Years    10 Years
---------------------------------------------------
Aston/Fortis
  Investor Money
  Market Fund:(a)      1.62%     2.84%       3.05%
---------------------------------------------------
iMoneyNet First
  Tier Retail
  Average              2.14%     2.81%       2.95%
---------------------------------------------------

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.astonfunds.com.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Tax on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       33

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class N shares of Aston Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A
REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN
90 DAYS OF PURCHASE TO SHAREHOLDERS OF ASTON/FORTIS REAL ESTATE FUND,
ASTON/NEPTUNE INTERNATIONAL FUND AND ASTON/FORTIS GLOBAL REAL ESTATE FUND UNLESS
AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder
Information" Section for more details.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                             ACQUIRED      TOTAL                     NET
                                   MANAGEMENT   DISTRIBUTION     OTHER      FUND FEES     EXPENSE          FEE     EXPENSE
FUND                                  FEES      (12b-1) FEES   EXPENSES    AND EXPENSES    RATIO         WAIVERS    RATIO
Aston/Montag & Caldwell
  Growth(a)                           0.69%         0.25%         0.14%          --%       1.08%             --%      1.08%
Aston/Veredus Select Growth(a)        0.80          0.25          0.29         0.02        1.36(d)(e)     (0.04)      1.32(b)(e)
Aston Growth(a)                       0.70          0.25          0.19           --        1.14(e)           --       1.14(e)(f)
Aston/Optimum Large Cap
  Opportunity                         0.80          0.25          0.82         0.01        1.88(d)(e)     (0.65)      1.23(b)(e)(f)
Aston Value(a)                        0.80          0.25          0.13           --        1.18              --       1.18(h)
Aston/TAMRO All Cap                   0.80          0.25          0.83           --        1.88           (0.68)      1.20(b)
Aston/River Road Dividend All
  Cap Value(a)                        0.70          0.25          0.40         0.06        1.41(d)(e)     (0.05)      1.36(b)(e)
Aston/Optimum Mid Cap(a)              0.73          0.25          0.18           --        1.16              --       1.16
Aston/Montag & Caldwell Mid Cap
  Growth                              0.85          0.25          3.21(c)      0.01        4.32(d)(e)     (2.91)      1.41(b)(e)
Aston/Cardinal Mid Cap Value          0.90          0.25          6.60(c)      0.01        7.76(d)(e)     (6.35)      1.41(b)(e)
Aston/River Road Small-Mid
  Cap(a)                              1.00          0.25          0.28(c)      0.02        1.55(d)(e)     (0.03)      1.52(b)(e)
Aston/Veredus Aggressive
  Growth(a)                           1.00          0.25          0.30         0.01        1.56(d)(e)     (0.06)      1.50(b)(e)
Aston/TAMRO Small Cap(a)              0.90          0.25          0.17         0.02        1.34(d)(e)        --       1.34(e)
Aston/River Road Small Cap
  Value(a)                            0.90          0.25          0.30         0.02        1.47(d)(e)        --       1.47(e)
Aston/Neptune International(a)        1.00          0.25          1.55(c)      0.03        2.83(d)(e)     (1.53)      1.30(b)(e)
Aston/Fortis Global Real Estate       1.00          0.25          0.82(c)      0.01        2.08(d)(e)     (0.57)      1.51(b)(e)
Aston/Smart Portfolios                0.80          0.25          2.53(c)      0.21        3.79(d)(e)     (2.28)      1.51(b)(e)(f)
Aston/New Century Absolute
  Return ETF(g)                       1.00          0.25          1.77(c)      0.26        3.28(d)(e)     (1.52)      1.76(b)(e)
Aston/MB Enhanced Equity Income       0.70          0.25          1.07(c)        --        2.02           (0.92)      1.10(b)
Aston/Fortis Real Estate(a)           1.00          0.25          0.32           --        1.57           (0.20)      1.37(b)
Aston/Montag & Caldwell
  Balanced(a)                         0.75          0.25          0.74         0.01        1.75(d)(e)        --       1.75(e)(h)
Aston Balanced                        0.70          0.25          0.54         0.01        1.50(d)(e)        --       1.50(e)(f)(h)
Aston/TCH Fixed Income(a)             0.55          0.25          0.26         0.02        1.08(d)(e)     (0.32)      0.76(b)(e)
Aston/Fortis Investor Money
  Market                              0.40           N/A          0.44(j)      0.01        0.85(d)(e)        --       0.85(e)(i)

(a)The Fund offers multiple classes of shares. Expenses and performance may vary between classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus.
Other classes of shares are offered in separate prospectuses.

(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2010 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the commencement of operations of the Aston/Optimum Large Cap Opportunity
Fund, Aston/River Road Small-Mid Cap Fund, Aston/Neptune International Fund,
Aston/Fortis Global Real Estate Fund, Aston/Montag & Caldwell Mid Cap Growth
Fund, Aston/Cardinal Mid Cap Value Fund, Aston/Smart Portfolios Fund, Aston/MB
Enhanced Equity Income Fund and Aston/New Century Absolute Return ETF Fund,
Aston is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.

(c)Other expenses have been restated to reflect the effect of offering costs in the current year's expense ratio.

                                       34

(d)Total expenses are the sum of a Fund's direct annual operating expenses and the Fund's indirect fees and expenses from investments in other investment companies (acquired fund fees and expenses).

(e)The expense ratio may not equal a Fund's ratio of expenses to average net assets before reimbursement and/or waiver of expenses by the Adviser in the
"Financial Highlights" Section, which reflects the operating expenses of the
Funds including interest expenses and does not include fees and expenses from investments in other investment companies (acquired fund fees and expenses).

(f)The expense ratios do not include interest expenses incurred by the Fund from utilizing a line of credit. If interest expenses were included, the net expense ratio would be as follows for the following Funds: Aston Growth, 1.15%;
Aston/Optimum Large Cap Opportunity, 1.25%; Aston/Smart Portfolios, 1.52%; and
Aston Balanced, 1.52%.

(g)The subadviser has agreed that for the period from the Fund's commencement of operations through, and including, December 31, 2008, and for each subsequent full calendar year of operations thereafter, if in any such period the Fund had a total return (before taxes) of less than zero, then the subadviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the adviser has agreed to reduce its advisory fee to 0.15%. For the period ended December 31, 2008, the Fund's total return was less than zero, therefore the adviser will reduce its advisory fee to 0.15% for the 2009 calendar year, and the subadviser will reduce its fees to zero.

(h)The Adviser has voluntarily waived management fees and/or reimbursed expenses for the following Funds:

                                                 VOLUNTARY
                                                  EXPENSE
                               EFFECTIVE DATE   LIMITATION
                               --------------   ----------
Aston/Montag & Caldwell
  Balanced                       11/01/2006        1.35%
Aston Balanced                   12/19/2008        1.50%
Aston Value                       3/01/2009        1.07%

These voluntary waivers do not include fees and expenses from investment in other investment companies (acquired funds fees and expenses) or interest expense. The Adviser may terminate such voluntary waivers/reimbursements at any time.

(i)From time to time, FIM may limit expenses to the extent it deems appropriate to enhance the yield of the Fund during periods when fixed expenses have a significant impact on the yield of the Fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by FIM at any time without notice.

(j)Other expenses include amounts incurred by the Fund in connection with the
Fund's participation in the U.S. Department of Treasury Temporary Guarantee
Program (the "Program"). For this fiscal year, actual expenses may be higher due to asset changes and/or the extension of the Program. The Program terminates on
April 30, 2009 but may be extended by the Treasury Department to September 18,
2009. If the Treasury Department extends the Program, the Board of Trustees will consider whether to participate.

                                       35

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was
5% and that operating expenses remained the same and expenses were capped for one year in each period, if applicable, as noted above. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
Aston/Montag & Caldwell Growth                     $110        $  343       $  595       $1,317
Aston/Veredus Select Growth                         134           427          741        1,632
Aston Growth                                        116           362          628        1,386
Aston/Optimum Large Cap Opportunity                 125           528          956        2,148
Aston Value                                         120           375          649        1,432
Aston/TAMRO All Cap                                 122           525          953        2,146
Aston/River Road Dividend All Cap Value             138           441          766        1,687
Aston/Optimum Mid Cap                               118           368          638        1,409
Aston/Montag & Caldwell Mid Cap Growth              144         1,045        1,958        4,296
Aston/Cardinal Mid Cap Value                        144         1,707        3,186        6,539
Aston/River Road Small-Mid Cap                      155           487          842        1,843
Aston/Veredus Aggressive Growth                     153           487          844        1,851
Aston/TAMRO Small Cap                               136           425          734        1,613
Aston/River Road Small Cap Value                    150           465          803        1,757
Aston/Neptune International                         132           732        1,358        3,046
Aston/Fortis Global Real Estate                     154           597        1,066        2,365
Aston/Smart Portfolios                              154           948        1,761        3,882
Aston/New Century Absolute Return ETF               179           868        1,581        3,473
Aston/MB Enhanced Equity Income                     112           545        1,003        2,274
Aston/Fortis Real Estate                            139           476          836        1,850
Aston/Montag & Caldwell Balanced                    178           551          949        2,062
Aston Balanced                                      153           474          818        1,791
Aston/TCH Fixed Income                               78           312          564        1,288
Aston/Fortis Investor Money Market                   87           271          471        1,049

                                       36

Additional Information Regarding Investment Strategies

The investment policies of Aston/River Road Dividend All Cap Value Fund,
Aston/Optimum Large Cap Opportunity Fund, Aston/Optimum Mid Cap Fund,
Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value Fund,
Aston/River Road Small-Mid Cap Fund, Aston/River Road Small Cap Value Fund,
Aston/TAMRO Small Cap Fund, Aston/Fortis Real Estate Fund, Aston/Neptune
International Fund, Aston/Fortis Global Real Estate Fund, Aston/Smart Portfolios
Fund, Aston/New Century Absolute Return ETF Fund, Aston/MB Enhanced Equity
Income Fund and Aston/TCH Fixed Income Fund relating to the type of securities in which 80% of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days notice of such changes.

In addition to the principal investment strategies described in the Fund
Summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

DEPOSITARY RECEIPTS OF FOREIGN SECURITIES

A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded on U.S. exchanges and are U.S. dollar-denominated, EDRs, which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and
GDRs, which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

ASSET-BACKED SECURITIES

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-
backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES

Below investments grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-
grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by an adviser or a subadviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."

CMOS

CMOs are fixed income securities secured by mortgage loans and other mortgage-
backed securities. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.
Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

                                       37

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY

There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES

The Funds may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The portfolio manager(s) will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund's existing assets. The portfolio manager(s) will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

ETFS

A Fund may invest in ETFs, which are shares of other investment companies. An
ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the
Funds' fees and expenses. A Fund may not purchase more than 3% of an ETF's outstanding shares unless the ETF and/or the Fund has received an order for an exemptive relief from such limitations from the Securities and Exchange
Commission ("SEC") and the  ETF and the Fund take appropriate steps to comply with any conditions in such order.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

                                       38

FOREIGN SECURITIES

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-
backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including
ETFs, open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest.
Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

PTPS

A Fund may invest in equity securities of PTPs that are taxed as partnerships for federal income tax purposes. These include master limited partnerships and certain other partnerships that meet conditions contained in the Internal
Revenue Code of 1986, as amended (the "Code"). In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S.
securities exchange.

REITS

REITs are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a
Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

ROYALTY INCOME TRUSTS

Royalty income trusts can be organized in a variety of ways in the U.S., Canada and other countries. Beneficial units in royalty and income trusts generally represent a profits interest in the production of oil or other minerals.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in
Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule
144A securities generally are not subject to an increase in illiquidity.

                                       39

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government.
Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments.
Some securities are backed by the issuer's right to borrow from the U.S.
Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

                                       40

                                                                                         Commercial
                                                                                            Paper
                                                              Below                          and
                             Depositary                    Investment                    Securities
                              Receipts        Asset-          Grade                          of
                                 of          Mortage         (High                         Other        Convert-       Corporate
                               Foreign        Backed         Yield)                      Investment        ible           Debt
FUND                         Securities     Securities     Securities        Cmo's        Companies     Securities     Securities
Aston/Montag & Caldwell
  Growth                          X                                                           X             XP              X
Aston/Veredus Select
  Growth                          X                                                           X              X
Aston Growth                      X                                                           X             XP              X
Aston/Optimum Large Cap
  Opportunity                     X                                                           X              X
Aston Value                       X                                                           X              X
Aston/TAMRO All Cap               X                             X                             X              X
Aston/River Road
  Dividend All Cap Value          X                                                           X             XP
Aston/Optimum Mid Cap             X                                                           X             XP              X
Aston/Montag & Caldwell
  Mid Cap Growth                  X                                                           X              X
Aston/Cardinal Mid Cap
  Value                           X                                                           X              X
Aston/River Road Small-
  Mid Cap                         X                                                           X              X
Aston/Veredus Aggressive
  Growth                          X                                                           X              X
Aston/TAMRO Small Cap             X                             X                             X              X
Aston/River Road Small
  Cap Value                       X                                                           X              X
Aston/Neptune
  International                   X                                                           X              X
Aston/Fortis Global Real
  Estate                          X                                                           X
Aston/Smart Portfolios                                                                        X
Aston/New Century
  Absolute Return ETF                                                                         X
Aston/MB Enhanced Equity
  Income                                                                                      X
Aston/Fortis Real Estate          X                                                           X
Aston/Montag & Caldwell
  Balanced                        X             XP                             X              X             XP             XP
Aston Balanced                    X             XP              X              X              X             XP             XP
Aston/TCH Fixed Income
  Fund                                          XP              X              X              X              X             XP
Aston/Fortis Investor
  Money Market                                                                               XP                             X

                                                             Deriva-
                                                              tives
                                                             (E.G.,
                                                            Options,                            ETFS as a
                                                            Forwards,                           Principal       Fixed
                                             Defensive      Futures,           Equity           investment       Income
FUND                         Debentures      Strategy        Swaps)          Securities          Strategy      Securities
Aston/Montag & Caldwell
  Growth                          X              X              X                XP                               X
Aston/Veredus Select
  Growth                          X              X              X                XP
Aston Growth                      X              X              X                XP                               X
Aston/Optimum Large Cap
  Opportunity                                    X              X                XP
Aston Value                                      X              X                XP
Aston/TAMRO All Cap                              X              X                XP
Aston/River Road
  Dividend All Cap Value                         X              X                XP                               X
Aston/Optimum Mid Cap             X              X              X                XP                               X
Aston/Montag & Caldwell
  Mid Cap Growth                                 X              X                XP
Aston/Cardinal Mid Cap
  Value                                          X              X                XP
Aston/River Road Small-
  Mid Cap                                        X              X                XP
Aston/Veredus Aggressive
  Growth                          X              X              X                XP
Aston/TAMRO Small Cap                            X                               XP
Aston/River Road Small
  Cap Value                                      X              X                XP
Aston/Neptune
  International                                  X              X                XP
Aston/Fortis Global Real
  Estate                                         X              X                XP
Aston/Smart Portfolios                           X                                                XP
Aston/New Century
  Absolute Return ETF                            X              X                                 XP
Aston/MB Enhanced Equity
  Income                                         X             XP                XP
Aston/Fortis Real Estate                         X              X                XP
Aston/Montag & Caldwell
  Balanced                        X              X              X                XP                              XP
Aston Balanced                   XP              X              X                XP                              XP
Aston/TCH Fixed Income
  Fund                           XP              X              X                                                XP
Aston/Fortis Investor
  Money Market                                   X              X                                                XP

                                                                                                             Royalty
                                                                                                               and           Rule
                               Foreign        Preferred                                     Repurchase       Income          144A
FUND                         Securities         Stocks           PTPs           REIT        Agreements       Trusts       Securities
Aston/Montag & Caldwell
  Growth                          X               X                                              X                             X
Aston/Veredus Select
  Growth                          X               X                                              X                             X
Aston Growth                      X               X                                              X                             X
Aston/Optimum Large Cap
  Opportunity                     X                                X              X              X                             X
Aston Value                       X               X                               X              X                             X
Aston/TAMRO All Cap               X               X                               X              X                             X
Aston/River Road
  Dividend All Cap Value          X               X                X             XP              X              X              X
Aston/Optimum Mid Cap             X               XP                                             X                             X
Aston/Montag & Caldwell
  Mid Cap Growth                  X               X                               X              X                             X
Aston/Cardinal Mid Cap
  Value                                           X                X                             X                             X
Aston/River Road Small-
  Mid Cap                         X               X                               X              X                             X
Aston/Veredus Aggressive
  Growth                          X               X                                              X                             X
Aston/TAMRO Small Cap             X               X                               X              X                             X
Aston/River Road Small
  Cap Value                       X               X                               X              X                             X
Aston/Neptune
  International                  XP               X                                              X                             X
Aston/Fortis Global Real
  Estate                         XP               X                X             XP              X              X              X
Aston/Smart Portfolios                            X                                              X
Aston/New Century
  Absolute Return ETF                                                                            X                             X
Aston/MB Enhanced Equity
  Income                                          X                                              X
Aston/Fortis Real Estate         XP               X                              XP              X                             X
Aston/Montag & Caldwell
  Balanced                        X               X                                              X                             X
Aston Balanced                    X               X                                              X                             X
Aston/TCH Fixed Income
  Fund                            X                                                              X                             X
Aston/Fortis Investor
  Money Market                    X                                                             XP                            XP

                                U.S.
                             Government
FUND                         Securities
Aston/Montag & Caldwell
  Growth                          X
Aston/Veredus Select
  Growth                          X
Aston Growth                      X
Aston/Optimum Large Cap
  Opportunity                     X
Aston Value                       X
Aston/TAMRO All Cap               X
Aston/River Road
  Dividend All Cap Value          X
Aston/Optimum Mid Cap             X
Aston/Montag & Caldwell
  Mid Cap Growth                  X
Aston/Cardinal Mid Cap
  Value                           X
Aston/River Road Small-
  Mid Cap                         X
Aston/Veredus Aggressive
  Growth                          X
Aston/TAMRO Small Cap             X
Aston/River Road Small
  Cap Value                       X
Aston/Neptune
  International                   X
Aston/Fortis Global Real
  Estate                          X
Aston/Smart Portfolios            X
Aston/New Century
  Absolute Return ETF             X
Aston/MB Enhanced Equity
  Income                          X
Aston/Fortis Real Estate          X
Aston/Montag & Caldwell
  Balanced                       XP
Aston Balanced                   XP
Aston/TCH Fixed Income
  Fund                           XP
Aston/Fortis Investor
  Money Market                   XP

X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at
www.astonfunds.com.

                                       41

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs represent ownership of securities in foreign stock and are issued by U.S. banks and trust companies. ADRs are denominated in U.S. dollars and are traded on a U.S. exchange.

BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits
(checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CALL OPTION. An agreement that gives an investor the right (but not the obligation) to buy a stock, bond, commodity, or other instrument at a specified price within a specific time period.

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX. A market-capitalization weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-
backed and investment-grade issues (BBB- or Baa3) with a maturity of one year or longer.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities.

CONVEXITY. Convexity is a measure of how the duration of a bond changes as interest rates change. The greater the convexity of a bond, the greater the exposure of interest rate risk to the portfolio.

CORPORATE BONDS. Fixed income securities issued by corporations.

CORRELATION. A statistical measure of how two securities move in relation to each other.

COVERED CALL. An options strategy whereby an investor holds a long position in an asset and writes (sells) call options on the same asset in an attempt to generate increased income from the asset.

DERIVATIVE. A security whose price is dependent upon or derived from one or more underlying assets. The derivative itself is merely a contract between two or more parties.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds)
that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EAFE COUNTRIES. Countries located in Europe, Australasia and the Far East.

EUROPEAN DEPOSITARY RECEIPTS (EDRS). EDRs represent ownership of securities in foreign stock and are issued by a foreign bank. EDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, EDRs are designed for use in the foreign securities markets.

EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern
Europe, Eastern Europe and Africa.

EXCHANGE-TRADED FUND (ETF). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GLOBAL DEPOSITARY RECEIPTS (GDRS). GDRs represent ownership of securities in foreign stock and are issued by a foreign bank. GDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

GLOBAL PROPERTY RESEARCH (GPR) 250 NET INDEX. An Index containing approximately
250 of the most liquid property companies in the world as measured by the highest twelve-month trading volume in U.S. dollars.

GROWTH AT A REASONABLE PRICE (GARP). GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earning growth rate.

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

                                       42

IMONEYNET FIRST TIER RETAIL AVERAGE. An average consisting of non-government funds that hold commercial paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together.
Examples include current income, total return, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

LIMITED PARTNERSHIPS. A business organization with one or more general partners who manage the business and are personally liable for the partnership's debts, and one or more limited partners who are liable only to the extent of their investment in the partnership.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI AWCI, EX U.S. INDEX. The Morgan Stanley Capital International Index All
Country World Index excluding U.S. Index is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global and emerging markets excluding the U.S.

MSCI EAFE AND EMERGING MARKETS INDEX. The Morgan Stanley Capital International
("MSCI") Europe, Australasia and Far East ("EAFE") and Emerging Markets Index,
is designed to measure market performance in the global developed and emerging markets excluding the U.S. and Canada.

MSCI US REIT INDEX. An unmanaged index that tracks the returns of REITs.

MSCI WORLD EX-US INDEX. A free float-adjusted market capitalization index that is designed to measure global developed market equity performance excluding the
U.S.

MSCI WORLD INDEX. A free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

MULTI-CAP STRATEGY A multi-cap strategy invests in the equity securities of issuers of any market capitalization, and generally will hold securities of issuers representing a range of sizes.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

PUBLICLY TRADED PARTNERSHIPS (PTPS). PTPs are limited partnerships that also have interests traded in the equity securities market.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those
Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX. An unmanaged index comprised of securities in the
Russell 1000 Index. Companies in this index tend to exhibit lower price-to-book ratios and lower cost-to-growth values.

RUSSELL 2000 INDEX. An unmanaged index that contains the 2,000 smallest common stocks in the Russell 3000 Index (which contains the 3,000 largest stocks in the
U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. An unmanaged index comprised of securities in the
Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios.

RUSSELL 2000 VALUE INDEX. An unmanaged index comprised of securities in the
Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 VALUE INDEX. An unmanaged index comprised of the 2500 smallest companies (measured by market capitalization) in the Russell 3000 Index. The
Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth.

                                       43

RUSSELL 3000 INDEX. The Russell 3000 Index offers investors access to the broad
U.S. equity universe representing approximately 98% of the U.S. market. The
Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

RUSSELL 3000 VALUE INDEX. An index that measures the performance of those
Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP GROWTH INDEX. An unmanaged index comprised of securities in the
Russell Midcap Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

RUSSELL MIDCAP VALUE INDEX. The Russell Midcap Index offers investors access to the mid-cap value segment of the U.S. equity universe. It is an unmanaged index comprised of securities in the Russell Midcap Index constructed to provide a comprehensive and unbiased barometer for the mid-cap value segment.

SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P MIDCAP 400 INDEX. An unmanaged market value weighted index that consists of
400 domestic stocks chosen for market size, liquidity and industry group representation.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value.
Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers.
If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See
"Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)

VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

VARIABLE RATE SECURITIES. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

YANKEE BONDS. Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

YIELD. A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

ZERO-COUPON BONDS. Debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

                                       44

Management of the Funds

THE INVESTMENT ADVISERS

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, IL
60602, is the investment adviser to the Funds with the exception of Aston/Fortis
Investor Money Market Fund. Aston, a majority owned subsidiary of Highbury
Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI. Aston was formed in April 2006 and as of December 31,
2008, Aston had approximately $3.4 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-
related services to the Aston Funds. Aston manages each Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers.

Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Funds between and among any subadvisers so selected pursuant to a "manager of managers" structure.
Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

FORTIS INVESTMENT MANAGEMENT USA, INC.

Prior to August 1, 2008, ABN AMRO served as the investment adviser to
Aston/Fortis Investor Money Market Fund. On August 1, 2008, ABN AMRO merged into
Fortis Investment Management USA, Inc. ("FIM") and FIM became the investment adviser to Aston/Fortis Investor Money Market Fund. FIM is a wholly-owned indirect subsidiary of Fortis Bank SA/NV ("Fortis Bank"). Since October 2008,
the Belgian government has owned substantially all of the outstanding capital and voting rights of Fortis Bank pending a sale to a private buyer. Fortis Bank and its affiliates subsequently announced a transaction in which BNP Paribas SA would acquire approximately 75% of the outstanding capital and voting rights of
Fortis Bank. The BNP Paribas transaction is subject to legal challenges and numerous closing conditions, and remains pending as of the date of this prospectus. FIM is located at 75 State Street, Boston, Massachusetts 02109. As of December 31, 2008, FIM had approximately $21.8 billion of assets under management consisting of primarily institutional accounts, including insurance, pension and profit-sharing trusts.

GENERAL

As the investment adviser to the Funds, each investment adviser is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser(s) of each Fund. The table, later in this
"Management of the Funds" Section, shows the management fees paid by each Fund to its adviser for the most recent fiscal year. The investment advisory agreement with each adviser may be terminated at any time by the Fund or the adviser upon 60 days written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the basis for the Board of Trustees approval of the
Funds' investment advisory agreements and subadvisory agreements (as applicable)
will be included in the Funds' next annual or semiannual report to shareholders following such approval.

THE SUBADVISERS

The accompanying information highlights each Fund's subadviser and its portfolio manager(s). Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers'
ownership of securities in the Funds is available in the SAI.

ASTON/MONTAG & CALDWELL GROWTH FUND
ASTON/MONTAG & CALDWELL BALANCED FUND
ASTON/MONTAG & CALDWELL MIDCAP GROWTH FUND
ASTON BALANCED FUND (EQUITY PORTION)
ASTON GROWTH FUND

Montag & Caldwell, Inc. ("Montag & Caldwell"), 3455 Peachtree Road NE Suite
1200, Atlanta, Georgia 30326, was founded in 1945. Montag & Caldwell is a wholly-owned direct subsidiary of Fortis Bank. As of December 31, 2008, Montag &
Caldwell managed approximately $10.4 billion in assets in institutional accounts and mutual funds.

ASTON/FORTIS REAL ESTATE FUND
ASTON/FORTIS GLOBAL REAL ESTATE FUND

FIM serves as subadviser to the above Funds and is a wholly-owned indirect subsidiary of Fortis Bank.

In rendering investment advisory services to the Aston/Fortis Global Real Estate
Fund, FIM may use the resources of affiliates located outside of the U.S. in reliance on the terms of a no-action letter granted to ABN AMRO by the SEC in
1997 governing the use of "Participating Affiliates." Non-U.S. affiliates and their associated persons who provide services to U.S. clients are subject to the supervision of FIM and other conditions of the no-action letter.

                                       45

ASTON/VEREDUS SELECT GROWTH FUND
ASTON/VEREDUS AGGRESSIVE GROWTH FUND

Veredus Asset Management LLC ("Veredus"), 6060 Dutchmans Lane, Louisville,
Kentucky 40205, was founded in 1998. As of December 2008, B. Anthony Weber is the majority shareholder of the firm. As of December 31, 2008, Veredus managed approximately $450 million in assets.

ASTON/TAMRO ALL CAP FUND
ASTON/TAMRO SMALL CAP FUND

TAMRO Capital Partners, LLC ("TAMRO") is located at 1660 Duke Street,
Alexandria, Virginia 22314, and was founded in 2000. TAMRO is majority-owned by the principals of the firm. As of December 31, 2008, TAMRO managed approximately
$670.5 million in assets.

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
ASTON/RIVER ROAD SMALL CAP VALUE FUND
ASTON/RIVER ROAD SMALL-MID CAP FUND

River Road Asset Management, LLC ("River Road"), Meidinger Tower, Suite 1600,
462 South Fourth Street, Louisville, Kentucky 40202, was founded in 2005. River
Road is a wholly-owned subsidiary of River Road Partners, LLC ("RRP"), which is majority-owned by employees of River Road. As of December 31, 2008, River Road managed approximately $2.6 billion in assets.

ASTON/NEPTUNE INTERNATIONAL FUND

Neptune Investment Management Limited ("Neptune"), 1 Lyric Square, Hammersmith
Grove, London W6 ONB, was founded in May 2002. Robin Geffen is the majority shareholder of the firm. As of December 31, 2008, Neptune managed approximately
$3.9 billion in assets under management. Except for the Fund, Neptune had not previously managed U.S. mutual funds.

ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

New Century Capital Management, LLC ("New Century"), 36 South Washington Street,
Hinsdale, Illinois 60521, was founded in 2005 and is wholly owned and controlled by Jim R. Porter. As of December 31, 2008, New Century managed approximately
$84.5 million in assets for separated and institutional accounts. Except for the
Aston/New Century Absolute Return ETF Fund, New Century has not previously managed mutual funds accounts.

New Century has agreed that for any full calendar year of operations, if in any such period the Aston/New Century Absolute Return ETF Fund had a total return
(before taxes) of less than zero, then New Century will waive its fee in its entirety for the next succeeding calendar year.  For any period when this waiver is in effect, Aston has agreed to reduce its advisory fee to 0.15%.

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND
ASTON/OPTIMUM MID CAP FUND

Optimum Investment Advisors, LLC ("Optimum") is located at 100 South Wacker
Drive, Suite 2100, Chicago, Illinois 60606. Optimum is majority-owned by Optimum
Investment Group, LLC. As of December 31, 2008, Optimum managed more than $1.2 billion in assets for investment companies, institutional and high net-worth clients.

ASTON VALUE FUND

MFS Institutional Advisors Inc. ("MFSI"), 500 Boylston Street, Boston,
Massachusetts 02116, is a wholly-owned subsidiary of Massachusetts Financial
Services Company ("MFS"). MFS, a Delaware corporation, is a subsidiary of Sun
Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $128 billion as of December 31, 2008.

ASTON/SMART PORTFOLIOS FUND

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington
98155, was formed in April, 2002 as Asset Labs, LLC. The firm was registered as an investment adviser in 2004 as Star Investment Advisors, LLC and changed its name to Smart Portfolios LLC in 2005. The firm is wholly owned by Shield
Holdings, LLC. Shield Holdings, LLC is owned by Bryce James. As of December 31,
2008, Smart Portfolios had approximately $78 million is assets under management.
Except for Aston/Smart Portfolios Fund, Smart has not previously managed mutual fund accounts.

ASTON/MB ENHANCED EQUITY INCOME FUND

MB Investment Partners, Inc. ("MB Investment Partners"), 825 Third Avenue, New
York, New York 10022 was founded in 1983 and is primarily owned by MB Investment
Partners & Associates, LLC. As of December 31, 2008, MB Investment Partner
managed approximately $270.3 million is assets in institutional accounts. Except for Aston/MB Enhanced Equity Income Fund, MB has not previously managed mutual fund accounts, however, a portfolio manager, Ronald Altman, has managed a mutual fund account at a previous firm.

ASTON/CARDINAL MID CAP VALUE FUND

Cardinal Capital Management, L.L.C. ("Cardinal"), One Greenwich Office Park,
Greenwich, Connecticut 06831, is wholly owned by senior investment professionals and controlled by Amy K. Minella. As of December 31, 2008, Cardinal managed approximately $892 million in assets.

                                       46

ASTON BALANCED FUND (FIXED INCOME PORTION)
ASTON/TCH FIXED INCOME FUND

Taplin, Canida & Habacht LLC ("Taplin"), 1001 Brickell Bay Drive, Suite 2100
Miami, Florida 33131, was founded in 1985 and as of December 31, 2008 had approximately $7.3 billion in assets under management. As of November 2008,
Taplin is a majority-owned subsidiary of Marshall & Ilsley Corporation. Taplin provides investment management services to investment companies, high net worth individuals and institutional accounts.

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/MONTAG & CALDWELL GROWTH FUND
ASTON/MONTAG & CALDWELL BALANCED FUND
        Ronald E. Canakaris, CFA, CIC  Portfolio Manager since the Funds' inceptions in 1994; Chairman, President and Chief
                                       Investment Officer of Montag & Caldwell. He has
                                       been with the firm since 1972 and is
                                       responsible for developing the firm's
                                       investment process. He has a BS and BA from the
                                       University of Florida.
--------------------------------------------------------------------------------------
ASTON/MONTAG & CALDWELL MID CAP
GROWTH FUND
               M. Scott Thompson, CFA  Co-Portfolio Manager since the Fund's inception, Vice President and Security Analyst.
                                       Mr. Thompson joined Montag & Caldwell in 1992
                                       upon graduating from the University of the
                                       South with a BA in Economics. He has an MBA
                                       from Emory University. His professional
                                       affiliations include the CFA Institute and the
                                       CFA Society of Atlanta, current Trustee.

                  Andrew W. Jung, CFA  Co-Portfolio Manager since the Fund's inception, Vice President and Security Analyst.
                                       Mr. Jung joined Montag & Caldwell in 2001 as a
                                       research analyst. Prior to joining Montag &
                                       Caldwell, he was an analyst at Strong Capital
                                       Management, following the financial services
                                       sector for several large cap growth funds, and
                                       at the Robinson-Humphrey Company in Atlanta,
                                       where he followed banks and thrifts. He has a
                                       BA from Marquette University and an MBA from
                                       Emory University. His professional affiliations
                                       include the CFA Institute and the CFA Society
                                       of Atlanta.
--------------------------------------------------------------------------------------
ASTON GROWTH FUND
ASTON BALANCED FUND (EQUITY PORTION)
        Ronald E. Canakaris, CFA, CIC  Portfolio Manager of the Funds since January
                                       2008. Please see above.
--------------------------------------------------------------------------------------

                                       47

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/FORTIS REAL ESTATE FUND
                       Joseph Pavnica  Co-Portfolio Manager since October 2005. Mr.
                                       Pavnica joined the property team of FIM and its
                                       predecessors in March 2001 and was employed by
                                       a predecessor firm from 1997-2001. During his
                                       tenure, Mr. Pavnica has been responsible for
                                       analyzing and providing investment
                                       recommendations for various property sectors
                                       including: retail, multi-family, hotels,
                                       industrial, and self-storage. Mr. Pavnica
                                       received his BS in Accounting from St. Joseph's
                                       College and his MBA from Indiana University
                                       Northwest.

                        James Hardman  Co-Portfolio Manager since January 2009. Mr.
                                       Hardman joined FIM and its predecessors and/or
                                       affiliates in April 2005 as an investment
                                       analyst. During his tenure, Mr. Hardman has
                                       been responsible for analyzing and providing
                                       recommendations for the diversified,
                                       healthcare, industrial, lodging, office, self
                                       storage, and net lease sectors. From May 2000
                                       to April 2005, Mr. Hardman worked as an
                                       investment and strategy analyst for Security
                                       Capital Research & Management. While there Mr.
                                       Hardman conducted detailed valuation analysis,
                                       performed fundamental research, and designed
                                       and implemented portfolio management tools. Mr.
                                       Hardman was a real estate consultant for Ernst
                                       & Young Real Estate Advisory Group from May
                                       1998 to April 2000, where he developed
                                       strategic solutions for various real estate
                                       firms. Mr. Hardman has a BS degree in
                                       Accounting and Finance from Indiana University.
--------------------------------------------------------------------------------------
ASTON/FORTIS GLOBAL REAL ESTATE FUND
                       Joseph Pavnica  Co-Portfolio Manager since the Fund's
                                       inception. Please see above.

                     Menno Sloterdijk  Co-Portfolio Manager since the Fund's
                                       inception. Mr. Sloterdijk joined FIM in March
                                       2001 and is currently the Head of European
                                       Property. Mr. Sloterdijk holds a Master's
                                       degree in Social Geography from the University
                                       of Groningen.

                        Matthew Hoult  Co-Portfolio Manager since the Fund's
                                       inception. Mr. Hoult joined FIM in March 2004
                                       as an Australian Equity Analyst. Prior to this
                                       experience, he worked for Jenkins Investment
                                       Management for three years as a senior analyst
                                       covering the LPT, infrastructure and utility,
                                       telecommunications, and technology stocks. Mr.
                                       Hoult held various contract positions during
                                       the period between his role at Jenkins and FIM.
                                       Mr. Hoult has a Bachelor of Business from the
                                       University of Technology -- Sydney and has
                                       completed the Securities Institute of Australia
                                       Graduate Diploma in Applied Finance and
                                       Investment.
--------------------------------------------------------------------------------------
ASTON/FORTIS INVESTOR MONEY MARKET
FUND
                William Anderson, CFA  Portfolio Manager of the Fund since April 2005 and has been with FIM or its predecessors since
                                       June 2004. Previously, Mr. Anderson served as
                                       Vice President of Global Short Term Investments
                                       at Aon Advisors, where he managed and directed
                                       money market and short-term fiduciary fund
                                       investments. Prior to that, he was Director of
                                       Investment Research at Aon Capital Markets. Mr.
                                       Anderson earned his BA from Dartmouth College
                                       and his Master of Management in Finance,
                                       Accounting and Strategy from Northwestern
                                       University.
--------------------------------------------------------------------------------------

                                       48

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/VEREDUS AGGRESSIVE GROWTH FUND
                     B. Anthony Weber  Portfolio Manager since the Fund's inception in
                                       1998; President and Chief Investment Officer of
                                       Veredus. He is responsible for the day-to-day
                                       management of the Fund. Mr. Weber was President
                                       and Senior Portfolio Manager of SMC Capital,
                                       Inc. from 1993-1998. He has over 25 years of
                                       investment management experience. He received a
                                       BA from Centre College of Kentucky.

          Charles F. Mercer, Jr., CFA  Portfolio Manager of the Fund since January
                                       2009; Mr. Mercer is Executive Vice President
                                       and founding partner of Veredus. Mr. Mercer was
                                       the Director of Research from 1998 to 2003.
                                       Prior experience includes research analyst at
                                       SMC Capital, Inc. and a trader at Suntrust Bank
                                       from 1996 to 1998. Mr. Mercer has a BA from
                                       Vanderbilt University.

              Michael E. Johnson, CFA  Portfolio Manager of the Fund and Vice
                                       President of Veredus since January 2009. Mr.
                                       Johnson joined Veredus in March of 2000 as a
                                       research analyst. From August 2003 through
                                       December 2008, he was the Director of Research.
                                       Previously he was a portfolio manager at Stock
                                       Yards Bank and Trust from 1997 to 2000.
                                       Additionally, Mr. Johnson has prior experience
                                       at Charles Schwab. He received a BS in Finance
                                       from Ball State University.
--------------------------------------------------------------------------------------
ASTON/VEREDUS SELECT GROWTH FUND
                     B. Anthony Weber  Portfolio Manager of the Fund since September
                                       21, 2002. Please see above.

          Charles F. Mercer, Jr., CFA  Portfolio Manager of the Fund since the Fund's inception in December 2001. Please see above.

              Michael E. Johnson, CFA  Portfolio Manager of the Fund since January
                                       2009. Please see above.
--------------------------------------------------------------------------------------
ASTON/TAMRO ALL CAP FUND
ASTON/TAMRO SMALL CAP FUND
                 Philip D. Tasho, CFA  Portfolio Manager since the Funds' inception in
                                       November 2000; Chief Executive Officer and
                                       Chief Investment Officer of TAMRO. He is
                                       responsible for the day-to-day management of
                                       the Funds. Most recently, Mr. Tasho served as
                                       Chief Executive Officer and Chief Investment
                                       Officer of Riggs Investment Management Corp.
                                       (RIMCO), from 1995 to 2000. He began his
                                       investment management career in 1980. He
                                       received his MBA from George Washington
                                       University.
--------------------------------------------------------------------------------------

                                       49

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/RIVER ROAD DIVIDEND ALL CAP
VALUE FUND
              James C. Shircliff, CFA  Portfolio Manager since the Fund's inception and CEO and Chief Investment Officer of River
                                       Road. Mr. Shircliff was formerly employed as
                                       Portfolio Manager and Director of Research for
                                       Commonwealth SMC (SMC Capital, Inc.) from 1998-
                                       2005. Additionally, Mr. Shircliff has served as
                                       Special Situations Analyst and Fund Manager for
                                       Oppenheimer Management and Partner and Director
                                       of Research for Southeastern Asset Management.
                                       Mr. Shircliff has more than 30 years of
                                       investment management experience. He received
                                       his BS from the University of Louisville and
                                       holds the Chartered Financial Analyst
                                       designation.

           Henry W. Sanders, III, CFA  Portfolio Manager since the Fund's inception and Executive Vice President of River Road. Mr.
                                       Sanders was formerly employed as Senior Vice
                                       President and Portfolio Manager for
                                       Commonwealth SMC from 2002-2005. Additionally,
                                       Mr. Sanders has served as President for Bridges
                                       Capital Management and Vice President for
                                       PRIMCO Capital Management. He received his BS
                                       from Bellarmine University, his MBA from Boston
                                       College and holds the Chartered Financial
                                       Analyst designation.

                Thomas S. Forsha, CFA  Portfolio Manager of the Fund since June 2007 and Vice President of River Road. Mr. Forsha
                                       was formerly employed by ABN AMRO from 1998-
                                       2005, where he served as Equity Analyst and
                                       Portfolio Manager and was responsible for
                                       management of the North America equity
                                       allocation of the firm's Global High Income
                                       Equity Fund. He received his BS in Finance from
                                       The Ohio State University's Fisher College of
                                       Business and his MBA from The University of
                                       Chicago's Graduate School of Business in 2006.
                                       Mr. Forsha is a member of the CFA Institute and
                                       the CFA Society of Louisville.
--------------------------------------------------------------------------------------
ASTON/RIVER ROAD SMALL CAP VALUE FUND
ASTON/RIVER ROAD SMALL-MID CAP FUND
              James C. Shircliff, CFA  Portfolio Manager since each Fund's inception.
                                       Please see above.

                       R. Andrew Beck  Portfolio Manager since each Fund's inception and President of River Road. Mr. Beck was
                                       formerly employed as Senior Vice President and
                                       Portfolio Manager for Commonwealth SMC (SMC
                                       Capital, Inc.) from 1999-2005. Mr. Beck
                                       received his BS from the University of
                                       Louisville and his MBA from Babson College.

           Henry W. Sanders, III, CFA  Portfolio Manager since each Fund's inception.
                                       Please see above.
--------------------------------------------------------------------------------------
ASTON/NEPTUNE INTERNATIONAL FUND
                         Robin Geffen  Portfolio Manager since the Fund's inception.
                                       Mr. Geffen has also served as Managing Director
                                       and Chief Investment Officer of Neptune since
                                       the firm's inception in May 2002. Prior to
                                       launching Neptune, Mr. Geffen was the CIO and
                                       most recently Global ClO-Pensions at Orbitex,
                                       managing a number of funds. Mr. Geffen, a
                                       graduate of Keble College, Oxford, began his
                                       investment career in 1979.
--------------------------------------------------------------------------------------
ASTON/NEW CENTURY ABSOLUTE RETURN ETF
FUND
                        Jim R. Porter  Portfolio Manager since the Fund's inception.
                                       Mr. Porter co-founded New Century in 2005 and
                                       serves as Chief Executive Officer. Mr. Porter
                                       also founded New Century Investment Research
                                       and Management, Inc. to which he returned in
                                       2004. From 1997 to 2004, Mr. Porter served as
                                       Chairman and Chief Executive Officer of PC
                                       Quote and Hyper Feed Technologies. In total, he
                                       has over 38 years of investment industry
                                       experience. He received a BS in Physics from
                                       the University of Arkansas with majors in both
                                       Math and Physics. He also received an MS in
                                       Astronomy from the University of Iowa.
--------------------------------------------------------------------------------------

                                       50

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/OPTIMUM LARGE CAP OPPORTUNITY
FUND
                       Andrew Goodwin  Co-Portfolio Manager since the Fund's
                                       inception. Chairman and Co-founder of Optimum.
                                       Prior to co-founding Optimum in 1989, Mr.
                                       Goodwin held positions at First Boston Corp.
                                       and Smith Barney. Mr. Goodwin graduated from
                                       Princeton University and received his MBA from
                                       Northwestern University's Kellogg School of
                                       Management.

               Keith Pinsoneault, CFA  Co-Portfolio Manager since the Fund's inception. Mr. Pinsoneault has been employed by
                                       Optimum since 1997 and currently serves as the
                                       firm's President. Prior to Mr. Pinsoneault's
                                       tenure with Optimum, he served in senior
                                       executive capacities at several Wall Street
                                       brokerage firms. Other experience includes:
                                       President of Sutro & Company and a Senior
                                       Portfolio Manager at Harris, Bretall, Sullivan
                                       and Smith in San Francisco. Mr. Pinsoneault
                                       graduated from Marquette University and is an
                                       accredited Chartered Financial Analyst.
--------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP FUND
                    Thyra E. Zerhusen  Portfolio Manager of the Fund since May 1999.
                                       Ms. Zerhusen joined the investment team of
                                       Optimum in October 2003. From April 1999 to
                                       September 2003 she was on the investment team
                                       of Talon Asset Management and from 1993 to 1999
                                       she was Senior Vice President and Principal at
                                       the Burridge Group. She has a Diplom Ingenieur
                                       from the Swiss Federal Institute of Technology
                                       and an MA in Economics from the University of
                                       Illinois.

                      Marie L. Lorden  Co-Portfolio Manager of the Fund since March
                                       2009; Ms. Lorden joined Optimum in September of
                                       2003. Ms. Lorden is responsible for research
                                       and analysis of existing and potential
                                       holdings, as well as mutual fund, institutional
                                       relationship, and portfolio management.
                                       Previously, Ms. Lorden held positions
                                       specializing in equity product analysis with
                                       Zurich Insurance Group, Driehaus Capital
                                       Management, and The Burridge Group where she
                                       was responsible for equity maintenance research
                                       and institutional client relationships. Prior
                                       to joining Optimum, Ms. Lorden was a Project
                                       Manager at Radio Free Europe in Prague, Czech
                                       Republic. Ms. Lorden received her BS from
                                       Elmhurst College in 1982 and her MBA from the
                                       Keller Graduate School of Management in 1990.

                      Mary L. Pierson  Co-Portfolio Manager of the Fund since March
                                       2009; Ms. Pierson joined Optimum in May of
                                       2004. Ms. Pierson is responsible for research
                                       and analysis of existing and potential
                                       holdings, as well as mutual fund, institutional
                                       relationship, and portfolio management. Her
                                       prior experience includes fifteen years with
                                       Harris Bancorp and Harris Futures Corporation.
                                       While General Manager at Harris Futures
                                       Corporation, she was responsible for managing
                                       all aspects of the institution, which operated
                                       as a financial futures broker. In prior
                                       positions at Harris, Ms. Pierson conducted in-
                                       depth international economic research and
                                       analysis of foreign exchange exposure issues,
                                       along with currency trends and foreign
                                       political conditions related to investments.
                                       Ms. Pierson received her BA in Economics from
                                       DePauw University, her MA in Economics from
                                       Northwestern University and her MBA in Finance
                                       from The University of Chicago.
--------------------------------------------------------------------------------------

                                       51

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON VALUE FUND
                    Nevin P. Chitkara  Portfolio Manager of the Fund as of May 2006;
                                       Investment Officer of MFSI. Mr. Chitkara joined
                                       MFSI in 1997 as an equity research analyst. He
                                       holds an MBA from the MIT Sloan School of
                                       Management and a BS in Business Administration
                                       from Boston University.

                Steven R. Gorham, CFA  Portfolio Manager of the Fund since January
                                       2002; Investment Officer of the Subadviser. Mr.
                                       Gorham joined MFSI in 1989 and became an equity
                                       research analyst in 1992. From 1995 and 2000,
                                       he worked as an international analyst. He holds
                                       an MBA from Boston College and a BS from the
                                       University of New Hampshire.

                     Brooks A. Taylor  Portfolio Manager of the Fund since March 2008;
                                       Investment Officer of the Subadviser. Mr.
                                       Taylor joined MFSI in 1996 as an equity
                                       research analyst and was named portfolio
                                       manager in 2000. He holds an MBA from the
                                       University of Pennsylvania and a BA from Yale
                                       University.

                Jonathan W. Sage, CFA  Portfolio Manager of the Fund since March 2008;
                                       Investment Officer of the Subadviser. Mr. Sage
                                       joined MFSI in 2000 as a quantitative equity
                                       research analyst and was named portfolio
                                       manager in 2005. He holds a BA from Tufts
                                       University.
--------------------------------------------------------------------------------------
ASTON/SMART PORTFOLIOS FUND
                          Bryce James  Portfolio Manager since the Fund's inception.
                                       Mr. James co-founded Smart Portfolios LLC in
                                       2002 and serves as President and Chief
                                       Compliance Officer. Mr. James has over 24 years
                                       of investment experience and is the head of the
                                       Fund's investment committee. He received a BS
                                       in Accounting, Finance and Marketing from
                                       Central Washington University.

                           Shawn Bird  Portfolio Manager since the Fund's inception.
                                       Mr. Bird co-founded Smart Portfolios LLC and
                                       serves as Chief Technology Officer. Mr. Bird
                                       has over 15 years of advanced technology
                                       experience and oversees the Fund's asset
                                       allocation model. He received a BS in Physics
                                       from the University of Iowa, an MBA from Texas
                                       Tech University and a PhD in Business from
                                       Texas Tech University.

                       John Rosenthal  Portfolio Manager since the Fund's inception.
                                       Mr. Rosenthal joined Smart Portfolios in August
                                       2007 as Senior Portfolio Manager, From 2004 to
                                       2006, he was the Director of Risk Management
                                       for Boeing Capital Corporation and a Principal
                                       of Boeing Capital Securities, Inc. From 1999 to
                                       2004, he was Treasurer of Boeing Capital
                                       Corporation. Mr. Rosenthal provides day-to-day
                                       portfolio management of the Fund. He received a
                                       BS in Mathematics from Creighton University and
                                       an MBA from the University of Chicago.
--------------------------------------------------------------------------------------

                                       52

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/MB ENHANCED EQUITY INCOME FUND
                     Ronald L. Altman  Portfolio Manager since the Fund's inception.
                                       Mr. Altman joined MB Investment Partners in
                                       2005 as a partner and portfolio manager of the
                                       enhanced equity income strategy. From 1999 to
                                       2005, Mr. Altman was a Senior Managing Director
                                       and Director of Research at Victory SBSF. Mr.
                                       Altman has over 40 years experience in the
                                       investment research and money management
                                       business in various positions.

                     Paul F. Pfeiffer  Portfolio Manager since the Fund's inception.
                                       Mr. Pfeiffer joined MB Investment Partners in
                                       2002 as a partner and portfolio manager. Prior
                                       to joining MB Investment Partners, Mr. Pfeiffer
                                       was a partner at Eagle Growth Investors, LLC
                                       and was a principal at McCowan & Associates.
                                       Mr. Pfeiffer received his BA from the
                                       University of Washington and his MBA from New
                                       York University.
--------------------------------------------------------------------------------------
ASTON/CARDINAL MID CAP VALUE FUND
                       Amy K. Minella  Co-Portfolio Manager since the Fund's
                                       inception. Ms. Minella is the Managing Partner
                                       at Cardinal and founded the firm in  1995. Ms.
                                       Minella is a portfolio manager and analyst, and
                                       has over 25 years of investment experience. Ms.
                                       Minella received a BA from Mount Holyoke
                                       College and an MBA from Standard University.

                      Eugene Fox, III  Co-Portfolio Manager since the Fund's
                                       inception. Mr. Fox is a partner at Cardinal and
                                       joined the firm in 1995. Mr. Fox is a portfolio
                                       manager and analyst, and has over 20 years of
                                       investment experience. Mr. Fox received a BA
                                       from the University of Virginia and an MBA from
                                       the University of Chicago.

           Robert B. Kirkpatrick, CFA  Co-Portfolio Manager since the Fund's inception. Mr. Kirkpatrick is a partner at
                                       Cardinal and joined the firm in 2000. Mr.
                                       Kirkpatrick is a portfolio manager and analyst,
                                       and has over 20 years of investment experience.
                                       Mr. Kirkpatrick received a BA from Williams
                                       College.
--------------------------------------------------------------------------------------

                                       53

                        PORTFOLIO
FUND NAME                MANAGER(S)    INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/TCH FIXED INCOME FUND
ASTON BALANCED FUND (FIXED INCOME PORTION)
             Tere Alvarez Canida, CFA  Co-Portfolio Manager of each Fund since
                                       December 1, 2006 and President and Managing
                                       Principal of Taplin. Ms. Canida has over 28
                                       years of investment experience. She previously
                                       served as Vice President and Senior Investment
                                       Officer of Southeast Bank. She received her BS
                                       from Georgetown University in 1975, and her MBA
                                       from The George Washington University in 1976.
                                       She became a Chartered Financial Analyst in
                                       1983.

                      Alan M. Habacht  Co-Portfolio Manager of each Fund since
                                       December 1, 2006 and Principal of Taplin. Mr.
                                       Habacht has over 37 years of investment
                                       experience. Before joining Taplin, he served as
                                       Senior Vice President and portfolio manager for
                                       INVESCO Capital Management. He also served as a
                                       security analyst for Weiss, Peck & Greer,
                                       Alliance Capital Management, and Bache &
                                       Company. He received his BA in Finance from
                                       Boston University in 1968.

               William J. Canida, CFA  Co-Portfolio Manager of each Fund since
                                       December 1, 2006 and Principal of Taplin. Mr.
                                       Canida has over 30 years of investment
                                       experience. Prior to joining Taplin, he served
                                       as Vice President and Senior Investment Officer
                                       for Harris Trust Company of Florida. He also
                                       was Vice President and Treasurer of AmeriFirst
                                       Florida Trust Company and Southeast Bank. Mr.
                                       Canida received his BA in 1973 and his MBA in
                                       1975, both from Indiana University. He has also
                                       attended the National Graduate Trust School of
                                       Northwestern University, and became a Chartered
                                       Financial Analyst in 1982.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                       54

                                                                                       MANAGEMENT FEE PAID FOR
FUND NAME                                                MANAGEMENT FEE               FISCAL YEAR ENDED 10/31/08
                                                (as a percentage of net assets)    (as a percentage of net assets)
Aston/Montag & Caldwell Growth Fund                 First $800 million 0.80%
                                                    Over $800 million 0.60%                      0.69%
Aston/Veredus Select Growth Fund                             0.80%                               0.76%(a)
Aston Growth Fund                                            0.70%                               0.69%(a)
Aston/Optimum Large Cap Opportunity Fund                     0.80%                               0.03%(a)
Aston Value Fund                                             0.80%                               0.64%(a)
Aston/TAMRO All Cap Fund                                     0.80%                               0.12%(a)
Aston/River Road Dividend All Cap Value Fund                 0.70%                               0.65%(a)
Aston/Optimum Mid Cap Fund                          First $100 million 0.80%
                                                    Next $300 million 0.75%
                                                    Over $400 million 0.70%                      0.73%
Aston/Montag & Caldwell Mid Cap Growth Fund                  0.85%                               0.00%(a)
Aston/Cardinal Mid Cap Value Fund                            0.90%                               0.00%(a)
Aston/River Road Small-Mid Cap Fund                          1.00%                               0.94%(a)
Aston/Veredus Aggressive Growth Fund                         1.00%                               0.94%(a)
Aston/TAMRO Small Cap Fund                                   0.90%                               0.88%(a)
Aston/River Road Small Cap Value Fund                        0.90%                               0.90%
Aston/Neptune International Fund                             1.00%                               0.00%(a)
Aston/Fortis Global Real Estate Fund                         1.00%                               0.24%(a)
Aston/Smart Portfolios Fund                                  0.80%                               0.00%(a)
Aston/New Century Absolute Return ETF Fund                   1.00%                               0.00%(a)
Aston/MB Enhanced Equity Income Fund                         0.70%                               0.00%(a)
Aston/Fortis Real Estate Fund                                1.00%                               0.80%(a)
Aston/Montag & Caldwell Balanced Fund                        0.75%                               0.36%(a)
Aston Balanced Fund                                          0.70%                               0.70%
Aston/TCH Fixed Income Fund                                  0.55%                               0.14%(a)
Aston/Fortis Investor Money Market Fund                      0.40%                               0.40%

(a)Taking into account fee waivers then in effect.

                                       55

RELATED PERFORMANCE

ASTON/MB ENHANCED EQUITY INCOME FUND

The following is a composite of equity accounts managed by MB Investment
Partners. As of December 31, 2008, the composite was composed of 7 accounts and assets of $19.5 million, which represents all separately managed accounts following the enhanced equity income strategy. The investment objectives, policies and strategies of Aston/MB Enhanced Equity Income Fund are substantially similar to those of the accounts comprising the composite.

                                  TOTAL RETURN

Year End              Composite    Benchmark(a)
-----------------------------------------------
2008                    (25.36)%      (17.20)%
-----------------------------------------------
2007                      2.85%         6.50%
-----------------------------------------------
2006                     15.97%         9.96%
-----------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                      Composite    Benchmark(a)(b)
--------------------------------------------------
One Year                (25.36)%        (17.20)%
--------------------------------------------------
Three Years              (3.80)%         (1.02)%
--------------------------------------------------
Since Inception(c)       (3.00)%        (-0.52)%
--------------------------------------------------

(a)The benchmark combines 50% of the S&P 500 Index and 50% of the Citigroup
Broad Investment Grade Bond Index.

(b)The benchmark reflects the total return of securities comprising the index, including changes in the market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the index do not reflect the deduction of transaction costs or expenses, including management fees.

(c)Composite's inception: September 30, 2005. Benchmark data computed from
September 30, 2005.

The performance of the composite does not represent the historical performance of the Aston/MB Enhanced Equity Income Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. Composite results are shown net of management fees of accounts comprising the composite. If the Fund's fees and expenses had been used in calculating the composite's performance, the performance of the composite would have been lower. In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment
Company Act of 1940, as amended, and the Code which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

ASTON/FORTIS GLOBAL REAL ESTATE FUND

The performance figures shown below represent the total return for an offshore fund ("Offshore Fund") organized in the Netherlands and managed by Fortis
Investment Management Netherlands NV, an indirect subsidiary of Fortis
Investment Management SA. As of December 31, 2008, the Offshore Fund had $451.8
million in assets. The investment objectives, policies and strategies of
Aston/Fortis Global Real Estate Fund are substantially similar to those of the
Offshore Fund. In addition, the Offshore Fund and Aston/Fortis Global Real
Estate Fund are generally managed by the same team of portfolio managers, although individual portfolio managers may change from time to time.

                                  TOTAL RETURN

Year End                  Offshore Fund          GPR 250(a)
-----------------------------------------------------------
2008                          (50.45)%              (47.34)%
-----------------------------------------------------------
2007                          (20.20)               (17.50)
-----------------------------------------------------------
2006                           50.55                 48.86
-----------------------------------------------------------
2005                           11.15                 11.82
-----------------------------------------------------------
2004                           39.70                 39.83
-----------------------------------------------------------
2003                           40.98                 40.68
-----------------------------------------------------------
2002                           10.63                  8.75
-----------------------------------------------------------
2001                          (1.78)                  2.05
-----------------------------------------------------------
2000                           14.12                 13.25
-----------------------------------------------------------
1999                           (2.31)                (1.82)
-----------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                          Offshore Fund          GPR 250(a)
-----------------------------------------------------------
One Year                     (50.45)%              (47.34)%
-----------------------------------------------------------
Three Year                   (15.88)               (13.52)
-----------------------------------------------------------
Five Year                     (1.56)                 0.22
-----------------------------------------------------------
Ten Year                       4.67                  5.78
-----------------------------------------------------------
Since Inception                5.28                  5.18
-----------------------------------------------------------

(a)The GPR 250 reflects performance of the GPR 250 Adjusted Net Index managed by
Global Property Research. The Fund intends to use the GPR 250 Net Index, which differs primarily with respect to the weighting of the Aston markets. Numbers are net of unrecoverable dividend withholding tax and reflect the reinvestment of interest and other earnings. Performance figures for the index do not reflect deduction of transaction costs or expenses, including management fees.

The performance of the Offshore Fund does not represent the historical performance of the Aston/Fortis Global Real Estate Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchase and sales, and availability of cash for new investment. Performance is shown net of actual fees and expenses of the Offshore Fund. If the Fund's fees and expenses had been used in calculating the Offshore Fund's performance, the performance of

                                       56

the  Offshore Fund would have been lower. In addition, the Offshore Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Code, which if applicable, may have adversely affected the performance results of the Offshore Fund. The results for different products may vary.

Returns of the Offshore Fund reflect  Netherlands Guilders converted to Euros based upon the actual exchange rate. Euros are then translated into U.S. Dollars using the Bloomberg month-end Euro spot rate. Shares of the Offshore Fund are not offered or sold in the U.S.

                                       57

Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirements for each Aston Fund are as follows:

  -  Regular accounts: $2,500

  -  Individual Retirement Accounts (IRAs): $500

  -  Education Savings Accounts: $500

  -  Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts
     (UGMA/UTMA) (custodial accounts for minors): $500

- The minimum initial investment requirement may be waived for Trustees of the
  Trust and employees of Aston and its affiliates, as well as their spouses. The
  Trust reserves the right to waive a Fund's minimum initial investment requirement for any reason.

- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the
  "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of requesting these in writing at a later date.

- Purchase, exchange and redemption requests received and processed before the
  New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern
  Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.

- Make your initial investment using the following table as a guideline.

- All account openings and subsequent transaction requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

- The account number and Fund name are included.

- The amount of the transaction is specified in dollars or shares.

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

- Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such
  "Requirements For Written Requests" as described later in this "Shareholder
  Information" Section.

                                       58

BUYING SHARES     TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT ($50 MINIMUM)
--------------------------------------------------------------------------------------
THROUGH YOUR      - Your financial      - Your financial representative is responsible
FINANCIAL           representative is     for transmitting the order promptly.
REPRESENTATIVE      responsible for
                    transmitting the
                    order promptly.

BY MAIL           - Complete and sign   - Return the investment slip from a statement
                    your application.     with your check in the envelope provided and
ASTON FUNDS                               mail to us at the address at the left.
P.O. BOX 9765     - Make your check
PROVIDENCE, RI      payable to Aston    - We accept checks, bank drafts, money orders,
02940               Funds and mail to     wires and ACH for purchases (see "Other
                    us at the address     Features" later in this "Shareholder
OR                  at the left.          Information" Section). Checks must be drawn
                                          on U.S. banks. There is a minimum $20 charge
OVERNIGHT         - We accept checks,     for returned checks.
DELIVERY            bank drafts and
                    money orders for    - Give the following wire/ACH information to
ASTON FUNDS         purchases. Checks     your bank:
101 SABIN STREET    must be drawn on      PNC Bank
PAWTUCKET, RI       U.S. banks to         ABA #031-000-053
02860               avoid any fees or     For: Aston Funds
                    delays in             A/C 8611758079
                    processing.           FBO "Aston Fund Number" "Your Account
                                          Number"
                  - We do not accept
                    travelers,          - Include your name, account number, taxpayer
                    temporary, post-      identification number or social security
                    dated, credit card    number, address and the Fund(s) you wish to
                    courtesy, second      purchase in the wiring instructions.
                    or third party
                    checks (which are   - We do not accept travelers, temporary, post-
                    checks made           dated, credit card courtesy, second or third
                    payable to someone    party checks (which are checks made payable
                    other than the        to someone other than the Funds, including
                    Funds, including      you).
                    you).
                                        - For your protection, our current Internet
                                          capabilities allow you to check balances and
                                          transfer monies only between Aston Funds.
                                          Please contact us via mail with a signed
                                          letter of instruction for all other changes
                                          to your account.
--------------------------------------------------------------------------------------
BY PHONE          - Obtain a Fund and   - Verify that your bank or credit union is a
                    account number by     member of the ACH.
800 992-8151        calling Aston
                    Funds at the        - To place your request with an Investor
                    number at the         Services Associate, call between 9 a.m. and
                    left.                 7 p.m. ET, Monday - Friday.

                  - Instruct your bank  - You should complete the "Bank Account
                    (who may charge a     Information" section of your account
                    fee) to wire or       application.
                    ACH the amount of
                    your investment.    - When you are ready to add to your account,
                                          call Aston Funds and tell the representative
                  - Give the following    the Fund name, account number, the name(s)
                    wire/ACH              in which the account is registered and the
                    information to        amount of your investment.
                    your bank:
                    PNC Bank            - Instruct your bank (who may charge a fee) to
                    ABA #031-000-053      wire or ACH the amount of your investment.
                    For: Aston Funds
                    A/C 8611758079      - Give the following wire/ACH information to
                    FBO "Aston Fund       your bank:
                    Number" "Your         PNC Bank
                    Account Number"       ABA #031-000-053
                                          For: Aston Funds
                  - Return your           A/C 8611758079
                    completed and         FBO "Aston Fund Number" "Your Account
                    signed application    Number"
                    to:
                    Aston Funds         - Include your name, account number, taxpayer
                    P.O. Box 9765         identification number or social security
                    Providence, RI        number, address and the Fund(s) you wish to
                    02940                 purchase in the wire instructions.
--------------------------------------------------------------------------------------

                                       59

BUYING SHARES      TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT ($50 MINIMUM)
--------------------------------------------------------------------------------------
BY INTERNET        - To open a new       - Verify that your bank or credit union is a
                     account you'll        member of the ACH.
WWW.ASTONFUNDS.COM - need to provide
                     bank account        - Complete the "Purchase, Exchange and
                     information plus      Redemption Authorization" section of your
                     the social            account application.
                     security number
                     and date of birth   - Self-register for online account access at
                     for each account      www.astonfunds.com. Your social security
                     owner and             number or employer identification number,
                     beneficiary.          account number and other security validating
                                           information will be required for
                   - Open an account       registration.
                     online by
                     completing the      - When you are ready to add to your account,
                     Aston Funds online    access your account through Aston Funds' Web
                     account               site and enter your purchase instructions in
                     application.          the highly secure area for shareholders only
                                           called "Account Access." ACH purchases on
                            or             the Internet may take 3 or 4 business days.

                   - Download the
                     appropriate
                     account
                     application(s)
                     from the Web site.
                     Complete and sign
                     the
                     application(s).
                     Make your check
                     payable to Aston
                     Funds and mail it
                     to the address
                     under "By Mail"
                     above.
--------------------------------------------------------------------------------------

Other share classes of Aston Funds are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within
Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston
Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non tax-deferred account generally is subject to federal income tax on any appreciation on the shares exchanged.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

                                       60

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in
"good order."

The following table shows guidelines for selling shares.

SELLING SHARES    DESIGNED FOR...       TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------------------------------------------------------------------
THROUGH YOUR      - Accounts of any     - Your financial representative is responsible
FINANCIAL           type                  for transmitting the order promptly.
REPRESENTATIVE
--------------------------------------------------------------------------------------
BY MAIL           - Accounts of any     - Write and sign a letter of instruction
                    type                  indicating the Fund name, Fund number, your
ASTON FUNDS                               account number, the name(s) in which the
P.O. BOX 9765     - Sales or              account is registered and the dollar value
PROVIDENCE, RI      redemptions of any    or number of shares you wish to sell.
02940               size (For
                    redemptions over    - Include all signatures and any additional
OR                  $50,000 please see    documents that may be required. (See
                    Medallion             "Selling Shares in Writing" later in this
OVERNIGHT           Signature             "Shareholder Information" Section).
DELIVERY            Guarantee later in    Signatures must be in original form, as
                    this "Shareholder     photocopies are not accepted.
ASTON FUNDS         Information"
101 SABIN STREET    Section)            - Mail to us at the address at the left.
PAWTUCKET, RI
02860                                   - A check will be mailed to the name(s) and
                                          address in which the account is registered.
                                          If you would like the check mailed to a
                                          different address, you must write a letter
                                          of instruction and have it Medallion
                                          Signature Guaranteed.

                                        - Proceeds may also be sent by wire or ACH
                                          (see "Other Features" later in this
                                          "Shareholder Information" Section).

--------------------------------------------------------------------------------------
BY PHONE          - Non-retirement      - For automated service 24 hours a day using
                    accounts              your touch-tone phone, call 800 992-8151.
800 992-8151
                  - Sales of up to      - To place your request with an Investor
                    $50,000 (for          Services Associate, call between 9 a.m. and
                    accounts with         7 p.m. ET, Monday - Friday.
                    telephone account
                    privileges)         - A check will be mailed to the name(s) and
                                          address in which the account is registered.
                                          If you would like the check mailed to a
                                          different address, you must write a letter
                                          of instruction and have it Medallion
                                          Signature Guaranteed.

                                        - Proceeds may also be sent by wire or ACH
                                          (see "Other Features" later in this
                                          "Shareholder Information" Section).

                                        - The Funds reserve the right to refuse any
                                          telephone sales request and may modify the
                                          procedures at any time. The Funds make
                                          reasonable attempts to verify that telephone
                                          instructions are genuine, but you are
                                          responsible for any loss that you may bear
                                          from telephone requests.
--------------------------------------------------------------------------------------

                                       61

SELLING SHARES     DESIGNED FOR...       TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------------------------------------------------------------------
BY INTERNET        - Non-retirement      - Complete the "Purchase, Exchange and
                     accounts              Redemption Authorization" section of your
WWW.ASTONFUNDS.COM                         account application.

                                         - Self-register online for account access at
                                           www.astonfunds.com. Your social security
                                           number or employer identification number,
                                           account number and other security validating
                                           information will be required for
                                           registration.

                                         - When you are ready to redeem a portion of
                                           your account, access your account through
                                           Aston Funds' Web site and enter your
                                           redemption instructions in the highly secure
                                           area for shareholders only called "Account
                                           Access." A check for the proceeds will be
                                           mailed to you at your address of record.

                                         - Proceeds may also be sent by wire or ACH
                                           (see "Other Features" later in this
                                           "Shareholder Information" Section).
--------------------------------------------------------------------------------------
BY MONEY MARKET    - Non-retirement      - Request the free checkwriting privilege on
CHECKWRITING         accounts              your application.

                   - Aston/Fortis        - Verify that the shares to be sold were
                     Investor Money        purchased more than 15 days earlier or were
                     Market Fund only      purchased by wire, otherwise there can be up
                                           to a 15-day hold on checks.

                                         - You may write unlimited checks, each for
                                           $100 or more. You cannot close an account by
                                           writing a check.

                                         - You continue to earn dividends until checks
                                           are presented for payment. There is a $30
                                           charge for returned checks.

                                         - Currently, there is no charge for this
                                           privilege, but the Fund reserves the right
                                           to add one.

                                         - Canceled checks are available upon request
                                           but there is a fee to receive them.

                                         - The Fund may cancel this privilege at any
                                           time by giving notice to you.
--------------------------------------------------------------------------------------

                                       62

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing.
You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

- your address of record has changed within the past 30 days

- you are selling more than $50,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
-------------------------------------------------------------------------------------
Owners of individual,   - Letter of instruction
joint, sole             - On the letter, the signatures and titles of all persons
proprietorship,           authorized to sign for the account, exactly as the account
UGMA/UTMA, or general     is registered, must be in original form, as photocopies are
partner accounts          not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)
-------------------------------------------------------------------------------------
Owners of corporate or  - Letter of instruction
association accounts    - Corporate resolution certified within the past 12 months
                        - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)
-------------------------------------------------------------------------------------
Owners or trustees of   - Letter of instruction
  trust accounts        - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)
-------------------------------------------------------------------------------------
Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose co-    be in original form, as photocopies are not accepted
tenants are deceased    - Certified copy of death certificate
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)
-------------------------------------------------------------------------------------
Executors of            - Letter of instruction signed by executor must be in
  shareholder estates     original form, as photocopies are not accepted
                        - Certified copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)
-------------------------------------------------------------------------------------
Administrators,         - Call 800 992-8151 for instructions
conservators,           - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page
guardians and other       for more details)
sellers or account
types not listed above
-------------------------------------------------------------------------------------
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form, or download from our website,
                          www.astonfunds.com.
-------------------------------------------------------------------------------------

In addition to the situations described above, Aston Funds may require Medallion
Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the
Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened.
  Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s)
  into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees they may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened.
  Call 800 992-8151 before your first use to verify that this feature is set up on your account.

                                       63

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of
1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each
Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make payments for larger redemptions to you in the form of certain marketable securities of a
Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares.
This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs,
Education Savings Accounts, custodial accounts for minors, or active Automatic
Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer
Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion
Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion
Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock
Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE
GUARANTEE.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET)
by dividing the net assets of a Fund by the number of shares outstanding.
Currently, the Funds observe the following holidays: New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the
Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The
Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

Certain Funds may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when a Fund does not price its shares. Therefore the value of a Fund's holdings may change on days when you will not be able to purchase or redeem its shares.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market.
Under a Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by a Fund to a significant extent. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

                                       64

ASTON/FORTIS INVESTOR MONEY MARKET FUND uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost.
The amortized cost method of valuation is designed to help the Fund maintain a constant price of $1.00 per share.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The
NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests for each Fund, except the Aston/Fortis Investor Money Market Fund, must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing.
Purchase orders and redemption requests for the Aston/Fortis Investor Money
Market Fund must be received by 1 p.m. (ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in
"good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston
Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

- suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

- change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds.
An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston
Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MONEY MARKET TRADING

For Aston/Fortis Investor Money Market Fund, your purchase will be processed at the NAV calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently,
Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "Aston Funds."

SHORT-TERM AND EXCESSIVE TRADING

Except for the Aston/Fortis Investor Money Market Fund, the Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact a Fund's NAV and result in dilution to long-term shareholders.

                                       65

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

- Certain Funds have adopted a redemption fee of 2.00% for shares held less than
  90 calendar days;

- The Funds (except the Aston/Fortis Investor Money Market Fund) have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

- The Funds or their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

- The Funds reserve the right to:

  - Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;

  - Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

  - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
    Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent;

  - Delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading, or during unusual market conditions);

  - Suspend redemptions as permitted by law (e.g., emergency situations).

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the
Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the
Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Unlike the other Funds, the Aston/Fortis Investor Money Market Fund is designed for liquidity needs and is not actively monitored for market timing. As a result, the Fund's Board of Trustees has determined that it would be appropriate for the Aston/Fortis Investor Money Market Fund not to adopt policies and procedures with respect to short-term and excessive trading. Nevertheless, the
Aston/Fortis Investor Money Market Fund reserves the right to reject or limit any purchase, including exchange purchases, or to terminate or limit exchange privileges if it appears that the Aston/Fortis Investor Money Market Fund is being used to facilitate short-term and excessive trading with other Aston
Funds.

REDEMPTION FEES

The following Aston Funds assess a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase:
Aston/Fortis Real Estate Fund, Aston/Neptune International Fund and Aston/Fortis
Global Real Estate Fund.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-
in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds' policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds' redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following:
shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic
Withdrawal Plan; redemption of shares through an Automatic Investment Plan;
accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds'
Administrator believes it to be in the best interest of the Funds and in accordance with the Funds' policies and procedures to waive the redemption fee on behalf of the Funds.

                                       66

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

- after any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to the investor during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS

The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a Fund's investments less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDENDS

The following table shows the Funds' dividend and distribution schedule.

                              DISTRIBUTION SCHEDULE

FUNDS                     DIVIDENDS, IF ANY         CAPITAL GAINS DISTRIBUTIONS, IF ANY
Equity,                   - Declared and paid       - Distributed at least once a year,
  Global/International      annually                  generally in December
  and Sector Funds
  (except Aston/River
  Road Dividend All Cap
  Value Fund and Aston
  Value Fund)
Alternative Funds,        - Declared and paid       - Distributed at least once a year,
  Balanced Funds and        quarterly                 generally in December
  Aston Value Fund
  (except the Aston/MB
  Enhanced Equity
  Income Fund)
Fixed Income Fund,        - Declared and paid       - Distributed at least once a year,
  Aston/River Road          monthly                   generally in December
  Dividend All Cap
  Value Fund and
  Aston/MB Enhanced
  Equity Income Fund
Money Market Fund         - Declared daily and      - Distributed at least once a year,
                            paid monthly              generally in December

UNCASHED CHECKS

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Trust to remit uncashed checks to the appropriate state after a specific period of time.

DIVIDEND REINVESTMENTS

Investors may have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE

The Funds maintain a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. Self-register online for account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

                                       67

SYSTEMATIC WITHDRAWAL PLAN

This plan may be used for periodic withdrawals (at least $50 by check or ACH)
from your account. To take advantage of this feature:

- you must have at least $50,000 in your account;

- determine the schedule: monthly, quarterly, semi-annually or annually;

- call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS

Aston Funds offer a range of retirement plans, including Traditional, Roth,
SIMPLE IRAs and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings
Accounts is $15 per account (not to exceed $30), but it is waived if you have
$35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for Aston/Fortis Investor Money Market Fund, have adopted a Rule 12b-1 distribution plan. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Funds, Aston may pay compensation to intermediaries that distribute and/or service investors in the
Funds out of its own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through
Adviser incentive programs in a manner that favors one Aston Fund or group of funds over another fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The subadvisers attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The
Subadvisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the subadvisers consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

                                       68

Dividends, Distributions and Taxes

The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations.
If you have any tax-related questions relating to your investment in an Aston
Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.

TAXES

For federal income tax purposes:

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of qualified dividend income (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations)
  generally will be taxed to individuals and other non-corporate investors in the Funds at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Internal Revenue Code of 1986 (the "Code") with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31,
  2010. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund. Therefore, it is not expected that a significant amount of the Aston/Fortis Real Estate Fund's and Aston/Fortis
  Global Real Estate Fund's distributions will qualify for treatment as qualified dividend income when distributed by these Funds.

- If a Fund receives dividends from an ETF that qualifies as a regulated investment company for federal income tax purposes and the ETF designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the ETF.

- Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-
  term capital gain distributions you receive from a Fund with capital losses.

- A Fund's use of a fund-of-funds structure could affect the amount, timing and type of distributions from the Fund and, therefore, may increase the amount of taxes payable by you. Generally, the character of the dividends and distributions a Fund receives from an underlying fund will "pass through" to you, subject to certain exceptions, as long as the Fund and the underlying fund each qualify as a regulated investment company under the Code.

- Distributions declared to the shareholders of record in October, November or
  December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on
  December 31 of the year in which the distribution was declared.

- When you sell or exchange shares (other than shares held in a tax-deferred account) it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue
  Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements.

                                       69

Financial Highlights

These financial highlights tables are to help you understand the Funds'
financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2008. The Aston/Fortis Investor Money Market Fund's
financial statements for the fiscal year ended October 31, 2008 have been audited by KPMG LLP, whose report, along with the Aston/Fortis Investor Money
Market Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. The Aston/Fortis Investor Money Market Fund's schedules for the years ended prior to October 31, 2008 have been audited by the
Fund's former independent registered public accounting firm, whose reports expressed an unqualified opinion on the financial highlights.

The financial statements for the other Funds in this prospectus have been audited by Ernst & Young LLP, whose report along with those Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

ASTON/MONTAG & CALDWELL GROWTH FUND

                                                  Year      Year      Year      Year       Year
                                                  Ended     Ended     Ended     Ended      Ended
                                                10/31/08  10/31/07  10/31/06  10/31/05   10/31/04
                                                --------  --------  --------  --------   --------
Net Asset Value, Beginning of Period              $31.51    $25.15    $23.35    $21.53      $20.74
                                                  ------    ------    ------    ------      ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.07(a)   0.06(a)   0.07(a)   0.05(a)     0.04(a)
  Net realized and unrealized gain (loss) on
     investments                                   (8.66)     6.54      1.80      1.83        0.77
                                                  ------    ------    ------    ------      ------
  Total from investment operations                 (8.59)     6.60      1.87      1.88        0.81
                                                  ------    ------    ------    ------      ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                             (0.05)    (0.06)    (0.07)    (0.06)      (0.02)
  Distributions from net realized gain on
     investments                                   (4.03)    (0.18)       --        --          --
                                                  ------    ------    ------    ------      ------
  Total distributions                              (4.08)    (0.24)    (0.07)    (0.06)      (0.02)
                                                  ------    ------    ------    ------      ------
Net increase (decrease) in net asset value        (12.67)     6.36      1.80      1.82        0.79
                                                  ------    ------    ------    ------      ------
Net Asset Value, End of Period                    $18.84    $31.51    $25.15    $23.35      $21.53
                                                  ======    ======    ======    ======      ======

TOTAL RETURN                                      (31.13)%   26.41%     8.02%     8.72%       3.89%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)            $602,905  $759,567  $846,100  $992,229  $1,018,935
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            1.08%(b)  1.07%(b)  1.06%(b)  1.03%       1.02%
  After reimbursement and/or waiver of
     expenses by Adviser                            1.08%(b)  1.07%(b)  1.06%(b)  1.03%       1.02%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            0.26%     0.23%     0.28%     0.20%       0.20%
  After reimbursement and/or waiver of
     expenses by Adviser                            0.26%     0.23%     0.28%     0.20%       0.20%
Portfolio Turnover                                 52.32%    69.02%    68.74%    52.16%      52.86%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October
31, 2006. The interest expense is from utilizing the line of credit.

                                       70

ASTON/VEREDUS SELECT GROWTH FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $16.77    $13.08    $11.88    $10.31     $9.33
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                               (0.06)    (0.08)    (0.03)(a) (0.02)    (0.06)
  Net realized and unrealized gain (loss) on
     investments                                    (5.60)     3.77      1.24      1.59      1.04
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (5.66)     3.69      1.21      1.57      0.98
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on
     investments                                    (2.42)       --     (0.01)       --        --
                                                   ------    ------    ------    ------    ------
  Total distributions                               (2.42)       --     (0.01)       --        --
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value          (8.08)     3.69      1.20      1.57      0.98
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                      $8.69    $16.77    $13.08    $11.88    $10.31
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (39.09)%   28.14%    10.22%    15.23%    10.50%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $37,142   $50,783   $34,687   $13,270    $2,684
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.34%     1.52%     1.75%     2.57%     3.82%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.30%     1.30%     1.30%     1.30%     1.30%
Ratios of net investment loss to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            (0.55)%   (0.81)%   (0.72)%   (1.76)%   (3.17)%
  After reimbursement and/or waiver of
     expenses by Adviser                            (0.51)%   (0.59)%   (0.27)%   (0.49)%   (0.65)%
Portfolio Turnover                                 387.57%   283.38%   269.88%   202.37%   308.13%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

                                       71

ASTON GROWTH FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $22.49    $22.82    $22.66    $21.76    $21.14
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.02      0.05(a)     --(b)   0.05(a)  (0.05)(a)
  Net realized and unrealized gain (loss) on
     investments                                    (5.93)     2.39      1.25      0.90      0.67
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (5.91)     2.44      1.25      0.95      0.62
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                 --     (0.03)       --     (0.05)       --
  Distributions from net realized gain on
     investments                                    (5.63)    (2.74)    (1.09)       --        --
                                                   ------    ------    ------    ------    ------
  Total distributions                               (5.63)    (2.77)    (1.09)    (0.05)       --
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value         (11.54)    (0.33)     0.16      0.90      0.62
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                     $10.95    $22.49    $22.82    $22.66    $21.76
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (33.76)%   11.85%     5.55%     4.38%     2.93%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $62,674  $172,436  $446,884  $888,248  $962,036
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.15%(c)  1.11%(c)  1.10%(c)  1.10%     1.09%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.15%(c)  1.11%(c)  1.10%(c)  1.10%     1.09%
Ratios of net investment income (loss) to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             0.09%     0.23%     0.01%     0.21%    (0.22)%
  After reimbursement and/or waiver of
     expenses by Adviser                             0.09%     0.23%     0.01%     0.21%    (0.22)%
Portfolio Turnover                                 122.68%    47.46%    29.07%    31.30%(d) 18.59%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Represents less than $0.005 per share.

(c)Ratios of expenses to average net assets include interest expense of 0.01%
for the year ended October 31, 2008 and less than 0.005% for the years ended
October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit.

(d)Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

                                       72

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

                                                                 Year        Period
                                                                 Ended       Ended
                                                               10/31/08   10/31/07(a)
                                                               --------   -----------
Net Asset Value, Beginning of Period                             $12.56        $10.00
                                                                 ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           (0.02)        (0.01)
  Net realized and unrealized gain (loss) on investments          (5.74)         2.57
                                                                 ------        ------
  Total from investment operations                                (5.76)         2.56
                                                                 ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income       (0.01)           --
                                                                 ------        ------
  Total distributions                                             (0.01)           --
                                                                 ------        ------
Net increase (decrease) in net asset value                        (5.77)         2.56
                                                                 ------        ------
Net Asset Value, End of Period                                    $6.79        $12.56
                                                                 ======        ======

TOTAL RETURN                                                     (45.90)%       25.60%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                             $3,691       $40,563
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser        1.89%(c)      2.30%(c)(d)
  After reimbursement and/or waiver of expenses by Adviser         1.12%(c)      1.13%(c)(d)(e)
Ratios of net investment loss to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser       (0.86)%      (1.31)%(c)
  After reimbursement and/or waiver of expenses by Adviser        (0.09)%      (0.14)%(c)
Portfolio Turnover                                                48.87%        76.40%(b)

------------------------

(a)Aston/Optimum Large Cap Opportunity Fund-Class N commenced investment operations on December 28, 2006.

(b)Not Annualized.

(c)Ratios of expenses to average net assets include interest expense of 0.02%
for the year ended October 31, 2008 and the period ended October 31, 2007, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit.

(d)Annualized.

(e)The Adviser's expense reimbursement level, which affects the net expense ratio, was implemented on May 1, 2007.

                                       73

ASTON VALUE FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $15.57    $14.06    $12.15    $11.05     $9.66
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.15      0.19      0.21      0.17(a)   0.14
  Net realized and unrealized gain (loss) on
     investments                                    (5.08)     2.09      2.09      1.10      1.39
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (4.93)     2.28      2.30      1.27      1.53
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                              (0.16)    (0.20)    (0.20)    (0.17)    (0.14)
  Distributions from net realized gain on
     investments                                    (1.41)    (0.57)    (0.19)       --        --
                                                   ------    ------    ------    ------    ------
  Total distributions                               (1.57)    (0.77)    (0.39)    (0.17)    (0.14)
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value          (6.50)     1.51      1.91      1.10      1.39
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                      $9.07    $15.57    $14.06    $12.15    $11.05
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (34.85)%   16.77%    19.35%    11.48%    15.88%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $19,704  $130,476  $103,819   $95,624  $229,979
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.18%(b)  1.16%     1.16%     1.16%     1.16%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.02%(b)  0.94%     0.94%     0.94%     0.94%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.22%     1.06%     1.37%     1.19%     1.10%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.38%     1.28%     1.59%     1.41%     1.32%
Portfolio Turnover                                  67.57%    28.05%    26.86%    21.84%    38.29%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

                                       74

ASTON/TAMRO ALL CAP FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $14.41    $13.91    $12.40    $11.35    $10.27
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.04      0.03      0.09      0.08      0.07
  Net realized and unrealized gain (loss) on
     investments                                    (4.94)     2.13      1.53      1.05      1.08
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (4.90)     2.16      1.62      1.13      1.15
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                              (0.01)    (0.03)    (0.11)    (0.08)    (0.07)
                                                   ------    ------    ------    ------    ------
  Distribution from net realized gain on
     investments                                    (1.16)    (1.63)       --        --        --
  Total distributions                               (1.17)    (1.66)    (0.11)    (0.08)    (0.07)
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value          (6.07)     0.50      1.51      1.05      1.08
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                      $8.34    $14.41    $13.91    $12.40    $11.35
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (36.75)%   16.98%    13.10%     9.98%    11.17%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $8,562   $15,359   $15,864   $21,590   $17,574
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.88%     1.74%(a)  1.54%(a)  1.54%     1.76%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.20%     1.20%(a)  1.22%(a)  1.20%     1.20%
Ratios of net investment income (loss) to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            (0.37)%   (0.30)%    0.36%     0.35%     0.00%
  After reimbursement and/or waiver of
     expenses by Adviser                             0.31%     0.24%     0.68%     0.69%     0.56%
Portfolio Turnover                                  93.82%    37.87%    43.88%    36.84%    38.34%

------------------------

(a)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and 0.02% for the year ended
October 31, 2006, which is not included in the contractual expense limitation.
The interest expense is from utilizing the line of credit.

                                       75

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND

                                                         Year       Year       Year        Period
                                                         Ended      Ended      Ended       Ended
                                                       10/31/08   10/31/07   10/31/06   10/31/05(a)
                                                       --------   --------   --------   -----------
Net Asset Value, Beginning of Period                     $12.58     $11.81      $9.91        $10.00
                                                         ------     ------     ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.38       0.46(b)    0.42          0.13
  Short-term capital gains distributions received            --         --         --(c)        --
  Net realized and unrealized loss on investments         (3.54)      0.81       1.89         (0.10)
                                                         ------     ------     ------        ------
  Total from investment operations                        (3.16)      1.27       2.31          0.03
                                                         ------     ------     ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
     income                                               (0.32)     (0.37)     (0.41)        (0.12)
  Return of capital                                       (0.01)        --         --            --
  Distributions from net realized gain on investments     (0.66)     (0.13)        --            --
                                                         ------     ------     ------        ------
  Total distributions                                     (0.99)     (0.50)     (0.41)        (0.12)
                                                         ------     ------     ------        ------
Net increase (decrease) in net asset value                (4.15)      0.77       1.90         (0.09)
                                                         ------     ------     ------        ------
Net Asset Value, End of Period                            $8.43     $12.58     $11.81         $9.91
                                                         ======     ======     ======        ======

TOTAL RETURN                                             (26.82)%    10.89%     23.71%         0.30%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $51,504    $32,313    $15,899        $5,326
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                               1.35%(e)   1.53%      2.48%         2.71%(f)
  After reimbursement and/or waiver of expenses by
     Adviser                                               1.30%(e)   1.30%      1.30%         1.30%(f)
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                               3.81%      3.48%      2.77%         2.65%(f)
  After reimbursement and/or waiver of expenses by
     Adviser                                               3.86%      3.71%      3.95%         4.06%(f)
Portfolio Turnover                                        48.95%    114.56%     45.50%        14.37%(d)

------------------------

(a)Aston/River Road Dividend All Cap Value Fund-Class N commenced investment operations on June 28, 2005.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Represents less than $0.005 per share.

(d)Not Annualized.

(e)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(f)Annualized.

                                       76

ASTON/OPTIMUM MID CAP FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $32.32    $27.16    $23.21    $22.93    $20.18
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                0.05     (0.02)    (0.02)    (0.02)    (0.08)(a)
  Net realized and unrealized gain (loss) on
     investments                                   (12.93)     7.01      4.88      1.04      2.90
                                                   ------    ------    ------    ------    ------
  Total from investment operations                 (12.88)     6.99      4.86      1.02      2.82
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on
     investments                                    (2.19)    (1.83)    (0.91)    (0.74)    (0.07)
                                                   ------    ------    ------    ------    ------
  Total distributions                               (2.19)    (1.83)    (0.91)    (0.74)    (0.07)
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value         (15.07)     5.16      3.95      0.28      2.75
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                     $17.25    $32.32    $27.16    $23.21    $22.93
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (42.50)%   27.08%    21.39%     4.43%    14.08%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $508,886  $823,036  $577,891  $548,595  $385,325
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.16%(b)  1.15%(b)  1.16%     1.23%     1.29%(c)
  After reimbursement and/or waiver of
     expenses by Adviser                             1.16%(b)  1.15%(b)  1.16%     1.23%     1.29%(c)
Ratios of net investment income (loss) to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             0.18%    (0.09)%   (0.09)%   (0.08)%   (0.38)%
  After reimbursement and/or waiver of
     expenses by Adviser                             0.18%    (0.09)%   (0.09)%   (0.08)%   (0.38)%
Portfolio Turnover                                  22.58%    26.15%    30.65%    27.42%    26.64%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008 and the year ended October 31,
2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(c)The Adviser's Fee, which affects the expense ratios, changed on December 22,
2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70%
over $400 million of the average daily net assets.

                                       77

ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND

                                                                        Period
                                                                        Ended
                                                                     10/31/08(a)
                                                                     -----------
Net Asset Value, Beginning of Period                                    $10.00
                                                                        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                  (0.05)
  Net realized and unrealized loss on investments                        (4.10)
                                                                        ------
  Total from investment operations                                       (4.15)
                                                                        ------
Net decrease in net asset value                                          (4.15)
                                                                        ------
Net Asset Value, End of Period                                           $5.85
                                                                        ======

TOTAL RETURN                                                            (41.50)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                    $1,815
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser               5.80%(c)
  After reimbursement and/or waiver of expenses by Adviser                1.40%(c)
Ratios of net investment loss to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser              (5.07)%(c)
  After reimbursement and/or waiver of expenses by Adviser               (0.67)%(c)
Portfolio Turnover                                                       63.66%(b)

------------------------

(a)Aston/Montag & Caldwell Mid Cap Growth Fund-Class N commenced investment operations on November 2, 2007.

(b)Not Annualized.

(c)Annualized.

                                       78

ASTON/CARDINAL MID CAP VALUE FUND

                                                                        Period
                                                                        Ended
                                                                     10/31/08(a)
                                                                     -----------
Net Asset Value, Beginning of Period                                    $10.00
                                                                        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.01
  Net realized and unrealized loss on investments                        (3.78)
                                                                        ------
  Total from investment operations                                       (3.77)
                                                                        ------
Net decrease in net asset value                                          (3.77)
                                                                        ------
Net Asset Value, End of Period                                           $6.23
                                                                        ======

TOTAL RETURN                                                            (37.70)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                      $783
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser              11.20%(c)
  After reimbursement and/or waiver of expenses by Adviser                1.40%(c)
Ratios of net investment income (loss) to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser              (9.64)%(c)
  After reimbursement and/or waiver of expenses by Adviser                0.16%(c)
Portfolio Turnover                                                          51%(b)

------------------------

(a)Aston/Cardinal Mid Cap Value Fund-Class N commenced investment operations on
November 2, 2007.

(b)Not Annualized.

(c)Annualized.

                                       79

ASTON/RIVER ROAD SMALL-MID CAP FUND

                                                                 Year        Period
                                                                 Ended       Ended
                                                               10/31/08   10/31/07(a)
                                                               --------   -----------
Net Asset Value, Beginning of Period                             $10.13       $ 10.00
                                                                 ------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              --(b)(c)    0.01
  Net realized and unrealized loss on investments                 (3.00)         0.12
                                                                 ------       -------
  Total from investment operations                                (3.00)         0.13
                                                                 ------       -------
Net increase (decrease) in net asset value                        (3.00)         0.13
                                                                 ------       -------
Net Asset Value, End of Period                                    $7.13       $ 10.13
                                                                 ======       =======

TOTAL RETURN                                                     (29.62)%        1.30%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $26,714       $10,292
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser        1.56%         3.18%(e)
  After reimbursement and/or waiver of expenses by Adviser         1.50%         1.50%(e)
Ratios of net investment income (loss) to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser       (0.08)%       (1.43)%(e)
  After reimbursement and/or waiver of expenses by Adviser        (0.02)%        0.25%(e)
Portfolio Turnover                                                54.93%        41.51%(d)

------------------------

(a)Aston/River Road Small-Mid Cap Fund-Class N commenced investment operations on March 29, 2007.

(b)Represents less than $0.005 per share.

(c)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(d)Not Annualized.

(e)Annualized.

                                       80

ASTON/VEREDUS AGGRESSIVE GROWTH FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $22.42    $18.44    $18.35    $16.26    $15.24
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                               (0.17)    (0.24)(a) (0.22)(a) (0.20)    (0.18)
  Net realized and unrealized gain (loss) on
     investments                                    (8.31)     5.45      0.31      2.29      1.20
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (8.48)     5.21      0.09      2.09      1.02
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distribution from net realized gain on
     investments                                    (5.56)    (1.23)       --        --        --
                                                   ------    ------    ------    ------    ------
  Total distributions                               (5.56)    (1.23)       --        --        --
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value         (14.04)     3.98      0.09      2.09      1.02
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                      $8.38    $22.42    $18.44    $18.35    $16.26
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (47.87)%   30.01%     0.49%    12.85%     6.69%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $43,149  $114,803  $367,113  $549,452  $524,737
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.55%(b)  1.48%(b)  1.41%(b)  1.42%     1.43%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.49%(b)  1.48%(b)  1.41%(b)  1.42%     1.43%
Ratios of net investment loss to average net
assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            (1.21)%   (1.27)%   (1.15)%   (1.06)%   (1.18)%
  After reimbursement and/or waiver of
     expenses by Adviser                            (1.15)%   (1.27)%   (1.15)%   (1.06)%   (1.18)%
Portfolio Turnover                                 166.19%   126.54%   133.21%   140.04%   118.89%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, 0.02% for the year ended
October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

                                       81

ASTON/TAMRO SMALL CAP FUND

                                                 Year       Year       Year       Year       Year
                                                 Ended      Ended      Ended      Ended      Ended
                                               10/31/08   10/31/07   10/31/06   10/31/05   10/31/04
                                               --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period             $20.99     $19.73     $15.63     $15.25     $15.75
                                                 ------     ------     ------     ------     ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.05      (0.08)(a)  (0.07)(a)  (0.07)(a)  (0.09)
  Net realized and unrealized gain (loss) on
     investments                                  (6.43)      2.48       4.17       1.45       1.62
                                                 ------     ------     ------     ------     ------
  Total from investment operations                (6.38)      2.40       4.10       1.38       1.53
                                                 ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on
     investments                                  (0.97)     (1.14)        --      (1.00)     (2.03)
                                                 ------     ------     ------     ------     ------
  Total distributions                             (0.97)     (1.14)        --      (1.00)     (2.03)
                                                 ------     ------     ------     ------     ------
Net increase (decrease) in net asset value        (7.35)      1.26       4.10       0.38      (0.50)
                                                 ------     ------     ------     ------     ------
Net Asset Value, End of Period                   $13.64     $20.99     $19.73     $15.63     $15.25
                                                 ======     ======     ======     ======     ======

TOTAL RETURN                                     (31.58)%    12.56%     26.23%      9.16%     10.17%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)           $159,965   $235,242   $182,462   $148,950   $112,809
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                           1.32%      1.33%(b)   1.42%      1.41%      1.42%
  After reimbursement and/or waiver of
     expenses by Adviser                           1.30%      1.30%(b)   1.30%      1.30%      1.30%
Ratios of net investment (loss) to average
  net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                           0.29%     (0.42)%    (0.51)%    (0.58)%    (0.89)%
  After reimbursement and/or waiver of
     expenses by Adviser                           0.31%     (0.39)%    (0.39)%    (0.47)%    (0.77)%
Portfolio Turnover                                66.65%     58.88%     58.28%     56.28%    102.56%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

                                       82

ASTON/RIVER ROAD SMALL CAP VALUE FUND

                                                  Year       Year       Year        Period
                                                  Ended      Ended      Ended       Ended
                                                10/31/08   10/31/07   10/31/06   10/31/05(a)
                                                --------   --------   --------   -----------
Net Asset Value, Beginning of Period              $14.37     $13.46     $10.28        $10.00
                                                  ------     ------     ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                               0.01(b)    0.05(b)    0.02            --(c)
  Net realized and unrealized gain (loss) on
     investments                                   (4.54)      1.04       3.16          0.28
                                                  ------     ------     ------        ------
  Total from investment operations                 (4.53)      1.09       3.18          0.28
                                                  ------     ------     ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                --      (0.05)        --            --
  Distribution from net realized gain on
     investments                                   (0.54)     (0.13)        --            --
                                                  ------     ------     ------        ------
  Total Distributions                              (0.54)     (0.18)        --            --
                                                  ------     ------     ------        ------
Net increase (decrease) in net asset value         (5.07)      0.91       3.18          0.28
                                                  ------     ------     ------        ------
Net Asset Value, End of Period                     $9.30     $14.37     $13.46        $10.28
                                                  ======     ======     ======        ======

TOTAL RETURN                                      (32.51)%     8.12%     30.93%         2.80%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)            $160,245   $237,695   $167,438        $6,299
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            1.45%(e)   1.44%(e)   1.78%         2.86%(f)
  After reimbursement and/or waiver of
     expenses by Adviser                            1.45%(e)   1.44%(e)   1.43%         1.50%(f)
Ratios of net investment (income) loss to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            0.08%      0.38%      0.25%        (1.41)%(f)
  After reimbursement and/or waiver of
     expenses by Adviser                            0.08%      0.38%      0.60%        (0.05)%(f)
Portfolio Turnover                                 57.32%     74.18%     51.63%        20.82%(d)(g)

------------------------

(a)Aston/River Road Small Cap Value Fund-Class N commenced investment operations on June 28, 2005.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Represents less than $(0.005) per share.

(d)Not Annualized.

(e)Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2008 and the year ended October 31,
2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(f)Annualized

(g)Portfolio turnover rate excludes securities from processing a subscription-
in-kind.

                                       83

ASTON/NEPTUNE INTERNATIONAL FUND

                                                                         Period
                                                                         Ended
                                                                      10/31/08(a)
                                                                      -----------
Net Asset Value, Beginning of Period                                       $11.14
                                                                           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                      0.02(b)
  Net realized and unrealized loss on investments                           (5.31)
                                                                           ------
  Total from investment operations                                          (5.29)
                                                                           ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income                    --
                                                                           ------
  Total distributions                                                          --
                                                                           ------
Net decrease in net asset value                                             (5.29)
                                                                           ------
Net Asset Value, End of Period                                              $5.85
                                                                           ======

TOTAL RETURN                                                               (47.49)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                         $225
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser                  3.15%(d)
  After reimbursement and/or waiver of expenses by Adviser                   1.27%(d)
Ratios of net investment income (loss) to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser                 (1.24)%(d)
  After reimbursement and/or waiver of expenses by Adviser                   0.64%(d)
Portfolio Turnover                                                           7.39%(c)

------------------------

(a)Aston/Neptune International Fund-Class N commenced investment operations on
June 18, 2008.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Annualized.

                                       84

ASTON/FORTIS GLOBAL REAL ESTATE FUND

                                                                  Year        Period
                                                                  Ended       Ended
                                                                10/31/08   10/31/07(a)
                                                                --------   -----------
Net Asset Value, Beginning of Period                              $11.08        $10.00
                                                                  ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.14          0.05
  Net realized and unrealized loss on investments                  (5.75)         1.03
                                                                  ------        ------
  Total from investment operations                                 (5.61)         1.08
                                                                  ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        (0.15)           --
  Distributions from net realized gain on investments              (0.05)           --
                                                                  ------        ------
  Total distributions                                              (0.20)           --
                                                                  ------        ------
Net increase (decrease) in net asset value                         (5.81)         1.08
                                                                  ------        ------
Net Asset Value, End of Period                                     $5.27        $11.08
                                                                  ======        ======

TOTAL RETURN                                                      (51.45)%       10.80%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                             $11,187       $21,635
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser         2.26%         2.35%(c)
  After reimbursement and/or waiver of expenses by Adviser          1.50%         1.50%(c)
Ratios of net investment income to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser         0.87%         1.30%(c)
  After reimbursement and/or waiver of expenses by Adviser          1.63%         2.15%(c)
Portfolio Turnover                                                 88.36%        22.83%(b)

------------------------

(a)Aston/Fortis Global Real Estate Fund-Class N commenced investment operations on August 3, 2007.

(b)Not Annualized.

(c)Annualized.

                                       85

ASTON/SMART PORTFOLIOS FUND

                                                                       Period
                                                                       Ended
                                                                    10/31/08(a)
                                                                    -----------
Net Asset Value, Beginning of Period                                     $10.00
                                                                         ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                    0.07
  Net realized and unrealized loss on investments                         (1.76)
                                                                         ------
  Total from investment operations                                        (1.69)
                                                                         ------
  LESS DISTRIBUTIONS:
  Net investment income                                                   (0.07)
                                                                         ------
  Total distributions                                                     (0.07)
                                                                         ------
Net decrease in net asset value                                           (1.76)
                                                                         ------
Net Asset Value, End of Period                                            $8.24
                                                                         ======

TOTAL RETURN                                                             (16.98)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                     $6,070
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser                5.11%(d)(e)
  After reimbursement and/or waiver of expenses by Adviser                 1.31%(d)(e)
Ratios of net investment income (loss) to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser               (2.48)%(d)(e)
  After reimbursement and/or waiver of expenses by Adviser                 1.32%(d)(e)
Portfolio Turnover                                                       498.68%(b)

------------------------

(a)Aston/Smart Portfolios Fund-Class N commenced investment operations on
January 10, 2008.

(b)Not Annualized.

(c)Does not include expenses of the underlying funds in which the Fund invests.

(d)Ratios of expenses to average net assets include interest expense of 0.01%
for the period ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(e)Annualized.

                                       86

ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

                                                                       Period
                                                                       Ended
                                                                    10/31/08(a)
                                                                    -----------
Net Asset Value, Beginning of Period                                     $10.00
                                                                         ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                    0.01
  Net realized and unrealized loss on investments                         (1.37)
                                                                         ------
  Total from investment operations                                        (1.36)
                                                                         ------
Net decrease in net asset value                                           (1.36)
                                                                         ------
Net Asset Value, End of Period                                            $8.64
                                                                         ======

TOTAL RETURN                                                             (13.60)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                    $13,748
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser                3.77%(d)
  After reimbursement and/or waiver of expenses by Adviser                 1.50%(d)
Ratios of net investment income (loss) to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser               (2.02)%(d)
  After reimbursement and/or waiver of expenses by Adviser                 0.25%(d)
Portfolio Turnover                                                       172.11%(b)

------------------------

(a)Aston/New Century Absolute Return ETF Fund-Class N commenced investment operations on March 4, 2008.

(b)Not Annualized.

(c)Does not include expenses of the underlying funds in which the Fund invests.

(d)Annualized.

                                       87

ASTON/MB ENHANCED EQUITY INCOME FUND

                                                                       Period
                                                                       Ended
                                                                    10/31/08(a)
                                                                    -----------
Net Asset Value, Beginning of Period                                     $10.00
                                                                         ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                    0.14
  Net realized and unrealized loss on investments                         (1.91)
                                                                         ------
  Total from investment operations                                        (1.77)
                                                                         ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income               (0.14)
                                                                         ------
  Total distributions                                                     (0.14)
                                                                         ------
Net decrease in net asset value                                           (1.91)
                                                                         ------
Net Asset Value, End of Period                                            $8.09
                                                                         ======

TOTAL RETURN                                                             (17.91)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                    $14,389
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser                2.38%(c)
  After reimbursement and/or waiver of expenses by Adviser                 1.10%(c)
Ratios of net investment income to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser                0.86%(c)
  After reimbursement and/or waiver of expenses by Adviser                 2.14%(c)
Portfolio Turnover                                                        23.68%(b)

------------------------

(a)Aston/MB Enhanced Equity Income Fund-Class N commenced investment operations on January 15, 2008.

(b)Not Annualized.

(c)Annualized.

                                       88

ASTON/FORTIS REAL ESTATE FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $15.59    $19.99    $16.23    $14.56    $11.52
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.07(a)   0.30(a)   0.32(a)   0.46(a)   0.44
  Net realized and unrealized gain (loss) on
     investments                                    (5.50)    (0.40)     5.42      2.10      3.02
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (5.43)    (0.10)     5.74      2.56      3.46
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                              (0.09)    (0.05)    (0.13)    (0.26)    (0.30)
  Distributions from net realized gain on
     investments                                    (3.99)    (4.25)    (1.85)    (0.63)    (0.12)
                                                   ------    ------    ------    ------    ------
  Total distributions                               (4.08)    (4.30)    (1.98)    (0.89)    (0.42)
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value          (9.51)    (4.40)     3.76      1.67      3.04
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                      $6.08    $15.59    $19.99    $16.23    $14.56
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (43.76)%   (1.41)%   39.19%    18.06%    30.73%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $6,030   $49,123   $72,506   $54,851   $72,451
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.57%(b)  1.46%(b)  1.46%(b)  1.45%     1.46%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.37%(b)  1.37%(b)  1.37%(b)  1.37%     1.37%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             0.49%     1.73%     1.77%     2.91%     3.50%
  After reimbursement and/or waiver of
     expenses by Adviser                             0.69%     1.82%     1.86%     2.99%     3.59%
Portfolio Turnover                                  85.08%    88.75%    83.15%    43.14%    24.28%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October
31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

                                       89

ASTON/MONTAG & CALDWELL BALANCED FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period               $19.98    $17.21    $16.41    $15.81    $15.57
                                                   ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                           0.29      0.19(a)   0.18(a)   0.17(a)   0.19(a)
  Net realized and unrealized gain (loss) on
     investments(a)                                 (4.42)     2.82      0.87      0.67      0.30
                                                   ------    ------    ------    ------    ------
  Total from investment operations                  (4.13)     3.01      1.05      0.84      0.49
                                                   ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                              (0.24)    (0.24)    (0.25)    (0.24)    (0.25)
                                                   ------    ------    ------    ------    ------
  Total distributions                               (0.24)    (0.24)    (0.25)    (0.24)    (0.25)
                                                   ------    ------    ------    ------    ------
Net increase (decrease) in net asset value          (4.37)     2.77      0.80      0.60      0.24
                                                   ------    ------    ------    ------    ------
Net Asset Value, End of Period                     $15.61    $19.98    $17.21    $16.41    $15.81
                                                   ======    ======    ======    ======    ======

TOTAL RETURN                                       (20.87)%   17.63%     6.56%     5.27%     3.15%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $16,586   $16,703   $23,355   $48,759   $93,935
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             1.74%     1.72%(b)  1.33%(b)  1.16%     1.13%
  After reimbursement and/or waiver of
     expenses by Adviser                             1.35%     1.36%(b)  1.33%(b)  1.16%     1.13%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser(a)                          0.74%     0.71%     1.07%     1.04%     1.18%
  After reimbursement and/or waiver of
     expenses by Adviser(a)                          1.13%     1.07%     1.07%     1.04%     1.18%
Portfolio Turnover                                  43.65%    36.25%    33.70%    33.43%    35.90%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit.

                                       90

ASTON BALANCED FUND

                                                     Year         Year         Year         Year         Year
                                                     Ended        Ended        Ended        Ended        Ended
                                                   10/31/08     10/31/07     10/31/06     10/31/05     10/31/04
                                                   --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period                  $7.97       $10.65       $10.84       $11.32       $11.07
                                                     ------       ------       ------       ------       ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.08         0.12         0.12         0.16         0.14
  Net realized and unrealized gain (loss) on
     investments                                      (1.73)        0.69         0.45         0.20         0.27
                                                     ------       ------       ------       ------       ------
  Total from investment operations                    (1.65)        0.81         0.57         0.36         0.41
                                                     ------       ------       ------       ------       ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                (0.09)       (0.14)       (0.17)       (0.19)       (0.16)
  Distributions from net realized gain on
     investments                                      (1.40)       (3.35)       (0.59)       (0.65)          --
                                                     ------       ------       ------       ------       ------
  Total distributions                                 (1.49)       (3.49)       (0.76)       (0.84)       (0.16)
                                                     ------       ------       ------       ------       ------
Net increase (decrease) in net asset value            (3.14)       (2.68)       (0.19)       (0.48)        0.25
                                                     ------       ------       ------       ------       ------
Net Asset Value, End of Period                        $4.83        $7.97       $10.65       $10.84       $11.32
                                                     ======       ======       ======       ======       ======

TOTAL RETURN                                         (24.76)%      10.47%        5.33%        3.20%        3.73%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $17,673      $35,924      $60,831     $173,051     $230,244
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                               1.50%(a)     1.31%(a)     1.14%(a)     1.09%        1.07%
  After reimbursement and/or waiver of
     expenses by Adviser                               1.50%(a)     1.31%(a)     1.14%(a)     1.09%        1.07%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                               1.33%        1.48%        1.38%        1.53%        1.20%
  After reimbursement and/or waiver of
     expenses by Adviser                               1.33%        1.48%        1.38%        1.53%        1.20%
Portfolio Turnover                                   106.18%       60.93%       36.66%       28.76%       28.32%

------------------------

(a)Ratios of expenses to average net assets include interest expense of 0.01%
for the year ended October 31, 2008, less than 0.01% for the year ended October
31, 2007 and less than 0.005% for the year ended October 31, 2006. The interest expense is from utilizing the line of credit.

                                       91

ASTON/TCH FIXED INCOME FUND

                                                     Year         Year         Year         Year         Year
                                                     Ended        Ended        Ended        Ended        Ended
                                                   10/31/08     10/31/07     10/31/06     10/31/05     10/31/04
                                                   --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period                  $9.73        $9.62        $9.69       $10.13       $10.07
                                                      -----        -----        -----       ------       ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.47         0.48(a)      0.45(a)      0.42(a)      0.43
  Net realized and unrealized gain (loss) on
     investments                                      (1.10)        0.14        (0.04)       (0.38)        0.13
                                                      -----        -----        -----       ------       ------
  Total from investment operations                    (0.63)        0.62         0.41         0.04         0.56
                                                      -----        -----        -----       ------       ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                (0.50)       (0.51)       (0.48)       (0.48)       (0.50)
                                                      -----        -----        -----       ------       ------
  Total distributions                                 (0.50)       (0.51)       (0.48)       (0.48)       (0.50)
                                                      -----        -----        -----       ------       ------
Net increase (decrease) in net asset value            (1.13)        0.11        (0.07)       (0.44)        0.06
                                                      -----        -----        -----       ------       ------
Net Asset Value, End of Period                        $8.60        $9.73        $9.62        $9.69       $10.13
                                                      =====        =====        =====       ======       ======

TOTAL RETURN                                          (6.89)%       6.56%        4.42%        0.40%        5.66%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $42,765      $52,662      $77,096     $138,807     $154,079
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                               1.06%        1.04%(b)     0.96%(b)     0.95%        0.92%
  After reimbursement and/or waiver of
     expenses by Adviser                               0.65%        0.73%(b)(c)  0.75%(b)     0.74%        0.74%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                               4.59%        4.63%        4.45%        3.98%        4.08%
  After reimbursement and/or waiver of
     expenses by Adviser                               5.00%        4.94%        4.66%        4.19%        4.26%
Portfolio Turnover                                    78.39%       71.61%       71.19%       41.33%       46.80%

------------------------

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit.

(c)The Adviser's expense reimbursement level, which effects the net expense ratio was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on
October 1, 2008, the Adviser's expense reimbursement level changed from 0.64% to
0.74%.

                                       92

ASTON/FORTIS INVESTOR MONEY MARKET FUND

                                                   Year      Year      Year      Year      Year
                                                   Ended     Ended     Ended     Ended     Ended
                                                 10/31/08  10/31/07  10/31/06  10/31/05  10/31/04
                                                 --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period                $1.00     $1.00     $1.00     $1.00     $1.00
                                                    -----     -----     -----     -----     -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.02      0.05      0.04      0.02      0.01
                                                    -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS FROM:
  Net investment income                             (0.02)    (0.05)    (0.04)    (0.02)    (0.01)
  Net realized gain on investments                     --        --        --(a)     --        --
                                                    -----     -----     -----     -----     -----
Net Asset Value, End of Year                        $1.00     $1.00     $1.00     $1.00     $1.00
                                                    =====     =====     =====     =====     =====

TOTAL RETURN                                         2.28%     4.67%     4.30%     2.36%     0.71%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $35,508   $36,959   $84,778  $117,039  $219,891
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             0.84%     0.68%     0.61%     0.55%     0.53%
  After reimbursement and/or waiver of
     expenses by Adviser                             0.84%     0.68%     0.61%     0.55%     0.53%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                             2.25%     4.62%     4.18%     2.19%     0.71%
  After reimbursement and/or waiver of
     expenses by Adviser                             2.25%     4.62%     4.18%     2.19%     0.71%

------------------------

(a)Represents less than $0.005 per share.

                                       93

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March
1, 2009, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS
-------------------------------------------------------------------------------

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090.
Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

                                       94

[LOGO]

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                                              (ASTON FUNDS LOGO)

           Aston Funds
           Class I Shares
           Prospectus

           March 1, 2009 - Institutional Funds

(GRAPHIC)

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)

EQUITY FUNDS                                           TICKER SYMBOL
Large Cap
Montag & Caldwell Growth Fund                              MCGIX
Aston/Veredus Select Growth Fund                           AVISX
Aston Growth Fund                                          CTGIX
Aston Value Fund                                           AAVIX
Multi Cap
Aston/River Road Dividend All Cap Value Fund               ARIDX
Mid Cap
Aston/Optimum Mid Cap Fund                                 ABMIX
Small-Mid Cap
Aston/River Road Small-Mid Cap Fund                        ARIMX
Small Cap
Aston/Veredus Aggressive Growth Fund                       AVEIX
Aston/TAMRO Small Cap Fund                                 ATSIX
Aston/River Road Small Cap Value Fund                      ARSIX

INTERNATIONAL FUNDS
Aston/Neptune International Fund                           ANIIX
Aston/Barings International Fund                           ABIIX

SECTOR FUND
Aston/Fortis Real Estate Fund                              AARIX

BALANCED FUND
Montag & Caldwell Balanced Fund                            MOBIX

FIXED INCOME FUND
Aston/TCH Fixed Income Fund                                CTBIX

(ASTON FUNDS LOGO)

      Thank you for your interest in Aston Funds.  This prospectus pertains only to Class I shares of the funds listed here in the Table of Contents.
      Please read this prospectus carefully and keep it for future reference.

      For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

      Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal
      Deposit Insurance Corporation (FDIC).

--------------------------------------------------------------------------------

                                                            Page
CATEGORIES OF ASTON FUNDS                                      3
FUND SUMMARIES
 Investment Summaries                                          4
   EQUITY FUNDS                                                4
   Large Cap
   Montag & Caldwell Growth Fund                               4
   Aston/Veredus Select Growth Fund                            4
   Aston Growth Fund                                           4
   Aston Value Fund                                            5
   Multi Cap
   Aston/River Road Dividend All Cap Value Fund                5
   Mid Cap
   Aston/Optimum Mid Cap Fund                                  6
   Small-Mid Cap
   Aston/River Road Small-Mid Cap Fund                         6
   Small Cap
   Aston/Veredus Aggressive Growth Fund                        6
   Aston/TAMRO Small Cap Fund                                  7
   Aston/River Road Small Cap Value Fund                       7
   INTERNATIONAL FUNDS
   Aston/Neptune International Fund                            8
   Aston/Barings International Fund                            8
   SECTOR FUND
   Aston/Fortis Real Estate Fund                               9
   BALANCED FUND
   Montag & Caldwell Balanced Fund                             9
   FIXED INCOME FUND
   Aston/TCH Fixed Income Fund                                10
 Principal Investment Risks                                   11
 Fund Performance                                             15
 Fund Expenses                                                23
 Additional Information Regarding Investment
  Strategies                                                  25
PORTFOLIO HOLDINGS                                            29
INVESTMENT TERMS                                              30
MANAGEMENT OF THE FUNDS
   The Investment Adviser                                     33
   The Subadvisers                                            33
   The Portfolio Managers                                     35
   Management Fees                                            40
SHAREHOLDER INFORMATION
   Opening an Account                                         42
   Buying Shares                                              43
   Exchanging Shares                                          44
   Selling/Redeeming Shares                                   45
   Transaction Policies                                       48
   Account Policies and Dividends                             50
   Additional Investor Services                               51
   Compensation to Intermediaries                             51
   Portfolio Transactions and Brokerage
     Commissions                                              51
DIVIDENDS, DISTRIBUTIONS AND TAXES                            52
FINANCIAL HIGHLIGHTS                                          53
GENERAL INFORMATION                                           68

                      (This page intentionally left blank)

Categories of Aston Funds
--------------------------------------------------------------------------------

Aston Funds (the "Trust") is an open-end management investment company that currently offers 29 separate investment portfolios, including equity, balanced, international, sector, fixed income and money market funds. Class I shares of 15 of the portfolios (the "Funds") are offered in this prospectus; other funds and classes are offered under separate prospectuses.

Aston Asset Management LLC ("Aston" or "Adviser") is the investment adviser, administrator and sponsor of the Funds. Aston manages each Fund by retaining one or more subadvisers ("Subadvisers") to manage each Fund.

EQUITY FUNDS
--------------------------------------------------------------------------------

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds may have greater total return potential than non-equity funds, but they also have greater risk.

INTERNATIONAL FUNDS
--------------------------------------------------------------------------------

INTERNATIONAL FUNDS invest principally in stocks and other securities issued by foreign companies throughout the world. International funds invest in foreign securities that are subject to currency, regulatory, information and political risks.

SECTOR FUNDS
--------------------------------------------------------------------------------

SECTOR FUNDS invest primarily in stocks and other securities of issuers that operate in a particular industry or sector of the economy. Because the holdings of this type of fund focus on one or more related industries or sectors, the share price of a sector fund may be more volatile than a fund with more diversified holdings.

BALANCED FUNDS
--------------------------------------------------------------------------------

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities -- capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to charges in the stock market and interest rates.

FIXED INCOME FUNDS
--------------------------------------------------------------------------------

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-     the value of fund shares will fluctuate

-     you could lose money

-     you cannot be certain that a fund will achieve its investment objective

                                        3

Investment Summaries
--------------------------------------------------------------------------------
EQUITY FUNDS

LARGE CAP

MONTAG & CALDWELL GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

-     have a strong history of earnings growth

-     are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

-     have strong balance sheets

-     have a sustainable competitive advantage

-     are currently, or have the potential to become, industry leaders

-     have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, growth style, liquidity, manager and market risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS SELECT GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate.
The Fund defines a mid-cap company as one having a market capitalization of between approximately $2.5 and $9 billion at the time of acquisition. The portfolio managers define a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition.
The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions).
The focus is on companies that have:

-     expanding unit volume growth

-     expanding profit margin potential

-     high or improving cash flow return on investment

-     large markets with high barriers to entry

The Fund may invest in ETFs and foreign securities (directly and through depositary receipts).

To help manage risk, the portfolio managers adhere to a strong sell discipline.
In the course of implementing its principal investment strategies, the Fund will likely experience a high annual turnover rate (350% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, growth style, liquidity, manager, market, mid-cap company and portfolio turnover risks. See the next Section, "Principal Investment
Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON GROWTH FUND
(Formerly Aston/ABN AMRO Growth Fund)

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio

                                        4

Investment Summaries (continued)
--------------------------------------------------------------------------------

manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

-     have a strong history of earnings growth

-     are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

-     have strong balance sheets

-     have a sustainable competitive advantage

-     are currently, or have the potential to become, industry leaders

-     have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in this Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, growth style, liquidity, manager and market risks. See the next Section,"Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund normally invests primarily in equity securities of companies that its portfolio managers believe are undervalued compared to their perceived worth
(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
While the Fund may invest its assets in companies of any size, the portfolio managers generally focus on companies with large capitalizations.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of:

-     Earnings

-     Cash flow

-     Competitive position

-     Management ability

Quantitative analysis of these and other factors may also be considered.

The Fund may also invest in REITS, convertible securities, preferred stocks, and foreign securities (directly and through depositary receipts).

To help manage risk the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, liquidity, manager, market, REIT and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

MULTI CAP

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND (Formerly Aston/River Road Dynamic
Equity Income Fund)

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all - cap portfolio of income-
producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common and convertible preferred stocks and REITs. The Fund may also invest in foreign securities (directly and through depositary receipts), closed-
end funds or other investment companies, publicly traded partnerships and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-
driven, bottom-up approach that seeks to identify the following characteristics:

-     high, growing dividend yield

-     financial strength

-     priced at a discount to absolute value

-     attractive business model

-     shareholder-oriented management

-     undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of diversification across market sectors, capitalization size, sovereignty and security type.

                                        5

Investment Summaries (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment
Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

MID CAP

ASTON/OPTIMUM MID CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The
Fund defines a mid-cap company as one having a market capitalization of between
$1 and $12 billion at the time of acquisition. The portfolio manager selects approximately 40 stocks based on bottom-up fundamental analysis.

Important investment criteria include:

-     market share growth

-     attractive valuation

-     low relative leverage

-     focused business franchise

-     experienced management

-     strong or improving financials

The Fund may invest in foreign securities (directly and through depositary receipts).

The portfolio manager takes a long-term approach with a focus on maximizing after-tax returns.

To manage risk, the portfolio manager employs a valuation discipline to limit downside risk, limits position sizes and sector exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, growth style, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See the next Section, "Principal
Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

SMALL-MID CAP

ASTON/RIVER ROAD SMALL-MID CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small- and mid-cap companies with market capitalizations of less than $6 billion at the time of acquisition that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $6 billion, REITs, convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe.
The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:

-     financial strength

-     priced at a discount to absolute value

-     attractive business model

-     shareholder-oriented management

-     undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment
Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

SMALL CAP

ASTON/VEREDUS AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

                                        6

Investment Summaries (continued)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate. The Fund defines a small-cap company as one having a market capitalization of less than
$2.5 billion at the time of acquisition. The Fund looks for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

-     expanding unit volume growth

-     expanding profit margin potential

-     high or improving cash flow return on investment

-     large markets with high barriers to entry

The Fund may also invest in equity securities of mid-cap companies. The portfolio managers define a mid-cap company as one having a market capitalization of between approximately $2.5 to $9 billion at the time of acquisition.

The Fund may also invest in ETFs and foreign securities (directly and through depositary receipts).

To help manage risk, the portfolio managers adhere to a strong sell discipline.
In the course of implementing its principal investment strategies, the Fund will likely experience a high annual turnover rate (200% or more).

The Fund has entered into a program with ReFlow Fund LLC ("ReFlow") to provide cash liquidity for redemptions under certain circumstances. The program is described in the Funds' statement of additional information ("SAI").

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See the next Section, "Principal
Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TAMRO SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund considers companies with market capitalizations of up to $2.75 billion, at the time of acquisition to be small-cap companies. The portfolio manager seeks opportunities across the growth/value spectrum, resulting in what is generally considered a "core" portfolio.

The portfolio manager's investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio manager seeks securities that meet the specific criteria of one of three investment categories:

-     Leaders (best of class)

-     Laggards (companies undergoing a restructuring)

-     Innovators (dedication to introducing new products or services)

The Fund may also invest in REITs, foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio manager limits position sizes, diversifies across market sectors and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, foreign securities, growth style, liquidity, manager, market, REIT, small-cap company and value style risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/RIVER ROAD SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The portfolio managers consider companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The
Fund may also invest in mid-cap stocks, REITs, convertible securities and foreign securities (directly and through depositary receipts). Using systematic and dynamic internal research, the portfolio managers narrow the field of small-and

                                        7

Investment Summaries (continued)
--------------------------------------------------------------------------------

mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:

-     priced at a discount to absolute value

-     attractive business model

-     shareholder-oriented management

-     financial strength

-     undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, liquidity, manager, market, mid-cap company, REIT, small-cap company and value style risks. See the next Section, "Principal Investment
Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

INTERNATIONAL FUNDS

ASTON/NEPTUNE INTERNATIONAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in EAFE countries, but may invest in securities of issuers in any country, including the Russian
Federation.

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The
Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

-     strong competitive position

-     market leader in industry with strong growth prospects

-     potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-
cap stocks.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
emerging market, foreign securities, growth style, liquidity, manager, market and mid-cap company risks. See the next Section, "Principal Investment Risks,"
for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/BARINGS INTERNATIONAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a GARP strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes, and market capitalization is a residual of the investment process. The Fund invests primarily in companies in
EAFE countries and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the U.S.

                                        8

Investment Summaries (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
emerging market, foreign securities, GARP style, liquidity, manager, market, portfolio turnover, small-cap company and mid-cap company risks. See the next
Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

SECTOR FUND

ASTON/FORTIS REAL ESTATE FUND
(Formerly Aston/ABN AMRO Real Estate Fund)

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in REITs and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio managers do not invest in real estate directly. In selecting securities for the Fund, the portfolio managers analyze long-term trends in property types and geographic regions. The portfolio managers use a combination of a top-down and a bottom-up approach. The Fund is classified as non-diversified.

Top-down approach involves:

-     analyzing demographic and economic trends

-     reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

-     revenues primarily derived from real estate related activities

-     a significant portion of revenues from rental income

-     management stake in performance

-     a strong balance sheet and/or consistent earnings

-     internal growth prospects

-     potential growth from acquisition or development

-     free cash flow

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a strategy of sector and position constraints, and adhere to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund:
foreign securities, GARP style, liquidity, manager, market, non-diversification,
REIT and sector concentration risks. See the next Section, "Principal Investment
Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

BALANCED FUND

MONTAG & CALDWELL BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in a combination of equity, fixed income and short-
term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-
term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value.
These companies must pass an initial capitalization screen and:

-     have a strong history of earnings growth

-     are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

-     have strong balance sheets

-     have a sustainable competitive advantage

-     are currently, or have the potential to become, industry leaders

-     have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

-     U.S. government securities

-     corporate bonds

-     mortgage/asset-backed securities

-     money market securities and repurchase agreements

                                        9

Investment Summaries (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: credit, foreign securities, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See the next Section, "Principal
Investment Risks," for a more detailed discussion of these risks and other principal risks common to all Funds.

FIXED INCOME FUND

ASTON/TCH FIXED INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives will consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives will be used to hedge interest rate risk and credit risk. Derivatives may also be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the
Fund may not invest in directly and will not be used for leverage purposes. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund. See "Additional Information Regarding Investment
Strategies."

The Fund may also invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, derivatives, foreign securities, interest rate, liquidity, manager, prepayment and U.S. government agency securities risks. See the next Section, "Principal Investment Risks," for a more detailed discussion of these risks and other principal risks common to all
Funds.

                                       10

Principal Investment Risks
--------------------------------------------------------------------------------

RISKS THAT APPLY TO THE FUNDS
--------------------------------------------------------------------------------

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest.
Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, a fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.

When a Fund uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When a Fund invests in asset-backed securities, mortgage-backed securities and CMOs, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain types of asset-backed and mortgage-
backed securities.

DERIVATIVES RISK: Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligation, and the risk that the derivative transaction could expose a fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to a fund. The use of derivatives by a fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

The use of certain derivatives provides exposure to the underlying credit market or other reference asset in excess of the cash instrument of a Fund. The use of derivatives can magnify gains and losses.

EMERGING MARKET RISK: In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

-     economic structures that are less diverse and mature than developed countries

-     less stable political systems and less developed legal systems

-     national policies that may restrict foreign investment

-     wide fluctuations in the value of investments

-     smaller securities markets making investments less liquid

-     special custody arrangements

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S.
companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

-     CURRENCY RISK: The value of the securities held by a Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S.
      dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

-     POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

-     REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP STYLE RISK: GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the fund's performance may suffer.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

                                       11

Principal Investment Risks (continued)
--------------------------------------------------------------------------------

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Therefore, a fund that maintains a minimum B rating should anticipate higher interest rate risks but lower credit risks than a fund that invests in lower quality issuers.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

MANAGER RISK: The performance of a fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform its benchmark or its peers.

MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

NON-DIVERSIFICATION RISK: If a fund is a non-diversified, it may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to a fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains of a fund (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.

REIT RISK: Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes. See
"Dividends, Distributions and Taxes."

SECTOR CONCENTRATION RISK: Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. Because such a fund may invest in a limited number of industries within a sector, the fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate in a specific sector.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established

                                       12

Principal Investment Risks (continued)
--------------------------------------------------------------------------------

companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S.
government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth.
Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

                                       13

Principal Investment Risks (continued)
--------------------------------------------------------------------------------

RISK SUMMARY
--------------------------------------------------------------------------------

The following chart compares the principal risks of investing in each Fund. More information about the risks associated with investing in Aston Funds can also be found in the SAI.

                             Below
                          Investment
                             Grade
                            (High
                            Yield)                Deri-  Emerging  Foreign   GARP  Growth Interest
FUND                      Securities Call Credit vatives  Market  Securities Style  Style   Rate   Liquidity Manager
Montag & Caldwell Growth                                               X              X                X        X
Aston/Veredus Select
  Growth                                                               X              X                X        X
Aston Growth                                                           X              X                X        X
Aston Value                                                            X                               X        X
Aston/River Road
  Dividend All Cap Value                                               X                               X        X
Aston/Optimum Mid Cap                                                  X              X                X        X
Aston/River Road Small-
  Mid Cap                                                              X                               X        X
Aston/Veredus Aggressive
  Growth                                                               X              X                X        X
Aston/TAMRO Small Cap          X             X                         X              X                X        X
Aston/River Road Small
  Cap Value                                                            X                               X        X
Aston/Neptune
  International                                              X         X              X                X        X
Aston/Barings
  International Fund                                         X         X       X                       X        X
Aston/Fortis Real Estate                                               X       X                       X        X
Montag & Caldwell
  Balanced                                   X                         X              X       X        X        X
Aston/TCH Fixed Income         X       X     X      X                  X                      X        X        X

                                                                                                   U.S.
                                          Non-     Port-                                        Government
                                 Mid-Cap Diversi-  folio    Pre-            Sector    Small-Cap   Agency   Value
FUND                      Market Company fication Turnover payment REIT Concentration  Company  Secutities Style
Montag & Caldwell Growth      X
Aston/Veredus Select
  Growth                      X     X                X
Aston Growth                  X
Aston Value                   X                                      X                                       X
Aston/River Road
  Dividend All Cap Value      X     X                                X                    X                  X
Aston/Optimum Mid Cap         X     X                                                     X                  X
Aston/River Road Small-
  Mid Cap                     X     X                                X                    X                  X
Aston/Veredus Aggressive
  Growth                      X     X                X                                    X
Aston/TAMRO Small Cap         X                                      X                    X                  X
Aston/River Road Small
  Cap Value                   X     X                                X                    X                  X
Aston/Neptune
  International               X     X
Aston/Barings
  International Fund          X     X                X                                    X
Aston/Fortis Real Estate      X             X                        X        X           X
Montag & Caldwell
  Balanced                    X                               X                                      X
Aston/TCH Fixed Income                                        X                                      X

                                       14

Fund Performance
--------------------------------------------------------------------------------
MONTAG & CALDWELL GROWTH FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

1999    22.90%
2000    (7.07%)
2001   (13.11%)
2002   (22.67%)
2003    17.57%
2004     4.39%
2005     5.65%
2006     8.37%
2007    21.42%
2008   (32.48)%

Best quarter:        12/99    17.84%
Worst quarter:       12/08   (20.31)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                          1 Year      5 Years    10 Years
                                          -------     --------   --------
Montag & Caldwell Growth
  Fund:(a)
  Return Before Taxes                     (32.48)%     (0.40)%     (1.22)%
  Return After Taxes on
     Distributions                        (32.89)%     (1.04)%     (1.95)%
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                          (20.59)%     (0.22)%     (1.03)%
                                          ------       -----       -----
Russell 1000 Growth Index(b)              (38.44)%     (3.42)%     (4.27)%
                                          ------       -----       -----

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

ASTON/VEREDUS SELECT GROWTH FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2007    24.71%
2008   (44.97%)

Best quarter:        06/07     7.60%
Worst quarter:       12/08   (25.58)%

The following table indicates how the Fund's average annual returns for the different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                    Since
                                                     1 Year     Inception(a)
                                                     -------    ------------
Aston/Veredus Select Growth Fund:(b)
  Return Before Taxes                                (44.97)%      (11.38)%
  Return After Taxes on Distributions                (44.97)%      (13.16)%
  Return After Taxes on Distributions and
     Sale of Fund Shares                             (29.23)%       (9.98)%
                                                     ------        ------
Russell 1000 Growth Index(c)                         (38.44)%      (11.64)%
                                                     ------        ------

(a)Inception of Class I shares: September 11, 2006. Index data computed from
August 31, 2006.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       15

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON GROWTH FUND
(Formerly Aston/ABN AMRO Growth Fund)

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

2001   (12.91%)
2002   (19.11%)
2003    21.92%)
2004     5.67%
2005     1.33%
2006     3.56%
2007     4.81%
2008   (32.05%)

Best quarter:                    12/01    16.35%
Worst quarter:                   12/08   (20.28)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2008)

                                                                      Since
                                              1 Year    5 Years   Inception(a)
                                              -------   --------  ------------
Aston Growth Fund:(b)
  Return Before Taxes                         (32.50)%   (4.72)%      (4.40)%
  Return After Taxes on Distributions         (32.56)%   (6.04)%      (5.44)%
  Return After Taxes on Distributions
     and Sale of Fund Shares                  (21.04)%   (3.54)%      (3.40)%
                                              ------     -----        -----
Russell 1000 Growth Index(c)                  (38.44)%   (3.42)%      (8.22)%
                                              ------     -----        -----

(a)Inception of Class I shares: July 31, 2000. Index data computed from July 31,
2000.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

*Montag & Caldwell Inc. became the subadviser as of January 1, 2008.
Performance prior to that date reflects the performance of a previous subadviser.

ASTON VALUE FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over for the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2006    21.30%
2007     8.29%
2008   (34.53%)

Best quarter:        12/06     7.90%
Worst quarter:       12/08   (19.27)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                       Since
                                                         1 Year    Inception(a)
                                                         -------   ------------
Aston Value Fund:(b)
  Return Before Taxes                                    (34.53)%      (4.14)%
  Return After Taxes on Distributions                    (36.07)%      (5.77)%
  Return After Taxes on Distributions and Sale
     of Fund Shares                                      (20.41)%      (3.34)%
                                                         ------        -----
Russell 1000 Value Index(c)                              (36.85)%      (7.34)%
                                                         ------        -----

(a)Inception of Class I shares: September 20, 2005. Index data computed from
September 30, 2005.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       16

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
(Formerly Aston/River Road Dynamic Equity Income Fund)

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008   (28.41%)

Best quarter:         3/08    (3.63)%
Worst quarter:       12/08   (19.41)%

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2008)

                                                                       Since
                                                         1 Year    Inception(a)
                                                         -------   ------------
Aston/River Road Dividend All Cap Value Funds(b)(c)
  Return Before Taxes                                    (28.41)%     (23.10)%
  Return After Taxes on Distributions                    (28.76)%     (24.13)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                         (17.85)%     (19.34)%
                                                         ------       ------
Russell 3000 Value Index(d)                              (36.25)%     (29.24)%
                                                         ------       ------

(a)Inception of Class I shares: June 28, 2007. Index data computed from June 30,
2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Effective September 30, 2008, the Fund changed its name from Aston/River Road
Dynamic Equity Income Fund to Aston/River Road Dividend All Cap Fund. There was
no change in the Fund's investment objective, investment policies or current portfolio management team.

(d)Reflects no deduction for taxes, expenses or fees.

ASTON/OPTIMUM MID CAP FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2005     1.61%
2006    21.20%
2007    13.21%
2008   (42.74%)

Best quarter:        12/06    12.70%
Worst quarter:       12/08   (29.82)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                       Since
                                                         1 Year    Inception(a)
                                                         -------   ------------
Aston/Optimum Mid Cap Fund:(b)
  Return Before Taxes                                    (42.74)%     (3.45)%
  Return After Taxes on Distributions                    (43.01)%     (4.20)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                         (27.44)%     (2.63)%
                                                         ------       -----
S&P MidCap 400 Index(c)                                  (36.23)%     (1.39)%
                                                         ------       -----

(a)Inception of Class I shares: July 6, 2004. Index data computed from June 30,
2004.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       17

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON/RIVER ROAD SMALL-MID CAP FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008   (27.08%)

Best quarter:         6/08     3.50%
Worst quarter:       12/08   (22.33)%

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                     Since
                                                        1 Year    Inception(a)
                                                       --------   -----------
Aston/River Road Small-Mid Cap Fund:(b)
  Return Before Taxes                                  (27.08)%     (25.02)%
  Return After Taxes on Distributions                  (27.11)%     (25.05)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                       (17.57)%     (21.02)%
                                                       ------       ------
Russell 2500 Value Index(c)                            (31.99)%     (29.30)%
                                                       ------       ------

(a)Inception of Class I shares: June 28, 2007. Index data computed from June 30,
2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2002   (43.73%)
2003    44.87%
2004    21.07%
2005     2.53%
2006    (2.15%)
2007    12.46%
2008   (45.21%)

Best quarter:         6/03    26.57%
Worst quarter:       12/08   (25.95)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                    1         5        Since
                                                   Year     Years   Inception(a)
                                                  -------  -------  ------------
Aston/Veredus Aggressive Growth Fund:(b)
  Return Before Taxes                            (45.21)%  (5.63)%    (5.66)%
  Return After Taxes on Distributions            (45.27)%  (7.07)%    (6.67)%
  Return After Taxes on Distributions
     and Sale of Fund Shares                     (29.33)%  (4.54)%    (4.56)%
                                                 ------    -----      -----
Russell 2000 Growth Index(c)                     (38.54)%  (2.35)%     2.07%
                                                 ------    -----      -----

(a)Inception of Class I shares: October 5, 2001. Index data computed from
September 30, 2001.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       18

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON/TAMRO SMALL CAP FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2006    28.33%
2007     0.48%
2008   (32.99%)

Best quarter:         3/06    19.54%
Worst quarter:       12/08   (25.81)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                       Since
                                                           1 Year   Inception(a)
                                                          --------  ------------
Aston/TAMRO Small Cap Fund:(b)
  Return Before Taxes                                     (32.99)%    (2.21)%
  Return After Taxes on Distributions                     (33.01)%    (2.60)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                          (21.42)%    (1.71)%
                                                          ------      -----
Russell 2000 Index(c)                                     (33.79)%    (5.23)%
                                                          ------      -----

(a)Inception of Class I shares: January 4, 2005. Index data computed from
December 31, 2004.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/RIVER ROAD SMALL CAP VALUE FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2007    (5.72%)
2008   (30.02%)

Best quarter:        03/07     3.28%
Worst quarter:       12/08   (22.79)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                       Since
                                                          1 Year   Inception(a)
                                                         --------  ------------
Aston/River Road Small Cap Value Fund:(b)
  Return Before Taxes                                    (30.02)%    (17.67)%
  Return After Taxes on Distributions                    (30.06)%    (18.27)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                         (19.46)%    (14.89)%
                                                         ------      ------
Russell 2000 Value Index(c)                              (28.92)%    (18.87)%
                                                         ------      ------

(a)Inception of Class I shares: December 13, 2006. Index data computed from
November 30, 2006.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       19

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON/NEPTUNE INTERNATIONAL FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008   (52.96%)

Best quarter:        6/08     4.85%
Worst quarter:       9/08   (30.22)%

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                     Since
                                                         1 Year   Inception(a)
                                                        --------  ------------
Aston/Neptune International Fund:(b)
  Return Before Taxes                                   (52.96)%    (34.23)%
  Return After Taxes on Distributions                   (53.02)%    (34.47)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                        (34.35)%    (28.71)%
                                                        ------      ------
MSCI EAFE and Emerging Markets Index(c)                 (45.52)%    (33.07)%
                                                        ------      ------

(a)Fund's inception: August 6, 2007. Index data computed from July 31, 2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

ASTON/BARINGS INTERNATIONAL FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2008   (44.34%)

Best quarter:        6/08     0.83
Worst quarter:       9/08   (22.66)%

The following table indicates how the Fund's average annual return for the calendar period compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                       Since
                                                           1 Year   Inception(a)
                                                          --------  -------------
Aston/Barings International Fund:(b)
  Return Before Taxes                                     (44.34)%     (41.88)%
  Return After Taxes on Distributions                     (44.35)%     (41.89)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                          (28.81)%     (35.34)%
                                                          ------      -------
MSCI EAFE and Emerging Markets Index(c)                   (43.38)%     (41.47)%
                                                          ------      -------

(a)Fund's inception: November 2, 2007. Index data computed from October 31,
2007.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       20

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON/FORTIS REAL ESTATE FUND
(Formerly Aston/ABN AMRO Real Estate Fund)

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

2006    36.17%
2007   (18.91%)
2008   (41.77%)

Best quarter:         3/06    14.37%
Worst quarter:       12/08   (39.03)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                      Since
                                                           1 Year   Inception(a)
                                                          --------  ------------
Aston/Fortis Real Estate Fund:(b)
  Return Before Taxes                                     (41.77)%    (11.82)%
  Return After Taxes on Distributions                     (42.60)%    (15.27)%
  Return After Taxes on Distributions and Sale of
     Fund Shares                                          (27.11)%     (8.86)%
                                                          ------       -----
MSCI US REIT Index(c)                                     (37.97)%     (9.88)%
                                                          ------       -----

(a)Inception of Class I shares: September 20, 2005. Index date computed from
September 30, 2005.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

MONTAG & CALDWELL BALANCED FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

1999    13.10%
2000    (0.50%)
2001    (5.27%)
2002   (12.10%)
2003    11.95%
2004     3.40%
2005     3.61%
2006     6.43%
2007    15.51%
2008   (19.20%)

Best quarter:        12/99    10.80%
Worst quarter:       12/08   (10.32)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                    1 Year    5 Years  10 Years
                                                   --------  --------  ---------
Montag & Caldwell Balanced Fund:(a)
  Return Before Taxes                              (19.20)%    1.25%      1.09%
  Return After Taxes on Distributions              (19.49)%    0.84%      0.36%
  Return After Taxes on Distributions and Sale
     of Fund Shares                                (12.29)%    0.93%      0.60%
                                                   ------     -----      -----
S&P 500 Index(b)                                   (36.99)%   (2.19)%    (1.38)%
                                                   ------     -----      -----
Barclays Capital U.S. Government Credit Bond
  Index(b)                                           5.70%     4.64%      5.64%
                                                   ------     -----      -----
60% S&P 500 Index/40% Barclays Capital U.S.
  Government Credit Bond Index(b)                  (21.91)%    0.72%      1.71%
                                                   ------     -----      -----

(a)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       21

Fund Performance (continued)
--------------------------------------------------------------------------------

ASTON/TCH FIXED INCOME FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

2001    7.73%
2002    6.69%
2003    4.16%
2004    4.84%
2005    1.61%
2006    6.65%
2007    4.43%
2008   (1.48%)

Best quarter:         9/01    4.17%
Worst quarter:        9/08   (4.89)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2008)

                                                                     Since
                                              1 Year    5 Years   Inception(a)
                                              -------   -------   ------------
Aston/TCH Fixed Income Fund:(b)
  Return Before Taxes                         (1.48)%    3.17%       4.84%
  Return After Taxes on Distributions         (3.34)%    1.29%       2.78%
  Return After Taxes on Distributions
     and Sale of Fund Shares                  (0.95)%    1.61%       2.91%
                                              -----      ----        ----
Barclays Capital U.S. Aggregate Bond
  Index(c)                                     5.24%     4.65%       6.22%
                                              -----      ----        ----

(a)Inception of Class I shares: July 31, 2000. Index data computed from July 31,
2000.

(b)Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, the
Fund's performance would have been reduced.

(c)Reflects no deduction for taxes, expenses or fees.

* Taplin, Canida & Habacht, LLC became the subadviser as of December 1, 2006.
Performance prior to that date reflects the performance of a previous investment adviser.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                       22

Fund Expenses
--------------------------------------------------------------------------------

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class I shares of Aston Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A
REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON CERTAIN REDEMPTIONS
WITHIN 90 DAYS OF PURCHASE TO SHAREHOLDERS OF ASTON/FORTIS REAL ESTATE FUND,
ASTON/NEPTUNE INTERNATIONAL FUND AND ASTON/BARINGS INTERNATIONAL FUND UNLESS AN
EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information"
Section later in this prospectus for more details.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                   ACQUIRED
                                                                  FUND FEES    TOTAL                     NET
                                        MANAGEMENT      OTHER        AND      EXPENSE         FEE      EXPENSE
FUND(A)                                    FEES       EXPENSES     EXPENSES    RATIO        WAIVERS     RATIO
Montag & Caldwell Growth                  0.69%        0.14%          --%     0.83%             --%      0.83%
Aston/Veredus Select Growth               0.80         0.29         0.02      1.11(d)(e)     (0.04)      1.07(b)(e)
Aston Growth                              0.70         0.19           --      0.89(e)           --       0.89(e)(f)
Aston Value                               0.80         0.13           --      0.93              --       0.93(g)
Aston/River Road Dividend All Cap Value   0.70         0.40         0.06      1.16(d)(e)     (0.05)      1.11(b)(e)
Aston/Optimum Mid Cap                     0.73         0.18           --      0.91              --       0.91
Aston/River Road Small-Mid Cap            1.00         0.28(c)      0.02      1.30(d)(e)     (0.03)      1.27(b)(e)
Aston/Veredus Aggressive Growth           1.00         0.30         0.01      1.31(d)(e)     (0.06)      1.25(b)(e)
Aston/TAMRO Small Cap                     0.90         0.17         0.02      1.09(d)(e)        --       1.09(e)
Aston/River Road Small Cap Value          0.90         0.30         0.02      1.22(d)(e)        --       1.22(e)
Aston/Neptune International               1.00         1.55(c)      0.03      2.58(d)(e)     (1.53)      1.05(b)(e)
Aston/Barings International               1.00         2.34(c)      0.02      3.36(d)(e)     (2.19)      1.27(b)(e)(g)
Aston/Fortis Real Estate                  1.00         0.32           --      1.32           (0.20)      1.12(b)
Montag & Caldwell Balanced                0.75         0.74         0.01      1.50(d)(e)        --       1.50(e)(g)
Aston/TCH Fixed Income                    0.55         0.26         0.02      0.83(d)(e)     (0.32)      0.51(b)(e)

(a)All Funds except Aston/Barings International Fund, Montag & Caldwell Growth
Fund and Aston Growth Fund offer two classes of shares that invest in the same portfolio of securities. Aston/Barings International Fund offers one class of shares and Montag & Caldwell Growth Fund and Aston Growth Fund offer three classes of shares. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; shareholders of Class N and R shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class N and R shares are offered in separate prospectuses.

(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2010 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the commencement of operations of the Aston/River Road Small-Mid Cap Fund, the Aston/Neptune International Fund and the Aston/Barings International Fund,
Aston is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.

(c)Other expenses have been restated to reflect the effect of offering costs in the current year's expense ratio.

(d)Total expenses are the sum of a Fund's direct annual operating expenses and the Fund's indirect fees and expenses from investments in other investment companies (acquired fund fees and expenses).

(e)The expense ratio may not equal a Fund's ratio of expenses to average net assets before reimbursement and/or waiver of expenses by the Adviser in the
"Financial Highlights" Section, which reflects the operating expenses of the
Funds including interest expenses and does not include fees and expenses from investments in other investment companies (acquired funds fees and expenses).

(f)The expense ratio does not include interest expense incurred by the Aston
Growth Fund from utilizing a line of credit. If interest expense was included, the net expense ratio for the Fund would be 0.90%.

                                       23

Fund Expenses (continued)
--------------------------------------------------------------------------------

(g)The Adviser has voluntarily waived management fees and/or reimbursed expenses for the following Funds:

                                                 VOLUNTARY
                                                  EXPENSE
                               EFFECTIVE DATE   LIMITATION
                               --------------   ----------
Montag & Caldwell Balanced       11/01/2006        1.10%
Aston/Barings International       3/31/2008        1.15%
Aston Value                       3/01/2009        0.82%

These voluntary waivers do not include fees and expenses from investments in other investment companies (acquired funds fees and expenses) or interest expense. The Adviser may terminate such voluntary waivers/reimbursements at any time.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was
5%, that operating expenses remained the same and expenses were capped for one year in each period, if applicable. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS
Montag & Caldwell Growth                     $ 85         $265        $  460       $1,025
Aston/Veredus Select Growth                   109          349           608        1,348
Aston Growth                                   91          284           493        1,096
Aston Value                                    95          296           515        1,143
Aston/River Road Dividend All Cap Value       113          364           633        1,405
Aston/Optimum Mid Cap                          93          290           504        1,120
Aston/River Road Small-Mid Cap                129          409           710        1,565
Aston/Veredus Aggressive Growth               127          409           712        1,574
Aston/TAMRO Small Cap                         111          347           601        1,329
Aston/River Road Small Cap Value              124          387           670        1,477
Aston/Neptune International                   107          657         1,233        2,800
Aston/Barings International Fund              129          838         1,570        3,507
Aston/Fortis Real Estate                      114          399           704        1,573
Montag & Caldwell Balanced                    153          474           818        1,791
Aston/TCH Fixed Income                         52          233           429          996

                                       24

Additional Information Regarding Investment Strategies
--------------------------------------------------------------------------------

The investment policies of Aston/River Road Dividend All Cap Value Fund,
Aston/Optimum Mid Cap Fund, Aston/River Road Small-Mid Cap Fund, Aston/TAMRO
Small Cap Fund, Aston/River Road Small Cap Value Fund, Aston/Fortis Real Estate
Fund, Aston/Neptune International Fund, Aston/Barings International Fund and
Aston/TCH Fixed Income Fund, relating to the type of securities in which 80% of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days notice of such changes.

In addition to the principal investment strategies described in the Fund
Summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

DEPOSITARY RECEIPTS OF FOREIGN SECURITIES

A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs which are traded on U.S. exchanges and are U.S. dollar-denominated, EDRs, which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and
GDRs, which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.

ASSET-BACKED SECURITIES

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-
backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES

Below investment grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-
grade (i.e., Ba1/BB+ and below) by national bond rating agencies or, if unrated, are judged by the adviser or a subadviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."

CMOS

CMOs are fixed income securities secured by mortgage loans and other mortgage-
backed securities. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.
Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies.

                                       25

Additional Information Regarding Investment Strategies (continued)
--------------------------------------------------------------------------------

The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY

There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES

The Funds may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The portfolio manager(s) will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund's existing assets. The portfolio manager(s) will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

ETFS

A Fund may invest in ETFs, which are shares of other investment companies. An
ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the
Funds' fees and expenses. A Fund may not purchase more than 3% of an ETF's outstanding shares unless the ETF and/or the Fund has received an order for an exemptive relief from such limitations from the Securities and Exchange
Commission ("SEC") and the  ETF and the Fund take appropriate steps to comply with any conditions in such order.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a

                                       26

Additional Information Regarding Investment Strategies (continued)
--------------------------------------------------------------------------------

discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The
Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a
Fund.

FOREIGN SECURITIES

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including
ETFs, open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest.
Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

PTPS

A Fund may invest in equity securities of PTPs that are taxed as partnerships for federal income tax purposes. These include master limited partnerships and certain other partnerships that meet conditions contained in the Internal
Revenue Code of 1986, as amended (the "Code"). In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and capital gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other
PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

REITS

REITs are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a
Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

ROYALTY INCOME TRUSTS

A Fund may invest in royalty income trusts. Royalty income trusts can be organized in a variety of ways in the U.S., Canada and other countries.
Beneficial units in royalty and income trusts generally represent a profits interest in the production of oil or other minerals.

                                       27

Additional Information Regarding Investment Strategies (continued)
--------------------------------------------------------------------------------

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in
Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule
144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government.
Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments.
Some securities are backed by the issuer's right to borrow from the U.S.
Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

                                       28

Additional Information Regarding Investment Strategies (continued)
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                                                                                  Commercial
                                                                                     Paper
                                                       Below                          and
                                                    Investment                    Securities
                      Depositary       Asset/-         Grade                          of
                       Receipts       Mortage         (High                         Other        Convert-       Corporate
                      of Foreign       Backed         Yield)                      Investment       ible            Debt
Fund                  Securities     Securities     Securities        Cmos         Companies     Securities     Securities
Montag & Caldwell
  Growth                   X                                                           X             XP              X
Aston/Veredus
  Select Growth            X                                                           X              X
Aston Growth               X                                                           X             XP              X
Aston Value                X                                                           X              X
Aston/River Road
  Dividend All
  Cap Value                X                                                           X             XP
Aston/Optimum Mid
  Cap                      X                                                           X             XP              X
Aston/River Road
  Small-Mid Cap            X                                                           X              X
Aston/Veredus
  Aggressive
  Growth                   X                                                           X              X
Aston/TAMRO Small
  Cap                      X                             X                             X              X
Aston/River Road
  Small Cap Value          X                                                           X              X
Aston/Neptune
  International            X                                                           X              X
Aston/Barings
  International            X                                                           X              X
Aston/Fortis Real
  Estate                   X                                                           X
Montag & Caldwell
  Balanced                 X             XP                             X              X             XP             XP
Aston/TCH Fixed
  Income                                 XP              X              X              X              X             XP

                                                      Deriva-
                                                       tives
                                                      (e.g.,
                                                     Options,
                                                     Forwards,                       Fixed
                                      Defensive      Futures,        Equity         Income         Foreign       Preferred
Fund                  Debentures      Strategy        Swaps)       Securities     Securities      Securities       Stocks
Montag & Caldwell
  Growth                   X              X              X             XP              X              X              X
Aston/Veredus
  Select Growth            X              X              X             XP                             X              X
Aston Growth               X              X              X             XP              X              X              X
Aston Value                               X              X             XP                             X              X
Aston/River Road
  Dividend All
  Cap Value                               X              X             XP              X              X              X
Aston/Optimum Mid
  Cap                      X              X              X             XP              X              X             XP
Aston/River Road
  Small-Mid Cap                           X              X             XP                             X              X
Aston/Veredus
  Aggressive
  Growth                   X              X              X             XP                             X              X
Aston/TAMRO Small
  Cap                                     X                            XP                             X              X
Aston/River Road
  Small Cap Value                         X              X             XP                             X              X
Aston/Neptune
  International                           X              X             XP                            XP              X
Aston/Barings
  International                           X              X             XP                            XP              X
Aston/Fortis Real
  Estate                                  X              X             XP                            XP              X
Montag & Caldwell
  Balanced                 X              X              X             XP             XP              X              X
Aston/TCH Fixed
  Income                  XP              X              X                            XP              X

                                                                     Royalty         Rule           U.S.
                                                    Repurchase       Income          144A        Government
Fund                     PTPS           REIT        Agreements       Trusts        Securities     Securities
Montag & Caldwell
  Growth                                                 X                             X              X
Aston/Veredus
  Select Growth                                          X                             X              X
Aston Growth                                             X                             X              X
Aston Value                               X              X                             X              X
Aston/River Road
  Dividend All
  Cap Value                X             XP              X              X              X              X
Aston/Optimum Mid
  Cap                                                    X                             X              X
Aston/River Road
  Small-Mid Cap                           X              X                             X              X
Aston/Veredus
  Aggressive
  Growth                                                 X                             X              X
Aston/TAMRO Small
  Cap                                     X              X                             X              X
Aston/River Road
  Small Cap Value                         X              X                             X              X
Aston/Neptune
  International                                          X                             X              X
Aston/Barings
  International                                          X                             X              X
Aston/Fortis Real
  Estate                                 XP              X                             X              X
Montag & Caldwell
  Balanced                                               X                             X             XP
Aston/TCH Fixed
  Income                                                 X                             X             XP

X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Portfolio Holdings
--------------------------------------------------------------------------------

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at
www.astonfunds.com.

                                       29

Investment Terms
--------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs represent ownership of securities in foreign stock and are issued by U.S. banks and trust companies. ADRs are denominated in U.S. dollars and are traded on a U.S. exchange.

BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits
(checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days notice before withdrawal.

BARCLAYS CAPITAL U.S. AGGREGATE BOND  INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-
backed securities.

BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities.

CONVEXITY. Convexity is a measure of how the duration of a bond changes as interest rates change. The greater the convexity of a bond, the greater the exposure of interest rate risk to the portfolio.

CORPORATE BONDS. Fixed income securities issued by corporations.

DERIVATIVE. A security where price is dependent upon or derived from one or more underlying assets. The derivative itself is merely a contract between two or more parties.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds)
that is a useful measure of a bond's price sensitivity to interest rate changes.
The higher the duration number, the greater the risk and reward potential of the bond.

EAFE COUNTRIES. Countries located in Europe, Australasia and the Far East.

EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern
Europe, Eastern Europe and Africa.

EUROPEAN DEPOSITARY RECEIPTS (EDRS). EDRs represent ownership of securities in foreign stock and are issued by a foreign bank. EDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, EDRs are designed for use in the foreign securities markets.

EXCHANGE-TRADED FUND (ETF). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GLOBAL DEPOSITARY RECEIPTS (GDRS). GDRs represent ownership of securities in foreign stock and are issued by a foreign bank. GDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together.
Examples include current income, total return, long-term capital appreciation, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.
LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

LIMITED PARTNERSHIPS. A business organization with one or more general partners who manage the business and are personally liable for the partnership's debts, and one or more limited partners who are liable only to the extent of their investment in the partnership.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

                                       30

Investment Terms (continued)
--------------------------------------------------------------------------------

MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI EAFE AND EMERGING MARKETS INDEX. The Morgan Stanley Capital International
("MSCI") Europe, Australasia and Far East ("EAFE") and Emerging Markets Index,
is designed to measure market performance in the global developed and emerging markets, excluding the U.S. and Canada.

MSCI U.S. REIT INDEX. An unmanaged index that tracks the returns of REITs.

MULTI-CAP STRATEGY. A multi-cap strategy invests in the equity securities of issuers of any market capitalization, and generally will hold securities of issuers representing a range of sizes.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.
PUBLICLY TRADED PARTNERSHIPS (PTPS). PTPs are limited partnerships that also have interests traded in the equity securities market.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those
Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX. An unmanaged index comprised of securities in the
Russell 1000 Index. Companies in this index tend to exhibit lower price-to-book ratios and lower cost-to-growth values.

RUSSELL 2000 INDEX. An unmanaged index that contains the 2,000 smallest common stocks in the Russell 3000 Index (which contains the 3,000 largest stocks in the
U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. An unmanaged index comprised of securities in the
Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios.

RUSSELL 2500 VALUE INDEX. An unmanaged index comprised of the 2,500 smallest companies (measured by market capitalization) in the Russell 3000 Index. The
Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth.

RUSSELL 3000 INDEX. An unmanaged index that contains the 3,000 largest U.S.
companies based on total market capitalization.

RUSSELL 3000 VALUE INDEX. An unmanaged index that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth.

SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P MIDCAP 400 INDEX. An unmanaged market-value weighted index that consists of
400 domestic stocks chosen for market size, liquidity, and industry group representation.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value.
Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

YANKEE BONDS. Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

YIELD. A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a

                                       31

Investment Terms (continued)
--------------------------------------------------------------------------------

percentage of the maximum offering price per share on a specified day.

ZERO-COUPON BONDS. Debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

                                       32

Management of the Funds
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois
60602, is the investment adviser to the Funds. Aston, a majority-owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset
Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury
Financial Inc. is available in the SAI. Aston was formed in April 2006 and as of
December 31, 2008, Aston had approximately $3.4 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-
related services to the Aston Funds. Aston manages each Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers.

Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Funds between and among any subadvisers so selected pursuant to a "manager of managers" structure.
Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser(s) of each Fund. The table, later in this "Management of the Funds"
Section, shows the management fees paid by each Fund to Aston for the most recent fiscal year.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the basis for the Board of Trustees approval of the
Funds' investment advisory agreements and subadvisory agreements (as applicable)
will be included in the Funds' next annual or semiannual report to shareholders following such approval.

THE SUBADVISERS
--------------------------------------------------------------------------------

The accompanying information highlights each Fund's subadviser and its portfolio manager(s). Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers'
ownership of securities in the Funds is available in the SAI.

MONTAG & CALDWELL GROWTH FUND
MONTAG & CALDWELL BALANCED FUND
ASTON GROWTH FUND

Montag & Caldwell, Inc. ("Montag & Caldwell"), 3455 Peachtree Road NE, Suite
1200, Atlanta, Georgia 30326, was founded in 1945. Montag & Caldwell is a wholly-owned direct subsidiary of Fortis Bank SA/NV ("Fortis Bank"). Since
October 2008, the Belgian government has owned substantially all of the outstanding capital and voting rights of Fortis Bank pending a sale to a private buyer. Fortis Bank and its affiliates subsequently announced a transaction in which BNP Paribas SA would acquire approximately 75% of the outstanding capital and voting rights of Fortis Bank. The BNP Paribas transaction is subject to legal challenges and numerous closing conditions, and remains pending as of the date of this prospectus. As of December 31, 2008, Montag & Caldwell managed approximately $10.4 billion in assets.

ASTON/FORTIS REAL ESTATE FUND

Fortis Investment Management USA, Inc. ("FIM"), is located at 75 State Street
Boston, Massachusetts 02109. FIM is a wholly owned indirect subsidiary of Fortis
Bank. Since October 2008, the Belgian government has owned substantially all of the outstanding capital and voting rights of Fortis Bank pending a sale to a private buyer. Fortis Bank and its affiliates subsequently announced a transaction in which BNP Paribas SA would acquire approximately 75% of the outstanding capital and voting rights of Fortis Bank. The BNP Paribas transaction is subject to legal challenges and numerous closing conditions, and remains pending as of the date of this prospectus. As of December 31, 2008, FIM managed approximately $21.8 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing trusts.

ASTON/VEREDUS SELECT GROWTH FUND
ASTON/VEREDUS AGGRESSIVE GROWTH FUND

Veredus Asset Management LLC ("Veredus"), 6060 Dutchmans Lane, Louisville,
Kentucky 40205, was founded in 1998. As of December 2008, B. Anthony Weber is currently the majority shareholder of the firm. As of December 31, 2008, Veredus managed approximately $450 million in assets.

ASTON/TAMRO SMALL CAP FUND

TAMRO Capital Partners, LLC ("TAMRO"), is located at 1660 Duke Street,
Alexandria, Virginia 22314 and was founded in 2000. TAMRO is majority-owned by the principles of the firm. As of December 31, 2008, TAMRO managed approximately
$670.5 million in assets.

                                       33

Management of the Funds (continued)
--------------------------------------------------------------------------------

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
ASTON/RIVER ROAD SMALL-MID CAP FUND
ASTON/RIVER ROAD SMALL CAP VALUE FUND

River Road Asset Management, LLC ("River Road")  Meidinger Tower, Suite 1600,
462 South Fourth Street, Louisville, Kentucky 40202, was founded in 2005. River
Road is a wholly-owned subsidiary of River Road Partners, LLC ("RRP") which is majority- owned by employees of River Road. As of December 31, 2008, River Road managed approximately $2.6 billion in assets.

ASTON/OPTIMUM MID CAP FUND

Optimum Investment Advisors, LLC ("Optimum") is located at 100 South Wacker
Drive, Suite 2100, Chicago, Illinois 60606. Optimum is majority-owned by Optimum
Investment Group, LLC. As of December 31, 2008, Optimum managed more than $1.2 billion in assets for investment companies, institutional and high net-worth clients.

ASTON VALUE FUND

MFS Institutional Advisors Inc. ("MFSI"), 500 Boylston Street, Boston,
Massachusetts 02116, is a wholly-owned subsidiary of Massachusetts Financial
Services Company ("MFS"). MFS, a Delaware corporation, is a subsidiary of Sun
Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $128 billion as of December 31, 2008.

ASTON/TCH FIXED INCOME FUND

Taplin, Canida & Habacht, LLC ("Taplin"), 1001 Brickell Bay Drive, Suite 2100,
Miami, Florida 33131, was founded in 1985 and as of December 31, 2008 had approximately $7.3 billion in assets under management. As of November 2008,
Taplin is a majority-owned subsidiary of Marshall & IIsley Corporation. Taplin provides investment management services to investment companies, high net worth individuals and institutional accounts.

ASTON/NEPTUNE INTERNATIONAL FUND

Neptune Investment Management Limited ("Neptune"), 1 Hammersmith Grove, London
W6 ONB, was founded in May 2002. Robin Geffen is the majority shareholder of the firm. As of December 31, 2008, Neptune managed approximately $3.9 billion in assets under management outside of the United States. Except for the Fund,
Neptune had not previously managed U.S. mutual funds.

ASTON/BARINGS INTERNATIONAL FUND

Barings International Investment Limited, 155 Bishopsgate, London, EC2M 3XY,
United Kingdom, the Subadviser, is a subsidiary of Baring Asset Management
Limited (together with its subsidiaries and Baring Asset Management, Inc.
constitute the "Barings Group"). As of December 31, 2008, Barings Group managed approximately $32.4 billion in assets, in institutional accounts and mutual funds.

                                       34

Management of the Funds (continued)
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                           Portfolio
FUND NAME                  Manager(s)  Investment Experience
--------------------------------------------------------------------------------------
MONTAG & CALDWELL GROWTH FUND
MONTAG & CALDWELL BALANCED FUND

        Ronald E. Canakaris, CFA, CIC  Portfolio Manager since the Funds' inceptions in 1994; Chairman, Chief Executive Officer and
                                       Chief Investment Officer of Montag & Caldwell.
                                       He has been with the firm since 1972 and is
                                       responsible for developing the firm's
                                       investment process. He has a BS and BA from the
                                       University of Florida.

ASTON GROWTH FUND

        Ronald E. Canakaris, CFA, CIC  Portfolio Manager of the Fund since January
                                       2008. Please see above.

ASTON/FORTIS REAL ESTATE FUND

                       Joseph Pavnica  Co-Portfolio Manager since October 2005. Mr.
                                       Pavnica joined the property team of FIM and its
                                       predecessors in March 2001 and was employed by
                                       its predecessor firm from 1997-2001. During his
                                       tenure, Mr. Pavnica has been responsible for
                                       analyzing and providing investment
                                       recommendations for various property sectors
                                       including: retail, multi-family, hotels,
                                       industrial, and self-storage. Mr. Pavnica
                                       received his BS in Accounting from St. Joseph's
                                       College and his MBA from Indiana University
                                       Northwest.

                        James Hardman  Co-Portfolio Manager since January 2009. Mr.
                                       Hardman joined FIM and its predecessors and/or
                                       affiliates in April 2005 as an investment
                                       analyst. During his tenure, Mr. Hardman has
                                       been responsible for analyzing and providing
                                       recommendations for the diversified,
                                       healthcare, industrial, lodging, office, self
                                       storage, and net lease sectors. From May 2000
                                       to April 2005, Mr. Hardman worked as an
                                       investment and strategy analyst for Security
                                       Capital Research & Management. While there Mr.
                                       Hardman conducted detailed valuation analysis,
                                       performed fundamental research, and designed
                                       and implemented portfolio management tools. Mr.
                                       Hardman was a real estate consultant for Ernst
                                       & Young Real Estate Advisory Group from May
                                       1998 to April 2000, where he developed
                                       strategic solutions for various real estate
                                       firms. Mr. Hardman has a BS degree in
                                       Accounting and Finance from Indiana University.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND

                     B. Anthony Weber  Portfolio Manager since the Fund's inception in
                                       1998; President and Chief Investment Officer of
                                       Veredus. He is responsible for the day-to-day
                                       management of the Fund. Mr. Weber was President
                                       and Senior Portfolio Manager of SMC Capital,
                                       Inc. from 1993-1998. He has over 25 years of
                                       investment management experience. He received a
                                       BA from Centre College of Kentucky.

          Charles F. Mercer, Jr., CFA  Portfolio Manager of the Fund since January
                                       2009; Mr. Mercer is Executive Vice President
                                       and founding partner of Veredus. Mr. Mercer was
                                       the Director of Research from 1998 to 2003.
                                       Prior experience includes research analyst at
                                       SMC Capital, Inc. and a trader at Suntrust Bank
                                       from 1996 to 1998. Mr. Mercer has a BA from
                                       Vanderbilt University.

              Michael E. Johnson, CFA  Portfolio Manager of the Fund and Vice
                                       President of Veredus since January 2009.  Mr.
                                       Johnson joined Veredus in March of 2000 as a
                                       research analyst. From August 2003 through
                                       December 2008, he was the Director of Research.
                                       Previously he was a portfolio manager at Stock
                                       Yards Bank and Trust from 1997 to 2000.
                                       Additionally, Mr. Johnson has prior experience
                                       at Charles Schwab. He received a BS in Finance
                                       from Ball State University.

ASTON/VEREDUS SELECT GROWTH FUND

                     B. Anthony Weber  Portfolio Manager of the Fund since September
                                       21, 2002. Please see above.

          Charles F. Mercer, Jr., CFA  Portfolio Manager of the Fund since the Fund's inception in December 2001. Please see above.

              Michael E. Johnson, CFA  Portfolio Manager of the Fund since January
                                       2009. Please see above.

                                       35

Management of the Funds (continued)
--------------------------------------------------------------------------------

                           PORTFOLIO
FUND NAME                  MANAGER(S)  INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/TAMRO SMALL CAP FUND

                 Philip D. Tasho, CFA  Portfolio Manager since the Fund's inception in
                                       November 2000; President and Chief Investment
                                       Officer of TAMRO. He is responsible for the
                                       day-to-day management of the Fund. Most
                                       recently, Mr. Tasho served as Chief Executive
                                       Officer and Chief Investment Officer of Riggs
                                       Investment Management Corp. (RIMCO), from 1995
                                       to 2000. He began his investment management
                                       career in 1980. He received his MBA from George
                                       Washington University.

ASTON/RIVER ROAD SMALL-MID CAP FUND
ASTON/RIVER ROAD SMALL CAP VALUE FUND

              James C. Shircliff, CFA  Portfolio Manager since the Funds' inception and CEO and Chief Investment Officer of River
                                       Road.  Mr. Shircliff was formerly employed as
                                       Portfolio Manager and Director of Research for
                                       Commonwealth SMC (SMC Capital, Inc.) from 1998-
                                       2005.  Additionally, Mr. Shircliff has served
                                       as Special Situations Analyst and Fund Manager
                                       for Oppenheimer Management and Partner and
                                       Director of Research for Southeastern Asset
                                       Management.  Mr. Shircliff has more than 30
                                       years of investment management experience.  He
                                       received his BS from the University of
                                       Louisville and holds the Chartered Financial
                                       Analyst designation.

                       R. Andrew Beck  Portfolio Manager since the Funds' inception and President of River Road.  Mr. Beck was
                                       formerly employed as Senior Vice President and
                                       Portfolio Manager for Commonwealth SMC (SMC
                                       Capital, Inc.) from 1999-2005.  Mr. Beck
                                       received his BS from the University of
                                       Louisville and his MBA from Babson College.

           Henry W. Sanders, III, CFA  Portfolio Manager since the Funds' inception and Executive Vice President of River Road.
                                       Mr. Sanders was formerly employed as Senior
                                       Vice President and Portfolio Manager for
                                       Commonwealth SMC from 2002-2005.  Additionally,
                                       Mr. Sanders has served as President for Bridges
                                       Capital Management and Vice President for
                                       PRIMCO Capital Management.  He received his BS
                                       from Bellarmine University, his MBA from Boston
                                       College and holds the Chartered Financial
                                       Analyst designation.

ASTON/RIVER ROAD DIVIDEND ALL CAP
VALUE FUND

              James C. Shircliff, CFA  Portfolio Manager since the Fund's inception.
                                       Please see above.

           Henry W. Sanders, III, CFA  Portfolio Manager since the Fund's inception.
                                       Please see above.

                Thomas S. Forsha, CFA  Portfolio Manager of the Fund since June 2007 and Vice President of River Road. Mr. Forsha
                                       was formerly employed by ABN AMRO from 1998-
                                       2005, where he served as Equity Analyst and
                                       Portfolio Manager and was responsible for
                                       management of the North America equity
                                       allocation of the firm's Global High Income
                                       Equity Fund. He received his BS in Finance from
                                       The Ohio State University's Fisher College of
                                       Business and his MBA from The University of
                                       Chicago's Graduate School of Business in 2006.
                                       Mr. Forsha is a member of the CFA Institute and
                                       the CFA Society of Louisville.

                                       36

Management of the Funds (continued)
--------------------------------------------------------------------------------

                           PORTFOLIO
FUND NAME                  MANAGER(S)  INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP FUND

                    Thyra E. Zerhusen  Portfolio Manager of the Fund since May 1999;
                                       Ms. Zerhusen joined the investment team of
                                       Optimum in October 2003. From April 1999 to
                                       September 2003 she was on the investment team
                                       of Talon Asset Management and from 1993 to 1999
                                       she was Senior Vice President and Principal at
                                       the Burridge Group. She has a Diplom Ingenieur
                                       from the Swiss Federal Institute of Technology
                                       and an MA in Economics from the University of
                                       Illinois.

                      Marie L. Lorden  Co-Portfolio Manager of the Fund since March
                                       2009; Ms. Lorden joined Optimum in September of
                                       2003. Ms. Lorden is responsible for research
                                       and analysis of existing and potential
                                       holdings, as well as mutual fund, institutional
                                       relationship, and portfolio management.
                                       Previously, Ms. Lorden held positions
                                       specializing in equity product analysis with
                                       Zurich Insurance Group, Driehaus Capital
                                       Management, and The Burridge Group where she
                                       was responsible for equity maintenance research
                                       and institutional client relationships. Prior
                                       to joining Optimum, Ms. Lorden was a Project
                                       Manager at Radio Free Europe in Prague, Czech
                                       Republic. Ms. Lorden received her BS from
                                       EImhurst College in 1982 and her MBA from the
                                       Keller Graduate School of Management.

                      Mary L. Pierson  Co-Portfolio Manager of the Fund since March
                                       2009; Ms. Pierson joined Optimum in May of
                                       2004. Ms. Pierson is responsible for research
                                       and analysis of existing and potential
                                       holdings, as well as mutual fund, institutional
                                       relationship, and portfolio management. Her
                                       prior experience includes 15 years with Harris
                                       Bancorp and Harris Futures Corporation. While
                                       general manager at Harris Futures Corporation,
                                       she was responsible for managing all aspects of
                                       the institution, which operated as a financial
                                       futures broker. In prior positions at Harris,
                                       Ms. Pierson conducted in-depth international
                                       economic research and analysis of foreign
                                       exchange exposure issues, along with currency
                                       trends and foreign political conditions related
                                       to investments. Ms. Pierson received her BA in
                                       Economics from DePauw University, her MA in
                                       Economics from Northwestern University and her
                                       MBA in Finance from The University of Chicago.

                                       37

Management of the Funds (continued)
--------------------------------------------------------------------------------

                           PORTFOLIO
FUND NAME                  MANAGER(S)  INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON VALUE FUND

                    Nevin P. Chitkara  Portfolio Manager of the Fund as of May 2006;
                                       Vice President for MFSI. Mr. Chitkara joined
                                       the Subadviser in 1997 as an equity research
                                       analyst. He holds an MBA from the MIT Sloan
                                       School of Management and a BS in Business
                                       Administration from Boston University.

                Steven R. Gorham, CFA  Portfolio Manager of the Fund since January
                                       2002; Senior Vice President for the Subadviser.
                                       Mr. Gorham joined the Subadviser in 1989 and
                                       became an equity research analyst in 1992. From
                                       1995 and 2000, he worked as an international
                                       analyst. He holds an MBA from Boston College
                                       and a BS from the University of New Hampshire.

                     Brooks A. Taylor  Portfolio Manager of the Fund since March 2008.
                                       Investment Officer of the Subadviser. Mr.
                                       Taylor joined MFSI in 1996 as an equity
                                       research analyst and was named portfolio
                                       manager in 2000. He holds an MBA from the
                                       University of Pennsylvania and a BA from Yale
                                       University.

                Jonathan W. Sage, CFA  Portfolio Manager of the Fund since March 2008.
                                       Investment Officer of the Subadviser. Mr. Sage
                                       joined MFSI in 2000 as a quantitative equity
                                       research analyst and was named portfolio
                                       manager in 2005. He holds a BA from Tufts
                                       University.

ASTON/TCH FIXED INCOME FUND

             Tere Alvarez Canida, CFA  Co-Portfolio Manager of the Fund since December
                                       1, 2006 and President and Managing Principal of
                                       Taplin. Ms. Canida has over 28 years of
                                       investment experience. She previously served as
                                       Vice President and Senior Investment Officer of
                                       Southeast Bank. She received her BS from
                                       Georgetown University in 1975, and her MBA from
                                       The George Washington University in 1976. She
                                       became a Chartered Financial Analyst in 1983.

                      Alan M. Habacht  Co-Portfolio Manager of the Fund since December
                                       1, 2006 and Principal of Taplin. Mr. Habacht
                                       has over 37 years of investment experience.
                                       Before joining Taplin, he served as Senior Vice
                                       President and portfolio manager for INVESCO
                                       Capital Management. He also served as a
                                       security analyst for Weiss, Peck & Greer,
                                       Alliance Capital Management, and Bache &
                                       Company. He received his BA in Finance from
                                       Boston University in 1968.

               William J. Canida, CFA  Co-Portfolio Manager of the Fund since December
                                       1, 2006 and Principal of Taplin. Mr. Canida has
                                       over 30 years of investment experience. Prior
                                       to joining Taplin, he served as Vice President
                                       and Senior Investment Officer for Harris Trust
                                       Company of Florida. He also was Vice President
                                       and Treasurer of AmeriFirst Florida Trust
                                       Company and Southeast Bank. Mr. Canida received
                                       his BA in 1973 and his MBA in 1975, both from
                                       Indiana University. He has also attended the
                                       National Graduate Trust School of Northwestern
                                       University, and became a Chartered Financial
                                       Analyst in 1982.

                                       38

Management of the Funds (continued)
--------------------------------------------------------------------------------

                            PORTFOLIO
FUND NAME                  MANAGER(S)  INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------
ASTON/NEPTUNE INTERNATIONAL FUND

                         Robin Geffen  Portfolio Manager since the Fund's inception.
                                       Mr. Geffen has also served as Managing Director
                                       and Chief Investment Officer of Neptune since
                                       the firm's inception in May 2002. Prior to
                                       launching Neptune, Mr. Geffen was the CIO and
                                       most recently Global CIO-Pensions at Orbitex,
                                       managing a number of funds. Mr. Geffen, a
                                       graduate of Keble College, Oxford, began his
                                       investment career in 1979.

ASTON/BARINGS INTERNATIONAL FUND

                 David Bertocchi, CFA  Portfolio Manager of the Fund since April 2008,
                                       Mr. Bertocchi joined Barings Asset Management
                                       in 2000 and was appointed Divisional Director
                                       in 2004. With over ten years of investment
                                       experience, Mr. Bertocchi is responsible for
                                       international equity focused on EAFE markets
                                       and global portfolios. Previously, he managed
                                       the Baring Global Equity Unit Trust and the
                                       Global Institutional Funds. He is a past member
                                       of Barings European and UK equity teams. Mr.
                                       Bertocchi holds an MBA from London Business
                                       School and a Bachelor of Science in Mechanical
                                       Engineering from the University of Calgary
                                       (Canada).

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                       39

Management of the Funds (continued)
--------------------------------------------------------------------------------

                                                                                  MANAGEMENT FEE PAID FOR
FUND NAME                                           MANAGEMENT FEE               FISCAL YEAR ENDED 10/31/08
                                           (as a percentage of net assets)    (as a percentage of net assets)
Montag & Caldwell Growth Fund                  First $800 million 0.80%
                                               Over $800 million 0.60%                      0.69%
Aston/Veredus Select Growth Fund                        0.80%                               0.76%(a)
Aston Growth Fund                                       0.70%                               0.69%
Aston Value Fund                                        0.80%                               0.64%(a)
Aston/River Road Dividend All Cap Value                 0.70%                               0.65%(a)
Aston/Optimum Mid Cap Fund                     First $100 million 0.80%
                                               Next $300 million 0.75%
                                               Over $400 million 0.70%                      0.73%
Aston/River Road Small-Mid Cap Fund                     1.00%                               0.94%(a)
Aston/Veredus Aggressive Growth Fund                    1.00%                               0.94%(a)
Aston/TAMRO Small Cap Fund                              0.90%                               0.88%(a)
Aston/River Road Small Cap Value Fund                   0.90%                               0.90%
Aston/Neptune International Fund                        1.00%                               0.00%(a)
Aston/Barings International Fund                        1.00%                               0.00%(a)
Aston/Fortis Real Estate Fund                           1.00%                               0.80%(a)
Montag & Caldwell Balanced Fund                         0.75%                               0.36%(a)
Aston/TCH Fixed Income Fund                             0.55%                               0.14%(a)

(a)Taking into account fee waivers then in effect.

                                       40

Management of the Funds (continued)
--------------------------------------------------------------------------------

RELATED PERFORMANCE
--------------------------------------------------------------------------------

ASTON/BARINGS INTERNATIONAL FUND

The following is a composite of international equity accounts managed by Baring
Asset Management. As of December 31, 2008, the composite was composed of 5 accounts and assets of $293 million, which represents all separately managed accounts following the international equity strategy. The investment objective, policies and strategies of Aston/Barings International Fund are substantially similar to those of the accounts comprising the composite.

                                  TOTAL RETURN

                                                  MSCI EAFE
Year End                  Composite(a)            Index(a)
--------                  ------------            ----------
2008                         (40.01)%              (43.38)%
2007                           20.31%                11.17%
2006                           31.29%                26.34%
2005                           14.32%                13.54%
2004                           22.69%                20.25%
2003                           38.91%                38.59%
2002                         (12.96)%              (15.94)%
2001                         (25.97)%              (21.44)%
2000                         (22.50)%              (14.17)%
1999                           35.27%                26.97%

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                  MSCI EAFE
                          Composite(a)            Index(a)
                          ------------            ---------
One Year                     (40.01)%              (43.38)%
Three Year                    (1.78)%               (7.35)%
Five Year                       5.86%                 1.66%
Ten Year                        2.23%                 0.80%

(a)The MSCI EAFE Index reflects the total return of securities comprising the index, including changes in the market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the index do not reflect the deduction of transaction costs or expenses, including management fees.

The performance of the composite does not represent the historical performance of the Aston/Barings International Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. Composite results are shown net of management fees of accounts comprising the composite. If the Fund's fees and expenses had been used in calculating the composite's performance, the performance of the composite would have been lower. In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of
1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

                                       41

Shareholder Information
--------------------------------------------------------------------------------

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

-     Read this prospectus carefully.

-     Determine how much you want to invest. The minimum initial investment requirements for Class I shares of each Fund are as follows:

      o     Montag & Caldwell Growth Fund: $5 million

      o     Aston/Veredus Select Growth Fund: $2 million

      o     Aston Growth Fund: $5 million

      o     Aston Value Fund: $2 million

      o     Aston/River Road Dividend All Cap Value Fund: $1 million

      o     Aston/Optimum Mid Cap Fund: $2 million

      o     Aston/River Road Small-Mid Cap Fund: $1 million

      o     Aston/Veredus Aggressive Growth Fund: $2 million

      o     Aston/TAMRO Small Cap Fund: $2 million

      o     Aston/River Road Small Cap Value Fund Fund: $1 million

      o     Aston/Neptune International Fund: $1 million

      o     Aston/Barings International Fund: $1 million

      o     Aston/Fortis Real Estate Fund: $2 million

      o     Montag & Caldwell Balanced Fund: $1 million

      o     Aston/TCH Fixed Income Fund: $2 million

-     Balances within the same Fund can be aggregated to meet the minimum initial investment requirements for the accounts of:

      o     clients of a financial consultant

      o     immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)

      o     a corporation or other legal entity

-     Minimum initial investment requirements may be waived:

      o     for Trustees of the Trust and employees of the Adviser, its affiliates, and the Subadvisers, as well as their spouses.

      o     with a "letter of intent" explaining how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

      o     The Trust reserves the right to waive a Fund's minimum initial investment requirement for any reason.

-     Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m.
      Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.

-     Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the
      "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges and to avoid any delay and inconvenience of requesting these in writing at a later date.

-     Make your initial investment using the following table as a guideline.

-     All account openings and subsequent investment requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-     The account number and Fund name are included.

-     The amount of the transaction is specified in dollars or shares.

-     Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-     Any required Medallion Signature Guarantees are included.

-     Other supporting legal documents (as necessary) are present, including such "Requirements For Written Requests" as described later in this
      "Shareholder Information" Section.

                                       42

Shareholder Information (continued)
--------------------------------------------------------------------------------

                                           TO ADD TO AN ACCOUNT
BUYING SHARES        TO OPEN AN ACCOUNT    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
---------------------------------------------------------------------------------------
THROUGH YOUR         - Your financial      - Your financial representative is
FINANCIAL              representative is     responsible for transmitting the order
REPRESENTATIVE         responsible for       promptly.
                       transmitting the
                       order promptly.

BY MAIL              - Complete and sign   - Return the investment slip from a
                       your application.     statement with your check in the envelope
ASTON FUNDS                                  provided and mail to us at the address at
P.O. BOX 9765        - Make your check       the left.
PROVIDENCE, RI         payable to Aston
02940                  Funds and mail to   - We accept checks, bank drafts, money
                       us at the address     orders, wires and ACH for purchases (see
OR                     at the left.          "Other Features" later in this
                                             "Shareholder Information" Section). Checks
OVERNIGHT DELIVERY   - We accept checks,     must be drawn on U.S. banks. There is a
                       bank drafts, money    minimum $20 charge for returned checks.
ASTON FUNDS            orders, wires and
101 SABIN STREET       ACH for purchases.  - Give the following wire/ACH information to
PAWTUCKET, RI 02860    Checks must be        your bank:
                       drawn on U.S.         PNC Bank
                       banks to avoid any    ABA #031-000-053
                       fees or delays in     For: Aston Funds
                       processing.           A/C 8611758079
                                             FBO "Aston Fund Number" "Your Account
                     - We do not accept      Number"
                       travelers,
                       temporary, post-    - Include your name, account number,
                       dated, credit card    taxpayer identification number or social
                       courtesy, second      security number, address and the Fund(s)
                       or third party        you wish to purchase in the wire
                       checks (which are     instructions.
                       checks made
                       payable to someone  - We do not accept travelers, temporary,
                       other than the        post-dated, credit card courtesy, second
                       Funds, including      or third party checks (which are checks
                       you).                 made payable to someone other than the
                                             Funds, including you).

                                           - For your protection, our current Internet
                                             capabilities allow you to check balances
                                             and transfer monies only between Aston
                                             Funds. Please contact us via mail with a
                                             signed letter of instruction for all other
                                             changes to your account.

BY PHONE             - Obtain a Fund and   - Verify that your bank or credit union is a
                       account number by     member of the ACH.
800 992-8151           calling Aston
                       Funds at the        - To place your request with an Investor
                       number at the         Services Associate, call between 9 a.m.
                       left.                 and 7 p.m. ET, Monday - Friday.

                     - Instruct your bank  - You should complete the "Bank Account
                       (who may charge a     Information" section of your account
                       fee) to wire or       application.
                       ACH the amount of
                       your investment.    - When you are ready to add to your account,
                                             call Aston Funds and tell the
                     - Give the following    representative the Fund name, account
                       wire/ACH              number, the name(s) in which the account
                       information to        is registered and the amount of your
                       your bank:            investment.

                       PNC Bank            - Instruct your bank (who may charge a fee)
                       ABA #031-000-053      to wire or ACH the amount of your
                       For: Aston Fund       investment.
                       A/C 8611758079
                       FBO "Aston Fund     - Give the following wire/ACH information to
                       Number" "Your         your bank:
                       Account Number"       PNC Bank
                                             ABA #031-000-053
                     - Return your           For: Aston Funds
                       completed and         A/C 8611758079
                       signed application    FBO "Aston Fund Number" "Your Account
                       to:                   Number"

                       Aston Funds         - Include your name, account number,
                       P.O. Box 9765         taxpayer identification number or social
                       Providence, RI        security number, address and the Fund(s)
                       02940                 you wish to purchase in the wire
                                             instructions.

                                       43

Shareholder Information (continued)
--------------------------------------------------------------------------------

                                           TO ADD TO AN ACCOUNT
BUYING SHARES        TO OPEN AN ACCOUNT    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
---------------------------------------------------------------------------------------

BY INTERNET          - Download the        - Verify that your bank or credit union is a
                       appropriate           member of the ACH.
WWW.ASTONFUNDS.COM     account
                       application(s)      - Complete the "Purchase, Exchange and
                       from our Web site.    Redemption Authorization" section of your
                                             account application.
                     - Complete and sign
                       the                 - Self-register for online account access at
                       application(s).       www.astonfunds.com. Your social security
                       Make your check       number or employer identification number,
                       payable to Aston      account number and other security
                       Funds and mail it     validating information will be required
                       to the address        for registration.
                       under "By Mail"
                       above.              - When you are ready to add to your account,
                                             access your account through Aston Funds'
                                             Web site and enter your purchase
                                             instructions in the highly secure area for
                                             shareholders only called "Account Access."
                                             ACH purchases on the Internet may take 3
                                             to 4 business days.

Other funds in the Aston family of funds and share classes of Aston Funds are available through separate prospectuses. Please call 800 992-8151 for more information.

EXCHANGING SHARES
--------------------------------------------------------------------------------

After you have opened an account with us, you can exchange your shares within
Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. (For example, from Aston Growth Fund Class I shares to Aston Value Fund
Class I shares.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the
Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax deferred account is subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.

                                       44

Shareholder Information (continued)
--------------------------------------------------------------------------------

SELLING/REDEEMING SHARES
--------------------------------------------------------------------------------

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in
"good order." The following table shows guidelines for selling shares.

SELLING SHARES    DESIGNED FOR...       TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------------------------------------------------------------------
THROUGH YOUR      - Accounts of any     - Your financial representative is responsible
FINANCIAL           type                  for transmitting the order promptly.
REPRESENTATIVE

BY MAIL           - Accounts of any     - Write and sign a letter of instruction
                    type                  indicating the Fund name, Fund number, your
ASTON FUNDS                               account number, the name(s) in which the
P.O. BOX 9765     - Sales or              account is registered and the dollar value
PROVIDENCE, RI      redemptions of any    or number of shares you wish to sell.
02940               size (For
                    redemptions over    - Include all signatures and any additional
OR                  $50,000, please       documents that may be required (see "Selling
                    see Medallion         Shares in Writing" on the next page).
OVERNIGHT           Signature             Signatures must be in original form, as
DELIVERY            Guarantee on the      photocopies are not accepted.
                    next page)
ASTON FUNDS                             - Mail to us at the address at the left.
101 SABIN STREET
PAWTUCKET, RI                           - A check will be mailed to the name(s) and
02860                                     address in which the account is registered.
                                          If you would like the check mailed to a
                                          different address, you must write a letter
                                          of instruction and have it Medallion
                                          Signature Guaranteed.

                                        - Proceeds may also be sent by wire or ACH
                                          (see "Other Features" later in this
                                          "Shareholder Information" Section).

BY PHONE          - Non-retirement      - For automated service 24 hours a day using
                    accounts              your touch-tone phone, call us at the number
800 992-8151                              to the left.
                  - Sales of up to
                    $50,000 (for        - To place your request with an Investor
                    accounts with         Services Associate, call between 9 a.m. and
                    telephone account     7 p.m. ET, Monday - Friday.
                    privileges)
                                        - A check will be mailed to the name(s) and
                                          address in which the account is registered.
                                          If you would like the check mailed to a
                                          different address, you must write a letter
                                          of instruction and have it Medallion
                                          Signature Guaranteed.

                                        - Proceeds may also be sent by wire or ACH
                                          (see "Other Features" later in this
                                          "Shareholder Information" Section).

                                        - The Funds reserve the right to refuse any
                                          telephone sales request and may modify the
                                          procedures at any time. The Funds make
                                          reasonable attempts to verify that telephone
                                          instructions are genuine, but you are
                                          responsible for any loss that you may incur
                                          from telephone requests.

                                       45

Shareholder Information (continued)
--------------------------------------------------------------------------------

SELLING SHARES       DESIGNED FOR...       TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------------------------------------------------------------------
BY INTERNET           - Non-retirement     - Complete the "Purchase, Exchange and
                        accounts             Redemption Authorization" section of your
WWW.ASTONFUNDS.- COM                         account application.

                                           - Self-register for an online account at
                                             www.astonfunds.com. Your social security
                                             number or employer identification number,
                                             account number and other security validating
                                             information will be required for
                                             registration.

                                           - When you are ready to redeem a portion of
                                             your account, access your account through
                                             Aston Funds' Web site and enter your
                                             redemption instructions in the highly secure
                                             area for shareholders only called "Account
                                             Access."  A check for the proceeds will be
                                             mailed to you at your address of record.

                                           - Proceeds may also be sent by wire or ACH
                                            (see "Other Features" later in this
                                            "Shareholder Information" Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing.
You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-     your address of record has changed within the past 30 days

-     you are selling more than $50,000 worth of shares (except for Montag &
      Caldwell Growth Fund and Montag & Caldwell Balanced Fund)

-     you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer
Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion
Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion
Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock
Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE
GUARANTEE.

                                       46

Shareholder Information (continued)
--------------------------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
-------------------------------------------------------------------------------------
Owners of individual,   - Letter of instruction
joint, sole
proprietorship,         - On the letter, the signatures and titles of all persons
UGMA/UTMA, or general     authorized to sign for the account, exactly as the account
partner accounts          is registered, must be in original form, as photocopies are not accepted

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners of corporate or  - Letter of instruction
association accounts
                        - Corporate resolution certified within the past 12 months

                        - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners or trustees of   - Letter of instruction
trust accounts
                        - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose co-    be in original form, as photocopies are not accepted
tenants are deceased
                        - Certified copy of death certificate

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Executors of            - Letter of instruction signed by executor must be in
shareholder estates       original form, as photocopies are not accepted

                        - Certified copy of order appointing executor

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other     - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous
sellers or account        page for more details)
types not listed above

IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form, or download a form from our
                          website at www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion
Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the
Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

-     You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

-     To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees they may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

AUTOMATED CLEARING HOUSE (ACH).  To transfer money between your bank account and your Aston Funds account(s):

-     You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on

                                       47

Shareholder Information (continued)
--------------------------------------------------------------------------------

      the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

-     Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

-     There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of
1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each
Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make payments for larger redemptions to you in the form of certain marketable securities of a
Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY CONVERSIONS/REDEMPTIONS

To reduce expenses, we may transfer your account to Class N shares of the respective Fund, if applicable, if its value falls below the minimum initial investment. Additionally, we may sell your shares and close your fund account(s)
if its value falls below the minimum initial investment as a result of your transaction activity. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we convert your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above the minimum initial investment to avoid transferring your account to a different class. We will not convert fund positions where there is an approved
"letter of intent." Redemption fees will not be assessed on involuntary conversions.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET)
by dividing the net assets of the class by the number of shares outstanding.
Currently, the Funds observe the following holidays: New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the
Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The
Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment
Adviser in accordance with guidelines adopted by the Board of Trustees.

Certain Funds may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when a Fund does not price its shares. Therefore the value of a Fund's holdings may change on days when you will not be able to purchase or redeem its shares.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market.
Under a Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by a Fund to a significant extent. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The
NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically

                                       48

Shareholder Information (continued)
--------------------------------------------------------------------------------

4 p.m. ET) for same day processing. On days when the Federal Reserve Cash
Settlement System closes earlier than normal, these times may be accelerated.
Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston
Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

-     refuse any purchase or exchange of shares if it could adversely affect a
      Fund or its operations;

-     suspend the offering of Fund shares;

-     change the initial and additional investment minimums or to waive these minimums for any investor;

-     delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

-     change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds.
An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston
Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact a Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

-     Aston/Fortis Real Estate Fund, Aston/Neptune International Fund and
      Aston/Barings International Fund have adopted a redemption fee for shares held less than 90 calendar days;

-     The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-     The Funds or their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

-     The Funds reserve the right to:

      o     Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;

      o     Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

      o     Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

      o     Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

      o     Delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading, or during unusual market conditions)

      o     Suspend redemptions as permitted by law (e.g., emergency situations)

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive

                                       49

Shareholder Information (continued)
--------------------------------------------------------------------------------

trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES

Aston/Fortis Real Estate Fund, Aston/Neptune International Fund and
Aston/Barings International Fund assess a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-
in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds' policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds' redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following:
shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic
Withdrawal Plan; redemptions of shares through an Automatic Investment Plan;
accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds'
Administrator believes it to be in the best interest of the Funds and in accordance with the Funds' policies and procedures to waive the redemption fee on behalf of the Funds.

ACCOUNT POLICIES AND DIVIDENDS
--------------------------------------------------------------------------------

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

-     after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

-     after any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to the investor during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS

The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a Fund's investments less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDENDS

The table on the next page shows the Funds' dividend and distribution schedule.

DIVIDEND REINVESTMENTS

Investors may have their dividends and distributions reinvested in additional shares of a Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

                                       50

Shareholder Information (continued)
--------------------------------------------------------------------------------

                              DISTRIBUTION SCHEDULE

FUNDS                                            DIVIDENDS, IF ANY        CAPITAL GAINS DISTRIBUTIONS, IF ANY
Equity, International and Sector Funds, (except  - Declared and paid      - Distributed at least once a year,
  Aston/River Road Dividend All Cap Value          annually                 generally in December
  Fund and Aston Value Fund)

Balanced Fund and Aston Value Fund               - Declared and paid      - Distributed at least once a year,
                                                   quarterly                generally in December

Fixed Income Fund and Aston/River Road           - Declared and paid      - Distributed at least once a year,
  Dividend All Cap Value Fund                      monthly                  generally in December

UNCASHED CHECKS

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Trust to remit uncashed checks to the appropriate state after a specific period of time.

ADDITIONAL INVESTOR SERVICES
--------------------------------------------------------------------------------

ASTON FUNDS WEB SITE

The Funds maintain a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and a Funds' NAVs through our Web site. Self-register for an online account at
www.astonfunds.com. Your social security number or employer identification number, account number and other security validity information will be required to register. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

COMPENSATION TO INTERMEDIARIES
--------------------------------------------------------------------------------

In addition to distribution and service fees paid by the Funds, the Adviser may pay compensation to intermediaries that distribute and/or service investors in the Funds out of its own assets and not as an additional charge to the Funds.
These additional payments, which are sometimes referred to as "revenue sharing,"
may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the
Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through incentive programs of Aston in a manner that favors one Aston Fund or group of
Funds over another Aston Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

The Subadvisers attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The
Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

                                       51

Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations.
If you have any tax-related questions relating to your investments in an Aston
Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.

TAXES

For federal income tax purposes:

-     The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash.
      You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

-     Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

-     Distributions of qualified dividend income (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Funds at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Code with respect to your
      Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2010. Dividends received by a Fund from most
      REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund.
      Therefore, it is not expected that a significant amount of the
      Aston/Fortis Real Estate Fund's distributions will qualify for treatment as qualified dividend income when distributed by the Fund.

-     Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long- term capital loss) are taxable as ordinary income regardless of how long you have held shares of a Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset short-term capital gain distributions you receive from a Fund with capital losses.

-     Distributions declared to shareholders of record in October, November or
      December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on
      December 31 of the year in which the distribution was declared.

-     When you sell or exchange shares (other than shares held in a tax-deferred account), it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31,
      2010, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. You are responsible for any tax liabilities generated by your transactions.

-     If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal
      Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

-     If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as
      "buying a dividend."

-     If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income.
      You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements.

                                       52

Financial Highlights
--------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Funds'
financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2008 which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the
Funds' Annual Report, which is available upon request.

MONTAG & CALDWELL GROWTH FUND
--------------------------------------------------------------------------------

                                              Year       Year        Year        Year        Year
                                              Ended      Ended       Ended       Ended       Ended
                                            10/31/08   10/31/07    10/31/06    10/31/05    10/31/04
                                            --------   --------    --------    --------    --------
Net Asset Value, Beginning of Period          $31.61      $25.24      $23.44      $21.61      $20.84
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                         0.13(a)     0.14(a)     0.13(a)     0.11(a)     0.10(a)
  Net realized and unrealized gain (loss)
     on investments                            (8.70)       6.55        1.82        1.83        0.77
                                              ------      ------      ------      ------      ------
  Total from investment operations             (8.57)       6.69        1.95        1.94        0.87
                                              ------      ------      ------      ------      ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                         (0.07)      (0.14)      (0.15)      (0.11)      (0.10)
  Distributions from net realized gain on
     investments                               (4.03)      (0.18)         --          --          --
                                              ------      ------      ------      ------      ------
  Total distributions                          (4.10)      (0.32)      (0.15)      (0.11)      (0.10)
                                              ------      ------      ------      ------      ------
Net increase (decrease) in net asset value    (12.67)       6.37        1.80        1.83        0.77
                                              ------      ------      ------      ------      ------
Net Asset Value, End of Period                $18.94      $31.61      $25.24      $23.44      $21.61
                                              ======      ======      ======      ======      ======

TOTAL RETURN                                  (30.96)%     26.72%       8.36%       8.99%       4.19%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)        $754,671  $1,254,382  $1,246,683  $1,727,848  $2,184,511
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                        0.83%(b)    0.79%(b)    0.78%(b)    0.75%       0.74%
  After reimbursement and/or waiver of
     expenses by Adviser                        0.83%(b)    0.79%(b)    0.78%(b)    0.75%       0.74%
Ratios of net investment income to average
  net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                        0.51%       0.51%       0.56%       0.48%       0.48%
  After reimbursement and/or waiver of
     expenses by Adviser                        0.51%       0.51%       0.56%       0.48%       0.48%
Portfolio Turnover                             52.32%      69.02%      68.74%      52.16%      52.86%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31,2007 and October
31, 2006. The interest expense is from utilizing the line of credit.

                                       53

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/VEREDUS SELECT GROWTH FUND
--------------------------------------------------------------------------------

                                                     Year        Year         Period
                                                     Ended       Ended        Ended
                                                   10/31/08    10/31/07    10/31/06(a)
                                                   --------    --------    -----------
Net Asset Value, Beginning of Period                $16.83      $13.08        $11.97
                                                                ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              (0.02)      (0.02)           --(b)(c)
  Net realized and unrealized loss on investments    (5.65)       3.77          1.11
                                                    ------      ------        ------
  Total from investment operations                   (5.67)       3.75          1.11
                                                    ------      ------        ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on
     investments                                     (2.42)         --            --
                                                    ------      ------        ------
  Total from investment operations                   (2.42)         --            --
                                                    ------      ------        ------
Net increase (decrease) in net asset value           (8.09)       3.75          1.11
                                                    ------      ------        ------
Net Asset Value, End of Period                       $8.74      $16.83        $13.08
                                                    ======      ======        ======

TOTAL RETURN                                        (38.96)%     28.52%         9.27%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $46,040      $3,216         $1,015
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses
     by Adviser                                       1.09%       1.19%         1.43%(e)
  After reimbursement and/or waiver of expenses
     by Adviser                                       1.05%       0.97%         0.98%(e)
Ratios of net investment loss to average net
  assets:
  Before reimbursement and/or waiver of expenses
     by Adviser                                      (0.30)%     (0.48)%       (0.55)%(e)
  After reimbursement and/or waiver of expenses
     by Adviser                                      (0.26)%     (0.26)%       (0.10)%(e)
Portfolio Turnover                                  387,57%     283.38%       269.88%

------------------------
(a)Aston/Veredus Select Growth Fund - Class I commenced investment operations on
September 11, 2006.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Represents less than $0.005 per share.

(d)Not Annualized.

(e)Annualized.

                                       54

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON GROWTH FUND
--------------------------------------------------------------------------------

                                                      Year           Year          Year          Year          Year
                                                      Ended          Ended         Ended         Ended         Ended
                                                    10/31/08       10/31/07      10/31/06      10/31/05      10/31/04
                                                    --------       --------      --------      --------      --------
Net Asset Value, Beginning of Period                  $22.83         $23.14        $22.97        $22.02        $21.33
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.06           0.11(a)       0.07          0.11(a)       0.01(a)
  Net realized and unrealized gain (loss) on
     investments                                       (6.04)          2.43          1.27          0.92          0.68
                                                      ------         ------        ------        ------        ------
  Total from investment operations                     (5.98)          2.54          1.34          1.03          0.69
                                                      ------         ------        ------        ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                 (0.05)         (0.11)        (0.08)        (0.08)           --
  Distributions from net realized gain on
     investments                                       (5.63)         (2.74)        (1.09)           --            --
                                                      ------         ------        ------        ------        ------
  Total distributions                                  (5.68)         (2.85)        (1.17)        (0.08)           --
                                                      ------         ------        ------        ------        ------
Net increase (decrease) in net asset value            (11.66)         (0.31)         0.17          0.95          0.69
                                                      ------         ------        ------        ------        ------
Net Asset Value, End of Period                        $11.17         $22.83        $23.14        $22.97        $22.02
                                                      ======         ======        ======        ======        ======
TOTAL RETURN                                          (33.61)%        12.19%         5.87%         4.69%         3.23%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $125,727       $247,258      $459,965      $449,492      $358,377
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                                0.90%(b)       0.83%(b)      0.81%(b)      0.82%         0.82%
  After reimbursement and/or waiver of expenses
     by Adviser                                         0.90%(b)       0.83%(b)      0.81%(b)      0.82%         0.82%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                                0.34%          0.51%         0.30%         0.49%         0.05%
  After reimbursement and/or waiver of expenses
     by Adviser                                         0.34%          0.51%         0.30%         0.49%         0.05%
Portfolio Turnover                                    122.68%         47.46%        29.07%        31.30%(c)     18.59%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of 0.01%
for the year ended October 31,2008 and of less than 0.005% for the years ended
October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit.

(c)Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

                                       55

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON VALUE FUND
--------------------------------------------------------------------------------

                                               Year         Year       Year        Period
                                               Ended        Ended      Ended       Ended
                                             10/31/08     10/31/07   10/31/06   10/31/05(a)
                                             --------     --------   --------   -----------
Net Asset Value, Beginning of Period           $15.57       $14.07     $12.16        $12.36
                                               ------       ------     ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.20         0.23       0.24          0.01(b)
  Net realized and unrealized loss on
     investments                                (5.10)        2.07       2.09         (0.21)
                                               ------       ------     ------        ------
  Total from investment operations              (4.90)        2.30       2.33         (0.20)
                                               ------       ------     ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                          (0.20)       (0.23)     (0.23)           --
  Distributions from net realized gain on
     investment                                 (1.41)       (0.57)     (0.19)           --
                                               ------       ------     ------        ------
  Total distributions                           (1.61)       (0.80)     (0.42)           --
                                               ------       ------     ------        ------
Net increase (decrease) in net asset
  value                                         (6.51)        1.50       1.91         (0.20)
                                               ======       ======     ======        ======
Net Asset Value, End of Period                  $9.06       $15.57     $14.07        $12.16
                                               ======       ======     ======        ======

TOTAL RETURN                                   (34.73)%      16.98%     19.64%        (1.62)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)         $188,688     $289,024   $247,667      $192,662
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                         0.93%(e)     0.91%      0.91%         0.91%(d)
  After reimbursement and/or waiver of
     expenses by Adviser                         0.77%(e)     0.69%      0.69%         0.69%(d)
Ratios of net investment income to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                         1.47%        1.31%      1.62%         0.40%(d)
  After reimbursement and/or waiver of
     expenses by Adviser                         1.63%        1.53%      1.84%         0.62%(d)
Portfolio Turnover                              67.57%       28.05%     26.86%        21.84%

------------------------
(a)Aston Value Fund - Class I commenced investment operations on September 20,
2005.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Annualized.

(e)Ratios of expense to average net assets included interest expense of less than 0.005% of the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expenses is from utilizing the line of credit.

                                       56

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                            Year           Period
                                                            Ended          Ended
                                                          10/31/08      10/31/07(a)
                                                          --------      -----------
Net Asset Value, Beginning of Period                        $12.57           $12.94
                                                           -------           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.41             0.16(b)
  Net realized and unrealized loss on investments            (3.55)           (0.37)
                                                           -------           ------
  Total from investment operations                           (3.14)           (0.21)
                                                           -------           ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
     income                                                  (0.34)           (0.16)
  Return of capital                                          (0.01)              --
  Distributions from net realized gain on investments        (0.66)              --
                                                           -------           ------
  Total Distributions                                        (1.01)           (0.16)
                                                           -------           ------
Net decrease in net asset value                              (4.15)           (0.37)
                                                           -------           ------
Net Asset Value, End of Period                               $8.42           $12.57
                                                           =======           ======

TOTAL RETURN                                                (26.66)%          (1.58)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $144             $197
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                  1.10%(d)         1.42%(e)
  After reimbursement and/or waiver of expenses by
     Adviser                                                  1.05%(d)         0.96%(e)
Ratios of net investment income to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                  4.06%            2.86%(e)
  After reimbursement and/or waiver of expenses by
     Adviser                                                  4.11%            3.33%(e)
Portfolio Turnover                                           48.95%          114.56%

------------------------
(a)Aston/River Road Dividend All Cap Value Fund - Class I commenced investment operations on June 28, 2007.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(e)Annualized.

                                       57

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/OPTIMUM MID CAP FUND
--------------------------------------------------------------------------------

                                                  Year          Year          Year        Year         Period
                                                  Ended         Ended         Ended       Ended        Ended
                                                10/31/08      10/31/07      10/31/06    10/31/05    10/31/04(a)
                                                --------      --------      --------    --------    -----------
Net Asset Value, Beginning of Period              $32.64        $27.34        $23.30      $22.96         $23.61
                                                  ------        ------        ------      ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.11          0.05          0.05        0.04             --(b)(c)
  Net realized and unrealized gain (loss) on
     investments                                  (13.09)         7.08          4.90        1.04          (0.65)
                                                  ------        ------        ------      ------         ------
  Total from investment operations                (12.98)         7.13          4.95        1.08          (0.65)
                                                  ------        ------        ------      ------         ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on
     investments                                   (2.19)        (1.83)        (0.91)      (0.74)            --
                                                  ------        ------        ------      ------         ------
  Total distributions                              (2.19)        (1.83)        (0.91)      (0.74)            --
                                                  ------        ------        ------      ------         ------
Net increase (decrease) in net asset value        (15.17)         5.30          4.04        0.34          (0.65)
                                                  ------        ------        ------      ------         ------
Net Asset Value, End of Period                    $17.47        $32.64        $27.34      $23.30         $22.96
                                                  ======        ======        ======      ======         ======

TOTAL RETURN                                      (42.39)%       27.43%        21.76%       4.69%         (2.80)%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $93,176      $126,691       $81,670     $73,293        $26,202
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            0.91%(e)      0.87%(e)      0.89%       0.94%          0.98%(f)
  After reimbursement and/or waiver of
     expenses by Adviser                            0.91%(e)      0.87%(e)      0.89%       0.94%          0.98%(f)
Ratios of net investment income (loss) to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                            0.43%         0.19%         0.18%       0.21%         (0.04)%(f)
  After reimbursement and/or waiver of
     expenses by Adviser                            0.43%         0.19%         0.18%       0.21%         (0.04)%(f)
Portfolio Turnover                                 22.58%        26.15%        30.65%      27.42%         26.64%

------------------------
(a)Aston/Optimum Mid Cap Fund - Class I commenced investment operations on July
6, 2004.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Represents less than $0.005 per share.

(d)Not Annualized.

(e)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008 and the year ended October 31,
2007, which is not included in the contractual expense limitation.  The interest expense is from utilizing the line of credit.

(f)Annualized.

                                       58

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/RIVER ROAD SMALL-MID CAP FUND
--------------------------------------------------------------------------------

                                                            Year           Period
                                                            Ended          Ended
                                                          10/31/08      10/31/07(a)
                                                          --------      -----------
Net Asset Value, Beginning of Period                       $10.13           $10.51
                                                          -------           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.02(b)          0.01
  Net realized and unrealized loss on investments           (3.00)           (0.39)
                                                          -------           ------
  Total from investment operations                          (2.98)           (0.38)
                                                          -------           ------
  LESS DISTRIBUTIONS:
  Distributions from net investment income                  (0.01)              --
                                                          -------           ------
  Total Distributions                                       (0.01)              --
                                                          -------           ------
Net decrease in net asset value                             (2.99)           (0.38)
                                                          -------           ------
Net Asset Value, End of Period                              $7.14           $10.13
                                                          =======           ======

TOTAL RETURN                                               (29.49)%          (3.52)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $84,002           $7,482
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                 1.31%            2.57%(d)
  After reimbursement and/or waiver of expenses by
     Adviser                                                 1.25%            1.24%(d)
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                 0.17%           (0.91)%(d)
  After reimbursement and/or waiver of expenses by
     Adviser                                                 0.23%            0.42%(d)
Portfolio Turnover                                          54.93%           41.51%(c)

------------------------
(a)Aston/River Road Small-Mid Cap Fund - Class I commenced investment operations on June 28, 2007.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Annualized.

                                       59

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/VEREDUS AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                    Year         Year          Year          Year        Year
                                                    Ended        Ended         Ended         Ended       Ended
                                                  10/31/08      10/31/07      10/31/06      10/31/05    10/31/04
                                                  --------      --------      --------      --------    --------
Net Asset Value, Beginning of Period                $22.83        $18.71        $18.57        $16.40      $15.33
                                                    ------        ------        ------        ------      ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                (0.21)        (0.19)(a)     (0.17)(a)     (0.12)      (0.15)
  Net realized and unrealized gain on
     investments                                     (8.45)         5.54          0.31          2.29        1.22
                                                    ------        ------        ------        ------      ------
  Total from investment operations                   (8.66)         5.35          0.14          2.17        1.07
                                                    ------        ------        ------        ------      ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on
     investments                                     (5.56)        (1.23)           --            --          --
                                                    ------        ------        ------        ------      ------
  Total distributions                                (5.56)        (1.23)           --            --          --
                                                    ------        ------        ------        ------      ------
Net increase (decrease) in net asset value          (14.22)         4.12          0.14          2.17        1.07
                                                    ------        ------        ------        ------      ------
Net Asset Value, End of Period                       $8.61        $22.83        $18.71        $18.57      $16.40
                                                    ======        ======        ======        ======      ======

TOTAL RETURN                                        (47.77)%       30.34%         0.75%        13.23%       6.98%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)               $16,719      $115,942      $150,697      $156,286    $114,607
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses
     by Adviser                                       1.30%(b)      1.19%(b)      1.13%(b)      1.14%       1.15%
  After reimbursement and/or waiver of expenses
     by Adviser                                       1.24%(b)      1.19%(b)      1.13%(b)      1.14%       1.15%
Ratios of net investment loss to average net
  assets:
  Before reimbursement and/or waiver of expenses
     by Adviser                                      (0.96)%       (0.98)%       (0.87)%       (0.78)%     (0.90)%
  After reimbursement and/or waiver of expenses
     by Adviser                                      (0.90)%       (0.98)%       (0.87)%       (0.78)%     (0.90)%
Portfolio Turnover                                  166.19%       126.54%       133.21%       140.04%     118.89%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, 0.02% for the year ended
October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

                                       60

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/TAMRO SMALL CAP FUND
--------------------------------------------------------------------------------

                                             Year        Year          Year          Period
                                             Ended       Ended         Ended         Ended
                                           10/31/08    10/31/07      10/31/06     10/31/05(a)
                                           --------    --------      --------     -----------
Net Asset Value, Beginning of Period         $21.16      $19.83        $15.67          $15.32
                                             ------      ------        ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                          0.02       (0.02)(b)     (0.02)(b)       (0.04)(b)
  Net realized and unrealized gain on
     investments                              (6.42)       2.49          4.18            0.39
                                             ------      ------        ------          ------
  Total from investment operations            (6.40)       2.47          4.16            0.35
                                             ------      ------        ------          ------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain
     on investments                           (0.97)      (1.14)           --              --
                                             ------      ------        ------          ------
Net increase (decrease) in net asset
  value                                       (7.37)       1.33          4.16            0.35
                                             ------      ------        ------          ------
Net Asset Value, End of Period               $13.79      $21.16        $19.83          $15.67
                                             ======      ======        ======          ======

TOTAL RETURN                                 (31.42)%     12.86%        26.55%           2.28%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)       $238,399    $137,059       $63,982         $11,432
Ratios of expenses to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                       1.07%       1.05%(d)      1.11%           1.16%(e)
  After reimbursement and/or waiver of
     expenses by Adviser                       1.05%       1.02%(d)      0.99%           1.05%(e)
Ratios of net investment income (loss)
  to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                       0.54%      (0.14)%       (0.20)%         (0.39)%(e)
  After reimbursement and/or waiver of
     expenses by Adviser                       0.56%      (0.11)%       (0.08)%         (0.28)%(e)
Portfolio Turnover                            66.65%      58.88%        58.28%          56.28%

------------------------
(a)Aston/TAMRO Small Cap Fund - Class I commenced investment operations on
January 4, 2005.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(e)Annualized.

                                       61

Financial Highlights (continued)
--------------------------------------------------------------------------------

RIVER ROAD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                             Year           Period
                                                             Ended          Ended
                                                           10/31/08      10/31/07(a)
                                                           --------      -----------
Net Asset Value, Beginning of Period                         $14.37           $14.04
                                                            -------           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.04(b)          0.09(b)
  Net realized and unrealized loss on investments             (4.54)            0.46
                                                            -------           ------
  Total from investment operations                            (4.50)            0.55
                                                            -------           ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
     income                                                   (0.01)           (0.09)
  Distributions from net realized gain on investments         (0.54)           (0.13)
                                                            -------           ------
  Total Distributions                                         (0.55)           (0.22)
                                                            -------           ------
Net increase (decrease) in net asset value                    (5.05)            0.33
                                                            -------           ------
Net Asset Value, End of Period                                $9.32           $14.37
                                                            =======           ======

TOTAL RETURN                                                 (32.34)%           3.91%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                       $114,666          $64,525
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                   1.20%(d)         1.16%(d)(e)
  After reimbursement and/or waiver of expenses by
     Adviser                                                   1.20%(d)         1.16%(d)(e)
Ratios of net investment income to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                   0.33%            0.31%(e)
  After reimbursement and/or waiver of expenses by
     Adviser                                                   0.33%            0.31%(e)
Portfolio Turnover                                            57.32%           74.18%

------------------------
(a)River Road Small Cap Value Fund-Class I commenced investment operations on
December 13, 2006.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2008 and the period ended October 31,
2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(e)Annualized.

                                       62

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/NEPTUNE INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                            Year           Period
                                                            Ended          Ended
                                                          10/31/08      10/31/07(a)
                                                          --------      -----------
Net Asset Value, Beginning of Period                        $12.24           $10.00
                                                           -------           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.17(b)          0.03
  Net realized and unrealized loss on investments            (6.42)            2.21
                                                           -------           ------
  Total from investment operations                           (6.25)            2.24
                                                           -------           ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
     income                                                  (0.14)              --
                                                           -------           ------
  Total Distributions                                        (0.14)              --
                                                           -------           ------
Net increase in net asset value                              (6.39)            2.24
                                                           -------           ------
Net Asset Value, End of Period                               $5.85           $12.24
                                                           =======           ======

TOTAL RETURN                                                (51.55)%          22.30%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                        $8,378           $2,370
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                  3.02%           11.72%(d)
  After reimbursement an/or waiver of expenses by
     Adviser                                                  1.04%(e)         1.25%(d)
Ratios of net investment income to average net assets:
  Before reimbursement and/or waiver of expenses by
     Adviser                                                 (0.24)%          (9.21)%(d)
  After reimbursement and/or waiver of expenses by
     Adviser                                                  1.74%            1.26%(d)
Portfolio Turnover                                            7.39%            5.14%(c)

------------------------
(a)Aston/Neptune International Fund-Class I, commenced investment operations on
August 6, 2007.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Annualized.

(e)Effective February 11, 2008, the contractual expense limitation of 1.40% was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Fund so that the net expense ratio is no more than 1.02% for
Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008.

                                       63

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/BARINGS INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                                    Period
                                                                    Ended
                                                                 10/31/08(a)
                                                                 -----------
Net Asset Value, Beginning of Period                                  $10.00
                                                                     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 0.10
  Net realized and unrealized loss on investments                      (5.02)
                                                                     -------
  Total from investment operations                                     (4.92)
                                                                     -------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income               --
  Distributions from net realized gain on investments                     --
                                                                     -------
  Total Distributions                                                     --
                                                                     -------
Net decrease in net asset value                                        (4.92)
                                                                     -------
Net Asset Value, End of Period                                         $5.08
                                                                     =======

TOTAL RETURN                                                          (49.20)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                  $5,517
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser             3.95%(c)(d)
  After reimbursement an/or waiver of expenses by Adviser               1.18%(c)(d)
Ratios of net investment income (loss) to average net assets:
  Before reimbursement and/or waiver of expenses by Adviser            (1.11)%(d)
  After reimbursement and/or waiver of expenses by Adviser              1.66%(d)
Portfolio Turnover                                                    121.99%(b)

------------------------
(a)Aston/Barings International Fund - Class I commenced investment operations on
November 2, 2007.

(b)Not Annualized.

(c)Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit.

(d)Annualized.

                                       64

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/FORTIS REAL ESTATE FUND
--------------------------------------------------------------------------------

                                            Year          Year        Year         Period
                                            Ended         Ended       Ended        Ended
                                          10/31/08      10/31/07    10/31/06    10/31/05(a)
                                          --------      --------    --------    -----------
Net Asset Value, Beginning of Period        $15.62       $20.00      $16.23        $16.64
                                           -------       ------      ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.09(b)      0.34(b)     0.36(b)       0.10(b)
  Net realized and unrealized loss on
     investments                             (5.51)       (0.40)       5.42         (0.51)
                                           -------       ------      ------        ------
  Total from investment operations           (5.42)       (0.06)       5.78         (0.41)
                                           -------       ------      ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of
     net investment income                   (0.13)       (0.07)      (0.16)           --
  Distributions from net realized gain
     on investments                          (3.99)       (4.25)      (1.85)           --
                                           -------       ------      ------        ------
     Total distributions                     (4.12)       (4.32)      (2.01)           --
                                           -------       ------      ------        ------
Net increase (decrease) in net asset
  value                                      (9.54)       (4.38)       3.77         (0.41)
                                           -------       ------      ------        ------
Net Asset Value, End of Period               $6.08       $15.62      $20.00        $16.23
                                           =======       ======      ======        ======

TOTAL RETURN                                (43.58)%      (1.18)%     39.54%        (2.46)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)       $23,411      $41,545     $46,025       $32,711
Ratios of expenses to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                      1.32%(d)     1.20%(d)    1.21%(d)      1.32%(e)
  After reimbursement and/or waiver of
     expenses by Adviser                      1.12%(d)     1.11%(d)    1.12%(d)      1.11%(e)
Ratios of net investment income to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                      0.74%        1.99%       2.02%         5.11%(e)
  After reimbursement and/or waiver of
     expenses by Adviser                      0.94%        2.08%       2.11%         5.32%(e)

Portfolio Turnover                           85.08%       88.75%      83.15%        43.14%

------------------------
(a)Aston/Fortis Real Estate Fund - Class I commenced investment operations on
September 20, 2005.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

(d)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October
31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

(e)Annualized.

                                       65

Financial Highlights (continued)
--------------------------------------------------------------------------------

MONTAG & CALDWELL BALANCED FUND
--------------------------------------------------------------------------------

                                                      Year        Year          Year          Year          Year
                                                      Ended       Ended         Ended         Ended         Ended
                                                    10/31/08    10/31/07      10/31/06      10/31/05      10/31/04
                                                    --------    --------      --------      --------      --------
Net Asset Value, Beginning of Period                  $19.94      $17.19        $16.39        $15.81        $15.57
                                                      ------      ------        ------        ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.27        0.24(a)       0.22(a)       0.21(a)       0.23(a)
  Net realized and unrealized gain (loss) on
     investments                                       (4.35)       2.80          0.88          0.66          0.30
                                                      ------      ------        ------        ------        ------
  Total from investment operations                     (4.08)       3.04          1.10          0.87          0.53
                                                      ------      ------        ------        ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                 (0.29)      (0.29)        (0.30)        (0.29)        (0.29)
                                                      ------      ------        ------        ------        ------
  Total distributions                                  (0.29)      (0.29)        (0.30)        (0.29)        (0.29)
                                                      ------      ------        ------        ------        ------
Net increase (decrease) in net asset value             (4.37)       2.75          0.80          0.58          0.24
                                                      ------      ------        ------        ------        ------
Net Asset Value, End of Period                        $15.57      $19.94        $17.19        $16.39        $15.81
                                                      ======      ======        ======        ======        ======

TOTAL RETURN                                          (20.71)%     17.87%         6.80%         5.50%         3.41%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $919      $1,158        $7,640       $19,609       $79,936
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of expenses
     by Adviser                                         1.49%       1.44%(b)      1.07%(b)      0.91%         0.87%
  After reimbursement and/or waiver of expenses
     by Adviser                                         1.10%       1.08%(b)      1.07%(b)      0.91%         0.87%
Ratios of net investment income to average net
  assets:
  Before reimbursement and/or waiver of expenses
     by Adviser                                         0.99%       0.99%         1.33%         1.29%         1.44%
  After reimbursement and/or waiver of expenses
     by Adviser                                         1.38%       1.35%         1.33%         1.29%         1.44%
Portfolio Turnover                                     43.65%      36.25%        33.70%        33.43%        35.90%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit.

                                       66

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON/TCH FIXED INCOME FUND
--------------------------------------------------------------------------------

                                              Year         Year              Year          Year          Year
                                             Ended        Ended             Ended         Ended         Ended
                                            10/31/08     10/31/07          10/31/06      10/31/05      10/31/04
                                            --------     --------          --------      --------      --------
Net Asset Value, Beginning of Period            $9.73        $9.62             $9.69        $10.13        $10.07
                                                -----        -----             -----        ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.48         0.51(a)           0.47(a)       0.44(a)       0.45
  Net realized and unrealized gain
     (loss) on investments                      (1.09)        0.13             (0.03)        (0.37)         0.13
                                                -----        -----             -----        ------        ------
  Total from investment operations              (0.61)        0.64              0.44          0.07          0.58
                                                -----        -----             -----        ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of
     net investment income                      (0.52)       (0.53)            (0.51)        (0.51)        (0.52)
                                                -----        -----             -----        ------        ------
  Total distributions                           (0.52)       (0.53)            (0.51)        (0.51)        (0.52)
                                                -----        -----             -----        ------        ------
Net increase (decrease) in net asset
  value                                         (1.13)        0.11             (0.07)        (0.44)         0.06
                                                -----        -----             -----        ------        ------
Net Asset Value, End of Period                  $8.60        $9.73             $9.62         $9.69        $10.13
                                                =====        =====             =====        ======        ======

TOTAL RETURN                                    (6.65)%       6.84%             4.68%         0.65%         5.93%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)          $25,891      $39,318           $43,148       $72,876      $278,712
Ratios of expenses to average net
  assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                         0.81%        0.78%(b)          0.71%(b)      0.70%         0.67%
  After reimbursement and/or waiver of
     expenses by Adviser                         0.40%        0.47%(b)(c)       0.50%(b)      0.49%         0.49%
Ratios of net investment income to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                         4.84%        4.89%             4.70%         4.23%         4.34%
  After reimbursement and/or waiver of
     expenses by Adviser                         5.25%        5.20%             4.91%         4.44%         4.52%
Portfolio Turnover                              78.39%       71.61%            71.19%        41.33%        46.80%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit.

(c)The Adviser's expense reimbursement level, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on
October 1, 2008, the Adviser's expense reimbursement level changed from 0.39% to
0.49%.

                                       67

General Information
--------------------------------------------------------------------------------

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The SAI, which is incorporated into this prospectus by reference and dated March
1, 2009, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

                                       68

                                                              (ASTON FUNDS LOGO)

Aston Funds
P. O. Box 9765
Providence, RI 02940

(GRAPHIC)

                                                   (ASTON ASSET MANAGEMENT LOGO)

           Aston Funds
           Class R Shares
           Prospectus

           March 1, 2009

(GRAPHIC)

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)

EQUITY FUNDS                                   TICKER SYMBOL
Aston/Montag & Caldwell Growth Fund                MCRGX
Aston Growth Fund                                  CCGRX

(ASTON FUNDS LOGO)

      Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement. This prospectus pertains only to the Class R Shares of Aston Funds. Please read this prospectus carefully and keep it for future reference.

      For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

      Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal
      Deposit Insurance Corporation (FDIC).

--------------------------------------------------------------------------------

                                                  Page
ASTON/MONTAG & CALDWELL GROWTH FUND                 3
   Investment Objective, Principal Investment
     Strategies and Risks                           3
   Fund Performance                                 4
   Fund Expenses                                    5
ASTON GROWTH FUND                                   6
   Investment Objective, Principal Investment
     Strategies and Risks                           6
   Fund Performance                                 7
   Fund Expenses                                    8
ADDITIONAL INFORMATION REGARDING INVESTMENT
  STRATEGIES                                        9
INVESTMENT TERMS                                   12
PORTFOLIO HOLDINGS                                 13
MANAGEMENT OF THE FUNDS                            14
   The Investment Adviser                          14
   The Subadviser                                  14
   Portfolio Manager                               15
   Management Fees                                 15
SHAREHOLDER INFORMATION                            16
   Opening An Account                              16
   Buying Shares                                   16
   Exchanging Shares                               17
   Selling/Redeeming Shares                        18
   Transaction Policies                            21
   Account Policies and Dividends                  23
   Additional Investor Services                    23
   Distribution Plan 12b-1 Fees                    24
   Portfolio Transactions and Brokerage
     Commissions                                   24
DIVIDENDS, DISTRIBUTIONS AND TAXES                 25
FINANCIAL HIGHLIGHTS                               26
GENERAL INFORMATION                                28

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-     the value of fund shares will fluctuate

-     you could lose money

-     you cannot be certain that a fund will achieve its investment objective

                      (This page intentionally left blank)

Aston/Montag & Caldwell Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

-     have a strong history of earnings growth

-     are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

-     have strong balance sheets

-     have a sustainable competitive advantage

-     are currently, or have the potential to become, industry leaders

-     have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S.
companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

-     CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S.
      dollar, the value of the holding decreases in U.S. dollar terms.

-     POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

-     REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general are rising.

For additional information regarding the Fund, please refer to the "Investment
Terms" and "Additional Information Regarding Investment Strategies" Sections.

                                        3

Aston/Montag & Caldwell Growth Fund (continued)
--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                         CALENDAR YEAR TOTAL RETURN

2003    16.98%
2004     3.87%
2005     5.10%
2006     7.86%
2007    20.78%
2008   (32.76%)

Best Quarter:         9/07     9.18%
Worst Quarter:       12/08   (20.37)%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2008)

                                                                      Since
                                             1 Year    5 Years    Inception(a)
                                             ------    -------    ------------
Aston/Montag & Caldwell Growth Fund:
  Return Before Taxes                        (32.76)%    (0.89)%       1.89%
  Return After Taxes on Distributions        (33.11)%    (1.45)%       1.40%
  Return After Taxes on Distributions and
     Sale of Fund Shares                     (20.85)%    (0.63)%       1.72%
                                             ------      -----         ----
Russell 1000 Growth Index(b)                 (38.44)%    (3.42)%       1.45%
                                             ------      -----         ----

(a) Inception of Class R shares: December 31, 2002, Index data computed from
December 31, 2002.

(b) Reflects no deduction for taxes, fees and expenses.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                        4

Fund Expenses
--------------------------------------------------------------------------------

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class R shares of the Fund, you do not incur any sales loads, exchange fees, or redemption fees.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                      ACQUIRED       TOTAL
                                          MANAGEMENT    DISTRIBUTION      OTHER       FUND FEES     EXPENSE
FUND                                         FEES       (12B-1) FEES    EXPENSES    AND EXPENSES     RATIO
Aston/Montag & Caldwell Growth Fund(a)       0.69%          0.50%         0.14%          --           1.33%

(a)In addition to Class R shares, the Fund offers two other classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee and shareholders of Class I shares are not subject to a 12b-1 distribution fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class R shares, which are offered in this prospectus. Class N shares and Class I shares are offered in separate prospectuses.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was
5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Aston/Montag & Caldwell Growth Fund                          $135      $421      $729     $1,601

                                        5

Aston Growth Fund
--------------------------------------------------------------------------------
(Formerly Aston/ABN AMRO Growth Fund)

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

-     have a strong history of earnings growth

-     are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

-     have strong balance sheets

-     have a sustainable competitive advantage

-     are currently, or have the potential to become, industry leaders

-     have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S.
companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

-     CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S.
      dollar, the value of the holding decreases in U.S. dollar terms.

-     POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

-     REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

For additional information regarding the Fund, please refer to the "Investment
Terms" and "Additional Information Regarding Investment Strategies" Sections.

                                        6

Aston Growth Fund (continued)
--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes)
does not guarantee future performance.

                         CALENDAR YEAR TOTAL RETURN*

2003    21.25%
2004     5.30%
2005     0.79%
2006     3.07%
2007     4.28%
2008   (32.80%)

Best Quarter:         6/03    10.79%
Worst Quarter:       12/08   (20.30)%

The following table indicates how the Fund's average annual total returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the period ended December 31, 2008)

                                                                       Since
                                                1 Year   5 Years   Inception(a)
                                                ------   -------   ------------
Aston Growth Fund:
  Return Before Taxes                          (32.80)%   (5.18)%     (1.21)%
  Return After Taxes on Distributions          (32.81)%   (6.46)%     (2.33)%
  Return After Taxes on Distributions and
     Sale of Fund Shares                       (21.31)%   (3.90)%     (0.65)%
                                               ------     -----       -----
Russell 1000 Growth Index(b)                   (38.44)%   (3.42)%      1.45%
                                               ------     -----       -----

(a)Inception of Class R shares: December 31, 2002. Index data computed from
December 31, 2002.

(b)Reflects no deduction for taxes, fees or expenses.

* Montag & Caldwell, Inc. became the subadviser as of January 1, 2008.
Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and
Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                        7

Fund Expenses
--------------------------------------------------------------------------------

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class R shares of the Fund, you do not incur any sales loads, exchange fees, or redemption fees.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                      ACQUIRED       TOTAL
                                          MANAGEMENT    DISTRIBUTION      OTHER       FUND FEES     EXPENSE
FUND                                         FEES       (12B-1) FEES    EXPENSES    AND EXPENSES     RATIO
Aston Growth Fund(a)                         0.70%()        0.50%         0.19%          --           1.39%(b)

(a)In addition to Class R shares, the Fund offers two other classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee and no shareholder service fee, and shareholders of Class I shares are not subject to a 12b-1 distribution fee or a shareholder service fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class R shares, which are offered in this prospectus. Class N shares and Class I shares are offered in separate prospectuses.

(b)The expense ratio does not include interest expense incurred by the Fund from utilizing a line of credit. If interest expense was included, the net expense ratio for the Fund would be 1.40%.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was
5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Aston Growth Fund                                            $142      $440      $761     $1,669

                                        8

Additional Information Regarding Investment Strategies
--------------------------------------------------------------------------------

In addition to the principal investment strategies described in the Fund
Summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

DEPOSITARY RECEIPTS OF FOREIGN SECURITIES

The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded on U.S. exchanges and are U.S. dollar-denominated, EDRs, which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and
GDRs, which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.
Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY

There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

                                        9

Additional Information Regarding Investment Strategies (continued)
--------------------------------------------------------------------------------

DERIVATIVES

The Funds may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The portfolio manager(s) will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund's existing assets. The portfolio manager(s) will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying total shares, such as depositary receipts.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

FOREIGN SECURITIES

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including
ETFs, open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest.
Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a
Fund may incur a

                                       10

Additional Information Regarding Investment Strategies (continued)
--------------------------------------------------------------------------------

loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in
Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule
144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government.
Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments.
Some securities are backed by the issuer's right to borrow from the U.S.
Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Funds can also be found in the Funds' statement of additional information ("SAI").

                                       11

Investment Terms
--------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs represent ownership of securities in foreign stock and are issued by U.S. banks and trust companies. ADRs are denominated in U.S. dollars and are traded on a U.S. exchange.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS: Fixed income securities issued by corporations.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EUROPEAN DEPOSITARY RECEIPTS (EDRS). EDRs represent ownership of securities in foreign stock and are issued by a foreign bank. EDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, EDRs are designed for use in the foreign securities markets.

EXCHANGE-TRADED FUND (ETF). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GLOBAL DEPOSITARY RECEIPTS (GDRS). GDRs represent ownership of securities in foreign stock and are issued by a foreign bank. GDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

GROWTH STYLE INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together.
Examples include current income, total return, long-term capital growth, etc.

ISSUER: The company that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS: Stocks issued by large companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those
Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value.
Total return is the change in value of an investment over a given period, assuming re-investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE: A mutual fund fee, named for the Securities and Exchange Commission
("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. (See "Distribution Plan 12b-1 Fees"
in the "Shareholder Information" Section.)

                                       12

Portfolio Holdings
--------------------------------------------------------------------------------

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

                                       13

Management of the Funds
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 120 N. LaSalle Street, 25th
Floor, Chicago, IL 60602, is the investment adviser to the Funds. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO
Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on
Highbury Financial Inc. is available in the SAI. Aston was formed in April 2006 and as of December 31, 2008, Aston had approximately $3.4 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-
related services to the Aston Funds. Aston manages each Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting each Fund's investment managers, monitoring the performance of such managers, and terminating managers.

Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of each Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure.
Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser of each Fund. The table, later in this "Management of the Funds"
Section, shows the management fees paid by each Fund to Aston for the most recent fiscal year. The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the basis for the Board of Trustees' approval of the
Funds' investment advisory agreements and subadvisory agreements (as applicable)
will be included in the Funds' next annual or semiannual report following such approval.

THE SUBADVISER
--------------------------------------------------------------------------------

The accompanying information highlights each Fund's subadviser and its portfolio manager. Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Funds is available in the SAI.

ASTON/MONTAG & CALDWELL GROWTH FUND
ASTON GROWTH FUND

Montag & Caldwell, Inc., ("Montag & Caldwell"), 3455 Peachtree Road NE Suite
1200, Atlanta, Georgia 30326, was founded in 1945. Montag & Caldwell is a wholly-owned direct subsidiary of Fortis Bank SA/NV ("Fortis Bank"). Since
October 2008, the Belgian government has owned substantially all of the outstanding capital and voting rights of Fortis Bank pending a sale to a private buyer. Fortis Bank and its affiliates subsequently announced a transaction in which BNP Paribas SA would acquire approximately 75% of the outstanding capital and voting rights of Fortis Bank. The BNP Paribas transaction is subject to legal challenges and numerous closing conditions, and remains pending as of the date of this prospectus. Montag & Caldwell is the subadviser to the above Funds, and as of December 31, 2008, managed approximately $10.4 billion in assets in institutional accounts and mutual funds.

                                       14

Management of the Funds (continued)
--------------------------------------------------------------------------------

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                            Portfolio
FUND NAME                     Manager  Investment Experience
--------------------------------------------------------------------------------------
ASTON/MONTAG & CALDWELL GROWTH FUND

                            Ronald E.  Portfolio Manager since the Fund's inception in
                      Canakaris, CFA,  1994; Chairman, President and Chief Investment
                                  CIC  Officer of Montag & Caldwell. He has been with
                                       the firm since 1972 and is responsible for
                                       developing the firm's investment process. He
                                       has a BS and BA from the University of Florida.

ASTON GROWTH FUND
                            Ronald E.  Portfolio Manager of the Fund since January
                      Canakaris, CFA,  2008. Please see above.
                                  CIC

Additional information about the portfolio manager's compensation, other accounts managed and the portfolio manager's ownership of securities in the
Funds is available in the SAI.

MANAGEMENT FEES
--------------------------------------------------------------------------------

                                                                     MANAGEMENT FEE PAID FOR
                                      MANAGEMENT FEE                FISCAL YEAR ENDED 10/31/08
FUND NAME                    (AS A PERCENTAGE OF NET ASSETS)      (AS A PERCENTAGE OF NET ASSETS)
Aston/Montag & Caldwell          First $800 million 0.80%                     0.69%
  Growth Fund                    Over $800 million 0.60%
Aston Growth Fund                         0.70%                               0.69%

                                       15

Shareholder Information
--------------------------------------------------------------------------------

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

-     Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

-     Read this prospectus carefully.

-     Determine how much you want to invest. The minimum initial investment requirements for the Funds are as follows:

      o     Regular accounts: $2,500

      o     Individual Retirement Accounts (IRAs): $500

-     Complete the account application with your financial representative.

-     Purchase, exchange and redemption requests received and processed before
      New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.

-     Make your initial investment through your financial representative.

-     All account openings and subsequent transaction requests must be in "good order."

BUYING SHARES
--------------------------------------------------------------------------------

You may purchase additional shares through your financial representative or directly from the Aston Funds. The price of Class R shares is the NAV.

After your initial investment, additional investments of $50 or more may be made. You may also make automatic investments under the Automatic Investment
Plan described in "Automatic Investment Plan" later in this "Shareholder
Information" Section.

Make additional investments using the following table as a guideline. All buy requests and subsequent transaction requests must be in "good order."

BUYING SHARES     TO ADD TO AN ACCOUNT ($50 MINIMUM)
-------------------------------------------------------------------------------------
THROUGH YOUR      - Your financial representative is responsible for transmitting the
FINANCIAL           order promptly.
REPRESENTATIVE

BY MAIL           - Return the investment slip from a statement with your check in the envelope provided and mail to us at the address at the left.
ASTON FUNDS
P.O. BOX 9765     - We accept checks, bank drafts, money orders, wires and ACH for
PROVIDENCE, RI      purchases (see "Other Features" later in this "Shareholder
02940               Information" Section). Checks must be drawn on U.S. banks. There is a minimum $20 charge for returned checks.
OR
                  - We do not accept travelers, temporary, post-dated, credit card
OVERNIGHT           courtesy, second or third party checks (which are checks made
DELIVERY            payable to someone other than the Funds, including you).

ASTON FUNDS       - Give the following wire/ACH information to your bank:
101 SABIN STREET    PNC Bank
PAWTUCKET, RI       ABA #031-000-053
02860               For: Aston Funds
                    A/C 8611758079
                    FBO "Aston Fund Number"
                    "Your Account Number"

                  - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.

                                       16

Shareholder Information (continued)
--------------------------------------------------------------------------------

BUYING SHARES     TO ADD TO AN ACCOUNT ($50 MINIMUM)
-------------------------------------------------------------------------------------
BY PHONE              - Verify that your bank or credit union is a member of the ACH.

800 992-8151          - To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday - Friday.

                      - You should complete the "Bank Account Information" section of your account application.

                      - When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

                      - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

                      - Give the following wire/ACH information to your bank:
                        PNC Bank
                        ABA #031-000-053
                        For: Aston Funds
                        A/C 8611758079
                        FBO "Aston Fund Number"
                        "Your Account Number"

                      - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

BY INTERNET           - Verify that your bank or credit union is a member of the ACH.

WWW.ASTONFUNDS. COM   - Complete the "Purchase, Exchange and Redemption Authorization"
                        section of your account application.

                      - Self-register for online account access at www.astonfunds.com.
                        Your social security number or employer identification number, account number and other security validating information will be required for registration.

                      - When you are ready to add to your account, access your account through Aston Funds' Web site and enter your purchase
                        instructions in the highly secure area for shareholders only called "Account Access." ACH purchases on Internet may take 3 to
                        4 business days.

Other share classes of Aston Funds are available through separate prospectuses.
Please call 800 992-8151 for more information.

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-     The account number and Fund name are included.

-     The amount of the transaction is specified in dollars or shares

-     Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-     Any required Medallion Signature Guarantees (if applicable) are included.

-     Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in the
      "Shareholder Information" Section.

EXCHANGING SHARES
--------------------------------------------------------------------------------

After you have opened an account with us, you can exchange your shares within
Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor, except with respect to shares held in tax-deferred accounts, generally is subject to federal income tax on any appreciation on the shares exchanged.

                                       17

Shareholder Information (continued)
--------------------------------------------------------------------------------

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES
--------------------------------------------------------------------------------

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. To redeem shares, contact your financial representative or you may redeem directly from Aston Funds. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES       DESIGNED FOR . . .    TO SELL SOME OR ALL OF YOUR SHARES . . .
---------------------------------------------------------------------------------------
THROUGH YOUR         - Accounts of any     - Your financial representative is
FINANCIAL              type                  responsible for transmitting the order
REPRESENTATIVE                               promptly.

BY MAIL              - Accounts of any     - Write and sign a letter of instruction
                       type                  indicating the Fund name, Fund number,
ASTON FUNDS                                  your account number, the name(s) in which
P.O. BOX 9765        - Sales or              the account is registered and the dollar
PROVIDENCE, RI         redemptions of any    value or number of shares you wish to
02940                  size (for             sell.
OR                     redemptions over
                       $50,000, please     - Include all signatures and any additional
OVERNIGHT DELIVERY     see Medallion         documents that may be required. (see
                       Signature             "Selling Shares in Writing" later in this
ASTON FUNDS            Guarantee later in    "Shareholder Information" Section.)
101 SABIN STREET       this "Shareholder     Signatures must be in original form, as
PAWTUCKET, RI 02860    Information"          photocopies are not accepted.
                       Section)
                                           - Mail to us at the address at the left.

                                           - A check will be mailed to the name(s) and
                                             address in which the account is
                                             registered. If you would like the check
                                             mailed to a different address, you must
                                             write a letter of instruction and have it
                                             Medallion Signature Guaranteed.

                                           - Proceeds may also be sent by wire or ACH
                                             (see "Other Features" later in this
                                             "Shareholder Information" Section).

BY PHONE             - Non-retirement      - For automated service 24 hours a day using
                       accounts              your touch-tone phone, call 800 992-8151.
800 992-8151
                     - Sales of up         - To place your request with an Investor
                       $50,000 (for          Services Associate, call between 9 a.m.
                       accounts with         and 7 p.m. ET, Monday - Friday.
                       telephone account
                       privileges)         - A check will be mailed to the name(s) and
                                             address in which the account is
                                             registered. If you would like the check
                                             mailed to a different address, you must
                                             write a letter of instruction and have it
                                             Medallion Signature Guaranteed.

                                           - Proceeds may also be sent by wire or ACH
                                             (see "Other Features" later in this
                                             "Shareholder Information" Section).

                                           - The Funds reserve the right to refuse any
                                             telephone sales request and may modify the
                                             procedures at any time. The Funds make
                                             reasonable attempts to verify that
                                             telephone instructions are genuine, but
                                             you are responsible for any loss that you
                                             may bear from telephone requests.

                                       18

Shareholder Information (continued)
--------------------------------------------------------------------------------

SELLING SHARES       DESIGNED FOR . . .    TO SELL SOME OR ALL OF YOUR SHARES . . .
---------------------------------------------------------------------------------------
BY INTERNET          - Non-retirement      - Complete the "Purchase, Exchange and
                       accounts              Redemption  Authorization" section of your
WWW.ASTONFUNDS.COM                           account application.

                                           - Self-register for online account access at
                                             www.astonfunds.com. Your social security
                                             number or  employer identification number,
                                             account number and other security
                                             validating information will be required
                                             for registration.

                                           - When you are ready to redeem a portion of
                                             your account, access your account through
                                             Aston Funds' Web site and enter your
                                             redemption instructions in the  highly
                                             secure area for shareholders only called
                                             "Account Access." A check for the proceeds
                                             will be mailed to you at your address of
                                             record.

                                           - Proceeds may also be sent by wire or ACH
                                             (see "Other Features" later in this
                                             "Shareholder Information" Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing.
You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-     your address of record has changed within the past 30 days

-     you are selling more than $50,000 worth of shares

-     you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

                                       19

Shareholder Information (continued)
--------------------------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual,   - Letter of instruction
joint, sole
proprietorship, or      - On the letter, the signatures and titles of all persons
general partner           authorized to sign for the account, exactly as the account
accounts                  is registered, must be in original form, as photocopies are not accepted

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Owners of corporate or  - Letter of instruction
association accounts
                        - Corporate resolution certified within the past 12 months

                        - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form as photocopies are not accepted

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Owners or trustees of   - Letter of instruction
trust accounts
                        - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose co-    be in original form, as photocopies are not accepted
tenants are deceased
                        - Certified copy of death certificate

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Executors of            - Letter of instruction signed by executor must be in
shareholder estates       original form, as photocopies are not accepted

                        - Certified copy of order appointing executor

                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other     - MEDALLION SIGNATURE GUARANTEE, if applicable (see next page
sellers or account        for more details)
types not listed above

IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form, or download a form from our
                          website www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion
Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the
Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

-     You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

-     To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees they may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

                                       20

Shareholder Information (continued)
--------------------------------------------------------------------------------

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer
Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion
Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion
Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock
Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE
GUARANTEE.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

-     You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

-     Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

-     There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of
1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of a Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make payments to you for larger redemptions in the form of certain marketable securities of a Fund.
This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares.
This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs or active Automatic Investment Plans.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET)
by dividing the class's net assets by the number of its shares outstanding.
Currently, each Fund observes the following holidays: New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the
Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The
Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

                                       21

Shareholder Information (continued)
--------------------------------------------------------------------------------

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The
NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order". Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston
Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

-     refuse any purchase or exchange of shares if it could adversely affect a
      Fund or its operations

-     suspend the offering of Fund shares

-     change the initial and additional investment minimums or waive these minimums for any investor

-     delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned

-     change, withdraw or waive various services, fees and account policies

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds.
An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston
Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact a Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

-     The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-     The Funds or their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

-     The Funds reserve the right to:

      o     Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;

      o     Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

      o     Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

      o     Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent;

                                       22

Shareholder Information (continued)
--------------------------------------------------------------------------------

-     Delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading, or during unusual market conditions);

-     Suspend redemptions as permitted by law (e.g., emergency situations).

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds.

Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the
Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the
Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS
--------------------------------------------------------------------------------

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

-     after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)

-     after any change of name or address of the registered owner(s)

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to the investor during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS

The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a Fund's investments less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDENDS

Dividends, if any, will be declared and paid annually. Capital gains, if any, will be distributed at least once a year, generally in December.

UNCASHED CHECKS

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Trust to remit uncashed checks to the appropriate state after a specific period of time.

DIVIDEND REINVESTMENTS

Investors may have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50, as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE

The Funds maintain a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and a Fund's NAV through our Web site. Self-register online for account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security

                                       23

Shareholder Information (continued)
--------------------------------------------------------------------------------

validating information will be required to register. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. Each Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN

This plan may be used for periodic withdrawals (at least $50 by check or ACH)
from your account. To take advantage of this feature:

-     you must have at least $50,000 in your account

-     determine the schedule: monthly, quarterly, semi-annually or annually

-     call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

Aston Funds offer a range of retirement plans, including Traditional, Roth,
SIMPLE IRAs and SEP IRAs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is
$15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES
--------------------------------------------------------------------------------

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 distribution plan for its Class R shares. Under this plan, the Fund pays a fee at an annual rate of not more than
0.50% of each Fund's Class R shares' average daily net assets to the distributor for distribution of Class R shares and other services. The fee is accrued daily and payable monthly. Over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Funds, Aston may pay compensation to intermediaries that distribute and/or service investors in the
Funds out of its own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through
Adviser incentive programs in a manner that favors an Aston fund or group of funds over another Aston fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

The subadviser attempts to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when the subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

                                       24

Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

Each Fund pays dividends and distributes capital gains at different intervals.
All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations.
If you have any tax-related questions relating to your investment in an Aston
Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in a Fund is included in the SAI.

TAXES

For federal income tax purposes:

-     Dividends and distributions on Class R shares will generally not be subject to current federal income taxation provided such shares are held in a qualified tax-deferred retirement plan. Distributions to you from a qualified tax- deferred retirement plan, however, will generally be subject to federal income tax and possibly federal withholding tax. In addition, backup withholding tax (see below) may apply to dividend distribution and redemption proceeds received by a qualified tax-deferred retirement plan unless the required certification is provided to the Aston
      Funds. To the extent Fund shares are not held in a qualified tax-deferred retirement plan, the following federal income tax consequences will generally apply. Please consult with your plan administrator regarding the tax status of your retirement plan.

-     The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash.
      You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

-     Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

-     Distributions of qualified dividend income (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Funds at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Internal Revenue Code of
      1986, as amended, with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2010. Dividends received by a Fund from most real estate investment trusts and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund.

-     Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund. Because distributions of net short-term capital gains are taxable as ordinary income, you generally cannot offset net short- term capital gain distributions you receive from a Fund with capital losses.

-     Distributions declared to the shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

-     When you sell or exchange shares, it generally is considered a taxable event for you, unless you are a tax-exempt holder of Fund shares, such as a qualified retirement plan. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. You are responsible for any tax liabilities generated by your transactions.

-     If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal
      Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

-     If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as
      "buying a dividend."

-     If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income.
      You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not benefit from such a deduction or credit.

                                       25

Financial Highlights
--------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Funds'
financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2008, which have been audited by Ernst & Young LLP, whose report, along with those Funds' financial statements, is included in the
Aston Funds' Annual Report, which is available upon request.

ASTON/MONTAG & CALDWELL GROWTH FUND
--------------------------------------------------------------------------------

                                                      Year            Year            Year         Year          Year
                                                      Ended           Ended           Ended        Ended         Ended
                                                    10/31/08        10/31/07        10/31/06     10/31/05      10/31/04
                                                    --------        --------        --------     --------      --------
Net Asset Value, Beginning of period                  $31.33          $25.04          $23.23       $21.43        $20.69
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            --(a)(b)        --(a)(b)      0.01(a)     (0.01)(a)     (0.01)(a)
  Net realized and unrealized gain (loss) on
     investments                                       (8.58)           6.49            1.80         1.83          0.77
                                                      ------          ------          ------       ------        ------
  Total from investment operations                     (8.58)           6.49            1.81         1.82          0.76
                                                      ------          ------          ------       ------        ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                 (0.03)          (0.02)             --        (0.02)        (0.02)
  Distributions from net realized gain on
     investments                                       (4.03)          (0.18)             --           --            --
                                                      ------          ------          ------       ------        ------
  Total distributions                                  (4.06)          (0.20)             --        (0.02)        (0.02)
                                                      ------          ------          ------       ------        ------
Net increase (decrease) in net asset value            (12.64)           6.29            1.81         1.80          0.74
                                                      ------          ------          ------       ------        ------
Net Asset Value, End of period                        $18.69          $31.33          $25.04       $23.23        $21.43
                                                      ======          ======          ======       ======        ======

TOTAL RETURN                                          (31.28)%         26.06%           7.79%        8.50%         3.65%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (in 000's)                    $266          $4,062            $693         $703          $459
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                                1.33%(c)        1.29%(c)        1.28%(c)     1.25%         1.24%
  After reimbursement and/or waiver of expenses
     by Adviser                                         1.33%(c)        1.29%(c)        1.28%(c)     1.25%         1.24%
Ratios of net investment income (loss) to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                                0.01%           0.01%           0.06%       (0.02)    %   (0.02)%
  After reimbursement and/or waiver of expenses
     by Adviser                                         0.01%           0.01%           0.06%       (0.02)    %   (0.02)%
Portfolio Turnover                                     52.32%          69.02%          68.74%       52.16%        52.86%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Represents less than $0.005 per share.

(c)Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and October
31, 2006. The interest expense is from utilizing the line of credit.

                                       26

Financial Highlights (continued)
--------------------------------------------------------------------------------

ASTON GROWTH FUND
--------------------------------------------------------------------------------

                                                     Year            Year              Year            Year              Year
                                                     Ended           Ended             Ended           Ended             Ended
                                                   10/31/08        10/31/07          10/31/06        10/31/05          10/31/04
                                                  ----------      ----------        ----------      ----------        ----------
Net Asset Value, Beginning of period                  $22.28          $22.64            $22.53          $21.66            $21.09
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          0.04              --(a)(b)       (0.04)             --(a)(b)       (0.10)(a)
  Net realized and unrealized gain (loss) on
     investments                                       (5.91)           2.38              1.24            0.90              0.67
                                                      ------          ------            ------          ------            ------
  Total from investment operations                     (5.87)           2.38              1.20            0.90              0.57
                                                      ------          ------            ------          ------            ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
     investment income                                    --              --                --           (0.03)               --
  Distributions from net realized gain on
     investments                                       (5.63)          (2.74)            (1.09)             --                --
                                                      ------          ------            ------          ------            ------
  Total distributions                                  (5.63)          (2.74)            (1.09)          (0.03)               --
                                                      ------          ------            ------          ------            ------
Net increase (decrease) in net asset value            (11.50)          (0.36)             0.11            0.87              0.57
                                                      ------          ------            ------          ------            ------
Net Asset Value, End of period                        $10.78          $22.28            $22.64          $22.53            $21.66
                                                      ======          ======            ======          ======            ======

TOTAL RETURN                                          (33.93)%         11.61%             5.35%           4.16%             2.70%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of period (in 000's)                    $560            $684            $1,679          $1,122              $573
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                                1.40%(c)        1.32%(c)          1.31%(c)        1.31%             1.31%
  After reimbursement and/or waiver of
     expenses by Adviser                                1.40%(c)        1.32%(c)          1.31%(c)        1.31%             1.31%
Ratios of net investment income (loss) to
  average net assets:
  Before reimbursement and/or waiver of
     expenses by Adviser                               (0.16)%          0.01%            (0.20)%          0.00%            (0.44)%
  After reimbursement and/or waiver of
     expenses by Adviser                               (0.16)%          0.01%            (0.20)%          0.00%            (0.44)%
Portfolio Turnover                                    122.68%          47.46%            29.07%          31.30%(d)         18.59%

------------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Represents less than $0.005 per share.

(c)Ratios of expenses to average net assets include interest expense of 0.01%
for the year ended October 31, 2008 and less than 0.005% for the years ended
October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit.

(d)Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

                                       27

General Information
--------------------------------------------------------------------------------

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds'
performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The SAI, which is incorporated into this prospectus by reference to the extent that it relates to the Funds and dated March 1, 2009 as amended from time to time, is available to you without charge and can be mailed to you upon request.
It contains more detailed information about each Fund.

HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090.
Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

                                       28

(ASTON ASSET MANAGEMENT LOGO)

Aston Funds
P. O. Box 9765
Providence, RI 02940

(GRAPHIC)

Aston Funds

(the “Trust”)

Aston/Montag & Caldwell Growth Fund

Aston/Veredus Select Growth Fund

Aston Growth Fund

Aston/Optimum Large Cap Opportunity Fund

Aston Value Fund

Aston/TAMRO Diversified Equity Fund

Aston/River Road Dividend All Cap Value Fund

Aston/Optimum Mid Cap Fund

Aston/Montag & Caldwell Mid Cap Growth Fund

Aston/Cardinal Mid Cap Value Fund

Aston/River Road Small-Mid Cap Fund

Aston/Veredus Aggressive Growth Fund

Aston/TAMRO Small Cap Fund

Aston/River Road Small Cap Value Fund

Aston/Neptune International Fund

Aston Dynamic Allocation Fund

Aston/New Century Absolute Return ETF Fund

Aston/M.D. Sass Enhanced Equity Fund

Aston/Fortis Real Estate Fund

Aston/Montag & Caldwell Balanced Fund

Aston Balanced Fund

Aston/TCH Fixed Income Fund

(each an “Aston Fund” and collectively, the “Aston Funds”)

Supplement dated July 7, 2009 to the Class N Shares Prospectus dated March 1, 2009

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

ADDITIONAL EXCHANGE OPTION

Effective June 22, 2009, the Aston/Fortis Money Market Fund, Fortis Government Money Market Fund, Fortis Tax-Exempt Money Market Fund and Fortis Treasury Money Market Fund (the “Money Market Funds”) are no longer available as an exchange option. The Board of Trustees of Aston Funds approved a plan to liquidate and terminate each Money Market Fund on or about July 30, 2009. The last date to place orders to exchange shares of each Money Market Fund for shares of other Aston Funds is July 28, 2009.

Effective July 15, 2009, the Aston Money Market Fund — Bedford Shares of the Money Market Portfolio of The RBB Fund, Inc. offered in connection with the Aston Funds (the “Aston Money Market Fund”) will be available as an exchange option for shareholders of the Aston Funds. Existing shareholders of the Money Market Funds or the intermediaries through which shares are held must take affirmative action to exchange their shares from the Money Market Funds into the Aston Money Market Fund. The Aston Money Market Fund prospectus, including applicable investment minimums, is available by contacting Aston Funds by mail, through the Internet or by phone at (800) 992-8151. Please read the Aston Money Market Fund prospectus carefully before investing.

For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non tax-deferred account generally is subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in “good order,” as described in the Prospectus.

For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com.

SUP AMMF 709

ASTON FUNDS

Class N Shares

Aston/Montag & Caldwell Growth Fund

Aston Growth Fund

Aston/Montag & Caldwell Balanced Fund

Aston Balanced Fund

Class R Shares

Aston/Montag & Caldwell Growth Fund

Aston Growth Fund

Class I Shares

Aston/Montag & Caldwell Growth Fund

Aston Growth Fund

(Each a “Fund” and collectively, the “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

January     , 2010

This statement of additional information dated January     , 2010 (“SAI”) provides information pertaining to shares representing interests in the following investment portfolios of Aston Funds, formerly known as ABN AMRO Funds (the “Trust”): Aston/Montag & Caldwell Growth Fund, Aston Growth Fund, Aston/Montag & Caldwell Balanced Fund, and Aston Balanced Fund.

This SAI is not a prospectus and should be read only in conjunction with each Fund’s current Proxy Statement/Prospectus dated January     , 2010, for the Special Meeting of Shareholders of the Funds, to be held on                     , 2010, into which this SAI is hereby incorporated by reference. No investments in any of the Funds should be made without first reading the Proxy Statement/Prospectus.

The audited financial statements for the fiscal year ended October 31, 2009 for the Funds and the Report of the Independent Registered Public Accounting Firm thereon are incorporated herein by reference to the Funds’ Annual Reports dated October 31, 2009 as filed with the Securities and Exchange Commission (“SEC”) insofar as it is related to a Fund’s participation in a reorganization (File No. 811-08004). No other parts of the Annual Reports are incorporated by reference herein. This SAI is incorporated by reference to the Proxy Statement/Prospectus.

You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P. O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Proxy Statement/Prospectus or SAI.

Further information about the Funds is contained in the Funds’ Statement of Additional Information dated March 1, 2009 as supplemented from time to time, which is attached to this SAI as Appendix A.

The unaudited pro forma combined financial statements for the reorganization of Aston Balanced Fund into Aston/Montag & Caldwell Balanced Fund, which are attached hereto, are intended to present the financial condition and related results of operations of the Aston/Montag & Caldwell Balanced Fund, as if such reorganization had been consummated on October 31, 2009.

The date of this SAI is January     , 2010.

Aston Balanced Fund – Aston/Montag & Caldwell Balanced Fund

Proforma Combined Schedule of Investments as of October 31, 2009 (Unaudited)

			Aston Balanced Fund Shares/ Par Value ($)	Aston/ Montag & Caldwell Balanced Fund Shares/ Par Value ($)	Combined Pro Forma Shares/ Par Value ($)	Aston Balanced Fund Value ($)	Aston/ Montag & Caldwell Balanced Fund Value ($)	Combined Pro Forma Value ($)
	Coupon Rate	Maturity Date
Common Stocks – 61.48%
Consumer Discretionary – 6.60%
McDonald’s			7,100	7,100	14,200	416,131	416,126	832,257
NIKE, Class B			3,650	3,750	7,400	226,957	233,175	460,132
TJX			7,550	7,350	14,900	281,993	274,523	556,516
Walt Disney			5,750	6,000	11,750	157,378	164,220	321,598

Total Consumer Discretionary			24,050	24,200	48,250	1,082,459	1,088,044	2,170,503

Consumer Staples – 13.85%
Coca-Cola			8,450	8,800	17,250	450,470	469,128	919,598
Colgate-Palmolive			4,050	3,850	7,900	318,451	302,726	621,177
Costco Wholesale			5,450	5,650	11,100	309,832	321,203	631,035
CVS Caremark			4,500	5,000	9,500	158,850	176,500	335,350
PepsiCo			6,600	6,920	13,520	399,630	419,006	818,636
Procter & Gamble			3,700	3,950	7,650	214,600	229,100	443,700
Wal-Mart Stores			7,750	8,050	15,800	385,020	399,924	784,944

Total Consumer Staples			40,500	42,220	82,720	2,236,853	2,317,587	4,554,440

Energy – 5.78%
Cameron International*			7,600	8,100	15,700	280,972	299,457	580,429
Occidental Petroleum			3,300	3,350	6,650	250,404	254,198	504,602
Schlumberger			6,400	6,700	13,100	398,080	416,740	814,820

Total Energy			17,300	18,150	35,450	929,456	970,395	1,899,851

Financials – 3.56%
Charles Schwab			19,650	20,400	40,050	340,731	353,736	694,467
JPMorgan Chase			5,600	5,850	11,450	233,912	244,355	478,267

Total Financials			25,250	26,250	51,500	574,643	598,091	1,172,734

Health Care – 10.03%
Abbott Laboratories			8,300	8,600	16,900	419,731	434,902	854,633
Allergan			5,500	5,250	10,750	309,375	295,313	604,688
Gilead Sciences*			7,100	7,350	14,450	302,105	312,743	614,848
Schering-Plough			15,650	16,250	31,900	441,330	458,250	899,580
Stryker			3,450	3,600	7,050	158,700	165,600	324,300

Total Health Care			40,000	41,050	81,050	1,631,241	1,666,808	3,298,049

Industrials – 4.06%
3M			3,500	3,600	7,100	257,495	264,852	522,347
Burlington Northern Santa Fe			1,700	1,750	3,450	128,044	131,810	259,854
Emerson Electric			2,800	2,950	5,750	105,700	111,363	217,063
Fluor			3,650	3,950	7,600	162,133	175,459	337,592

Total Industrials			11,650	12,250	23,900	653,372	683,484	1,336,856

Information Technology – 17.09%
Apple*			2,650	2,750	5,400	499,525	518,375	1,017,900
Google, Class A*			910	973	1,883	487,869	521,645	1,009,514
Hewlett-Packard			10,100	10,500	20,600	479,346	498,330	977,676
Juniper Networks *			9,000	9,350	18,350	229,590	238,519	468,109
QUALCOMM			9,850	10,300	20,150	407,888	426,523	834,411
Research In Motion*			3,650	3,450	7,100	214,365	202,619	416,984
Visa, Class A			5,800	6,050	11,850	439,408	458,348	897,756

Total Information Technology			41,960	43,373	85,333	2,757,991	2,864,359	5,622,350

Materials – 0.51%

Aston Balanced Fund – Aston/Montag & Caldwell Balanced Fund

Proforma Combined Schedule of Investments as of October 31, 2009 (Unaudited)

				Aston Balanced Fund Shares/ Par Value ($)	Aston/ Montag & Caldwell Balanced Fund Shares/ Par Value ($)	Combined Pro Forma Shares/ Par Value ($)	Aston Balanced Fund Value ($)	Aston/ Montag & Caldwell Balanced Fund Value ($)	Combined Pro Forma Value ($)
		Coupon Rate	Maturity Date
Monsanto				1,200	1,300	2,500	80,616	87,334	167,950

Total Materials				1,200	1,300	2,500	80,616	87,334	167,950

Total Common Stocks				201,910	208,793	410,703	9,946,631	10,276,102	20,222,733

U.S. Government and Agency Obligations – 14.39%
Federal National Mortgage Association – 3.29%
Federal National Mortgage Association		6.000	15-May-11	—	100,000	100,000	—	107,901	107,901
Federal National Mortgage Association		4.375	15-Sep-12	—	75,000	75,000	—	80,711	80,711
Federal National Mortgage Association	Pool # 787557	7.500	01-Feb-35	41,516	—	41,516	45,988	—	45,988
Federal National Mortgage Association	Pool # 819231	7.500	01-Apr-35	17,629	—	17,629	19,529	—	19,529
Federal National Mortgage Association	Pool # 844078	6.000	01-Nov-35	146,302	—	146,302	156,071	—	156,071
Federal National Mortgage Association	Pool # 888029	6.000	01-Dec-36	271,600	—	271,600	289,311	—	289,311
Federal National Mortgage Association	Pool # 918778	5.500	01-Jun-37	166,682	—	166,682	175,696	—	175,696
Federal National Mortgage Association	Pool # 962344	5.500	01-Mar-38	195,407	—	195,407	205,944	—	205,944

Total Fannie Mae				839,136	175,000	1,014,136	892,539	188,612	1,081,151

Federal Home Loan Mortgage – 2.70%
Federal Home Loan Mortgage	Gold Pool # G18083	5.500	01-Nov-20	244,995	—	244,995	261,491	—	261,491
Federal Home Loan Mortgage	Gold Pool # G11820	5.500	01-Dec-20	43,472	—	43,472	46,399	—	46,399
Federal Home Loan Mortgage	Gold Pool # G03202	5.500	01-Sep-37	180,529	—	180,529	190,433	—	190,433
Federal Home Loan Mortgage	Gold Pool # G04334	5.000	01-Apr-38	218,420	—	218,420	226,662	—	226,662
Federal Home Loan Mortgage		4.500	15-Jan-13	—	150,000	150,000	—	163,108	163,108

Total Freddie Mac				687,416	150,000	837,416	724,985	163,108	888,093

Government National Mortgage Association – 1.00%
Government National Mortgage Association	Pool # 4015	5.000	20-Aug-37	193,827	—	193,827	201,756	—	201,756
Government National Mortgage Association	Pool # 698060	5.500	15-Feb-39	122,394	—	122,394	129,430	—	129,430

Total Government National Mortgage Association				316,221	—	316,221	331,186	—	331,186

U.S. Treasury Bills – 3.04%
Treasury Bill (a)		0.140	03-Dec-09	500,000	—	500,000	499,982	—	499,982
Treasury Bill (a)		0.060	28-Jan-10	500,000	—	500,000	499,939	—	499,939

Total U.S. Treasury Bills				1,000,000	—	1,000,000	999,921	—	999,921

U.S. Treasury Bonds – 1.77%
U.S. Treasury Bonds		8.125	15-Aug-19	—	150,000	150,000	—	208,313	208,313
U.S. Treasury Bonds		8.000	15-Nov-21	—	100,000	100,000	—	140,859	140,859
U.S. Treasury Bonds		5.375	15-Feb-31	—	200,000	200,000	—	232,344	232,344

Total U.S. Treasury Bonds				—	450,000	450,000	—	581,516	581,516

U.S. Treasury Notes – 2.59%
U.S. Treasury Notes		4.000	15-Feb-15	—	175,000	175,000	—	188,918	188,918
U.S. Treasury Notes		4.500	15-Feb-16	—	225,000	225,000	—	247,922	247,922
U.S. Treasury Notes		2.625	30-Apr-16	—	225,000	225,000	—	222,047	222,047
U.S. Treasury Notes		4.625	15-Feb-17	—	175,000	175,000	—	193,416	193,416

Total U.S. Treasury Notes				—	800,000	800,000	—	852,303	852,303

Total U.S. Government and Agency Obligations				2,842,773	1,575,000	4,417,773	2,948,631	1,785,539	4,734,170

Corporate Notes and Bonds – 20.37%
Consumer Discretionary – 1.51%
Darden Restaurants	Senior Unsecured Notes	6.800	15-Oct-37	70,000	—	70,000	72,456	—	72,456
Home Depot	Senior Unsecured Notes	5.875	16-Dec-36	50,000	—	50,000	48,935	—	48,935
Macy’s Retail Holdings		6.375	15-Mar-37	250,000	—	250,000	205,000	—	205,000

Aston Balanced Fund – Aston/Montag & Caldwell Balanced Fund

Proforma Combined Schedule of Investments as of October 31, 2009 (Unaudited)

				Aston Balanced Fund Shares/ Par Value ($)	Aston/ Montag & Caldwell Balanced Fund Shares/ Par Value ($)	Combined Pro Forma Shares/ Par Value ($)	Aston Balanced Fund Value ($)	Aston/ Montag & Caldwell Balanced Fund Value ($)	Combined Pro Forma Value ($)
		Coupon Rate	Maturity Date
Time Warner Cable		8.250	14-Feb-14	50,000	—	50,000	58,682	—	58,682
Whirlpool, MTN	Senior Unsecured Notes	8.600	01-May-14	50,000	—	50,000	57,118	—	57,118
Wyndham Worldwide	Senior Unsecured Notes	6.000	01-Dec-16	60,000	—	60,000	54,695	—	54,695

Total Consumer Discretionary				530,000	—	530,000	496,886	—	496,886

Consumer Staples – 2.81%
Coca-Cola (The)		5.350	15-Nov-17	—	250,000	250,000	—	271,998	271,998
Kroger		8.050	01-Feb-10	50,000	—	50,000	50,837	—	50,837
PepsiCo		5.000	01-Jun-18	—	250,000	250,000	—	266,562	266,562
Reynolds American		7.750	01-Jun-18	50,000	—	50,000	54,073	—	54,073
Wal-Mart Stores		4.125	01-Jul-10	—	275,000	275,000	—	281,713	281,713

Total Consumer Staples				100,000	775,000	875,000	104,910	820,273	925,183

Energy – 2.27%
ConocoPhillips		4.750	01-Feb-14	—	200,000	200,000	—	214,949	214,949
Hess	Senior Unsecured Notes	8.125	15-Feb-19	50,000	—	50,000	60,756	—	60,756
Hess	Senior Unsecured Notes	7.875	01-Oct-29	50,000	—	50,000	59,082	—	59,082
Kinder Morgan Energy Partners	Senior Unsecured Notes	9.000	01-Feb-19	50,000	—	50,000	61,017	—	61,017
Marathon Oil Canada	Senior Secured Notes	8.375	01-May-12	50,000	—	50,000	56,526	—	56,526
Nabors Industries		9.250	15-Jan-19	50,000	—	50,000	60,463	—	60,463
Nexen	Senior Unsecured Notes	7.500	30-Jul-39	125,000	—	125,000	138,430	—	138,430
Trans-Canada Pipelines	Senior Unsecured Notes	7.625	15-Jan-39	25,000	—	25,000	32,001	—	32,001
Weatherford International		9.625	01-Mar-19	50,000	—	50,000	61,962	—	61,962

Total Energy				450,000	200,000	650,000	530,237	214,949	745,186

Financials – 4.85%
American Financial Group	Senior Unsecured Notes	9.875	15-Jun-19	50,000	—	50,000	56,666	—	56,666
Blackstone Holdings Finance (b)		6.625	15-Aug-19	100,000	—	100,000	100,919	—	100,919
General Electric Capital,	MTN, Series A	5.875	15-Feb-12	—	175,000	175,000	—	188,790	188,790
Goldman Sachs Capital I		6.345	15-Feb-34	150,000	—	150,000	142,519	—	142,519
Goldman Sachs Group		5.150	15-Jan-14	—	225,000	225,000	—	237,924	237,924
Jefferies Group	Senior Unsecured Notes	8.500	15-Jul-19	100,000	—	100,000	108,706	—	108,706
JPMorgan Chase		4.750	01-May-13	—	250,000	250,000	—	265,105	265,105
Marsh & McLennan	Senior Unsecured Notes	9.250	15-Apr-19	50,000	—	50,000	62,305	—	62,305
Rio Tinto Finance		8.950	01-May-14	50,000	—	50,000	59,136	—	59,136
SLM, MTN	Senior Unsecured Notes	5.625	01-Aug-33	250,000	—	250,000	171,549	—	171,549
Wells Fargo		4.200	15-Jan-10	—	200,000	200,000	—	201,261	201,261

Total Financials				750,000	850,000	1,600,000	701,800	893,080	1,594,880

Health Care – 3.29%
Abbott Laboratories		4.350	15-Mar-14	—	250,000	250,000	—	263,544	263,544
Boston Scientific	Senior Unsecured Notes	7.000	15-Nov-35	110,000	—	110,000	107,800	—	107,800
Johnson & Johnson		5.950	15-Aug-37	—	200,000	200,000	—	224,926	224,926
McKesson	Senior Unsecured Notes	7.500	15-Feb-19	50,000	—	50,000	58,880	—	58,880
Medtronic	Senior Unsecured Notes	6.500	15-Mar-39	50,000	—	50,000	58,339	—	58,339
Pfizer		4.450	15-Mar-12	—	200,000	200,000	—	212,200	212,200
UnitedHealth Group (c)	Senior Unsecured Notes	1.768	07-Feb-11	100,000	—	100,000	100,163	—	100,163
WellPoint	Senior Unsecured Notes	6.800	01-Aug-12	50,000	—	50,000	55,003	—	55,003

Total Health Care				360,000	650,000	1,010,000	380,185	700,670	1,080,855

Industrials – 0.78%
Embraer Overseas		6.375	15-Jan-20	100,000	—	100,000	95,250	—	95,250
FedEx	Senior Notes	8.000	15-Jan-19	50,000	—	50,000	60,637	—	60,637
Tyco International Finance		4.125	15-Oct-14	100,000	—	100,000	102,267	—	102,267

Total Industrials				250,000	—	250,000	258,154	—	258,154

Aston Balanced Fund – Aston/Montag & Caldwell Balanced Fund

Proforma Combined Schedule of Investments as of October 31, 2009 (Unaudited)

				Aston Balanced Fund Shares/ Par Value ($)	Aston/ Montag & Caldwell Balanced Fund Shares/ Par Value ($)	Combined Pro Forma Shares/ Par Value ($)	Aston Balanced Fund Value ($)	Aston/ Montag & Caldwell Balanced Fund Value ($)	Combined Pro Forma Value ($)
		Coupon Rate	Maturity Date
Information Technology – 2.11%
Cisco Systems		5.500	22-Feb-16	—	200,000	200,000	—	220,109	220,109
Hewlett-Packard		4.500	01-Mar-13	—	200,000	200,000	—	214,207	214,207
Motorola	Senior Unsecured Notes	6.625	15-Nov-37	50,000	—	50,000	42,748	—	42,748
Oracle		4.950	15-Apr-13	—	200,000	200,000	—	216,684	216,684

Total Information Technology				50,000	600,000	650,000	42,748	651,000	693,748

Materials – 0.46%
ArcelorMittal	Senior Unsecured Notes	7.000	15-Oct-39	100,000	—	100,000	94,812	—	94,812
Bemis	Senior Unsecured Notes	6.800	01-Aug-19	50,000	—	50,000	56,107	—	56,107

Total Materials				150,000	—	150,000	150,919	—	150,919

Telecommunication Services – 1.77%
BellSouth Capital Funding		7.750	15-Feb-10	—	200,000	200,000	—	204,135	204,135
Rogers Wireless	Senior Subordinated Notes	8.000	15-Dec-12	50,000		50,000	51,510		51,510
Telus	Senior Unsecured Notes	8.000	01-Jun-11	50,000		50,000	54,527		54,527
Verizon Communications		5.550	15-Feb-16	—	250,000	250,000	—	270,985	270,985

Total Telecommunication Services				100,000	450,000	550,000	106,037	475,120	581,157

Utilities – 0.52%
Allegheny Energy Supply (b)	Senior Unsecured Notes	6.750	15-Oct-39	50,000	—	50,000	48,053	—	48,053
FPL Group Capital		7.875	15-Dec-15	50,000	—	50,000	60,807	—	60,807
Sempra Energy	Senior Unsecured Notes	9.800	15-Feb-19	50,000	—	50,000	63,886	—	63,886

Total Utilities				150,000	—	150,000	172,746	—	172,746

Total Corporate Notes and Bonds				2,890,000	3,525,000	6,415,000	2,944,622	3,755,092	6,699,714

Investment Company – 2.93%
BlackRock Liquidity Funds TempCash Portfolio				962,607	—	962,607	962,607	—	962,607

Total Investment Company				962,607	—	962,607	962,607	—	962,607

Total Investments – 99.17%				6,897,290	5,308,793	12,206,083	$16,802,491	$15,816,733	$32,619,224
Net Other Assets and Liabilities – 0.83%							2,479	269,681	272,160

Net Assets – 100.00%							$16,804,970	$16,086,414	$32,891,384

*	Non-income producing security.

(a)	Annualized yield at time of purchase.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2009, these securities amounted to $148,972 or 0.89% of net assets of the Aston Balanced Fund. These securities have been determined by the Adviser to be liquid securities.

(c)	Floating rate note. The interest rate shown reflects the rate in effect at October 31, 2009.

MTN     Medium Term Note

Aston Balanced Fund – Aston/Montag & Caldwell Balanced Fund

Proforma Combined Statement of Assets and Liabilities as of October 31, 2009 (Unaudited)

	Aston Balanced Fund	Aston / Montag & Caldwell Balanced Fund	Pro Forma Adjustments(1)		Pro Forma Combined
ASSETS:
Investments:
Investments at cost	$15,403,027	$14,992,111	$—		$30,395,138
Net unrealized appreciation	1,399,464	824,622	—		2,224,086

Total investments at value	16,802,491	15,816,733	—		32,619,224

Receivables:
Dividends and interest	68,988	79,216	—		148,204
Fund shares sold	2,821	5,686	—		8,507
Investments sold	62,197	531,874	—		594,071
Other assets	208	221	—		429

Total assets	16,936,705	16,433,730	—		33,370,435

LIABILITIES:
Payables:
Due to custodian	—	82,961	—		82,961
Investments purchased	90,377	38,402	—		128,779
Fund shares redeemed	—	190,420	—		190,420
Due to Adviser, net	10,088	4,612	—		14,700
Administration fees	3,184	2,723	—		5,907
Audit and tax fees	17,717	17,848	—		35,565
Custodian fees	1,966	1,617	—		3,583
Transfer agent fees	4,195	6,438	—		10,633
Trustees fees and related expenses	201	157	—		358
Accrued expenses and other payables	4,007	2,138	—		6,145

Total liabilities	131,735	347,316	—		479,051

NET ASSETS	$16,804,970	$16,086,414	$—		$32,891,384

NET ASSETS CONSIST OF:
Paid in capital	$18,178,289	$23,304,810	$—		$41,483,099
Accumulated undistributed (distribution in excess of) net investment income (loss)	295,561	(232,269)	—		63,292
Accumulated net realized loss on investments	(3,068,344)	(7,810,749)	—		(10,879,093)
Net unrealized appreciation on investments	1,399,464	824,622	—		2,224,086

	$16,804,970	$16,086,414	$—		$32,891,384

Class N:
Net Assets	$16,804,970	$14,937,504	$—		$31,742,474
Shares of beneficial interest outstanding (unlimited authorization)	3,032,269	842,474	(2,084,470	)(2)	1,790,273
NET ASSET VALUE Offering and redemption price per share (Net Assets / Shares Outstanding)	$5.54	$17.73	$—		$17.73
Class I:
Net Assets	$—	$1,148,910	$—		$1,148,910
Shares of beneficial interest outstanding (unlimited authorization)	—	64,972	—		64,972
NET ASSET VALUE Offering and redemption price per share (Net Assets / Shares Outstanding)	$—	$17.68	$—		$17.68

(1)	Pro forma adjustments do not include reorganization expenses borne by the Funds, which are expected to be immaterial.

(2)	Class N shares of the Aston Balanced Fund are being exchanged for Class N shares of the Aston/Montag & Caldwell Balanced Fund.

Aston Balanced Fund – Aston/Montag & Caldwell Balanced Fund

Pro Forma Combined Statement of Operations for the Year Ended October 31, 2009 (Unaudited)

	Aston Balanced Fund	Aston / Montag & Caldwell Balanced Fund	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$176,256	$178,581	$—		$354,837
Interest	308,053	268,327	—		576,380

Total investment income	484,309	446,908	—		931,217

EXPENSES:
Investment advisory fees	115,902	131,614	8,277	(1)	255,793
Distribution expenses	5,447	26,926	21,501	(1)	53,874
Transfer agent fees	28,095	50,943	(16,800	)(1)	62,238
Administration fees	39,568	27,338	(24,000	)(1)	42,906
Registration expenses	16,047	25,122	(16,047	)(1)	25,122
Custodian fees	5,411	4,146			9,557
Audit and tax fees	23,209	23,404	(23,209	)(1)	23,404
Legal fees	1,229	1,299			2,528
Reports to shareholder expense	2,438	2,431			4,869
Trustees fees and related expenses	900	1,281			2,181
Other expenses	8,782	8,710	(3,335	)(1)	14,157

Total expenses before waivers/reimbursements	247,028	303,214	(53,613	)(2)	496,629

Less: Investment advisory fees waived	—	(83,255)	15,663		(67,592)

Net expenses	247,028	219,959	(37,950)		429,037

NET INVESTMENT INCOME	237,281	226,949	37,950		502,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,968,862)	(505,443)	—		(2,474,305)
Net change in unrealized appreciation of investments	4,255,574	2,858,743	—		7,114,317

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,286,712	2,353,300	—		4,640,012

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,523,993	$2,580,249	$37,950	(2)	$5,142,192

(1)	Pro Forma operating expenses are based on actual expenses of Aston Balanced Fund and Aston/Montag & Caldwell Balanced Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The management fee has been calculated for the Combined Fund based on the fee schedule in effect for the Aston/Montag & Caldwell Balanced Fund at the combined level of average net assets for the fiscal year ended October 31, 2009.

(2)	Pro forma adjustments do not include reorganization expenses borne by the Funds, which are expected to be immaterial.

Aston / Montag & Caldwell Balanced Fund

Aston Balanced Fund

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.	Basis of Combination

These financial statements set forth the unaudited Proforma Combined Schedule of Investments as of October 31, 2009 and the unaudited Proforma Combined Statement of Assets and Liabilities as of October 31, 2009, and the unaudited Pro Forma Combined Statement of Operations for the year ended October 31, 2009 for Aston Balanced Fund (“Balanced Fund”) into Aston/Montag & Caldwell Balanced Fund (“Montag & Caldwell Balanced Fund,” or “Surviving Fund” and collectively with the Balanced Fund, the “Funds”), as adjusted, giving effect to the reorganization as if it had occurred as of the beginning of the fiscal year.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Balanced Fund and the Montag & Caldwell Balanced Fund (the “Combined Fund”) will be accounted for by the method of accounting for tax-free mergers of investment companies. The reorganization would be accomplished by an acquisition of the net assets of the Balanced Fund in exchange for shares of Class N of the Montag & Caldwell Balanced Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Balanced Fund and the Montag & Caldwell Balanced Fund have been combined as of and for the year ended October 31, 2009. Following the acquisition, the Montag & Caldwell Balanced Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the Surviving Fund will not be restated. The pro forma statements do not reflect the expenses borne by either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization, which are expected to be immaterial. As of October 31, 2009, the Balanced Fund’s portfolio did not contain securities, either individually or when aggregated with the Montag & Caldwell Balanced Fund’s portfolio, that violated the investment policies or restrictions of the Montag & Caldwell Balanced Fund.

The accompanying pro forma combined financial statements and notes to pro forma combined financial statements should be read in conjunction with the financial statements and accompanying notes of the Balanced Fund and the Montag & Caldwell Balanced Fund included in their annual report dated October 31, 2009.

2.	General Information and Significant Accounting Policies

The Aston Funds (the “Trust) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company with 24 separate portfolios established by the Board of Trustees as of October 31, 2009.

The following is a summary of significant accounting policies followed by the Combined Fund in the preparation of its pro forma combined financial statements in accordance with accounting principles generally accepted in the United States.

Security Valuation

Equity securities traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by Aston Asset Management LLC (the “Adviser”) to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. The Combined Fund invests in securities of other investment companies including open-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Combined Fund invests. When the

Aston / Montag & Caldwell Balanced Fund

Aston Balanced Fund

Notes to Pro Forma Combined Financial Statements (Unaudited)—(Continued)

Combined Fund invests in another investment company, shareholders of the Combined Fund bear their proportionate share of the investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Combined Fund’s fees and expenses.

Repurchase Agreements

The Combined Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Combined Fund’s Adviser or sub-adviser, subject to the seller’s agreement to repurchase and the Combined Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Combined Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Combined Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Combined Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. At October 31, 2009, the Combined Fund did not own any repurchase agreements.

When Issued/Delayed Delivery Securities

The Combined Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Combined Fund segregates assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At October 31, 2009, the Combined Fund did not own any when issued or delayed delivery securities.

Mortgage-Backed Securities

The Combined Fund may invest in mortgage-backed securities (“MBS”), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Combined Fund may also invest in collateralized mortgage obligations (“CMO”) and real estate mortgage investment conduits (“REMIC”). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

Investment Income and Securities Transactions

Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Combined Fund is informed of the ex-dividend date. Interest income is accrued daily and is captured in dividends and interest receivable. Premiums and discounts

Aston / Montag & Caldwell Balanced Fund

Aston Balanced Fund

Notes to Pro Forma Combined Financial Statements (Unaudited)—(Continued)

are amortized or accreted on an effective yield method on fixed income securities. The Combined Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Combined Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Combined Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the First In First Out (“FIFO”) method.

Federal Income Taxes

The Balanced Fund and Montag & Caldwell Balanced Fund have elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying pro forma combined financial statements. After the acquisition, Montag & Caldwell Balanced Fund intends to continue to qualify as a regulated investment company.

Multi-Class Operations

With respect to Montag & Caldwell Balanced Fund, the Surviving Fund, each class offered by this Fund has equal rights as to net assets. Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees.

Dividends from Net Investment Income and Distributions of Capital Gains

Dividends and distributions to shareholders are recorded on the ex-dividend date. The Montag & Caldwell Balanced Fund distributes dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Advisory, Administration, Distribution Services and Trustee Agreements

Aston Asset Management LLC serves as Investment Adviser and Administrator to the Funds. Under terms of each Fund’s investment advisory agreement, fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current investment advisory agreement for the Funds are included in the Funds’ annual or semi-annual report to shareholders covering the period during which the approval occurred. The Adviser has voluntarily waived management fees and/or reimbursed expenses for the Montag & Caldwell Balanced Fund, which caps annual ordinary operating expenses for Class N shareholders at 1.35% of average daily net assets.

For the year ended October 31, 2009 the Montag & Caldwell Balanced Fund’s investment advisory fee was computed based on the annual rate of 0.75% of its average daily net assets. The administration fee was computed based on the annual rate of 0.049% of the first $7.4 billion of the Trust’s combined average daily net assets and 0.0465% of the Trust’s combined average daily net assets in excess of $7.4 billion, and was allocated to the Montag & Caldwell Balanced Fund based on the relative net assets of the Trust.

Pursuant to a Rule 12b-1 distribution plan (the “Plan”) adopted by the Montag & Caldwell Balanced Fund with respect to Class N Shares, the Montag & Caldwell Balanced Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Montag & Caldwell Balanced Fund’s average daily net assets.

The Trustees of the Trust who are not affiliated with the Adviser or sub-advisers receive an annual retainer and per meeting fees. The Lead Independent Trustee and Committee Chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the Adviser or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the Adviser, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds’ Chief Compliance Officer.

3.	Capital Shares

Aston / Montag & Caldwell Balanced Fund

Aston Balanced Fund

Notes to Pro Forma Combined Financial Statements (Unaudited)—(Continued)

The pro forma net asset value per share assumes the issuance of shares of Montag & Caldwell Balanced Fund that would have been issued at October 31, 2009, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of Class N shares of Balanced Fund, as of October 31, 2009, divided by the net asset value per share of the Class N shares of Montag & Caldwell Balanced Fund as of October 31, 2009. The pro forma number of shares outstanding, by class, for the Combined Fund consists of the following at October 31, 2009:

Class of Shares	Shares of Acquiring Fund Pre- Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post Combination
Class N	842,474	947,799	1,790,273

4.	Pro forma Adjustments and Pro forma Combined Columns

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect for the fiscal year ended October 31, 2009, giving effect to the reorganization as if it had occurred at the beginning of the fiscal year. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Montag & Caldwell Balanced Fund based upon the combined net assets of the Balanced Fund and Montag & Caldwell Balanced Fund.

The pro forma combined Statement of Assets and Liabilities and pro forma combined Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2009.

5.	Costs of Reorganization

The Adviser will bear or cause its parent, Highbury Financial Inc., to bear, all expenses of the Funds in connection with the reorganization related to the proxy solicitation, legal and other costs associated with the solicitation including special meetings of the board of trustees, preparation of a proxy statement/prospectus, printing and mailing costs. Each Fund will bear other expenses of the reorganization, including legal and accounting fees and expenses, provided that the Adviser will reimburse the Funds for expenses in connection with the reorganization, including legal and accounting expenses, to the extent that such expenses (i) cause total operating expenses of a Fund to exceed operating expense caps in effect for a Fund through February 28, 2011, or (ii) exceed one basis point (.01%) of average net assets if operating expense caps are not in effect for any Fund.

Reorganization expenses borne by the Funds may include, without limitation: (a) accounting fees; (b) legal fees incurred by each Fund; and (c) brokerage cost of any necessary rebalancing of the Funds’ investment portfolios, if any.

[ASTON FUNDS LOGO]

                                   ASTON FUNDS

                                 CLASS N SHARES

                       Aston/Montag & Caldwell Growth Fund
                        Aston/Veredus Select Growth Fund
                                Aston Growth Fund
                    Aston/Optimum Large Cap Opportunity Fund
                                Aston Value Fund
                            Aston/TAMRO All Cap Fund
                  Aston/River Road Dividend All Cap Value Fund
                           Aston/Optimum Mid Cap Fund
                   Aston/Montag & Caldwell Mid Cap Growth Fund
                        Aston/Cardinal Mid Cap Value Fund
                       Aston/River Road Small-Mid Cap Fund
                      Aston/Veredus Aggressive Growth Fund
                           Aston/TAMRO Small Cap Fund
                      Aston/River Road Small Cap Value Fund
                        Aston/Neptune International Fund
                      Aston/Fortis Global Real Estate Fund
                           Aston/Smart Portfolios Fund
                   Aston/New Century Absolute Return ETF Fund
                      Aston/MB Enhanced Equity Income Fund
                          Aston/Fortis Real Estate Fund
                      Aston/Montag & Caldwell Balanced Fund
                               Aston Balanced Fund
                           Aston/TCH Fixed Income Fund
                     Aston/Fortis Investor Money Market Fund

                                 CLASS R SHARES

                       Aston/Montag & Caldwell Growth Fund
                                Aston Growth Fund

                                 CLASS I SHARES

                          Montag & Caldwell Growth Fund
                        Aston/Veredus Select Growth Fund
                                Aston Growth Fund
                                Aston Value Fund
                  Aston/River Road Dividend All Cap Value Fund
                           Aston/Optimum Mid Cap Fund
                       Aston/River Road Small-Mid Cap Fund
                      Aston/Veredus Aggressive Growth Fund
                           Aston/TAMRO Small Cap Fund
                      Aston/River Road Small Cap Value Fund
                        Aston/Neptune International Fund
                        Aston/Barings International Fund
                          Aston/Fortis Real Estate Fund
                         Montag & Caldwell Balanced Fund
                           Aston/TCH Fixed Income Fund
                       Fortis Government Money Market Fund
                       Fortis Tax-Exempt Money Market Fund
                        Fortis Treasury Money Market Fund

                                 CLASS S SHARES

                       Fortis Government Money Market Fund
                       Fortis Tax-Exempt Money Market Fund
                        Fortis Treasury Money Market Fund

                                 CLASS Y SHARES

                  Fortis Institutional Prime Money Market Fund

                                 CLASS YS SHARES

                  Fortis Institutional Prime Money Market Fund

                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2009

      This statement of additional information dated March 1, 2009 ("SAI")
provides supplementary information pertaining to shares representing interests in the twenty-nine currently available investment portfolios of Aston Funds, formerly known as ABN AMRO Funds (the "Trust").

      This SAI is not a prospectus and should be read only in conjunction with each Fund's current Prospectus dated March 1, 2009, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate prospectus.

      The audited financial statements for the fiscal year ended October 31,
2008 for the Funds are incorporated herein by reference to the Funds' Annual
Reports as filed with the Securities and Exchange Commission ("SEC"). This SAI
is incorporated by reference to the Prospectuses.

      You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765,
PROVIDENCE, RI 02940 OR 800-992-8151 or by downloading such information from
www.astonfunds.com. The website does not form a part of the prospectuses or SAI.

                                                                               PAGE
                                                                               ----

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION
WITH THE OFFERINGS MADE BY THE PROSPECTUSES. IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE
TRUST OR THE DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE
TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
LAWFULLY BE MADE.

                                    THE FUNDS

      Aston Funds, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602,
is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940
Act"), except Aston/Fortis Real Estate Fund and Aston/Fortis Global Real Estate
Fund, which are classified as non-diversified. Each Fund is a series of the
Trust, which was formed as a Delaware statutory trust on September 10, 1993.

      The Aston/Fortis Investor Money Market Fund, Fortis Government Money
Market Fund, Fortis Tax-Exempt Money Market Fund, Fortis Treasury Money Market
Fund and Fortis Institutional Prime Money Market Fund are referred to collectively herein as the "Fortis Money Market Funds."

           INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

      The following supplements the information contained in each prospectus concerning the investment objectives, strategies and risks of investing in the
Funds. Except as otherwise stated below or in the applicable prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment
Restrictions" are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"),
EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

      ADRs are securities, typically issued by a U.S. financial institution (a
"depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a
non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in
non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

      Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect
"passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated
maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

                                       1

BELOW INVESTMENT-GRADE (HIGH YIELD) DEBT SECURITIES

      Fixed income securities rated Ba or lower by Moody's Investor Service
("Moody's") or BB or lower by Standard & Poor's ("S&P"), frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

      In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

      The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

      LOWER-RATED SECURITIES MARKET - An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which holds these securities.

      SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability

                                       2

to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

      LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

      CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the investment adviser or subadviser also performs its own analysis of issuers in selecting investments for a Fund. The investment adviser or subadviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

      YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities.
The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations.
Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

BORROWING

      A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least
300%.

                                       3

CASH LIQUIDATION FOR REDEMPTION

      The Aston/Veredus Aggressive Growth Fund may participate in a program with
ReFlow Fund LLC ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the Fund.
ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the Fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the
Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

      The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT
CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS

      CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S.
government or by private organizations.

      In a CMO, a series of bonds or certificates is issued in multiple classes.
Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

      One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank
Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate
CMOs," will be considered adjustable-rate mortgage securities ("ARMs") by a
Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate
CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared. The structure and performance of floating-rate tranches will vary widely as interest rates change.

      REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMIC in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

                                       4

      Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies.
However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

      RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the
11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of
Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds
index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

      CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

      CMOs are subject to credit risk and interest rate risk. Generally, CMOs have lower credit risk because the underlying mortgages are either guaranteed by the U.S. government or carry an implicit guarantee of a government-sponsored enterprise. Private label CMOs may carry higher credit risk, depending on the underlying collateral. The degree of credit risk will be reflected in the credit rating of the security. Sub-prime collateral is subject to a high degree of credit risk. Certain private label CMOs have experienced significant ratings downgrades during the credit crisis beginning in late 2007 and continuing in
2008. A significant ratings downgrade may adversely affect the liquidity and valuation of private-label CMOs.

      CMOs have a high degree of interest rate risk. The value of a CMO will fluctuate more widely in response to interest rate changes than a standard debt security. Liquidity risk is the risk that the investor will be unable to find a buyer interested in purchasing the security or willing to pay a decent price for the security. If a Fund has to sell the security before maturity, some of the principal could be lost. The liquidity of certain CMOs, particularly private label CMOs, have been adversely affected by the credit crisis beginning in late
2007 and continuing into 2008.

      Other risks are reinvestment risk and extension risk. Reinvestment risk is the risk that, in a falling interest rate environment, a Fund will receive principal and interest payments earlier than expected and be forced to reinvest at a lower interest rate. Extension risk is the risk that interest rates will rise and prepayment speeds will slow, and the Fund will be left holding the security longer than expected and miss out on opportunities to earn higher rates in the new interest rate environment.

                                       5

CONVERTIBLE SECURITIES

      Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

      The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.

      Each Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by an investment adviser or subadviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a
Fund's other portfolio investments.

      Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions.
The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

DOLLAR ROLLS

      Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to the dollar roll transaction.
Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

                                       6

      If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

      Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

      COMMON STOCKS

      Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

      PREFERRED STOCKS

      Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

      WARRANTS AND RIGHTS

      Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

      Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

      Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

      A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

                                       7

      The following describes various types of fixed income securities in which a Fund may invest.

      TREASURY SECURITIES

      Treasury securities are direct obligations of the federal government of the U.S. Government Treasury securities are generally regarded as having the lowest credit risks.

      AGENCY SECURITIES

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The U.S.
Government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

      Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

      CORPORATE DEBT SECURITIES

      Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

      In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.
This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. Subject to each Fund's limit on investing in illiquid securities, the Fortis Money
Market Funds may invest, without limit, in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act").

      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The
Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

                                       8

      POOLED VEHICLES

      The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the 1933 Act. TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      Many international equity securities in which a Fund may invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such investments for hedging purposes only. A Fund will not engage in such investments purely for speculative purposes.

      A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to its obligation under the contract. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's investment adviser or subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency
(or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

      The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

                                       9

FOREIGN SECURITIES

      Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investments in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

      Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units)
and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a
Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

      Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations.
Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

      The settlement systems in certain emerging markets, including Asian and
Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

                                       10

      In making investment decisions for a Fund, an investment adviser or subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, an investment adviser's or subadviser's decisions regarding these risks may not be correct or may prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

      Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

      A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its investment adviser or subadviser deems it appropriate to do so.

      A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

      When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a
Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS

      Futures contracts are generally considered to be derivative securities.
Each Fund may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association,
which

                                       11

regulate trading in the futures markets, on behalf of the Funds. Therefore, the
Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).
Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked- to- market value of the contract fluctuates.

      At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

      For federal income tax purposes, some gains derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gains and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

      A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase.
Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a
Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur.
Contracts are generally terminated by entering into offsetting transactions.

      A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a
Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized.

                                       12

At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

      A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

      With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

      Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

      If a put or call option which a Fund has written is exercised, that Fund may incur a loss which will be reduced by the amount of the premium it received.
Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, that Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do
so.

                                       13

      Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

      Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

      A Fund may invest up to 15% (10% for the money market funds) of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security.
Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

INSURANCE FUNDING AGREEMENTS

      An insurance funding agreement is an agreement that requires a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set period. Funding agreements have put provisions that allow the owner of a funding agreement to receive back its investment in a specified number of days. A Fund may invest in funding agreements issued by insurance companies that meet quality and credit standards established by the adviser. Funding agreements are not insured or backed by a government agency - they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, there normally is no active secondary market for funding agreements.
This means that it may be difficult to sell funding agreements at an appropriate price and therefore funding agreements normally are treated as illiquid securities.

                                       14

INVESTMENT COMPANY SHARES

      Investments by the Funds in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds. To the extent that a Fund is permitted to invest in shares of an Aston Funds money market fund for cash management purposes, the investment adviser or subadviser waives management fees with respect to Fund assets invested therein.

MONEY MARKET INSTRUMENTS

      Money market instruments include but are not limited to the following:
short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar
Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee
CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. The Fortis
Institutional Prime Money Market Fund may also invest in insurance funding agreements. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance
Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

      Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

      Investments in obligations of foreign branches of U.S. banks and of U.S.
branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of
U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.
Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.

      Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.
Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies.
Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

                                       15

      Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which
Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

      Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market.
However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

      BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

      COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days. Fortis
Institutional Prime Money Market Fund invests in asset backed commercial paper which is bank sponsored and has underlying assets of trade receivables which would include auto loans, credit card receivables and student loans,.

      EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S.
bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

      FOREIGN BANKERS' ACCEPTANCES - A money market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers'
acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

      FOREIGN COMMERCIAL PAPER - A money market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell"
subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by
U.S. companies, foreign commercial paper is rated by the rating agencies
(Moody's or S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

                                       16

     LOAN PARTICIPATIONS - LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

      The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank that sold the
LPs. Because LPs are undivided interests in a loan made by the issuing bank, a
Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of an investment adviser or subadviser, they cannot be sold within seven days.

      VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, an investment adviser or subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable-
or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

      Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

      The Fortis Money Market Funds may invest in high quality floating rate instruments which reset off the following money market indices: U.S. Treasury
Bills, Fed Funds, Prime and LIBOR.

      STRIPS - Separately traded interest and principal securities ("STRIPS")
are component parts of U.S. Treasury Securities traded through the Federal
Book-Entry System. An investment adviser or subadviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with
Rule 2a-7, the investment adviser or subadviser will purchase for money market funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, an investment adviser or subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviation in the value of shares of the money market funds.

      YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

                                       17

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

      The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National
Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit"
obligations. Certain obligations, such as those issued by the Federal Home Loan
Banks, Fannie Mae (formerly known as the Federal National Mortgage Association)
and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

      Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S.
government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline. As a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

      Mortgage-backed securities have greater market volatility than other types of debt securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities that offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S.
government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage
Securities" described below).

      The mortgage securities which are issued or guaranteed by Ginnie Mae,
Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less
Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate
(i.e., the portfolio).

      Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, an investment adviser or subadviser determines that the securities meet a Fund's quality standards.

                                       18

      OTHER MORTGAGE-BACKED SECURITIES - The investment adviser or subadviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment adviser or subadviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

      GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a
Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a
Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

      In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and, in the case of an unscheduled payment of principal, will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income for federal income tax purposes.

      With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

      Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                                       19

      Municipal securities include both municipal notes and municipal bonds.
Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

      A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by a nationally recognized statistical rating organization ("NRSRO") or (ii) if not rated, of equivalent quality in the investment adviser's or subadviser's judgment.

      Municipal bonds must be rated in the highest four rating categories by an
NRSRO at the time of investment or, if unrated, must be deemed by an investment adviser or subadviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. If permitted by a Fund's investment policies, the investment adviser or subadviser, as applicable, may purchase industrial development and pollution control bonds if the interest paid is exempt from regular federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS

      A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such
Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this
SAI, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of that Fund's total assets. A
Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to that Fund's total return. A Fund may lose potential market appreciation if the judgment of its investment adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

      An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

                                       20

      Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

      A Fund may use exchange-traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

      Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk.
Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

      A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by
it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

      A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i)
equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the
Trust's custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a
Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

      There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

                                       21

      PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this SAI, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the
Fund to the writer of the option, that Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

      Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

      Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a
Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

      COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as an investment adviser or subadviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

      During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

      Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

                                       22

      If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

      A Fund will write call options only on a covered basis, which means that a
Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a
Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

      PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this SAI, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by that Fund for not more than one year as of the date of the short sale or were acquired by that Fund after the short sale and on or before the closing date of the short sale.

      A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

      A Fund may sell a put option purchased on individual portfolio securities.
Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

      WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will segregate liquid assets with its custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S.
government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the investment adviser or subadviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

                                       23

      Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

      FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

PUBLICLY TRADED PARTNERSHIPS

      Publicly traded partnerships are generally limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange or are readily tradeable on a secondary market (or its substantial equivalent). The Funds may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes, subject to certain limitations contained in the Internal Revenue Code of 1986, as amended
(the "Code"), for qualification as a regulated investment company. These include master limited partnerships ("MLPs") and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource or from real property. The value of
MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units of a MLP have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a
Fund will be required to include in its taxable income its allocable share of the MLP's income regardless of whether any distributions are made by the MLP.
Thus, if the distributions received by a Fund are less than that Fund's allocable share of the MLP's income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

      An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP. In addition, the value of a Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income. As a result, there could be a reduction in a
Fund's cash flow and there could be a material decrease in the value of that
Fund's shares.

                                       24

REAL ESTATE INVESTMENT TRUSTS

      Securities of real estate investment trusts ("REITs") may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills.
Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Investment in
REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests unless the mortgage REIT forecloses on the underlying real estate.
Changes in interest rates may also affect the value of a Fund's investment in
REITs. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the REIT securities in which a Fund may invest to fall.
Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but may affect a Fund's net asset value.

REPURCHASE AGREEMENTS

      A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

      The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

      The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the investment adviser or subadviser. The investment adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

      A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price. The securities held subject to a repurchase agreement by a money market fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The taxable money market funds may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.

                                       25

RESTRICTED SECURITIES

      Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act and, with respect to a money market fund, commercial paper issued in reliance upon "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by the Fund's investment adviser or subadviser, pursuant to guidelines adopted by the Trust's Board of Trustees. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not subject to this restriction.

REVERSE REPURCHASE AGREEMENTS

      Reverse repurchase agreements involve the sale of securities held by a
Fund pursuant to that Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in each prospectus and this
SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to segregate assets for
1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

ROYALTY INCOME TRUSTS

      A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

RULE 144A SECURITIES

      A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with
Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment adviser or subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

                                       26

SECURITIES LENDING

      A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

      Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

      Selling securities short involves selling securities the seller (e.g., a
Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

      A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

      Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed to shareholders as ordinary income when distributed by a Fund.

                                       27

STRIPPED MORTGAGE SECURITIES

      A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations,
Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S.
government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The investment adviser or subadviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

      Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

      Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities that are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the investment adviser or subadviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

SWAP AGREEMENTS

      The Funds may enter into interest rate, index, credit default, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or
"swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates

                                       28

exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A
Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a Fund had invested in the reference obligation directly because the Fund can obtain credit exposure in excess of its cash obligations under the agreement.

      Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").
The Fund's current obligations under a swap agreement will be accrued daily
(offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the
Fund's portfolio. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      Obligations under swap agreements so covered will not be construed to be
"senior securities" for purposes of the Funds' investment restriction concerning senior securities. Except as otherwise indicated in a Fund's prospectus or in this SAI, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser or subadviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed by the Code for qualification as a regulated investment company may limit a Fund's ability to use swap agreements.
The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                       29

TEMPORARY DEFENSIVE POSITIONING

      The investments and strategies described throughout the Funds'
prospectuses are those the subadvisers intend to use under normal conditions.
When a subadviser determines that market or other conditions warrant, a Fund
(other than the money market funds) may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When a Fund is investing for temporary or defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS

      A Unit Investment Trust ("UIT") is a type of investment company.
Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts
("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS
and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and
Poor's MidCap 400 Index, respectively.

      The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a
UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs.
Trading in UITs involves risks similar to those risks, described above under
"Options," involved in the writing of options on securities.

      Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests.
The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

      Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date.
The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

      Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. For federal income tax purposes, the original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. The Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital gain or loss.

                                       30

OTHER INVESTMENTS

      The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Fund's Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                                       31

Aston/New Century Absolute Return ETF Fund and Aston/Smart Portfolios Fund

      The following supplements the information contained above and in the prospectus concerning the investment objective, strategies and risks of investing in Aston/New Century Absolute Return ETF Fund and Aston/Smart
Portfolios Fund. For this portion of the SAI, the terms "Fund" and "Funds"
refers only to Aston/New Century Absolute Return ETF Fund and Aston/Smart
Portfolios Fund.

FUND-OF-FUNDS STRUCTURE

      As noted in the Funds' prospectus, each Fund is a "fund-of-funds." The term "fund-of-funds" is typically used to describe investment companies, such as the Funds, whose principal investment strategy involves investing in other investment companies. In reliance on Section 12(d)(1)(F) of the 1940 Act, a Fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, that Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock
("3% Limitation"). The SEC has granted exemptive orders to certain ETFs which permit other funds, such as the Funds, to invest in these ETFs in excess of the
3% Limitation. The orders contain conditions that a participating fund enter into an agreement with the ETF. Accordingly, each Fund is subject to the 3%
Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Funds; and
(ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order. Neither Fund has yet entered into any such agreements in reliance on an exemptive order. The 3% Limitation may prevent a Fund from allocating its investments in the manner that the subadviser considers optimal.

      Notwithstanding the 3% Limitation, the Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Funds do not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund's investment adviser must waive its management fee in an amount necessary to offset the amounts paid.

      By investing in securities of an ETF, the Funds' shareholders will indirectly bear the fees of that ETF in addition to the Funds' own fees and expenses.

      Because the Funds initially intend to rely on Section 12(d)(1)(F) in purchasing securities issued by another investment company, each Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting). The Funds intend to vote such other investment companies shares in the same proportion as the vote of all other holders of such securities.

EXCHANGE-TRADED FUNDS AND OTHER INVESTMENT COMPANIES

      EXCHANGE-TRADED FUNDS

      Under normal circumstances, the Funds will invest at least 80% of their assets in shares of ETFs. ETFs are typically organized as open-end investment companies or unit investment trusts. ETFs are traded on exchanges similar to stocks. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: large-cap, mid-cap, small-cap, equity, international, commodities, real estate, fixed income, derivatives and currency. As new ETF products become available, the asset classes available to the Funds will expand.

                                       32

      Unlike interests in conventional mutual funds, ETFs are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. ETFs are designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in large blocks (typically 50,000 shares), called creation units, at each day's next calculated net asset value. The in-kind creation or redemption is for a portfolio of the underlying securities of the ETF. There may also be a cash component. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the ETF that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas an ETF's in-kind redemption mechanism generally will not lead to a federal income tax event for a Fund or its ongoing shareholders. The
Funds do not intend to purchase and redeem creation units, but intend to purchase and sell ETFs primarily through national securities exchanges.

      There is a risk that the ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

      The general risks of investing in ETFs are as follows.

      ACTIVE MANAGEMENT RISK

      Unlike many investment companies, many ETFs are not currently "actively"
managed. Thus, an ETF would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the index.

      TRACKING RISK

      ETFs in which the Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

                                       33

TRADING DISCOUNT RISK

      The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF's underlying basket of securities. At times, an ETF's shares may trade at a premium or discount to its net asset value.

      ETFs cover a wide variety of asset classes. The risks associated with various types of ETFs that track different asset classes are described below. As new ETF products become available, the Funds will be able to invest in those
ETFs.

INVESTMENT RISK

      AGGRESSIVE ETF INVESTMENT TECHNIQUE RISK

      ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An ETF's investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.
Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF's benchmark, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ETF expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and an ETF will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an ETF's position in a particular instrument when desired.

      Futures Contracts. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      Options. The buyer of an option acquires the right to buy (a call option)
or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, an ETF may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the ETF.

                                       34

      CURRENCY ETFS

      Investing in currency ETFs involves certain risks. The value of the ETF's shares relate directly to the value of a currency (either U.S. or foreign) held by the ETF. Fluctuations in the price of the country's currency could materially and adversely affect the value of the ETF's shares. The ETF's shares are designed to reflect the price of the country's currency, plus accumulated interest, less the ETF's expenses. The price of the currency may fluctuate widely. Several factors may affect the price of the currency, including, but not limited to: debt level and trade deficit; inflation rates of the United States and foreign countries and investors' expectations concerning inflation rates;
investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and situations. In addition, the currency may not maintain its long-term value in terms of purchasing power in the future. When the price of the country's currency declines, it is expected that the price of the ETF will decline as well.

      COMMODITY ETF RISK

      Investing in ETFs that invest in the commodities market may subject the
Funds to greater volatility than investments in traditional securities.
Commodities include metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Funds' ability to invest in ETFs that invest in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.

      CONCENTRATED ETF RISK

      Some ETFs may be concentrated in a narrow industry. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the ETF will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. An ETF may have significant exposure to an individual company that constitutes a significant portion of that ETF's index. As a result, such an ETF will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index.

      EQUITY ETF RISK

      Credit Risk. Credit risk is the risk that the issuer of a security or counterparty to a transaction will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer or counterparty fails to honor its obligations the value of that security and of the particular ETF's shares may be reduced.

                                       35

      Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

      Small and Mid-Cap Company Risk. Investing in ETFs that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

      Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

      Emerging Market Risk. The Funds may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets.
Companies in emerging markets are often smaller, less seasoned and more recently organized.

      FIXED INCOME ETFS

      Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an
ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

      Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of
ETFs, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa.
There is the possibility that the value of the particular ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular ETF is then holding a significant portion of its assets in fixed income securities with long-term maturities.

      In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages.
Also when interest rates drop, the holdings of mortgage-backed securities by an
ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

                                       36

      Maturity Risk. Maturity risk is another factor that can affect the value of a particular ETF's debt holdings. Certain ETFs may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

      Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by S&P or Fitch's Investor Service,
Inc. ("Fitch") or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P or Fitch and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

      Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

      Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

      Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue
Service ("IRS") determines an issuer of a municipal security has not complied with applicable federal income tax requirements, interest from the security could become taxable for federal income tax purposes and the security could decline significantly in value.

      GEOGRAPHICAL CONCENTRATED ETF RISK

      Certain ETFs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ETFs that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified fund.

      INVERSE CORRELATION ETF RISK

      ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF's benchmark is increasing (gaining value) a result that is the opposite from traditional mutual funds.

                                       37

      LEVERAGED ETF RISK

      Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage.

                                       38

      REAL ESTATE INVESTMENT TRUST ETF RISK

      Investing in ETFs that own securities of REITs subjects the Funds to the risk of changes in the value of the REIT's properties and defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations.
A REIT's return may be adversely affected when interest rates are high or rising.

      NON-DIVERSIFIED ETF RISK

      Certain ETFs have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of the ETF more susceptible to a single economic, political or regulatory event than a diversified ETF or mutual fund might be. This risk may be particularly acute with respect to an ETF whose index underlying its benchmark comprises a small number of stocks or other securities.

                                       39

                             INVESTMENT RESTRICTIONS

      The investment objective of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the
1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction.
Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

      Each Fund except Aston/River Road Dividend All Cap Value, Aston/Montag &
Caldwell Mid Cap Growth, Aston/Cardinal Mid Cap Value, Aston/River Road Small
Cap Value, Aston/River Road Small-Mid Cap, Aston/Fortis Global Real Estate,
Aston/Neptune International, Aston/Barings International, Aston/New Century
Absolute Return ETF, Aston/Smart Portfolios and Aston/MB Enhanced Equity Income
Funds may not:

      (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

      Aston/River Road Road Dividend All Cap Value, Aston/Montag & Caldwell Mid
Cap Growth, Aston/Cardinal Mid Cap Value, Aston/River Road Small Cap Value,
Aston/River Road Small-Mid Cap, Aston/Fortis Global Real Estate, Aston/Neptune
International, Aston/Barings International, Aston/New Century Absolute Return
ETF, Aston/Smart Portfolios and Aston/MB Enhanced Equity Income Funds may not:

      (2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interest therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

      Each Fund except Aston/New Century Absolute Return ETF and Aston/Smart
Portfolios Funds may not:

      (3) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed
25% of the value of the total assets of the Fund, except Aston/Fortis Real
Estate Fund and Aston/Fortis Global Real Estate Fund, which will have a concentration in the real estate sector.

      (4) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

      Aston Growth, Aston/Montag & Caldwell Growth, Aston/TAMRO All Cap,
Aston/Optimum Large Cap Opportunity, Aston/Optimum Mid Cap, Aston/TAMRO Small
Cap, Aston Balanced, Aston/Montag & Caldwell Balanced, Aston/Veredus Aggressive
Growth, Aston/Veredus Select Growth, Aston/River Road Dividend All Cap Value,
Aston/River Road Small Cap Value, Aston/TCH Fixed Income and Aston/Fortis
Investor Money Market Fund may not:

      (5) As to 75% of the total assets of each Fund, with the exception of
Aston/River Road All Cap Dividend Value and Aston/Optimum Large Cap Opportunity
Funds, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

                                       40

      (6) Except for Aston/Optimum Large Cap Opportunity Fund, borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The
Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets.

      (7) Except for Aston/River Road Dividend All Cap Value Fund invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

      Aston Growth, Aston/Montag & Caldwell Growth, Aston/TAMRO All Cap,
Aston/Optimum Large Cap Opportunity, Aston/Optimum Mid Cap, Aston/Montag &
Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value, Aston/River Road
Small-Mid Cap, Aston/TAMRO Small Cap, Aston Balanced, Aston/Montag & Caldwell
Balanced, Aston/Veredus Aggressive Growth, Aston/Veredus Select Growth,
Aston/Fortis Global Real Estate, Aston/Neptune International, Aston/Barings
International, Aston/River Road Dividend All Cap Value, Aston/River Road Small
Cap Value, Aston/MB Enhanced Equity Income, Aston/TCH Fixed Income, Aston/New
Century Absolute Return ETF, Aston/Smart Portfolios and Aston/ Fortis Investor
Money Market Funds may not:

      (8) Except for Aston/New Century Absolute Return ETF and Aston/Smart
Portfolios Funds, purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies.

      (9) Make investments in securities for the purpose of exercising control.

      (10) Except for Aston/New Century Absolute Return and Aston/Smart
Portfolios Funds, purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

      (11) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

      (12) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

      (13) Except for the Aston/MB Enhanced Equity Income Fund, invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the
SAI.

                                       41

      Aston/Optimum Large Cap Opportunity, Aston/Montag & Caldwell Mid Cap
Growth, Aston/Cardinal Mid Cap Value, Aston/River Road Small-Mid Cap,
Aston/Fortis Global Real Estate, Aston/Neptune International, Aston/Barings
International, Aston/New Century Absolute Return ETF, Aston/Smart Portfolios and
Aston/MB Enhanced Equity Income Funds may not:

      (14) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

      (15) Except for the Aston/Fortis Global Real Estate Fund, as to 75% of the
total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than
5% of the value of the Fund's total assets would be invested in securities of such issuer.

      Aston/Montag & Caldwell Mid Cap Growth, Aston/Cardinal Mid Cap Value,
Aston/Barings International, Aston/River Road Small-Mid Cap, Aston/Fortis Global
Real Estate, Aston/Neptune International, Aston/River Road Dividend All Cap,
Aston/River Road Small Cap Value, Aston/Optimum Large Cap Opportunity, Aston/New
Century Absolute Return ETF, Aston/Smart Portfolios and Aston/MB Enhanced Equity
Income Funds may not:

      (16) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

      Aston/New Century Absolute Return ETF Fund and Aston/Smart Portfolios Fund
may not:

      (17) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Funds' investments in such industry would exceed 25% of the value of the total assets of the Funds;
provided that investments in another registered investment company are not considered to be issued by members of any industry.

      (18) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

      (19) Purchase or sell commodities or commodity contracts unless acquired as a result of ownership securities or other investments. This limitation does not preclude the Funds from entering into futures contracts and options thereon in accordance with the Funds' investment objective and policies, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

      Aston Value, Aston/Fortis Real Estate, Fortis Government Money Market,
Fortis Tax-Exempt Money Market, Fortis Treasury Money Market and Fortis
Institutional Prime Money Market Funds may not:

      (20) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

      (21) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements.

                                       42

Asset coverage of at least 300% is required for all borrowings, except where a
Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

      (22) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

      Aston Value Fund may not:

      (23) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

      Fortis Government Money Market, Fortis Tax-Exempt Money Market, Fortis
Treasury Money Market and Fortis Institutional Prime Money Market Funds may not:

      (24) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

      (25) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S.
branches of foreign banks subject to the same regulations as U.S. banks; or
(iii) tax-exempt securities issued by government or political subdivisions of governments.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

      For purposes of Aston/Fortis Real Estate and Aston/Fortis Global Real
Estate Funds' investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, MLPs that are treated as corporations for federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

      Aston Value, Aston/Fortis Real Estate, Fortis Government Money Market,
Fortis Tax-Exempt Money Market and Fortis Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

      Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value
Fund, Aston/Barings International Fund, Aston/Optimum Large Cap Opportunity
Fund, Aston/Optimum Mid Cap Fund, Aston/TAMRO Small Cap Fund, Aston/Fortis Real
Estate Fund, Aston/Fortis Global Real Estate Fund, Aston/Neptune International
Fund, Aston/River Road Dividend All Cap Value Fund,

Aston/River Road Small Cap Value Fund, Aston/River Road Small-Mid Cap Fund,
Aston/New Century Absolute Return ETF Fund, Aston/Smart Portfolios Fund,
Aston/MB Enhanced Equity Income Fund, Aston/TCH Fixed Income Fund, Fortis
Government Money Market Fund, Fortis Tax-Exempt Money Market Fund and Fortis
Treasury Money Market Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund's assets, plus the amount of any borrowings for investment purposes, in certain investments as described in their prospectus. Shareholders of the applicable Fund will be given at least 60 days'
notice of any changes to this policy.

                                       43

      For purposes of Aston/Barings International Fund's investment policies,
non-U.S. companies are broadly defined to include any company that meets one of the follwing tests: (i) it is organized, has its primary business office, or its stock is principally traded on a market located outside the U.S.; (ii) 50% or more of its assets are located outside the U.S.; or (iii) 50% or more of its revenue is derived outside of the U.S.

                       TRUSTEES AND OFFICERS OF THE TRUST

      Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the
Trustees and Executive Officers of the Trust is set forth below. The term
"officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                  TERM OF                                   NUMBER OF
                                 OFFICE(2)                                 PORTFOLIOS
    NAME, ADDRESS,             AND LENGTH OF                             IN FUND COMPLEX   OTHER TRUSTEESHIPS/
      AGE(1) AND                  TIME         PRINCIPAL OCCUPATION(S)     OVERSEEN BY      DIRECTORSHIPS HELD
POSITION(S) WITH TRUST           SERVED(1)      DURING PAST FIVE YEARS       TRUSTEE           BY TRUSTEE(3)
----------------------------   -------------   -----------------------   ---------------   --------------------
                                               DISINTERESTED TRUSTEES

Leonard F. Amari                 15 years      Partner at the law              29          President of the
c/o 120 N. LaSalle Street                      offices of Amari &                          Board of Trustees,
Chicago, IL 60602                              Locallo, a practice                         John Marshall Law
Age: 66                                        with exclusive                              School
Trustee                                        concentration in
                                               real estate taxation
                                               and related areas,
                                               since 1986; Special
                                               Assistant Attorney
                                               General since 1986.

Gregory T. Mutz                  15 years      CEO of AMLI                     29          Director of Alico,
c/o 120 N. LaSalle Street                      Residential                                 Inc. (NASDAQ: ALCO)
Chicago, IL 60602                              Properties Trust (a                         (agribusiness);
Age: 62                                        Multifamily REIT),                          Member of Board of
Trustee                                        a successor company                         Genesis Financial
                                               to AMLI Realty Co.                          Solutions (a
                                               since 2004 and a                            privately-held
                                               wholly owned                                company based in
                                               subsidiary of PRIME                         Portland, Oregon
                                               Property Fund, LLC,                         providing debt
                                               an instutional real                         recovery, consumer
                                               estate co-mingled                           lending and credit
                                               fund managed by                             card services); a
                                               Morgan Stanley Real                         member of the Board
                                               Estate, Inc.; Vice                          of WAN S.A., a
                                               Chairman of UICI                            residential real
                                               (NYSE: UCI) (an                             estate company
                                               insurance holding                           headquartered in
                                               company) from                               Warsaw, Poland; a
                                               2003-2004;                                  member of the Board
                                               President and CEO                           of Suknip
                                               of UICI from                                International
                                               1999-2003; Chairman                         Limited, a
                                               of Academic                                 residential real
                                               Management Service                          estate company
                                               Corp. (a student                            headquartered in
                                               loans and finance                           St. Petersburg,
                                               company) from                               Russia.
                                               2000-2003.

Robert B. Scherer                 9 years      President of The                29          Director, Title
c/o 120 N. LaSalle Street                      Rockridge Group,                            Reinsurance Company
Chicago, IL 60602                              Ltd (title                                  (insurance for title
Age: 67                                        insurance industry                          agents)
Trustee                                        consulting
                                               services) since 1994.

Denis Springer                    9 years      Retired. Senior                 29          Director, Coleman
c/o 120 N. LaSalle Street                      Vice President and                          Cable Inc. (wire
Chicago, IL 60602                              Chief Financial                             and cable
Age: 62                                        Officer of                                  manufacturer)
Trustee                                        Burlington Northern                         (NASDAQ: CCIX)
                                               Santa Fe Corp.
                                               (railroad), 1995-1999.

                                       44

                                               INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA            15 years      Chief Executive                 29          Director, Baldwin &
c/o 120 N. LaSalle Street                      Officer, Aston                              Lyons, Inc.
Chicago, IL 60602                              Asset Management                            (property and
Age: 62                                        LLC, since 2006;                            casualty insurance
Chairman, Board of Trustees                    Vice Chairman of                            firm)
                                               ABN AMRO Asset
                                               Management
                                               Holdings, Inc.
                                               2003-2006;
                                               President and Chief
                                               Executive Officer
                                               of ABN AMRO Asset
                                               Management
                                               Holdings, Inc. from
                                               2001-2003;
                                               President of
                                               Alleghany Asset
                                               Management, Inc.
                                               from 1996-2001
                                               (purchased by ABN
                                               AMRO in February 2001).

                                          OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson              15 years      President, Aston               N/A                N/A
c/o 120 N. LaSalle Street                      Asset Management
Chicago, IL 60602                              LLC, since 2006;
Age: 44                                        President and
President (Chief                               Chief Executive
Executive Officer)                             Officer of ABN
                                               AMRO Investment
                                               Fund Services,
                                               Inc. (formerly
                                               known as
                                               Alleghany
                                               Investment
                                               Services, Inc.)
                                               1995-2006;
                                               Executive Vice
                                               President of ABN
                                               AMRO Asset
                                               Management (USA)
                                               LLC 2001-2005;
                                               Director, ABN
                                               AMRO Trust
                                               Services Company
                                               2001-2005;
                                               Director, TAMRO
                                               Capital Partners
                                               LLC and Veredus
                                               Asset Management
                                               LLC 2001- 2006;
                                               Officer of the
                                               Trust since 1993; CPA.

Gerald F. Dillenburg             12 years      Chief Compliance               N/A                N/A
c/o 120 N. LaSalle Street                      Officer and Chief
Chicago, IL 60602                              Financial Officer,
Age: 41                                        Aston Asset
Senior Vice President,                         Management LLC,
Secretary and Treasurer                        since 2006; Senior
(Chief Financial Officer,                      Managing Director
Chief Operating                                ("SMD") of ABN AMRO
Officer and Chief                              Investment Fund
Compliance Officer)                            Services, Inc.
                                               (formerly known as
                                               Alleghany
                                               Investment
                                               Services, Inc.)
                                               1996-2006; SMD of
                                               ABN AMRO Asset
                                               Management
                                               Holdings, Inc. and
                                               ABN AMRO Asset
                                               Management, Inc.
                                               (formerly known as
                                               Chicago Capital
                                               Management, Inc.)
                                               2001-2006;
                                               Operations manager
                                               and compliance
                                               officer of ABN AMRO
                                               mutual funds
                                               1996-2006; CPA.

----------
(1)   As of December 31, 2008.

(2)   Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the
      Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the
      By-Laws of the Trust.

(3)   Each Trustee also serves as Trustee for ABN AMRO Structured Investment
      Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and the trust was not operational as of the date of this SAI.
      Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance
      Trust, a trust whose registration statement is not effective and was not operational as of the date of this SAI.

(4)   "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset
      Management LLC and related entities, which act as the Funds' Investment
      Adviser for all the Funds except the Fortis Money Market Funds.

                                       45

      The Board of Trustees has established an Audit Committee consisting of four members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firms and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit
Committee held two meetings during the fiscal year ended October 31, 2008.

      The Trustees have also established a Nominating and Governance Committee consisting of four members, including a Chairman of the Committee. The
Nominating and Governance Committee members are Messrs. Amari (Chairman),
Scherer, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The
Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and
Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2008.

      The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the
Valuation Committee members are Messrs. Bilton (Chairman), Scherer and Springer.
The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2008.

      Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee at December 31, 2008.

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN BY
                                                                                             TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND                 INVESTMENT COMPANIES
---------------           -------------------------------------------------------------    -------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari          Aston/Optimum Mid Cap Fund-$50,001-$100,000                           Over $100,000
                          Aston/TAMRO Small Cap Fund-$10,001-$50,000
                          Aston/TAMRO All Cap Fund-$50,001-$100,000
                          Fortis Tax-Exempt Money Market Fund-$10,001-$50,000
                          Aston Growth Fund-$50,001-$100,000
                          Aston/Veredus Aggressive Growth Fund-$10,001-$50,000
Gregory T. Mutz           Aston/Montag & Caldwell Growth Fund-$50,001-$100,000                   Over $100,000
                          Aston/Optimum Mid Cap Fund-$1-$10,000
                          Aston/River Road Dividend All Cap Value Fund-$10,001-$50,000
                          Aston/TAMRO All Cap Fund-$50,001-$100,000
                          Aston/TAMRO Small Cap Fund-$10,001-$50,000
                          Aston/Veredus Select Growth Fund-$10,001-$50,000
Robert Scherer            Fortis Government Money Market Fund-over $100,000                     Over $100,000
                          Aston/River Road Small Cap Value Fund-$10,001-$50,000
                          Aston/River Road Dividend All Cap Value Fund-$10,001-$50,000
                          Aston/TCH Fixed Income Fund-$10,001-$50,000
                          Aston/Optimum Mid Cap Fund-$10,001-$50,000
                          Aston Growth Fund-$10,001-$50,000
                          Aston/Montag & Caldwell Growth Fund-$10,001-$50,000
                          Aston/Veredus Aggressive Growth Fund-$10,001-$50,000
                          Aston/Veredus Select Growth Fund-$10,001-$50,000
                          Aston/TAMRO Small Cap Fund-$10,001-$50,000
                          Aston/TAMRO All Cap Fund-$1-$10,000
                          Fortis Investor Money Market Fund-$10,001-$50,000

                                       46

Denis Springer            Aston/Montag & Caldwell Growth Fund-over $100,000                     Over $100,000
                          Aston/Veredus Aggressive Growth Fund-$1-$10,000
INTERESTED TRUSTEE
Stuart Bilton             Aston/Optimum Mid Cap Fund-over $100,000                              Over $100,000
                          Aston/River Road Dividend All Cap Value Fund-over $100,000
                          Aston/TAMRO All Cap Fund-over $100,000
                          Aston/Montag & Caldwell Growth Fund-over $100,000
                          Aston/Veredus Aggressive Growth Fund-over $100,000
                          Aston/TAMRO Small Cap Fund-over $100,000
                          Aston/Neptune International Fund-over $100,000
                          Aston/River Road Small Cap Value Fund-over $100,000
                          Fortis Government Money Market Fund-over $100,000

REMUNERATION

      The Trustees of the Trust who are not affiliated with the investment advisers or subadvisers receive an annual retainer and per meeting fees. The
Lead Independent Trustee and Committee Chairs receive an additional retainer.
The Trustees of the Trust who are not affiliated with the investment advisers or subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment advisers, subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer.

      The table below shows the total fees that were paid to each of the
Trustees during the fiscal year ended October 31, 2008. There were no
'compensated persons' who received more than $120,000 in aggregate compensation from the Trust for the same period.

                                 AGGREGATE      PENSION OR
                               COMPENSATION     RETIREMENT                             TOTAL
                                 RECEIVED     BENEFITS ACCRUED     ESTIMATED        COMPENSATION
                                 FROM THE     (AS PART OF FUND   ANNUAL BENEFITS   FROM TRUST AND
                TRUSTEE           TRUST*         EXPENSES)       UPON RETIREMENT    FUND COMPLEX*
--------------------------     ------------   ----------------   ---------------   ---------------
  DISINTERESTED TRUSTEES
  Leonard F. Amari             $  72,000            N/A               N/A          $  72,000
Robert A. Kushner**               69,500            N/A               N/A             69,500
Gregory T. Mutz                   89,500            N/A               N/A             89,500
Robert B. Scherer                 79,500            N/A               N/A             79,500
Nathan Shapiro**                  69,500            N/A               N/A             69,500
Denis Springer                    69,500            N/A               N/A             69,500

  INTERESTED TRUSTEE
  Stuart D. Bilton                   N/A            N/A               N/A                N/A

                                       47

----------
*     Includes special meeting fees of $5,000 per Trustee paid in connection with various changes in control transactions involving ABN AMRO Asset
      Management, Inc., ("AAAM"), Fortis Investment Management USA, Inc. ("FIM")
      or their affiliates. Such amounts were not paid by the Trust.

**    Messrs. Kushner and Shapiro retired from the Board on October 31, 2008 in accordance with the mandatory retirement age set forth in the By-Laws.

      As of January 30, 2009, Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any Class of each Fund, except for their ownership of 4.68% of the Aston/TAMRO Small Cap Fund-Class N, 1.72% of
Aston/Montag & Caldwell Mid Cap Growth Fund-Class N, 2.84% of Aston/Cardinal Mid
Cap Value Fund-Class N, 99.20% of Aston/Neptune International Fund-Class N and
1.97% of Aston/Veredus Aggressive Growth Fund-Class I.

CODE OF ETHICS

      The Trust, its investment advisers, subadvisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of
Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Funds.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has delegated the voting of portfolio securities to its subadvisers on behalf of the Funds. Each subadviser has adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in
connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the applicable subadviser. The Proxy Voting Policies and Procedures are included under Appendix
B.

      Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's Web site at www.astonfunds.com and on the SEC's
Web site at www.sec.gov.

                                       48

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Listed below are the names and addresses of those shareholders who, as of
January 30, 2009, owned of record or beneficially 5% or more of the shares of a class of a Fund. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of a Fund) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

                       ASTON/MONTAG & CALDWELL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
National Financial Services Corp                     N      10,706,227.535        31.6303%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Charles Schwab & Co. Inc                             N       7,038,669.418        20.7949%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

CitiGroup Global Markets Inc                         N       4,540,316.884        13.4138%
333 West 34th St - 3rd Floor
New York, NY 10001

National Financial Services Corp                     I       6,472,523.680        15.2424%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Nationwide Trust Co FBO                              I       4,345,757.608        10.2340%
Southwest Airlines Pilots
Retirement Savings Plan
98 San Jacinto Blvd Ste 1100
Austin, TX 78701-4255

Charles Schwab & Co. Inc                             I       3,728,507.667         8.7804%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                                       49

Bank of America NA TTEE                              I       3,512,711.026         8.2722%
FBO LaSalle Pension Plan & Trust
PO Box 831575
Dallas, TX 75283-1575

Merrill Lynch Pierce Fenner & Smith Inc.             I       2,212,898.157         5.2112%
For the Sole Benefit of Its Customers
ATTN Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

Nationwide Trust Company FSB                         R          13,076.013        76.4327%
C/O IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

MG Trust Company Cust. FBO                           R           1,346.220         7.8690%
Choice Mortgage Company 401(k)
700 17th Street
Suite 300
Denver, CO 80202

Oppenheimer & Co Inc.                                R           1,033.310         6.0400%
FBO Charles L Wilcox IRA
Port Huron, MI 48060

MG Trust Company Cust. FBO                           R             930.890         5.4413%
O1 Communications, Inc. 401(k) Plan
700 17th Street
Suite 300
Denver, CO 80202

                        ASTON/VEREDUS SELECT GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc                             N       1,629,933.895        43.1327%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp                     N         644,227.542        17.0481%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Charles Schwab & Co.                                 I       4,300,114.324        84.6833%
Inc Special Custody Acct for Exclusive of
 Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                                       50

                                ASTON GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc                             N       1,268,700.695        23.8171%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

DCGT as TTEE and/or CUST                             N         619,614.963        11.6319%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

National Financial Services Corp                     N         617,346.983        11.5894%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

MCB Trust Services TTEE FBO                          N         353,312.464         6.6327%
Western States Envelope Co
700 17th St Ste 300
Denver, CO 80202

Bank of America NA TTEE                              I      10,535,838.307        93.2241%
FBO LaSalle Pension Plan & Trust
PO Box 831575
Dallas, TX 75283-1575

Merrill Lynch Pierce Fenner & Smith Inc.             R          28,424.089        54.1852%
For the Sole Benefit of Its Customers
ATTN Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

Nationwide Trust Company FSB                         R          21,980.278        41.9013%
C/O IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

                                       51

                    ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc                             N         271,122.943        59.3204%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Ameritrade Inc For the Exclusive                     N         111,289.158        24.3495%
Benefit of our Customers
PO Box 2226
Omaha, NE 68103-2226

National Financial Services Corp                     N          30,193.336         6.6062%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

                                ASTON VALUE FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
DCGT as TTEE and/or CUST                             N         834,511.421        31.1778%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

DCGT as TTEE and/or CUST                             N         675,223.138        25.2267%
FBO Principal Financial Group
Omnibus Qualified
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

National Financial Services Corp                     N         607,131.592        22.6827%
(FBO) Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Bank of America NA TTEE FBO LaSalle Pension          I      22,786,729.068        93.4281%
 Plan & Trust
PO Box 831575
Dallas, TX 75283-1575

State St. Bank & Tr Co                               I       1,509,947.451         6.5231%
FBO ABN AMRO North America
Retirement Trust
805 Pennsylvania Ave
Kansas City, MO 64105-1340

                                       52

                            ASTON/TAMRO ALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc                             N         154,093.712        15.1513%
Special Custody Acct for
Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

DCGT as TTEE and/or CUST                             N         143,688.391        14.1282%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

National Financial Services Corp                     N         115,731.235        11.3793%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

                  ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
National Financial Services Corp                     N       2,701,775.061        34.6515%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

PFPC Wrap Services FBO Morningstar                   N       2,694,308.679        34.5557%
760 Moore Road
King of Prussia, PA 19406

Charles Schwab & Co. Inc                             N       1,433,646.373        18.3872%
Special Custody Acct for Exclusive
of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp                     I         683,927.677        87.9540%
(FBO) Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Strafe & Co FAO                                      I          93,669.250        12.0460%
Credit Suisse Omnibus Mutual Fund
PO Box 160
Westerville, OH 43086

                                       53

                           ASTON/OPTIMUM MID CAP FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc                             N       5,425,855.619        17.4694%
Special Custody Acct for Exclusive
of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)               N       4,245,795.126        13.6700%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Wells Fargo Bank NA FBO                              N       1,727,033.386         5.5605%
PO Box 1533
Minneapolis, MN 55480

James N Carn TTEE Standard Insurance Co.             I       2,324,447.358        35.6414%
1100 SW Sixth Avenue
Portland, OR 97204-1093

Charles Schwab & Co. Inc                             I         894,914.032        13.7220%
Special Custody Acct for Exclusive
of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp                     I         670,928.741        10.2875%
(FBO) Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Wells Fargo Bank NA FBO                              I         340,380.954         5.2192%
Retirement Plan Svcs
PO Box 1533
Minneapolis, MN 55480

Merrill Lynch Pierce Fenner & Smith                  I         337,327.051         5.1723%
Inc. For the Sole Benefit of Its Customers
ATTN Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

                                       54

                   ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc                             N          70,994.822        21.1512%
Special Custody Acct for Exclusive
of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

William Vogel                                        N          68,187.888        20.3149%
Atlanta, GA 30350-3617

TD Ameritrade Trust Company                          N          24,459.461         7.2871%
PO Box 17748
Denver, CO 80217-0748

National Financial Services Corp (FBO)               N          18,848.971         5.6156%
Our Customers
ATTN Mutual Funds Department
5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Ronald Canakaris                                     N          17,192.248         5.1220%
Atlanta, GA 30350-3703

                        ASTON/CARDINAL MID CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Amy Minella                                          N         100,000.000        79.4599%
Greenwich, CT 06831-3305

Charles Schwab & Co. Inc                             N          21,018.040        16.7009%
Special Custody Acct for Exclusive of
Customers ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                                       55

                       ASTON/RIVER ROAD SMALL-MID CAP FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
PFPC Wrap Services FBO Morningstar                   N       5,826,260.618        80.5282%
760 Moore Road
King of Prussia, PA 19406

Charles Schwab & Co. Inc                             N         916,464.220        12.6670%
Special Custody Acct for Exclusive
of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Fidelity Investment Institutional Oper               I       3,184,709.231        19.9033%
Co Inc. FIICO As Agent for Certain
Employee Benefit Plans
100 Magellan Way
Mailzone KW1c
Covington, KY 41015-1987

SEI Private Trust Co. C/O Suntrust                   I       2,646,981.330        16.5427%
ATTN: Mutual Funds Administrator
One Freedom Valley Drive
Oaks, PA 19456

Charles Schwab & Co. Inc Special                     I       2,340,248.226        14.6257%
Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)               I       1,561,469.742         9.7586%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

SEI Private Trust Co. C/O Hale & Dorr                I       1,078,517.079         6.7403%
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Co. C/O Suntrust                   I         974,825.641         6.0923%
ATTN: Mutual Funds Administrator
One Freedom Valley Drive
Oaks, PA 19456

Merrill Lynch Pierce Fenner &                        I         898,204.096         5.6134%
Smith Inc. For the Sole Benefit of Its
Customers
ATTN Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

Shepherd Center Inc. 2020 Peachtree                  I         885,257.921         5.5325%
Rd NW
Atlanta, GA 30309-1426

                                       56

                      ASTON/VEREDUS AGGRESSIVE GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
---------------------------------------            -----    --------------   ----------------
Charles Schwab & Co. Inc Special                     N       1,050,719.929        24.2159%
Custody Acct for Exclusive of
Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

CitiGroup Global Markets Inc 333                     N         448,215.100        10.3300%
West 34th St -- 3rd Floor
New York, NY 10001

National Financial Services Corp (FBO)               N         422,053.311         9.7271%
Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Mac & Co Mutual Fund Ops TC                          N         318,602.995         7.3428%
525 William Penn Place
PO Box 3198
Pittsburgh, PA 15230

Bank of America NA TTEE FBO LaSalle                  I       1,085,466.967        63.8643%
Pension Plan & Trust
PO Box 831575
Dallas, TX 75283-1575

DCGT as TTEE and/or CUST                             I         193,742.121        11.3990%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Fidelity Investment Institutional Oper               I         115,255.651         6.7812%
Co Inc. FIICO As Agent for Certain
Employee Benefit Plans
100 Magellan Way
Mailzone KW1c
Covington, KY 41015-1987

National Financial Services Corp (FBO)               I          95,001.230         5.5895%
Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

                                       57

                           ASTON/TAMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                       CLASS     SHARES OWNED    PERCENT OF CLASS
----------------------------------------------     -----    --------------   ----------------
National Financial Services Corp (FBO)               N       2,906,909.723        25.5147%
Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Charles Schwab & Co. Inc                             N       1,917,440.459        16.8299%
Special Custody Acct for Exclusive
of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Wells Fargo Bank NA FBO                              N         862,180.683         7.5676%
Retirement Plan Services
PO Box 1533
Minneapolis, MN 554808

Wachovia Bank FBO                                    N         765,590.962         6.7198%
Various Retirement Plans
1525 West WT Harris Blvd
Charlotte, NC 28288-1151

DCGT as TTEE and/or CUST                             N         664,957.382         5.8365%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Vanguard Fiduciary Trust Co                          N         600,868.850         5.2740%
ABN AMRO Funds
PO Box 2600
ATTN outside Funds
Valley Forge, PA 19482

                                       58

The Northern Trust Co as Trustee FBO                 I       4,328,916.266        21.9376%
Ameron -- DV
PO Box 92994
Chicago, IL 60675-2994

Sheldon & Co C/O National City                       I       4,128,820.700        20.9236%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

Wachovia Bank FBO                                    I       1,772,243.555         8.9812%
Various Retirement Plans
1525 West WT Harris Blvd
Charlotte, NC 28288-1151

Merrill Lynch Pierce Fenner & Smith                  I       1,706,494.168         8.6480%
Inc. For the Sole Benefit of Its
Customers
ATTN Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

DCGT as TTEE and/or CUST                             I       1,075,029.301         5.4479%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

FCCI Insurance Company                               I         990,581.480         5.0200%
ATTN Treasury
6300 University Pkwy
Sarasota FL 34240-8424

                                       59

                      ASTON/RIVER ROAD SMALL CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
National Financial Services Corp (FBO)
Our Customers                                        N      12,305,386.041        71.2327%
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Charles Schwab & Co. Inc                             N       2,338,327.801        13.5360%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)               I       3,260,024.244        23.2015%
Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Charles Schwab & Co. Inc                             I       2,544,964.712        18.1124%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Minnesota Life                                       I       1,791,293.263        12.7486%
400 Robert St N
Saint Paul, MN 55101-2006

Network Omnibus 1225 West W.T. Harris Blvd           I         813,669.650         5.7909%
Charlotte, NC 28288-1076

Saxon & Co. 8800 Tinicum Blvd                        I         778,799.542         5.5427%
Philadelphia, PA 19153-3198

Mac & Co                                             I         768,741.513         5.4711%
FBO NFL Player/Lipper
Mutual Fund Operations
525 William Penn Place
PO Box 3198
Pittsburgh, PA 15230

Mac & Co                                             I         706,989.182         5.0316%
ATTN Mutual Fund Operations
525 William Penn Place
PO Box 3198
Pittsburgh, PA 15230

                        ASTON/NEPTUNE INTERNATIONAL FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Stuart Bilton                                        N          30,373.667        99.2042%
Barrington, IL 60010-5135

Post & Co C/O The Bank of New York Mellon            I       1,268,996.638        88.6418%
Mutual Funds Reorg Department
PO Box 1066 Wall St Station
New York, NY 10268

State Street Nominees Ltd                            I         152,482.977        10.6512%
Designation 29J3
525 Ferry Rd
Edinburgh, Scotland EH5 2AW

                                       60

                        ASTON/BARINGS INTERNATIONAL FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Strafe & Co FAO                                     I          629,477.263        42.5349%
Credit Suisse Omnibus Mutual Fund
PO Box 160
Westerville, OH 43086

National Financial Services Corp (FBO)              I          475,119.985        32.1047%
Our Customers
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Strafe & Co FAO                                     I          209,433.490        14.1518%
FAO lena Pope Fund Custody
PO Box 160
Westerville, OH 43086

Mitra & Co 11270 West Park Place Suite 400          I          116,405.020         7.8657%
Milwaukee, WI 53224

                      ASTON/FORTIS GLOBAL REAL ESTATE FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Fortis Investment Mgmt USA Inc                      N        1,951,973.600        91.9002%
75 State Street Ste 2700
Boston, MA 02109-1866

Saxon & Co. 8800 Tinicum Blvd                       N          143,562.101         6.7590%
Philadelphia, PA 19153-3198

                           ASTON/SMART PORTFOLIOS FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Charles Schwab & Co. Inc                            N          758,089.734        46.6755%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)              N           736,184.50        45.3268%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

                                       61

                   ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Charles Schwab & Co. Inc                            N          792,267.423        48.0656%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)              N           91,100.010         5.5269
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

                      ASTON/MB ENHANCED EQUITY INCOME FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Charles Schwab & Co. Inc                            N          892,583.470        39.7759%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)              N          596,968.213        26.6025%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Independence Trust Company                          N          383,570.266        17.0929%
325 Bridge Street
Franklin, TN 37064-2609

                                       62

                          ASTON/FORTIS REAL ESTATE FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Charles Schwab & Co. Inc                            N          142,752.851        14.9709%
Special Custody Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Saxon & Co. 8800 Tinicum Blvd                       N          103,328.292        10.8363%
Philadelphia, PA 19153-3198

National Financial Services Corp (FBO)              N           97,831.861        10.2599%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

Ameritrade Inc For the Exclusive Benefit of
our Customers                                       N           72,967.360         7.6523%
PO Box 2226
Omaha, NE 68103-2226

DCGT as TTEE and/or CUST                            N           56,518.614         5.9273%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Saxon & Co. 8800 Tinicum Blvd                       N           53,916.886         5.6544%
Philadelphia, PA 19153-3198

Bank of America NA TTEE FBO LaSalle                 I        3,549,835.227        92.9575%
Pension Plan & Trust
PO Box 831575
Dallas, TX 75283-1575

State St. Bank & Tr Co FBO ABN AMRO North America   I          262,823.004         6.8824%
Retirement Trust
805 Pennsylvania Ave
Kansas City, MO 64105-1340

                                       63

                      ASTON/MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
Merrill Lynch Pierce Fenner & Smith Inc.
For the Sole Benefit of Its Customers               N          286,404.730        27.3133%
ATTN Service Team
4800 Deer Lake Dr
East 3rd Fl
Jacksonville, FL 32246

Charles Schwab & Co. Inc Special Custody            N          104,208.111         9.9379%
Acct for Exclusive of Customers
ATTN Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

National Financial Services Corp (FBO)              I           43,035.324        71.4220%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

PFPC Trust Co CUST FBO James B. Thomas              I            9,193.068        15.2569%
Rollover IRA
Wilmington, DE 19806-1403

DCGT as TTEE and/or CUST                            I            3,916.169         6.4993%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

                               ASTON BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
DCGT as TTEE and/or CUST                            N        1,583,980.880        45.8532%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

                                       64

                           ASTON/TCH FIXED INCOME FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
DCGT as TTEE and/or CUST                            N        1,970,933.177        41.2133%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

National Financial Services Corp (FBO)              N          253,769.483         5.3065%
Our Customers
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

National Financial Services Corp (FBO)
Our Customers                                       I        1,501,009.070        53.2107%
ATTN Mutual Funds
Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

DCGT as TTEE and/or CUST                            I        1,116,027.608        39.5631%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Wells Fargo Bank NA FBO                             I          168,266.265         5.9650%
PO Box 1533
Minneapolis, MN 55480

                     ASTON/FORTIS INVESTOR MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----   --------------   ----------------
DCGT as TTEE and/or CUST                            N        2,536,309.700         7.8382%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Principal Trust Company FBO Def Comp of Isle of     N        2,256,915.220         6.9748%
Capri Casino
ATTN Susan Saggione
1013 Center Road
Wilmington, DE 19805

                       FORTIS TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----  ---------------   ----------------
PFPC Trust Co CUST                                  S          158,984.490        56.9177%
Rollover IRA
FBO Nancy Moore
Warwick, NY 10990

Bruce Crown TTEE Bruce A. Crown Grantors Trust      S           63,993.170        22.9101%
Chicago, IL 60610-4466

PFPC Trust Co CUST IRA FBO Andrew R. Gelman         S           19,263.760         6.8966%
Chicago, IL 60637-1717

Laba & Co                                           I      120,498,942.850        95.6090%
ATTN Mutual Funds Operations
135 South LaSalle Street
Chicago, IL 60603

                                       65

                       FORTIS GOVERNMENT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----  ----------------  ----------------
National Financial Services Corp (FBO)
Our Customers                                       S           200,996.640        18.1015%
ATTN Mutual Funds Department 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281

PFPC Trust Co CUST FBO Jennifer F. Brawley          S           185,382.580        16.6953%
IRA Rollover
Claremont, CA 91711-4716

PFPC Trust Co CUST FBO Deborah S. Smith             S           169,286.770        15.2458%
IRA Rollover
Charlotte, NC 28214

Catholic Social Services of St. Clair County        S           114,280.040        10.2919%
2601 13th Street
Port Huron, MI 48060-6593

PFPC Trust Co CUST FBO Robert J. Milonas            S            84,820.060         7.6388%
Rollover IRA
Saint Louis, MO 63123-4841

Laba & Co                                           I       279,442,238.130        85.4825%
ATTN Mutual Funds Operations
135 South LaSalle Street
Chicago, IL 60603

DCGT as TTEE and/or CUST                            I        31,189,078.330         9.5409%
FBO Various Qualified Plans
ATTN NPIO Trade Desk
711 High Street
Des Moines, IA 50303

                                       66

                        FORTIS TREASURY MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS    SHARES OWNED    PERCENT OF CLASS
-------------------------------------------------   -----  ----------------  ----------------
NASR Enterprise LLC 2562 Silver State Parkway       S           427,524.400        48.2764%
Suite F2
Minden, NV 89423-8937

PFPC Trust Co CUST Rollover IRA                     S           107,905.860        12.1848%
FBO Timothy M. Redmon
Willow Springs, IL 60480

PFPC Trust Co CUST                                  S            84,250.580         9.5137%
FBO Robert J Milonas
Rollover IRA
Saint Louis, MO 63123-4841

Laba & Co                                           I       134,639,318.910        99.4969%
ATTN Mutual Funds Operations
Omnibus Account
135 South LaSalle Street
Chicago, IL 60603

                  FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                        CLASS      SHARES OWNED     PERCENT OF CLASS
-------------------------------------------------   -----   -----------------   ----------------
Laba & Co                                           Y       1,096,889,910.530        65.0085%
ATTN Mutual Funds Operations
135 South LaSalle Street
Chicago, IL 60603

Mellon Bank                                         Y         208,932,842.800        12.3827%
ATTN Pamela Palmer
One Mellon Bank Center 4th Floor
Pittsburgh, PA 15258-0001

M&I Trust Maril & Co ABN AMRO Inv Trust             Y         172,060,546.230        10.1974%
ATTN ACM Department
11270 W Park Place, Suite 400
Milwaukee, WI 53224-3625

Mellon Financial Markets LLC FBO United
Health Group                                        Y          85,080,552.410         5.0424%
One Mellon Center
500 Grant Street, Suite 0475
Pittsburgh, PA 15258-0001

Equipment Financing & Leasing Corporation           YS          1,299,039.840        17.6950%
2005 Hamlin Road, Suite 200
Rochester Hills, MI 48309-3380

Michigan Soft Drink Association                     YS            987,149.540        13.4466%
124 West Allegan Street, Suite 634
Lansing, MI 48933-1707

Laba & Co                                           YS            458,432.430         6.2446%
ATTN Mutual Funds Operations
135 South LaSalle Street
Chicago, IL 60603

Christ Church                                       YS            401,136.690         5.4641%
2500 Breton Road SE
Grand Rapids, MI 49546-5630

Chain -SYS Corporation                              YS            384,414.900         5.2364%
8530 Ember Glen Pass
Lansing, MI 48917-8844

                                       67

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

      As described in the prospectuses, the Trust employs Aston Asset Management
LLC ("Aston" or the "Investment Adviser") to manage the investment and reinvestment of the assets of the Funds (except the Fortis Money Market Funds)
and to continuously review, supervise and administer the Funds' investment programs under an Investment Advisory Agreement dated November 30, 2006. Aston has engaged various subadvisers to manage the day-to-day operations of the
Funds.

      The advisory services provided by the Investment Adviser for each Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectuses.

      Aston, a majority owned subsidiary of Highbury Financial Inc.
("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S.
mutual fund and separately managed account business of ABN AMRO Asset
Management, Inc. and its affiliates as part of an asset purchase agreement dated
April 20, 2006 (the "Strategic Transaction"). Aston is located at 120 N. LaSalle
Street, 25th Floor, Chicago, Illinois 60602. As of December 31, 2008, Aston had
approximately $3.4 billion in assets under management.

      Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury's registration statement for its initial public offering of its common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.

      For the services provided and the expenses assumed pursuant to the
Investment Advisory Agreement with Aston, Aston receives a fee based on each
Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                       68

                                                                                       GROSS ADVISORY FEE
                                                                                     (AS A % OF AVERAGE DAILY
                                                                                               NET
FUND                                                                                          ASSETS)
--------------------------------------------------------------------------------   --------------------------------
                                                                                   0.80% for the first $800 million
   Aston/Montag & Caldwell Growth                                                     0.60% over $800 million
   Aston/Veredus Select Growth                                                                0.80%
Aston Growth                                                                                  0.70%
Aston/Optimum Large Cap Opportunity                                                           0.80%
Aston Value                                                                                   0.80%
Aston/TAMRO All Cap                                                                           0.80%
   Aston/River Road Dividend All Cap Value                                                    0.70%
                                                                                   0.80% for the first $100 million
                                                                                     0.75% for next $300 million
   Aston/Optimum Mid Cap                                                               0.70% over $400 million
   Aston/Montag & Caldwell Mid Cap Growth                                                     0.85%
Aston/Cardinal Mid Cap Value                                                                  0.90%
Aston/River Road Small-Mid Cap                                                                1.00%
Aston/Veredus Aggressive Growth                                                               1.00%
Aston/TAMRO Small Cap                                                                         0.90%
Aston/River Road Small Cap Value                                                              0.90%
Aston/Neptune International Fund                                                              1.00%
Aston/Barings International                                                                   1.00%
Aston/Fortis Global Real Estate                                                               1.00%
Aston/Smart Portfolios                                                                        0.80%
Aston/New Century Absolute Return ETF*                                                        1.00%
Aston/MB Enhanced Equity Income                                                               0.70%
Aston/Fortis Real Estate                                                                      1.00%
Aston/Montag & Caldwell Balanced                                                              0.75%
Aston Balanced                                                                                0.70%
Aston/TCH Fixed Income                                                                        0.55%

----------
*     The subadviser has agreed that for the period from the Fund's commencement of operations through, and including, December 31, 2008, and for each subsequent full calendar year of operations thereafter, if in any such period the Fund had a total return (before taxes) of less than zero, then the subadviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the adviser has agreed to reduce its advisory fee to 0.15%. For the period ended
      December 31, 2008, the Fund's total return was less than zero, therefore the adviser will reduce its advisory fee to 0.15% for the 2009 calendar year.

      Fortis Investment Management USA, Inc. ("FIM," "Investment Adviser" or
collectively with Aston, the "Investment Advisers") serves as the investment adviser for the Fortis Money Market Funds. FIM is located at 75 State Street,
Boston, Massachusetts 02109. Prior to August 1, 2008, ABN AMRO Asset Management,
Inc. ("AAAM") or its predecessors served as the investment adviser to each
Fortis Money Market Fund since its inception. On August 1, 2008, AAAM was merged into FIM and FIM became the Money Market Funds' adviser, which was the final stage of a series of transactions in connection with the completion of a tender offer for substantially all of the shares of ABN AMRO Holdings N.V., AAAM's ultimate parent company, by a consortium including Fortis N.V. In October 2008,
Fortis SA/NV and Fortis NV ("Fortis"), the ultimate parent companies of Fortis
Bank SA/NV ("Fortis Bank"), announced that the Belgian government had acquired substantially all of the outstanding capital and voting rights of Fortis Bank
(the "Nationalization").

     Since October 2008, the Belgian government has owned substantially all of the outstanding capital and voting rights of Fortis Bank pending a sale to a private buyer. Fortis Bank and its affiliates subsequently announced a transaction in which BNP Paribas SA would acquire approximately 75% of the outstanding capital and voting rights of Fortis Bank. The BNP Paribas transaction is subject to legal challenges and numerous closing conditions, and remains pending as of the date of this SAI.

                                       69

      For the services provided and the expenses assumed pursuant to the investment advisory agreement between the Fortis Money Market Funds and FIM, FIM receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                            GROSS ADVISORY FEE
                                                                            (AS A % OF AVERAGE
FUND                                                                         DAILY NET ASSETS)
---------------------------------------------------------------------       -------------------
    Aston/Fortis Investor Money Market                                             0.40%
    Fortis Government Money Market                                                 0.20%
Fortis Tax-Exempt Money Market                                                     0.35%
Fortis Treasury Money Market                                                       0.35%
Fortis Institutional Prime Money Market                                            0.10%

      Aston has entered into an Expense Limitation Agreement with the Trust, on behalf of each Fund, through February 28, 2010, for the following Funds:

FUND                                                                     CLASS I    CLASS N
---------------------------------------------------------------------    -------    -------
    Aston/Veredus Select Growth Fund                                      1.05%      1.30%
Aston/TAMRO All Cap Fund                                                    --       1.20%
Aston Value Fund                                                          0.82%      1.07%
Aston/River Road Dividend All Cap Value Fund                              1.05%      1.30%
Aston/Optimum Mid Cap Fund                                                1.15%      1.40%
Aston/Veredus Aggressive Growth Fund                                      1.24%      1.49%
    Aston/River Road Small Cap Value Fund                                 1.25%      1.50%
    Aston/Fortis Real Estate Fund                                         1.12%      1.37%
Aston/TCH Fixed Income Fund                                               0.49%      0.74%

      Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of each Fund, through February 28, 2010, for the following Funds:

FUND                                                                     CLASS I    CLASS N
---------------------------------------------------------------------    -------    -------
Aston/Optimum Large Cap Opportunity Fund                                    --       1.40%
Aston/Montag & Caldwell Mid Cap Growth Fund                                 --       1.40%
Aston/Cardinal Mid Cap Value Fund                                           --       1.40%
Aston/River Road Small-Mid Cap Fund                                       1.25%      1.50%
Aston/Neptune International Fund                                          1.02%      1.27%
Aston/Barings International Fund                                          1.25%        --
Aston/Fortis Global Real Estate Fund                                        --       1.50%
Aston/Smart Portfolios Fund                                                 --       1.30%
Aston/New Century Absolute Return ETF Fund                                  --       1.50%
Aston/MB Enhanced Equity Income Fund                                        --       1.10%

      In connection with the Expense Reimbursement Agreement for each Fund (and its related classes) listed above, each Fund has agreed that during any of the first three years subsequent to a Fund's commencement of operations for a period of up to three years from the date following any waiver or reimbursement by
Aston to repay such amount to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.

                                       70

      FIM has entered into an Expense Limitation Agreement with the Trust, through February 28, 2010 for the following Funds:

FUND                                                                     CLASS I    CLASS S
---------------------------------------------------------------------    -------    -------
    Fortis Government Money Market Fund                                   0.31%       0.63%
Fortis Tax-Exempt Money Market Fund                                       0.33%       0.58%
Fortis Treasury Money Market Fund                                         0.36%       0.61%

      Aston may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds'
expenses. These voluntary waivers do not include fees and expenses from investment in other investment companies (acquired funds) or interest expense.
Aston may terminate such voluntary waivers/reimbursements at any time. Aston has agreed to voluntarily waive management fees and/or reimburse expenses for the following funds:

FUND                                                                     CLASS I    CLASS N
---------------------------------------------------------------------    -------    -------
Aston/Montag& Caldwell Balanced Fund                                       1.10%      1.35%
Aston Value Fund                                                           0.82%      1.07%
Aston/Barings International Fund                                           1.15%        --
Aston Balanced Fund                                                          --       1.50%

                                       71

The investment advisory fees earned and waived by the investment adviser for each Fund for the fiscal years ended October 31, 2008, October 31, 2007 and
October 31, 2006 as well as any fees waived or expenses reimbursed, are set forth below.

Fiscal year ended October 31, 2008

                                                     GROSS
                                                    ADVISORY                    NET ADVISORY
                                                   FEES EARNED     WAIVED      FEES AFTER FEE    REIMBURSED
FUND                                               BY ADVISERS      FEES           WAIVERS        EXPENSES
-----------------------------------------------   ------------   -----------   --------------   ------------
Aston/Montag & Caldwell Growth Fund               $-12,363,067   $        --   $  -12,363,067   $         --
Aston/Veredus Select Growth Fund                      -725,571      -(31,940)        -693,631             --
Aston Growth Fund                                   -2,075,514      -(16,524)      -2,058,990             --
Aston/Optimum Large Cap Opportunity Fund              -124,154     -(119,883)          -4,271             --
Aston Value Fund                                    -2,531,877     -(522,630)      -2,009,247             --
Aston/TAMRO All Cap Fund                              -100,042      -(85,322)         -14,720             --
Aston/River Road Dividend All Cap Value Fund          -309,748      -(23,150)        -286,598             --
Aston/Optimum Mid Cap Fund                          -6,546,722            --       -6,546,722             --
Aston/Montag & Caldwell Mid Cap Growth Fund(1)         -19,097      -(19,097)              --       -(79,711)
Aston/Cardinal Mid Cap Value Fund(1)                    -9,463       -(9,463)              --       -(93,601)
Aston/River Road Small-Mid Cap Fund                   -783,304      -(44,979)        -738,325             --
Aston/Veredus Aggressive Growth Fund                -1,347,936      -(72,302)      -1,275,634             --
Aston/TAMRO Small Cap Fund                          -3,336,623      -(69,983)      -3,266,640             --
Aston/River Road Small Cap Value Fund               -2,546,901            --       -2,546,901             --
Aston/Barings International Fund(1)                    -62,915      -(62,915)              --      -(111,373)
Aston/Neptune International Fund                       -91,726      -(91,726)              --       -(89,973)
Aston/Fortis Global Real Estate Fund                  -175,972     -(133,031)         -42,941             --
Aston/Smart Portfolios Fund(2)                         -22,154      -(22,154)              --       -(83,175)
Aston/New Century Absolute Return ETF Fund(3,5)        -42,774      -(42,774)              --       -(54,309)
Aston/MB Enhanced Equity Income Fund(4)                -69,706      -(69,706)              --       -(58,235)
Aston/Fortis Real Estate Fund                         -555,268     -(111,488)        -443,780             --
Aston/Montag & Caldwell Balanced Fund                 -138,320      -(72,576)         -65,744             --
Aston Balanced Fund                                   -184,165            --         -184,165             --
Aston/TCH Fixed Income Fund                           -461,420     -(346,661)        -114,759             --
Aston/Fortis Investor Money Market Fund               -136,939            --         -139,939             --
Fortis Government Money Market Fund                   -731,241      -(16,360)        -714,881             --(9)
Fortis Tax-Exempt Money Market Fund                   -919,145     -(404,473)        -514,672             --
Fortis Treasury Money Market Fund                     -721,879     -(359,011)        -362,868       -(16,461)
Fortis Institutional Prime Money Market Fund        -1,889,085            --       -1,889,085             --

----------
(1)   Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value
      Fund and Aston/Barings International Fund commenced operations on November
      2, 2007.

(2)   Aston/Smart Portfolios Fund commenced operations on January 10, 2008.

(3)   Aston/New Century Absolute Return ETF Fund commenced operations on March
      14, 2008.

(4)   Aston/MB Enhanced Equity Income Fund commenced operations on January 15,
      2008.

                                       72

Fiscal year ended October 31, 2007

                                                     GROSS
                                                  ADVISORY FEES                   NET ADVISORY
                                                    EARNED BY        WAIVED      FEES AFTER FEE    REIMBURSED
                   FUND                             ADVISERS          FEES           WAIVERS        EXPENSES
-----------------------------------------------   -------------   ------------   --------------   ------------
Aston/Montag & Caldwell Growth Fund(1)            $  13,171,967   $         --   $   13,171,967   $         --
Aston Growth Fund(1)                                  4,537,408             --        4,537,408             --
Aston/Veredus Select Growth Fund(1)                     328,522        (90,594)         237,928             --

Aston/Optimum Large Cap Opportunity Fund(2)              95,238        (95,238)              --        (44,354)
Aston/TAMRO All Cap Fund(1)                             125,112        (84,623)          40,489             --
Aston Value Fund(1)                                   3,150,174       (872,218)       2,277,956             --

Aston/River Road Dividend All Cap Value Fund(1)         234,559        (76,712)         158,387             --
Aston/Optimum Mid Cap Fund                            5,905,944             --        5,905,944             --
Aston/River Road Small-Mid Cap Fund(3)                   63,321        (63,321)              --        (35,205)
Aston/Veredus Aggressive Growth Fund(1)               2,957,861             --        2,957,861             --
Aston/TAMRO Small Cap Fund(1)                         3,114,389       (108,979)       3,005,410             --
Aston/River Road Small Cap Value Fund(1)              2,856,920             --        2,856,920             --
Aston/Fortis Real Estate Fund(1)                      1,118,165        (96,979)       1,021,186             --

Aston/Fortis Global Real Estate Fund(4)                  49,993        (42,416)           7,577             --
Aston/Neptune International Fund(4)                       4,613         (4,613)              --        (43,689)
Aston/Montag & Caldwell Balanced Fund(1)                165,101        (79,957)          85,144             --
Aston Balanced Fund(1)                                  298,963             --          298,963             --
Aston/TCH Fixed Income Fund(1)                          552,489       (312,985)         239,504             --

Aston/Fortis Investor Money Market Fund                 242,791             --          242,791             --

Fortis Government Money Market Fund                     928,819             --          928,819             --

Fortis Tax-Exempt Money Market Fund                     997,521       (420,297)         577,224             --
Fortis Treasury Money Market Fund                       364,275       (227,321)         136,954             --
Fortis Institutional Prime Money Market Fund          2,347,423             --        2,347,423             --

----------
(1)   Prior to December 1, 2006, each subadviser served as the investment adviser to the Fund. With respect to FIM, its predecessor served as investment adviser to the Fund.

(2)   The Aston/Optimum Large Cap Opportunity Fund commenced operations on
      December 28, 2006.

(3)   The Aston/River Road Small-Mid Cap Fund commenced operations on March 28,
      2007.

(4)   The Aston/Fortis Global Real Estate Fund and Aston/Neptune International
      Fund commenced operations on August 3, 2007 and August 6, 2007, respectively.

                                       73

Fiscal year ended October 31, 2006

                                                       GROSS
                                                     ADVISORY                        NET ADVISORY
                                                    FEES EARNED        WAIVED       FEES AFTER FEE     REIMBURSED
                   FUND                             BY ADVISERS         FEES            WAIVERS         EXPENSES
-----------------------------------------------   -------------      ----------     ---------------    -----------
Aston/Montag & Caldwell Growth Fund(1)            $ 15,701,539       $       --     $ 15,701,539         $ --
Aston Growth Fund(1)                                 7,425,844               --        7,425,844           --
Aston/Veredus Select Growth Fund(1)                    212,039         (117,947)          94,092           --
Aston/TAMRO All Cap Fund(1)                            153,760          (63,426)          90,334           --
Aston Value Fund(1),(2)                              2,559,423         (708,841)       1,850,582           --
Aston/River Road Dividend All Cap
Value Fund(1)                                           53,131          (53,131)              --      (36,432)
Aston/Optimum Mid Cap Fund                           4,870,333               --        4,870,333           --
Aston/TAMRO Small Cap Fund(1)                        1,668,134         (220,883)       1,447,251           --
Aston/River Road Small Cap Value Fund(1)               399,699         (157,761)         241,938           --
Aston/Fortis Real Estate Fund(1),(2)                 1,025,806          (94,064)         931,742           --
Aston/Veredus Aggressive Growth Fund(1)              6,741,085               --        6,741,085           --
Aston/Montag & Caldwell Balanced Fund(1)               370,227               --          370,227           --
Aston Balanced Fund(1)                                 634,456               --          634,456           --
Aston/TCH Fixed Income Fund(1)                         892,032         (353,812)         538,220           --

Aston/Fortis Investor Money Market Fund                399,969               --          399,969           --
Fortis Government Money Market Fund                    982,518               --          982,518           --
Fortis Tax-Exempt Money Market Fund                  1,030,909         (382,909)         648,000           --

Fortis Treasury Money Market Fund                      596,285         (221,478)         374,807           --
Fortis Institutional Prime Money Market Fund         2,486,473               --        2,486,473           --

----------
(1)   Prior to December 1, 2006, each subadviser served as the investment adviser to the Fund. With respect to FIM, a predecessor served as investment adviser to the Fund.

(2)   Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC")
      was the investment adviser to Aston Value Fund and Aston/Fortis Real
      Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January
      1, 2006 until November 30, 2006, AAAM assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related
      Sub-Investment Advisory agreements and became the Funds' Investment
      Adviser.

      Under the Investment Advisory Agreement and the investment advisory agreements between FIM and the Trust on behalf of each of Aston/Fortis Investor
Money Market Fund, Fortis Government Money Market Fund, Fortis Tax-Exempt Money
Market Fund, Fortis Treasury Money Market Fund and Fortis Institutional Prime
Money Market Fund (the "Investment Advisory Agreements"), the Investment Adviser
is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the
Investment Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

      The Investment Advisory Agreements between the Trust and Aston are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 60 days' written notice to Aston. The Investment
Advisory Agreements between the Trust and FIM are terminable with respect to a
Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 10 days' written notice to FIM. Aston or Fortis may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The
Investment Advisory Agreements terminate automatically in the event of their assignment.

                                       74

      Under the Investment Advisory Agreements, each investment adviser shall:
(i) manage the investment and reinvestment of the assets of the Funds, (ii)
continuously review, supervise and administer the investment program of the
Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv)
provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment
Adviser's discharge of the foregoing responsibilities. Each Investment Adviser shall discharge the foregoing responsibilities subject to the oversight of the
Trust's officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective prospectuses and SAI.

      The Investment Advisory Agreements continue in effect for each Fund from year to year for so long as its continuation is approved at least annually (a)
by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the
Fund or (b) by the shareholders of the Fund or the Board of Trustees.

      The Investment Advisory Agreement with Aston also provides that Aston shall have the authority, subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any subadviser so selected pursuant to a "manager of managers"
structure. Under this structure, Aston also has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreements subject to approval of the Board of Trustees, but not shareholder approval.

      As described above, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the Subadviser(s)
of each Fund. Fees paid to a Subadviser of a Fund with multiple Subadvisers will depend upon the fee rate negotiated with Aston and upon the percentage of the
Fund's assets allocated to that Subadviser by Aston. Because Aston will pay each
Subadviser's fees out of its own fees from the Funds, there will not be any
"duplication" of advisory fees paid by the Funds.

THE SUBADVISERS

      On November 30, 2006, Aston entered into Sub-Investment Advisory
Agreements with MFS Institutional Advisors Inc. ("MFS") (on behalf of Aston
Value Fund) and Optimum Investment Advisors, LLC ("Optimum") (on behalf of
Aston/Optimum Mid Cap Fund). On December 26, 2006, Aston entered into a
Sub-Investment Advisory Agreement with Optimum on behalf of Aston/Optimum Large
Cap Opportunity Fund. On June 30, 2007, Aston entered into a new subadvisory agreement with Tasho Investment, LLC (on behalf of Aston/TAMRO All Cap Fund and
Aston/TAMRO Small Cap Fund.) On July 20, 2007, Aston entered into a
Sub-Investment Advisory Agreement with Neptune Investment Management Limited
("Neptune") on behalf of Aston/Neptune International Fund. On October 17, 2007,
Aston entered into Sub-Investment Advisory Agreements with FIM (on behalf of
Aston/Fortis Real Estate Fund and Aston/Fortis Global Real Estate Fund); Montag
& Caldwell, Inc. ("Montag & Caldwell") (on behalf of Aston/Montag & Caldwell
Growth Fund and Aston/Montag & Caldwell Balanced Fund); Veredus Asset Management
LLC ("Veredus") (on behalf of Aston/Veredus Aggressive Growth Fund and
Aston/Veredus Select Growth Fund); River Road Asset Management, LLC ("River
Road") (on behalf of Aston/River Road Dividend All Cap Value Fund, Aston/River
Road Small Cap Value Fund and Aston/River Road Small-Mid Cap Fund. As of
November 1, 2007, Aston entered into Sub-

                                       75

Investment Advisory Agreements with Baring International Investment Limited
("Barings") (on behalf of Aston/Barings International Fund), Cardinal Capital
Management, L.L.C. ("Cardinal") (on behalf of Aston/Cardinal Mid Cap Value Fund)
and Montag & Caldwell (on behalf of Aston/Montag & Caldwell Mid Cap Growth
Fund). On January 1, 2008, Aston entered into a Sub-Investment Advisory
Agreement with Montag & Caldwell on behalf of Aston Growth Fund and the equity portion of Aston Balanced Fund. On January 7, 2008, Aston entered into a
Sub-Investment Advisory Agreement with Smart Portfolios, LLC ("Smart") on behalf of Aston/Smart Portfolios Fund. On January 9, 2008, Aston entered into a
Sub-Investment Advisory Agreement with MB Investment Partners, Inc. ("MB") on behalf of Aston/MB Enhanced Equity Income Fund. On February 29, 2008, Aston
entered into a Sub-Investment Advisory Agreement with New Century Capital
Management, LLC ("New Century") on behalf of Aston/New Century Absolute Return
ETF Fund. On December 3, 2008 Aston entered into a Sub-Investment Advisory
Agreement with Taplin, Canida and Habacht, LLC ("TCH") (on behalf of Aston/TCH
Fixed Income Fund and the fixed income portion of Aston Balanced Fund).

      Under each Sub-Investment Advisory Agreement, each Subadviser manages a portfolio of the Fund, selects investments and places all orders for purchases and sales of that Fund's securities, subject to the general oversight of the
Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be prohibited by law or regulation, a Subadviser may, in its discretion and from time to time, waive a portion of its fee.

      Each Sub-Investment Advisory Agreement provides that neither a Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or any shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by a Subadviser of its duties under the
Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the
Sub-Investment Advisory Agreement. Each of the Sub-Investment Advisory
Agreements continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

      For the services provided pursuant to the Sub-Investment Advisory
Agreements, the Investment Adviser pays each Subadviser a fee computed daily and payable monthly, as described below. In addition, under certain circumstances, a
Subadviser may be obligated to pay Aston in the event the formula below results in a negative amount.

                                       76

                    FUND                                                              SUB-INVESTMENT ADVISORY FEE
-------------------------------------------------------                ---------------------------------------------------------
Aston/Montag & Caldwell Growth Fund                                                    50% of: Advisory Fee Less
                                                                       Expense Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Veredus Select Growth Fund                                                       50% of: Advisory Fee Less
                                                                       Expense Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston Growth Fund                                                                  50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Optimum Large Cap Opportunity Fund                                           50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston Value Fund                                                                       0.40% of 1st $125 million
                                                                                        0.30% over $125 million

Aston/TAMRO All Cap Fund                                                           50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/River Road Dividend All Cap Value Fund                                       50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Optimum Mid Cap Fund                                                          0.30% for the first $100 million
                                                                                    0.25% for the next $300 million
                                                                                    0.20% for the next $400 million
                                                                                         0.30% over $1 billion

Aston/Montag & Caldwell Mid Cap Growth Fund                                        50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Cardinal Mid Cap Value Fund                                                  50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/River Road Small-Mid Cap Fund                                                50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Veredus Aggressive Growth Fund                                               50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries
Aston/TAMRO Small Cap Fund*                                                        50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

                                       77

Aston/River Road Small Cap Value Fund                                              50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Barings International Fund                                                   50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Neptune International Fund                                                   50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Fortis Global Real Estate Fund                                               50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                   Intermediaries (the "Base Fee Rate"), subject to the Adjusted Fee
                                                                                          Rate discussed below

Aston/Smart Portfolios Fund                                                        50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/New Century Absolute Return ETF Fund**                                       50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/MB Enhanced Equity Income Fund                                               50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Fortis Real Estate Fund                                                      50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/Montag & Caldwell Balanced Fund                                              50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston Balanced Fund                                                                50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

Aston/TCH Fixed Income Fund                                                        50% of: Advisory Fee Less Expense
                                                                           Waivers/Reimbursements and Payments to Third-Party
                                                                                             Intermediaries

----------
*     As of October 1, 2008, the calculation of the sub-investment advisory fee payable to the subadviser for the Aston/TAMRO Small Cap Fund varies based upon the level of average monthly net assets which determines the percentage of Payments to Third Party Intermediaries borne by the subadviser.

**    The subadviser has agreed that for the period from the Aston/New Century
      Absolute Return ETF Fund's commencement of operations through, and including, December 31, 2008, and for each subsequent full calendar year of operations thereafter, if any such period the fund has a total return
      (before taxes) of less than zero, then the subaviser will waive its fee in its entirety for the next succeeding calendar year. For the period ending
      December 31, 2008, the Fund has a total return of less than zero. For calendar year 2009, the subadviser is waiving its fee.

      With respect to FIM, if the value of assets allocated to FIM with respect to the Aston/Fortis Global Real Estate Fund is greater than $25 million as of the calculation date, the fee payable to the

                                       78

Subadviser shall be the higher of the Base Fee Rate or the Adjusted Fee Rate.
The Adjusted Fee Rate shall mean the average daily net assets of the assets managed by FIM during the period multiplied by an annual rate calculated as follows:

                  ASSETS                                                            ANNUAL RATE
Up to $25 million                                                                       .00%

Greater than $25 million and up to $50 million                                          .25%

Greater than $50 million and up to $100 million                                         .35%

Greater than $100 million                                                               .50%

      FORTIS INVESTMENT MANAGEMENT USA, INC.

      Fortis Investment Management USA, Inc., 75 State Street, Boston,
Massachusetts 02109, is the sub-investment adviser to Aston/Fortis Global Real
Estate Fund and Aston/Fortis Real Estate Fund. FIM is a wholly-owned indirect subsidiary of Fortis Bank.

      The table below shows other accounts for which the portfolio managers of each Fund are jointly and primarily responsible for the day-to-day portfolio management as of January 31, 2009.

                                                                              NUMBER OF
                                                                              ACCOUNTS         ASSETS
                                                                            MANAGED WITH    MANAGED WITH
                                                  NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                                  ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                                   MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                                  ---------  ------------   ------------    ------------
JOSEPH PAVNICA(1)
Registered Investment Companies                       0             N/A          0              N/A
Other Pooled Investment Vehicles                      8        $    934          0              N/A
Other Accounts                                        9        $  1,313          0              N/A

MENNO SLOTERDIDJK(1)
Registered Investment Companies                       0             N/A          0              N/A
Other Pooled Investment Vehicles                     10        $  1,536          0              N/A
Other Accounts                                        9        $  1,313          0              N/A

MATTHEW HOULT(1)
Registered Investment Companies                       0             N/A          0              N/A
Other Pooled Investment Vehicles                     11        $  1,270          0              N/A
Other Accounts                                       10        $  1,320          0              N/A

JAMES HARDMAN(1)
Registered Investment Companies                       0             N/A          0              N/A
Other Pooled Investment Vehicles                      8        $    934          0              N/A
Other Accounts                                        9        $  1,313          0              N/A

----------
(1)   Mr. Pavnica and Mr. Hardman are responsible for the management of
      Aston/Fortis Real Estate Fund; Messrs. Pavnica, Sloterdijk and Hoult are
      jointly responsible for the management of Aston/Fortis Global Real Estate
      Fund.

                                       79

      Compensation. The portfolio managers and analysts total compensation consists of 1) a competitive base salary 2) an annual discretionary performance-based cash bonus and 3) the eligibility to receive a deferred bonus award.

      Base salaries are reviewed annually against peer data from several market compensation survey firms and through other sources e.g. headhunters and industry compensation meetings to assure competitiveness. The discretionary cash bonus awards are based on individual performance, and relevant market bonus levels for the role. If awarded, the cash bonus award for the portfolio manager is based on performance objectives relevant to the portfolio manager's position and is primarily rewarded on the excess return their portfolios generate versus peer performance and the relevant benchmark. Awards under the deferred bonus plan are granted to the top and key employees within Fortis Investments annually.

      Other bonus criteria may include participation in portfolio company off-sites and conference calls, publishing research, marketing activities, budget management, as well as overall firm profitability.

      Compensation is not based on the value of assets held in the Fund's portfolio.

      Material Conflicts of Interest. The portfolio managers for each Fund above manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Fortis Investments has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

                                       80

MONTAG & CALDWELL, INC.

      Montag & Caldwell is the Subadviser for Aston/Montag & Caldwell Growth
Fund, Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Montag & Caldwell
Balanced Fund, Aston Growth Fund and the equity portion of Aston Balanced Fund.
Montag & Caldwell is located at 3455 Peachtree Road NE, Suite 1200, Atlanta,
Georgia 30326. Montag & Caldwell is a wholly-owned indirect subsidiary of Fortis
Bank.

      The table below shows other accounts for which the portfolio manager of the Funds listed above is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                              NUMBER OF        ASSETS
                                                                              ACCOUNTS      MANAGED WITH
                                                                            MANAGED WITH    ADVISORY FEE
                                                  NUMBER OF  TOTAL ASSETS   ADVISORY FEE      BASED ON
                                                  ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                                   MANAGED     MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                                  ---------  ------------   ------------    -------------
RONALD E. CANAKARIS, CFA(1)
Registered Investment Companies                       1        $ 316             0              N/A
Other Pooled Investment Vehicles                      0          N/A             0              N/A
Other Accounts                                        7        $ 946             0              N/A

M. SCOTT THOMPSON, CFA(1)
Registered Investment Companies                       0          N/A             0              N/A
Other Pooled Investment Vehicles                      0          N/A             0              N/A
Other Accounts                                        0          N/A             0              N/A

ANDREW W. JUNG, CFA(1)
Registered Investment Companies                       0          N/A             0              N/A
Other Pooled Investment Vehicles                      0          N/A             0              N/A
Other Accounts                                        0          N/A             0              N/A

----------
(1)   Mr. Canakaris is responsible for the management of the Aston/Montag &
      Caldwell Growth Fund, Aston Growth Fund, Aston/Montag & Caldwell Balanced
      Fund and Aston Balanced Fund (Equity Portion); Messrs. Thompson and Jung
      are jointly responsible for the management of the Aston/Montag & Caldwell
      Mid Cap Growth Fund.

      Compensation. Compensation for the portfolio managers includes an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary. Compensation is determined by the Executive Committee, which is comprised of Montag & Caldwell's Chairman/President and Chief Executive
Officer, and is based on the success of the firm in achieving clients'
investment objectives and providing excellent client service. The portfolio managers may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio managers' compensation include a 401(k) savings and profit sharing plan. Incentive compensation is not based on performance or the value of assets held in any Fund's portfolio.

      Compensation is not directly related to the size, growth or fees received from the management of any particular portfolios.

      Material Conflicts of Interest. The portfolio managers for the Funds manage multiple accounts following Montag & Caldwell's large cap growth, mid cap growth and balanced strategies. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund to the extent of client restrictions on accounts, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Some overlap in holdings

                                       81

may exist between Montag & Caldwell's mid cap growth stratety and its large cap growth strategy. Montag & Caldwell has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Compensation is not based on the performance of individual client accounts but rather of the firm as a whole and the firm's Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that client interests are paramount.

      TAMRO CAPITAL PARTNERS, LLC

      TAMRO Capital Partners, LLC ("TAMRO") is the Subadviser for Aston/TAMRO
All Cap Fund and Aston/TAMRO Small Cap Fund. TAMRO is located at 1660 Duke
Street, Alexandria, Virginia 22314. TAMRO is majority-owned by the principals of the firm.

      The table below shows other accounts for which the portfolio manager of the Funds listed above is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                              NUMBER OF        ASSETS
                                                                              ACCOUNTS      MANAGED WITH
                                                                            MANAGED WITH    ADVISORY FEE
                                                  NUMBER OF  TOTAL ASSETS   ADVISORY FEE      BASED ON
                                                  ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                                   MANAGED     MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                                  ---------  ------------   ------------    ------------
PHILIP D. TASHO, CFA
Registered Investment Companies                        2       $  115.4          0              N/A
Other Pooled
Investment Vehicles                                    2       $   19.2          0              N/A
Other Accounts                                       139       $  264.1          0              N/A

      Compensation. Compensation for the portfolio manager has three components:
base salary, performance incentive and profit sharing through equity ownership.
The performance incentive is based on an average of the investment performance of the manager's two strategies (small cap and all cap) relative to peer performance and the relevant benchmarks. A 25% weighting is applied to the one-year return and a 75% weighting is applied to the three-year return. The relevant benchmarks for the manager's two strategies are the Russell 2000 Index and Russell 3000 Index, respectively. Full performance incentive is awarded for top quartile performance; no incentive payment is given for below median performance and incentive awards are interpolated for performance between the median and the 25th percentile. As an equity owner in the firm, the portfolio manager will receive his proportionate share of the profits of the firm. Firm profitability is driven by assets under management which in turn is driven by investment performance. TAMRO has identified a maximum amount of assets to be managed in the small cap strategy.

      Material Conflicts of Interest. The portfolio manager for the Funds manages multiple accounts, including each respective Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. TAMRO has adopted policies and procedures that it believes address the

                                       82

conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

      VEREDUS ASSET MANAGEMENT LLC

      Veredus is the Subadviser for Aston/Veredus Aggressive Growth Fund and
Aston/Veredus Select Growth Fund. Veredus is located at One Paragon Center, 6060
Dutchmans Lane, Louisville, Kentucky 40205. B. Anthony Weber is the majority shareholder of the firm.

      The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of January 31, 2009.

                                                                              NUMBER OF        ASSETS
                                                                              ACCOUNTS      MANAGED WITH
                                                                            MANAGED WITH    ADVISORY FEE
                                                  NUMBER OF  TOTAL ASSETS   ADVISORY FEE      BASED ON
                                                  ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                                   MANAGED     MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                                  ---------  ------------   ------------    ------------
B. ANTHONY WEBER(1)
Registered Investment Companies                       0            N/A           0              N/A
Other Pooled Investment Vehicles                      1         $    5           1              $5
Other Accounts                                        9         $  297           0              N/A

MICHAEL E. JOHNSON CFA(1)
Registered Investment Companies                       0            N/A           0              N/A
Other Pooled Investment Vehicles                      1         $    5           1              $5
Other Accounts                                        9         $  297           0              N/A

CHARLES F. MERCER, JR. CFA(1)
Registered Investment Companies                       0            N/A           0              N/A
Other Pooled Investment Vehicles                      1         $    5           1              $5
Other Accounts                                        9         $  297           0              N/A

----------
(1)   Messrs. Weber, Mercer and Johnson are jointly responsible for the management of the Aston/Veredus Select Growth Fund and the Aston/Veredus
      Aggressive Growth Fund.

      Compensation. Compensation for the portfolio managers listed above includes an annual base salary and a performance/ownership share. The performance/ownership bonus, which typically represents a significant majority of total compensation, is based on each portfolio manager's ownership share in the firm's income. Veredus's income will be determined mainly by the investment performance of accounts in the firm of which the Aston Funds are a significant percentage. Compensation is not directly based on value of assets held in the
Fund's portfolio, and Veredus has already determined the maximum amount of assets that can be managed in each investment style and communicated such amounts to the Funds' Trustees.

      Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund and a hedge fund from which Veredus receives a performance based fee and in which members of Veredus have an interest. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other

                                       83

accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Veredus has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

      RIVER ROAD ASSET MANAGEMENT, LLC

      River Road is the Subadviser to Aston/River Road Dividend All Cap Value
Fund, Aston/River Road Small Cap Value Fund and Aston/River Road Small-Mid Cap
Fund. River Road is located at Meidinger Tower, Suite 1600, 462 South Fourth
Street, Louisville, Kentucky 40202, and is a wholly-owned subsidiary of River
Road Partners, LLC ("RRP"). RRP is wholly-owned by employees of River Road.

      The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                              NUMBER OF
                                                                              ACCOUNTS         ASSETS
                                                                            MANAGED WITH    MANAGED WITH
                                                  NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                                  ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                                   MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                                  --------   ------------   ------------    ------------
JAMES C. SHIRCLIFF, CFA(1)
Registered Investment Companies                       1        $    211          0              N/A
Other Pooled Investment Vehicles                      8        $  1,291          0              N/A
Other Accounts                                       93        $    827          0              N/A

HENRY SANDERS, CFA(1)
Registered Investment Companies                       1        $    211          0              N/A
Other Pooled Investment Vehicles                      8        $  1,291          0              N/A
Other Accounts                                       93        $    827          0              N/A

THOMAS S. FORSHA, CFA(1)
Registered Investment Companies                       0             N/A          0              N/A
Other Pooled Investment Vehicles                      5        $  1,213          0              N/A
Other Accounts                                        5        $     19          0              N/A

R. ANDREW BECK, CFA(1)
Registered Investment Companies                       1        $    211          0              N/A
Other Pooled Investment Vehicles                      3        $     78          0              N/A
Other Accounts                                       93        $    808          0              N/A

----------
(1)   Messrs. Shircliff, Sanders and Forsha are jointly responsible for the management of the Aston/River Road Dividend All Cap Value Fund; Messrs.
      Shircliff, Sanders and Beck are jointly responsible for the management of the Aston/River Road Small Cap Value Fund and Aston/River Road Small-Mid
      Cap Fund.

      Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based on multiple factors, including risk-adjusted 3- and 5-year performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite. The relevant index for Aston/River Road Small Cap Value Fund is the Russell 2000
Value; for Aston/River Road Dynamic Equity Income Fund,

                                       84

the Russell 3000 Value. The Aston/River Road Small-Mid Cap Fund's relevant index is the Russell 2500 Value. (In the absence of at least a three-year performance record, a shorter-period may be used.) Additionally, the portfolio managers each own a significant equity interest in River Road and, as such, participate in overall firm profits.

      Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

      MFS INSTITUTIONAL ADVISORS INC.

      Massachusetts Financial Services Company (MFS) is the Subadviser for Aston
Value Fund. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of
Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street,
Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $161 billion as of September 30, 2008.

      The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                       85

                                                                             NUMBER OF
                                                                             ACCOUNTS         ASSETS
                                                                           MANAGED WITH    MANAGED WITH
                                                 NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                                 ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                                  MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                                 --------    -----------   ------------    ------------
STEVEN R. GORHAM, CFA
Registered Investment Companies                     20       $   25,965         0               N/A
Other Pooled Investment Vehicles                     4       $    1,457         0               N/A
Other Accounts                                      27       $    6,783         0               N/A

NEVIN P. CHITKARA
Registered Investment Companies                     20       $   25,965         0               N/A
Other Pooled Investment Vehicles                     4       $    1,457         0               N/A
Other Accounts                                      27       $    6,783         0               N/A

BROOKS A. TAYLOR
Registered Investment Companies                     12       $   14,637         0               N/A
Other Pooled Investment Vehicles                     0              N/A         0               N/A
Other Accounts                                       0              N/A         0               N/A

JOHNATHAN W. SAGE, CFA
Registered Investment Companies                      8       $    1,599         0               N/A
Other Pooled Investment Vehicles                     0              N/A         0               N/A
Other Accounts                                      16       $    5,072         0               N/A

      Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

      Base Salary -- Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

Performance Bonus -- Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

      The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%)
and less weight given to the latter.

      The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks").

      The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders)
and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

      Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

                                       86

      Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

      Material Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

      The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund's portfolio as well as for accounts of the
Subadviser or its subsidiaries with similar investment objectives. A Fund's trade allocation policies may give rise to conflicts of interest if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Subadviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

      When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

      MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund -- for instance, those that pay a higher advisory fee.

      OPTIMUM INVESTMENT ADVISORS, LLC

      Optimum is the Subadviser for Aston/Optimum Large Cap Opportunity Fund and
Aston/Optimum Mid Cap Fund. Optimum is an independent registered investment adviser founded in 1990 with offices at 100 South Wacker Drive, Chicago,
Illinois 60606 and is majority-owned by Optimum Investment Group, LLC.

                                       87

      The table below shows other accounts for which the portfolio managers of the Funds listed above is jointly and primarily responsible for the day-to-day portfolio management as of January 31, 2009.

                                                                                NUMBER OF
                                                                            ACCOUNTS MANAGED      ASSETS MANAGED
                                                  NUMBER OF   TOTAL ASSETS  WITH ADVISORY FEE    WITH ADVISORY FEE
                                                  ACCOUNTS       MANAGED        BASED ON             BASED ON
                                                   MANAGED    (IN MILLIONS)    PERFORMANCE          PERFORMANCE
                                                  ---------   ------------   ----------------    ------------------
THYRA ZERHUSEN(1)
Registered Investment Companies                        1        $   89.9            0                  N/A
Other Pooled Investment Vehicles                       0             N/A            0                  N/A
Other Accounts                                         9        $  168.4            0                  N/A

ANDREW J. GOODWIN(1)
Registered Investment Companies                        0             N/A            0                  N/A
Other Pooled Investment Vehicles                       0             N/A            0                  N/A
Other Accounts                                       138        $  161.8            0                  N/A

KEITH F. PINSONEAULT, CFA(1)
Registered Investment Companies                        0             N/A            0                  N/A
Other Pooled Investment Vehicles                       0             N/A            0                  N/A
Other Accounts                                       253        $   91.1            0                  N/A

MARIE LORDEN(1)
Registered Investment Companies                        1        $   89.9            0                  N/A
Other Pooled Investment Vehicles                       0             N/A            0                  N/A
Other Accounts                                         9        $  168.4            0                  N/A

MARY PIERSON(1)
Registered Investment Companies                        1        $   89.9            0                  N/A
Other Pooled Investment Vehicles                       0             N/A            0                  N/A
Other Accounts                                         9        $  168.4            0                  N/A

----------
(1)   Mses. Zerhusen, Lorden and Pierson are jointly responsible for the management of Aston/Optimum Mid Cap Fund and Messrs. Goodwin and
      Pinsoneault are jointly responsible for the management of Aston/Optimum
      Large Cap Opportunity Fund.

      Compensation.

      Aston/Optimum Large Cap Opportunity Fund - Compensation for each portfolio manager includes an annual fixed base salary. In addition, the portfolio managers each own an equity interest in Optimum and, as such, participate in overall firm profits. Compensation is neither based on the value of assets held in the Fund's portfolio nor related to the performance of the Fund.

      Aston/Optimum Mid Cap Fund -- Compensation for the portfolio manager includes an annual fixed base salary, a percentage of revenue derived from the
Mid Cap product plus variable incentive compensation that is determined by the relative pre-tax performance of the Fund as compared to the Morningstar Mid Cap
Category at year-end (for the 1 and 3 year periods).

                                       88

      Material Conflicts of Interest. The Portfolio Managers manage other accounts as well as their respective Fund. The Portfolio Managers make investment selections and account transactions consistent with each account's objective. Such actions may be taken for one account and not another and may result in varying performance among clients. Optimum has in place policies and procedures designed to prevent conflicts among multiple accounts, although there can be no assurance that conflicts may not occur.

      TAPLIN, CANIDA & HABACHT, LLC

      As of December 1, 2006, TCH is the Subadviser for Aston/TCH Fixed Income
Fund and the fixed income portion of Aston Balanced Fund. TCH is a registered investment adviser founded in 1985 with offices at 1001 Brickell Bay Drive,
Suite 2100, Miami, Florida 33131. TCH is a majority-owned subsidiary of Marshall
& Ilsley Corporation.

      The table below shows other accounts for which the portfolio managers of the Funds listed above are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                              NUMBER OF
                                                                              ACCOUNTS         ASSETS
                                                                            MANAGED WITH    MANAGED WITH
                                                  NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                                  ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                                   MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                                  --------   ------------   ------------    ------------
TERE ALVAREZ CANIDA(1)
Registered Investment Companies                       0          N/A             0              N/A
Other Pooled Investment Vehicles                      0          N/A             0              N/A
Other Accounts                                       79         $7.0             0              N/A

ALAN M. HABACHT(1)
Registered Investment Companies                       0          N/A             0              N/A
Other Pooled
Investment Vehicles                                   0          N/A             0              N/A
Other Accounts                                       79         $7.0             0              N/A

WILLIAM J. CANIDA(1)
Registered Investment Companies                       0          N/A             0              N/A
Other Pooled Investment Vehicles                      0          N/A             0              N/A
Other Accounts                                       79         $7.0             0              N/A

----------
(1)   Ms. Canida and Messrs. Habacht and Canida are jointly responsible for the management of Aston/TCH Fixed Income Fund and the fixed income portion of
      Aston Balanced Fund. All accounts at TCH are managed on a team basis.

      Compensation. Compensation for the portfolio managers listed above includes an annual base salary with an additional bonus based on the profits of the company. The portfolio managers' compensation is not based on the performance of the individual Funds. Compensation is not directly based on value of assets held in the Funds' portfolios.

      Material Conflicts of Interest. TCH furnishes investment management and advisory services to others, and TCH shall be at all times free, in its discretion, to make recommendations to others which may be the same as, or may be different from those made to the Funds. It is TCH's policy to allocate, within its reasonable discretion, investment opportunities to the Funds over a period of time on a fair and equitable basis relative to TCH's other accounts.
TCH, its affiliates, and any officer, director, stockholder, employee or any member of their families may or may not have an interest in the securities whose purchase and sale TCH may recommend, and that such recommendations with respect to securities of the same kind may be the same as or different from the action which TCH, or

                                       89

any of its affiliates, or any partner, officer, director, stockholder, employee, or any member of their families, or other investors may take with respect hereto; provided, however, that TCH shall refrain from rendering any advice or services concerning securities of companies of which any of TCH's, or affiliates of TCH's partners, officers, directors, or employees has any economic interest, unless TCH fully discloses such conflict to the client and is authorized upon prior written approval by the client notwithstanding such disclosure.

      TCH may aggregate certain trades done on the behalf of the client with trades in the same security on the same day done on behalf of other clients of
TCH that utilize the same broker as the client. The purpose of such aggregation will be to obtain for the client, where possible, a better execution price(s)
than would be the case if the client's transaction were not aggregated with the trades of other clients.

      NEPTUNE INVESTMENT MANAGEMENT LIMITED

      Neptune is the Subadviser for Aston/Neptune International Fund. Neptune is
located at 1 Hammersmith Grove, London W6 0NB. Robin Geffen is the majority shareholder of the firm.

      The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                           NUMBER OF        ASSETS
                                                                           ACCOUNTS      MANAGED WITH
                                                                         MANAGED WITH    ADVISORY FEE
                                               NUMBER OF  TOTAL ASSETS   ADVISORY FEE      BASED ON
                                               ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                                MANAGED     MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                               ---------   -----------   ------------    -------------
ROBIN GEFFEN
Registered Investment Companies                    0            N/A           0              N/A
Other Pooled Investment Vehicles                  10         $   2.7          1             $0.6
Other Accounts                                     6         $   0.3          0              N/A

      Compensation. Compensation for the portfolio manager includes salary and discretionary annual bonuses. The portfolio manager also participates in standard company benefits including medical insurance, life insurance and pension contributions. The portfolio manager's incentive compensation is based on the performance of funds managed, the profitability of funds managed and the portfolio manager's other contributions to Neptune. Compensation due to the performance of the Fund is determined based on the Fund's performance relative to its peer group, weighted according to the quartile in which the Fund is ranked for the calendar year. The Fund's performance is reviewed over 1-, 3-, and 5-years, with a greater weighting on performance within one year. Because a portion of the incentive compensation is based on the profitability of the Fund, the portfolio manager's compensation is partially based upon the value of assets held in the Fund. The portfolio manager also shares in the pre-tax profits of
Neptune.

      Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decision for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. The company has adopted various procedures to manage potential conflicts including disclosure and consent and adopting procedures designed to ensure fair treatment of all clients. The company may also manage potential conflicts of interest by establishing and maintaining a Chinese wall.

                                       90

      BARING INTERNATIONAL INVESTMENT LIMITED

      Barings serves as the Subadviser with respect to the Aston/Barings
International Fund. Barings is a subsidiary of Baring Asset Management Limited and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom.

      The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                       NUMBER OF
                                                                       ACCOUNTS         ASSETS
                                                                     MANAGED WITH    MANAGED WITH
                                           NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                           ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                            MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                           ---------  ------------   ------------    ------------
DAVID BERTOCCHI
Registered Investment Companies                0              N/A         0              N/A
Other Pooled Investment Vehicles               5       $    414.5         0              N/A
Other Accounts                                17       $  1,221.5         0              N/A

      Compensation. The portfolio manager receives a base salary, an annual bonus and an equity-based long-term incentive award. The compensation structure emphasizes successful firm outcomes and is oriented to make client results more important than title or length of tenure in determining total compensation.
Analysis of the one and three year investment performance against the client's benchmark (MSCI EAFE Index) determines at least 2/3 of the annual bonus, with the 3-year performance accounting for approximately 70% of that amount and the
1-year performance accounting for approximately 30% of that amount. The remainder of the annual bonus is determined by a subjective assessment of the portfolio manger's investment insights and client service. The equity-based long-term incentive award is calculated by a formula linked to firm revenues, profits, and assets under management.

      Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the

                                       91

Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the
Fund.

      It is possible that an investment opportunity may be suitable for both the
Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be a limited opportunity to sell an investment held by the Fund and another account. Barings has procedures designed to ensure fair treatment of clients in the allocation of trades. Barings has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

      CARDINAL CAPITAL MANAGEMENT, L.L.C.

      Cardinal serves as the Subadviser with respect to the Aston/Cardinal Mid
Cap Value Fund. Cardinal is owned by senior investment professionals and controlled by Amy K. Minella. Cardinal is located at One Greenwich Office Park,
Greenwich, Connecticut 06831.

      The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                      NUMBER OF
                                                                      ACCOUNTS         ASSETS
                                                                    MANAGED WITH    MANAGED WITH
                                          NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                          ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                           MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                          --------   ------------   ------------    ------------
AMY K. MINELLA
Registered Investment Companies               1        $   76.4          0              N/A
Other Pooled Investment Vehicles              2        $   40.9          0              N/A
Other Accounts                               82        $  819.6          0              N/A

EUGENE FOX, III
Registered Investment Companies               1        $   76.4          0              N/A
Other Pooled Investment Vehicles              2        $   40.9          0              N/A
Other Accounts                               82        $  819.6          0              N/A

ROBERT B. KIRKPATRICK
Registered Investment Companies               1        $   76.4          0              N/A
Other Pooled Investment Vehicles              2        $   40.9          0              N/A
Other Accounts                               82        $  819.6          0              N/A

      Compensation. The portfolio managers receive a base salary, an annual bonus and partnership distributions. The annual bonus is based on the net profits of the firm. Portfolio managers also participate in standard company benefits, including a 401(k) plan.

      Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the

                                       92

potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Cardinal has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

      SMART PORTFOLIOS, LLC

      Smart serves as the Subadviser to the Aston/Smart Portfolios Fund. Smart
was formed in April, 2002 as Asset Labs, LLC. The firm was registered as an investment adviser in 2004 as Star Investment Advisors, LLC and changed its name to Smart Portfolios LLC in 2005. The firm is wholly owned by Shield Holdings,
LLC. Shield Holdings, LLC is owned by Bryce James. Smart is located at 17865
Ballinger Way NE, Seattle, Washington 98155.

      The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                          NUMBER OF
                                                                          ACCOUNTS         ASSETS
                                                                        MANAGED WITH    MANAGED WITH
                                              NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                              ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                               MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                              ---------   -----------   ------------    ------------
BRYCE JAMES
Registered Investment Companies                    0         N/A               0            N/A
Other Pooled Investment Vehicles                   0         N/A               0            N/A
Other Accounts                                   108        $77.2            108           $77.2

SHAWN BIRD
Registered Investment Companies                    0         N/A               0            N/A
Other Pooled Investment Vehicles                   0         N/A               0            N/A
Other Accounts                                   108        $77.2            108           $77.2

JOHN ROSENTHAL
Registered Investment Companies                    0         N/A               0            N/A
Other Pooled Investment Vehicles                   0         N/A               0            N/A
Other Accounts                                   108        $77.2            108           $77.2

      Compensation. The portfolio managers receive an annual base salary, discretionary bonus and a stock award incentive plan. A portfolio manager's annual base salary is based on Smart's evaluation of the market for such portfolio manager's service to the company and the amount of that portfolio manager's responsibility. A portfolio manager's discretionary bonus is determined by the president and majority owner of Smart and is primarily based on the achievement or advancement of the company's objectives and the efforts of that portfolio manager deemed to be above normal job responsibilities or higher than that normally expected of that portfolio manager. The discretionary bonus may be in the form of cash, deferred profit interests or company shares. Each portfolio manager also receives stock award incentives that are vested evenly over a period of years and redeemable at termination of employment. The stock award incentives are determined at the time of hiring and based on a portfolio manager's level of responsibility. Additionally, a portfolio manager may receive a bonus on new business generated. Mr. James also has an equity stake in Shield
Holdings, LLC and Smart, thus he will benefit from increases in Smart's income

      Material Conflicts of Interest. Securities positions between the Fund and the Subadviser's large cap growth equity strategy will overlap by approximately
50%. In addition, all separately managed account portfolios managed in the enhanced equity income strategy will hold the same positions as the

                                       93

Fund. The Subadviser encounters similar conflicts within and among its other strategies and the separately managed accounts in those strategies. Therefore, the Subadviser employs a trading rotation system for executing orders which is designed to equitably distribute purchase and sale opportunities among the
Subadviser's clients.

      MB INVESTMENT PARTNERS, INC.

      MB Investment Partners, Inc. serves as the Subadviser to the Aston/MB
Enhanced Equity Income Fund. MB is solely owned by MB Investment Partners and
Associates, LLC. MB is located at 825 Third Avenue, 31st Floor, New York, New
York 10022.

      The table below shows other accounts for which the portfolio managers of the Fund are jointly

      and primarily responsible for the day-to-day portfolio management as of
October 31, 2008.

                                                                        NUMBER OF
                                                                        ACCOUNTS         ASSETS
                                                                      MANAGED WITH    MANAGED WITH
                                            NUMBER OF  TOTAL ASSETS   ADVISORY FEE    ADVISORY FEE
                                            ACCOUNTS    MANAGED (IN     BASED ON        BASED ON
                                             MANAGED     MILLIONS)     PERFORMANCE     PERFORMANCE
                                            ---------   -----------   ------------    ------------
RONALD A. ALTMAN
Registered Investment Companies                 0          N/A             0              N/A
Other Pooled Investment Vehicles                0          N/A             0              N/A
Other Accounts                                 19        $10.46            0              N/A
PAUL F. PFEIFFER
Registered Investment Companies                 0          N/A             0              N/A
Other Pooled Investment Vehicles                0          N/A             0              N/A
Other Accounts                                 67        $124.77           0              N/A

      Compensation. Portfolio manager compensation includes a base salary, performance bonus and benefits package. Base salaries and bonuses are determined by MB's compensation committee. Each portfolio manager's compensation is based on contributions to the firm with the profitability of MB determining the aggregate amount available for bonuses. Each portfolio manager is also a member of MB Investment Partners and Associates, LLC and receives a portion of his bonus compensation through share ownership in that entity.

      Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment

      objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. MB has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

                                       94

      NEW CENTURY CAPITAL MANAGEMENT, LLC

      New Century serves as the Subadviser to Aston/New Century Absolute Return
ETF Fund. New Century is wholly owned and controlled by Jim R. Porter. New
Century is located at 36 South Washington Street, Hinsdale, Illinois 60521.

      The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2008.

                                                              NUMBER OF
                                                              ACCOUNTS       ASSETS
                                                            MANAGED WITH  MANAGED WITH
                                   NUMBER OF  TOTAL ASSETS  ADVISORY FEE  ADVISORY FEE
                                   ACCOUNTS    MANAGED (IN    BASED ON      BASED ON
                                    MANAGED     MILLIONS)    PERFORMANCE   PERFORMANCE
                                   ---------  ------------  ------------  ------------
JIM R. PORTER
Registered Investment Companies.       0             N/A         0              N/A
Other Pooled Investment Vehicles       1        $    2.7         1          $   2.7
Other Accounts                        32        $   19.8         4          $   1.9

      Compensation. The portfolio manager receives a fixed annual salary and bonus opportunities that are based on the overall performance of New Century.
The portfolio manager also has an equity stake in New Century, thus benefits from increases in the net income of New Century.

      Material Conflicts of Interest. The portfolio manager may manage account for multiple clients. The portfolio manager makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in the portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the portfolio manager within the same investment discipline, however, the Subadviser may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account.
Accordingly, the performance of each account managed by a portfolio manager will vary.

      The Subadviser had adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

      Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio manager(s) as of October 31, 2008.

                                       95

                                                                             DOLLAR RANGE OF
                  FUND                           PORTFOLIO MANAGER      SECURITIES IN THE FUND
--------------------------------------------   ----------------------   -----------------------
Aston/Montag & Caldwell Growth Fund               Ronald Canakaris             Over $1,000,000

Aston/Veredus Select Growth Fund                  B. Anthony Weber      $     100,001-$500,000
                                                 Charles F. Mercer,     $     100,001-$500,000
                                               Jr. Michael E. Johnson   $                    0

Aston Growth Fund                                 Ronald Canakaris      $                    0
Aston/Optimum Large Cap Opportunity Fund          Andrew J. Goodwin     $      50,001-$100,000
                                                Keith F. Pinsoneault    $      50,001-$100,000

Aston Value Fund                                   Steve Gorham         $                    0
                                                 Nevin P. Chitkara      $                    0
                                                  Brooks A. Taylor      $                    0
                                                  Jonathan W. Sage      $                    0

Aston/TAMRO All Cap Fund                           Philip Tasho         $   500,001-$1,000,000
Aston/River Road Dividend All Cap Value Fund     James C. Shircliff     $      100,001-500,000
                                                    Henry Sanders       $      100,001-500,000
                                                  Thomas S. Forsha      $        10,001-50,000

Aston/Optimum Mid Cap Fund                         Thyra Zerhusen              Over $1,000,000
                                                    Marie Lorden        $            1-$10,000
                                                    Mary Pierson        $            1-$10,000

Aston/Montag & Caldwell Mid Cap Growth Fund       M. Scott Thompson     $     100,001-$500,000
                                                   Andrew W. Jung       $       10,001-$50,000

Aston/Cardinal Mid Cap Value Fund                  Amy K. Minella       $   500,001-$1,000,000
                                                  Eugene Fox, III       $                    0
                                               Robert B. Kirkpatrick    $                    0

Aston/River Road Small-Mid Cap Fund             James. C. Shircliff     $      100,001-500,000
                                                   R. Andrew Beck       $                    0
                                                    Henry Sanders           4 $100,001-500,000

Aston/Veredus Aggressive Growth Fund              B. Anthony Weber      $     100,001-$500,000
                                               Charles F. Mercer, Jr.   $     100,001-$500,000
                                                 Michael E. Johnson     $     100,001-$500,000

Aston/TAMRO Small Cap Fund                          Philip Tasho        $     100,001-$500,000
Aston/River Road Small Cap Value Fund            James C. Shircliff     $      100,001-500,000
                                                   Henry Sanders        $      100,001-500,000
                                                  R. Andrew Beck        $                    0

Aston/Barings International Fund                  David Bertocchi       $                    0
Aston/Neptune International Fund                   Robin Geffen         $                    0
Aston/Fortis Global Real Estate Fund              Joseph Pavnica        $                    0
                                                 Menno Sloterdijk       $                    0
                                                   Matthew Hoult        $                    0

Aston/Smart Portfolios Fund                         Bryce James         $                    0
                                                    Shawn Bird          $                    0
                                                  John Rosenthal        $                    0

Aston/New Century Absolute Return ETF Fund        Jim R. Porter         $      50,001-$100,000
Aston/MB Enhanced Equity Income Fund             Ronald A. Altman       $      100,001-500,000

                                                 Paul F. Pfeiffer       $                    0
Aston/Fortis Real Estate Fund                     Joseph Pavnica        $                    0
                                                  James Hardman

Aston/Montag & Caldwell Balanced Fund             Ronald Canakaris      $                    0
Aston Balanced Fund                               Ronald Canakaris      $                    0
                                                Tere Alvarez Canida     $                    0
                                                  Alan M. Habacht       $                    0
                                                 William J. Canida      $                    0

Aston/TCH Fixed Income Fund                     Tere Alvarez Canida     $                    0
                                                  Alan M. Habacht       $                    0
                                                 William J. Canida      $                    0

                                       96

For the fiscal years ended October 31, 2008 and October 31, 2007, Aston Funds paid the following sub-advisory fees to each Fund's Subadviser:

                                                        NET                NET
                    FUND                          FEES PAID-2008     FEES PAID-2007
-----------------------------------------------   ---------------   ---------------
Aston/Montag & Caldwell Growth Fund(1)             $   5,758,690      $   5,602,788
Aston/Veredus Select Growth Fund(1)                      337,094            101,192
Aston Growth Fund(1)                                     862,496          1,714,803
Aston/Optimum Large Cap Opportunity Fund(2)                    -*                 -*
Aston Value Fund                                       1,075,063          1,254,831
Aston/TAMRO All Cap Fund(1)                                    -*            10,391
Aston/River Road Dividend All Cap Value Fund(1)          140,896             76,229
Aston/Optimum Mid Cap Fund                             2,051,888          1,732,371
Aston/Montag & Caldwell Mid Cap Growth Fund(3)                 -*               N/A
Aston/Cardinal Mid Cap Value Fund(3)                           -*               N/A
Aston/River Road Small-Mid Cap Fund(4)                   365,484                  -*
Aston/Veredus Aggressive Growth Fund(1)                  598,914          1,179,484
Aston/TAMRO Small Cap Fund(1)                          1,464,391          1,263,758
Aston/River Road Small Cap Value Fund(1)               1,213,390          1,288,151
Aston/Barings International Fund(3)                            -*               N/A
Aston/Neptune International Fund(5)                            -*                 -*
Aston/Fortis Global Real Estate Fund(5)                   17,977              3,788
Aston/Smart Portfolios Fund(6)                                 -*               N/A
Aston/New Century Absolute Return ETF Fund(7)                  -*               N/A
Aston/MB Enhanced Equity Income Fund(8)                        -*               N/A
Aston/Fortis Real Estate Fund(1)                         193,396            435,211
Aston/Montag & Caldwell Balanced Fund(1)                  32,041             23,547
Aston Balanced Fund (Equity Portion)(9)                   39,954             51,119
Aston Balanced Fund (Fixed Income Portion)(1)             21,839             31,096
Aston/TCH Fixed Income Fund(1)                            15,984             66,810

----------
*     The calculation of the sub-advisory fee for each Fund is based upon the formula described on pages 75-76. The formula resulted in a negative amount and therefore no sub-advisory fee was payable for the fiscal year.

(1)   Prior to December 1, 2006, each subadviser served as the investment adviser to the Fund. With respect to FIM, its predecessor served as investment advisor to the Fund.

(2)   Aston/Optimum Large Cap Opportunity Fund commenced operations on December
      28, 2006.

(3)   Aston/Barings International Fund, Aston/Cardinal Mid Cap Value Fund and
      Aston/Montag & Caldwell Mid Cap Growth Fund commenced operations on
      November 2, 2007.

(4)   Aston/River Road Small-Mid Cap Fund commenced operations on March 28,
      2007.

(5)   Aston/Fortis Global Real Estate Fund and Aston/Neptune International Fund
      commenced operations on August 3, 2007 and August 6, 2007, respectively.

(6)   Aston/Smart Portfolios Fund commenced operations on January 10, 2008.

(7)   Aston/New Century Absolute Return ETF Fund commenced operations on March
      14, 2008.

(8)   Aston/MB Enhanced Equity Income Fund commenced operations on January 15,
      2008.

(9)   On January 1, 2008, Montag & Caldwell became the subadviser for the equity portion of the Fund. Amounts prior to that time were paid to a previous subadviser.

      Prior to November 30, 2006, only the Aston Value Fund and the
Aston/Optimum Mid Cap Fund employed a Subadviser. The Sub-Investment Advisory fees earned and waived by the Subadvisers for these Funds for the fiscal year ended October 31, 2006 as well as fees waived or expenses reimbursed, are set forth below.

                                       97

    For the fiscal year ended October 31, 2006 AAAM paid MFS the following
Sub-Investment Advisory fees:

                                      2006
                             ---------------------
                                  NET        FEES
      FUND                     FEES PAID    WAIVED
----------------             ------------   ------
Aston Value Fund              $1,244,748      $--

      For the fiscal year ended and October 31, 2006 AAAM paid Optimum the following Sub-Investment Advisory fees:

                                       2006
                             ---------------------
                                  NET        FEES
      FUND                     FEES PAID    WAIVED
----------------             ------------   ------
Aston/Optimum Mid Cap Fund    $1,570,050      $--

THE ADMINISTRATOR

      On November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"),
the Trust and the Board of Trustees assigned the Administration Agreement between the Aston Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the Aston Funds.

      Under the Administration Agreement between Aston and the Funds, the
Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Funds, (2)
coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7)
preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

      As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the
Trust. The Administrator also receives custody liaison fees as set forth in the table below.

      ADMINISTRATION FEES

      The fee schedule to the Administration Agreement is as follows:

                        AVERAGE DAILY NET ASSETS (AGGREGATE FUND
PERCENTAGE                              COMPLEX)
---------------------   ----------------------------------------
0.0490%                           Up to $7.4 billion
0.0465%                            Over $7.4 billion

      The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

      The following are the total fees paid to the Administrator by each Fund for the fiscal years ended October 31, 2008, October 31, 2007 and October 31,
2006:

                                                 ADMINISTRATIVE      ADMINISTRATIVE     ADMINISTRATIVE
                                                    FEES FYE        FEES FYE OCTOBER   FEES FYE OCTOBER
                   FUND                         OCTOBER 31, 2008       31, 2007(1)        31, 2006(1)
---------------------------------------------   ----------------   -----------------   ----------------
Aston/Montag & Caldwell Growth Fund                $   938,030        $    989,541      $  1,198,337
Aston/Veredus Select Growth Fund                        61,708              34,717            27,860
Aston Growth Fund                                      168,554             341,662           548,612
Aston/Optimum Large Cap Opportunity Fund(2)             22,721              17,802               N/A
Aston Value Fund                                       182,270             215,521           178,334
Aston/TAMRO All Cap Fund                                22,007              22,223            24,574
Aston/River Road Dividend All Cap Value Fund            39,300              32,769            20,248
Aston/Optimum Mid Cap Fund                             478,563             422,630           345,396
Aston/Montag & Caldwell Mid Cap Growth(3)               16,243                 N/A               N/A
Aston/Cardinal Mid Cap Value Fund(3)                    15,582                 N/A               N/A
Aston/River Road Small-Mid Cap Fund(4)                  57,961              12,483               N/A
Aston/Veredus Aggressive Growth Fund                    85,281             164,990           355,134
Aston/TAMRO Small Cap Fund                             206,070             189,587           108,629
Aston/River Road Small Cap Value Fund                  162,340             175,794            38,910
Aston/Barings International Fund(3)                     34,928                 N/A               N/A
Aston/Neptune International Fund(5)                     25,764               5,845               N/A
Aston/Fortis Global Real Estate Fund(5)                 40,318               8,334               N/A
Aston/Smart Portfolios Fund(6)                          12,639                 N/A               N/A
Aston/New Century Absolute Return ETF Fund(7)           11,763                 N/A               N/A
Aston/MB Enhanced Equity Income Fund(8)                 18,075                 N/A               N/A
Aston/Fortis Real Estate Fund                           48,565              75,562            68,247
Aston/Montag & Caldwell Balanced Fund                   27,036              27,743            42,670
Aston Balanced Fund                                     50,392              44,679            70,737
Aston/TCH Fixed Income Fund                             66,438              73,440           108,809
Aston/Fortis Investor Money Market Fund                 31,005              43,153            63,421
Fortis Government Money Market Fund                    202,607             247,813           260,559
Fortis Tax-Exempt Money Market Fund                    151,931             161,682           164,662
Fortis Treasury Money Market Fund                      120,638              65,035            98,929
Fortis Institutional Prime Money Market Fund           992,358           1,198,169         1,226,535

----------
(1)   Prior to November 30, 2006, AAIFS served as the Administrator to the
      Funds.

(2)   Aston/Optimum Large Cap Opportunity Fund commenced operations on December
      28, 2006.

(3)   Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value
      Fund and Aston/Barings International Fund commenced operations on November
      2, 2007.

(4)   Aston/River Road Small-Mid Cap Fund commenced operations on March 28,
      2007.

(5)   Aston/Fortis Global Real Estate Fund and Aston/Neptune International Fund
      commenced operations on August 3, 2007 and August 6, 2007, respectively.

(6)   Aston/Smart Portfolios Fund commenced operations on January 10, 2008.

(7)   Aston/New Century Absolute Return ETF Fund commenced operations on March
      14, 2008.

(8)   Aston/MB Enhanced Equity Income Fund commenced operations on January 15,
      2008.

                                       99

THE SUBADMINISTRATOR

      PNC Global Investment Servicing (U.S.) Inc. ("PNC" or the
"Subadministrator"), 4400 Computer Drive, Westborough, Massachusetts 01581,
provides certain administrative services for the Funds and Aston pursuant to a
Subadministration and Accounting Services Agreement ("Subadministration
Agreement") between Aston and PFPC. On November 30, 2006, the Subadministration
Agreement was assigned to Aston from AAIFS, the former administrator to the
Funds.

      As Subadministrator, PNC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Subadministration Agreement with the Administrator.

SUBADMINISTRATION FEES

      The Subadministrator receives an administration fee payable monthly of
0.022% of the Fund complex average daily net assets of all series of the Trust.
The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE UNDERWRITER

      PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of
Prussia, PA 19406, and the Trust are parties to a distribution agreement dated
September 27, 2001, as amended (the "Distribution Agreement") under which the
Distributor serves as statutory underwriter and facilitates the registration and distribution shares of each series of the Trust on a continuous basis.

      After the initial one-year term the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940
Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This
Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

      The Board of Trustees of the Trust has adopted Plans of Distribution (the
"Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N,
Class R and Class S shares of each Fund, as applicable, with the exception of
Aston/Fortis Investor Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for
Class N and S shares and 0.50% of a Fund's average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the
Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

                                      100

      Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the
Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940
Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's
Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the
Trustees of the Trust and of the Disinterested Trustees.

      To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.

                                      101

      Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2008, are set forth below.

                                                                  12B-1 PLAN EXPENSES
                                                 -----------------------------------------------------
                                                                           COMPENSATION   COMPENSATION
                                                            DISTRIBUTION    TO BROKER       TO SALES
         FUND -- CLASS N SHARES                  PRINTING     SERVICES        DEALERS       PERSONNEL
----------------------------------------------   --------   ------------   ------------   ------------
Aston/Montag & Caldwell Growth Fund              $  1,472    $  22,155     $  1,626,446        $0
Aston/Veredus Select Growth Fund                      100        1,592          111,821         0
Aston Growth Fund                                   1,889        5,912          223,511         0
Aston/Optimum Large Cap Opportunity Fund               53          830           34,811         0
Aston Value Fund                                        5        2,537          144,205         0
Aston/TAMRO All Cap Fund                              229          609           13,570         0
Aston/River Road Dividend All Cap Value Fund          681          989           99,272         0
Aston/Optimum Mid Cap Fund                          1,436       22,049        1,762,833         0
Aston/Montag & Caldwell Mid Cap Growth Fund(1)          1           56              796         0
Aston/Cardinal Mid Cap Value Fund(1)                    0           28              331         0
Aston/River Road Small-Mid Cap Fund                     2          267           15,366         0
Aston/Veredus Aggressive Growth Fund                1,405        3,977          148,424         0
Aston/TAMRO Small Cap Fund                              8        4,831          460,246         0
Aston/River Road Small Cap Value Fund                   9        4,734          434,244         0
Aston/Neptune International Fund                        0            3                0         0
Aston/Fortis Global Real Estate Fund                  315          818              391         0
Aston/Smart Portfolios Fund(2)                          1           50            4,609         0
Aston/New Century Absolute Return ETF Fund(3)           1           56            6,503         0
Aston/MB Enhanced Equity Income Fund(4)                 3          187            6,271         0
Aston/Fortis Real Estate Fund                         176        1,093           45,254         0
Aston/Montag & Caldwell Balanced Fund                 308          767           11,475         0
Aston Balanced Fund                                   469        1,348           42,839         0
Aston/TCH Fixed Income Fund                           897        2,384           72,227         0

----------
(1)   Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/Cardinal Mid Cap
      Value Fund commenced operations on November 2, 2007.

(2)   Aston/Smart Portfolios Fund commenced operations on January 10, 2008.

(3)   Aston/New Century Absolute Return ETF Fund commenced operations on March
      14, 2008.

(4)   Aston/MB Enhanced Equity Income Fund commenced operations on January 15,
      2008.

                                      102

                                                              SERVICE
          FUND -- CLASS N SHARES                 MARKETING   PROVIDERS      TOTAL
----------------------------------------------   ---------   ---------   -----------
Aston/Montag & Caldwell Growth Fund              $ 166,339    $  0       $ 1,816,413
Aston/Veredus Select Growth Fund                    13,638       0           127,152
Aston Growth Fund                                   46,947       0           278,259
Aston/Optimum Large Cap Opportunity Fund             4,909       0            40,604
Aston Value Fund                                    14,262       0           161,008
Aston/TAMRO All Cap Fund                             7,752       0            22,160
Aston/River Road Dividend All Cap Value Fund        10,057       0           110,999
Aston/Optimum Mid Cap Fund                         135,708       0         1,922,026
Aston/Montag & Caldwell Mid Cap Growth Fund(1)       1,232       0             2,084
Aston/Cardinal Mid Cap Value Fund(1)                   909       0             1,269
Aston/River Road Small-Mid Cap Fund                  2,495       0            18,129
Aston/Veredus Aggressive Growth Fund                36,258       0           190,064
Aston/TAMRO Small Cap Fund                          35,984       0           501,070
Aston/River Road Small Cap Value Fund               31,386       0           470,374
Aston/Neptune International Fund                        33       0                36
Aston/Fortis Global Real Estate Fund                10,194       0            11,717
Aston/Smart Portfolios Fund(2)                       1,904       0             6,564
Aston/New Century Absolute Return ETF Fund(3)        1,888       0             8,448
Aston/MB Enhanced Equity Income Fund(4)              8,493       0            14,954
Aston/Fortis Real Estate Fund                        6,300       0            52,823
Aston/Montag & Caldwell Balanced Fund               11,166       0            23,716
Aston Balanced Fund                                 13,822       0            58,477
Aston/TCH Fixed Income Fund                         28,716       0           104,223

----------
(1)   Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/Cardinal Mid Cap
      Value Fund commenced operations on November 2, 2007.

(2)   Aston/Smart Portfolios Fund commenced operations on January 10, 2008.

(3)   Aston/New Century Absolute Return ETF Fund commenced operations on March
      14, 2008.

(4)   Aston/MB Enhanced Equity Income Fund commenced operations on January 15,
      2008.

                                                       12B-1 PLAN EXPENSES
                                      -----------------------------------------------------
                                                                COMPENSATION   COMPENSATION
                                                 DISTRIBUTION    TO BROKER       TO SALES
      FUND -- CLASS R SHARES          PRINTING     SERVICES       DEALERS       PERSONNEL
-----------------------------------   --------   ------------   ------------   ------------
Aston/Montag & Caldwell Growth Fund     $  0        $410           $13,163        $  0
Aston Growth Fund                       $  0        $ 75           $ 2,707        $  0

                                                   SERVICE
      FUND -- CLASS R SHARES          MARKETING   PROVIDERS    TOTAL
-----------------------------------   ---------   ---------   -------
Aston/Montag & Caldwell Growth Fund    $  794       $  0      $14,368
Aston Growth Fund                         215          0        2,997

                                                       12B-1 PLAN EXPENSES
                                      -----------------------------------------------------
                                                                COMPENSATION   COMPENSATION
                                                 DISTRIBUTION    TO BROKER       TO SALES
      FUND -- CLASS S SHARES          PRINTING     SERVICES       DEALERS       PERSONNEL
-----------------------------------   --------   ------------   ------------   ------------
Fortis Government Money Market Fund    $   0       $    475       $ 192,946        $0
Fortis Tax-Exempt Money Market Fund      123          1,219         167,020         0
Fortis Treasury Money Market Fund         82            666          76,787         0

                                      103

                                                   SERVICE
       FUND -- CLASS S SHARES         MARKETING   PROVIDERS     TOTAL
-----------------------------------   ---------   ---------   --------
Fortis Government Money Market Fund    $  748       $  0      $194,169
Fortis Tax-Exempt Money Market Fund     1,288          0       169,650
Fortis Treasury Money Market Fund         952          0        78,487

      SHAREHOLDER SERVICING PLAN

      The Trust has adopted a shareholder servicing plan for the Class S and
Class YS Shares of each Fund, as applicable (the "Shareholder Servicing Plan").
Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

      The Funds paid shareholder servicing fees in the following amounts for the fiscal years ended October 31, 2006, October 31, 2007 and October 31, 2008.

                       Fiscal Year Ending October 31, 2008

                 FUND                           NET FEES
--------------------------------------------   ---------
Fortis Government Money Market Fund            $  42,784
                                               =========
Fortis Tax-Exempt Money Market Fund                   --
Fortis Treasury Money Market Fund                     --
Fortis Institutional Prime Money Market Fund      21,106
                                               =========

                       Fiscal Year Ending October 31, 2007

                 FUND                           NET FEES
--------------------------------------------   ---------
Fortis Government Money Market Fund            $  43,275
Fortis Tax-Exempt Money Market Fund                   --
Fortis Money Market Fund                              --
Fortis Institutional Prime Money Market Fund      33,554

                       Fiscal Year Ending October 31, 2006

                 FUND                           NET FEES
--------------------------------------------   ---------
Fortis Government Money Market Fund            $  32,618
Fortis Tax-Exempt Money Market Fund                   --
Fortis Treasury Money Market Fund                     --
Fortis Institutional Prime Money Market Fund      79,393

      It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A
Fund may also pay $20 fee per account for underlying omnibus accounts when such
Fund pays no other fee to the third-party service provider.

                                      104

REDEMPTION FEES

      The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

      In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii)
return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

      In addition to the circumstances noted in the preceding paragraph, the
Funds' administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund and in accordance with the Funds' policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN

      PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

      PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive,
Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago,
Illinois, 60601, serves as counsel to the Trust.

      Mayer, Brown, LLP, with offices at 71 South Wacker Drive, Chicago,
Illinois 60606, serves as counsel to the Independent Trustees.

      Ernst & Young, with offices at Sears Tower, 233 South Wacker Drive,
Chicago, IL, is the Trust's independent registered public accounting firm for each Fund, except for the Fortis Money Market Funds. KPMG LLP is the registered independent public accounting firm for the Fortis Money Market Funds with offices at 303 East Wacker Drive, Chicago, IL.

                                      105

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      The Subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of their portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Subadvisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

      The Subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a
broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a
Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term "research services"
may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

      It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

      The Subadvisers effect portfolio transactions for other investment companies and advisory accounts. The Subadvisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

                                      106

    Amounts spent on behalf of each Fund for brokerage commissions during the fiscal years ended October 31, 2008, October 31, 2007 and October 31, 2006 are
set forth below.

                                                   BROKERAGE          BROKERAGE        BROKERAGE
                                                COMMISSIONS FYE   COMMISSIONS FYE    COMMISSIONS FYE
                   FUND                        OCTOBER 31, 2008   OCTOBER 31, 2007   OCTOBER 31, 2006
--------------------------------------------   ----------------   ----------------   ----------------
Aston/Montag & Caldwell Growth                   $  1,559,339        $ 1,829,168        $2,939,198
   Aston/Veredus Select Growth                        549,107            177,515           152,593
   Aston Growth                                       709,874          1,232,196         1,359,497
   Aston/Optimum Large Cap Opportunity(1)              40,987             46,610               N/A
   Aston Value                                        241,728            148,680           139,828
   Aston/TAMRO All Cap                                 17,628             13,509            22,983
   Aston/River Road Dividend All Cap Value             64,797             60,699            18,339
   Aston/Optimum Mid Cap                              482,024            433,382           453,968
   Aston/Montag & Caldwell Mid Cap Growth(2)            1,184                N/A               N/A
   Aston/Cardinal Mid Cap Value(2)                      2,822                N/A               N/A
   Aston/River Road Small-Mid Cap(3)                  173,215             18,656               N/A
   Aston/Veredus Aggressive Growth                    664,358          1,673,767         2,985,099
   Aston/TAMRO Small Cap                              871,683            700,129           418,844
   Aston/River Road Small Cap Value                   615,112            793,907           238,719
   Aston/Barings International(2)                      20,225                N/A               N/A
   Aston/Neptune International(4)                      11,151              1,558               N/A
   Aston/Fortis Global Real Estate(4)                  40,336             28,972               N/A
   Aston/Smart Portfolios(5)                            8,283                N/A               N/A
   Aston/New Century Absolute Return ETF(6)            10,178                N/A               N/A
   Aston/MB Enhanced Equity Income(7)                  22,118                N/A               N/A
   Aston/Fortis Real Estate                           111,295            191,045           194,469
   Aston/Montag & Caldwell Balanced                    10,731             16,722            37,030
   Aston Balanced                                      39,709             38,327           139,805
   Aston/TCH Fixed Income                                 N/A                N/A               N/A
   Fortis Investor Money Market                           N/A                N/A               N/A
   Fortis Government Money Market                         N/A                N/A               N/A
   Fortis Tax-Exempt Money Market                         N/A                N/A               N/A
   Fortis Treasury Money Market                           N/A                N/A               N/A
   Fortis Institutional Prime Money Market                N/A                N/A               N/A

----------
(1)   Aston/Optimum Large Cap Opportunity Fund commenced operations on December
      28, 2006.

(2)   Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value
      Fund and Aston/Barings International Fund commenced operations on November
      2, 2007.

(3)   Aston/River Road Small-Mid Cap Fund commenced operations on March 28,
      2007.

(4)   Aston/Fortis Global Real Estate Fund and Aston/Neptune International Fund
      commenced operations on August 3, 2007 and August 6, 2007, respectively.

(5)   Aston/Smart Portfolios Fund commenced operations on January 10, 2008.

(6)   Aston/New Century Absolute Return ETF Fund commenced operations on March
      14, 2008.

(7)   Aston/MB Enhanced Equity Income Fund commenced operations on January 15,
      2008.

      The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser and Subadvisers are brokers in the Fortis International brokerage network. There were no brokerage commissions paid by the Funds to any affiliates of the Funds or the Adviser or the
Subadvisers during the fiscal years ended October 31, 2008, October 31, 2007 and
October 31, 2006.

                                      107

      As of October 31, 2008 the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, with the following market values:

                  FUND                           BROKER DEALER             MARKET VALUE
--------------------------------------------   -------------------------   ------------
Veredus Select Growth Fund                     JPMorgan Chase & Co.        $  3,382,500

Optimum Large Cap Opportunity Fund             Goldman Sachs & Co.              120,250

Value Fund                                     Goldman Sachs & Co.            4,932,100
                                               Bank of America                4,339,820
                                               JP Morgan Chase & Co.          2,479,125
                                               Merrill Lynch & Co., Inc.      1,079,763

TAMRO All Cap Fund                             JP Morgan Chase & Co.            268,620
                                               Bank of America                  212,575
                                               Goldman Sachs & Co.               94,350

River Road Dividend All Cap Value Fund         Bank of America                  493,672

MB Enhanced Equity Income Fund                 Citigroup                        354,900
                                               Bank of America                  193,360
                                               Merrill Lynch & Co., Inc.        111,540

Montag & Caldwell Balanced Fund                Citigroup                        256,469
                                               Bank of America                  242,137
                                               Goldman Sachs & Co.              231,295

Balanced Fund                                  Bear Stearns & Co.               202,235
                                               Goldman Sachs & Co.               92,792

TCH Fixed Income Fund                          Bear Stearns & Co.             1,213,412
                                               Citigroup                      1,136,998
                                               Merrill Lynch & Co., Inc.        667,253
                                               Goldman Sachs & Co.              494,888
                                               Bank of America                  227,430

Fortis Investor Money Market Fund              Bank of America               11,000,000
                                               Deutsche Bank                 11,000,000
                                               JP Morgan Chase & Co.          1,000,075

Fortis Government Money Market Fund            Bank of America              105,000,000
                                               JP Morgan Chase & Co.        100,000,000
                                               Deutsche Bank                 39,000,000

Fortis Treasury Money Market Fund              Bank of America               40,000,000
                                               Barclays Bank                 40,000,000
                                               Deutsche Bank                 40,000,000

Fortis Institutional Prime Money Market Fund   Bank of America               61,231,204
                                               Barclays Bank                 37,977,333

                                      108

The Investment Advisers and Subadvisers or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds
("Intermediaries") for various services out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments may be for 1) sales of shares, 2) for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and/or for sales of shares, 3) distribution including, but not limited to, access to a third party platform, fund offering list or other marketing programs and/or "shelf space" ("Additional Payments"). Additional payments for marketing programs include, but are not limited to, inclusion of a fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs granting access to the intermediary's sales force and obtaining other forms of marketing support. These Additional Payments made by the Investment Advisers or the Subadvisers or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an
Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing,"
may represent a premium over payments made by other fund families, and
Intermediary investment professionals may have an added incentive to sell or recommend a Fund or share class over others offered by competing fund families.
The revenue sharing payments may differ for each Fund within the Aston family of funds. In certain cases, the revenue sharing differs by Fund within the same intermediary. For several Funds, revenue sharing differs for the same Fund across certain intermediaries.

A number of factors are considered in determining whether to make Additional
Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Funds status on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Advisers or their affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER

      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Aston/Veredus
Aggressive Growth Fund, Aston/Veredus Select Growth Fund, Aston/TAMRO Small Cap
Fund, Aston/Smart Portfolios Fund, Aston/New Century Absolute Return ETF Fund
and Aston/Barings International Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of a Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain.

      The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus. The portfolio turnover rate for the Aston/Veredus Select Growth Fund varied significantly between fiscal year 2008 and fiscal year 2007 due to managing the
Fund's portfolio during periods of extremely high market volatility.

                                      109

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      Except for Aston/Neptune International Fund, Aston/New Century Absolute
Return ETF Fund and Aston/TAMRO Small Cap Fund, each Fund's portfolio holdings as of the end of each calendar month are generally posted on the Funds' Web site, www.astonfunds.com, on or about the twentieth day after the month-end.
Portfolio holdings for Aston/Neptune International Fund are made available quarterly upon the filing of annual and semi-annual shareholder reports and quarterly holding reports. Such filings are generally made within sixty (60)
days of each fiscal quarter. Portfolio holdings for Aston/New Century Absolute
Return ETF Fund and Aston/TAMRO Small Cap Fund are made available as of the end of each calendar quarter and are generally posted on the Funds' website on or about the twentieth day after the quarter-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

      The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Trust's custodian, pricing services, fund accountants,
Investment Adviser, Subadvisers, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information.
Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Funds have a legitimate business purpose to provide the information and the disclosure is in the Funds' best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of
the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the third parties (other than service providers) that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

     NAME          FREQUENCY              FUNDS              LAG TIME
----------------   ---------   ---------------------------   --------
TRACKING SERVICE
VESTEK              Monthly    Aston Growth Fund               None
                               Aston/Montag & Caldwell
                               Growth Fund
                               Aston/Optimum Mid Cap Fund
                               Aston/TAMRO Small Cap Fund
                               Aston/TAMRO All Cap Fund
                               Aston/Veredus Aggressive
                               Growth Fund
                               Aston Balanced Fund
                               Aston/Montag & Caldwell
                               Balanced Fund
                               Aston/TCH Fixed Income Fund

      Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance
Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

    Each Fund discloses its portfolio holdings to the extent required by law.

                                      110

                             DESCRIPTION OF SHARES

    The table below summarizes the class(es) of shares that each Fund offers.

                  FUND                         CLASS N   CLASS I   CLASS R   CLASS S   CLASS Y   CLASS YS
--------------------------------------------   -------   -------   -------   -------   -------   --------
Aston/Montag & Caldwell Growth Fund               -         -        -
Aston/Veredus Select Growth Fund                  -         -
Aston Growth Fund                                 -         -        -
Aston/Optimum Large Cap Opportunity Fund          -
Aston Value Fund                                  -         -
Aston/TAMRO All Cap Fund                          -
Aston/River Road Dividend All Cap Value Fund      -         -
Aston/Optimum Mid Cap Fund                        -         -
Aston/Montag & Caldwell Mid Cap Growth Fund       -
Aston/Cardinal Mid Cap Value Fund                 -
Aston/River Road Small-Mid Cap Fund               -         -
Aston/Veredus Aggressive Growth Fund              -         -
Aston/TAMRO Small Cap Fund                        -         -
Aston/River Road Small Cap Value Fund             -         -
Aston/Barings International Fund                            -
Aston/Neptune International Fund                  -         -
Aston/Fortis Global Real Estate Fund              -
Aston/Smart Portfolios Fund                       -
Aston/New Century Absolute Return ETF Fund        -
Aston/MB Enhanced Equity Income Fund              -
Aston/Fortis Real Estate Fund                     -         -
Aston/Montag & Caldwell Balanced Fund             -         -
Aston Balanced Fund                               -
Aston/TCH Fixed Income Fund                       -         -
Aston/Fortis Investor Money Market Fund           -
Fortis Government Money Market Fund                         -                   -
Fortis Tax-Exempt Money Market Fund                         -                   -
Fortis Treasury Money Market Fund                           -                   -
Fortis Institutional Prime Money Market Fund                                              -         -

      Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are six classes of shares issued by the Funds of the Trust. Class N, I, R, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge.
Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class R shares will be subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I,
Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class R, Class Y and Class YS shares is available by calling 800 992-8151.

                                      111

MINIMUM INITIAL INVESTMENTS

    The minimum initial investment for Class N, Class R and Class S shares is
$2,500 for each Fund, and the subsequent minimum investment is $50.

    The minimum initial investment for the Funds by Individual Retirement
Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/ Uniform
Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50.

                                               MINIMUM INITIAL
              CLASS I SHARES                     INVESTMENT
--------------------------------------------   ---------------
Montag & Caldwell Growth Fund                    $5 million
Aston Growth Fund                                $5 million
Aston/Veredus Select Growth Fund                 $2 million
Aston Value Fund                                 $2 million
Aston/River Road Dividend All Cap Value Fund     $1 million
Aston/Optimum Mid Cap Fund                       $2 million
Aston/River Road Small-Mid Cap Fund              $1 million
Aston/Veredus Aggressive Growth Fund             $2 million
Aston/TAMRO Small Cap Fund                       $2 million
Aston/River Road Small Cap Value Fund            $1 million
Aston/Fortis Real Estate Fund                    $2 million
Aston/Barings International Fund                 $1 million
Aston/Neptune International Fund                 $1 million
Montag & Caldwell Balanced Fund                  $1 million
Aston/TCH Fixed Income Fund                      $2 million
Fortis Government Money Market Fund              $1 million
Fortis Tax-Exempt Money Market Fund              $1 million
Fortis Treasury Money Market Fund                $1 million

                                               MINIMUM INITIAL
              CLASS Y SHARES                     INVESTMENT
--------------------------------------------   ---------------
Fortis Institutional Prime Money Market Fund     $5 million

                                               MINIMUM INITIAL
              CLASS YS SHARES                    INVESTMENT
--------------------------------------------   ---------------
Fortis Institutional Prime Money Market Fund     $5 million

      There is no minimum subsequent investment for Class I, Class Y and Class
YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees.
The minimum investment is waived for Trustees of the Trust and employees of the
Investment Adviser to the respective Fund, the Subadviser of each respective
Fund, the Fund's Administrator and their affiliates, as well as their spouses.
The Trust reserves the right to waive a Fund's minimum initial investment requirement for any reason. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums. Class I shares are intended for accounts with balances over the minimum initial investment.

                                      112

ANTI-MONEY LAUNDERING LAWS

      The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to
"freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

      Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds.
An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston
Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

      Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class R and Class S shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

      The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Trust Instrument provides that the Board of
Trustees will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Funds entitled to vote. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

      Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or
Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

                                      113

EXPENSES

      Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets.
Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' custodian, Administrator, Subadministrator and transfer agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares. New class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan
(including obtaining shareholder approval of such plan or any amendment thereto)
will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the
Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

      Notwithstanding the foregoing, the Investment Adviser, the Subadvisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

      The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically
4:00 p.m. Eastern time. In addition, Fortis Government Money Market Fund, Fortis
Tax-Exempt Money Market Fund, Fortis Treasury Money Market Fund and Fortis
Institutional Prime Money Market Fund also calculate net asset value each business day at 10:00 a.m. and 12:00 p.m. Eastern time for its Class S Shares and 10 a.m., 12 p.m. and 2 p.m. Eastern time for its Class I shares. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. The Money Market Funds also observe the following holidays:
Columbus Day and Veterans Day.

      The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities
(expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used.
Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of
Trustees.

                                      114

      Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.
Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

      Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation.
Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources.
Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Subadvisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

MONEY MARKET FUNDS

      The securities held in portfolios of the Fortis Money Market Funds, and the debt securities with maturities of sixty days or less held by the other
Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

      A Fortis Money Market Fund's use of amortized cost and the maintenance of such Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940
Act, provided that certain conditions are met. Rule 2a-7 also requires the Board of Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fortis Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the
Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Board of Trustees deems appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Board of Trustees is required to consider promptly what action, if any, should be initiated, and, if the Board of Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Board of Trustees is required to take such corrective action as it deems appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the
Board of Trustees has the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each Fund must annually distribute at least 90% of its investment company taxable income paid without regard to the deduction for dividends paid by the Fund.

                                      115

      In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market could exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

                               REDEMPTIONS-IN-KIND

      Larger redemptions may be detrimental to a Fund's existing shareholders.
While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a
"redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

                                    DIVIDENDS

      Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

                              FEDERAL INCOME TAXES

      The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

FUND TAXATION

      Each Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, a Fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii)
distribute at least 90% of its dividend, interest and certain other taxable income each year and 90% of its net tax-exempt income, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other

                                      116

securities of issuers which represent, with respect to each issuer, no more than
5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may limit the extent to which a Fund may invest in certain investments, including certain commodity ETFs.

      To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

      If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes.
Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

      A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value
(or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income
(instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

      A Fund's investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

      A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the
Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The
Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a
RIC, and minimize the imposition of federal income and excise taxes.

                                      117

      A Fund may invest to a limited degree in MLPs and ETFs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of a RIC's total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP or ETF in which a Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the MLP's or ETF's income regardless of whether the Fund receives any distribution from the MLP or ETF. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to a Fund from an MLP or ETF that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund's basis in its interest in the MLP or ETF. If a fund's basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.

      Aston/River Road Dividend All Cap Value Fund and Aston/Fortis Global Real
Estate Fund may invest to a limited degree in royalty and income trusts.
Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for
U.S. federal income tax purposes. The Fund intends to invest only in royalty and income trusts that are treated as corporations for U.S. federal income tax purposes.

      If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold)
without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a
Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

      If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

      Options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be "marked-to-market" (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain other options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by the Funds at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                                      118

      If a Fund receives an "excess distribution" with respect to the stock of a passive foreign investment company ("PFIC"), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50%
of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

      Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A
Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

      Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

      The Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under a notice issued by the IRS, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion")
will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related
REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.
In addition, if at any time during any taxable year a "disqualified organization" (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

                                      119

SHAREHOLDER TAXATION

      With respect to Funds other than the Tax-Exempt Fund (see discussion below), shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds.
Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income.
For taxable years beginning prior to January 1, 2011, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code
(generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Funds are not eligible for the dividends received deduction when distributed to the Funds'
shareholders.

      To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund's shareholders to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level),
(1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United
States) or (b) treated as a PFIC.

      If a Fund receives dividends from an ETF that qualifies as a RIC and the
ETF designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the ETF.

      Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of dividends and distribution it paid.

                                      120

      Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such a period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder's sale or exchange of the shares. In such case, the shareholder's tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

      When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder.
Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder's federal income tax liability and the shareholder may obtain a refund from the
IRS if withholding results in an overpayment of federal income tax for such year.

FOREIGN TAXATION

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser and Subadvisers intend to manage the
Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) for more than 15 days during the 31-day period beginning 15 days before the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules also generally apply at the Fund level; thus a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by a Fund, the source of the electing Fund's income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S.
sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a
Fund.

                                      121

      The use of a fund-of-funds structure could affect the amount, timing, and character of distributions from an ETF Fund, and, therefore, may increase the amount of taxes payable by shareholders. Because each ETF Fund will invest a large portion of its assets in shares of ETFs, its distributable income and gains will normally consist largely of distributions from the ETFs in which it invests ("underlying ETFs") and gains and losses on disposition of shares of the underlying ETFs. Generally, the character of the income or capital gains that an
ETF Fund receives from the underlying ETFs will pass through to the Fund's shareholders as long as the Fund and underlying ETF qualify as RICs. However, to the extent that an underlying ETF that qualifies as a RIC realizes net losses on its investments for a given taxable year, an ETF Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying ETFs in which it invests) until it disposes of shares of such underlying ETF. Moreover, even when an ETF Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, an ETF Fund will not be able to offset any capital losses from its dispositions of underlying ETF shares against its ordinary income (including distributions of any net short-term capital gains from an underlying ETF that qualifies as a RIC). As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that an ETF Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying ETFs, rather than investing in shares of the underlying ETFs. For similar reasons, the character of distributions from an ETF Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying ETFs.

      Depending on an ETF Fund's percentage ownership in an underlying ETF both before and after a redemption of the underlying ETF's shares, the Fund's redemption of shares of such underlying ETF that qualifies as a RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income
(although possibly eligeible for qualified dividend income treatment) on the full amount of the distribution instead of receiving capital gain on only the amount received in excess of the basis in the shares of the underlying ETF. This might be the case, for example, where an ETF Fund holds a significant interest in an underlying ETF and redeems only a small portion of such interest.

TAX-EXEMPT FUND

      Fortis Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of the Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from regular federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have federal alternative minimum tax consequences. Distributions of net investment income received by this Fund from taxable securities or from net short-term capital gains, if any, realized by the
Fund will be taxable to shareholders as ordinary income whether received in cash or additional shares of the Fund. Gains of the Tax-Exempt Fund that are attributable to market discount on certain municipal obligations are treated as ordinary income to the extent of the accrued market discount on those bonds.

                                      122

      Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fund is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of this Fund and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users")
of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds.
Moreover, some or all dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal tax on "passive investment income."

      Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of securities purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such securities to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

      Exempt interest dividends, as well as other distributions by the Fortis
Tax-Exempt Money Market Fund, and redemption proceeds paid to you may be subject to backup withholding, if you fail to provide the Fund with your taxpayer identification number and required tax certifications.

      Tax legislation may, from time to time, include provisions that may affect the supply of, and demand for, tax-exempt securities, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of tax law changes upon the tax-exempt market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions.

OTHER TAXES

      Dividends and distributions also may be subject to state and local taxes.
Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

      The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax
(or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S.
investor with respect to dividends attributable to "qualified short-term gain"
(i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S.
source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not designate such amounts.

                                      123

      Special rules apply to foreign persons who receive distributions from a
Fund that are attributable to gain from "United States real property interests"
("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a
"United States real property holding corporation." The Code defines a United
States real property holding corporation as any corporation whose USRPIs make up
50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 5%
of a class of such Fund's shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a
U.S. income tax return. To the extent a distribution to such a foreign shareholder is attributable directly or indirectly to gains from the sale or exchange of USRPIs recognized by a REIT in which the Fund invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. income tax filing obligations for the foreign shareholder.

                             PERFORMANCE INFORMATION

      From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

      From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

      The Funds' audited financial statements for the fiscal year ended October
31, 2008, including the report of KPMG LLP, the Fortis Money Market Funds'
independent registered public accounting firm, and Ernst & Young, the independent registered public accounting firm for each Fund other than the
Fortis Money Market Funds, are incorporated herein by reference to the Funds'
Annual Report as filed with the SEC. The Funds' Annual and Semi-Annual Reports are available upon request and without charge.

                                OTHER INFORMATION

      The prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's prospectuses. Certain portions of the
Registration Statement have been omitted from the prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                      124

                                   APPENDIX A

                            Commercial Paper Ratings

      A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

      "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong.
Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "C" -- Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by
Moody's for commercial paper:

      "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                      125

      "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

      "Not Prime" -- Issuers do not fall within any of the Prime rating categories.

      Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate;
however, near-term adverse changes could result in a reduction to non-investment grade.

      "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      "C" -- Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

      "D" -- Securities are in actual or imminent payment default.

                                      126

               Corporate and Municipal and Long Term Debt Ratings

      The following summarizes the ratings used by S&P for corporate and municipal debt:

      "AAA" -- An obligation rated "AAA" has the highest rating assigned by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB" -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B" -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC" -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC" -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

      "C" -- An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

      "D" -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      -- PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                      127

      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

      "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

      "A" -- Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba" -- Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B" -- Bonds generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa" -- Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca" -- Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C" -- Bonds are the lowest rated Class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

      The following summarizes long-term ratings used by Fitch:

      "AAA" -- Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      128

      "AA" -- Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      "A" -- Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      "BBB" -- Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

      "BB" -- Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

      "B" -- Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      "CCC," "CC" and "C" -- Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC"
ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

      "DDD," "DD" and "D" -- Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

      A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                                      129

      "SP-1" -- The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

      "SP-2" -- The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      "SP-3" -- The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc.
for short-term notes:

      "MIG-1"/ "VMIG-1" -- This designation denotes superior credit quality.
Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2"/ "VMIG-2" -- This designation denotes strong credit quality.
Margins of protection are ample although not so large as in the preceding group.

      "MIG-3"/ "VMIG-3" -- This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "SG" -- This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

      Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                      130

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

Aston Funds
Fortis Investment Management
USA, Inc.
Massachusetts Financial Services Company
Montag & Caldwell, Inc.
Neptune Investment Management Limited
Summary of Optimum Investment Advisors LP
River Road Asset Management, LLC
TAMRO Capital Partners LLC
Taplin, Canida & Habacht, LLC
Veredus Asset Management LLC
New Century Capital Management LLC
Smart Portfolios LLC
Baring Asset Management Group Companies
Cardinal Capital Management L.L.C.
MB Investment Partners, Inc.

                                      131

                                   ASTON FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES

      1. Definitions.

      "Sub-Adviser" shall mean ABN AMRO Asset Management, Inc., Montag &
Caldwell Inc., TAMRO Capital Partners, LLC, Veredus Asset Management LLC, River
Road Asset Management, LLC, MFS Institutional Advisors Inc., Optimum Investment
Advisors, LLC, Taplin, Canida & Habacht Inc., McDonnell Investment Management,
LLC, Neptune Investment Management Limited, Resolution Investment Services
Limited, Baring International Investment Limited, ClariVest Asset Management
LLC, Cardinal Capital Management L.L.C., and Strategic Global Advisors, LLC. The
term includes all sub-advisers to the Funds.

      "Sub-Advisers' PROXY VOTING POLICIES AND PROCEDURES" shall mean the Proxy
Voting Policies and Procedures of each Adviser, as amended from time to time.

      "Board" shall mean the Board of Trustees of Aston Funds.

      "Fund" shall mean a series of Aston Funds.

      "Fund Management" shall mean the Chairman of the Board of Trustees, Chief
Executive Officer or Chief Financial Officer of Aston Funds.

      "Trust" shall mean Aston Funds.

      2. Delegation Of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each
Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and
Procedures and such other information that the Board deems necessary.

      3. Limitations On The Advisers' Responsibilities.

      (i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

      (ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S.
securities). In accordance with the Sub-Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

      (iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

      (iv) Board Direction. Notwithstanding the foregoing delegation to the
Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a
Fund's proxies in a manner that is different from the guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

      4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the
Sub-Adviser shall monitor the delegate's compliance with these Proxy Voting
Policies and Procedures.

      5. Proxy VotinG Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable
Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc.
maintaining a Fund's proxy voting records or filings on Form N-PX.

      6. Conflicts Of Interest. Each Sub-Adviser shall follow the Conflict of
Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures:
the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable
Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund
Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

            (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser's Proxy Voting Policies and
Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the
Sub-Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

            (ii) Fund Management may disclose the potential conflict to the
Board and obtain the Board's consent before directing the Sub-Adviser to vote in the manner approved by the Board;

            (iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

            (iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

                                      132

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

      7. Approval Of Material Changes. Any material changes to the Trust's Proxy
Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser's Proxy Voting
Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

      8. Reports To The Board. At each quarterly meeting of the Board, each
Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

            (i) any issues arising under these Proxy Voting Policies and
Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

            (ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser's
Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers' experience under these Proxy Voting Policies and Procedures and each Sub-Adviser's Proxy
Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

    9. Maintenance Of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The
Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser
shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006
Amended: September 30, 2007

                                      133

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                                   [ ] FUND(S)

                          PROXY VOTING QUARTERLY REPORT

    I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [ ] Fund(s):

    1. During the quarter ended [ ] there have been no issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

    2. During the quarter ended [ ] there have been no proxy votes taken by
[Name of Adviser], on behalf of [ ] Fund(s), which were exceptions to [Name of
Adviser]'s Proxy Voting Policies and Procedures.

    3. During the quarter ended [ ] there have been no material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.

                                 ----------------------------------------------
                                 [         ]
                                 Compliance Officer

Dated:

                                      134

                     FORTIS INVESTMENT MANAGEMENT USA, INC.
                                  PROXY VOTING
                             POLICIES AND PROCEDURES

INTRODUCTION

In an ever-advancing integration process of international financial markets, international institutional investors increasingly regard it as their fiduciary duty to exercise the voting rights of their investments in line with good governance principles. Fortis Investments considers that proxy voting -- the exercise of voting rights -- is a built-in element of the investment process of an active asset manager.

This document forms the voting policy with guidelines on which the voting recommendations of internal and external parties involved are based. However, it should be mentioned that the current voting policy forms a dynamic set of guidelines that evolves is continuously updated and modified to adequately respond to market changes.

Following the start of the proxy voting process for European equities large caps held by Belgian and Luxembourg funds in February 2003, the client base for which proxy voting is done has been gradually broadened to funds in other jurisdictions and to some institutional mandates.

From 1 March 2005, the scope of proxy voting was extended to US, Asian and
European small cap securities held by European portfolios. With the existing coverage of US securities in US portfolios, Fortis Investments delivers worldwide proxy voting services for portfolios, funds as well as institutional mandates, under management. Besides, a process for Corporate and Social
Responsibility (CSR) reporting issues has been in place for European Equities large caps since the start of 2004.

STATEMENT OF PRINCIPLES

In general, Fortis Investments advises its clients to delegate the power to vote proxies to Fortis Investments aiming at enhancing shareholders interests in respect of the issues explained in this policy.

                                      135

Fortis Investments shall vote the proxies of its clients solely in the interest of its clients, and ultimately for the participants in the pension funds or shareholders of mutual funds, and for the exclusive purpose of providing benefits to them. Fortis Investments shall not subordinate the interests of its clients to unrelated objectives. Fortis Investments shall act with care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in like capacity and familiar with such matters would use.

Fortis Investments shall analyse each proxy, using the guidelines and procedures outlined below, subject to the requirement that all votes shall be cast solely in the interest of our clients. These guidelines cannot and do not purport to be exhaustive; the variety of issues appearing on proxy ballots precludes Fortis
Investments from fashioning a guideline for every potential circumstance.
Instead, these guidelines are intended to cover the most significant and frequent proxy issues that arise. As stated above, issues not covered by these guidelines shall be voted in the interests of the clients of Fortis Investments.

Transparency is one of the major pillars of Corporate Governance. Shareholders must be in a position to understand the strategic, accounting, and financial situation of the company and the corporate outlook in the business fields the company or group operates within. Companies are also expected to disclose evidence that their production, activities and, where applicable, research and development activities respect social and environmental standards.

The information should be accessible via different communication channels and should be adequate in its scope and depth. Its quality will help to guarantee maximum transparency between the Board of Directors and the shareholder.

In assessing the voting items and their effect on the company's long-term health particular notice is taken of the contents of the management report, the auditor's statement, and the accounts and, depending on the Board structure, the supervisory board report. Particular attention is paid to the following pieces of information, which are necessary to understand the state of the company and to assess the voting items with sufficient background:

      The situation of the company/group and its activity during the past financial year

      The foreseeable evolution of the company and its future prospects

      The state of employee shareholdings as of the last day of the financial year

      Any modification in the presentation of the annual accounts (or valuation rules)

      The options outstanding and exercised by employees

      The number of own shares purchased and their use

      The total value of dividends distributed during the last 3 financial years

      Information relative to the share capital

      The ownership structure of the group

      The proportions of outstanding (convertible) bonds and their features

DUTY TO VOTE PROXIES

For clients that have delegated proxy authority to Fortis Investments, Fortis
Investments will make every reasonable effort to ensure that proxies are received and are voted in accordance with these policies.

All Fortis Investments clients are informed that these policies and procedures are in place. All clients are afforded the opportunity to obtain information concerning the voting record of shares held for their beneficial interest.

THE FORTIS INVESTMENTS PROXY VOTING COMMITTEE

Fortis Investments has appointed a Proxy Voting Committee (PVC) that is empowered to establish voting guidelines and is responsible to ensure that these guidelines and procedures are followed. As proxy voting is considered as an integral part of the investment process, the final responsibility for proxy voting lies with the head of the investment division, the Chief Investment
Officer (CIO). The PVC consists of four officers appointed by the company's
Group Executive Committee. The current members are: the CIO, William de Vijlder;
the Head of Socially Responsible Investment, Stewart Armer; the Head of Fund
Legal Service, Paul Mestag, and the Group Compliance Officer, Paul Martin. Each
of the persons can be represented by his/her back-up.

                                      136

Fortis Investments has executed a contract with a proxy voting service provider
(as described more fully below) that will provide Fortis Investments with in depth analysis and recommendations with regard to voting proxies. It is expected that the Committee will generally accept these analyses and recommendations in making its voting decisions, especially in those matters that are deemed routine.

PROXY VOTING PROCESS

Upon receipt of the periodical calendar with the upcoming AGM's or EGM's from the proxy voting service provider (ISS), the relevant Investment Centre analyses the voting recommendations using the web-based application. Based on input of the relevant analyst, the PVC may decide to adapt the voting recommendation of the proxy voting service. Subsequently, the PVC validates the adapted voting recommendation, decides on the percentage of the shares to be blocked for proxy voting - standard 100% of the shares of the positions in eligible funds if this is the market practice -- , and forwards the decision to the Operations department.

The proxy voting service provider requires a mandatory sign off, however, for meetings a sign-off is not obtained by ISS, ballots will be voted according to the vote recommendations made by ISS based on the proxy voting policy.

The Operations department is responsible for the blocking the position (if necessary) in the order management system and updating web-based voting application Votex through which the custodian is informed.

The proxy will be given to the chairman of the company, to a designated person with the company (for countries where the chairman is not allowed) or to the custodian. For extraordinary meetings/resolutions, the PVC can decide to delegate the proxy to vote to the portfolio manager who is responsible for analysing the company, and ask him/her to go to the shareholders meeting.

In proxy matters that are not deemed routine, the Committee will correspond (or meet), analyse the issue and arrive at a voting decision. Voting in these
"non-routine" matters requires also the normal quorum of two Committee members.
 The Committee may also decide to inform the Institutional client of the issue and request that the client instruct Fortis Investments how to vote. The Group
Compliance Officer will maintain records of the Committee actions with regard to these "non-routine" matters.

POTENTIAL CONFLICT OF INTEREST SITUATIONS

It is not anticipated that Fortis Investments will need to address any potential or actual conflict of interest situations when exercising its fiduciary obligations on behalf of its clients. The company does not engage in investment banking activities and does not engage in proprietary trading. A transaction with broker/dealer affiliates (Fortis Bank) is allowed but only to a limited extent and liable to close supervision of the broker evaluation committee.
Nonetheless, the following procedures apply:

                                      137

      -     In general, if the PVC comes to the opinion that there is an appearance of a potential conflict between the company's view and the shareholders interest, the PVC will always accept the voting recommendation on the proxy ballot as an independent fiduciary.

      -     If an Alert is received for shares in Fortis, Fortis Investments will not execute the voting rights on behalf of its clients.
            (Institutional) clients may opt to execute voting rights at the
            Fortis' shareholders meeting by themselves, without the interference of Fortis Investments.

      -     In cases Fortis Investments receives an Alert for a company which is a client of Fortis Investments or of another Fortis metier (or has a close relationship with the involved company), Fortis Investments will take an independent position in deciding how to cast votes, taking into account what is stated at the first bullet above. Where deemed necessary, Fortis Investments will disclose its standpoint to individual clients.

      -     In cases where a PVC member may be perceived to have a less than objective opinion or conflict of interest, that member will be obliged to report the situation to the PVC and will not participate in any decision making on the particular company involved. For purposes of PVC decisions, a conflict of interest will be said to exist if that member owns more than a de minimis number (500) of shares of the subject company in personal investment accounts controlled or directed by such member.

      -     When it is identified that a conflict of interest may arise when resolutions are proposed by the company where the position of shareholders and owners of corporate bonds may be contradictory (see paragraph about "bundled proposals" on page 15). In deciding how to cast the votes, Fortis Investments will also take account the positions of individual clients in corporate bonds of the involved company.

Records of all potential conflicts of interest and their resolution will be kept as part of the PVC minutes.

PROXY VOTING SERVICE PROVIDER

Fortis Investments has executed a contract with proxy voting service providers,
ISS to obtain proxy voting recommendations and to maintain proper voting records. In order to ensure that all reasonable efforts are made to obtain and vote proxies, the PVC has established proxy voting process procedures as explained in the paragraph above.

The diversity of the market practice in different countries makes it difficult to fix a rigid all-encompassing recommendation for the voting items of all general meetings. This sometimes demands a deviation from a threshold previously set by the proxy voting provider. These country specific idiosyncrasies and reasons for deviation, however, are concisely explained in the voting reports produced.

FORTIS INVESTMENTS DUTIES:

      -     All customer agreements with Institutional clients contain a section that either retains proxy-voting authority with the client or authorizes Fortis Investments to vote proxies. The Sales departments of the local Fortis Investments entities maintain a list of all clients that have delegated voting authority to Fortis Investments.
            For funds, this list is maintained and updated by the Funds
            Secretariat departments.

      -     In all cases where Fortis Investments has received special voting instructions from an Institutional client, the Sales department will provide a copy the PVC to incorporate in the voting decisions and other relevant records.

      -     In all cases where Fortis Investments has been designated, the local
            Operations department provides a written notice to all client custodians instructing that all ballots, meeting notices and other proxy materials to be provided to Fortis Investments.

      -     The PVC has designated the Operations department with the authority to submit voting instructions through the Votex application based on the validation of adapted voting recommendations by the PVC.

ISS Duties

      -     Using the proxy voting guidelines of Fortis Investments as detailed below from sections 1 -- 9, providing voting recommendations through the web based system Votex;

      -     Global Voting Agent Service: Execute votes through delivery of voting instructions to relevant custodian;

      -     Maintain records of votes and disclosing through reporting functionalities in Votex.

The following section describes the general guidelines that the PVC will use to vote proxies in the best interest of clients.

                                      138

                       PROXY VOTING -- GENERAL GUIDELINES

As stated above, Fortis Investments receives detailed analysis and recommendations used for making informed voting decisions. These guidelines, developed by the proxy voting provider and tailor made by Fortis Investments, do not cover every potential voting issue. Accordingly, where the guidelines do not cover a specific issue, or where to vote in accordance with such guidelines would be contrary to the best interest of the client, the PVC will use its best judgment, based on the opinion of the relevant Investment Centre, to vote proxies in the best interest of the client. As described above and as noted
below, certain issues have been deemed to be "non-routine" by the PVC and will reviewed in every instance on a case-by-case basis.

The balance between finance and influence requires both proportionality between the shareholder's contribution and influence ("one share, one vote") and between the shareholder's contribution and return ("one share, one dividend). The golden rule of shareholder rights to be followed by companies is "one share -- one vote
-- one dividend".

Fortis Investments will vote against any mechanisms that would breach the one share, one-vote principle by favouring one or a specific group of shareholders or entrenching them by installing such mechanisms as listed below. Depending on the nature, severity of impact and complexity of the entrenching mechanism
Fortis Investments will vote on a case by case basis.

1. VOTING RIGHT DISTORTIONS

AGAINST:

-     MULTIPLE VOTING SHARES

They can exist directly in form of two different classes of shares with equal par-value or no par-value but with different voting rights or in form of shares with dissimilar par-value (and different market price) and yet the same voting right.

-     NON-VOTING DEPOSITORY RECEIPTS

Depository receipts only give right to a dividend and a share in the company's assets in case of liquidation. The voting right is separated from the security and exercised by an "Administration office" which has to be composed of independent members. Voting rights can in some cases be obtained but are usually restricted by a vigorous voting right ceiling.

-     OWNERSHIP CEILING

When the number of shares a shareholder can own directly or indirectly (as proxy) and thus can vote (if voting right is attached) is restricted.

-     VOTING RIGHT CEILING

When a shareholder can hold any amount of shares but the voting right will be capped upon reaching a given threshold or progressively reduced through a series of threshold that curb the voting right by demanding to aggregate a certain number of shares in order to cast one vote.

-     PRIORITY SHARES

Priority shares reserves certain privileges for one or more shareholders. The holder of such a priority share may have the opportunity to appoint directors directly to a board, to lodge multiple votes with one share or to give his or her consent to a director's appointment.

                                      139

-     GOLDEN SHARE

One or more prerogatives are reserved for the holder of a golden share
(typically a governmental entity) such as a veto right with regard to a specific resolution, as for example a merger, foreign participation in the share capital and the appointment of directors.

CASE BY CASE:

-     NON-VOTING SHARES

Some non-voting shares (NVS) give right to a preferred dividend in lieu of the voting right while others do not have voting rights because of the separation of the share into two parts, one part giving access to the dividend and the other to the voting right (e.g. investment certificates in France).

Fortis Investments would abstain if all of the below criteria for the NVS are met:

-     the right for a preferred dividend

-     the mark-up of the preferred dividend should be no more than 10% of the regular dividend,

-     the NVS represent less than 10% of the capital, and

-     coherent justification for issuing NVS.

In all other cases Fortis Investments votes against the resolution.

2. ACCOUNTS AND DIVIDENDS

CASE BY CASE:

-     FINANCIAL STATEMENTS & PROFIT DISTRIBUTION

A refusal to approve the accounts can be justified if statutory auditors express reservations or refuse to certify the accounts after having discovered serious irregularities, or, more generally, if Fortis Investments believes that the general policy of the managers is clearly in contradiction with shareholder interests, without, strictly speaking, being in disagreement with the accounts.

The company's profit distribution rationale needs to balance the profit expectations of the shareholders with the financial needs of the company for a sustainable medium and long-term development. Lack of sufficient information for shareholders to indicate why, for example, dividends have decreased in comparison to the previous year leads Fortis Investments to vote against the resolution.

-     SPECIAL (PREFERRED) DIVIDEND

Certain shares categories give right to a special dividend, which will be received prior to allocating dividends to ordinary shares. Special dividends may feature a cumulative component, i.e. if the profits are insufficient, this dividend will be deferred. It is also possible that a special dividend is granted to all shareholders. Special dividends may also serve as an alternative to accepting new shares with a par value different to that of the ordinary shares. Shareholders have the choice than of taking the shares or receiving the dividend in cash.

To check the appropriateness of a special dividend, Fortis Investments will look at such issues as the stability of the company's financial structure after the pay-out, the alternative investments for the future of the company, and the equal treatment of shareholders.

-     MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered as non-routine items by Fortis
Investments and, as such, are always reviewed on a case by case basis from a transparency, corporate governance as well as a financial point of view. Items that will be taken into account include:

      -     The impact of the merger on shareholder value.

      -     Anticipated financial and operating benefits realizable through synergies.

      -     The offer price i.e., cost vs. premium

      -     Financial viability of the combined companies as a single entity.

                                      140

      -     An analysis of the arm's length nature of the transaction, potential conflicts of interest and an assessment of the deal maker's "good faith".

      -     The presence or lack of a fairness opinion.

      -     Proposed changes in corporate governance and their impact on shareholder rights.

      -     The impact on community stakeholders and employees in both workforces.

3. SHAREHOLDER PROPOSALS AND DERIVATIVE ACTION

The majority may in certain cases take actions that are contrary to the company's interests. Thus in order to prevent potential abuse against the interests of the company, minority shareholders should be able to exert influence through such means as convening a general meeting and submitting agenda items to take action on behalf of the company where the majority rule governing the general meeting may cause damage to the company.

CASE BY CASE:

-     SHAREHOLDER PROPOSAL -- EXTRAORDINARY GENERAL MEETING

In order to befittingly respect shareholder democracy, shareholders should be in a position to add agenda items and convene extraordinary general meetings.
Proposing a threshold beyond 20% or below 1% of share capital for doing so will incur an against vote in both cases.

-     DERIVATIVE ACTION

Shareholders have to be allowed to take legal action whenever the company bodies are affected by severe dysfunction or whenever the company has suffered damage.

Fortis Investments will support any resolution that would introduce or facilitate legal proceedings to compensate shareholders for damage suffered by the company, to cancel resolutions of a general meeting, to cancel Board decisions, and to appoint a provisional director or expert (control function).
Any resolution curbing these or similar rights would be opposed by Fortis
Investments.

                                      141

4. VOTING PROCEDURES

Shareholders need sufficient time to assess the items on the agenda in order to be able to vote in an informed way. In addition, procedures should be made as smooth and safe as possible to facilitate the voting needs of domestic as well as international shareholders.

FOR:

-     POSTAL AND INTERNET VOTING

Fortis Investments will support direct voting by mail or by electronic means as they skip time consuming intermediaries (brokers, global and local custodians), allow for a direct vote without proxy and, in case of the latter medium, save delivery time.

-     COUNTING OF BALLOTS

Fortis Investments will support any resolution that takes into account all votes cast irrespective of the way the vote was delivered to the meeting, i.e. be it mailed, electronically

transmitted or registered by a show of hands (the show of hands vote here refers to the counting of all votes of the respective person, not the one-hand, one-vote method as for example in the United Kingdom)

CASE BY CASE:

CONFIDENTIAL VOTING (SECRET BALLOT)

FORTIS INVESTMENTS SUPPORTS THE INTRODUCTION OF CONFIDENTIAL VOTING, IN ORDER TO
ENABLE ALL SHAREHOLDERS TO VOTE FREELY WITHOUT BEING INHIBITED BY ANY PERSONAL
OR MATERIAL TIES BUT JUDGES PROPOSALS OF COMPANIES ON A CASE BY CASE BASIS WHILE
CONFIDENTIAL VOTING MAY CONFLICT WITH THE PRINCIPLES OF TRANSPARENCY.

-     PROXY VOTING

Fortis Investments favours companies that allow any person to be appointed as a proxy. Blank proxies should neither be cancelled nor cast in favour of Board proposals but lodged with regard to the beneficiary's voting profile, if available to the appointed proxy.

AGAINST:

-     COUNTING OF BALLOTS

Fortis Investments rejects resolutions that restrict the validity of the vote to a specific delivery method.

5. CORPORATE RESTRUCTURING

Votes concerning corporate restructuring proposals including leveraged buyouts, spin-offs, liquidations and asset sales are considered by Fortis Investments on a CASE-BY-CASE basis. As noted below, Fortis Investments considers many of these items non-routine.

SPIN-OFFS:

Fortis Investments views spin-offs as non-routine and will vote on a
CASE-BY-CASE basis through an analysis of the potential tax and regulatory advantages, planned use of proceeds, market focus and managerial incentives.

                                      142

ASSET SALES:

Asset Sales, considered non-routine by Fortis Investments, will be voted on a
CASE-BY-CASE basis considering such factors as the impact on the balance sheet and working capital, the value received for the asset and the potential elimination of diseconomies.

LIQUIDATIONS:

Votes by Fortis Investments will be made on a CASE-BY-CASE basis after considering such factors as management's efforts to pursue other alternatives, appraisal value of the assets and the compensation plan for executives managing the liquidation.

6. SHARE CAPITAL

The decision to increase the share capital through the issuing of new shares or other financial instruments such as warrants, convertible bonds and options should be taken by the general meeting. A planned increase should attribute subscription rights to existing shareholders and to those with rights to shares.
These so-called pre-emptive rights should only be waived in exceptional circumstances, as they carry economic value and prevent against the dilution of voting power, if the increase concerns voting shares. Fortis Investments puts particular emphasis on this point as the effects of the capital increase with the exclusion of pre-emptive rights are imminent. In weighing the appropriateness of an exclusion of such rights, Fortis Investments will carefully take into account the interests of both company and investors. Fortis
Investments will apply similar strict assessment criteria for the decrease of share capital through buybacks, as delineated below.

SHARE CAPITAL INCREASE

CASE BY CASE:

-     SHARE CAPITAL INCREASE WITH EXCLUSION OF PRE-EMPTIVE RIGHTS

Any share capital increase that disregards pre-emptive rights above 5% needs to justify such an increase convincingly. A share capital increase through shares or rights thereto without respect for pre-emptive rights over 20% of the issued capital will generally be voted against unless the Board can give compelling justification for this extensive increase. Such an increase might, for example, be supported in case of an imminent acquisition but not for a possible future acquisition or a purpose that is so vague that the authorisation may in fact be used as an anti-takeover device to dilute a predator's voting power without prior consent from shareholders. No authorisation should exceed two years.

AGAINST:

-     AUTHORISED CAPITAL DURING A TAKEOVER

In this resolution the Board of Directors expressly asks ahead of a possible takeover threat for shareholder authorisation to install a poison pill or issue priority shares. It is prohibited in most countries where it is impossible to use authorised capital once a takeover bid is launched.

SHARE BUYBACK

CASE BY CASE:

-     SHARE BUYBACK

The authorisation to repurchase its own shares may be beneficial for the company:

-     to merge, to acquire or to establish strategic alliances with other companies,

-     to remunerate and motivate employees and/or directors by selling or assigning them shares at a low price (even within the framework of stock option plans), or eventually for free (e.g. in Italy), or

-     to provide the company with anti-takeover devices (if the targeted receiver is a 'friendly' party).

                                      143

Fortis Investments will vote in favour of the resolution if the buyback does not, at any time, exceed 15% of the issued capital (including shares held by subsidiaries) and the period of authorisation is no more than 18 months. The authorisation should furthermore not be executable during a takeover and the maximum purchase price and minimum selling price should not surpass 5% per cent below and above the average market price over a representative period respectively at the moment of transaction. If the resolution refers to a day price, a deviation of 10% is acceptable.

EMPLOYEE STOCK OWNERSHIP PLANS ("ESOPS"):

FOR:

Fortis Investments favours proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for ESOPs except in cases where the number of shares allocated to the ESOP is deemed excessive i.e., generally greater than 5 percent of outstanding shares for executive programs and 10 percent of outstanding shares for all employees.

CAPITAL STRUCTURE

CASE BY CASE:

-     DEBT RESTRUCTURING

Fortis Investments will evaluate these non-routine proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan considering the following:

      -     Dilution, both of the ownership interests of existing shareholders and to future earnings.

      -     Whether the proposal would result in a change of control at the company.

      -     The threat of bankruptcy, its potential impact on shareholder value and if a bankruptcy is the main factor driving the restructuring.

      -     Support will generally be withheld if there are clear signs of market abuse.

7. THE BOARD

Fortis Investments assumes that both the one-tier structure and the two-tier structure have their advantages and drawbacks. There is no one structure that is generally preferred or opposed by Fortis Investments but rather the way the structure is applied by the company, as will be discussed below.

ELECTION OF DIRECTORS

Any director that is nominated for election or holds a directorship should be individually judged on his/her competencies, independence and experiences. The
Board(s) should be composed of directors who have the complementary, knowledge, skills and backgrounds necessary to run, or in the case of non-executive directors (NEDs) supervise, consult and control, the enterprise.

CASE BY CASE:

-     AGE LIMITATION

Fortis Investments sets the maximum age limitation for the eligibility of executive directors to 65 and for non-executive directors to 70. Fortis
Investments abstains from voting if the above limitations are exceeded and if they are not accompanied by convincing explanations of why the company feels the nominations to be appropriate. Generally speaking, Fortis Investments favours to limit the number of the board members who are involved in the management of the company.

                                      144

BEST PRACTICE COMPOSITION ON INDEPENDENCE

A) One-Tier Board best practice composition on independence:

      1.    At least, half of the Board composed of independent non-executive directors. Some distinctions can be made on this general rule: in case of a board with at least 50% of compulsory employee
            representatives and for companies with a majority shareholder. In these cases it is required to have a minimum of one-third of independent non-executive directors in the board. Secondly for some jurisdictions the concept of potentially independent directors is introduced for countries that do not have a tradition of identifying their independent directors.

      2.    At most, one third of the Board composed of executive directors.

      3.    At least three independent directors should be present on the Board

B) Two-Tier Board best practice composition on independence:

      1.    At least, one half of the supervisory board is composed of independent directors

      2.    At least three independent directors should be included on the supervisory board.

Depending on the movement that the Board as a whole would take if one or more directors were elected, Fortis Investments votes as follows:

-     SIZE

Fortis Investments expects that Boards should be neither so small that they lack needed expertise or diversity in experience and independence, nor so large as to become inefficient and hinder decision-making. Thus ideally company's board(s)
should be composed of no more then 12 or less then 8 members. Fortis Investments does not favour a one-tier board with less than 6 or more then 18 members
(unless legally required); votes will be made on a case by case basis. For a two-tier board, Fortis Investments will vote on a case by case basis if the board size exceeds the number of 8 members or the supervisory board size exceeds the number of 10 members.

-     NOMINATION, RENEWAL AND APPOINTMENT OF EXECUTIVE DIRECTORS

A resolution for the nomination, renewal and appointment of executive directors, will be approved if

-     the resolution concerns an individual and not a group of people;

-     there is sufficient biographical information is available

-     the nomination process is fair

-     the mandate does not exceed 6 years

-     the nomination respects the equilibrium of the Board structure (see above)

-     the function of Chairman and CEO is clearly separated.

-     DISCHARGE TO THE BOARD OF DIRECTORS

As the discharge has more than only a symbolic value in some countries, Fortis
Investments treats this resolution very prudently in order not to rule out possible legal claims.

REMUNERATION OF DIRECTORS

CASE BY CASE:

REMUNERATION OF NON-EXECUTIVE DIRECTORS (NEDS)

In order to uphold the supervisory and consultative role of NEDs that allows for dispassionate intervention whenever necessary, Fortis Investments considers that their remuneration should be free from the achievement of short-term financial results. Apart from fees which should be tied to attendance, the remuneration of
NEDs can include shares to ally their interest to that of the company. The whole remuneration package should be aligned to the commitment and dedication expected from NEDs to fulfil their duties. Fees of NEDs could also be paid in shares if these shares need to be held for at least the duration of the Board mandate.

                                      145

-     REMUNERATION OF EXECUTIVES

Executive directors should be motivated by variable remuneration linked to company performance. A fixed salary, which should be determined by the Board according to the report of the Remuneration Committee, should be in line with both national and sectoral standards. It must be reviewed regularly by the
Remuneration Committee. Variable performance linked remuneration components are meant to reward exceptional performance and as such should ideally be linked to a peer group benchmark. In assessing the viability of a scheme, Fortis
Investments checks on its proportion to the issued capital, its performance criteria and the vesting and holding periods.

-     APPROVAL OF PAY PACKAGE

Depending on the markets and the respective cultures, remuneration is a sensitive topic touching on issues such as the security and privacy of the individuals concerned, and the competitiveness of the company in attracting, retaining and motivating top executives. Fortis Investments favours full disclosure of all remuneration components for each director serving on the Board in order to vote in favour of a resolution approving the remuneration. The different components making up the pay need to be identified and their respective policies explained. The pay should be transparent enough for shareholders to allow them to distinguish the remuneration of executives from that of NEDs.

8. MISCELLANEOUS

-     RATIFICATION OF AUDITORS

Auditor independence is essential for rendering objective opinions. All proposals to ratify auditors will be examined for potential conflicts of interest with particular attention to the fees paid to the auditor. Fortis
Investments will generally vote as follows:

-     FOR proposals to ratify auditors when the amount of audit fees is greater than that for consulting, unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; or
      (2) there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

BUNDLED PROPOSALS

Fortis Investments will review bundled or "conditioned" proposals (proposals involving different asset classes) on a CASE-BY-CASE basis. In cases where the items are conditioned upon each other, the benefits and costs of the packaged items will be examined. In cases when the joint impact of the conditioned items is not in the clients' best interest, Fortis Investments will vote AGAINST the proposals. Conversely, if the combined effect is positive, Fortis Investments will vote FOR the proposals.

CORPORATE SOCIAL RESPONSIBILITY

This section sets out Fortis Investments Corporate Social Responsibility (CSR)
voting guidelines. The CSR Voting Service proposes guidance for an additional filter to the Voting Profile: the Corporate Social Responsibility filter. With this filter Fortis Investments reviews the transparency of companies on CSR issues. Insufficient CSR transparency triggers a voting alert report. The alert report recommends an abstention or vote against the company's request to approve annual accounts.

Corporate Social Responsibility is the alignment of business operations with social values. As mentioned by the EU Green Paper, CSR companies contribute voluntarily to a better society and a cleaner environment. They recognise three kinds of responsibility: economic, environmental and social. It is about tackling the issues of the workplace, human rights, and the community -- all integrated in core business strategies. These developments reflect the growing expectations that stakeholders have regarding the role of companies. Investors believe they have a right to transparency, not only on financial and corporate governance issues, but also on what they call the "triple bottom line": the environment, employees, and society as a whole. The principle underlying these expectations is that shareholders have the right to understand the risk born by the company they invest in. This information will of course interest other stakeholders as well.

                                      146

Corporate Social Responsibility, like Corporate Governance, embraces two central concepts: accountability and transparency. Companies are expected to be more transparent in disclosing and communicating their policies and practices as these impact the environment, employees and communities. It is no longer optional for a company to communicate its environmental and social impacts; such information is demanded by stakeholders, regulators, and Non-Governmental
Organisations in an information-driven economy.

A company that is considered a good corporate citizen is one that demonstrates a commitment to its stakeholders through socially responsible business practices and transparent operations.

THE CSR STANDARD

Once a company recognises the importance of being a good corporate citizen, the key to a real dialogue is trust, resulting from recognised accountability and transparency. The CSR Standard is therefore based on disclosure. It assesses the availability for shareholders of relevant CSR information, without providing any judgement on the content of existing information.

The various CSR issues taken into account for the Standard are detailed below.
The Standard draws heavily on the United Nations Global Compact's nine principles and the Global Reporting Initiative (GRI), which collaborate together since March 2003 to foster better corporate reporting on CSR issues. The
Standard's disclosure requirements go further than the legal requirements of most countries. Indeed, being socially responsible means doing more than the legal minimum. Public companies should comply with the Standard to allow a truly informed vote of investors.

The company's CSR transparency is assessed based on three key CSR factors
(environment, human resources and society) and two accountability factors (board commitment and reporting). Each factor is divided in at least six different aspects; namely commitment, policy, performance, targets, independent review, and senior management responsibility (see appendix). This adds up to a total of
34 criteria, which constitute the CSR analysis grid. A score is assigned to a company under review for each factor based on its transparency level. If the company's total transparency level is below the alert threshold, Deminor issues an alert report, proposing to abstain or oppose the approval of annual accounts.

For 2004, it has been decided by the Proxy Voting Committee not yet to vote against on CRS issues on shareholder meetings in case of transparency levels are below the threshold, but instead sending a letter to the board of the involved company in order to disclose and explain our CSR guidelines.

CSR FACTORS

Environment Factor

-     Group-wide environmental commitment: The company should clearly state that it supports a precautionary approach to environmental challenges. (see GRI principle Vision and Strategy 3.13 and UN Global Compact principle 7);

-     Identified risk areas: The company should identify the risks its business causes to the environment. It should mention the areas which require the special attention of a socially responsible corporate citizen.

-     Policy for managing environmental risk: The company should publish a group-wide environmental policy. Such a policy should disclose how the company manages the risks its business causes to the environment. It should mentions the initiatives taken to monitor and limit risk (see GRI principles EN 1 to 15 and UN Global Compact principle 8).

-     Disclosure of environmental performance: The company should provide up-to-date data on its environmental performance: the impact it has had in the past year, the measures it has taken to improve its management of environmental issues.

                                      147

-     Target setting: In addition to its past performance, the company should disclose target settings on reducing its impact on the environment in the coming years. (See GRI principle EN14).

-     Quantifiable targets: These targets should be quantifiable, in numbers or percentages (see GRI principle EN14).

-     External & independent review: The company's environmental report should be accredited by an independent and external audit. The external auditor will sign the company's environmental report.

-     Environmental commitment for the supplier: The company should disclose that it promotes the adoption of environmental standards for its suppliers. It is the company's responsibility to check if and how its suppliers are acting in a responsible manner, especially in the context of subcontracting.

-     Responsible Board member or committee on board level: The company should identify and name a board member or a committee on board level dealing with environmental matters. The commitment of management is at the heart of CSR.

-     Internal monitoring system: The company should show evidence that it has set up an internal monitoring system for its environmental performance, as one of the steps to foster sustainable CSR.

Human Resources Factor

-     Group-wide commitment to employees: The Company should clearly state that it is committed to the general well-being of its employees. This may include the company's support of ILO labour standards and the UN
      Declaration of human rights.

-     Health and safety commitment: The company should disclose a commitment to the specific health/safety risks of its employees.

-     Areas for safety/health risks: The company should identify the specific risks its business causes to the well-being of its employees.

-     Disclosure of a policy for managing safety/health risks: The company should disclose how it manages these risks group-wide.

-     Disclosure of health/safety performance: Does the company provide quantifiable data on its performance?

-     Disclosure of health/safety targets: The company should disclose its targets set to reduce any negative impact of its activities on the well-being of its employees.

-     Commitment to equal opportunity issues: The company should disclose its policy to support equal opportunity. The company should describe its programmes to prevent all forms of discrimination between employees, and show the diversity resulting from these efforts (see GRI principles
      LA10-11, HR4 and UN Global Compact principle 6).

-     Commitment to the principle of freedom of association: The company should state that it recognises the right to associate, and to collective bargaining. The company may describe the extent to which this policy is universally applied (see GRI principles LA3-4 and UN Global Compact principle 3).

-     Existence of regular employee satisfaction surveys: The company should disclose whether it conducted an employee satisfaction survey on health issues or working conditions.

-     Works council or similar strategic-level procedures for information: Is there evidence that the company has set up a council or foreseen other dispositions for workers' information, consultation and negotiation (see
      GRI principles LA4).

-     Existence of an independent verification process: Has the company been accredited by a recognised external party or does it follow a recognised standard (such as ISO10015) regarding human capital?

-     Existence of a responsible senior manager or board member: The company has a health and safety committee comprising management, and/or the company has a senior executive responsible for HR issues (see GRI principles LA6).

                                      148

External Social Policy Factor

-     Group-wide commitment to society: The company should state its group-wide commitment to community issues.

-     International human rights: The company should state its support and respect of international human rights standards. It should mention how it takes into account the impact of its activities on human rights. This can be stated in relation with human rights agreements or treaties (see GRI principles HR1-4 and UN Global Compact principle 1-2).

-     Policy referral to the importance of engagement with the stakeholders: The company shows evidence of a voluntary involvement or investment in the local community. The company should recognise that active dialogue with stakeholders is crucial for the success of CSR (see GRI principles SO1).

-     Is there evidence that the company is forming partnerships with external bodies? Has the company formed any partnerships with humanitarian or likewise organisations?

-     Senior manager or Board member responsible for these issues: The company should disclose who is responsible for all health and safety issues, ideally on board level. A senior manager or committee may be designated for the implementation of the social policy.

-     Information on the beneficiaries of help: The company specifies the identity of the main beneficiaries of its financial and in-kind donations.

-     Disclosure of total amount of charitable donations: The company should disclose the amount of donations to any group in terms of cash and in-kind
      (see GRI principle EC10).

-     Disclosure of political donations: The company should disclose its policy regarding political donations. If the company's policy allows political donations, it should specify the amounts paid (see GRI principle SO3 and
      SO5).

Board Commitment Factor

-     Board commitment to CSR factors: Is there evidence that the board takes regular account of these CSR factors?

Reporting Factors

-     Is there a separate report on sustainability/environment? The company should report thoroughly on all CSR factors. This can be done in a special section of the annual report, or in a separate report referred to in the annual report. CSR reporting on the company website is also acceptable.
      The report should be published annually. If not, the company should provide additional yearly performance data on its website.

-     Existence of reporting in accordance with the Global Reporting Initiative:
      The adoption of a recognised reporting framework enhances trust and accountability. We distinguish companies who report IN ACCORDANCE to the
      GRI principles from those who inspire themselves from the GRI principles.
      Both approaches are encouraged by the GRI.

-     External review of complete report: The signature of a recognised independent auditor enhances trust and accountability.

                                      149

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

June 1, 2008

            Massachusetts Financial Services Company, MFS Institutional
      Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust
      Company, and MFS' other investment adviser subsidiaries (except Four
      Pillars Capital, Inc.) (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the "MFS
      Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

            The MFS Proxy Voting Policies and Procedures include:

            A. Voting Guidelines;

            B. Administrative Procedures;

            C. Monitoring System;

            D. Records Retention; and

            E. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

            MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

            In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by
      MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that -- guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise be dictated by these guidelines.

            As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS'
      clients.

                                      150

            From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see
Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.
The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

2. MFS' Policy on Specific Issues

            ELECTION OF DIRECTORS

            MFS believes that good governance should be based on a board with at least a simple majority of directors who are "independent" of management, and whose key committees (E.G., compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will withhold our vote for, or vote against, as applicable, a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating or audit committees would include members who are not "independent."

            MFS will also withhold its vote for, or vote against, as applicable, a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will withhold its vote for, or vote against, as applicable, all nominees standing for re-election to a board if we can determine: (1)
      since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.

                                      151

            MFS will also withhold its vote for, or vote against, as applicable, a nominee (other than a nominee who serves as the issuer's Chief Executive
      Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be "excessive" due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted "excessive" executive compensation, MFS may also withhold its vote for, or vote against, as applicable, the re-election of the issuer's Chief Executive Officer as director regardless of whether the
      Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers or, excessive perks.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.

                  MAJORITY VOTING AND DIRECTOR ELECTIONS

            MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (E.G., contested elections) ("Majority Vote Proposals"). MFS considers voting against
      Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company's election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company's election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

      -     Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

      -     Guidelines should include a reasonable timetable for resolution of the nominee's status and a requirement that the resolution be disclosed together with the reasons for the resolution;

      -     Vest management of the process in the company's independent directors, other than the nominee in question; and

      -     Outline the range of remedies that the independent directors may consider concerning the nominee.

                  CLASSIFIED BOARDS

MFS opposes proposals to classify a board (E.G., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.

Non-Salary Compensation Programs

                                      152

            MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

            MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (I.E., evergreen plans). MFS will consider on a case-by- case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

            MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at
      U.S. issuers that are listed in the Standard and Poor's 100 index as of
      December 31 of the previous year.

            EXPENSING OF STOCK OPTIONS

            MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.

            EXECUTIVE COMPENSATION

            MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer's compensation committee members is the appropriate mechanism to express our view on a company's compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's performance,
      MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.

            MFS supports reasonably crafted shareholder proposals that (i)
      require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

                                      153

            EMPLOYEE STOCK PURCHASE PLANS

            MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

            "GOLDEN PARACHUTES"

            From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.

            ANTI-TAKEOVER MEASURES

            In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.

            MFS generally votes for proposals to rescind existing "poison pills"
      and proposals that would require shareholder approval to adopt prospective
      "poison pills." MFS may consider the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if we can determine that the following two conditions are met: (1) the "poison pill" allows
      MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2)
      either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill"
      allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (E.G., a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

            REINCORPORATION AND REORGANIZATION PROPOSALS

            When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients,
      MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                                      154

            Issuance of Stock

            There are many legitimate reasons for the issuance of stock.
      Nevertheless, as noted above under "Non-Salary Compensation Programs,"
      when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (E.G. by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is not warranted.

            REPURCHASE PROGRAMS

            MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis.
      Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

            CONFIDENTIAL VOTING

            MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

            CUMULATIVE VOTING

            MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case,
      MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which (for U.S. listed companies) must be comprised solely of "independent" directors.

            WRITTEN CONSENT AND SPECIAL MEETINGS

            Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders.

            INDEPENDENT AUDITORS

            MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company.
      Some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm or prohibit ANY non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor.
      MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.

                                      155

            OTHER CORPORATE GOVERNANCE, CORPORATE RESPONSIBILITY AND SOCIAL
      ISSUES

            There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (E.G., environmental standards), to include in the issuer's proxy statement an annual advisory shareholder vote as to the company's executive compensation practices during the previous year, to permit shareholders access to the company's proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and
      Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.

            The laws of various states may regulate how the interests of certain clients subject to those laws (E.G., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

            FOREIGN ISSUERS

            Many of the items on foreign proxies involve repetitive,
      non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted in favor)
      for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v)
      approval of share repurchase programs.

            MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that
      (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. MFS will also withhold its vote for, or vote against, as applicable, a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled "Voting Guidelines-MFS' Policy on Specific
      Issues-Election of Directors."

                                      156

            MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if
      MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

            In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated
      number of days prior to the meeting (E.G., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block"
      restriction lifted early (E.G., in some countries shares generally can be
      "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote.

            In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, power of attorney requirements and late delivery of proxy materials. In these limited instances, MFS votes non-U.S. securities on a best efforts basis in the context of the guidelines described above.

B. ADMINISTRATIVE PROCEDURES

      1. MFS PROXY VOTING COMMITTEE

            The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments.
      The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The
      MFS Proxy Voting Committee:

                                      157

      a.    Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

      b.    Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these
            MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures;
            (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst
            (e.g. mergers and acquisitions); and

      c.    Considers special proxy issues as they may arise from time to time.

      2. POTENTIAL CONFLICTS OF INTEREST

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to ensure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non
Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS'
voting on a particular proxy matter should also be reported to the MFS Proxy
Voting Committee.

                                      158

In cases where proxies are voted in accordance with these MFS Proxy Voting
Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting
Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively,
"Non Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

            a.    Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and
                  (ii) MFS institutional clients (the "MFS Significant Client
                  List");

            b.    If the name of the issuer does not appear on the MFS
                  Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as
                  otherwise determined by the MFS Proxy Voting Committee;

            c.    If the name of the issuer appears on the MFS Significant
                  Client List, then the MFS Proxy Voting Committee will be
                  apprised of that fact and each member of the MFS Proxy Voting
                  Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS
                  believes to be the best long-term economic interests of MFS'
                  clients, and not in MFS' corporate interests; and

            d.    For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to
                  MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting
                  Committee determined that the votes were cast in the best
                  long-term economic interests of MFS' clients, and not in MFS'
                  corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS'
distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

From time to time, certain MFS Funds may own shares of other MFS Funds (the
"underlying fund"). If an underlying fund submits a matter to a shareholder vote, the MFS Fund that owns shares of the underlying fund will vote its shares in the same proportion as the other shareholders of the underlying fund.

      3. GATHERING PROXIES

Most proxies received by MFS and its clients originate at Automatic Data
Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

            MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional
      Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS'
      Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and the MFS Proxy Voting Committee.

                                      159

      4. ANALYZING PROXIES

            Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting
      Policies and Procedures as determined by the MFS Proxy Voting Committee.
      With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters.
      MFS receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting
      Policies and Procedures.

            As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes
      (E.G., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.(1)
      However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

            As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

-----------
(1)     From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

                                      160

      5. VOTING PROXIES

            In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the
      MFS Proxy Voting Committee may review and monitor the votes cast by the
      Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

            It is the responsibility of the Proxy Administrator and MFS' Proxy
      Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy
      Administrator's listing of any upcoming shareholder's meeting of that company.

            When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy
      Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy
      Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

            MFS will retain copies of these MFS Proxy Voting Policies and
      Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board
      of Managers of the MFS Funds for the period required by applicable law.
      Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

                                      161

E.  REPORTS

MFS Funds

            MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees, Board of Directors and Board of
      Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management's recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; and (v) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees, Directors and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

            At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

            Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives
      (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

                                      162

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

      If directed by Client, decisions on voting of proxies will be made by
Montag & Caldwell, Inc. ("M&C") in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which we have voting authority in the manner we believe is most likely to enhance shareholder value.

      If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder meetings, annual reports or other literature customarily mailed to shareholders.

      Once voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

      Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire proxy committee.
If an item is explicitly addressed by these guidelines it will be voted accordingly. If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed. If further review is needed the Proxy Committee will first determine if the conflict is material. If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

      It is against M&C's policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C's advisory clients.

      The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

ROUTINE MATTERS

      Routine proxy proposals are most commonly defined as those which do not change the structure, bylaws, or operation of the corporation to the detriment of the shareholders.

      M&C will generally support management on routine matters and will vote FOR the following proposals:

      -     Increase in authorized common shares.

      -     Increase in authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

      -     Routine election or re-election of directors.

      -     Appointment or election of auditors.

      -     Directors' liability and indemnification.

      -     Time and location of annual meeting.

                                      163

COMPENSATION ISSUES

      M&C will review on a case by case basis the following issues:

      -     Compensation or salary levels.

      -     Incentive plans.

      -     Stock option plans.

      -     Employee stock purchase or ownership plans.

SOCIAL ISSUES

      Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

      We will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of social responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following social concerns:

      -     Enforcing restrictive energy policies.

      -     Placing arbitrary restrictions on military contracting.

      -     Barring or placing arbitrary restrictions on trade with
            communist countries.

      -     Barring or placing arbitrary restrictions on conducting business in certain geographic locations.

      -     Restricting the marketing of controversial products.

      -     Limiting corporate political activities.

      -     Barring or restricting charitable contributions.

      -     Enforcing general policy regarding employment practices based on arbitrary parameters.

      -     Enforcing a general policy regarding human rights based on arbitrary parameters.

      -     Enforcing a general policy regarding animal rights based on arbitrary parameters.

      -     Placing arbitrary restrictions on environmental practices.

BUSINESS PROPOSALS

      Business proposals are resolutions which change the status of the corporation, its individual securities, or the ownership status of these securities. We believe it is in the best interest of the shareholders to support managements who propose actions or measures that are supported by existing corporate laws, or have legal precedence as common practice in corporate
America.

                                      164

      We will generally vote FOR the following proposals as long as the current shareholder position is either enhanced or preserved:

      -     Changing the state of incorporation.

      -     Mergers, acquisitions, dissolvement.

      -     Indenture changes.

      -     Changes in capitalization.

SHAREHOLDER GOVERNANCE

      These are issues that address the status of existing rights of shareholders and proposals which tend to transfer those rights to or from another party.

      We will generally vote FOR the following management proposals:

      -     Majority approval of shareholders in acquisitions of a controlling share in the corporation.

      -     Provisions which require 66-2/3% shareholder approval or less to rescind a proposed change to the corporation or amend the
            corporation's by-laws.

      We will generally vote AGAINST the following management proposals:

      -     Super-majority provisions which require greater than 66-2/3%
            shareholder approval to rescind a proposed change to the corporation or to amend the corporation's by-laws.

      -     Fair-price amendments which do not permit a takeover unless an arbitrary fair price that is derived from a fixed formula is offered to all shareholders.

      -     The authorization of a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

      -     Proposals which do not allow replacements of existing members of the board of directors.

      We will generally vote FOR shareholder proposals which:

      -     Propose or support a majority of independent directors and/or independent audit, compensation, and nominating committees.

      -     Rescind share purchase rights or require that they are submitted for shareholder approval to 66-2/3% or less.

      -     Eliminate pension and benefit programs for outside directors.

      -     Eliminate a staggered board of directors.

                                      165

PROXY CONTESTS

      Proxy contests develop when discontented shareholders submit a proxy card in opposition to the board of directors, frequently seeking to elect a different slate of directors, often in an effort to effect a decided change in the corporation. Our voting decision in a proxy contest will be in favor of the best interests of the majority of shareholders, our clients, and beneficiaries of the assets which we manage.

ADMINISTRATIVE ISSUES

      Proxy voting guidelines will be reviewed annually and approved by the
Investment Policy Committee.

      M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

      M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

      Proxy voting decisions will be made by at least one member of the Proxy
Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

      M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

      M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

      M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C's response to the client's written or verbal requests.

      The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Chief Compliance Officer to verify against ballot copies.

      The Supervisor of Information Processing will provide the Chief Compliance
Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Reviewed May 19, 2006

                                      166

            NEPTUNE INVESTMENT MANAGEMENT LIMITED ("NEPTUNE" OR "THE
                              COMPANY" PROXY VOTING
                             POLICIES AND PROCEDURES

1. BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be applied to ensure that such rights are exercised in a properly and timely exercised manner.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers
Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

2. POLICY

Neptune's, policy for proxy voting, which it considers to be a vital component of its fiduciary duty to its clients, is to fulfill its responsibility for voting proxies for portfolio securities consistent in a manner with the best economic interests of its clients. Neptune maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Company's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents to the client or another party, Neptune will exercise discretionary voting authority over proxies issued on securities held in client accounts.

It is the policy of Neptune to vote, focused on the investment implications of each issue and in a manner that Neptune believes is in the best interests of its clients.

3. RESPONSIBILITY

The Neptune Proxy Voting Policy Committee and its designated service provider, a provider which is advised by the specific funds custodian, have the responsibility for the implementation and monitoring of the Company's proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

                                      167

4. PROCEDURES

Neptune has adopted procedures to implement the Company's policy and conduct reviews to monitor and ensure the policy is observed, implemented properly and amended or updated, as appropriate. These procedures may be summarized as follows:

4.01 PROXY COMMITTEES

Neptune has established two Proxy Committees to oversee the proxy process. The
Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their
responsibilities are as follows:

The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer, the Head of Research, the Chief Compliance
Officer and the designated Proxy Officer. No less than annually, the Committee is responsible for reviewing the guidelines it has established amending them as required and reviewing the performance of its voting agents. Meetings may be called by any Committee member throughout the year, based on issues that arise.

The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Chief Compliance Officer, designated Investment Administration personnel and the Proxy Officer. No less than annually, the Committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any
Committee member throughout the year, based on issues that arise.

4.02 VOTING

The Proxy Voting Policy Committee is advised by the custodian of the fund's voting agent. Each voting agent provides analysis of proxy proposals, tracks and receives proxies for which Neptune's clients are entitled to vote and votes proxies pursuant to agreed upon guidelines. Neptune compiles and retains voting records. A Proxy Officer has been designated to coordinate communications between the Fund Administration personnel and each relevant voting agent. The
Proxy Officer named is Philip Keiff.

      The steps for reviewing and submitting votes are as follows:

      -     The Proxy Officer reviews the voting agent's systems on a weekly basis during the proxy season.

      -     The Proxy Officer prints copies of the upcoming voting agendas and the number of shares as noted by the voting agent as being held by
            Neptune.

      -     The Proxy Officer reviews the voting agendas, determines if there are any issues to report to the relevant Portfolio Manager, documents evidence of their review of the agenda and maintains copies in a proxy file.

      -     The Compliance Department will review, on a semi-annual basis, the
            Proxy Officer's proxy files to ensure there is evidence of review.

                                      168

      -     For each vote, the relevant Portfolio Manager reviews the number of shares held for reasonableness to ensure that the voting agent has an accurate record of the shares Neptune is responsible for voting.
            This process is facilitated by the Proxy Officer.

5. VOTING GUIDELINES

In the absence of specific voting guidelines from the client, Neptune will vote proxies in the best interests of each particular client. Neptune's policy is to vote all proxies from a specific issuer the same way for each client in the absence of qualifying instructions or restrictions from a client. Clients are permitted to place reasonable restrictions on Neptune's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

6. CONFLICTS OF INTEREST

Neptune has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the relevant Proxy Committee. In cases where Neptune believes there may be an actual or perceived conflict of interest, it seeks to address such conflicts in various ways, including the following:

      -     Documenting fully the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

      -     Requiring the approval of the Chief Compliance Officer prior to providing voting instructions to the voting agent;

      -     Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

      -     Seeking legal counsel.

In situations where Neptune perceives a material conflict of interest, it may:

      -     Defer to the voting recommendation of the voting agent;

      -     Vote pursuant to client direction (following disclosure of the conflict to the client),

      -     Vote reflectively (in the same proportion and manner as other shareholders),

      -     Abstain from voting; or

      -     Take such other action which, in the considered view of the Proxy
            Committee, protects the interests of its clients.

                                      169

Circumstances necessitating such actions may include the voting of proxies on securities issued by Neptune or the voting of proxies where Neptune or its affiliates have a direct financial interest.

The Proxy Officer and the Compliance Department will identify any conflicts that exist between the interests of Neptune and the client by reviewing the relationship of Neptune with the issuer of each security to determine if Neptune or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

Neptune will maintain a record of the voting resolution of any conflict of interest.

7. RECORDKEEPING

The Proxy Voting Policy Committee shall retain the following proxy records in accordance with the applicable regulator's five-year retention requirement.

      -     These policies and procedures and any amendments;

      -     Each proxy statement that Neptune receives;

      -     A record of each vote that Neptune casts;

      -     Any document that Neptune created that was material to making a decision on how to vote proxies, or that documents that decision, including period reports to the Trustee/Depositary;

      -     A copy of each written request from a client for information on how
            Neptune voted such client's proxies, and a copy of any written response.

8. DISCLOSURE

      -     Neptune will provide clients on request, a summary of its proxy voting policy and procedures, including a statement, if required, detailing how Neptune voted a client's proxies.

      -     The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received
            Neptune's Policies and Procedures Document; or the Proxy Voting
            Policy Committee may send each client the amended Policies and
            Procedures Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

9. CLIENT REQUESTS FOR INFORMATION

      -     All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer, Karen Barker.

      -     In response to any request, the Proxy Committee will prepare a written response to the client with the information requested and, as appropriate will include the name of the issuer, the proposal voted upon, and how Neptune voted the client's proxy with respect to each proposal about which client enquired.

                                      170

                        OPTIMUM INVESTMENT ADVISORS, LLC
                        SUMMARY OF PROXY VOTING POLICIES
                                  AUGUST, 2006

INTRODUCTION

      Optimum Investment Advisors, LLC ("Optimum") manages discretionary accounts on behalf of a diverse group of clients, including individuals, trusts,
IRAs, ERISA plans, state and local government funds, corporations and charitable foundations. According to the provisions of Section 4 of Optimum's Investment
Advisory Agreement, unless the client is an employee benefit plan subject to
ERISA, Optimum does not vote proxies on behalf of clients, including in the circumstance where the client has instructed his custodian to forward proxies to
Optimum instead of to the client. Optimum does vote proxies for the ABN AMRO Mid
Cap Fund under its sub-advisory contract.

GENERAL POLICY

      Optimum acts as fiduciary and votes proxies in a way that it believes will be consistent with the best interest of the beneficial owners of the accounts and will maximize the market value of their investments. Although Optimum may consult with a third party on proxy issues, no outsider, including a client, will dictate Optimum's proxy voting.

      Optimum generally supports routine business matters, unless Optimum views support as contrary to the best financial interest of the shareholders. Optimum carefully reviews proposals for changes in status of a company, to determine whether such changes (such as mergers or restructurings) benefit the financial interests of the shareholders, and votes accordingly. Proposals that restrict shareholder democracy are generally not supported if such proposals restrict the rights of shareholders, particularly shareholders' ability to realize the value of their investment, and proposals that increase shareholder democracy are generally supported. Compensation proposals are reviewed individually using the same standards. However, all such matters are reviewed on a case-by-case basis and voted based on the financial interest of the shareholders.

CONFLICTS OF INTEREST

      On occasion, it is possible that Optimum will encounter some type of conflict between a proxy vote and a relationship Optimum has with a company or client. Optimum is aware that such conflicts might exist; however, Optimum will always vote in the best interest of the shareholders. In the case of a conflict,
Optimum may discuss the conflict and/or the vote with the client. Optimum will consult with an independent third party as well. Such conflicts and the actions taken will be documented.

RECORDKEEPING

      Optimum will maintain records of its proxy votes in accordance with the
Investment Advisers Act of 1940 and preserve such records for the 6 calendar years following the time any proxy vote is cast by Optimum, keeping the most recent 2 full calendar years of proxy voting records in Optimum's office.

DISCLOSURE

      Optimum will provide this summary of its proxy voting policy to all of its advisory clients annually, and Optimum will provide clients with records of proxy voting information for their own proxies at a client's request in accordance with Rule 204-2 of the Advisers Act.

      A copy of Optimum's Proxy Voting Policies and Procedures is available upon request.

                                      171

                        RIVER ROAD ASSET MANAGEMENT, LLC
                                  PROXY VOTING
                             POLICIES AND PROCEDURES

SECTION
23 OF 32

POLICY

      River Road Asset Management, LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

      Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

      It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

      Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

      Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

      The Proxy Voting Policy Committee and its designated service provider,
Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

                                      172

PROCEDURE

      River Road Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEE'S

      River Road Asset Management has established two Proxy Committee's to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy
Voting Procedure Committee. There responsibilities are as follows:

      The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent.
Meetings may be called by any Committee member throughout the year, based on issues that arise.

      The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minumim of the Director of
Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

      The Proxy Voting Policy Committee has hired Institutional Shareholder
Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which River Road Asset Management's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for River Road Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts,
Investment Operations personnel and ISS. The Proxy Officer named is Keri
Chandler.

      The steps for reviewing and submitting votes are as follows:

      -     The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

      -     The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by River Road
            Asset Management.

      -     The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

      -     The Compliance Department will review on a semi-annually
            basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

                                      173

      -     For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares River Road Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

      -     Once a month or more often, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to River Road Asset Management are included in this feed.

      -     ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

      In the absence of specific voting guidelines from the client, River Road
Asset Management will vote proxies in the best interests of each particular client. River Road Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on River Road
Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. 2005 Approved Proxy
Voting Guidelines.

CONFLICTS OF INTEREST

      River Road Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy
Committee. In cases where River Road Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

      -     Documenting the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

      -     Requiring the approval of the Department Head and the CCO prior to providing voting instructions to the voting agent;

      -     Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

      -     Seeking legal counsel.

      In situations where River Road Asset Management perceives a material conflict of interest, the Adviser may:

      -     Defer to the voting recommendation of ISS or another independent third party;

      -     Vote pursuant to client direction (following disclosure of the conflict to the client)

      -     Vote reflectively (in the same proportion and manner as other shareholders),

      -     Abstain from voting; or

                                      174

      -     Take such other action which protects the interests of its clients.

      Circumstances necessitating such actions may include the voting of proxies on securities issued by River Road Asset Management's affiliated corporations or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

      The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of River
Road Asset Management with the issuer of each security to determine if River
Road Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

      If a material conflict of interest exists, the Proxy Voting Policy
Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

      ABN AMRO Asset Management will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

      ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

      -     These policies and procedures and any amendments;

      -     Each proxy statement that River Road Asset Management receives;

      -     A record of each vote that River Road Asset Management casts;

      -     Any document River Road Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the GENERAL MANAGER;

      -     A copy of each written request from a client for information on how
            River Road Asset Management voted such client's proxies, and a copy of any written response.

DISCLOSURE

      -     River Road Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how River Road Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

      -     The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received River
            Road Asset Management's Disclosure Document; or the Proxy Voting
            Policy Committee may send each client the amended Disclosure
            Document. Either mailing shall highlight the inclusion of
            information regarding proxy voting.

                                      175

CLIENT REQUESTS FOR INFORMATION

      -     All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer.

      -     In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how River Road
            Asset Management voted the client's proxy with respect to each proposal about which client enquired.

REGULATORY REFERENCE

Proxy Voting

                               MANUAL VERSION RELEASE DATE: 1/5/2006 10:24:47 AM
      323-A Main St. -- P.O. Box 71 -- Lakeville, CT, 06039 -- (860) 435-0200 --
                                                              fax (860) 435-0031
     (C) Copyright 2005-2006, National Regulatory Services. All Rights Reserved.

                                      176

                                  PROXY VOTING
                             POLICIES AND PROCEDURES
                           TAMRO CAPITAL PARTNERS, LLC

POLICY

TAMRO, as a matter of policy and as a fiduciary to clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of clients. The Company maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Company's proxy policies and practices.
Company policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as make information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents for the client or another party, TAMRO will exercise discretionary voting authority over proxies issued on securities held in client accounts. It is TAMRO policy to vote with a focus on the basis of the investment implications of each issue and in a manner that the Company believes is in the best interest of its clients.

Where possible, it is TAMRO policy to take action on behalf of clients with regard to portfolio holdings which are subject to corporate actions (of a non-proxy nature) so long as the Company is in a position to: (1) have reason to know that the client portfolio holds such a security for which there is a corporation action; and (2) have receipt of notice of corporate action from the client custodian who maintains custody of such security on behalf of the client.
Common corporate actions include tender offers, spin-offs, mergers/de-mergers, and name changes.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are exercised properly and in a timely fashion. Investment advisers registered with the SEC, and who exercise voting authority with respect to client securities, are required by
Rule 206(4)-6 of the Advisers Act to: (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (2) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3)
describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (4) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

                                      177

RESPONSIBILITY

It is the Trader's responsibility to notify the Investment Team of all pending proxy votes. The Investment Team and its designated proxy service provider have the responsibility for the implementation and monitoring of the Company's proxy voting policy, practices, disclosures and record keeping. The Investment Team considers the recommendations of the proxy service provider, but may override such recommendations as deemed appropriate. The CIO is responsible for all override approvals. It is the responsibility of client custodians to notify the
Company of pending corporate actions which impact securities held in client portfolios managed by TAMRO.

PROCEDURES / INTERNAL CONTROLS

TAMRO has adopted procedures to implement, monitor, and amend as necessary the
Company's corporate action and proxy policies, as summarized below.

ROLE OF INVESTMENT TEAM

It is the responsibility of the Investment Team to oversee the proxy process. At least annually, the Investment Team is responsible for approving or amending the guidelines it has established, reviewing the performance of the proxy service provider, and addressing any procedural issues that may arise in proxy voting processes. Meetings may be called by any Investment Team member throughout the year, based on issues that arise.

PROXY VOTING

The proxy service provider offers analysis of proxy proposals, tracks and receives proxies for which TAMRO clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for the Company.

The steps for reviewing and submitting votes are as follows:

-    The Trader reviews the proxy system on a weekly basis during proxy season.

-    The Trader saves copies of the upcoming voting agendas and the number of shares held by TAMRO.

-    The Trader reviews the voting agendas, determines if there are any issues to report to the Investment Team, documents evidence of their review of the agenda, and maintains the copies in a proxy file.

-    For each vote, the Trader reviews the number of shares held for reasonability to ensure that the provider has an accurate record of the shares TAMRO is responsible for voting.

-    If the  Investment  Team chooses to override the proxy  service  provider's recommendations,  the CIO will  complete and sign a Proxy  Override Form to document the decision. Override forms are maintained in proxy files held by the Trader.

-    Once a week the Operations Department submits a file of current clients and their holdings to the proxy provider. Only clients that have delegated voting to TAMRO are included in this feed.

-    The proxy service provider matches the client accounts to the applicable proxy, records the vote and reconciles shares held in TAMRO client accounts against the ballots received for the accounts. Exact matches may not occur due to certain accounts having securities lending arrangements.

-    The CCO will review on a periodic basis the Trader's proxy files to ensure there is evidence of review.

                                      178

VOTING GUIDELINES

In the absence of specific voting guidelines from the client, TAMRO will vote proxies in the best interests of each particular client. The Company's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on the Company's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

CONFLICTS OF INTEREST

There may be instances where the Company or its access persons are subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, due to personal or familial relationships of personnel or when
TAMRO has a business relationship with, or is soliciting business from, the issuing company (or an employee group of a company), or a third party that is a proponent of a particular outcome on a proxy issue. TAMRO requires documentation regarding potential conflicts of interest. In cases where it believes there may be an actual or perceived conflict of interest, the Company requires additional steps that may include obtaining the prior approval of the CCO, obtaining
Investment Team review or approval, deferring to the voting recommendation of a third party, voting pursuant to client direction (following disclosure of the conflict), abstaining from voting, voting reflectively (in the same proportion and manner as other shareholders) or taking such other action as necessary to protect the interests of clients. In all such cases, proxy records will fully reflect such conflicts and their resolution, and include evidence of approvals as necessary.

RECORDKEEPING

TAMRO and the service provider shall retain the following proxy records in accordance with SEC retention requirements:

-    These policies and procedures and any amendments.

-    Each proxy statement that TAMRO receives.

-    A record of each vote that TAMRO casts.

-    Any document TAMRO created that was material to making a decision how to vote proxies, or that memorializes that decision, including Proxy Override
     Forms.

-    A copy of each written request from a client for information on how TAMRO voted such client's proxies, and a copy of any written response.

DISCLOSURE

-    TAMRO will provide information in its ADV Form, Part II summarizing proxy voting policy and procedures, including a statement that clients may request information regarding how the Company voted proxies, and that clients may request a copy of these policies and procedures. Form ADV Part
     II is provided at the time of contract execution and offered annually thereafter.

OTHER CORPORATE ACTIONS

-    At the time of a new client relationship, TAMRO shall direct the client's custodian to add the Company to the mailing/notification list should a corporate action notice come to the attention of the custodian for a holding in the client's TAMRO portfolio. Copies of corporate action notices should be sent to the attention of the Trader.

                                      179

-    The Investment Team shall act upon all such corporate action notices upon receipt, where possible, in a manner that is deemed to be in the client's best interests.

-    All copies of approved corporate action records are maintained in the designated centralized client files maintained by the COO.

CLIENT REQUESTS FOR INFORMATION

-    All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.

-    In response to any request the Investment Team and its designated service provider will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and the manner in which TAMRO voted the client's proxy with respect to each proposal about which the client inquired.

                                      180

                                  PROXY VOTING
                             POLICIES AND PROCEDURES
                         TAPLIN, CANIDA & HABACHT, INC.

POLICY

      TCH, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients. The Adviser may offer assistance as to proxy matters upon a client's request, but the client in all cases has either retained the proxy voting responsibility or designated the responsibility to the custodian or other third party. Upon client request, TCH would consider accepting such responsibility. Consequently, TCH would amend current disclosures and adopt appropriate policies.

      TCH's policy of having no proxy voting responsibility is disclosed to clients in the ADV. TCH has also adopted the policy to include disclosure in all future contracts that the Adviser does not vote proxies.

      The vast majority of ERISA accounts to which TCH acts as investment advisor are fixed-income accounts, which do not participate in proxy voting.

BACKGROUND

      Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are property and timely exercised.

      Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how your address material conflicts that may arise between your interests and those of your client's (b) to disclose to clients how they may obtain information from you with respect to the voting of proxies for their securities; and (c) to describe to clients a summary of your proxy voting policies and procedures and, upon request, furnish a copy to your clients.

                                      181

                            VEREDUS ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES
                               AS OF MAY 31, 2005

I. POLICY

      Proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised. When Veredus Asset Management (VAM) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  VOTING GUIDELINES

      In the absence of specific voting guidelines from the client, VAM will vote proxies in the best interests of the clients.

      The key objectives of the following policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

III. PROXY VOTING PROCEDURES

      (1)   In an effort to assist VAM in gathering information and voting, VAM has outsourced proxy voting to Institutional Shareholder Services
            (ISS), a leading provider of proxy voting and corporate governance services. All proxy ballots are sent directly to ISS from the custodian banks. ISS researches the proxy issues and provides a voting recommendation based upon their proxy-voting manual utilized consistently among all clients (a summary of the ISS proxy voting manual may be obtained upon request). VAM accesses this information via the internet and determines if we agree with the recommendations made by ISS. VAM maintains the right to determine the final vote made. If ISS recommends voting against management, special attention is given to the issue to determine if VAM agrees with the
            recommendation. VAM will research the issue and discuss it with the portfolio managers and if it is determined that a vote with management is in the best interest of the client, we will change the vote by logging onto the ISS Proxymaster website where a manual vote change can be made.

      (2)   As VAM is utilizing ISS, a third party proxy service, we must ensure that ISS does not have a conflict through a separate relationship with an issuer prior to VAM accepting recommendations on voting issues. As part of our voting procedures, VAM will contact ISS and obtain information on any services ISS has performed for the issuer in question and the dollar amount paid for the service. VAM will then assess the information and determine if a conflict exists. If it is determined that a conflict does exist, VAM will perform it's own research of the issues and make an informed decision on the vote. If no conflict exists, VAM will consider the ISS
            recommendation as usual.

                                      182

IV.  CONFLICTS OF INTEREST

      (1)   The Proxy Administrator will identify any conflicts that exist between the interests of VAM and its clients. This examination will include a review of the relationship of VAM and its affiliates with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of VAM or an affiliate of VAM or has some other relationship with VAM or a client of VAM.

      (2)   If a material conflict exists, VAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. VAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee
            Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when VAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, VAM will give the ERISA client the
            opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of VAM when voting proxies if such a conflict exists.

V.   DISCLOSURE

      (1)   VAM will disclose in its Form ADV Part II that clients may contact the Proxy Administrator, Amy Benningfield, via e-mail,
            abenningfield@veredus.com or telephone (502) 214-5281 in order to obtain information on how VAM voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Administrator will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how VAM voted the client's proxy.

      (2)   A concise summary of these Proxy Voting Policies and Procedures will be included in VAM's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Proxy Administrator will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  RECORDKEEPING

      The Proxy Administrator will maintain files relating to VAM's proxy voting procedures in VAM's office. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of VAM. Records of the following will be included in the files:

      (1)   Copies of these proxy voting policies and procedures, and any amendments thereto.

      (2)   A copy of any document VAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

      (3)   A copy of each written client request for information on how VAM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how VAM voted its proxies.

      As VAM has access to proxy statements and records of each vote cast via the ISS Proxymaster website on the internet, we will not maintain paper copies within our office.

                                      183

                     PROXY VOTING GUIDELINES AND PROCEDURES
                       NEW CENTURY CAPITAL MANAGEMENT LLC
                                DECEMBER 5, 2007

      The following represents the guidelines and procedures for NCCM with respect to the voting of proxies on behalf of all clients for which NCCM has responsibility for voting proxies and the keeping of records relating to proxy voting.

      A. GENERAL POLICY. NCCM shall vote proxies related to securities held by clients in a manner guided solely by the best interest of the clients. NCCM shall consider only those factors that relate to the clients' investment, including how its vote will economically impact and affect the value of the clients' investment. Proxy votes generally will be cast in favor of the management recommendation that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholders influence over issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against management recommendations having the opposite effect. Accordingly,
NCCM has engaged Broadridge's ProxyEdge voting services to vote all proxies on behalf of client accounts and recording keeping services.

      B. PROXY VOTING ADMINISTRATION. The Director of Operations or her designee works with the proxy voting service and is responsible for ensuring that all proxies are voted.

      C. VOTING AND USE OF PROXY VOTING SERVICE. NCCM has engaged Broadridge
ProxyEdge Service, an independent Proxy Voting Service, to give NCCM online access in the voting of proxies. In addition, ProxyEdge is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to NCCM upon request. NCCM will process all proxy votes in accordance with the above policy. NCCM will use echo voting for investment company shares when required by law.

      D. CONFLICTS OF INTEREST. NCCM shall vote all proxies based on the best interest of NCCM's clients in accordance with the above policy. NCCM shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy. In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that NCCM is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the Chief Compliance Officer to determine whether a material conflict exists.

      E. REPORTING AND RECORD RETENTION. Upon request, on an annual basis, NCCM will provide its clients with the proxy voting record for that client's account.
The Director of Operations or her designee shall retain records of votes cast on behalf of clients and records of client requests for proxy voting information.
Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. In addition, NCCM will retain copies of its Proxy Voting Procedures and
Guidelines. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

      F. REVIEW OF POLICY. NCCM shall periodically review this policy and the services provided by Broadridge ProxyEdge and Broadridge ProxyDisclosure to file
N-PX to determine whether the continued use of Broadridge is in the best interest of clients.

                                      184

                              SMART PORTFOLIOS LLC
                        IA POLICIES AND PROCEDURES MANUAL

                               12/04/07 TO CURRENT

                                  PROXY VOTING

Policy

Smart Portfolios LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers
Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Investment Policy Committee has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

Smart Portfolios LLC has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

-    All employees will forward any proxy materials received on behalf of clients to the Investment Policy Committee;

                                      185

-    The Investment Policy Committee or designated personnel will determine which client accounts hold the security to which the proxy relates;

-    Absent material conflicts, the Investment Policy Committee will determine how Smart Portfolios LLC should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

-    Smart Portfolios LLC will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Smart Portfolios LLC voted a client's proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

-    All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Investment
     Policy Committee.

-    In response to any request the Investment Policy Committee will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Smart Portfolios LLC voted the client's proxy with respect to each proposal about which client inquired.

Voting Guidelines

-    In the absence of specific voting guidelines from the client, Smart
     Portfolios LLC will vote proxies in the best interests of each particular client. Smart Portfolios LLC's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on
     Smart Portfolios LLC's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

-    Smart Portfolios LLC will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

-    Smart Portfolios LLC will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

-    Smart Portfolios LLC will use echo voting for investment company shares when required by law.

-    In reviewing proposals, Smart Portfolios LLC will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

                                      186

Conflicts of Interest

-    Smart Portfolios LLC will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of
     Smart Portfolios LLC with the issuer of each security to determine if Smart
     Portfolios LLC or any of its employees has any financial, business or personal relationship with the issuer.

-    If a material conflict of interest exists, the Investment Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

-    Smart Portfolios LLC will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Investment Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

-    These policies and procedures and any amendments;

-    Each proxy statement that Smart Portfolios LLC receives;

-    A record of each vote that Smart Portfolios LLC casts;

-    Any document Smart Portfolios LLC created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Investment Policy Committee or proxy committee, if applicable.

-    A copy of each written request from a client for information on how Smart
     Portfolios LLC voted such client's proxies, and a copy of any written response.

                                      187

                     Baring Asset Management Group Companies
                                (the "Companies")

                      Proxy Voting Policies and Procedures

Executive Summary

      The Companies owe fiduciary, contractual, and statutory duties to vote proxies on the securities that they manage for many of their clients. The
Companies will vote client proxies in accordance with the procedures set forth below unless the client retains in writing the right to vote proxies or the
Companies determine that any benefit the client may gain from voting a proxy would be outweighed by the costs associated therewith. For many clients, the
Companies have assumed contractual responsibility to vote proxies on the securities that they manage for those clients' accounts. For ERISA clients
(i.e., employee benefit plans formed pursuant to the Employee Retirement Income
Security Act of 1974), the Companies owe fiduciary and statutory duties to vote proxies on ERISA client securities unless the ERISA clients have explicitly retained the obligation to do so. The Companies also vote proxies for those clients who have invested in certain commingled funds, but do not vote proxies for clients who have invested in the "active/passive" commingled funds maintained at State Street Bank and Trust ("State Street"), as State Street
retains authority to vote proxies for those clients. To ascertain whether a particular client has delegated proxy voting responsibility to the Companies, please contact the Global Events Department or Legal and Compliance Department.

      The Companies reserve the right to amend these Proxy Voting Policies and
Procedures from time to time without prior notice to their clients.

      Special Circumstances When Proxy Votes May Not Be Cast

      In some cases, the Companies may determine that it is not in the best economic interests of clients to vote proxies. For example, some non-U.S.
securities issuers impose fees on shareholders or their custodians for exercising the right to vote proxies. Other issuers may "block," or prohibit, shareholders from transferring or otherwise disposing of their shares for a period of time after the securities holders have noticed their intent to vote their proxies. Moreover, some issuers require the registration of securities in the name of the beneficial owners before permitting proxies to be cast, and thus mandate the disclosure of the identity of beneficial owners of securities, which may be contrary to the wishes of the Companies' clients.

      The U.S. Department of Labor (the "U.S. Labor Department"), which enforces
ERISA, recognizes that ERISA clients may incur additional costs in voting proxies linked to shares of non-U.S. corporations. The U.S. Labor Department advises that investment advisers, such as the Companies, should weigh the effect of voting clients' shares against the cost of voting.

                                      188

      In these instances, the Global Events Department will notify the appropriate portfolio managers of the costs or restrictions that may apply in voting proxies. Portfolio managers, with guidance from the Proxy Committee if desired, will weigh the economic benefit to the Companies' clients of voting those proxies against the cost of doing so. The Global Events Department shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of the Companies.

      Institutional Shareholder Services ("ISS")

      The Companies have contracted with ISS, an independent third party service provider, to vote the Companies' clients' proxies according to ISS's proxy voting recommendations. ISS will also provide proxy analysis, vote recommendations, vote execution and record-keeping services for clients for which the Companies have proxy voting responsibility.

      The clients' custodians forward proxy materials to ISS for those clients who rely on the Companies to vote proxies. ISS forwards proxy proposals along with ISS proxy analysis and vote recommendations to the Companies. The Companies maintain standing instructions that direct ISS to vote all proxies in accordance with ISS recommendations.

      ISS Conflict of Interest

      There may be instances when ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest. In these situations, the applicable portfolio manager will review the issue and, if the Companies do not also have a conflict of interest, direct the Global Events Department to direct
ISS how to vote the proxies. If the Companies have a conflict of interest, the
Companies, in their sole discretion, shall either engage an independent third party to provide a vote recommendation or contact the client for direction as to how to vote the proxies.

      Override of ISS Recommendation

      There may be occasions where the Companies' portfolio managers seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that the Companies' portfolio managers disagree with an ISS recommendation on a particular voting issue, the appropriate portfolio manager shall document in writing the reasons that the portfolio manager believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Global Events Department.

                                      189

      The Global Events Team shall review the rationale stated to ensure that it is expressed in clear, understandable and complete sentences. Any concerns should be returned to the Portfolio Manager for clarification and revision of the rationale. The Global Events Team shall ensure that when the company is a client of Barings and we wish to vote with the company contrary to the recommendation of ISS, that the procedure set out in this policy under
'Conflicts of Interest' is followed.

      Responsibility for the provision of a clear rationale for each occasion when ISS recommendation is not to be followed rests with the Portfolio Manager.
The Proxy Voting Committee at each meeting will collectively review and approve the rationale given. If any rationale is judged to be inadequate, further clarification will be requested from the Portfolio Manager.

      The Global Events Team can refer the matter to the Proxy Committee where they are concerned with the rationale for overriding ISS recommendations.

Special Client Instructions

      There are instances when a client has instructed the Companies how they would like the Companies to vote proxies on particular issues of corporate governance or other matters. The Companies will be responsible for voting in accordance with the client instructions. The Global Events Department will maintain a list of clients that have provided the Companies with special proxy voting instructions, and will ensure that the client's account is set up as a segregated account with ISS. Furthermore, the Global Events Department is responsible for sending a request form to the Client Service Representative responsible for that client to obtain from the Client Service Representative the specific voting instructions on behalf of that client.

      Proxy Committee

      The Companies have established a Proxy Voting Committee, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A list of the current members of the
Proxy Voting Committee is attached hereto as Schedule A. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The Proxy Committee meetings may be conducted in person, telephonically, or via electronic communication (e-mail). A member of the Global Events Department will manage the proxy voting process, which includes the taking of minutes of the Proxy Committee, the voting of proxies, and the maintenance of appropriate records.

      The Global Events Department shall call Proxy Committee meetings, prior to the casting of a vote, to review votes where ISS is conflicted. In these situations, the Proxy Committee shall meet to review the issue and direct ISS how to vote the proxy. The Proxy Committee shall review information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall describe any real or perceived conflict of interest and any procedures used to address such conflict of interest.

                                      190

      The Global Events Department shall also call quarterly Proxy Committee meetings to: (i) monitor the Companies' adherence to these Procedures; (ii)
review votes against ISS recommendations or where ISS was conflicted; (iii)
review the list of client requests for a copy of these Procedures and/or the proxy voting record; and (iv) review new corporate governance issues and industry trends and determine whether changes to these Procedures are necessary or appropriate.

      Conflicts of Interest -- general

      To avoid voting proxies in circumstances where the Companies have or may have any conflict of interest, real or perceived, the Companies have contracted with ISS to provide proxy analysis, vote recommendations and voting of proxies, as discussed herein. In instances where ISS has recused itself and makes no recommendation on a particular matter the portfolio manager can direct the
Global Events department to direct ISS how to vote proxies assuming the portfolio manager and the Proxy Committee confirm the Companies are not conflicted. If an override submission is requested by a portfolio manager, the
Proxy Committee shall determine how the proxy is to be voted, in which case the
Proxy Committee will determine whether a conflict of interest exists and that the rationale to vote against ISS is reasonable and is in the best interests of clients.

      There may be occasions when a portfolio manager and/or member of its team who are involved in the proxy voting decision may have a conflict of interest, or the Companies have a business relationship with the company soliciting the proxy. A person shall not be considered to have a conflict of interest if the person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any person with actual knowledge of a conflict of interest relating to a particular item shall disclose that conflict to the
Global Events Department.

      The following are examples of situations where a conflict of interest may exist:

            -     The company soliciting the proxy is a client of the Companies;

            -     The company soliciting the proxy is an affiliate of the
                  Companies;

            -     An employee of the Companies is a also a director, officer or employee of the company soliciting the proxy; and

            -     A portfolio manager and/or a partner/spouse of a SIT member, who is involved in making the voting decision is a director, officer, or employee of the company soliciting the proxy.

                                      191

      To monitor the above examples of where a conflict of interest may exist, the Global Events Department is responsible for maintaining a list of all publicly traded clients (and the client's parent company) of the Companies. The
Companies currently have no affiliates that are publicly traded companies. The
London Legal Department shall maintain a list of all employees of the Companies who are directors or officers of publicly traded companies, and shall advise, as applicable, the London Head of Compliance, who will then advise the Global
Events Department. The portfolio manager and members of the SIT who are involved in the voting decision are responsible for notifying the Global Events
Department, via the proxy voting form, if said portfolio manager, member or said member's partner/spouse is a director, officer or employee of the company soliciting the proxy or if the SIT member is aware of any other possible real or perceived conflicts of interest.

      The Companies have a duty to vote proxies in the best interests of their clients. Therefore, in situations where there is a real or perceived conflict of interest, the Companies will either vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service, or disclose the conflict to the client and obtain the client's direction to vote the proxy.

CONFLICTS OF INTEREST -- BARINGS MUTUAL FUNDS

DISCRETIONARY CLIENTS.

      Where the IMA requires it OR for UK mutual funds, we cannot vote our
Clients' holdings of any mutual funds or other securities managed or advised by
Barings or any other member of the MassMutual group -- an "In-House Vote" --
unless we have obtained the relevant Client's prior instructions on how to vote that particular holding -- and irrespective of whether we are voting in line with ISS's recommendation.

      In this scenario, each Client will need to be contacted and their specific instructions sought on how we should vote. These instructions should be obtained in accordance with any applicable requirements as regards obtaining instructions as specified in the relevant IMA / Authorised Signatory list, with appropriate records maintained to demonstrate that this has been done.

      The default position will be that it is assumed the client must be contacted unless proved otherwise (note: for UK mutual funds we must always contact the clients). Where the IMA does not require the client to be contacted, then we can only vote in line with ISS recommendations. If the Portfolio Manager wishes to override ISS recommendations they must get the written agreement of the client.

      MUTUAL FUNDS

      In a situation where one Barings mutual fund is invested in another
Barings mutual fund then the following process should be followed.

                                      192

      UK Funds. These units cannot be voted. This is in accordance with FSA requirements.

      Non UK Funds. Voting should be undertaken in accordance with the provisions stated in the general 'Conflict of Interest' section above. If a
Portfolio Manager wishes to override ISS (or another independent third party)
recommendation then this will be referred to the Proxy Voting Committee for review. Any decision by the Proxy Voting Committee to override the recommendation of an independent third party must demonstrate why it is considered to be in the interests of Barings' clients.

ISS Proxy Voting Guidelines

      A copy of ISS's proxy voting guidelines can be found on the ISS Website at
http://www.issproxy.com/policy/2006policy.jsp.

Proxy Voting Policies and Procedures and Voting Records

      A copy of these Proxy Voting Policies and Procedures as well as a record of how proxies have been voted for a client's account will be provided to the client upon request. Clients may request a copy of these Proxy Voting Policies and Procedures and information about how the Companies voted proxies on the client's behalf by contacting their client service representative.

Recordkeeping

      The Companies must retain the following documentation as it relates to proxy voting:

1.    Copies of all Proxy Voting policies & Procedures;

2.    A copy of each proxy statement received regarding client securities;

      (An adviser may satisfy this requirement by relying on a third party to make and retain, on the adviser's behalf, a copy of a proxy statement
      (provided that the adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission's
      Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.)

3.    A record of each vote cast on behalf of a client;

      (An adviser may satisfy this requirement by relying on a third party to make and retain, on the adviser's behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.)

4.    A copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

5.    A copy of each written request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.

      The above records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the adviser. The Companies rely on ISS and the
Global Events Department to maintain the above records.

                                      193

                       CARDINAL CAPITAL MANEGEMENT, L.L.C.
                      PROXY VOTING POLICIES AND PROCEDURES

                              AS OF AUGUST 1, 2006

I. POLICY

      Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  PROXY VOTING PROCEDURES

      (a) All proxies received by Cardinal Capital will be sent to Thomas J.
Spelman. Thomas J. Spelman will:

            (1) Keep a record of each proxy received;

            (2) Forward the proxy to the appropriate Portfolio Manager.

            (3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates;

            (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls
(reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

            (5) Absent material conflicts (see Section IV), the Portfolio
Manager will determine how Cardinal Capital should vote the proxy. The Portfolio
Manager will send its decision on how Cardinal Capital will vote a proxy to
Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

            (6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas
J. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

                                      194

III.  VOTING GUIDELINES

      In the absence of specific voting guidelines from the client, Cardinal
Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Cardinal
Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

      Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

      Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

            For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

            (1)   Whether the proposal was recommended by management and
                  Cardinal Capital's opinion of management;

            (2)   Whether the proposal acts to entrench existing management; and

            (3)   Whether the proposal fairly compensates management for past and future performance.

IV. CONFLICTS OF INTEREST

            (1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal
Capital.

            (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee
Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

                                      195

V.   DISCLOSURE

      (a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at
tspelman@cardcap.com in order to obtain information on how Cardinal Capital voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client's proxy.

      (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital's Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.   RECORDKEEPING

      Thomas J. Spelman will maintain files relating to Cardinal Capital's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

      (a) Copies of these proxy voting policies and procedures, and any amendments thereto.

      (b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

      (c) A record of each vote that Cardinal Capital casts.

      (d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

      (e) A copy of each written client request for information on how Cardinal
Capital voted such client's proxies, and a copy of any written response to any
(written or oral) client request for information on how Cardinal Capital voted its proxies.

                                      196

                       PROXY VOTING POLICY AND PROCEDURES

                          MB INVESTMENT PARTNERS, INC.

                                Adopted June 2003

      I. STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

      II. PROXY VOTING PROCEDURES

All proxies received by the Adviser will be sent to the Portfolio Manager who will:

            -    Keep a record of each proxy received;

            -    Determine which accounts managed by the Adviser hold the
                 security to which the proxy relates;

            -    Absent material conflicts (see Section IV below), the Portfolio
                 Manager will determine how the Adviser should vote the proxy.
                 The Portfolio Manager will send its decision on how the Adviser will vote a proxy to the Compliance Officer. The Portfolio
                 Manager is responsible for completing the proxy and delivering the proxy in a timely and appropriate manner.

      III. VOTING GUIDELINES

In the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

            -     Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock

            -     Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce
                  cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

                                      197

            -     Whether the proposal was recommended by management and the
                  Adviser's opinion of management;

            -     Whether the proposal acts to entrench existing management; and

            -     Whether the proposal fairly compensates management for past and future performance.

      IV. CONFLICTS OF INTEREST

      1.    The Portfolio Manager will identify any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of the Adviser or an affiliate of the Adviser or has some other relationship with the
            Adviser or a client of the Adviser. The Compliance Officer will review proxy votes submitted by the Portfolio Manager for any conflicts of the manager.

      2.    If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above are in the best interests of the client. If a material conflict exists, the Adviser will also disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of
            1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the
            Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

      V. DISCLOSURE

      1.    The Adviser will disclose in its Form ADV Part II that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client's proxy.

      2.    A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance
            Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Adviser's Form ADV
            Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

      VI. RECORDKEEPING

The Compliance Officer will maintain files or ensure files are being maintained by the appropriate personnel of the Adviser relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

            -    Copies of this proxy voting policy and procedures, and any amendments thereto.

            -    A copy of each proxy statement that the Adviser receives.

            -    A record of each vote that the Adviser casts.2

            -    A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision.

            -    A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

1    The Adviser may choose instead to have a third party retain a copy of proxy statements (provided that third party undertakes to provide a copy of the proxy statements promptly upon request).

2    The Adviser may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request).

                                      198

(ASTON ASSET MANAGEMENT LOGO)

                                             ANNUAL REPORT 2009
                                             October 31, 2009

                                             CLASS N, I & R SHARES
                                             EQUITY, INTERNATIONAL, ALTERNATIVE,
                                             SECTOR, BALANCED & FIXED INCOME

                             (GRAPHIC)

                                             Aston Funds

Aston Funds

Dear Fellow Shareholder:

What a difference a year makes.

Just twelve months ago, global financial markets were mired in one of their worst panics since the Great Depression, most of the world's major economies were contracting sharply and investors were flocking to high-quality government-backed bonds, the asset class deemed most defensive in periods of stress. Now, the global economy continues to show signs of stabilization, liquidity has begun to return to the credit markets and investors increasingly are exhibiting a greater appetite for riskier assets. In response, U.S. and foreign stocks have posted some of their strongest gains in history since March
2009, and high-yield and investment-grade corporate bonds have enjoyed a sharp rally during that span.

What can we learn from the past year?

More than any other year we can recall, the past 12 months serve as a sharp reminder of the importance of the basic principles of investing. First, staying the course over the long-term often is the most beneficial approach and helps reduce the emotion of investing. As one example of this, many investors who maintained their exposure to the U.S. stock market over the past year generally were better off one year later than those who sold and remained out of stocks altogether. On October 31, 2009, the Standard & Poor's 500(R) Index stood at
1036.19, up nearly 7% from a year earlier. This statistic helps illustrate the perils of trying to time swings in market performance. Second, diversification across asset classes still matters. Although there has been a higher-than-normal correlation between the returns of riskier asset classes over the past several years, high-quality equity and bond income producing investments and certain high liquidity alternative products generally have proven to be an effective method for diversifying a portfolio.

Where do we go from here?

Given the severity of the financial crisis and the economic downturn, a full recovery in the global economy and financial markets may take longer than normal. Although major challenges undoubtedly lie ahead, we remain optimistic that long-term opportunities will, as they always do during any transition, continue to emerge.

To continue to meet and capitalize on those challenges and the inevitable opportunities that will emerge from them, we believe that we have assembled one of the most talented and time-tested team of subadvisers in the business under the Aston Funds umbrella. Each of them is a best-of-breed money manager that pursues a disciplined, process-driven management style that helped us weather the recent storm better than many.

In the pages that follow, we submit this annual report for Aston Funds. To our long-standing shareholders, we extend our thanks for your continued support. And to those who have recently joined us, we welcome you into the family.

Best wishes for a profitable and productive 2010.

Sincerely,

/s/ Kenneth Anderson

Kenneth Anderson
President
Aston Funds

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Aston or any other person in Aston Asset Management LLC. Any such views are subject to change at any time based upon market or other conditions and Aston disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Aston Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Aston Fund.

Aston Funds

LARGE CAP FUNDS
   Montag & Caldwell Growth Fund
   Veredus Select Growth Fund
   Growth Fund
   Optimum Large Cap Opportunity Fund
   Value Fund
   TAMRO Diversified Equity Fund

EQUITY INCOME FUND
   River Road Dividend All Cap Value Fund

MID CAP FUNDS
   Optimum Mid Cap Fund
   Montag & Caldwell Mid Cap Growth Fund
   Cardinal Mid Cap Value Fund

SMALL-MID CAP FUND
   River Road Small-Mid Cap Fund

SMALL CAP FUNDS
   Veredus Aggressive Growth Fund
   TAMRO Small Cap Fund
   River Road Small Cap Value Fund

INTERNATIONAL FUNDS
   Neptune International Fund
   Barings International Fund

ALTERNATIVE FUNDS
   Dynamic Allocation Fund
   New Century Absolute Return ETF Fund
   M.D. Sass Enhanced Equity Fund
   Lake Partners LASSO Alternatives Fund

SECTOR FUND
   Fortis Real Estate Fund

BALANCED FUNDS
   Montag & Caldwell Balanced Fund
   Balanced Fund

FIXED INCOME FUND
   TCH Fixed Income Fund

      THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS
       OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
      INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
       PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES,
                    POLICIES, EXPENSES AND OTHER INFORMATION.

          ASTON FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE
                        ROAD, KING OF PRUSSIA, PA 19406.

             SHAREHOLDER SERVICES 800 992-8151 - www.astonfunds.com

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                        1

Aston Funds
MONTAG & CALDWELL GROWTH FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                   Ronald E. Canakaris, CFA, CIC

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   After selling off sharply during the first months of this year, the market experienced a remarkable rally off its March lows in anticipation of a second-half recovery in economic activity. The Fund participated with returns ahead of the S&P 500 Index ("S&P 500"), though it trailed its
     Russell 1000(R) Growth Index ("Russell 1000 Growth") benchmark. In this environment, many of the stocks that helped the Fund significantly outperform both the S&P 500 and the Russell 1000 Growth during the previous two years were a short-term drag on relative performance given a resurgence in some of the more beaten down names and an apparent increase in investors' appetite for risk. In our work, valuations of many of the more cyclical and lesser quality issues appear extended based on 2010 earnings.
     The biggest detractor from relative performance versus the Russell 1000
     Growth this year was stock selection in the Consumer Discretionary and
     Financial sectors. We would note both of these areas were contributors to
     2008's positive relative returns. The Fund benefited from strong stock selection in the Technology, Energy, and Healthcare sectors.

Q.   What were the best performing holdings for the Fund during the period?

A.   Schering-Plough was one of the portfolio's best performers as it agreed to be acquired by Merck in a cash and stock transaction. The Fund also benefited from holdings in Apple, as the company's iPhone continued to drive growth in earnings and the company benefited from better than expected sales of both its computers and iPods. Cameron International performed well on a recovery in the price of oil and earnings held up relatively well due to significant exposure to a secular trend towards deep-water oil exploration. Google contributed to returns as top-line growth resumed and its management demonstrated an ability to restrain spending. Allergan benefited from an expectation that its earnings would improve with increased expenditures on discretionary healthcare items such as cosmetic surgery.

Q.   What were the weakest performing holdings?

A.   Stryker's performance lagged in 2009 as the company had several unresolved regulatory issues. Wells Fargo hurt the Fund's results during the year as we sold it and built a position in JPMorgan Chase. Devon was negatively affected by ongoing weakness in the price of natural gas, which did not recover. Gilead and Procter & Gamble were among our better performers in
     2008 but did not do well in 2009 due to an investor preference for more cyclical issues.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We continue to believe the stock market reached a bear market low on March
     9, 2009, and that a cyclical bull market is under way. While the S&P 500 is more fairly valued after a nearly 60% increase from its March 9 low, we are still finding plenty of attractively valued stocks. Furthermore, there is ample fiscal and monetary liquidity to support financial markets and promote economic growth. In our opinion, a synchronized global economic recovery is under way amid low inflation that should contribute to higher share prices and mitigate the stock market's risk. Also limiting risk is the fact that with inflation low there is no reason the Federal Reserve
     Board (the "Fed") should tighten its policy any time soon. Still, because the market is more fairly valued and technically overbought, we do see an increasing risk of a market correction over the short-term. We would view that development as a correction within a bull market, and expect the market subsequently to move higher with the global recovery.

     In our opinion the outlook for large-cap growth stocks is good, particularly for high-quality secular growers. Looking ahead to 2010 earnings, we believe the attractiveness of these stocks will become evident as we transition to an earnings driven market. On anticipated 2010 earnings, these companies' growth rates appear more attainable and their valuations more reasonable.

                        GROWTH OF A HYPOTHETICAL $10,000
                               INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Montag & Caldwell Growth Fund

         Montag & Caldwell Growth                        Morningstar(R) Large
           Fund - Class N Shares    Russell 1000 index      Growth Category
         ------------------------   ------------------   --------------------
Nov-94            10,000                   10,000               10,000
Oct-95            13,187                   12,921               12,469
Oct-96            17,131                   15,770               14,877
Oct-97            22,925                   20,575               18,950
Oct-98            27,027                   25,645               21,912
Oct-99            34,958                   34,428               30,004
Oct-00            34,623                   37,641               35,120
Oct-01            28,608                   22,603               22,252
Oct-02            24,271                   18,168               18,260
Oct-03            26,452                   22,131               22,125
Oct-04            27,482                   22,879               22,882
Oct-05            29,878                   24,895               25,225
Oct-06            32,273                   27,593               27,508
Oct-07            40,795                   32,899               33,442
Oct-08            28,095                   20,743               20,413
Oct-09            32,331                   24,375               23,546

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

                       RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          15.08%
Five Year          3.30%
Ten Year          -0.78%
Since Inception    8.14%

Inception Date 11/02/94

                     Average Annual Total Returns - Class I

One Year          15.36%
Five Year          3.58%
Ten Year          -0.51%
Since Inception    5.90%

Inception Date 06/28/96

                     Average Annual Total Returns - Class R

One Year          14.87%
Five Year          3.08%
Since Inception    4.41%

Inception Date 12/31/02

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND I CLASS IS 1.08% AND 0.83%
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. PLEASE REFER
TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009 FISCAL YEAR END
RELATED INFORMATION.

                                        2

Aston Funds
MONTAG & CALDWELL GROWTH FUND                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    26%
CONSUMER STAPLES                          22%
HEALTH CARE                               16%
CONSUMER DISCRETIONARY                    10%
ENERGY                                     9%
INDUSTRIALS                                6%
FINANCIALS                                 6%
MATERIALS                                  1%
CASH & NET OTHER ASSETS AND LIABILITIES    4%

% OF TOTAL NET ASSETS

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
COMMON STOCKS - 96.39%
               CONSUMER DISCRETIONARY - 10.40%
   1,715,700   McDonald's .....................................   $  100,557,177
     867,700   NIKE, Class B ..................................       53,953,586
   1,820,000   TJX ............................................       67,977,000
   1,316,900   Walt Disney ....................................       36,043,553
                                                                  --------------
                                                                     258,531,316
                                                                  --------------
               CONSUMER STAPLES - 22.08%
   2,050,000   Coca-Cola ......................................      109,285,500
     976,500   Colgate-Palmolive ..............................       76,782,195
   1,325,000   Costco Wholesale ...............................       75,326,250
   1,200,000   CVS Caremark ...................................       42,360,000
   1,630,000   PepsiCo ........................................       98,696,500
     900,000   Procter & Gamble ...............................       52,200,000
   1,900,000   Wal-Mart Stores ................................       94,392,000
                                                                  --------------
                                                                     549,042,445
                                                                  --------------
               ENERGY - 8.99%
   1,800,300   Cameron International * ........................       66,557,091
     804,400   Occidental Petroleum ...........................       61,037,872
   1,541,500   Schlumberger ...................................       95,881,300
                                                                  --------------
                                                                     223,476,263
                                                                  --------------
               FINANCIALS - 5.52%
   4,740,400   Charles Schwab .................................       82,198,536
   1,318,800   JPMorgan Chase .................................       55,086,276
                                                                  --------------
                                                                     137,284,812
                                                                  --------------
               HEALTH CARE - 15.90%
   2,100,000   Abbott Laboratories ............................      106,197,000
   1,340,400   Allergan .......................................       75,397,500
   1,565,000   Gilead Sciences * ..............................       66,590,750
   3,675,000   Schering-Plough ................................      103,635,000
     950,000   Stryker ........................................       43,700,000
                                                                  --------------
                                                                     395,520,250
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               INDUSTRIALS - 6.24%
     840,000   3M .............................................   $   61,798,800
     388,400   Burlington Northern Santa Fe ...................       29,254,288
     662,600   Emerson Electric ...............................       25,013,150
     879,700   Fluor ..........................................       39,076,274
                                                                  --------------
                                                                     155,142,512
                                                                  --------------
               INFORMATION TECHNOLOGY - 26.47%
     640,000   Apple * ........................................      120,640,000
     219,000   Google, Class A * ..............................      117,410,280
   2,381,000   Hewlett-Packard ................................      113,002,260
   2,151,200   Juniper Networks * .............................       54,877,112
   2,270,000   QUALCOMM .......................................       94,000,700
     877,800   Research In Motion * ...........................       51,553,194
   1,410,000   Visa, Class A ..................................      106,821,600
                                                                  --------------
                                                                     658,305,146
                                                                  --------------
               MATERIALS - 0.79%
     293,300   Monsanto .......................................       19,703,894
                                                                  --------------
               TOTAL COMMON STOCKS
                  (Cost $2,128,076,237) .......................    2,397,006,638
                                                                  --------------
INVESTMENT COMPANY - 3.62%
  90,080,974   BlackRock Liquidity Funds
                  TempCash Portfolio ..........................       90,080,974
                                                                  --------------
               TOTAL INVESTMENT COMPANY
                  (Cost $90,080,974) ..........................       90,080,974
                                                                  --------------
TOTAL INVESTMENTS - 100.01%
   (Cost $2,218,157,211)** ....................................    2,487,087,612
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.01)% ....................        (264,297)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $2,486,823,315
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $2,242,002,762.

Gross unrealized appreciation....   $ 272,366,855
Gross unrealized depreciation....     (27,282,005)
                                    -------------
Net unrealized appreciation......   $ 245,084,850
                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       3

Aston Funds
VEREDUS SELECT GROWTH FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

            B. Anthony Weber; Charles Mercer, Jr., CFA & Michael E. Johnson, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The volatility that marked the end of 2008 spilled over into 2009 as the market finally bottomed amid a panicked selloff in February and March. Off that bottom, those stocks that had suffered the most and that were most leveraged saw the greatest increase in price, stocks that the Fund generally did not own. Earnings surprise and estimate revision, the core of our strategy, were of little consequence during the period until the third quarter of 2009. It was during that quarter that the Fund outpaced the market and its rivals. Unfortunately, volatility was reintroduced into the market during the fourth quarter as investors became nervous about lackluster Gross Domestic Product ("GDP") growth.

Q.   What were the best performing holdings for the Fund during the period?

A.   The Fund's top three stocks for the just ended 12-month period represented a varied group of industries. Financial firm Morgan Stanley rose significantly and we added value trading around this name several times before selling out of the position. Ford Motor, of all stocks, was up substantially, as was semiconductor firm Marvell Technology Group. Overall,
     Technology and the Consumer Discretionary spaces were our two best contributing sectors.

Q.   What were the weakest performing holdings?

A.   We did a poor job with bank stocks as we attempted to buy high-quality names during the fourth quarter of 2008 like JPMorgan Chase and U.S.
     Bancorp. Those positions quickly went against us as lending write-offs continued. We chose to go with Morgan Stanley and Bank of America later on in the year because of their larger brokerage exposure. From a sector standpoint, Healthcare was the albatross, as we sold names like Intuitive
     Surgical and Illumina at inopportune times as we let the macroeconomic influences of the state of hospital balance sheets affect our thought process and sold them too early. Despite the fact that we were underweight this sector due to the uncertainty of the healthcare reform bill, we still lost significant ground relative to the benchmark in this space.
     Industrials detracted from performance, with most of the shortfall coming from the Transportation industry early on in the period.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Early cycle sectors such as Technology and Consumer Discretionary dominate the portfolio as we feel that we are seeing a classic "V-shaped"
     recovery--where the deeper the recession the better the bounce off the bottom. The earnings surprise and estimate revision metrics within the portfolio indicate this. Semiconductor stocks such as Intel and Micron
     Technology lead the Technology exposure, while names like Best Buy and Ford
     Motor front the Consumer space. We firmly believe there is pent up demand for certain big-ticket items as the "cash for clunkers" program proved. We feel a major PC upgrade cycle is underway as corporate America is flush with cash and capital spending doesn't seem to be able to go much lower as it is now at a 40-year low as a percent of GDP. The other larger area of exposure is in the Financials sector, which includes names like Blackstone
     Group and T. Rowe Price Group.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Veredus Select Growth Fund

         Veredus Select Growth                               Morningstar(R) Large
                  Fund           Russell 1000 Growth Index      Growth Category
         ---------------------   -------------------------   --------------------
Dec-01           10,000                    10,000                    10,000
Oct-02            7,290                     7,347                     7,470
Oct-03            9,330                     8,950                     9,052
Oct-04           10,310                     9,252                     9,363
Oct-05           11,880                    10,067                    10,321
Oct-06           13,094                    11,159                    11,256
Oct-07           16,778                    13,304                    13,683
Oct-08           10,219                     8,388                     8,352
Oct-09           10,666                     9,857                     9,634

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year             4.37%
Five Year            0.68%
Since Inception      0.83%

Inception Date 12/31/01

                     Average Annual Total Returns - Class I

One Year             4.81%
Since Inception     -3.35%

Inception Date 09/11/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       4

Aston Funds
VEREDUS SELECT GROWTH FUND                                      OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    44%
CONSUMER DISCRETIONARY                    32%
FINANCIALS                                13%
INDUSTRIALS                                3%
CONSUMER STAPLES                           3%
ENERGY                                     3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
COMMON STOCKS - 98.00%
               CONSUMER DISCRETIONARY - 31.72%
      99,625   Best Buy .......................................   $    3,803,682
      52,100   Carnival .......................................        1,517,152
     203,100   CBS, Class B ...................................        2,390,487
     341,300   Ford Motor * ...................................        2,389,100
     140,600   International Game Technology ..................        2,508,304
     112,300   J.C. Penney ....................................        3,720,499
     122,400   Las Vegas Sands * ..............................        1,847,016
     159,625   Macy's .........................................        2,804,611
     101,775   Royal Caribbean Cruises * ......................        2,058,908
      66,775   Starwood Hotels & Resorts Worldwide ............        1,940,482
      84,800   Urban Outfitters * .............................        2,661,024
                                                                  --------------
                                                                      27,641,265
                                                                  --------------
               CONSUMER STAPLES - 3.01%
      61,825   Estee Lauder, Class A ..........................        2,627,563
                                                                  --------------
               ENERGY - 2.41%
     115,900   Valero Energy ..................................        2,097,790
                                                                  --------------
               FINANCIALS - 13.36%
     151,425   Blackstone Group ...............................        2,032,123
      63,225   Capital One Financial ..........................        2,314,035
     267,800   Host Hotels & Resorts ..........................        2,707,458
      40,500   Invesco ........................................          856,575
      42,300   Prudential Financial ...........................        1,913,229
      37,300   T. Rowe Price Group ............................        1,817,629
                                                                  --------------
                                                                      11,641,049
                                                                  --------------
               INDUSTRIALS -  3.31%
     191,975   Hertz Global Holdings * ........................        1,787,287
      23,075   Manpower .......................................        1,093,986
                                                                  --------------
                                                                       2,881,273
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               INFORMATION TECHNOLOGY - 44.19%
     100,000   Akamai Technologies * ..........................   $    2,200,000
     497,625   Alcatel-Lucent, SP ADR * (France) ..............        1,836,236
      45,425   Analog Devices .................................        1,164,243
      62,850   Broadcom, Class A * ............................        1,672,438
     119,900   Cisco Systems * ................................        2,739,715
     192,200   Corning ........................................        2,808,042
     143,775   Dell * .........................................        2,083,300
      53,700   Dolby Laboratories, Class A * ..................        2,252,178
     117,850   EMC * ..........................................        1,940,990
     142,700   Intel ..........................................        2,726,997
      54,200   KLA-Tencor .....................................        1,762,042
     125,000   Marvell Technology Group * .....................        1,715,000
     235,800   Micron Technology * ............................        1,601,082
     288,575   Motorola .......................................        2,473,088
      34,700   Research In Motion * ...........................        2,037,931
      83,125   SanDisk * ......................................        1,702,400
     600,000   United Microelectronics, SP ADR * (Taiwan) .....        1,974,000
      32,500   Visa, Class A ..................................        2,462,200
      40,200   Western Digital * ..............................        1,353,936
                                                                  --------------
                                                                      38,505,818
                                                                  --------------
               TOTAL COMMON STOCKS
                  (Cost $80,409,480) ..........................       85,394,758
                                                                  --------------
INVESTMENT COMPANY - 1.06%
     919,496   BlackRock Liquidity Funds
                  TempCash Portfolio ..........................          919,496
                                                                  --------------
               TOTAL INVESTMENT COMPANY
                  (Cost $919,496) .............................          919,496
                                                                  --------------
TOTAL INVESTMENTS - 99.06%
   (Cost $81,328,976)** .......................................       86,314,254
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.94% ......................          822,206
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   87,136,460
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $81,328,976.

Gross unrealized appreciation ...............   $ 9,105,551
Gross unrealized depreciation ...............    (4,120,273)
                                                -----------
Net unrealized appreciation .................   $ 4,985,278
                                                ===========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       5

Aston Funds
GROWTH FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                   Robert E. Canakaris, CFA, CIC

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   After selling off sharply during the first months of this year, the market experienced a remarkable rally off its March lows in anticipation of a second-half recovery in economic activity. The Fund participated with returns ahead of the S&P 500, though it trailed its Russell 1000 Growth benchmark. In this environment, many of the stocks that helped the Fund significantly outperform both the S&P 500 and the Russell 1000 Growth during the previous two years were a short-term drag on relative performance given a resurgence in some of the more beaten down names and an apparent increase in investors' appetite for risk. In our work, valuations of many of the more cyclical and lesser quality issues appear extended based on 2010 earnings. The biggest detractor from relative performance versus the Russell 1000 Growth this year was stock selection in the
     Consumer Discretionary and Financial sectors. We would note both of these areas were contributors to 2008's positive relative returns. The Fund benefited from strong stock selection in the Technology, Energy, and
     Healthcare sectors.

Q.   What were the best performing holdings for the Fund during the period?

A.   Schering-Plough was one of the portfolio's best performers as it agreed to be acquired by Merck in a cash and stock transaction. The Fund also benefited from holdings in Apple, as the company's iPhone continued to drive growth in earnings and the company benefited from better than expected sales of both its computers and iPods. Cameron International performed well on a recovery in the price of oil and earnings held up relatively well due to significant exposure to a secular trend towards deep-water oil exploration. Google contributed to returns as top-line growth resumed and its management demonstrated an ability to restrain spending. Allergan benefited from an expectation that its earnings would improve with increased expenditures on discretionary healthcare items such as cosmetic surgery.

Q.   What were the weakest performing holdings?

A.   Stryker's performance lagged in 2009 as the company had several unresolved regulatory issues. Wells Fargo hurt the Fund's results during the year as we sold it and built a position in JP Morgan Chase. Devon was negatively affected by ongoing weakness in the price of natural gas, which did not recover. Gilead Sciences and Procter & Gamble were among our better performers in 2008 but did not do well in 2009 due to an investor preference for more cyclical issues.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We continue to believe the stock market reached a bear market low on March
     9, 2009, and that a cyclical bull market is under way. While the S&P 500 is more fairly valued after a nearly 60% increase from its March 9 low, we are still finding plenty of attractively valued stocks. Furthermore, there is ample fiscal and monetary liquidity to support financial markets and promote economic growth. In our opinion, a synchronized global economic recovery is under way amid low inflation that should contribute to higher share prices and mitigate the stock market's risk. Also limiting risk is the fact that with inflation low there is no reason the Fed should tighten its policy any time soon. Still, because the market is more fairly valued and technically overbought, we do see an increasing risk of a market correction over the short-term. We would view that development as a correction within a bull market, and expect the market subsequently to move higher with the global recovery.

     In our opinion the outlook for large-cap growth stocks is good, particularly for high-quality secular growers. Looking ahead to 2010 earnings, we believe the attractiveness of these stocks will become evident as we transition to an earnings driven market. On anticipated 2010 earnings, these companies' growth rates appear more attainable and their valuations more reasonable.

                        GROWTH OF A HYPOTHETICAL $10,000
                               INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Growth Fund

                                    Morningstar(R)
           ABN AMRO     Russell      Large Growth
         Growth Fund   1000 Index      Category
         -----------   ----------   --------------
Dec-93      10,000       10,000         10,000
Oct-94      10,173       10,607         10,439
Oct-95      13,088       13,705         13,016
Oct-96      16,619       16,727         15,530
Oct-97      20,801       21,824         19,782
Oct-98      26,090       27,202         22,874
Oct-99      33,321       36,518         31,321
Oct-00      39,858       39,925         36,661
Oct-01      29,514       23,975         23,229
Oct-02      26,929       19,271         19,061
Oct-03      30,689       23,474         23,097
Oct-04      31,589       24,268         23,887
Oct-05      32,971       26,406         26,333
Oct-06      34,800       29,268         28,716
Oct-07      38,923       34,896         34,910
Oct-08      25,783       22,002         21,309
Oct-09      29,876       25,855         24,580

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          15.87%
Five Year         -1.11%
Ten Year          -1.09%
Since Inception    7.13%

Inception Date 12/13/93

                     Average Annual Total Returns - Class I

One Year          16.21%
Five Year         -0.83%
Since Inception   -1.99%

Inception Date 07/31/00

                     Average Annual Total Returns - Class R

One Year          15.69%
Five Year         -1.31%
Since Inception    1.70%

Inception Date 12/31/02

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND I CLASS IS 1.14% AND 0.89%
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. PLEASE REFER
TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009 FISCAL YEAR END
RELATED INFORMATION.

                                       6

Aston Funds
GROWTH FUND                                                     OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    27%
CONSUMER STAPLES                          22%
HEALTH CARE                               16%
CONSUMER DISCRETIONARY                    11%
ENERGY                                     9%
INDUSTRIALS                                6%
FINANCIALS                                 6%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
MATERIALS                                  1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
---------                                                         --------------
COMMON STOCKS - 97.54%
            CONSUMER DISCRETIONARY - 10.59%
  140,316   McDonald's ........................................   $    8,223,921
   71,409   NIKE, Class B .....................................        4,440,212
  149,000   TJX ...............................................        5,565,150
  114,200   Walt Disney .......................................        3,125,654
                                                                  --------------
                                                                      21,354,937
                                                                  --------------
            CONSUMER STAPLES - 21.90%
  167,521   Coca-Cola .........................................        8,930,545
   79,506   Colgate-Palmolive .................................        6,251,557
  107,408   Costco Wholesale ..................................        6,106,145
   89,627   CVS Caremark ......................................        3,163,833
  130,314   PepsiCo ...........................................        7,890,513
   73,717   Procter & Gamble ..................................        4,275,586
  152,018   Wal-Mart Stores ...................................        7,552,254
                                                                  --------------
                                                                      44,170,433
                                                                  --------------
            ENERGY - 9.12%
  149,215   Cameron International * ...........................        5,516,479
   66,008   Occidental Petroleum ..............................        5,008,687
  126,712   Schlumberger ......................................        7,881,486
                                                                  --------------
                                                                      18,406,652
                                                                  --------------
            FINANCIALS - 5.64%
  389,635   Charles Schwab ....................................        6,756,271
  110,600   JPMorgan Chase ....................................        4,619,762
                                                                  --------------
                                                                      11,376,033
                                                                  --------------
            HEALTH CARE - 15.96%
  162,719   Abbott Laboratories ...............................        8,228,700
  109,114   Allergan ..........................................        6,137,662
  139,816   Gilead Sciences * .................................        5,949,171
  309,240   Schering-Plough ...................................        8,720,568
   68,514   Stryker ...........................................        3,151,644
                                                                  --------------
                                                                      32,187,745
                                                                  --------------

                                                                      MARKET
  SHARES                                                              VALUE
---------                                                         --------------
            INDUSTRIALS - 6.41%
   68,400   3M ................................................   $    5,032,188
   33,600   Burlington Northern Santa Fe ......................        2,530,752
   55,800   Emerson Electric ..................................        2,106,450
   73,300   Fluor .............................................        3,255,986
                                                                  --------------
                                                                      12,925,376
                                                                  --------------
            INFORMATION TECHNOLOGY - 27.11%
   52,305   Apple * ...........................................        9,859,492
   18,320   Google, Class A * .................................        9,821,718
  198,900   Hewlett-Packard ...................................        9,439,794
  177,030   Juniper Networks * ................................        4,516,035
  196,425   QUALCOMM ..........................................        8,133,959
   71,607   Research In Motion * ..............................        4,205,479
  115,000   Visa, Class A .....................................        8,712,400
                                                                  --------------
                                                                      54,688,877
                                                                  --------------
            MATERIALS - 0.81%
   24,300   Monsanto ..........................................        1,632,474
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $189,695,879) ............................      196,742,527
                                                                  --------------
INVESTMENT COMPANY - 2.83%
5,695,805   BlackRock Liquidity Funds
               TempCash Portfolio .............................        5,695,805
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $5,695,805) ..............................        5,695,805
                                                                  --------------
TOTAL INVESTMENTS - 100.37%
   (Cost $195,391,684)** ......................................      202,438,332
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.37)% ...................          (740,918)
                                                                  --------------
NET ASSETS - 100.00% .........................................   $  201,697,414
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $198,396,307.

Gross unrealized appreciation. ................................   $ 14,578,068
Gross unrealized depreciation. ................................    (10,536,043)
                                                                  ------------
Net unrealized appreciation ...................................   $  4,042,025
                                                                  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       7

Aston Funds
OPTIMUM LARGE CAP OPPORTUNITY FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                                   Andrew J. Goodwin & Keith F. Pinsoneault, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   During the precipitous market decline from October 31, 2008 through March
     9, 2009, the Fund experienced a period of relative outperformance to its benchmark primarily due to a significant underweight position in the
     Financial sector. Since the market bottom in March, the Fund and the market in general have reacted favorably in response to massive injections of capital by the Fed and the US Treasury to stabilize the financial environment. In absolute terms, the Fund benefited during the past seven months from overweight stakes in Materials, Industrials, Energy, and
     Technology--areas boosted by a falling US dollar and increasing growth among emerging country economies.

Q.   What were the best performing holdings for the Fund during the period?

A.   Freeport-McMoRan Copper & Gold (no longer held) was the best performer in the portfolio, as its stock more than doubled during the period. The portfolio's lone holding in a financial institution, Goldman Sachs Group, rose substantially following the market bottom in March. Apple, Google and
     IBM were the big winners among the Fund's Technology holdings. Within
     Industrials, major gains occurred in Precision Castparts, a manufacturer of complex metal components and products for aerospace and industrial applications. Although an overweight position in the Consumer area did not add to relative performance overall, the Fund did own some solid individual performers such as Walgreen and DIRECTV Group.

Q.   What were the weakest performing holdings?

A.   The biggest underperforming sector in the Fund was Healthcare, which suffered from negative news surrounding the proposed Congressional healthcare reform legislation. President Obama's push for healthcare reform has created uncertainty within the group that is likely to keep stock prices from rising in the near-term. Biotech leader Genzyme declined significantly during the period, while holdings in Gilead Sciences, St.
     Jude Medical, and healthcare equipment provider Baxter International all fell in price as well. Other detractors included utility holding company
     Exelon and Wal-Mart Stores.

Q.   How was the Fund positioned as of October 31, 2009?

A.   As the Fund moves into its new fiscal year, we are well positioned to benefit from global growth as we expect U.S. GDP to lag that of most other countries, in particular, emerging market countries. In addition, we have positioned the portfolio to benefit from a flat to weaker dollar valuation over the coming months. The Fund is currently overweight in Materials,
     Industrials and Energy sectors. Although we have taken some profits in the
     Technology area, we expect these stocks to continue to be strong earnings performers in 2010. We have also added to Financials, though we have not yet embraced the major banks. We continue to search for potential winners in the Consumer space as consumer demand is expected to improve during the next few quarters. Domestic growth in consumer goods remains uncertain due to high and rising unemployment numbers, however. The market has experienced a remarkable move higher in the face of numerous difficulties, and we believe will continue to face in the year ahead. Ultimately, we feel that large-growth stocks with good balance sheets and international exposure will benefit the most from a rising earnings environment.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Optimum Large Cap Opportunity Fund

              Optimum Large Cap                   Morningstar Large
               Opportunity Fund   S&P 500 Index    Growth Category
              -----------------   -------------   -----------------
Dec-06              10,000            10,000            10,000
Oct-07              12,560            11,086            11,839
Oct-08               6,795             7,086             7,226
Oct-09               7,906             7,780             8,336

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          16.35%
Since Inception   -7.93%

Inception Date 12/28/2006

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       8

Aston Funds
OPTIMUM LARGE CAP OPPORTUNITY FUND                              OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                     18%
INDUSTRIALS                                14%
CONSUMER DISCRETIONARY                     13%
HEALTH CARE                                12%
ENERGY                                     12%
FINANCIALS                                 11%
CASH & NET OTHER ASSETS AND LIABILITIES    11%
CONSUMER STAPLES                            6%
TELECOMMUNICATION SERVICES                  3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 89.20%
            CONSUMER DISCRETIONARY - 13.08%
    1,600   Apollo Group, Class A * ...........................   $       91,360
    4,600   DIRECTV Group * ...................................          120,980
    2,000   NIKE, Class B .....................................          124,360
    5,750   Staples ...........................................          124,775
    3,200   Yum! Brands .......................................          105,440
                                                                  --------------
                                                                         566,915
                                                                  --------------
            CONSUMER STAPLES - 5.55%
    2,100   Wal-Mart Stores ...................................          104,328
    3,600   Walgreen ..........................................          136,188
                                                                  --------------
                                                                         240,516
                                                                  --------------
            ENERGY - 11.79%
    1,350   Diamond Offshore Drilling .........................          128,587
    2,000   EnCana ............................................          110,780
    3,500   National-Oilwell Varco * ..........................          143,465
    1,525   Transcocean * .....................................          127,963
                                                                  --------------
                                                                         510,795
                                                                  --------------
            FINANCIALS - 11.24%
    2,450   ACE ...............................................          125,832
    3,500   American Express ..................................          121,940
      700   Goldman Sachs Group ...............................          119,119
    1,200   IntercontinentalExchange *.........................          120,228
                                                                  --------------
                                                                         487,119
                                                                  --------------
            HEALTH CARE - 12.13%
    2,000   Baxter International ..............................          108,120
    5,625   Bristol-Myers Squibb ..............................          122,625
    2,050   DaVita * ..........................................          108,711
    2,300   Gilead Sciences * .................................           97,865
    2,600   St. Jude Medical * ................................           88,608
                                                                  --------------
                                                                         525,929
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            INDUSTRIALS - 14.03%
    7,125   ABB, SP ADR (Switzerland) .........................   $      132,026
    2,700   Deere .............................................          122,985
    2,130   Fluor .............................................           94,615
    2,725   Jacobs Engineering Group * ........................          115,240
    1,500   Precision Castparts ...............................          143,295
                                                                  --------------
                                                                         608,161
                                                                  --------------
            INFORMATION TECHNOLOGY - 18.40%
      800   Apple * ...........................................          150,800
    5,975   Cisco Systems * ...................................          136,529
      275   Google, Class A * .................................          147,433
    1,100   International Business Machines ...................          132,671
    4,400   Juniper Networks * ................................          112,244
    5,575   Oracle ............................................          117,633
                                                                  --------------
                                                                         797,310
                                                                  --------------
            TELECOMMUNICATION SERVICES - 2.98%
    2,925   America Movil, Series L, ADR (Mexico) .............          129,080
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $3,728,306) ..............................        3,865,825
                                                                  --------------
INVESTMENT COMPANY - 7.74%
  335,341   BlackRock Liquidity Funds TempCash Portfolio ......          335,341
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $335,341) ................................          335,341
                                                                  --------------
TOTAL INVESTMENTS - 96.94%
   (Cost $4,063,647)** ........................................        4,201,166
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 3.06%                                 132,498
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $    4,333,664
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $4,080,235.

Gross unrealized appreciation...   $ 406,829
Gross unrealized depreciation...    (285,898)
                                   ---------
Net unrealized depreciation.....   $ 120,931
                                   =========

ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       9

Aston Funds
VALUE FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

Brooks A. Taylor; Johnathon W. Sage, CFA; Steven R. Gorham, CFA & Nevin
P. Chitkara

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   Given the Fund's consistent focus on higher quality companies, major changes in the market's appetite for risk have historically influenced relative performance significantly. The last 12 months of incredibly heightened volatility in the market was no exception. The financial crisis during the first half of the period--characterized by frozen credit markets and a significant drop in equity share prices--led to a substantial decline in the market's appetite for risk. While this resulted in negative absolute returns for the Fund, relative performance was quite strong given the increased focus by investors on quality. The second half of the reporting period--after the market bottom at the beginning of March--saw improvements in the functioning of the credit markets and increased optimism with regards to the prospects for the global economic environment. This triggered one of the most powerful low-quality rallies, as the market's appetite for risk increased substantially. The second half of the reporting period, while delivering strong absolute performance, was one of the Fund's most challenging relative performance periods in its history.

Q.   What were the best performing holdings for the Fund during the period?

A.   Security selection and, to a lesser extent, underweight positions in the
     Financials and Utilities sectors contributed positively to performance relative to its Russell 1000(R) Value Index benchmark. Not holding poor-performing Citigroup was the most positive contributor to the portfolio's relative results. Additionally, an underweighted position in global financial services firm JPMorgan Chase and an overweight position in investment banking firm Goldman Sachs Group also boosted relative performance. An overweight position within Technology was another positive factor, with positive results coming from IBM , Oracle, and Intel.

Q.   What were the weakest performing holdings?

A.   Stock selection in Consumer Discretionary was the principal detractor from relative performance. The portfolio's positioning in cruise line operator
     Royal Caribbean Cruises held back relative returns early on, and we sold the position during the middle part of the reporting period, thereby missing the stock's strong rebound during the second half of the period.
     Grocery chain operator Kroger and the timing of our ownership in department store chain Macy's, a relative outperformer, hurt relative performance as well.

     Elsewhere, a holding in defense contractor Lockheed Martin, the portfolio's largest position during the period, was the top relative detractor from performance. The timing of the portfolio's ownership of financial firms
     Bank of America and Genworth Financial, plus not holding investment bank
     Morgan Stanley and an overweight position in Bank of New York Mellon, all negatively affected relative results. Indeed, Bank of America was later sold prior to the end of the period.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We remain optimistic regarding the prospects for the Fund's high-quality, low-risk value portfolio looking out over the next one-to-three years.
     Valuations among the highest quality companies in the market today trade for substantial discounts to the average company in the market. Considering that the companies owned within the Fund have strong balance sheets, are generating significant levels of cash flow, have above-average dividend yields, and are generally gaining market share, we feel that the current opportunity presented among these companies is a compelling one for our strategy.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                               (PERFORMANCE GRAPH)

Value Fund

           ABN AMRO
          Value Fund                  Morningstar(R)
           - Class N   Russell 1000    Large Value
            Shares      Value Index     Category
          ----------   ------------   --------------
Jan-93      10,000        10,000          10,000
Dec-93      10,666        11,807          11,393
Dec-94      10,666        11,573          11,330
Dec-95      14,082        16,013          15,031
Dec-96      16,959        19,478          18,081
Dec-97      22,131        26,330          23,044
Dec-98      23,340        30,446          25,687
Dec-99      25,941        32,683          27,110
Dec-00      25,765        34,974          29,712
Oct-01      20,907        30,487          26,619
Oct-02      19,321        27,432          23,156
Oct-03      22,475        33,706          28,158
Oct-04      26,044        38,914          31,624
Oct-05      29,034        43,529          34,764
Oct-06      34,653        52,870          41,001
Oct-07      40,465        58,596          45,831
Oct-08      26,364        37,033          28,750
Oct-09      28,630        38,803          31,487

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Value investing involves the risk that a Fund's investing in companies believed to be undervalued will not appreciate as anticipated.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          8.60%
Five Year         1.91%
Ten Year          1.45%
Since Inception   6.45%

Inception Date 01/04/93

                     Average Annual Total Returns - Class I

One Year           9.01%
Since Inception   -0.50%

Inception Date 09/20/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND I CLASS IS 1.18% AND 0.93%,
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. PLEASE REFER
TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009 FISCAL YEAR END
RELATED INFORMATION.

                                       10

Aston Funds
VALUE FUND                                                      OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

FINANCIALS                                   21%
CONSUMER STAPLES                             15%
ENERGY                                       14%
INDUSTRIALS                                  11%
HEALTH CARE                                  10%
INFORMATION TECHNOLOGY                        9%
CONSUMER DISCRETIONARY                        6%
TELECOMMUNICATION SERVICES                    5%
UTILITIES                                     5%
MATERIALS                                     3%
CASH & NET OTHER ASSETS AND LIABILITIES       1%

% OF TOTAL NET ASSETS

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      --------------
COMMON STOCKS - 98.77%
               CONSUMER DISCRETIONARY - 6.24%
       7,600   Advance Auto Parts .............................   $      283,176
      22,470   Apollo Group, Class A* .........................        1,283,037
      90,708   Walt Disney ....................................        2,482,678
      91,420   Hasbro .........................................        2,493,023
       5,200   Home Depot .....................................          130,468
       7,855   Johnson Controls ...............................          187,892
      70,868   Macy's .........................................        1,245,151
      44,540   NIKE, Class B ..................................        2,769,497
      10,288   Omnicom Group ..................................          352,673
      30,350   Sherwin-Williams ...............................        1,731,164
      17,948   Staples ........................................          389,472
       4,880   Starwood Hotels & Resorts Worldwide ............          141,813
      12,410   Target .........................................          601,016
                                                                  --------------
                                                                      14,091,060
                                                                  --------------
               CONSUMER STAPLES - 15.35%
       8,900   Campbell Soup ..................................          282,575
       6,320   Clorox .........................................          374,333
      96,192   CVS Caremark ...................................        3,395,578
      25,020   DANONE, SP ADR (France) ........................          300,240
      51,210   Diageo, SP ADR (Britain) .......................        3,329,674
      29,063   General Mills ..................................        1,915,833
      14,020   Heineken, SP ADR (Netherlands) .................          309,281
      40,600   Kimberly-Clark .................................        2,483,096
     117,960   Kroger .........................................        2,728,415
       3,880   Lorillard ......................................          301,554
     126,475   Nestle, SP ADR (Switzerland) ...................        5,883,617
      54,138   PepsiCo ........................................        3,278,056
     163,480   Philip Morris International ....................        7,742,413
      19,147   Procter & Gamble ...............................        1,110,505
       4,471   Smucker (J.M.) .................................          235,756
       5,880   Wal-Mart Stores ................................          292,118
      18,090   Walgreen .......................................          684,345
                                                                  --------------
                                                                      34,647,389
                                                                  --------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      --------------
               ENERGY - 14.13%
       8,950   Anadarko Petroleum .............................   $      545,323
      57,515   Apache .........................................        5,413,312
      78,671   Chevron ........................................        6,021,478
      23,490   Devon Energy ...................................        1,520,038
       3,700   EOG Resources ..................................          302,142
      88,730   Exxon Mobil ....................................        6,359,279
       7,260   Halliburton ....................................          212,065
      70,280   Hess ...........................................        3,847,127
      17,005   Marathon Oil ...................................          543,650
       5,900   Noble ..........................................          240,366
       8,480   Noble Energy ...................................          556,542
      98,280   Total, SP ADR (France) .........................        5,903,679
       6,200   Weatherford International * ....................          108,686
      16,660   Williams .......................................          314,041
                                                                  --------------
                                                                      31,887,728
                                                                  --------------
               FINANCIALS - 21.14%
       5,400   Aflac ..........................................          224,046
      99,880   Allstate .......................................        2,953,451
      54,930   Aon ............................................        2,115,354
      40,270   Bank of America ................................          587,136
     214,567   Bank of New York Mellon ........................        5,720,356
      23,540   Charles Schwab .................................          408,184
      51,042   Chubb ..........................................        2,476,558
      19,680   Deutsche Boerse, ADR (Germany) .................          160,392
       3,383   Franklin Resources .............................          353,963
      41,070   Goldman Sachs Group ............................        6,988,882
     193,740   JPMorgan Chase .................................        8,092,520
     173,870   MetLife ........................................        5,916,796
      28,130   Prudential Financial ...........................        1,272,320
      39,120   Regions Financial ..............................          189,341
      90,570   State Street ...................................        3,802,129
      55,100   Travelers ......................................        2,743,429
     135,160   Wells Fargo ....................................        3,719,603
                                                                  --------------
                                                                      47,724,460
                                                                  --------------
               HEALTH CARE - 10.24%
      85,520   Abbott Laboratories ............................        4,324,746
       4,700   Becton, Dickinson ..............................          321,292
       7,290   Genzyme * ......................................          368,874
      80,760   Johnson & Johnson ..............................        4,768,878
     106,170   Medtronic ......................................        3,790,269
     107,530   Merck ..........................................        3,325,903
      11,260   Merck KGaA, ADR (Germany) ......................          354,915
     301,922   Pfizer .........................................        5,141,732
       4,700   St. Jude Medical * .............................          160,176
       5,680   Waters * .......................................          326,202
       4,935   WellPoint * ....................................          230,761
                                                                  --------------
                                                                      23,113,748
                                                                  --------------
               INDUSTRIALS - 11.27%
      31,650   3M .............................................        2,328,491
       8,260   Danaher ........................................          563,580
      31,125   Eaton ..........................................        1,881,506
       2,400   Fluor ..........................................          106,608
       3,340   Goodrich .......................................          181,529
       4,798   Grainger (W.W.) ................................          449,716
     125,420   Lockheed Martin ................................        8,627,642
     127,845   Northrop Grumman ...............................        6,408,870
       4,880   Rockwell Automation ............................          199,836
       6,280   United Parcel Service, Class B .................          337,110
      70,440   United Technologies ............................        4,328,538
       1,030   Verisk Analytics, Class A * ....................           28,253
                                                                  --------------
                                                                      25,441,679
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       11

Aston Funds
VALUE FUND                                                      OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      --------------
               INFORMATION TECHNOLOGY - 8.37%
     126,535   Accenture, Class A .............................   $    4,691,918
       6,940   Agilent Technologies * .........................          171,695
       4,210   Automatic Data Processing ......................          167,558
       8,740   Cisco Systems * ................................          199,709
      17,700   Dell * .........................................          256,473
         530   Google, Class A * ..............................          284,144
      19,290   Hewlett-Packard ................................          915,503
     188,060   Intel ..........................................        3,593,827
      31,170   International Business Machines ................        3,759,414
      11,000   National Semiconductor .........................          142,340
      21,180   Nokia, SP ADR (Finland) ........................          267,080
     164,380   Oracle .........................................        3,468,418
      17,260   Tyco Electronics ...............................          366,775
       3,840   Visa, Class A ..................................          290,918
      17,580   Western Union ..................................          319,429
                                                                  --------------
                                                                      18,895,201
                                                                  --------------
               MATERIALS - 2.62%
       7,055   Air Products and Chemicals .....................          544,152
       9,880   Alcoa ..........................................          122,709
      93,130   PPG Industries .................................        5,255,326
                                                                  --------------
                                                                       5,922,187
                                                                  --------------
               TELECOMMUNICATION SERVICES - 5.01%
     253,370   AT&T ...........................................        6,504,008
      10,890   CenturyTel .....................................          353,489
      15,960   Koninklijke (Royal) Kpn NV, SP ADR (Netherlands)          289,355
     187,909   Vodafone Group, SP ADR (Britain) ...............        4,169,701
                                                                  --------------
                                                                      11,316,553
                                                                  --------------
               UTILITIES - 4.40%
       8,340   Allegheny Energy ...............................          190,319
      11,970   American Electric Power ........................          361,733
      10,260   CMS Energy .....................................          136,458
      14,008   FPL Group ......................................          687,793
       4,260   Northeast Utilities ............................           98,193
      14,420   NRG Energy * ...................................          331,516
      87,993   PG&E ...........................................        3,598,034
       8,960   PPL ............................................          263,782
       6,630   Progress Energy ................................          248,824
     117,600   Public Service Enterprise Group ................        3,504,480
       9,990   Sempra Energy ..................................          513,986
                                                                  --------------
                                                                       9,935,118
                                                                  --------------
               TOTAL COMMON STOCKS
                  (Cost $234,720,016) .........................      222,975,123
                                                                  --------------

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      --------------
INVESTMENT COMPANY - 1.22%
   2,750,721   BlackRock Liquidity Funds TempCash Portfolio ...   $    2,750,721
                                                                  --------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,750,721) ...........................        2,750,721
                                                                  --------------
TOTAL INVESTMENTS - 99.99%
   (Cost $237,470,737)** ......................................      225,725,844
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ......................           27,697
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  225,753,541
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $238,877,535.

Gross unrealized appreciation.......  $ 11,023,482
Gross unrealized depreciation.......   (24,175,173)
                                      ------------
Net unrealized depreciation.........  $(13,151,691)
                                      ============

ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       12

Aston Funds
TAMRO DIVERSIFIED EQUITY FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

(Formerly the TAMRO All Cap Fund)                              Philip Tasho, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The one-year period ended October 2009 saw tremendous volatility within markets, though stocks posted positive returns overall during the period.
     The Fund outpaced its Russell 1000(R) Index benchmark by a wide margin.
     Stock selection in Health Care, Utilities and Energy added to performance, as did sector allocation in Financials. Conversely, stock selection in
     Consumer Discretionary detracted from performance. The Fund's benchmark changed from the Russell 3000(R) Index to the Russell 1000(R) Index, as it
     was determined the Russell 1000(R) Index to be a more appropriate broad-based index.

Q.   What were the best performing holdings for the Fund during the period?

A.   Cerner, which provides information technology solutions to the health care industry, rose on increasing demand for its products. Salesforce.com, a leading provider of customer service software, saw continued year-over-year growth in revenues as corporations spent to maintain state of the art customer retention products. Rising liquidity in the capital markets led to a quick rebound in profits for Goldman Sachs Group, a leading capital markets company.

Q.   What were the weakest performing holdings?

A.   Three investments in the Financials sector detracted the most from performance: Bank of America, JPMorgan Chase and Prudential Financial. All
     three companies saw declining profitability due to the impairment of assets in their loan portfolios.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We believe liquidity injected into the financial system through the
     Congressional stimulus package, as well as by the Fed, provided the opportunity for the stock market to rebound. The challenge over the next year is funneling the liquidity into the real economy and the resumption of positive GDP growth. The potential economic recovery could be tempered by increases in state, local and eventually Federal taxes, as well as the continued de-leveraging of the consumer. For this reason, we have positioned the portfolio towards best-in-class leaders that have the opportunity to gain traction in a sluggish and increasingly competitive market through superior execution and capital bases that will help enable them to take market share from their peers.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

TAMRO Diversified Equity Fund

                                SP 500               Morningstar
             Tamro All Cap    Citigroup    Russell      Large
               Value Fund    Value Index     3000       Blend
             -------------   -----------   -------   -----------
Nov-00           10,000         10,000      10,000      10,000
Oct-01            9,689          8,141       7,483       8,397
Oct-02            8,525          6,952       6,409       7,162
Oct-03           10,459          8,504       7,928       8,607
Oct-04           11,627          9,298       8,705       9,319
Oct-05           12,788         10,271       9,628      10,226
Oct-06           14,463         11,917      11,204      11,735
Oct-07           16,918         13,708      12,832      13,526
Oct-08           10,701          8,663       8,136       8,498
Oct-09           12,534          9,633       9,017       9,506

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          17.13%
Five Year          1.51%
Since Inception    2.56%

Inception Date 11/30/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       13

Aston Funds
TAMRO DIVERSIFIED EQUITY FUND                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    19%
FINANCIALS                                18%
CONSUMER DISCRETIONARY                    14%
HEALTH CARE                               13%
ENERGY                                    11%
INDUSTRIALS                               10%
CONSUMER STAPLES                           6%
MATERIALS                                  3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
UTILITIES                                  2%
TELECOMMUNICATION SERVICES                 1%
PURCHASED OPTIONS                          1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 96.97%
            CONSUMER DISCRETIONARY - 14.34%
    1,490   Amazon.com * ......................................   $      177,027
    5,202   BorgWarner ........................................          157,725
    9,884   CarMax * ..........................................          194,418
    4,890   Dollar Tree * .....................................          220,686
   23,296   Domino's Pizza * ..................................          170,993
   16,503   Gannett ...........................................          162,059
    6,056   Grand Canyon Education * ..........................           98,228
    3,010   M.D.C. Holdings ...................................           98,186
    5,232   Mohawk Industries * ...............................          224,086
                                                                  --------------
                                                                       1,503,408
                                                                  --------------
            CONSUMER STAPLES - 5.57%
    6,792   Kraft Foods, Class A ..............................          186,916
    5,502   NBTY * ............................................          200,328
    4,164   Philip Morris International .......................          197,207
                                                                  --------------
                                                                         584,451
                                                                  --------------
            ENERGY - 10.57%
    3,880   Anadarko Petroleum ................................          236,408
    3,720   CONSOL Energy .....................................          159,253
    2,914   Exxon Mobil .......................................          208,846
    4,657   National-Oilwell Varco * ..........................          190,890
    2,130   Range Resources ...................................          106,606
    4,976   XTO Energy ........................................          206,803
                                                                  --------------
                                                                       1,108,806
                                                                  --------------
            FINANCIALS - 18.01%
    7,614   Annaly Capital Management, REIT ...................          128,753
   11,603   Bank of America ...................................          169,172
       50   Berkshire Hathaway, Class B * . ...................          164,150
    7,639   BioMed Realty Trust, REIT .........................          103,661
    2,047   Franklin Resources ................................          214,178
    1,181   Goldman Sachs Group ...............................          200,971
    7,553   JPMorgan Chase ....................................          315,489
    6,630   Loews .............................................          219,453

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            FINANCIALS (CONTINUED)
    4,504   T. Rowe Price Group ...............................   $      219,480
   10,799   Zions Bancorporation ..............................          152,914
                                                                  --------------
                                                                       1,888,221
                                                                  --------------
            HEALTH CARE - 12.70%
    3,575   Allergan ..........................................          201,094
    3,243   Amgen * ...........................................          174,246
    4,444   Cerner * ..........................................          337,922
    4,510   Johnson & Johnson .................................          266,316
    2,119   Laboratory Corp. of America Holdings * ............          145,978
    3,373   Quality Systems                                              205,820
                                                                  --------------
                                                                       1,331,376
                                                                  --------------
            INDUSTRIALS - 10.20%
    7,822   Advisory Board * ..................................          192,734
    3,295   Boeing ............................................          157,501
    2,901   Danaher ...........................................          197,935
    4,007   Joy Global ........................................          201,993
    4,316   Ryanair Holdings, SP ADR * (Ireland) ..............          117,697
    3,279   United Technologies ...............................          201,495
                                                                  --------------
                                                                       1,069,355
                                                                  --------------
            INFORMATION TECHNOLOGY - 18.97%
   36,624   Alcatel-Lucent, SP ADR * (France) .................          135,142
    3,970   ARM Holdings, SP ADR (Britain) ....................           28,862
    6,892   Corning ...........................................          100,692
    6,992   Electronic Arts * .................................          127,534
   13,925   EMC * .............................................          229,345
    3,825   F5 Networks * .....................................          171,704
      555   Google, Class A * .................................          297,547
    9,081   NVIDIA * ..........................................          108,609
    5,455   Salesforce.com * ..................................          309,571
    6,753   Symantec * ........................................          118,718
    3,703   VMware, Class A * .................................          142,306
   13,802   Yahoo! * ..........................................          219,452
                                                                  --------------
                                                                       1,989,482
                                                                  --------------
            MATERIALS - 3.43%
    1,621   DuPont (E. I.) de Nemours .........................           51,580
    3,970   Mosaic ............................................          185,518
    3,081   Nucor .............................................          122,778
                                                                  --------------
                                                                         359,876
                                                                  --------------
            TELECOMMUNICATION SERVICES - 1.08%
    8,488   Cbeyond * .........................................          113,315
                                                                  --------------
            UTILITIES - 2.10%
   16,826   AES * .............................................          219,916
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $8,781,890) ..............................       10,168,206
                                                                  --------------

NUMBER OF
CONTRACTS
---------
PURCHASED OPTIONS - 0.34%
       65   Coca-Cola - Call Strike @ $60
               Exp 01/10 ......................................              975
      118   Kraft Foods, Class A - Call Strike @ $30
               Exp 01/11 ......................................           16,520
      114   Wal-Mart Stores - Call Strike @ $60 Exp 01/11 .....           18,240
                                                                  --------------
            TOTAL PURCHASED OPTIONS
               (Cost $59,737) .................................           35,735
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       14

Aston Funds
TAMRO DIVERSIFIED EQUITY FUND                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
INVESTMENT COMPANY - 3.01%
  315,928   BlackRock Liquidity Funds
            TempCash Portfolio ................................   $      315,928
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $315,928) ................................          315,928
                                                                  --------------
TOTAL INVESTMENTS - 100.32%
   (Cost $9,157,555)** ........................................       10,519,869
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.32)% ....................          (33,897)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   10,485,972
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $9,173,553.

Gross unrealized appreciation...   $1,852,033
Gross unrealized depreciation...     (505,717)
                                   ----------
Net unrealized appreciation.....   $1,346,316
                                   ==========

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       15

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

        Henry W. Sanders, III, CFA; Thomas Forsha, CFA & James C. Shircliff, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The past 12 months was a volatile period for investors with equity markets experiencing both a precipitous decline and an equally sharp rebound. The rally that began in March 2009 was fueled in no small part by the liquidity that the Fed pumped into the system, and the aggressive stimulus applied by the US Treasury. The Fund outperformed its Russell 3000(R) Value benchmark during the down months of the period by a significant amount, but lagged once the market turned upward and investors started aggressively buying riskier stocks.

Q.   What were the best performing holdings for the Fund during the period?

A.   The two holdings with the largest positive contribution to the Fund's total return were Cracker Barrel and VF. Cracker Barrel operates nearly 600 restaurant/gift shops in 41 states. Like many restaurant operators, the firm rebounded as the economy began to emerge from recession as the company reported strong operating results from better cost controls. The real story behind Cracker Barrel during the period, however, was the $56 million in proceeds the firm received from a sale-leaseback transaction for 15 of its restaurants and one distribution center. The firm still owns the real estate at 400 of its stores and the deal helped to demonstrate the untapped value of its real estate portfolio. VF designs, manufactures, and markets branded apparel in the U.S. and internationally. The company reported results that beat expectations during the period, as poor top-line growth was more than offset by prudent cost cutting and inventory control.

Q.   What were the weakest performing holdings?

A.   The two holdings with the highest negative contribution to the Fund's total return were NGP Capital Resources (no longer held) and Integrys Energy
     Group. NGP Capital Resources is a business development company that invests in small energy companies. During the period, a number of the investments made by the company began to struggle under the weight of the recession and reduced oil prices. As a result, we sold the position from the Fund in accordance with our sell discipline. Integrys Energy Group owns and operates six regulated utilities in the Midwestern U.S. The company also owned a non-regulated energy marketing business that it began winding down in February. The company's stock price has suffered as a result.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We have long understood that there will be short periods where our style will move out of favor and this period of aggressive risk accumulation in the market that we have experienced since March 2009 is a good example.
     Seven months into the rally signs of fatigue are beginning to show and market fundamentals are beginning to take hold. Thus, the Fund remains focused on capturing the long-term potential of a dividend-based all-cap strategy, as we continue to look for companies that have a history of not only paying a high dividend, but also have the willingness and ability to raise it on a regular basis. We are finding a number of good opportunities in the Consumer Staples area, which has become the largest sector in the portfolio both in an absolute sense and relative to the benchmark. Holdings in the Health Care have increased as well, as we have found compelling values in this sector.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

River Road Dividend All Cap Value Fund

              ABN
          AMRO/River
         Road Dynamic      Russell    Morningstar(R)
         Equity Income   3000 Value     Mid Value
             Fund           Index       Category
         -------------   ----------   ---------------
Jun-05       10,000        10,000         10,000
Oct-05       10,030        10,206         10,080
Oct-06       12,408        11,877         11,804
Oct-07       13,759        13,071         13,169
Oct-08       10,069         8,324          8,147
Oct-09       10,505         8,703          9,603

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          4.33%
Since Inception   1.14%

Inception Date 06/28/05

                     Average Annual Total Returns - Class I

One Year            4.59%
Since Inception   -11.31%

Inception Date 06/28/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       16

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

CONSUMER STAPLES                          19%
FINANCIALS                                15%
ENERGY                                    14%
CONSUMER DISCRETIONARY                    12%
INDUSTRIALS                               11%
UTILITIES                                  7%
HEALTH CARE                                6%
INFORMATION TECHNOLOGY                     6%
MATERIALS                                  5%
TELECOMMUNICATION SERVICES                 3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
COMMON STOCKS - 98.00%
               CONSUMER DISCRETIONARY - 11.45%
     114,700   Cracker Barrel Old Country Store ...............   $    3,802,305
      45,525   Darden Restaurants .............................        1,379,863
      60,050   Genuine Parts ..................................        2,101,149
     136,400   Hillenbrand ....................................        2,725,272
      42,300   McDonald's .....................................        2,479,203
      75,325   PetSmart .......................................        1,772,397
      19,150   VF .............................................        1,360,416
      78,675   Yum! Brands ....................................        2,592,341
                                                                  --------------
                                                                      18,212,946
                                                                  --------------
               CONSUMER STAPLES - 19.09%
      40,300   Brown-Forman, Class B ..........................        1,967,043
      59,750   Clorox .........................................        3,538,992
      30,350   Diageo, SP ADR (Britain) .......................        1,973,357
      51,075   General Mills ..................................        3,366,864
      20,850   Industrias Bachoco, SP ADR (Mexico) ............          473,712
      41,075   Kimberly-Clark .................................        2,512,147
      94,400   McCormick & Co (Non-Voting Shares) .............        3,304,944
      54,900   PepsiCo ........................................        3,324,195
      45,200   Procter & Gamble ...............................        2,621,600
     138,575   Sara Lee .......................................        1,564,512
      28,300   Smucker (J.M.) .................................        1,492,259
     128,125   Sysco ..........................................        3,388,906
      16,650   Wal-Mart Stores ................................          827,172
                                                                  --------------
                                                                      30,355,703
                                                                  --------------
               ENERGY - 14.05%
      96,775   Alliance Resource Partners LP . ................        3,625,192
      40,300   Chevron ........................................        3,084,562
     169,000   Encore Energy Partners LP ......................        3,042,000
      45,775   Eni, SP ADR (Italy) ............................        2,269,525
      38,719   Enterprise Products Partners LP ................        1,085,681
      76,475   Magellan Midstream Partners LP .................        2,970,289
     142,900   Provident Energy Trust .........................          881,693
     176,025   Spectra Energy .................................        3,365,598
     110,975   Western Gas Partners LP ........................        2,023,074
                                                                  --------------
                                                                      22,347,614
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               FINANCIALS - 15.15%
      88,725   BancorpSouth ...................................   $    2,003,410
      45,025   Bank of Hawaii .................................        1,999,110
      62,850   Chubb ..........................................        3,049,482
      69,150   Cincinnati Financial ...........................        1,753,644
      45,150   Commerce Bancshares ............................        1,731,954
      41,750   Cullen/Frost Bankers ...........................        1,953,482
      18,625   Erie Indemnity, Class A ........................          656,531
     107,965   Gallagher (Arthur J.) ..........................        2,408,699
      29,925   PartnerRe ......................................        2,288,664
     153,100   People's United Financial ......................        2,454,193
      49,925   Safety Insurance Group .........................        1,670,990
      47,675   U.S. Bancorp ...................................        1,107,014
      35,800   Zenith National Insurance ......................        1,021,374
                                                                  --------------
                                                                      24,098,547
                                                                  --------------
               HEALTH CARE - 6.29%
      24,050   Becton, Dickinson ..............................        1,644,058
      48,250   Cardinal Health ................................        1,367,405
      50,400   Johnson & Johnson ..............................        2,976,120
       8,575   National Healthcare ............................          308,443
      38,975   Owens & Minor ..................................        1,593,688
      41,475   Pfizer .........................................          706,319
      65,075   Pharmaceutical Product Development ............         1,402,366
                                                                  --------------
                                                                       9,998,399
                                                                  --------------
               INDUSTRIALS - 11.15%
      22,150   3M ............................................         1,629,576
      26,800   General Dynamics ..............................         1,680,360
      60,875   Honeywell International .......................         2,184,804
      60,800   IESI-BFC ......................................           781,280
      49,575   Norfolk Southern ..............................         2,311,187
      40,575   United Parcel Service, Class B .................        2,178,066
      40,575   United Technologies ...........................         2,493,334
     149,500   Waste Management ..............................         4,467,060
                                                                  --------------
                                                                      17,725,667
                                                                  --------------
               INFORMATION TECHNOLOGY - 6.27%
      74,275   Automatic Data Processing ......................        2,956,145
     160,775   Intel ..........................................        3,072,410
      66,150   Microsoft ......................................        1,834,339
      74,275   Paychex ........................................        2,110,153
                                                                  --------------
                                                                       9,973,047
                                                                  --------------
               MATERIALS - 4.89%
      17,250   Compass Minerals International .................        1,075,020
      57,975   International Flavors & Fragrances .............        2,208,268
      40,650   Nucor ..........................................        1,619,903
     163,250   RPM International ..............................        2,876,465
                                                                  --------------
                                                                       7,779,656
                                                                  --------------
               TELECOMMUNICATION SERVICES - 2.96%
      30,750   BCE ............................................          737,385
     134,375   Verizon Communications .........................        3,976,156
                                                                  --------------
                                                                       4,713,541
                                                                  --------------
               UTILITIES - 6.70%
      40,800   Avista .........................................          773,568
     159,250   Duke Energy ....................................        2,519,335
      29,925   Exelon .........................................        1,405,278
      37,325   Integrys Energy Group ..........................        1,291,445
      17,975   National Fuel Gas ..............................          814,986

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       17

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
   SHARES                                                              VALUE
------------                                                      --------------
               UTILITIES (CONTINUED)
      99,675   Portland General Electric ......................   $    1,852,958
      63,875   Southern .......................................        1,992,261
                                                                  --------------
                                                                      10,649,831
                                                                  --------------
               TOTAL COMMON STOCKS
                  (Cost $141,661,526) .........................      155,854,951
                                                                  --------------
INVESTMENT COMPANY - 1.70%
   2,699,166   BlackRock Liquidity Funds TempFund Portfolio ...        2,699,166
                                                                  --------------
               TOTAL INVESTMENT COMPANY
                   (Cost $2,699,166) ..........................        2,699,166
                                                                  --------------
TOTAL INVESTMENTS - 99.70%
   (Cost $144,360,692)* .......................................      158,554,117
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.30% ......................          473,181
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  159,027,298
                                                                  ==============

----------
*    Aggregate cost for Federal income tax purposes is $145,948,461.

Gross unrealized appreciation........   $15,425,440
Gross unrealized depreciation........    (2,819,784)
                                        -----------
Net unrealized appreciation..........   $12,605,656
                                        ===========

LP     Limited Partnership

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMETNS.

                                       18

Aston Funds
OPTIMUM MID CAP FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                            Thyra E. Zerhusen, Marie L. Lorden & Mary L. Pierson

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The market confusion and resulting turbulence created opportunities for us to add selectively to positions we felt were severely undervalued or oversold. When many in the market were panicking, we reviewed our holdings, made decisions based on specific company fundamentals, and took action.

     From a sector view, the Fund's relative outperformance was helped by its low overall exposure to financial stocks and a complete lack of exposure to the weakest financial industries--banking and real estate investment trusts. Much of the absolute outperformance is attributable to an overweight position in Technology, where strong stock selection played a key role. A headwind to relative performance was an overweight stake in the consumer-related stocks, where the economic slowdown resulted in reduced revenues and cautious outlooks.

Q.   What were the best performing holdings for the Fund during the period?

A.   The best performers in the portfolio were Technology stocks led by Akamai
     Technologies and included Unisys, FactSet Research Systems, and Jabil
     Circuit. These stocks staged dramatic rebounds from market bottoms in mid-November and again in early March. Other strong performers were energy technology company FMC Technologies, which was insulated from the effects of weak economic conditions due to a strong order backlog, and global staffing company Manpower, which benefited from foreign revenues. Many of these stocks had become significantly undervalued late in 2008 due to indiscriminate selling pressure during the credit crisis.

Q.   What were the weakest performing holdings?

A.   Among consumer-related stocks, Southwest Airlines in particular was down sharply due to a combination of weak demand from business travel and volatile fuel costs. Shares of New York Times suffered from a protracted slump in advertising revenue, and Lexmark International Group, a printer and ink supplies manufacturer, declined as weak demand led to pricing pressures. Still, even these stocks rebounded significantly off their March lows, as cost cutting efforts resulted in earnings that exceeded expectations.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Stocks have rebounded over the past few months in anticipation of an economic recovery. The risk is that this recovery may be slower than expected and may be interrupted by periods of negative surprises. While we expect a slower growth environment than in past recoveries, we are encouraged by recent signs of economic stabilization in the U.S., Europe, and Asia. As usual, we will closely monitor the near-term progress of the
     Fund's investments and adhere to our valuation discipline.

     The majority of companies in the portfolio have implemented disciplined cost controls, which have supported profit margins and set the stage for a healthy profit recovery when business improves. Our recent meetings with senior management support our view that stock performance will depend increasingly on company-specific factors, and that execution will be critical to success. With this in mind, we continue to invest in focused companies with attractive valuations, strong balance sheets, proven management, geographic diversification and earnings resilience.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Optimum Mid Cap Fund

                         S&P 400    Morningstar(R)
         Optimum Mid     Mid-Cap       Mid-Cap
           Cap Fund       Index     Blend Category
         -----------   ----------   --------------
Sep-94      10,000       10,000         10,000
Oct-94      10,250        9,921         10,009
Oct-95      12,189       12,025         11,949
Oct-96      15,420       14,111         14,111
Oct-97      20,582       18,721         18,456
Oct-98      18,413       19,974         18,312
Oct-99      18,840       24,180         22,248
Oct-00      26,201       31,833         27,839
Oct-01      27,097       27,870         24,785
Oct-02      24,963       26,538         22,933
Oct-03      35,359       34,661         30,150
Oct-04      40,338       38,487         33,720
Oct-05      42,124       45,280         38,512
Oct-06      51,136       51,361         44,474
Oct-07      64,981       60,103         51,336
Oct-08      37,361       38,190         31,243
Oct-09      50,662       45,132         36,932

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-Cap and Mid-Cap Stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          35.60%
Five Year          4.66%
Ten Year          10.40%
Since Inception   11.33%

Inception Date 09/19/94

                     Average Annual Total Returns - Class I

One Year          35.97%
Five Year          4.94%
Since Inception    4.07%

Inception Date 07/06/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND CLASS I IS 1.16% AND 0.91%
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. PLEASE REFER
TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009 FISCAL YEAR END
RELATED INFORMATION.

                                       19

Aston Funds
OPTIMUM MID CAP FUND                                            OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    28%
CONSUMER DISCRETIONARY                    24%
INDUSTRIALS                               16%
HEALTH CARE                               14%
ENERGY                                     8%
FINANCIALS                                 4%
MATERIALS                                  2%
CONSUMER STAPLES                           2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      --------------
COMMON STOCKS - 98.10%
               CONSUMER DISCRETIONARY - 23.81%
   4,263,700   Belo, Class A ..................................   $   20,039,390
     997,040   BorgWarner .....................................       30,230,253
   2,661,600   Gannett ........................................       26,136,912
     860,000   H&R Block ......................................       15,772,400
   2,796,500   Interpublic Group * ............................       16,834,930
   1,332,000   Mattel .........................................       25,214,760
     807,000   McGraw-Hill ....................................       23,225,460
   4,618,645   New York Times, Class A ........................       36,810,601
   1,820,600   Pearson, SP ADR (Britain) ......................       24,778,366
     700,757   Scholastic .....................................       17,427,827
                                                                  --------------
                                                                     236,470,899
                                                                  --------------
               CONSUMER STAPLES - 1.81%
     222,420   Bunge ..........................................       12,691,285
     107,000   Molson Coors Brewing, Class B ..................        5,239,790
                                                                  --------------
                                                                      17,931,075
                                                                  --------------
               ENERGY - 8.26%
   1,183,525   Compagnie Generale de Geophysique-Veritas,
                  SP ADR * (France) ...........................       23,481,138
   1,123,200   Denbury Resources * ............................       16,398,720
     802,246   FMC Technologies * .............................       42,198,140
                                                                  --------------
                                                                      82,077,998
                                                                  --------------
               FINANCIALS - 3.71%
   1,039,895   Cincinnati Financial ...........................       26,371,737
     367,200   Eaton Vance ....................................       10,424,808
                                                                  --------------
                                                                      36,796,545
                                                                  --------------
               HEALTH CARE - 13.79%
     294,100   Beckman Coulter ................................       18,919,453
     681,900   Charles River Laboratories * ...................       24,902,988
     161,600   Edwards Lifesciences * .........................       12,433,504
     781,400   Lincare Holdings * .............................       24,543,774

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                      --------------
               HEALTH CARE (CONTINUED)
   1,092,150   PerkinElmer ....................................   $   20,324,912
     874,800   Varian Medical Systems * .......................       35,849,304
                                                                  --------------
                                                                     136,973,935
                                                                  --------------
               INDUSTRIALS - 15.89%
   2,270,000   Chicago Bridge & Iron ..........................       42,698,700
     570,800   Con-way ........................................       18,830,692
     630,000   Manpower .......................................       29,868,300
   3,446,300   Southwest Airlines .............................       28,948,920
     443,700   URS * ..........................................       17,242,182
   1,079,800   Werner Enterprises .............................       20,246,250
                                                                  --------------
                                                                     157,835,044
                                                                  --------------
               INFORMATION TECHNOLOGY - 28.43%
   2,109,000   Akamai Technologies * ..........................       46,398,000
     303,500   FactSet Research Systems .......................       19,439,175
     727,725   Harris .........................................       30,360,687
     804,500   Intuit * .......................................       23,386,815
   2,147,900   Jabil Circuit ..................................       28,738,902
   1,227,800   Lexmark International Group,
                  Class A * ...................................       31,308,900
   1,226,004   Mentor Graphics * ..............................        8,949,829
   1,265,570   Molex ..........................................       23,628,192
     630,360   Molex, Class A .................................       10,432,458
   1,128,408   Unisys * .......................................       32,881,809
   1,074,655   Zebra Technologies * ...........................       26,866,375
                                                                  --------------
                                                                     282,391,142
                                                                  --------------

               MATERIALS - 2.40%
     466,200   FMC ............................................       23,822,819
                                                                  --------------
               TOTAL COMMON STOCKS
                  (Cost $954,917,972) .........................      974,299,457
                                                                  --------------
INVESTMENT COMPANY - 1.45%
  14,390,969   BlackRock Liquidity Funds
                  TempCash Portfolio ..........................       14,390,969
                                                                  --------------
               TOTAL INVESTMENT COMPANY
                  (Cost $14,390,969) ..........................       14,390,969
                                                                  --------------
TOTAL INVESTMENTS - 99.55%
   (Cost $969,308,941)** ......................................      988,690,426
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.45% ......................        4,495,231
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  993,185,657
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $969,702,017.

Gross unrealized appreciation .......   $ 129,837,748
Gross unrealized depreciation .......    (110,849,339)
                                        -------------
Net unrealized appreciation .........   $  18,988,409
                                        =============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       20

Aston Funds
MONTAG & CALDWELL MID CAP GROWTH FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                                    M. Scott Thompson, CFA & Andrew W. Jung, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The single biggest factor affecting the Fund's performance during the past
     12 months was the "quality" factor. Our bias towards owning higher quality growth companies hampered relative performance in a market that favored lesser quality names. Those companies with low absolute share prices, lower returns on equity, higher levels of debt, and poor earnings trends have been among the best performers since the market bottom in March 2009.
     According to Bank of America/Merrill Lynch Quantitative Strategy research, for the 12 months ended October 31, 2009, those stocks ranked B or worse in their quality rankings have outperformed those stocks ranked B+ or better by more than 23 percentage points. With only about a quarter of the Fund's holdings ranked B or lower (including those not ranked), our focus on quality has been a strong headwind. Our experience, however, is that over time superior share price performance normally accrues to those companies that can sustain high returns and above-average profit growth without substantial financial leverage.

Q.   What were the best performing holdings for the Fund during the period?

A.   Auto parts retailer O'Reilly Automotive was a strong relative performer that benefitted from more cost-conscious consumers driving their cars longer and performing their own maintenance. The company also benefited from the acquisition of one of its competitors. Another strong contributor to performance was data networking equipment supplier F5 Networks, which experienced more-resilient demand for its high-performance application delivery controllers, and recognized for its strategic positioning amid the move towards data center consolidation and virtualization. Mining equipment supplier Joy Global was a strong performer due to a sharp rebound in commodity prices, which supports an improving profit outlook for 2010 and beyond.

Q.   What were the weakest performing holdings?

A.   Two of the biggest detractors from performance were companies that, ironically, reported relatively strong results. Both C.R. Bard, a medical device manufacturer, and Varian Medical Systems, a maker of radiation equipment to treat cancer, grew earnings through the recession. The market's appetite for lower quality and more cyclical issues worked against these two stocks during the period. Corrections Corp. of America, the nation's largest private correctional facilities operator, was also a big detractor from performance. We sold shares near their low following an earnings disappointment that led us to question our prior belief that the company would be recession-resistant. In fact, state budget woes temporarily impeded inmate transfers, leading to facility underutilization.

Q.   How was the Fund positioned as of October 31, 2009?

A.   The economy is in recovery mode thanks to the efforts of policy makers around the globe to flood the system with liquidity. We expect a combination of a rebound in purchasing and aggressive cost reduction efforts by businesses to lead to a meaningful profit recovery over the next
     12 months--which should carry stock prices higher. We believe the portfolio is well positioned with a healthy balance of steady, secular growers and more cyclical growth companies likely to prosper during an economic recovery. Importantly, we anticipate a rotation back to quality stocks to occur as policy makers begin to withdraw stimulus and as the economy shifts from phase one of the cycle, marked by recovery off the bottom, to a more enduring second phase, marked by sustained, albeit below trend line, economic expansion. Growth during this second phase is likely to be more muted than in past recoveries due to the headwind posed by deleveraging. As this rotation occurs, we expect the Fund's quality holdings to perform quite well.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                               (PERFORMANCE GRAPH)

Montag & Caldwell Mid Cap Growth Fund

                                     Morningstar
                                       Mid Cap
                M&C Mid    Russell      Growth
              Cap Growth   Mid Cap     Category
              ----------   -------   -----------
Nov-07          10,000      10,000      10,000
Apr-08           9,370       9,156       8,912
Oct-08           5,850       5,735       5,792
Apr-09           5,870       5,891       5,743
Oct-09           6,830       7,025       6,738

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Mid-Cap Stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                        RETURNS FOR PERIOD ENDED 10/31/09

                      Average Annual Total Return - Class N

One Year           16.75%
Since Inception   -17.36%

Inception Date 11/02/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       21

Aston Funds
MONTAG & CALDWELL MID CAP GROWTH FUND                           OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    20%
INDUSTRIALS                               18%
CONSUMER DISCRETIONARY                    18%
HEALTH CARE                               14%
FINANCIALS                                 9%
ENERGY                                     8%
CONSUMER STAPLES                           6%
MATERIALS                                  5%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 97.82%
            CONSUMER DISCRETIONARY - 17.93%
    1,500   Bed Bath & Beyond * ...............................   $       52,815
    2,530   Dick's Sporting Goods * ...........................           57,406
    1,060   Kohl's * ..........................................           60,653
    2,080   LKQ * .............................................           35,922
      903   Marriott International, Class A ...................           22,629
    1,620   O'Reilly Automotive * .............................           60,394
      750   Panera Bread, Class A * ...........................           44,985
      990   Polo Ralph Lauren .................................           73,676
    1,770   TJX ...............................................           66,109
    1,250   Tractor Supply * ..................................           55,875
                                                                  --------------
                                                                         530,464
                                                                  --------------
            CONSUMER STAPLES - 5.56%
    1,660   Alberto-Culver ....................................           44,521
    2,220   Avon Products .....................................           71,151
      860   Church & Dwight ...................................           48,917
                                                                  --------------
                                                                         164,589
                                                                  --------------
            ENERGY - 8.38%
    1,770   Cameron International * ...........................           65,437
      575   Core Laboratories .................................           59,973
    1,230   Oceaneering International * .......................           62,853
    1,370   Southwestern Energy * .............................           59,705
                                                                  --------------
                                                                         247,968
                                                                  --------------
            FINANCIALS - 8.69%
    1,180   Affiliated Managers Group * .......................           74,918
    1,100   Eaton Vance .......................................           31,229
    1,370   Lazard, Class A ...................................           51,717
    1,560   MSCI, Class A * ...................................           47,424
      680   PartnerRe .........................................           52,006
                                                                  --------------
                                                                         257,294
                                                                  --------------
            HEALTH CARE - 13.62%
      750   Bard (C.R.) .......................................           56,303
    1,030   Covance * .........................................           53,230

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            HEALTH CARE (CONTINUED)
    1,850   Dentsply International ............................   $       60,976
      570   Edwards Lifesciences * ............................           43,856
      900   St. Jude Medical * ................................           30,672
      550   Techne ............................................           34,380
    1,490   Varian Medical Systems * ..........................           61,060
    1,090   Waters * ..........................................           62,599
                                                                  --------------
                                                                         403,076
                                                                  --------------
            INDUSTRIALS - 18.33%
    1,680   Ametek ............................................           58,615
    1,150   Donaldson .........................................           41,020
    1,570   Expeditors International Washington ...............           50,585
    1,510   Fastenal ..........................................           52,095
      910   FTI Consulting * ..................................           37,137
    1,090   Jacobs Engineering Group * ........................           46,096
    1,780   JB Hunt Transport Services ........................           53,507
    1,360   Joy Global ........................................           68,558
      730   L-3 Communications Holdings .......................           52,772
      920   Roper Industries ..................................           46,506
      680   Stericycle * ......................................           35,612
                                                                  --------------
                                                                         542,503
                                                                  --------------
            INFORMATION TECHNOLOGY - 20.39%
    1,480   Altera ............................................           29,289
    2,360   Amphenol, Class A .................................           94,683
    1,220   ANSYS * ...........................................           49,508
      710   F5 Networks * .....................................           31,872
      850   Factset Research Systems ..........................           54,442
    1,930   Fiserv * ..........................................           88,529
    3,090   Juniper Networks * ................................           78,826
    2,960   Microchip Technology ..............................           70,922
    2,280   Polycom * .........................................           48,952
    2,590   Xilinx ............................................           56,332
                                                                  --------------
                                                                         603,355
                                                                  --------------
            MATERIALS - 4.92%
      860   Air Products and Chemicals ........................           66,332
    1,800   Ecolab ............................................           79,128
                                                                  --------------
                                                                         145,460
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $2,795,222) ..............................        2,894,709
                                                                  --------------
INVESTMENT COMPANY - 3.09%
   91,584   BlackRock Liquidity Funds
               TempCash Portfolio .............................           91,584
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $91,584) .................................           91,584
                                                                  --------------
TOTAL INVESTMENTS - 100.91%
   (Cost $2,886,806)** ........................................        2,986,293
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.91)% ....................          (26,919)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $    2,959,374
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $2,927,570.

Gross unrealized appreciation ......   $ 227,745
Gross unrealized depreciation ......    (169,022)
                                       ---------
Net unrealized appreciation ........   $  58,723
                                       =========

MSCI Morgan Stanley Capital International

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       22

Aston Funds
CARDINAL MID CAP VALUE FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                        Amy K. Minella, Eugene Fox III & Robert Kirkpatrick, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The Fund outpaced its benchmark due to advantageous stock selection in the
     Consumer Staples sector, little exposure to the poorly performing banking industry, and the absence of Utilities, which badly lagged the benchmark.
     These factors more than offset adverse stock selection in the Healthcare and Industrials sectors, and the drag from the Fund's cash position.

Q.   What were the best performing holdings for the Fund during the period?

A.   Concho Resources was a key contributor, benefitting from higher oil prices and significant production growth. Cable operator Virgin Media rose sharply as much of its debt was refinanced and its operating metrics and cash flow improved. Check Point Software Technlologies was a major positive as demand for security software proved resilient and its acquisition of Nokia's security software business enhanced its future prospects. Fund manager
     Affiliated Managers Group also increased sharply as assets under management at its affiliates rose with the rally in global equity markets. Clothing retailer American Eagle Outfitters was another standout, as same store sales trends improved and valuation expanded from depressed levels.

Q.   What were the weakest performing holdings?

A.   Data provider IMS Health suffered from declining revenue and earnings as customers tightened their budgets with the uncertainty surrounding health care reform. We sold the position as management felt improvement was unlikely anytime soon. Publisher Scholastic Corp. saw pressure on state budgets that crimped earnings and the adoption of e-books clouded its prospects. We sold it early in the year. Broker Investment Technology Group also lagged as lower trading volumes and falling commissions reduced earnings. Pawn lender Cash America International saw its earnings growth reduced by state restrictions on payday lending and weak retail sales.
     Metal processor Carpenter Technology Group, which we also sold, suffered losses due to lower volumes as a result of the global economic slowdown and higher pension costs.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Our current investment outlook is positive, but guarded, as improving economic and credit conditions, and easier earnings comparisons, outweigh more challenging valuations. Economic activity should benefit from inventory restocking and a weaker dollar, but the pace of recovery is likely to be gradual. Very low short-term interest rates and improving credit markets are having a salutary effect on confidence but the recession is likely to have a lasting effect on consumer and business behavior. While the equity market seems to be anticipating a normal economic recovery, such an outcome is far from certain. Nonetheless, funds are likely to continue flowing into equities as long as interest rates remain near zero.

     The investing environment has been volatile as equity investors have recently developed a healthy appetite for risk. As the management teams of most of our more economically sensitive companies have indicated their businesses have stabilized, we have added incrementally to a few of these holdings. We also invested in one agency-only mortgage REIT and a specialty finance company. Other companies in the portfolio remain generally cautious and most are building cash. Our companies have sound business models, prudent balance sheets and the ability to generate substantial free cash flow, which means that they are well prepared to take advantage of opportunities that arise in these challenging economic times.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                               (PERFORMANCE GRAPH)

Cardinal Mid Cap Value Fund

                                            Morningstar
              Cardinal Mid   Russell Mid   Mid Cap Value
                Cap Value     Cap Value        Funds
              ------------   -----------   -------------
Nov-07           10,000         10,000         10,000
Apr-08            8,960          9,080          8,995
Oct-08            6,230          6,117          6,044
Apr-09            6,324          5,741          5,957
Oct-09            7,255          7,005          7,133

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Mid-Cap Stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                        RETURNS FOR PERIOD ENDED 10/31/09

                      Average Annual Total Return - Class N

One Year           16.45%
Since Inception   -14.82%

Inception Date 11/02/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       23

Aston Funds
CARDINAL MID CAP VALUE FUND                                     OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

INFORMATION TECHNOLOGY                    25%
CONSUMER DISCRETIONARY                    18%
FINANCIALS                                14%
INDUSTRIALS                               11%
HEALTH CARE                               10%
ENERGY                                     8%
MATERIALS                                  5%
CONSUMER STAPLES                           4%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            COMMON STOCKS - 96.51%
            CONSUMER DISCRETIONARY - 17.77%
    1,211   American Eagle Outfitters .........................   $       21,180
    1,100   Interactive Data ..................................           28,930
      300   International Speedway, Class A ...................            7,653
      350   Jack in the Box * .................................            6,566
       10   NVR * .............................................            6,623
    1,179   Speedway Motorsports ..............................           15,964
      625   Stanley Works .....................................           28,269
      300   Tiffany ...........................................           11,787
    1,824   Virgin Media ......................................           25,481
    2,615   Wendy's/Arby's Group, Class A .....................           10,329
                                                                  --------------
                                                                         162,782
                                                                  --------------
            CONSUMER STAPLES - 4.19%
      250   Alberto-Culver ....................................            6,705
      600   Smucker (J.M.) ....................................           31,638
                                                                  --------------
                                                                          38,343
                                                                  --------------
            ENERGY - 7.57%
      900   Concho Resources * ................................           34,299
      400   Oceaneering International * .......................           20,440
      550   Plains Exploration & Production * .................           14,575
                                                                  --------------
                                                                          69,314
                                                                  --------------
            FINANCIALS - 13.73%
      546   Affiliated Managers Group * .......................           34,665
      500   Annaly Capital Management, REIT ...................            8,455
      617   Cash America International ........................           18,670
      300   Entertainment Properties Trust, REIT ..............           10,206
      351   Gallagher (Arthur J.) .............................            7,831
    1,100   Hudson City Bancorp ...............................           14,454
      300   Investment Technology Group * .....................            6,471
      928   Willis Group Holdings .............................           25,056
                                                                  --------------
                                                                         125,808
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            HEALTH CARE - 10.43%
      300   Beckman Coulter ...................................   $       19,299
      311   Henry Schein * ....................................           16,430
      417   Laboratory Corp of America Holdings * .............           28,727
      376   Quest Diagnostics .................................           21,030
      255   West Pharmaceutical Services ......................           10,065
                                                                  --------------
                                                                          95,551
                                                                  --------------
            INDUSTRIALS - 11.26%
      300   AMETEK ............................................           10,467
      541   Equifax ...........................................           14,812
      100   ITT ...............................................            5,070
      250   J.B. Hunt Transport Services ......................            7,515
      200   L-3 Communications Holdings .......................           14,458
      200   Roper Industries ..................................           10,110
    1,346   RR Donnelley & Sons ...............................           27,028
      400   Teledyne Technologies * ...........................           13,664
                                                                  --------------
                                                                         103,124
                                                                  --------------
            INFORMATION TECHNOLOGY - 25.15%
    1,000   Broadridge Financial Solutions ....................           20,810
      599   Check Point Software Technologies * ...............           18,611
    1,900   Convergys * .......................................           20,615
      600   Fiserv * ..........................................           27,522
      500   Harris ............................................           20,860
      710   Hewitt Associates * ...............................           25,219
    1,010   Intuit * ..........................................           29,361
    1,151   Progress Software * ...............................           26,588
      296   Sybase * ..........................................           11,710
    1,600   Western Union .....................................           29,072
                                                                  --------------
                                                                         230,368
                                                                  --------------
            MATERIALS - 4.78%
      100   FMC ...............................................            5,110
      720   Silgan Holdings ...................................           38,700
                                                                  --------------
                                                                          43,810
                                                                  --------------
            TELECOMMUNICATION SERVICES - 1.63%
    1,553   Windstream ........................................           14,971
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $837,922) ................................          884,071
                                                                  --------------
INVESTMENT COMPANY - 4.58%
   41,991   BlackRock Liquidity Funds TempCash Portfolio ......           41,991
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $41,991) .................................           41,991
                                                                  --------------
TOTAL INVESTMENTS - 101.09%
   (Cost $879,913)** ..........................................          926,062
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (1.09)% ....................           (9,962)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $      916,100
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $879,973.

Gross unrealized appreciation ....   $ 97,775
Gross unrealized depreciation ....    (51,686)
                                     --------
Net unrealized appreciation ......   $ 46,089
                                     ========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       24

Aston Funds
RIVER ROAD SMALL-MID CAP FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

             James C. Shircliff, CFA; R. Andrew Beck & Henry W. Sanders III, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The past 12 months was a volatile period for investors with equity markets experiencing both a precipitous decline and an equally sharp rebound.
     Fortunately, the Fund was positive for the period delivering significant outperformance relative to its benchmark. Five sectors contributed positively to relative performance with the largest contributions to relative performance coming from Consumer holdings, which benefitted from both a higher total return and a significant overweight position. The largest negative contribution was, not surprisingly, within the Information
     Technology sector. Historically, when this high-volatility, growth-oriented sector leads the market's advance, as it did during the period, the Fund's low-volatility, value-oriented investment style lags the benchmark.

Q.   What were the best performing holdings for the Fund during the period?

A.   The two holdings with the largest positive contribution to the Fund's total return during the period were Cracker Barrel and Big Lots. Like many restaurant operators, Cracker Barrel rebounded as the economy began to emerge from recession as the company reported strong operating results from better cost controls. The real story behind Cracker Barrel, however, was the $56 million in proceeds the firm received from a sale-leaseback transaction for 15 of its restaurants and one distribution center. The firm still owns the real estate at 400 of its stores and the deal helped to demonstrate the untapped value of its real estate portfolio.

     Big Lots benefited from strong earnings results, upbeat guidance, and multiple analyst upgrades during the period. Big Lots is the nation's largest broadline closeout retailer with approximately 1,350 stores in 47 states. Last year was the ideal environment for the firm, and the company was able to capitalize on cash-strapped companies forced to liquidate inventory at substantially discounted prices.

Q.   What were the weakest performing holdings?

A.   The two holdings with the largest negative contribution to the Fund's total return were American Capital and NACCO Industries. American Capital is a
     business development company, investing primarily in the debt and equity of private company buyouts. The Fund sold the stock as it appeared that the business model of distributing virtually all cash flow to shareholders and constantly raising new capital for additional investments would no longer be sustainable.

     NACCO Industries is an operating holding company with three main businesses--coal mining, lift trucks, and housewares--that suffered tremendously during the downturn in early 2009, with all of its business lines experiencing significant weakness. We liquidated the Fund's position in the stock as we sought to manage unrealized losses in lower conviction holdings.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Last year we noted that while we were concerned about the short-term macro environment, we believed lower commodity prices, unprecedented stimulus, and attractive valuations would drive positive equity returns over the next
     12 to 18 months. That belief was largely realized, although in a pattern that was more tumultuous than we imagined. Today, stocks are far less attractively priced than they were one year ago and, over the next 12 to 18 months, policy makers will begin the difficult task of withdrawing stimulus against a backdrop of high secular unemployment, higher taxes, and continuing consumer deleveraging. While we don't believe the U.S. economy will collapse during this process, we do believe that economic growth and earnings growth will be modest. Thus, we are positioning the Fund with an eye toward stocks that are less correlated with the broader market, as well as firms that can prosper in a period of modest economic growth.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

River Road Small-Mid Cap Fund

              River Road                  Morningstar
               Small-Mid   Russell 2500   Small Value
               Cap Fund     Value Index    Category
              ----------   ------------   -----------
Mar-07          10,000        10,000         10,000
Oct-07          10,130         9,736          9,917
Oct-08           7,130         6,461          6,629
Oct-09           7,724         7,013          7,373

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-Cap and Mid-Cap Stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year           8.33%
Since Inception   -9.49%

Inception Date 03/29/2007

                     Average Annual Total Returns - Class I

One Year            8.52%
Since Inception   -12.15%

Inception Date 06/28/2007

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       25

Aston Funds
RIVER ROAD SMALL-MID CAP FUND                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

CONSUMER DISCRETIONARY                      25%
FINANCIALS                                  20%
CONSUMER STAPLES                            13%
INDUSTRIALS                                 13%
MATERIALS                                    7%
HEALTH CARE                                  5%
ENERGY                                       5%
INFORMATION TECHNOLOGY                       5%
UTILITIES                                    3%
CASH AND NET OTHER ASSETS AND LIABILITIES    3%
TELECOMMUNICATION SERVICES                   1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 96.75%
            CONSUMER DISCRETIONARY - 25.21%
   35,890   Abercrombie & Fitch, Class A ......................   $    1,177,910
   34,640   Bank (Jos. A.) Clothiers * ........................        1,419,547
  115,300   Big Lots * ........................................        2,888,265
  206,390   Brink's Home Security Holdings * ..................        6,393,962
  227,820   CKX * .............................................        1,458,048
  133,620   Cracker Barrel Old Country Store ..................        4,429,503
   86,090   Dollar Tree * .....................................        3,885,242
  103,280   Dress Barn * ......................................        1,864,204
  203,350   Fred's, Class A ...................................        2,407,664
  142,960   Hillenbrand .......................................        2,856,341
   64,500   International Speedway, Class A ...................        1,645,395
   94,050   JAKKS Pacific * ...................................        1,338,332
   87,930   Lincoln Educational Services * ....................        1,742,773
  236,170   OfficeMax .........................................        2,699,423
   78,540   Papa John's International * .......................        1,767,150
  331,210   PetSmart ..........................................        7,793,371
  206,390   Rent-A-Center * ...................................        3,789,320
   75,230   UniFirst ..........................................        3,164,926
                                                                  --------------
                                                                      52,721,376
                                                                  --------------
            CONSUMER STAPLES - 13.14%
   83,786   American Dairy * ..................................        2,424,767
  242,753   Casey's General Stores ............................        7,654,002
   34,300   Coca-Cola Bottling ................................        1,540,413
   81,580   Dean Foods * ......................................        1,487,203
   96,990   Industrias Bachoco, SP ADR (Mexico) ...............        2,203,613
   32,046   J & J Snack Foods .................................        1,255,242
   86,480   National Beverage * ...............................          946,956
  264,750   Ruddick ...........................................        7,074,120
   96,760   Village Super Market, Class A .....................        2,902,800
                                                                  --------------
                                                                      27,489,116
                                                                  --------------
            ENERGY - 4.59%
   37,380   Bristow Group * ...................................        1,089,627
   92,250   Cal Dive International * ..........................          708,480
   98,735   Encore Acquisition * ..............................        3,660,107

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            ENERGY (CONTINUED)
  133,320   Frontier Oil ......................................   $    1,847,815
   88,530   Provident Energy Trust ............................          546,230
  129,080   Rosetta Resources * ...............................        1,746,452
                                                                  --------------
                                                                       9,598,711
                                                                  --------------
            FINANCIALS - 20.59%
   12,641   Alleghany * .......................................        3,160,250
   96,000   BancorpSouth ......................................        2,167,680
   53,640   Bank of Hawaii ....................................        2,381,616
   55,840   Cincinnati Financial ..............................        1,416,102
  103,817   Commerce Bancshares ...............................        3,982,420
   73,130   FirstService * ....................................        1,299,520
  215,620   Hilltop Holdings * ................................        2,552,941
   82,865   Max Capital Group .................................        1,711,162
   61,020   Navigators Group * ................................        3,238,331
   53,960   Oppenheimer Holdings, Class A .....................        1,375,980
   64,340   PartnerRe .........................................        4,920,723
  205,340   People's United Financial .........................        3,291,600
   65,260   UMB Financial .....................................        2,595,390
  238,020   W. R. Berkley .....................................        5,883,854
    7,302   White Mountains Insurance Group ...................        2,259,312
   28,730   Zenith National Insurance .........................          819,667
                                                                  --------------
                                                                      43,056,548
                                                                  --------------
            HEALTH CARE - 4.83%
  103,100   Kindred Healthcare * ..............................        1,515,570
  100,600   Martek Biosciences * ..............................        1,806,776
   19,990   National Healthcare ...............................          719,040
   67,270   Pharmaceutical Product Development ................        1,449,669
   83,290   Res-Care * ........................................        1,001,979
   90,020   STERIS ............................................        2,633,985
   24,700   West Pharmaceutical Services ......................          974,909
                                                                  --------------
                                                                      10,101,928
                                                                  --------------
            INDUSTRIALS - 12.86%
   53,355   AMERCO * ..........................................        2,255,316
  211,340   Brink's ...........................................        5,015,098
   82,480   Copart * ..........................................        2,653,382
   68,780   Corporate Executive Board .........................        1,651,408
  194,640   Equifax ...........................................        5,329,243
  211,740   Geo Group * .......................................        4,478,301
   79,095   Korn/Ferry International * ........................        1,262,356
  223,380   Pike Electric * ...................................        2,803,419
   82,885   Viad ..............................................        1,450,488
                                                                  --------------
                                                                      26,899,011
                                                                  --------------
            INFORMATION TECHNOLOGY - 4.56%
   45,430   Forrester Research * ..............................        1,150,742
   48,040   Hewitt Associates, Class A * ......................        1,706,381
  205,210   Ingram Micro, Class A * ...........................        3,621,957
  104,240   Ituran Location and Control .......................        1,288,406
  199,160   TeleCommunication Systems, Class A * ..............        1,780,490
                                                                  --------------
                                                                       9,547,976
                                                                  --------------
            MATERIALS - 6.84%
   92,990   Airgas ............................................        4,125,036
  220,780   AptarGroup ........................................        7,795,742
  224,990   Glatfelter ........................................        2,378,144
                                                                  --------------
                                                                      14,298,922
                                                                  --------------
            TELECOMMUNICATION SERVICES - 0.58%
   32,920   United States Cellular * ..........................        1,205,201
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       26

Aston Funds
RIVER ROAD SMALL-MID CAP FUND                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            UTILITIES - 3.55%
   66,210   Avista ............................................   $    1,255,342
   32,820   National Fuel Gas .................................        1,488,059
  128,266   Portland General Electric .........................        2,384,465
  105,072   SJW ...............................................        2,287,418
                                                                  --------------
                                                                       7,415,284
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $190,209,338) ............................      202,334,073
                                                                  --------------
INVESTMENT COMPANY - 2.96%
6,201,012   BlackRock Liquidity Funds TempFund Portfolio ......        6,201,012
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $6,201,012) ..............................        6,201,012
                                                                  --------------
TOTAL INVESTMENTS - 99.71%
   (Cost $196,410,350)** ......................................      208,535,085
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.29% ......................          599,790
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  209,134,875
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposed is $198,190,572.

Gross unrealized appreciation .....   $18,908,224
Gross unrealized depreciation .....    (8,563,711)
                                      -----------
Net unrealized appreciation .......   $10,344,513
                                      ===========

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       27

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

            B. Anthony Weber, Charles Mercer, Jr., CFA & Michael E. Johnson, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The volatility that marked the end of 2008 spilled over into 2009 as the market finally bottomed amid a panicked selloff in February and March. Off that bottom, those stocks that had suffered the most and that were most leveraged saw the greatest increase in price, stocks that the Fund generally did not own. Earnings surprise and estimate revision, the core of our strategy, were of little consequence during the period until the third quarter of 2009. It was during that quarter that the Fund outpaced the market and its rivals. Unfortunately, volatility was reintroduced into the market during the fourth quarter as investors became nervous about lackluster GDP growth.

Q.   What were the best performing holdings for the Fund during the period?

A.   Technology was king for the Fund during the past year as we saw some giant gains from names like Seagate Technology and Western Digital, two disk drive manufacturers that were up 145% and 156% respectively. Semiconductor stocks stood out as well, as several names saw very nice moves. Overall, the portfolio's performance in Technology doubled that of the benchmark. We also saw strength from the Consumer Discretionary sector, led by names such as Aeropostale (no longer held), Carter's and American Eagle Outfitters (no longer held).

Q.   What were the weakest performing holdings?

A.   Airlines, such as Continental and AMR which had been the Fund's best performing industry group during the fourth quarter of 2008, experienced a dramatic selloff during the first three months of 2009, as traffic numbers slumped to levels not seen since the period just after 9/11. As a result,
     Industrials was the worst sector in the portfolio, as well as in the benchmark. A 50% underweight in Healthcare most of the year avoided the uncertainty around the proposed healthcare reform bill but stock selection in this area struggled from earnings disappointments primarily within biotechnology and medical equipment.

Q.   How was the Fund positioned as of October 31, 2009?

A.   The Fund is still overweight early cycle sectors, as Technology and
     Consumer Discretionary represent the two largest areas of exposure in the portfolio. Semiconductors and related companies make up the bulk in
     Technology as we are convinced corporate America, which is flush with cash, will lead us out of this recession as we may be at the front edge of a major PC upgrade cycle driven by the launch of Windows 7. Specialty retail and apparel stocks lead the consumer space along with firms leveraged to an upswing in ad revenue. The Industrials sector is driven by a sizable position in car rental stocks where fleets are being reduced and residual values are increasing given the all time highs in used-car prices. We likely will look to move up the portfolio's stake in Healthcare during the course of the next 12 months as the uncertainty surrounding the reform package is removed and we start to look up the food chain for higher quality growth stocks.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Veredus Aggressive Growth Fund

         ABN AMRO/Veredus                  Morningstar(R)
        Aggressive Growth   Russell 2000    Small Growth
         Fund - Class N     Growth Index      Category
        -----------------   ------------   ---------------
Jun-98        10,000           10,000           10,000
Oct-98         8,620            8,169            8,234
Oct-99        16,630           10,561           11,859
Oct-00        25,502           12,269           16,475
Oct-01        22,931            8,403           11,921
Oct-02        14,961            6,590            9,723
Oct-03        19,913            9,659           13,727
Oct-04        21,246           10,193           14,356
Oct-05        23,977           11,305           16,063
Oct-06        24,094           13,235           18,178
Oct-07        31,324           15,449           21,632
Oct-08        16,330            9,599           12,640
Oct-09        17,602           10,687           14,304

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year           7.79%
Five Year         -3.69%
Ten Year           0.57%
Since Inception    5.11%

Inception Date 06/30/98

                     Average Annual Total Returns - Class I

One Year           8.16%
Five Year         -3.43%
Since Inception   -3.18%

Inception Date 10/05/01

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND CLASS I IS 1.56% AND 1.31%
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. THE
PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.
PLEASE REFER TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009
FISCAL YEAR END RELATED INFORMATION.

                                       28

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND                                  OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

INFORMATION TECHNOLOGY                    33%
CONSUMER DISCRETIONARY                    30%
INDUSTRIALS                               12%
HEALTH CARE                                9%
FINANCIALS                                 7%
ENERGY                                     3%
MATERIALS                                  3%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 97.07%
            CONSUMER DISCRETIONARY - 30.15%
   61,200   Amerigon * ........................................   $      393,516
   34,500   AnnTaylor Stores * ................................          447,465
   75,825   bebe stores .......................................          474,665
   44,075   Brunswick .........................................          417,831
   31,975   Carter's * ........................................          754,610
   61,700   Chico's FAS * .....................................          737,315
   67,750   Coldwater Creek * .................................          389,563
  101,325   Gannett ...........................................          995,012
   14,225   Guess? ............................................          519,924
   36,600   Lithia Motors, Class A * ..........................          305,244
   30,375   MarineMax * .......................................          206,854
   63,400   MGM MIRAGE * ......................................          587,718
  120,750   New York Times, Class A ...........................          962,378
  127,825   Office Depot * ....................................          773,341
  114,250   Pacific Sunwear of California * ...................          690,070
   31,050   Pier 1 Imports * ..................................          109,296
  194,150   Saks * ............................................        1,089,182
   71,950   Select Comfort * ..................................          393,567
   93,525   Shuffle Master * ..................................          730,430
   24,000   Steak 'n Shake (The) * ............................          279,600
   37,775   Talbots ...........................................          342,619
   25,875   Tempur-Pedic International * ......................          501,199
   56,050   Ulta Salon, Cosmetics & Fragrance * ...............          848,597
   28,600   Under Armour, Class A * ...........................          767,910
                                                                  --------------
                                                                      13,717,906
                                                                  --------------
            ENERGY - 2.92%
   19,300   Carrizo Oil & Gas * ...............................          447,374
    7,300   GMX Resources * ...................................           92,929
   77,075   SandRidge Energy * ................................          788,477
                                                                  --------------
                                                                       1,328,780
                                                                  --------------
            FINANCIALS - 6.67%
    9,125   FBR Capital Markets * .............................           55,663
  109,225   Janus Capital Group ...............................        1,433,032
   24,825   Jefferies Group * .................................          647,933

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            FINANCIALS (CONTINUED)
   87,000   KKR Financial Holdings * ..........................   $      398,460
   29,100   LaSalle Hotel Properties, REIT ....................          499,356
                                                                  --------------
                                                                       3,034,444
                                                                  --------------
            HEALTH CARE - 8.73%
   26,825   Align Technology * ................................          421,689
   10,625   Almost Family * ...................................          322,469
   12,925   Amedisys * ........................................          514,286
   27,750   Brookdale Senior Living * .........................          467,310
   64,850   Clarient * ........................................          210,114
   84,725   LCA-Vision * ......................................          381,263
   16,525   NuVasive * ........................................          599,692
   27,550   RehabCare Group * .................................          516,563
   20,500   WellCare Health Plans * ...........................          535,665
                                                                  --------------
                                                                       3,969,051
                                                                  --------------
            INDUSTRIALS - 12.00%
   88,875   AirTran Holdings * ................................          375,941
   54,500   AMR * .............................................          293,755
  121,575   Avis Budget Group * ...............................        1,021,230
   25,350   CDI ...............................................          308,763
    9,550   Dollar Thrifty Automotive Group * .................          176,771
   17,650   Ener1 * ...........................................           88,074
   21,125   EnerNOC * .........................................          606,921
   50,300   Gol - Linhas Aereas Inteligentes SA, ADR
               (Brazil) .......................................          516,581
   90,325   Hertz Global Holdings * ...........................          840,926
   40,575   Kforce * ..........................................          475,945
   42,850   Tutor Perini * ....................................          756,303
                                                                  --------------
                                                                       5,461,210
                                                                  --------------
            INFORMATION TECHNOLOGY - 33.55%
   25,825   Aixtron AG, SP ADR (Germany) ......................          765,453
  154,675   Amkor Technology * ................................          852,259
   19,025   Avnet * ...........................................          471,440
  103,975   Brightpoint * .....................................          766,296
   23,475   Cavium Networks * .................................          445,086
   27,950   Echo Global Logistics * ...........................          364,748
  103,500   Fairchild Semiconductor International * ...........          774,180
   87,675   Kulicke & Soffa Industries * ......................          407,689
  172,150   LSI * .............................................          881,408
  238,325   LTX-Credence * ....................................          319,356
  142,250   Mattson Technology * ..............................          301,570
   78,525   NetScout Systems * ................................          965,072
   11,200   Newport * .........................................           83,328
  141,550   ON Semiconductor * ................................          946,970
  181,125   RF Micro Devices * ................................          720,878
   80,925   Rubicon Technology * ..............................        1,223,586
   27,625   SAVVIS * ..........................................          408,574
   52,875   Seagate Technology ................................          737,606
  132,250   Sonic Solutions * .................................          642,735
   39,900   Standard Microsystems * ...........................          768,474
  120,800   TriQuint Semiconductor * ..........................          651,112
   51,800   TTM Technologies * ................................          526,806
   22,700   Western Digital * .................................          764,536
   45,425   Xyratex * .........................................          474,691
                                                                  --------------
                                                                      15,263,853
                                                                  --------------
            MATERIALS - 3.05%
   18,525   Globe Specialty Metals *                                     146,718
   14,100   Koppers Holdings                                             368,292

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       29

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND                                  OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            MATERIALS (CONTINUED)
   84,600   PolyOne * ........................................    $      472,068
   36,475   Solutia * ........................................           401,217
                                                                  --------------
                                                                       1,388,295
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $39,891,948) ............................        44,163,539
                                                                  --------------
INVESTMENT COMPANY - 4.03%
1,834,636   BlackRock Liquidity Funds
               TempCash Portfolio ............................         1,834,636
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $1,834,636) .............................         1,834,636
                                                                  --------------
TOTAL INVESTMENTS - 101.10%
   (Cost $41,726,584)** ......................................        45,998,175
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (1.10)%                              (501,989)
                                                                  --------------
NET ASSETS - 100.00% .........................................    $   45,496,186
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $41,734,861.

Gross unrealized appreciation ....   $ 6,635,674
Gross unrealized depreciation ....    (2,372,360)
                                     -----------
Net unrealized appreciation ......   $ 4,263,314
                                     ===========

ADR    American Depositary Receipt

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       30

Aston Funds
TAMRO SMALL CAP FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                            Philip D. Tasho, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The financial meltdown weighed heavily on stocks during late 2008 and early
     2009, but stocks rebounded strongly, recovering into positive territory.
     While the markets were unusually volatile, the Fund reported positive absolute returns for the one-year period ending October 2009 and positive relative returns versus its benchmark, the Russell 2000(R) Index. Strong stock selection in Energy, Financials, Health Care and Industrials added to performance, as well as positive sector allocation in Consumer
     Discretionary. Stock selection in Technology and Consumer Discretionary detracted from performance.

Q.   What were the best performing holdings for the Fund during the period?

A.   General Cable, an industrial wire and cable company, continued to execute well thanks to its global footprint. For the second year, Quality Systems, a health care systems software company, was another strong performer as demand for its products resonated in the market place. The third largest contributor to performance was F5 Networks, which benefited from a rebound in corporate spending in technology led by demand for productivity enhancement products.

Q.   What were the weakest performing holdings?

A.   While ManTech International declined with other defense-related stocks, the loss of its well-respected Chief Operating Officer further depressed its shares. Eclipsys, a health care systems integrator, declined due to poor execution and the replacement of its Chief Financial Officer. SunOpta an organic food concern, needed to restate financials due to certain incorrect accounting treatments. All three positions were eventually sold from the portfolio.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We believe liquidity injected into the financial system through the
     Congressional stimulus package, as well as by the Fed, provided the opportunity for the stock market to rebound. The challenge over the next year is funneling that liquidity into the real economy to spark the resumption of positive GDP growth. The potential economic recovery could be tempered by increases in state, local and eventually Federal taxes, as well as the continued de-leveraging of the consumer. For this reason, we have positioned the portfolio towards best-in-class leaders that have the opportunity to gain traction in a sluggish and increasingly competitive market through superior execution and capital bases that will help enable them to take market share from their peers.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

TAMRO Small Cap Fund

              TAMRO Small   Russell 2000    Morningstar(R) Small
               Cap Fund         Index        Blend Category
             ------------   -----------    -------------------
11/30/2000      10,000         10,000             10,000
Oct-01          10,774          9,729              9,761
Oct-02          10,603          8,603              9,093
Oct-03          15,919         12,334             12,467
Oct-04          17,538         13,780             14,153
Oct-05          19,144         15,445             16,096
Oct-06          24,165         18,531             18,729
Oct-07          27,201         20,248             20,669
Oct-08          18,609         13,332             12,972
Oct-09          20,028         14,193             14,457

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-Cap Stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N
One Year          7.63%
Five Year         2.69%
Since Inception   8.10%

Inception Date 11/30/00

                     Average Annual Total Returns - Class I

One Year          7.94%
Since Inception   1.64%

Inception Date 01/04/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

                                       31

Aston Funds
TAMRO SMALL CAP FUND                                            OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)
CONSUMER DISCRETIONARY                    22%
INFORMATION TECHNOLOGY                    19%
FINANCIALS                                18%
INDUTRIALS                                13%
HEALTH CARE                                8%
ENERGY                                     8%
CONSUMER STAPLES                           8%
TELECOMMUNICATION SERVICES                 2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
SHARES                                                                 VALUE
---------                                                         --------------
COMMON STOCKS - 97.89%
            CONSUMER DISCRETIONARY - 21.79%
  580,320   Aaron Rents .......................................   $   14,537,016
1,107,667   BJ's Restaurants * ................................       17,678,365
  212,324   Blue Nile * .......................................       12,750,056
  344,298   Carter's * ........................................        8,125,433
  453,919   Corinthian Colleges * .............................        7,199,155
1,840,311   Domino's Pizza * ..................................       13,507,883
  612,375   DSW, Class A * ....................................       11,757,600
  845,717   E.W. Scripps, Class A .............................        5,378,760
1,256,411   Gannett ...........................................       12,337,956
  563,664   Grand Canyon Education * ..........................        9,142,630
  618,569   Lumber Liquidators * ..............................       13,144,591
  527,194   M.D.C. Holdings ...................................       17,197,068
  211,250   Morningstar * .....................................       10,777,975
  995,525   Winnebago Industries * ............................       11,448,538
                                                                  --------------
                                                                     164,983,026
                                                                  --------------
            CONSUMER STAPLES - 7.54%
  449,354   Lance .............................................       10,838,418
  458,758   NBTY * ............................................       16,703,379
  481,937   TreeHouse Foods * .................................       18,024,444
  476,924   United Natural Foods * ............................       11,498,638
                                                                  --------------
                                                                      57,064,879
                                                                  --------------
            ENERGY - 7.96%
  329,731   Alpha Natural Resources * .........................       11,200,962
  437,324   Bill Barrett * ....................................       13,548,297
  480,230   Holly .............................................       13,931,472
  416,628   Hornbeck Offshore Services * ......................       10,128,227
  875,005   Willbros Group * ..................................       11,497,566
                                                                  --------------
                                                                      60,306,524
                                                                  --------------

                                                                      MARKET
SHARES                                                                VALUE
---------                                                         --------------
            FINANCIALS - 18.44%
  636,185   Bank of the Ozarks ................................   $   14,473,209
  921,113   BioMed Realty Trust, REIT .........................       12,499,503
  456,389   East West Bancorp .................................        4,121,193
  339,719   GAMCO Investors ...................................       14,332,745
  973,612   Glacier Bancorp ...................................       12,744,581
1,032,834   Janus Capital Group ...............................       13,550,782
  790,433   LaSalle Hotel Properties, REIT ....................       13,563,830
  655,735   Raymond James Financial ...........................       15,481,903
  966,501   Redwood Trust, REIT ...............................       13,473,024
    3,991   Teton Advisors (a) ................................           64,347
  568,805   Washington, REIT ..................................       15,187,094
  716,073   Zions Bancorporation ..............................       10,139,594
                                                                  --------------
                                                                     139,631,805
                                                                  --------------
            HEALTH CARE - 8.17%
  342,297   Analogic ..........................................       12,781,370
2,369,421   Health Management Associates, Class A * ...........       14,453,468
  225,063   Perrigo ...........................................        8,370,093
  342,010   Teleflex ..........................................       17,014,998
  216,836   United Therapeutics * .............................        9,224,203
                                                                  --------------
                                                                      61,844,132
                                                                  --------------
            INDUSTRIALS - 12.87%
  580,522   Advisory Board * ..................................       14,304,062
2,521,064   AirTran Holdings * ................................       10,664,101
  652,584   EMCOR Group * .....................................       15,414,034
  272,548   Energy Conversion Devices * .......................        2,935,342
  569,444   Forward Air .......................................       12,151,935
  427,128   General Cable * ...................................       13,300,766
  184,169   Schnitzer Steel Industries, Class A ...............        7,963,468
  507,212   Terex * ...........................................       10,255,827
  283,734   Wabtec ............................................       10,430,062
                                                                  --------------
                                                                      97,419,597
                                                                  --------------
            INFORMATION TECHNOLOGY - 19.24%
1,466,264   3PAR * ............................................       13,797,544
  633,894   Acme Packet * .....................................        6,205,822
  420,424   Blackboard * ......................................       14,912,439
  458,449   F5 Networks * .....................................       20,579,776
  244,262   FactSet Research Systems ..........................       15,644,981
   42,234   LivePerson * ......................................          212,437
   82,901   Netezza * .........................................          766,005
  336,425   Quality Systems ...................................       20,528,653
1,205,128   RightNow Technologies * ...........................       18,390,253
  896,202   SeaChange International * .........................        6,067,288
  768,939   ValueClick * ......................................        7,566,360
1,321,229   VASCO Data Security International * ...............        8,033,072
  805,543   Websense * ........................................       12,937,021
                                                                  --------------
                                                                     145,641,651
                                                                  --------------
            TELECOMMUNICATION SERVICES - 1.88%
1,069,355   Cbeyond * .........................................       14,275,889
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $666,109,823) ............................      741,167,503
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       32

Aston Funds
TAMRO SMALL CAP FUND                                            OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
---------                                                         -------------
INVESTMENT COMPANY - 1.02%
7,727,276   BlackRock Liquidity Funds
               TempCash Portfolio .............................   $    7,727,276
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $7,727,276) ..............................        7,727,276
                                                                  --------------
TOTAL INVESTMENTS - 98.91%
   (Cost $673,837,099)** .....................................       748,894,779
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.09% .....................         8,220,687
                                                                  --------------
NET ASSETS - 100.00% .........................................    $  757,115,466
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $684,796,789.

Gross unrealized appreciation .........   $100,380,865
Gross unrealized depreciation .........    (36,282,875)
                                          ------------
Net unrealized appreciation ...........   $ 64,097,990
                                          ============

(a)  This security has been determined by the Adviser to be an illiquid security. At October 31, 2009, this security amounted to $64,347 or 0.01%
     of net assets.

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       33

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

             James C. Shircliff, CFA; R. Andrew Beck & Henry W. Sanders III, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The past 12 months was a volatile period for investors with equity markets experiencing both a precipitous decline and an equally sharp rebound.
     Fortunately, the Fund was positive for the period delivering significant outperformance relative to its benchmark. Seven sectors contributed positively to relative performance with the largest contribution to relative performance coming from Consumer Staples, which benefitted from both a higher total return and a significant overweight position. A significant underweight position in the Financials sector also aided returns. The largest negative contribution was, not surprisingly, within the Information Technology sector. Historically, when this high-volatility, growth-oriented sector leads the market's advance, as it did during the period, the Fund's low-volatility, value-oriented investment style lags the benchmark.

Q.   What were the best performing holdings for the Fund during the period?

A.   The two holdings with the largest positive contribution to total return during the period were American Dairy and Cracker Barrel. American Dairy, a
     Utah-registered company, is a premium producer of infant formula in China headquartered in Beijing. In September 2008, it was revealed that much of
     China's raw milk powder was contaminated with melamine, a toxic chemical that caused six infant deaths and sickened thousands. American Dairy was one of a few companies not implicated in the melamine crisis.

     Cracker Barrel operates nearly 600 restaurant/gift shops in 41 states. Like many restaurant operators, the firm rebounded as the economy began to emerge from recession as the company reported strong operating results from better cost controls. The real story behind Cracker Barrel, however, was the $56 million in proceeds the firm received from a sale-leaseback transaction for 15 of its restaurants and one distribution center. The firm still owns the real estate at 400 of its stores and the deal helped to demonstrate the untapped value of its real estate portfolio.

Q.   What were the weakest performing holdings?

A.   The two holdings with the largest negative contribution to the Fund's total return were NACCO Industries and JAKKS Pacific. NACCO Industries is an
     operating holding company with three main businesses--coal mining, lift trucks, and house wares--that suffered tremendously during the downturn in early 2009, with all of its business lines experiencing significant weakness. We liquidated the Fund's position in the stock as we sought to manage unrealized losses in lower conviction holdings.

     JAKKS Pacific underperformed the market and its peer group last year. Like most retailers, JAKKS Pacific struggled to grow sales. Strong brands such as Hannah Montana, WWE, and Pokemon experienced significant declines in shelf space and ultimately revenue. Fortunately, new products such as Girl
     Gourmet and Spa Factory have achieved expanded distribution that should lead to better results this Christmas. We trimmed the portfolio's holding in JAKKS but continue to maintain a small position.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Last year we noted that while we were concerned about the short-term macro environment, we believed lower commodity prices, unprecedented stimulus, and attractive valuations would drive positive equity returns over the next
     12 to 18 months. That belief was largely realized, although in a pattern that was more tumultuous than we imagined. Today, stocks are far less attractively priced than they were one year ago and, over the next 12 to 18 months, policy makers will begin the difficult task of withdrawing stimulus against a backdrop of high secular unemployment, higher taxes, and continuing consumer deleveraging. While we don't believe the US economy will collapse during this process, we do believe that economic growth and earnings growth will be modest. Thus, we are positioning the Fund with an eye toward stocks that are less correlated with the broader market, as well as firms that can prosper in a period of modest economic growth.

                        GROWTH OF A HYPOTHETICAL $10,000
                               INVESTMENT--CLASS N

                               (PERFORMANCE GRAPH)

River Road Small Cap Value Fund

         River Road                   Morningstar(R)
          Small Cap   Russell 2000      Small Cap
         Value Fund    Value Index    Value Category
         ----------   ------------   ---------------
Jun-05      10,000         10,000           10,000
Oct-05      10,280         10,050           10,123
Oct-06      13,460         12,352           11,808
Oct-07      14,553         12,605           12,464
Oct-08       9,821          8,755            8,332
Oct-09      10,803          8,927            9,267

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-Cap and Mid-Cap Stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

Value investing involves the risk that a Fund's investing in companies believed to be undervalued will not appreciate as anticipated.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          9.99%
Since Inception   1.79%

Inception Date 06/28/05

                     Average Annual Total Returns - Class I

One Year          10.31%
Since Inception   -8.43%

Inception Date 12/13/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

                                       34

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND                                 OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

CONSUMER DISCRETIONARY                    27%
CONSUMER STAPLES                          16%
FINANCIALS                                14%
INDUSTRIALS                               12%
HEALTH CARE                                7%
INFORMATION TECHNOLOGY                     6%
ENERGY                                     6%
MATERIALS                                  5%
CASH & NET OTHER ASSETS AND LIABILITIES    4%
UTILITIES                                  3%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                        --------------
COMMON STOCKS - 95.59%
             CONSUMER DISCRETIONARY - 26.75%
    82,973   Bank (Jos. A.) Clothiers * .......................   $    3,400,234
   279,100   Big Lots * .......................................        6,991,455
   505,836   Brink's Home Security Holdings * .................       15,670,799
   606,350   CKX * ............................................        3,880,640
   339,566   Cracker Barrel Old Country Store .................       11,256,613
   144,121   Dollar Tree * ....................................        6,504,181
   265,559   Dress Barn * .....................................        4,793,340
   616,208   Fred's, Class A ..................................        7,295,903
   152,762   Frisch's Restaurants .............................        3,582,269
   177,174   Hampshire Group * (a) ............................          531,522
   380,860   Hillenbrand ......................................        7,609,583
   190,290   International Speedway, Class A ..................        4,854,298
   271,296   JAKKS Pacific * ..................................        3,860,542
   295,970   Lincoln Educational Services * ...................        5,866,125
   645,588   Mac-Gray * .......................................        5,248,630
   210,680   Monarch Casino & Resort * ........................        1,462,119
    96,194   Nathan's Famous * ................................        1,394,813
   561,440   OfficeMax * ......................................        6,417,259
   205,488   Papa John's International * ......................        4,623,480
   284,817   PetMed Express ...................................        4,468,779
   246,750   PetSmart .........................................        5,806,027
   462,325   Rent-A-Center * ..................................        8,488,287
   223,883   UniFirst .........................................        9,418,758
                                                                  --------------
                                                                     133,425,656
                                                                  --------------
             CONSUMER STAPLES - 15.95%
   274,391   American Dairy * .................................        7,940,876
   605,519   Casey's General Stores ...........................       19,092,014
    85,906   Coca-Cola Bottling ...............................        3,858,038
   319,138   HQ Sustainable Maritime Industries * .............        2,415,875
   382,851   Industrias Bachoco, SP ADR (Mexico) ..............        8,698,375
    91,883   J & J Snack Foods ................................        3,599,057
   295,816   National Beverage * ..............................        3,239,185

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                        --------------
             CONSUMER STAPLES (CONTINUED)
   639,341   Ruddick ..........................................   $   17,083,192
   300,699   Village Super Market, Class A ....................        9,020,970
   674,893   Zapata * .........................................        4,609,519
                                                                  --------------
                                                                      79,557,101
                                                                  --------------
             ENERGY - 5.78%
   112,110   Bristow Group * ..................................        3,268,006
   216,852   Cal Dive International * .........................        1,665,423
    65,454   Eastern American Natural Gas Trust ...............        1,583,987
   255,280   Encore Acquisition * .............................        9,463,230
   859,179   Evolution Petroleum * ............................        2,929,800
   338,450   Frontier Oil .....................................        4,690,917
   231,910   Provident Energy Trust ...........................        1,430,885
   279,050   Rosetta Resources * ..............................        3,775,546
                                                                  --------------
                                                                      28,807,794
                                                                  --------------
             FINANCIALS - 14.52%
     7,701   BancFirst ........................................          278,083
   286,050   BancorpSouth .....................................        6,459,009
   157,730   Bank of Hawaii ...................................        7,003,212
    72,350   Dime Community Bancshares ........................          795,126
    48,745   First Citizens BancShares, Class A ...............        7,263,005
   177,120   FirstService * ...................................        3,147,422
    30,009   Gyrodyne Company of America REIT * ...............        1,245,373
   523,150   Hilltop Holdings * ...............................        6,194,096
   209,101   Max Capital Group ................................        4,317,936
   710,199   Medallion Financial ..............................        5,575,062
   183,357   Navigators Group * ...............................        9,730,756
   163,409   Oppenheimer Holdings, Class A ....................        4,166,929
   215,650   UMB Financial ....................................        8,576,400
    18,540   White Mountains Insurance Group ..................        5,736,461
    68,020   Zenith National Insurance ........................        1,940,611
                                                                  --------------
                                                                      72,429,481
                                                                  --------------
             HEALTH CARE - 6.78%
    90,630   Air Methods * ....................................        2,767,840
   317,966   Chindex International * ..........................        4,432,446
   122,750   Ensign Group .....................................        1,814,245
   229,210   Kindred Healthcare * .............................        3,369,387
   274,370   Martek Biosciences * .............................        4,927,685
    55,940   National Healthcare ..............................        2,012,162
   276,740   Res-Care * .......................................        3,329,182
   241,140   STERIS ...........................................        7,055,756
   104,450   West Pharmaceutical Services .....................        4,122,642
                                                                  --------------
                                                                      33,831,345
                                                                  --------------
             INDUSTRIALS - 12.21%
   130,950   AMERCO * .........................................        5,535,256
   395,056   Brink's ..........................................        9,374,679
   149,280   Copart * .........................................        4,802,338
    98,060   Cornell * ........................................        2,239,690
   167,000   Corporate Executive Board ........................        4,009,670
   494,920   Geo Group * ......................................       10,467,558
   299,153   Korn/Ferry International * .......................        4,774,482
   540,210   Pike Electric * ..................................        6,779,635
   186,290   Sterling Construction * ..........................        3,004,858
   239,673   Viad .............................................        4,194,278
   447,860   Volt Information Sciences * ......................        3,632,145
   512,944   WCA Waste * ......................................        2,056,905
                                                                  --------------
                                                                      60,871,494
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       35

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND                                 OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                        --------------
             INFORMATION TECHNOLOGY - 5.87%
   405,480   BigBand Networks * ...............................   $    1,500,276
    67,179   Cass Information Systems .........................        1,997,232
    48,820   Computer Services (a) ............................        1,745,315
   362,980   Electro Rent .....................................        3,887,516
   140,230   Forrester Research * .............................        3,552,026
   382,783   Ingram Micro, Class A * ..........................        6,756,120
   355,310   Ituran Location and Control ......................        4,391,632
   606,490   TeleCommunication Systems, Class A * .............        5,422,021
                                                                  --------------
                                                                      29,252,138
                                                                  --------------
             MATERIALS - 5.10%
   571,716   AptarGroup .......................................       20,187,292
   498,326   Glatfelter .......................................        5,267,306
                                                                  --------------
                                                                      25,454,598
                                                                  --------------
             UTILITIES - 2.63%
    83,430   Avista ...........................................        1,581,833
   342,140   Portland General Electric ........................        6,360,383
   237,676   SJW ..............................................        5,174,207
                                                                  --------------
                                                                      13,116,423
                                                                  --------------
             TOTAL COMMON STOCKS
                (Cost $453,355,465) ...........................      476,746,030
                                                                  --------------
INVESTMENT COMPANY - 5.00%
24,936,205   BlackRock Liquidity Funds
                TempCash Portfolio ............................       24,936,205
                                                                  --------------
             TOTAL INVESTMENT COMPANY
                (Cost $24,936,205) ............................       24,936,205
                                                                  --------------
TOTAL INVESTMENTS - 100.59%
   (Cost $478,291,670)** ......................................      501,682,235
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.59)% ....................       (2,919,110)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $  498,763,125
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $480,455,920.

Gross unrealized appreciation...   $ 49,764,679
Gross unrealized depreciation...    (28,538,364)
                                   ------------
Net unrealized appreciation.....   $ 21,226,315
                                   ============

(a)  These securities have been determined by the Adviser to be illiquid securities. At October 31, 2009, these securities amounted to $2,276,837 or
     0.46% of net assets.

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       36

Aston Funds
NEPTUNE INTERNATIONAL FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                                    Robin Geffen

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   After a volatile start to the period, global markets hit their lows during the first quarter of 2009 and began to make significant gains in response to a number of catalysts, including the impact of fiscal stimulus and aggressive monetary policies.

     While these catalysts were positive in many respects, the Fund adopted a cautious approach to the recovery in equity markets while we assessed the stability of the Financials sector. We began to invest the portfolio's defensive cash weighting at the beginning of May, reflecting our view that the banking system losses had largely been factored into prices and the global economy's rate of decline had reached its peak. That cautious approach and the timing of the reinvestment of cash cost the Fund some performance. However, given the volatility experienced across global markets over the past year, we felt this careful approach warranted.

     The savage de-rating of Emerging Markets during the final months of 2008, also negatively affected the performance of the Fund. While disappointing, our belief in the potential for Emerging Markets remains unshaken and we maintained the portfolio's high weightings into 2009. This has proven beneficial with Emerging Markets thus far significantly outperformed developed markets.

Q.   What were the best performing holdings for the Fund during the period?

A.   Within Emerging Markets, some of the Fund's best performing stocks were long-term plays on the Chinese consumer theme, in particular Chinese
     Internet stocks. The Internet penetration level in China remains very low--just over 20% compared with nearly 80% in the US--and as penetration levels increase, the potential growth of these internet companies is immense on top of very good profits made in the portfolio's holdings to date.

     With the recovery of the price of oil in 2009, the Fund also benefited from its exposure to Energy. Positions in bellwether energy stocks, such as
     Gazprom, Rosneft Oil and PetroChina were central to generating performance, as was an overweight stance in Materials. In addition, Russian stocks--both in Energy and Consumer names such as Wimm-Bill-Dann Foods and X5 Retail
     Group--have performed well during 2009. We also increased exposure to select Financials, buying banks such as HSBC Holdings and Standard
     Chartered to good effect.

Q.   What were the weakest performing holdings?

A.   As risk appetites increased at the start of the year, the market turned its collective back on traditionally defensive areas like Healthcare and
     Consumer Staples. Holdings in British American Tobacco and pharmaceutical stocks Roche Holding and AstraZeneca were negative contributors to performance. In September, Japan's newly elected government announced surprising measures that will put some cash back in the Japanese consumer's pockets at the cost, in our opinion, of the Japanese multinational companies that we had been favoring.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Utilizing a combination of Neptune's in-house global sector research and rigorous bottom-up stockpicking, the Fund is fully invested and in a strong position to take advantage of further potential upside. In the medium term, we anticipate a low growth environment among developed countries with difficult operating conditions. Therefore, the Fund remains invested in high-quality stocks able to weather these conditions.

     We continue to believe that Emerging Markets will play an increasingly central role in the global economy. Indeed, we believe that over the coming years they will provide greater investment returns compared with their developed market peers due to the extensive growth potential available.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS I

                               (PERFORMANCE GRAPH)

Neptune International Fund

                 Neptune       MSCI EAFE &      Moringstar
              International      Emerging     Foreign Large
              Fund - Class I     Markets     Growth Category
              --------------   -----------   ---------------
Aug-07            10,000          10,000          10,000
Oct-07            12,230          11,019          11,239
Oct-08             5,925           5,649           5,641
Oct-09             7,242           7,597           7,277

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investments made in securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets.

Emerging market securities may be subject to additional risks such as price volatility, currency fluctuation, financial reporting requirements as well as political and economic instability.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year           21.94%
Since Inception   -27.68%

Inception Date 06/17/08

                     Average Annual Total Returns - Class I

One Year           22.23%
Since Inception   -13.39%

Inception Date 08/06/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       37

Aston Funds
NEPTUNE INTERNATIONAL FUND                                      OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

CONSUMER STAPLES                          21%
ENERGY                                    18%
FINANCIALS                                16%
MATERIALS                                 14%
INFORMATION TECHNOLOGY                     8%
HEALTH CARE                                7%
TELECOMMUNICATION SERVICES                 6%
INDUSTRIALS                                5%
CONSUMER DISCRETIONARY                     4%
CASH & NET OTHER ASSETS AND LIABILITIES    1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 99.15%
            AUSTRALIA - 1.65%
    5,000   Foster's Group (a) ................................   $       24,521
                                                                  --------------
            BRAZIL - 3.11%
    1,000   Petroleo Brasileiro, ADR ..........................           46,220
                                                                  --------------
            CHINA - 28.49%
      200   Baidu, SP ADR * ...................................           75,584
   45,000   Bank of China (a) .................................           26,104
   35,000   China Construction Bank (a) .......................           30,175
   10,000   China Life Insurance (a) ..........................           45,978
    5,000   China Mobile (a) ..................................           46,872
   25,000   China Oilfield Services (a) .......................           27,013
   20,000   China South Locomotive and Rolling Stock (a) ......           11,091
   25,000   CNOOC (a) .........................................           37,441
   20,000   Mandarin Oriental International ...................           25,400
   35,000   PetroChina (a) ....................................           42,115
   20,000   Shangri-La Asia (a) ...............................           38,469
    1,000   Tencent Holdings (a) ..............................           17,413
                                                                  --------------
                                                                         423,655
                                                                  --------------
            ITALY - 1.67%
    1,000   Eni (a) ...........................................           24,767
                                                                  --------------
            JAPAN - 3.23%
    1,000   Komatsu (a) .......................................           19,495
    5,000   Toray Industries (a) ..............................           28,484
                                                                  --------------
                                                                          47,979
                                                                  --------------
            LUXEMBOURG - 0.82%
      500   Evraz Group, GDR * (a) ............................           12,115
                                                                  --------------
            NETHERLANDS - 3.97%
    1,000   Akzo Nobel (a) ....................................           59,044
                                                                  --------------
            NORWAY - 2.22%
    1,000   Yara International (a) ............................           33,057
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            RUSSIA - 17.99%
    1,000   Gazprom, SP ADR ...................................   $       23,630
      500   LUKOIL, SP ADR ....................................           28,605
    2,000   Mining and Metallurgical Company Norilsk
               Nickel, ADR * ..................................           25,640
      500   Mobile TeleSystems, SP ADR ........................           22,650
    2,000   Polyus Gold, SP ADR ...............................           53,340
    5,000   Rosneft Oil, GDR (a) ..............................           38,019
    1,000   Vimpel-Communications, SP ADR * ...................           17,930
      500   Wimm-Bill-Dann Foods, ADR * .......................           33,790
    1,000   X 5 Retail Group, GDR * (a) .......................           23,885
                                                                  --------------
                                                                         267,489
                                                                  --------------
            SWITZERLAND - 3.81%
      250   Roche Holding (a) .................................           40,041
    1,000   UBS (a) ...........................................           16,675
                                                                  --------------
                                                                          56,716
                                                                  --------------
            TAIWAN - 1.28%
    2,000   Taiwan Semiconductor Manufacturing, SP ADR ........           19,080
                                                                  --------------
            UNITED KINGDOM - 30.91%
    1,000   AstraZeneca (a) ...................................           44,892
    1,000   British American Tobacco PLC (a) ..................           31,866
    5,000   Diageo (a) ........................................           81,440
    1,000   GlaxoSmithKline (a) ...............................           20,513
    3,000   HSBC Holdings PLC (a) .............................           33,147
    5,000   ICAP (a) ..........................................           33,231
    1,000   Imperial Tobacco Group (a) ........................           29,469
    5,000   Rolls-Royce Group PLC (a) .........................           36,874
  300,000   Rolls-Royce Group PLC, C Shares * (a) (b) .........              492
    1,500   Standard Chartered PLC (a) ........................           36,798
    5,000   Tesco PLC (a) .....................................           33,339
    3,000   Tullett Prebon PLC (a) ............................           17,805
    2,000   Unilever (a) ......................................           59,752
                                                                  --------------
                                                                         459,618
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $1,758,018) ..............................        1,474,261
                                                                  --------------
TOTAL INVESTMENTS - 99.15%
   (Cost $1,758,018)** ........................................        1,474,261
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.85% ......................           12,589
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $    1,486,850
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $1,758,018.

Gross unrealized appreciation ....   $  85,737
Gross unrealized depreciation ....    (369,494)
                                     ---------
Net unrealized depreciation ......   $(283,757)
                                     =========

(a)  Securities with a total aggregate market value of $1,102,392 or 74.14% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

(b)  This security has been determined by the Adviser to be an illiquid security. At October 31, 2009, this security amounted to $492 or 0.03% of net assets.

ADR    American Depositary Receipt

GDR    Global Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       38

Aston Funds
BARINGS INTERNATIONAL FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                            David Bertocchi, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The past 12 months have been a period of extreme volatility for
     International Equity markets, with several substantial macro economic factors affecting both absolute and relative performance. The Fund's total return during the period was more than 27% in US Dollar terms, approximately 2% ahead of the benchmark. During the November to March period, relative performance was very strong. The focus on cash generative and stable growth companies at the expense of those with cyclical exposure, as well as banks, helped performance as the developing financial crisis caused economic growth to collapse around the world. Following the lows of
     March, relative performance suffered as Western banks and Industrial companies with high leverage to a recovery rallied strongly in anticipation of improved fundamentals. Relative performance turned positive once more from the end of August as companies with strong growth prospects were rewarded. In addition, the aggressively expansionary fiscal and monetary policies pursued by the U.S. government and the Fed helped push gold prices to all-time highs, boosting the gold miners held in the Fund.

Q.   What were the best performing holdings for the Fund during the period?

A.   The Materials sector provided the best performing holdings during the period. In particular, gold miners Petropavlovsk (previously Peter Hambro
     Mining), Randgold Resources, and Lihir Gold (no longer held) all rose strongly, driven by record gold prices. Both have strong production profiles in coming years and so are not entirely dependent on the outlook for the price of gold. Diversified miner Xstrata was also a very strong performer, rising more than 150% from purchase in December 2008 as base metal prices recovered due to strong demand from China. In addition,
     Canadian based oil and gas explorer Niko Resources performed well, as production began at its giant gas field and it continued to enjoy exploration success in the region.

Q.   What were the weakest performing holdings?

A.   The worst performing stock was Genmab, the Danish biotechnology company.
     Despite gaining approvals for some indications of their key cancer drug, poor design of other key tests have substantially delayed development and revenues, leading us to sell the stock. Emaar Properties, a UAE property developer, was also a weak performer as the financial crisis sent Dubai into oversupply. Nintendo performed poorly, and was sold, as software sales failed to offset anticipated lower console sales. We sold Stagecoach Group, as the outlook deteriorated due to lower passenger volumes and a more difficult regulatory environment. German medical technology company
     Fresenius underperformed owing to what we believe was due to a rotation towards cyclical stocks and the Fund retained the holding, which has performed well in recent weeks.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Our expectation for Western economies is for lower growth over the coming years relative to the past decade. Households remain highly indebted, while populations are aging. Because of these headwinds we remain significantly underweight the Consumer Discretionary sector. At the same time, we believe companies able to deliver strong top-line growth will outperform in a slower economic environment. Growth stocks have been overlooked during the course of 2009 and offer significant value relative to history and the broader market, and so we are increasing our weighting to secular growth companies. The offset of the subdued economic growth is that fiscal and monetary conditions are set to remain extremely loose for some time to come. In this environment, "real assets" with limited supply, such as gold, metals and oil should continue to inflate as creditors seek higher returns.
     As a result, we retain significant overweight positions in the Materials and Energy sectors. Finally, the combination of stronger economic growth and lower debt levels lead us to favor Asian and Emerging Market financials over Western and Japanese counterparts.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS I

                               (PERFORMANCE GRAPH)

Barings International Fund

                  Neptune      MSCI EAFE &      Moringstar
               International     Emerging     Foreign Large
              Fund - Class I     Markets     Growth Category
              --------------   -----------   ---------------
Nov-07            10,000          10,000          10,000
Apr-08             9,040           9,078           8,968
Oct-08             5,080           5,337           5,234
Apr-09             5,166           5,196           5,062
Oct-09             6,457           6,816           6,540

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investments made in securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets.

Emerging market securities may be subject to additional risks such as price volatility, currency fluctuation, financial reporting requirements as well as political and economic instability.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class I

One Year           27.11%
Since Inception   -19.64%

Inception Date 11/02/07

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE I CLASS IS 3.36%, AS DISCLOSED IN THE PROSPECTUS
DATED MARCH 1, 2009. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD
NOT BEEN IN EFFECT. PLEASE REFER TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS
REPORT FOR MORE 2009 FISCAL YEAR END RELATED INFORMATION.

                                       39

Aston Funds
BARINGS INTERNATIONAL FUND                                      OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

FINANCIALS                                24%
MATERIALS                                 17%
ENERGY                                    12%
INDUSTRIALS                               12%
HEALTH CARE                                8%
TELECOMMUNICATION SERVICES                 8%
CONSUMER STAPLES                           7%
INFORMATION TECHNOLOGY                     5%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
EXCHANGE TRADED FUND                       2%
UTILITIES                                  2%
CONSUMER DISCRETIONARY                     1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 95.60%
            AUSTRALIA - 3.55%
  275,144   Centamin Egypt * (a) ..............................   $      548,461
    8,216   Rio Tinto (a) .....................................          455,419
                                                                  --------------
                                                                       1,003,880
                                                                  --------------
            BELGIUM - 1.86%
   11,229   Anheuser-Busch InBev (a) ..........................          527,203
                                                                  --------------
            BRAZIL - 4.44%
   24,313   Itau Unibanco Banco Multiplo, ADR .................          465,351
    9,180   Petroleo Brasileiro, ADR ..........................          424,300
   24,900   Redecard ..........................................          365,528
                                                                  --------------
                                                                       1,255,179
                                                                  --------------
            CANADA - 1.62%
    5,655   Niko Resources ....................................          457,814
                                                                  --------------
            CHINA - 1.40%
  184,000   China National Building Material (a) ..............          395,057
                                                                  --------------
            FRANCE - 5.74%
    6,437   BNP Paribas (a) ...................................          484,941
    4,368   Compagnie de Saint-Gobain (a) .....................          212,851
   21,519   Suez Environnement (a) ............................          478,207
    7,477   Total (a) .........................................          447,426
                                                                  --------------
                                                                       1,623,425
                                                                  --------------
            GERMANY - 9.27%
    7,045   Bayer (a) .........................................          488,785
    5,227   Deutsche Boerse (a) ...............................          423,348
   30,420   Deutsche Telekom (a) ..............................          415,701
    7,737   Fresenius (a) .....................................          449,480
    7,363   K+S (a) ...........................................          401,921
    2,787   Muenchener Rueckversicherungs-Gesellschaft (a) ....          440,939
                                                                  --------------
                                                                       2,620,174
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            HONG KONG - 3.85%
  248,500   BOC Hong Kong Holdings (a) ........................   $      572,018
   34,000   Sun Hung Kai Properties (a) .......................          515,117
                                                                  --------------
                                                                       1,087,135
                                                                  --------------
            JAPAN - 14.72%
    6,100   East Japan Railway (a) ............................          390,637
   42,000   Hitachi Metals (a) ................................          400,709
   11,400   Kurita Water Industries (a) .......................          348,656
   32,400   Mitsui (a) ........................................          425,508
    6,300   Nidec (a) .........................................          531,926
   62,700   Nomura Holdings (a) ...............................          441,924
      246   NTT DoCoMo (a) ....................................          356,765
    9,100   Secom (a) .........................................          424,584
    7,400   Shin-Etsu Chemical (a) ............................          392,432
    4,700   UniCharm (a) ......................................          450,421
                                                                  --------------
                                                                       4,163,562
                                                                  --------------
            NETHERLANDS - 6.13%
    5,853   Akzo Nobel (a) ....................................          345,587
   29,693   Koninklijke (Royal) (a) ...........................          538,593
    5,700   Koninklijke Vopak * (a) ...........................          384,563
   15,052   Unilever (a) ......................................          463,798
                                                                  --------------
                                                                       1,732,541
                                                                  --------------
            NORWAY - 1.55%
   13,259   Yara International (a) ............................          438,304
                                                                  --------------
            PAGUA NEW GUINEA - 1.54%
   84,143   Oil Search (a) ....................................          436,395
                                                                  --------------
            RUSSIA - 1.77%
   21,224   Gazprom, SP ADR ...................................          501,523
                                                                  --------------
            SINGAPORE - 1.56%
   48,000   DBS Group Holdings (a) ............................          439,563
                                                                  --------------
            SPAIN - 3.28%
   27,262   Banco Santander (a) ...............................          438,707
   17,547   Telefonica (a) ....................................          490,026
                                                                  --------------
                                                                         928,733
                                                                  --------------
            SWITZERLAND - 8.34%
    7,465   Actelion * (a) ....................................          411,493
   11,298   Julius Baer Group .................................          425,313
    3,858   Lonza Group (a) ...................................          300,004
    1,629   Syngenta (a) ......................................          385,717
   24,315   UBS * (a) .........................................          405,446
    1,875   Zurich Financial Services (a) .....................          429,361
                                                                  --------------
                                                                       2,357,334
                                                                  --------------
            UNITED KINGDOM - 24.98%
   23,478   Admiral Group (a) .................................          394,661
   18,842   Autonomy * (a) ....................................          414,274
   23,996   BG Group (a) ......................................          413,051
  222,500   BT Group (a) ......................................          476,808
   17,500   Capita Group (a) ..................................          218,569
   17,579   Dana Petroleum * (a) ..............................          367,792
   25,673   De La Rue (a) .....................................          384,514
   45,600   HSBC Holdings (a) .................................          503,550
   35,454   Petropavlovsk * (a) ...............................          608,833
   50,138   Prudential (a) ....................................          455,424
    8,521   Reckitt Benckiser Group (a) .......................          423,280
   59,003   Rolls-Royce Group (a) .............................          435,137
3,540,180   Rolls-Royce Group, C Shares * (a) (b) .............            5,810
   27,325   Shire (a) .........................................          483,262

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       40

Aston Funds
BARINGS INTERNATIONAL FUND                                      OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            UNITED KINGDOM (CONTINUED)
  103,441   Tui Travel (a) ....................................   $      394,139
   18,400   Tullow Oil (a) ....................................          356,445
   14,626   Wolseley * (a) ....................................          295,855
   30,064   Xstrata * (a) .....................................          433,029
                                                                  --------------
                                                                       7,064,433
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $22,712,766) .............................       27,032,255
                                                                  --------------
EXCHANGE TRADED FUND - 2.49%
            UNITED STATES - 2.49%
   13,200   iShares MSCI EAFE Index Fund ......................          703,560
                                                                  --------------
            TOTAL EXCHANGE TRADED FUND
               (Cost $715,003) ................................          703,560
                                                                  --------------
INVESTMENT COMPANY - 1.48%
  419,474   BlackRock Liquidity Funds TempCash Portfolio ......          419,474
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $419,474) ................................          419,474
                                                                  --------------
TOTAL INVESTMENTS - 99.57%
   (Cost $23,847,243)** .......................................       28,155,289
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.43% ......................          121,403
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   28,276,692
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $24,695,882.

Gross unrealized appreciation ...   $4,288,988
Gross unrealized depreciation ...     (829,581)
                                    ----------
Net unrealized appreciation .....   $3,459,407
                                    ==========

(a)  Securities with a total aggregate market value of $24,392,426 or 86.26% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

(b)  This security has been determined by the Adviser to be an illiquid security. At October 31, 2009, this security amounted to $5,810 or 0.02% of net assets.

ADR    American Depositary Receipt

EAFE   Europe, Australasia, and Far East

MSCI   Morgan Stanley Capital International

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       41

Aston Funds
DYNAMIC ALLOCATION FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

(Formerly the Smart Portfolios Fund)    Bryce James, Shawn Bird & John Rosenthal

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The global economic crisis of the past 12 months affected all segments of the global market, but not all identically. The crisis fits the definition of an extreme or "fat tail" market event, the sort of event that the Fund's investment model is designed to monitor and forecast. Our strategy seeks to dynamically reallocate investments to different areas of the overall market when and where it forecasts best risk-adjusted returns and change its degree of conservatism or aggressiveness. The Fund was down 4.4% for the first four months of the period and up 16.7% for the next eight compared with a composite Index of domestic equity, fixed income, and foreign equity that was down 14.4% and up 27.9%, respectively. The Fund was down 30% as much as the index in the first four months and up 60% as much as the index in the last eight months. That difference--half the participation in a negative market than in a positive market--reflects the strategy's design and objectives. Overall, the Fund's increase of 13% equaled 90% of the
     Index's 14.4% return, but with significantly less volatility and was achieved while having had, on average, 63% of the portfolio invested defensively in cash and a 1-3 year Treasury ETF.

     The Fund's year can be summarized by its average allocations, by category and by period (first four and last eight months). Foreign equities represented 9% of assets during the first four months, and 15% during the last eight; broad domestic equities 6% and 10% respectively;
     sector-specific equities 3% and 6%; fixed-income (other than the 1-3 year
     Treasury ETF) 2% and 4%; non-Energy-related commodities 1% and 4%; Real
     Estate 5% during both periods; and Energy-related (equity plus commodity)
     less than 1% in both periods. All categories contributed positively for the full year except energy-related.

Q.   What were the best performing holdings for the Fund during the period?

A.   International Equities were the strongest performers by a wide margin led by Brazil, iShares MSCI Brazil Index fund EWZ (no longer held), South
     Korea, and broad Latin America. Non-energy commodities came next, led by the Powershares DB Silver Fund (DBS) and base metals. Some broad domestic equities did well and others poorly, led by two value-oriented ETFs, the
     iShares Russell 2000(R) Value Index Fund (IWN) and the iShares S&P Small
     Cap 600 Value Index Fund (IJS), and by a growth fund, the iShares
     Morningstar Mid Growth Index Fund (JKH). Sector-specific equity and other fixed-income were other contributing categories.

Q.   What were the weakest performing holdings?

A.   The energy-related category, combining commodity ETFs and energy industry stock ETFs, were major negative contributors during the past twelve months.

Q.   How was the Fund positioned as of October 31, 2009?

A.   As of October 31, 2009, the Fund was still positioned cautiously, with 36%
     of assets in cash and 1-3 year Treasuries. Relatively high caution was still called for by the investment model's own analysis and by the degree of market choppiness seen in recent weeks. Roughly 18% remained invested in broad Domestic Equities, 17% in International Equities, 10% in Commodities,
     8% in sector-specific equities, 7% in other fixed-income, and 2% in Real
     Estate.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                               (PERFORMANCE GRAPH)

Dynamic Allocation Fund

                           35% Russell
                            3000, 35%
                           MSCI World                        Barclays
                           Ex US, 30%                        Capital
               Dynamic      Barclays                MSCI       U.S.      Morningstar
             Allocation   Capital U.S.   Russell    World   Aggregate   Conservative
               Fund -       Aggregate      3000     Ex US      Bond      Allocation
              Class N      Bond Index     Index     Index     Index       Category
             ----------   ------------   -------   ------   ---------   ------------
Jan-08         10,000        10,000       10,000   10,000     10,000       10,000
Apr-08          9,990         9,770        9,019    9,635     10,408        9,799
Oct-08          8,302         7,141        6,340    5,471     10,031        8,175
Apr-09          8,336         7,082        5,867    5,341     10,807        8,276
Oct-09          9,379         8,442        7,027    6,993     11,413        9,468

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investments in ETFs are subject to higher costs than investing directly in the underlying security. There are also certain investment limitations with fund of funds.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          12.98%
Since Inception   -3.48%

Inception Date 01/10/08

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS IS 3.79%, AS DISCLOSED IN THE PROSPECTUS
DATED MARCH 1, 2009. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD
NOT BEEN IN EFFECT. PLEASE REFER TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS
REPORT FOR MORE 2009 FISCAL YEAR END RELATED INFORMATION.

                                       42

Aston Funds
DYNAMIC ALLOCATION FUND                                         OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

DOMESTIC FIXED INCOME                     43%
DOMESTIC EQUITIES                         26%
INTERNATIONAL EQUITIES                    17%
COMMODITIES                               10%
REAL ESTATE                                2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
EXCHANGE TRADED FUNDS - 97.54%
            COMMODITIES - 9.89%
   20,087   iPATH Dow Jones-UBS Commodity Index Total
               Return ETN * ...................................   $      801,672
   31,233   PowerShares DB Agriculture Fund * .................          798,628
   32,593   PowerShares DB Commodity Index Tracking Fund * ....          768,706
   21,337   PowerShares DB Precious Metals Fund * .............          770,692
   25,260   PowerShares DB Silver Fund * ......................          737,845
                                                                  --------------
                                                                       3,877,543
                                                                  --------------
            DOMESTIC EQUITIES - 26.29%
   24,321   Ishares Dow Jones US Basic Materials Sector
               Index Fund .....................................        1,284,635
   14,028   iShares Russell 2000 Value Index Fund .............          741,660
   44,346   iShares Russell Midcap Value Index Fund ...........        1,491,799
   18,851   iShares S&P MidCap 400 Value Index Fund ...........        1,119,372
   14,131   iShares S&P SmallCap 600 Value Index Fund .........          745,128
   15,657   Midcap SPDR Trust Series 1 ........................        1,871,638
   53,914   Utilities Select Sector SPDR Fund .................        1,530,619
   15,321   Vanguard Health Care ETF ..........................          763,139
   15,966   Vanguard Industrials ETF ..........................          753,116
                                                                  --------------
                                                                      10,301,106
                                                                  --------------
            DOMESTIC FIXED INCOME - 42.71%
  166,146   iShares Barclays 1-3 Year Treasury Bond Fund ......       13,966,233
    7,735   iShares Barclays Aggregate Bond Fund ..............          810,705
   18,572   iShares iBoxx $ Investment Grade Corporate
               Bond Fund ......................................        1,962,689
                                                                  --------------
                                                                      16,739,627
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            INTERNATIONAL EQUITIES - 16.69%
   44,941   iShares FTSE/Xinhua China 25 Index Fund ...........   $    1,874,489
   77,123   iShares MSCI Canada Index Fund ....................        1,839,384
   21,546   iShares MSCI EAFE Index Fund ......................        1,148,402
   22,005   iSHares MSCI South Korea Index Fund ...............          943,574
   17,050   iShares S&P Latin America 40 Index Fund ...........          734,344
                                                                  --------------
                                                                       6,540,193
                                                                  --------------
            REAL ESTATE - 1.96%
   16,639   iShares Cohen & Steers Realty Majors Index Fund ...          769,055
                                                                  --------------
            TOTAL EXCHANGE TRADED FUNDS
               (Cost $38,101,698) .............................       38,227,524
                                                                  --------------
INVESTMENT COMPANY - 2.08%
  816,012   BlackRock Liquidity Funds TempCash Portfolio ......          816,012
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $816,012) ................................          816,012
                                                                  --------------
TOTAL INVESTMENTS - 99.62%
   (Cost $38,917,710)** .......................................       39,043,536
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.38% ......................          147,081
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   39,190,617
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $38,966,418.

Gross unrealized appreciation ..   $ 777,599
Gross unrealized depreciation ..    (700,481)
                                   ---------
Net unrealized appreciation ....   $  77,118
                                   =========

DB   Deutsche Bank

EAFE Europe, Australasia, and Far East

ETF  Exchange-Traded Fund

ETN  Exchange-Traded Note

FTSE Financial Times Stock Exchange

MSCI Morgan Stanley Capital International

S&P  Standard & Poor

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       43

Aston Funds
NEW CENTURY ABSOLUTE RETURN ETF FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                                   Jim R. Porter

Q.   What were the most significant factors affecting Fund performance from
     November 1, 2008 through October 31, 2009?

A.   During the last year, the most significant factor has been the sharp market decline from the end of 2008 through the first two months of 2009 that turned into a strong market advance which lasted for the remainder of the period. In order to deal with such a move, the strategy had to rotate from being aggressively defensive to being aggressively offensive. That transition had to be performed amid a highly volatile market, both during the decline and the advance. The most difficult period to compete against a benchmark, which by definition is fully invested, is during such transition periods, and the Fund lagged during those periods.

Q.   What were the best-performing holdings for the Fund during the period?

A.   In evaluating the best-performing holdings during the period, it is necessary to break the period into two parts, the decline and the advance.
     The major advantage of exchange traded funds ("ETFs") is the ability to invest in a variety of asset classes at various times in an economic cycle.
     During the decline, our best performing holdings were the various Treasury bond ETFs. The strategy held the T-Bill, the 1-3 year, the 3-5 year, 7-10 year, and the 20+ year T-bond ETFs. Large cash positions also enhanced returns relative to the benchmark, but the most effective offensive part of the strategy during the decline were hedging positions using inverse ETFs to capitalize on a market decline.

     As the market rebounded beginning in early March, leadership totally changed initially to Domestic Equities. As the market advance continued, our systems began to favor International Equities along with Domestic
     Equities. Favored among those were the Emerging Market ETFs and various regions such the Pacific Basin without Japan, Latin America, and some specific countries such as China, Brazil, and Australia. Over a number of weeks ETFs beyond the broad indices were added in a variety of narrower sectors and industries such as Basic Materials, Transportation,
     Pharmaceuticals, Biotech, Software, and Technology. In addition, the strategy invested in Foreign Currencies and Commodities, notably the
     Australian Dollar and industrial materials, as the US Dollar continued its decline that began in February of 2009.

Q.   What were the weakest-performing holdings?

A.   The weakest holdings were the sector ETFs that were the better performers at the beginning of the market recovery. Those became stagnate as the advance continued and leading indicators became more confusing or disappointing. Those sectors included Telecommunication, Real Estate,
     Financial, and Consumer ETFs, which were ultimately removed from the portfolio after the initial enthusiasm faded into mediocre performance.

Q.   How was the portfolio positioned as of October 31, 2009?

A.   At the end of October, the portfolio held the smallest cash positions of the eight month period following the market bottom. Domestically, the portfolio held mostly Equity ETFs, with no Fixed Income ETFs. The
     International Equity segment held the largest position it has held historically at just over 25% of assets. The growing number of
     International ETFs available has made it possible to structure such a global posture. The portfolio is weighted toward the growth style with a distribution across the large-, mid-, and small-capitalization segments.
     Large-cap equities are just over 50% of the Domestic Equity weighting, and every element of the style grid is represented by no less than 4% of an allocation. The portfolio has 2% real estate, 2% natural resources, one foreign currency at 2%, and although the portfolio frequently has commodities, there were none in the portfolio at the end of the period.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

New Century Absolute Return ETF Fund

           New Century                 Morningstar
            Absolute        Russell     Moderate
         Return Class N   3000 Index   Allocation
         --------------   ----------   -----------
Mar-08       10,000         10,000        10,000
Apr-08       10,360         10,438        10,226
Oct-08        8,640          7,338         7,735
Apr-09        7,852          6,791         7,642
Oct-09        8,972          8,133         8,945

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investments in ETFs are subject to higher costs than investing directly in the underlying security. There are also certain investment limitations with fund of funds.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year           3.85%
Since Inception   -6.31%

Inception Date 03/04/08

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       44

Aston Funds
NEW CENTURY ABSOLUTE RETURN ETF FUND                            OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

DOMESTIC EQUITIES                         51%
INTERNATIONAL EQUITIES                    25%
CASH & NET OTHER ASSETS AND LIABILITIES   20%
ASSET ALLOCATION                           2%
REAL ESTATE                                2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
EXCHANGE TRADED FUNDS - 80.15%
            ASSET ALLOCATION - 2.12%
    4,160   CurrencyShares Australian Dollar Trust ............   $      375,232
                                                                  --------------
                                                                         375,232
                                                                  --------------
            DOMESTIC EQUITIES - 50.64%
    6,580   Consumer Staples Select Sector SPDR Fund ..........          169,961
    3,040   Energy Select Sector SPDR Fund ....................          168,294
   12,170   Financial Select Sector SPDR Fund .................          170,623
    9,800   First Trust NASDAQ - 100 Equal Weighted
               Index Fund * ...................................          173,264
    6,720   Industrial Select Sector SPDR Fund ................          169,814
   13,290   iShares Dow Jones U.S. Insurance Index Fund .......          338,762
    6,890   iShares Dow Jones U.S. Technology Sector
               Index Fund .....................................          354,490
    4,950   iShares Dow Jones U.S. Transportation Average
               Index Fund .....................................          320,314
    6,450   iShares Russell 1000 Value Index Fund .............          346,430
    3,150   iShares Russell 2000 Growth Index Fund ............          192,497
    5,970   iShares Russell 2000 Index Fund ...................          336,410
    9,660   iShares Russell 2000 Value Index Fund .............          510,724
    9,410   iShares Russell Microcap Index Fund ...............          337,348
    4,230   iShares Russell Midcap Growth Index Fund ..........          172,796
   10,190   iShares Russell Midcap Value Index Fund ...........          342,792
    4,990   iShares S&P MidCap 400 Growth Index Fund ..........          355,538

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            DOMESTIC EQUITIES (CONTINUED)
    8,280   iShares S&P North American Technology-Software
            Index Fund * ......................................   $      357,199
    3,420   iShares S&P SmallCap 600 Growth Index Fund ........          176,164
    4,910   KBW Insurance ETF .................................          163,847
    4,410   Market Vectors Agribusiness ETF ...................          168,197
    5,910   Market Vectors-Coal ETF ...........................          177,891
    5,880   Materials Select Sector SPDR Trust ................          172,225
    1,460   Midcap SPDR Trust Series 1 ........................          174,528
    3,100   Oil Service HOLDRS Trust ..........................          362,886
    2,800   Pharmaceutical HOLDRs Trust .......................          170,996
   10,350   PowerShares Financial Preferred Portfolio .........          158,459
   12,090   PowerShares Preferred Portfolio ...................          158,016
    8,480   PowerShares QQQ ...................................          347,341
   16,270   Powershares Wilderhill Clean Energy Portfolio * ...          157,331
    4,930   Rydex S&P Equal Weight ETF ........................          177,086
    8,050   SPDR KBW Regional Banking ETF .....................          163,657
   12,490   SPDR S&P Homebuilders ETF .........................          172,237
    3,850   SPDR S&P Metals & Mining ETF ......................          163,625
    6,650   SPDR S&P Oil & Gas Equipment & Services ETF .......          181,479
    5,000   SPDR S&P Oil & Gas Exploration & Production ETF ...          192,250
   10,780   SPDR S&P Retail ETF ...............................          363,933
    4,120   Ultra Technology ProShares Fund ...................          174,688
    3,160   Vanguard Mid-Cap ETF ..............................          171,841
                                                                  --------------
                                                                       8,965,933
                                                                  --------------
            INTERNATIONAL EQUITIES - 25.46%
    4,460   BLDRS Emerging Markets 50 ADR Index Fund ..........          180,541
    8,620   iShares FTSE/Xinhua China 25 Index Fund ...........          359,540
    8,400   iShares MSCI Australia Index Fund .................          184,212
    8,300   iShares MSCI Brazil Index Fund ....................          571,289
    7,120   iShares MSCI Canada Index Fund ....................          169,812
    5,370   iShares MSCI Emerging Markets Index Fund ..........          201,697
    8,410   iShares MSCI Germany Index Fund ...................          177,367
   13,720   iShares MSCI Pacific ex-Japan Index Fund ..........          543,175
    4,030   iShares MSCI South Korea Index Fund ...............          172,806
    7,290   IShares MSCI Spain Index Fund .....................          353,419
   15,120   iShares MSCI Taiwan Index Fund ....................          175,543
    4,660   iShares S&P Asia 50 Index Fund ....................          172,280
    4,370   iShares S&P Latin American 40 Index Fund ..........          188,216
    4,350   Market Vectors Brazil Small-Cap ETF * .............          180,047
    2,260   Vanguard FTSE All World ex-US Index Fund * ........          176,619
    4,210   Vanguard FTSE All World ex-US Small-Cap ETF .......          176,104

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       45

Aston Funds
NEW CENTURY ABSOLUTE RETURN ETF FUND                            OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            INTERNATIONAL EQUITIES (CONTINUED)
    9,010   WisdomTree India Earnings Fund ....................   $      173,082
   12,620   WisdomTree International Real Estate Fund .........          352,729
                                                                  --------------
                                                                       4,508,478
                                                                  --------------
            REAL ESTATE - 1.93%
    7,410   iShares Cohen & Steers Realty Majors Index
               Fund ...........................................          342,490
                                                                  --------------
                                                                         342,490
                                                                  --------------
            TOTAL EXCHANGE TRADED FUNDS
               (Cost $13,011,455) .............................       14,192,133
                                                                  --------------
INVESTMENT COMPANY - 19.85%
3,514,061   BlackRock Liquidity Funds TempCash Portfolio ......        3,514,061
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $3,514,061) ..............................        3,514,061
                                                                  --------------
TOTAL INVESTMENTS - 100.00%
   (Cost $16,525,516)** .......................................       17,706,194
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.00% ......................              212
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   17,706,406
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $16,551,262.

Gross unrealized appreciation ...   $1,349,521
Gross unrealized depreciation ...    (194,589)
                                    ----------
Net unrealized appreciation .....   $1,154,932
                                    ==========

ADR    American Depositary Receipt

BLDRS  Baskets of Listed Depositary Receipts

ETF    Exchange-Traded Fund

FTSE   Financial Times Stock Exchange

HOLDRS Holding Company Depositary Receipts

MSCI   Morgan Stanley Capital International

NASDAQ National Association of Securities Dealers Automated Quotations

S&P    Standard & Poor

SPDR   Standard & Poor's Depositary Receipt

Transactions in written call options for the year ended October 31, 2009 were as follows:

                                NUMBER OF
                                CONTRACTS    PREMIUM
                                ---------   --------
BEGINNING OF PERIOD                  0      $      0
CALL OPTIONS WRITTEN               160        53,600
CALL OPTIONS CLOSED               (160)      (53,600)
                                  ----      --------
OUTSTANDING, OCTOBER 31, 2009        0      $      0
                                  ====      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       46

Aston Funds
M.D. SASS ENHANCED EQUITY FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                      OCTOBER 31, 2009

(Formerly the MB Enhanced Equity Income Fund)  Ronald L. Altman & Martin D. Sass

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The Fund's solid returns relative to the S&P 500 during the period came equally from stock selection and sector allocation for the equity-only portion of the strategy. Selling call options against individual holdings provided a significant boost during the first half of the fiscal year, but became a slight drag during the second half as the extended market rally caused a number of stocks in the portfolio to exceed the strike price of the call options that we sold. From a sector point of view, Energy and
     Consumer Staples were the biggest positive contributors, while Financials was the worst area.

Q.   What were the best performing holdings for the Fund during the period?

A.   In terms of individual holdings, the top five contributors were
     Caterpillar, Corning, Transocean, American Express and Kohls.

Q.   What were the weakest performing holdings?

A.   In terms of individual holdings, the bottom five weakest contributors were
     Citigroup, Dow Chemical, SunTrust, Wells Fargo and General Electric.

Q.   How was the Fund positioned as of October 31, 2009?

A.   As we assessed the portfolio in September, amid the strong extended market rally, we concluded that it was time to begin to reposition holdings given the change in the risk environment. We sold several positions from the Fund that exceeded price targets, and where the value of the calls written had little return potential in selling at their intrinsic value. In addition, we reviewed the list of equities that fit our criteria for investment and found several companies that appeared better suited to the strategy.
     Interestingly, the equities added tended to have much higher current dividend yields and lower price/earnings ratios than the portfolio average, so we began to rotate the portfolio in that direction.

     In the process, stakes in Consumer Discretionary, Industrials, and
     Technology decreased, while we increased holdings in Telecommunications and established a position in electrical utilities. Within Healthcare, Abbot
     Labs replaced PPDI, and serves as a prime example of how a change lowered the portfolio's average price/earnings and increased its average yield. We continue to assess the portfolio's current holdings in light of the shifts that have occurred in the overall distribution of values within the equity market, which at the beginning of the year favored lower yielding stocks but today suggests that the higher yielding sectors are more attractive.

     In terms of risk, we began to buy put options on the S&P 500 Index as a risk control because the cost of that insurance became reasonable compared with any time in the previous 12 months. We view these puts, which comprise
     1% of Fund assets, as a potential hedge against any unforeseen events that should occur in this still uncertain economic environment. Combined with the shift we recently made in individual holdings, we believe the risk profile of the Fund has been reduced significantly. Therefore, if the market advance continues, we would expect the Fund to lag the broader market slightly, though it should hold its value much more effectively than most if we enter another corrective phase.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

M.D. Sass Enhanced Equity Fund

                              50% S&P
                          500 Index / 50%
              M.D. Sass      Citigroup                    Citigroup
               Enhanced        Broad                        Broad         Morningstar
               Equity -      Investment      S&P 500      Investment      Large-Blend
               Class N    Grade Bond Index    Index    Grade Bond Index     Category
              ---------   ----------------   -------   ----------------   -----------
Jan-08          10,000          10,000        10,000         10,000          10,000
Apr-08          10,596           9,911         9,497         10,443          10,106
Oct-08           8,210           8,243         6,717         10,112           7,043
Apr-09           8,155           8,257         6,145         10,966           6,570
Oct-09           9,512           9,287         7,375         11,535           7,876

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investing in covered call options involves the risk of a lack of liquidity and can be negatively impacted by market price fluctuations.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          15.86%
Since Inception   -2.75%

Inception Date 01/15/08

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       47

Aston Funds
M.D. SASS ENHANCED EQUITY FUND                                  OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

INDUSTRIALS                  22%
INFORMATION TECHNOLOGY       17%
ENERGY                       12%
FINANCIALS                   10%
TELECOMMUNICATION SERVICES    9%
UTILITIES                     8%
CONSUMER DISCRETIONARY        8%
HEALTH CARE                   7%
MATERIALS                     6%
PURCHASED OPTIONS             1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 99.87%
            CONSUMER DISCRETIONARY - 8.22%
   18,000   Carnival (a) ......................................   $      524,160
   27,000   Home Depot (a) ....................................          677,430
   30,000   Staples (a) .......................................          651,000
                                                                  --------------
                                                                       1,852,590
                                                                  --------------
            ENERGY - 11.82%
   24,000   Halliburton (a) ...................................          701,040
   11,000   Schlumberger (a) ..................................          684,200
   22,000   Smith International (a) ...........................          610,060
    8,000   Transcocean * (a) .................................          671,280
                                                                  --------------
                                                                       2,666,580
                                                                  --------------
            FINANCIALS - 9.72%
   18,800   American Express (a) ..............................          654,992
   17,004   Bank of America (a) ...............................          247,918
   30,000   Citigroup (a) .....................................          122,700
   18,000   Comerica (a) ......................................          499,500
   12,000   SunTrust Banks (a) ................................          229,320
   15,902   Wells Fargo (a) ...................................          437,623
                                                                  --------------
                                                                       2,192,053
                                                                  --------------
            HEALTH CARE - 6.68%
   15,000   Abbott Laboratories (a) ...........................          758,550
   22,000   Eli Lilly (a) .....................................          748,220
                                                                  --------------
                                                                       1,506,770
                                                                  --------------
            INDUSTRIALS - 22.51%
   12,000   Caterpillar (a) ...................................          660,720
   12,000   Fluor (a) .........................................          533,040
   29,500   General Electric (a) ..............................          420,670
   13,000   Jacobs Engineering Group * (a) ....................          549,770
   13,000   Norfolk Southern (a) ..............................          606,060
   25,000   Quanta Services * (a) .............................          530,000
   15,000   Raytheon ..........................................          679,200
   25,000   Shaw Group * ......................................          641,500
    8,500   United Parcel Service, Class B (a) ................          456,280
                                                                  --------------
                                                                       5,077,240
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            INFORMATION TECHNOLOGY - 17.42%
   15,000   Automatic Data Processing (a) .....................   $      597,000
   48,000   Corning (a) .......................................          701,280
   40,000   EMC * (a) .........................................          658,800
   35,000   Intel (a) .........................................          668,850
   25,000   Microsoft (a) .....................................          693,250
   28,000   Xilinx (a) ........................................          609,000
                                                                  --------------
                                                                       3,928,180
                                                                  --------------
            MATERIALS - 5.83%
   20,000   duPont (E. I.) de Nemours (a) .....................          636,400
   12,000   PPG Industries (a) ................................          677,160
                                                                  --------------
                                                                       1,313,560
                                                                  --------------
            TELECOMMUNICATION SERVICES - 9.12%
   26,000   AT&T (a) ..........................................          667,420
   20,000   CenturyTel (a) ....................................          649,200
   25,000   Verizon Communications (a) ........................          739,750
                                                                  --------------
                                                                       2,056,370
                                                                  --------------
            UTILITIES - 8.55%
   17,000   Dominion Resources (a) ............................          579,530
   16,000   FirstEnergy (a) ...................................          692,480
   22,000   Public Service Enterprise Group ...................          655,600
                                                                  --------------
                                                                       1,927,610
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $24,095,685) .............................       22,520,953
                                                                  --------------

NUMBER OF
CONTRACTS
---------
PURCHASED OPTIONS - 1.11%
            SPDR Trust Series I
    1,300   Strike @ $93 Exp 12/09 ............................          153,400
      500   Strike @ $93 Exp 01/10 ............................           97,500
                                                                  --------------
            TOTAL PURCHASED OPTIONS
               (Cost $272,907) ................................          250,900
                                                                  --------------

  SHARES
---------
INVESTMENT COMPANY - 5.70%
1,285,564   BlackRock Liquidity Funds FedFund Portfolio .......        1,285,564
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $1,285,564) ..............................        1,285,564
                                                                  --------------
TOTAL INVESTMENTS - 106.68%
   (Cost $25,654,156)** .......................................       24,057,417
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (6.68)% ....................       (1,505,602)
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   22,551,815
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $25,748,849.

Gross unrealized appreciation ....   $ 1,235,408
Gross unrealized depreciation ....    (2,926,840)
                                     -----------
Net unrealized depreciation ......   $(1,691,432)
                                     ===========

(a)  These securities are pledged as collateral for call options written.

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       48

Aston Funds
M.D. SASS ENHANCED EQUITY FUND                                  OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

Transactions in written call options for the period ended October 31, 2009 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                 4,003    $   705,618
CALL OPTIONS WRITTEN               29,946      4,150,753
CALL OPTIONS CLOSED OR EXPIRED    (26,959)    (4,010,336)
CALL OPTIONS EXERCISED                (75)        (5,617)
                                  -------    -----------
OUTSTANDING, OCTOBER 31, 2009       6,915    $   840,418
                                  =======    ===========

Premiums received and value of written equity options outstanding as of October
31, 2009.

NUMBER OF                                      PREMIUM     MARKET
CONTRACTS   DESCRIPTION                       RECEIVED      VALUE
---------   -------------------------------   --------   ----------
            Abbott Laboratories
    50      Strike @ $52.5 Exp 05/10 ......   $  6,125   $   12,750
   100      Strike @ $55 Exp 05/10 ........     10,999       16,500
            American Express
   188      Strike @ $26 Exp 01/10 ........     37,316      174,840
            AT&T
   180      Strike @ $29 Exp 04/10 ........     11,139        9,000
            Automatic Data Processing
   100      Strike @ $40 Exp 02/10 ........     13,999       19,250
    50      Strike @ $41 Exp 02/10 ........      6,125        7,750
            Bank of America
   100      Strike @ $18 Exp 02/10 ........      8,349        6,700
    70      Strike @ $20 Exp 02/10 ........      3,464        2,380
            Carnival
   140      Strike @ $30 Exp 01/10 ........     19,949       26,600
    40      Strike @ $36 Exp 04/10 ........      5,295        4,400
            Caterpillar
   120      Strike @ $50 Exp 02/10 ........     15,979       96,000
            CenturyTel
   200      Strike @ $35 Exp 04/10 ........     23,249       16,000
            Citigroup
   300      Strike @ $7 Exp 03/10 .........      6,726        1,800
            Comerica
   142      Strike @ $25 Exp 01/10 ........     25,061       59,640
    38      Strike @ $30 Exp 01/10 ........      3,553        5,700
            Corning
   250      Strike @ $19 Exp 05/10 ........     18,373       10,000
   230      Strike @ $20 Exp 05/10 ........     12,304        5,750
            Dominion Resources
   170      Strike @ $35 Exp 04/10 ........     28,574       22,100
            duPont (E.I.) de Nemours
   100      Strike @ $32 Exp 01/10 ........     10,549       17,500
   100      Strike @ $33 Exp 01/10 ........     10,299       14,000
            Eli Lilly
   100      Strike @ $37.5 Exp 04/10 ......      8,849        7,500
            EMC
   400      Strike @ $16 Exp 01/10 ........     17,612       54,000

NUMBER OF                                      PREMIUM     MARKET
CONTRACTS   DESCRIPTION                       RECEIVED      VALUE
---------   -------------------------------   --------   ----------
            FirstEnergy
   150      Strike @ $50 Exp 04/10 ........    $24,624      $12,000
            Fluor
   120      Strike @ $60 Exp 04/10 ........     40,412       12,600
            General Electric
   295      Strike @ $20 Exp 03/10 ........     20,055        5,605
            Halliburton
   140      Strike @ $26 Exp 01/10 ........     14,619       58,800
   100      Strike @ $27 Exp 01/10 ........      9,499       34,400
            Home Depot
    50      Strike @ $27.5 Exp 01/10 ......      5,625        3,000
    70      Strike @ $27 Exp 02/10 ........      8,924        6,650
   100      Strike @ $30 Exp 02/10 ........      5,849        2,700
    50      Strike @ $29 Exp 05/10 ........      4,475        4,225
            Intel
   110      Strike @ $19 Exp 01/10 ........      7,864       12,980
   220      Strike @ $20 Exp 01/10 ........     18,038       16,280
            Jacobs Engineering Group
    82      Strike @ $50 Exp 01/10 ........     15,184        6,970
    48      Strike @ $55 Exp 01/10 ........      4,680        2,160
            Microsoft
   115      Strike @ $24 Exp 01/10 ........     16,389       45,425
   135      Strike @ $26 Exp 01/10 ........     10,056       32,535
            Norfolk Southern
   130      Strike @ $45 Exp 12/09 ........     28,209       41,080
            PPG Industries
   120      Strike @ $50 Exp 01/10 ........     22,199       84,000
            Quanta Services
   150      Strike @ $25 Exp 05/10 ........     25,374       20,250
   100      Strike @ $30 Exp 05/10 ........      6,849        4,500
            Schlumberger
   110      Strike @ $60 Exp 01/10 ........     35,913       64,900
            Smith International
   150      Strike @ $30 Exp 01/10 ........     19,874       22,500
    20      Strike @ $31 Exp 01/10 ........      3,450        2,550
    50      Strike @ $35 Exp 01/10 ........      3,675        2,250
            Staples
    20      Strike @ $24 Exp 03/10 ........      3,045        1,800
   268      Strike @ $24 Exp 06/10 ........     38,188       37,520
            SunTrust Banks
   120      Strike @ $25 Exp 01/10 ........      7,794        4,200
            Transocean
    80      Strike @ $90 Exp 02/10 ........     23,799       40,400
            United Parcel Service, Class B
    50      Strike @ $55 Exp 01/10 ........     11,999        9,600
    35      Strike @ $60 Exp 01/10 ........      4,112        1,785
            Verizon Communications
   150      Strike @ $32 Exp 04/10 ........     12,149       10,800
            Wells Fargo
   159      Strike @ $26 Exp 01/10 ........     53,660       55,650
            Xilinx
    50      Strike @ $20 Exp 12/09 ........      8,750       10,250
   100      Strike @ $22.5 Exp 01/10 ......     12,249       10,500
   100      Strike @ $23 Exp 03/10 ........      8,949       12,600
                                              --------   ----------
            TOTAL WRITTEN CALL OPTIONS ....   $840,418   $1,283,625
                                              ========   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       49

Aston Funds
LAKE PARTNERS LASSO ALTERNATIVES FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                                              Frederick C. Lake & Ronald A. Lake

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark since the Fund's inception on April
     1, 2009?

A.   The Fund outperformed its benchmark, the HFRX Equity Hedge Index, gaining
     11.5% versus 8.3%, as it took advantage of improvements in the equity and credit markets. From the Fund's launch on April 1, 2009 through October 31, there was a significant rebound in the financial markets, not only in the
     U.S. but also globally, as investors steadily regained their confidence that the world economy was on the mend. Furthermore, inflation concerns receded into the background, which was supportive of equities and bonds. In contrast, fears over rising US Federal debts weighed down the US dollar.

     While fundamentals appear to be improving, albeit slowly, markets have been stimulated by another important but sometimes overlooked factor. With short-term interest rates pinned at rock-bottom levels by the Federal
     Reserve Board, investors have been motivated to seek returns elsewhere.
     Quite simply, the "flight to safety" has become the flight to returns or the flight to risk.

Q.   What were the best performing holdings for the Fund during the period?

A.   The greatest contributors to returns included funds in three broad strategy categories: 1) long-biased equity, 2) multi-asset hedged, and 3) hedged high-yield and strategic income.

     Among equity-oriented funds, JPMorgan US Large Cap Core Plus benefited from the general market uptrend and Needham Growth focused on opportunities in small-caps and technology.

     Mainstay 130/30 High Yield benefited from the improvement in credit markets and the narrowing of spreads as it took a selective approach within the hedged high-yield and strategic income group. JPMorgan Strategic Income
     Opportunities and Driehaus Active Income followed more broadly diversified and actively hedged approaches.

     Within the multi-asset hedged funds category, BlackRock Global Allocation took advantage of the rise in U.S. as well as international equities, and also capitalized on trends in sovereign yields and major currencies. FPA
     Crescent was cautious and selective in its approach to domestic equities and corporate debt.

Q.   What were the weakest performing holdings?

A.   Given the upward market trends, highly hedged and short-biased funds lagged. However the allocation to these funds was not large, so the impact on performance was limited. An allocation to a Hedged Commodities fund proved to be ineffective and was eliminated, resulting in a small loss.

Q.   How was the Fund positioned as of October 31, 2009?

A.   Markets have enjoyed an extended run, the question is will momentum continue to carry prices higher or is a correction likely? If there is a correction, will it be a short-lived episode of profit taking or will fears that the markets have "gone too far too fast" relative to fundamentals lead to a significant step backwards?

     Factors supporting the market include interest-rates near zero, improving liquidity, and substantial investor cash reserves. On the other hand, the economic recovery remains labored, except in Emerging Markets. Investors are still waiting nervously for signs of top-line growth in corporate revenues as cost-cutting alone does not appear capable of sustaining equity valuations.

     The tension between these plusses and minuses is likely to result in heightened volatility in all markets, not just equities. Therefore, we continue to position the Fund to dampen the risk of conventional asset classes while maintaining the potential to generate relatively stable returns via less conventional strategies. By the end of October we had adjusted the portfolio by paring back allocations to Long/Short Equity
     Strategies and increasing Hedged Fixed-Income and Arbitrage. As a result, net equity exposure roughly ranged from 30% to 35%.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS I

                              (PERFORMANCE GRAPH)

Lake Partners LASSO Alternatives Fund

                 Lake
               Partners
                 LASSO                     Morningstar
             Alternatives    HFRX Equity   Long/Short
            Fund - Class I   Hedge Index    Category
            --------------   -----------   -----------
4/2/2009         10,000         10,000        10,000
Apr-09           10,150         10,102        10,266
Jul-09           10,800         10,600        10,826
Oct-09           11,150         10,830        11,043

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Fund-of-funds that invest in funds using alternative or hedging strategies may be exposed to potentially dramatic changes in the value of certain of its portfolio holdings. Investments in fund-of-funds are subject to higher costs than investing directly in the underlying funds.

                        RETURNS FOR PERIOD ENDED 10/31/09

                             Total Returns - Class I

Cumulative since Inception   11.50%

Inception Date 04/01/09*

*    The Fund commenced operations on April 1, 2009. Because the Fund invests primarily in open-end investment companies which are priced as of the close of the NYSE, performance is shown from April 2, 2009.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.

                                       50

Aston Funds
LAKE PARTNERS LASSO ALTERNATIVES FUND                           OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

LONG/SHORT STRATEGIES                     47%
HEDGED FIXED INCOME                       30%
ARBITRAGE                                 17%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
MARKET NEUTRAL                             2%
OPTION HEDGING                             1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
INVESTMENT COMPANIES - 98.88%
            ARBITRAGE - 17.04%
   20,601   AQR Diversified Arbitrage Fund-N * ................   $      221,869
    6,022   Merger Fund .......................................           92,613
                                                                  --------------
                                                                         314,482
                                                                  --------------
            HEDGED FIXED INCOME - 29.75%
   13,639   Driehaus Active Income Fund .......................          166,806
    8,929   Eaton Vance Global Macro Absolute Return Fund-A ...           92,508
   14,419   JPMorgan Strategic Income Opportunities Fund ......          166,102
   10,273   MainStay 130/30 High Yield Fund-A .................          111,971
      250   ProShares UltraShort 20+ Year Treasury ............           11,415
                                                                  --------------
                                                                         548,802
                                                                  --------------
            LONG/SHORT STRATEGIES - 46.72%
    7,945   BlackRock Global Allocation Fund ..................          138,395
    1,728   Caldwell & Orkin Market Opportunity Fund ..........           34,750
   11,544   FPA Crescent Fund-I ...............................          276,720
   13,506   JPMorgan U.S. Large Cap Core Plus Fund-S ..........          228,655
    4,505   Needham Growth Fund ...............................          121,557
    4,437   Royce Global Select Fund-INV ......................           61,805
                                                                  --------------
                                                                         861,882
                                                                  --------------
            MARKET NEUTRAL - 2.51%
    2,948   JPMorgan Market Neutral Fund-IN ...................           46,247
                                                                  --------------
            OPTION HEDGING - 0.97%
    1,387   Hussman Strategic Growth Fund .....................           17,977
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            CASH EQUIVALENTS - 1.89%
   34,858   BlackRock Liquidity Funds TempCash Portfolio ......   $       34,858
                                                                  --------------
            TOTAL INVESTMENT COMPANIES
               (Cost $1,766,710) ..............................        1,824,248
                                                                  --------------
TOTAL INVESTMENTS - 98.88%
   (Cost $1,766,710)** ........................................        1,824,248
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.12% ......................           20,586
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $    1,844,834
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $1,768,522.

Gross unrealized appreciation ...   $60,148
Gross unrealized depreciation ...    (4,422)
                                    -------
Net unrealized appreciation .....   $55,726
                                    =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       51

Aston Funds
FORTIS REAL ESTATE FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                                                  Joseph Pavnica & James Hardman

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   The period between November 2008 and the beginning of March 2009 saw US
     REITs fall more than 50% as the global collapse in confidence in the financial sector hit the real estate market across the board. As credit markets froze, the REIT sector experienced its most volatile period in history. The economic recession also played out badly for real estate, though the fortunes of the real estate market have recovered sharply since
     March as the banking sector recovered somewhat and opened up to real estate companies seeking to raise billions of dollars in equity to repair over-leveraged balance sheets. The Fund underperformed its benchmark due to a combination of allocation and stock selection. Performance benefited from an underweight to diversified companies as well as investments in shopping centers. An underweight to the Healthcare sector, which has benefited from its perception as a defensive play amid challenging market circumstances and our preferences within the health care group, also contributed negatively to returns.

Q.   What were the best performing holdings for the Fund during the period?

A.   Kimco Realty, a shopping center REIT, was traded during the period to take advantage of fluctuating sentiment towards the group and the stock, and was a positive influence on relative performance. A large overweight stake in
     National Retail Properties, due to its attractive valuation relative to peers, was also a significant contributor to performance.

Q.   What were the weakest performing holdings?

A.   The Fund timed its move into Prologis, an international industrial developer and landlord, incorrectly in January 2009 as the name subsequently underperformed the index significantly. A large underweight position in Healthcare REIT Ventas detracted from performance as that group outperformed. Host Hotels turned in a disappointing return during the period despite the lodgings sector having outperformed.

Q.   How was the Fund positioned as of October 31, 2009?

A.   In summary, the outlook for real estate remains cautious with portfolio preferences being driven largely by bottom-up research focused on companies well-positioned to not only withstand the current environment, but also benefit disproportionately when opportunities arise in the future. At the country level, the Fund remains essentially neutral weighted to both Canada and the U.S., liking the relative stability that Canada provides at certain points in the cycle, but recognizing that valuations appear stretched. Some sector preferences emerged towards the end of the period, such as an underweight to the Multifamily sector where the prospects look difficult given the state of the jobs market and that government credits make home ownership more affordable. As it has for some time now, the Healthcare sector remains the largest underweight, as valuations appear relatively unattractive across the sector. Trends in the Office sector seem attractive, albeit in select markets, as they have held up better than expected.

                            GROWTH OF A HYPOTHETICAL
                           $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Fortis Real Estate Fund

                                                    Morningstar(R)
          ABN AMRO Real Estate   MSCI US REIT   Specialty-Real Estate
         Fund - Class N Shares   Equity Index         Category
         ---------------------   ------------   ---------------------
Dec-97          10,000              10,000             10,000
Dec-98           8,721               8,310              8,441
Dec-99           8,431               7,932              8,208
Dec-00          10,856              10,059             10,426
Oct-01          10,806              10,453             10,658
Oct-02          11,522              11,152             11,426
Oct-03          15,406              14,937             15,242
Oct-04          20,141              19,344             19,683
Oct-05          23,777              22,756             23,097
Oct-06          33,096              31,351             31,194
Oct-07          32,629              31,260             32,105
Oct-08          18,352              18,612             17,966
Oct-09          18,087              18,698             18,568

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Real estate funds may be subject to a higher degree of market risk than diversified funds because of the concentration in a specific industry or geographical sector. Risks also include declines in the value of real estate, general and economic conditions, changes in the value of underlying property and defaults by borrowers.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          -1.44%
Five Year         -2.13%
Ten Year           8.24%
Since Inception    5.13%

Inception Date 12/30/97

                     Average Annual Total Returns - Class I

One Year          -1.27%
Since Inception   -6.78%

Inception Date 09/20/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND I CLASS IS 1.57% AND 1.32%
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. THE
PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.
PLEASE REFER TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009
FISCAL YEAR END RELATED INFORMATION.

                                       52

Aston Funds
FORTIS REAL ESTATE FUND                                         OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                   (PIE CHART)

RETAIL                                    30%
OFFICE PROPERTIES                         15%
RESIDENTIAL                               14%
HEALTH CARE                               11%
DIVERSIFIED                                9%
STORAGE                                    8%
INDUSTRIAL                                 7%
HOTELS                                     4%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
FOREIGN COMMON STOCKS                      1%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 97.55%
            DIVERSIFIED - 8.65%
   17,834   Digital Realty Trust ..............................   $      804,848
   13,560   Entertainment Properties Trust ....................          461,311
   16,382   Vornado Realty Trust ..............................          975,712
                                                                  --------------
                                                                       2,241,871
                                                                  --------------
            HEALTH CARE - 11.02%
    7,882   HCP ...............................................          233,228
   13,145   Health Care, REIT .................................          583,244
   24,771   Nationwide Health Properties ......................          798,865
   30,896   Ventas ............................................        1,239,857
                                                                  --------------
                                                                       2,855,194
                                                                  --------------
            HOTELS - 3.79%
   68,659   Host Hotels & Resorts .............................          694,143
    9,943   Starwood Hotels & Resorts Worldwide ...............          288,944
                                                                  --------------
                                                                         983,087
                                                                  --------------
            INDUSTRIAL - 6.60%
   14,224   AMB Property ......................................          312,644
   11,350   EastGroup Properties ..............................          417,794
   86,585   ProLogis Trust ....................................          981,008
                                                                  --------------
                                                                       1,711,446
                                                                  --------------
            OFFICE PROPERTIES - 15.05%
   22,982   Boston Properties .................................        1,396,616
   56,381   Brookfield Properties .............................          572,831
   84,409   Douglas Emmett ....................................          996,026
   15,949   Kilroy Realty .....................................          440,511
   12,728   SL Green Realty ...................................          493,337
                                                                  --------------
                                                                       3,899,321
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            RESIDENTIAL - 13.87%
   15,043   AvalonBay Communities .............................   $    1,034,657
   31,824   Camden Property Trust .............................        1,153,620
   32,656   Equity Residential Properties Trust ...............          943,105
   11,851   Home Properties ...................................          464,322
                                                                  --------------
                                                                       3,595,704
                                                                  --------------
            RETAIL - 30.14%
   23,273   Federal Realty Investment Trust ...................        1,373,805
  116,333   Kimco Realty ......................................        1,470,449
   26,601   National Retail Properties ........................          515,527
   51,833   Simon Property Group ..............................        3,518,942
   13,638   Tanger Factory Outlet Centers .....................          519,199
   13,549   Taubman Centers ...................................          413,380
                                                                  --------------
                                                                       7,811,302
                                                                  --------------
            STORAGE - 8.43%
   29,679   Public Storage ....................................        2,184,374
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $24,671,002) .............................       25,282,299
                                                                  --------------
FOREIGN COMMON STOCKS - 1.55%
            CANADA - 1.55%
   27,790   Brookfield Properties .............................          288,931
    4,714   Canadian Real Estate Investment Trust .............          111,310
                                                                  --------------
            TOTAL FOREIGN COMMON STOCKS
               (Cost $395,727) ................................          400,241
                                                                  --------------
INVESTMENT COMPANY - 0.23%
   59,877   BlackRock Liquidity Funds TempCash Portfolio ......           59,877
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $59,877) .................................           59,877
                                                                  --------------
TOTAL INVESTMENTS - 99.33%
   (Cost $25,126,606)** .......................................       25,742,417
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.67% ......................          173,825
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   25,916,242
                                                                  ==============

----------
**   Aggregate cost for Federal income tax purposes is $29,152,447.

Gross unrealized appreciation ..........................   $   845,865
Gross unrealized depreciation ..........................    (4,255,895)
                                                           -----------
Net unrealized depreciation ............................   $(3,410,030)
                                                           ===========

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       53

Aston Funds
MONTAG & CALDWELL BALANCED FUND
PORTFOLIO MANAGER COMMENTARY (UNAUDITED)                        OCTOBER 31, 2009

                                                   Ronald E. Canakaris, CFA, CIC

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   After selling off sharply, the stock market experienced a remarkable rally beginning in March 2009 in anticipation of a recovery in economic activity.
     In this environment, many of the stocks that helped the Fund significantly outperform during the previous two years were a short-term drag on relative performance given a resurgence in more beaten down stocks and an apparent increase in investors' appetite for risk. In our work, valuations of many of the more cyclical and lesser quality stocks appear extended based on
     2010 earnings. The biggest detractors came from the Consumer Discretionary and Financials sectors. We would note both of these areas were contributors to the Fund's 2008 positive relative returns. The Fund benefited from strong stock selection in the Technology, Energy, and Healthcare sectors.

     The bond portion of the Fund performed better than the Barclay's Capital
     U.S. Government/Credit Bond Index during the period, primarily due to an overweight position in high-quality corporate bonds. Corporate bond spreads had widened tremendously during the financial crises of 2008-2009, and we took advantage of attractive yield levels by reducing the portfolio's weighting in Treasury and agency bonds and by purchasing high-quality corporate bonds.

Q.   What were the best performing holdings for the Fund during the period?

A.   Apple and Google aided performance within Technology. Apple's iPhone continued to drive growth in earnings, and the company benefited from better than expected sales of both its computers and iPods, while top-line growth resumed at Google and its management demonstrated an ability to restrain spending. Cameron International performed well on a recovery in the price of oil and a secular trend towards deep-water oil exploration.
     Within Healthcare, Schering-Plough was one of the portfolio's best performers after it accepted an offer to be acquired by Merck. Also,
     Allergan benefited from an expectation that its earnings would improve with increased expenditures on discretionary healthcare items such as cosmetic surgery.

Q.   What were the weakest performing holdings?

A.   Stryker's performance lagged in 2009 as the company had several unresolved regulatory issues. Wells Fargo hurt the Fund's results during the year as we sold it and built a position in JPMorgan Chase. Devon Energy was negatively affected by ongoing weakness in the price of natural gas, which did not recover. Gilead Sciences and Procter & Gamble were among our better performers in 2008 but did not do well in 2009 due to an investor preference for more cyclical issues.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We continue to believe the stock market reached a bear market low on March
     9, 2009, and that a cyclical bull market is under way. While the S&P 500 is more fairly valued after a nearly 60% increase, we are still finding plenty of attractively valued stocks. Furthermore, there is ample fiscal and monetary liquidity to support financial markets and promote economic growth. In our opinion, a synchronized global economic recovery is under way amid low inflation that should contribute to higher share prices and mitigate the stock market's risk. Still, because the market is more fairly valued and technically overbought, we do see an increasing risk of a market correction over the short-term, though we would view that development as merely a correction within a bull market.

     The Fund continues to be overweight high-quality corporate bonds as we believe the demand for yield and the recovery in corporate profits will continue to cause spreads to narrow. The portfolio is underweight the long end of the yield curve as we remain concerned that yields on longer-maturity bonds will rise as the economic recovery takes hold.

                        GROWTH OF A HYPOTHETICAL $10,000
                               INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Montag and Caldwell Balanced Fund

                                60% S&P 500
                                Index/40%
                             Barclays Capital               Barclays Capital      Morningstar(R)
            Montage and     Government Credit   SP 500(R)   U.S. Government    Moderate Allocation
         Caldwell Balaned       Bond Index       Index     Credit Bond Index        Category
         ----------------   -----------------   ------     ------------------      -----------
Nov-94        10,000              10,000        10,000          10,000              10,000
Oct-95        12,375              12,227        12,641          11,616              11,823
Oct-96        14,895              14,228        15,685          12,242              13,633
Oct-97        18,509              17,436        20,720          13,321              16,401
Oct-98        21,185              20,550        25,276          14,690              17,872
Oct-99        24,962              23,554        31,759          14,593              20,111
Oct-00        25,472              25,154        33,690          15,634              22,010
Oct-01        23,857              22,563        25,305          18,029              19,837
Oct-02        21,849              21,054        21,484          19,018              18,181
Oct-03        23,332              24,237        25,950          20,192              21,124
Oct-04        24,067              26,156        28,392          21,316              22,742
Oct-05        25,334              27,629        30,868          21,493              24,482
Oct-06        26,995              30,853        35,909          22,542              27,408
Oct-07        31,753              34,219        41,134          23,753              30,768
Oct-08        25,128              26,215        26,293          23,501              21,882
Oct-09        28,977              29,458        28,869          26,932              25,324

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

The Fund is subject to interest rate risk associated with the underlying bond holdings in the portfolio. The value of the Fund can decline as interest rates rise and an investor can lose principal.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          15.32%
Five Year          3.78%
Ten Year           1.50%
Since Inception    7.35%

Inception Date 11/02/94

                     Average Annual Total Returns - Class I

One Year          15.53%
Five Year          4.00%
Ten Year           1.74%
Since Inception    2.24%

Inception Date 12/31/98

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND I CLASS IS 1.75% AND 1.50%
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. PLEASE REFER
TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009 FISCAL YEAR END
RELATED INFORMATION.

                                       54

Aston Funds
MONTAG & CALDWELL BALANCED FUND                                 OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

COMMON STOCKS                             64%
CORPORATE NOTES AND BONDS                 23%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    11%
CASH & NET OTHER ASSETS AND LIABILITIES    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 63.88%
            CONSUMER DISCRETIONARY - 6.76%
    7,100   McDonald's ........................................   $      416,126
    3,750   NIKE, Class B .....................................          233,175
    7,350   TJX ...............................................          274,523
    6,000   Walt Disney .......................................          164,220
                                                                  --------------
                                                                       1,088,044
                                                                  --------------
            CONSUMER STAPLES - 14.41%
    8,800   Coca-Cola .........................................          469,128
    3,850   Colgate-Palmolive .................................          302,726
    5,650   Costco Wholesale ..................................          321,203
    5,000   CVS Caremark ......................................          176,500
    6,920   PepsiCo ...........................................          419,006
    3,950   Procter & Gamble ..................................          229,100
    8,050   Wal-Mart Stores ...................................          399,924
                                                                  --------------
                                                                       2,317,587
                                                                  --------------
            ENERGY - 6.03%
    8,100   Cameron International * ...........................          299,457
    3,350   Occidental Petroleum ..............................          254,198
    6,700   Schlumberger ......................................          416,740
                                                                  --------------
                                                                         970,395
                                                                  --------------
            FINANCIALS - 3.72%
   20,400   Charles Schwab ....................................          353,736
    5,850   JPMorgan Chase ....................................          244,355
                                                                  --------------
                                                                         598,091
                                                                  --------------
            HEALTH CARE - 10.36%
    8,600   Abbott Laboratories ...............................          434,902
    5,250   Allergan ..........................................          295,313
    7,350   Gilead Sciences * .................................          312,743
   16,250   Schering-Plough ...................................          458,250
    3,600   Stryker ...........................................          165,600
                                                                  --------------
                                                                       1,666,808
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            INDUSTRIALS - 4.25%
    3,600   3M ................................................   $      264,852
    1,750   Burlington Northern Santa Fe ......................          131,810
    2,950   Emerson Electric ..................................          111,363
    3,950   Fluor .............................................          175,459
                                                                  --------------
                                                                         683,484
                                                                  --------------
            INFORMATION TECHNOLOGY - 17.81%
    2,750   Apple * ...........................................          518,375
      973   Google, Class A * .................................          521,645
   10,500   Hewlett-Packard ...................................          498,330
    9,350   Juniper Networks * ................................          238,519
   10,300   QUALCOMM ..........................................          426,523
    3,450   Research In Motion * ..............................          202,619
    6,050   Visa, Class A .....................................          458,348
                                                                  --------------
                                                                       2,864,359
                                                                  --------------
            MATERIALS - 0.54%
    1,300   Monsanto                                                      87,334
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $9,723,389)                                      10,276,102
                                                                  --------------

PAR VALUE
---------
CORPORATE NOTES AND BONDS - 23.34%
            CONSUMER STAPLES - 5.10%
$ 250,000   Coca-Cola (The)
               5.350%, 11/15/17 ...............................          271,998
  250,000   PepsiCo
               5.000%, 06/01/18 ...............................          266,562
  275,000   Wal-Mart Stores
               4.125%, 07/01/10 ...............................          281,713
                                                                  --------------
                                                                         820,273
                                                                  --------------
            ENERGY - 1.34%
  200,000   ConocoPhillips
               4.750%, 02/01/14 ...............................          214,949
                                                                  --------------
            FINANCIALS - 5.55%
  175,000   General Electric Capital,
            MTN, Series A
               5.875%, 02/15/12 ...............................          188,790
  225,000   Goldman Sachs Group
               5.150%, 01/15/14 ...............................          237,924
  250,000   JPMorgan Chase
               4.750%, 05/01/13 ...............................          265,105
  200,000   Wells Fargo
               4.200%, 01/15/10 ...............................          201,261
                                                                  --------------
                                                                         893,080
                                                                  --------------
            HEALTH CARE - 4.35%
  250,000   Abbott Laboratories
               4.350%, 03/15/14 ...............................          263,544
  200,000   Johnson & Johnson
               5.950%, 08/15/37 ...............................          224,926
  200,000   Pfizer
               4.450%, 03/15/12 ...............................          212,200
                                                                  --------------
                                                                         700,670
                                                                  --------------
            INFORMATION TECHNOLOGY - 4.05%
  200,000   Cisco Systems
               5.500%, 02/22/16 ...............................          220,109
  200,000   Hewlett-Packard
               4.500%, 03/01/13 ...............................          214,207

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       55

Aston Funds
MONTAG & CALDWELL BALANCED FUND                                 OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                       MARKET
PAR VALUE                                                              VALUE
---------                                                         --------------
            INFORMATION TECHNOLOGY (CONTINUED)
$ 200,000   Oracle
               4.950%, 04/15/13 ...............................   $      216,684
                                                                  --------------
                                                                         651,000
                                                                  --------------
            TELECOMMUNICATION SERVICES - 2.95%
  200,000   BellSouth Capital Funding
               7.750%, 02/15/10 ...............................          204,135
  250,000   Verizon Communications
               5.550%, 02/15/16 ...............................          270,985
                                                                  --------------
                                                                         475,120
                                                                  --------------
            TOTAL CORPORATE NOTES AND BONDS
               (Cost $3,595,366) ..............................        3,755,092
                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.10%
            FANNIE MAE - 1.17%
  100,000   6.000%, 05/15/11 ..................................          107,901
   75,000   4.375%, 09/15/12 ..................................           80,711
                                                                  --------------
                                                                         188,612
                                                                  --------------
            FREDDIE MAC - 1.01%
  150,000   4.500%, 01/15/13 ..................................          163,108
                                                                  --------------
            U.S. TREASURY BONDS - 3.62%
  150,000   8.125%, 08/15/19 ..................................          208,313
  100,000   8.000%, 11/15/21 ..................................          140,859
  200,000   5.375%, 02/15/31 ..................................          232,344
                                                                  --------------
                                                                         581,516
                                                                  --------------
            U.S. TREASURY NOTES - 5.30%
  175,000   4.000%, 02/15/15 ..................................          188,918
  225,000   4.500%, 02/15/16 ..................................          247,922
  225,000   2.625%, 04/30/16 ..................................          222,047
  175,000   4.625%, 02/15/17 ..................................          193,416
                                                                  --------------
                                                                         852,303
                                                                  --------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $1,673,356) ..............................        1,785,539
                                                                  --------------
TOTAL INVESTMENTS - 98.32%
   (Cost $14,992,111)** .......................................       15,816,733
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.68% ......................          269,681
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   16,086,414
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $15,345,575.

Gross unrealized appreciation .....   $ 795,318
Gross unrealized depreciation .....    (324,160)
                                      ---------
Net unrealized appreciation .......   $ 471,158
                                      =========

MTN   Medium Term Note

PORTFOLIO COMPOSITION

Common Stocks .........................................    65%
U.S. Government Obligations ...........................     9%
U.S. Government Agency Obligations ....................     2%
Corporate Notes and Bonds (Moody's Ratings - unaudited)
   Aaa ................................................     2%
   Aa .................................................     8%
   A ..................................................    14%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       56

Aston Funds
BALANCED FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

                         Robert E. Canakaris, CFA, CIC; Tere Alvarez Canida, CFA
                                        William J. Canida, CFA & Alan M. Habecht

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   After selling off sharply, the stock market experienced a remarkable rally beginning in March 2009 in anticipation of a recovery in economic activity.
     In this environment, many of the stocks that helped the Fund significantly outperform during the previous two years were a short-term drag on relative performance given a resurgence in more beaten down stocks and an apparent increase in investors' appetite for risk. In our work, valuations of many of the more cyclical and lesser quality stocks appear extended based on
     2010 earnings. The biggest detractors came from the Consumer Discretionary and Financials sectors. We would note both of these areas were contributors to the Fund's 2008 positive relative returns. The Fund benefited from strong stock selection in the Technology, Energy, and Healthcare sectors.

     The bond portion of the portfolio outperformed due to an overweight position in Corporate bonds and underweight stake in US Treasuries.
     Above-average exposure to lower-quality investment-grade Corporates also added to returns as systemic risk declined with the broader economy. A barbell approach to credit that emphasized Corporates on the long end of the curve and higher-quality floating-rate notes on the short end, enhanced returns as well.

Q.   What were the best performing holdings for the Fund during the period?

A.   Apple and Google aided performance within Technology. Apple's iPhone continued to drive growth in earnings, and the company benefited from better than expected sales of both its computers and iPods, while top-line growth resumed at Google and its management demonstrated an ability to restrain spending. Cameron International performed well on a recovery in the price of oil and a secular trend towards deep-water oil exploration.
     Within Healthcare, Schering-Plough was one of the portfolio's best performers after it accepted an offer to be acquired by Merck. Also,
     Allergan benefited from an expectation that its earnings would improve with increased expenditures on discretionary healthcare items such as cosmetic surgery.

Q.   What were the weakest performing holdings?

A.   Stryker's performance lagged in 2009 as the company had several unresolved regulatory issues. Wells Fargo hurt the Fund's results during the year as we sold it and built a position in JPMorgan Chase. Devon Energy was negatively affected by ongoing weakness in the price of natural gas, which did not recover. Gilead Sciences and Procter & Gamble were among our better performers in 2008 but did not do well in 2009 due to an investor preference for more cyclical issues.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We continue to believe the stock market reached a bear market low on March
     9, 2009, and that a cyclical bull market is under way. While the S&P 500 is more fairly valued after a nearly 60% increase, we are still finding plenty of attractively valued stocks. Furthermore, there is ample fiscal and monetary liquidity to support financial markets and promote economic growth. In our opinion, a synchronized global economic recovery is under way amid low inflation that should contribute to higher share prices and mitigate the stock market's risk. We do see an increasing risk of a market correction over the short-term, though we would view that development as merely a correction within a bull market.

     The Fund continues to maintain an above-market commitment to Corporate bonds in anticipation of further spread compression over time. We have reduced investments in Fannie Mae and Freddie Mac securities given that the pending resolution of the final structure of government-sponsored enterprises (GSE) remains a key risk for fixed-income investors. Without greater clarity on a likely outcome, we do not believe investors are being compensated appropriately for the uncertainty.

                        GROWTH OF A HYPOTHETICAL $10,000
                               INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

Balanced Fund

                            60% S&P 500
                            Index/ 40%                                                Barclays
                         Barclays Capital                                              Capital
                          Aggregate Bond    Morningstar(R) Moderate       S&P      Aggregate Bond
         Balanced Fund         Index          Allocation Category      500 Index       Index
         -------------   ----------------   -----------------------   ----------   --------------
Sep-95       10,000            10.000                10,000             10,000         10,000
Oct-96       11,847            11,692                10,722             12,364         11,372
Oct-97       14,229            14,334                11,675             16,333         13,113
Oct-98       16,862            16,835                12,766             19,928         15,775
Oct-99       19,772            19,390                12,833             25,041         17,190
Oct-00       22,701            20,715                13,770             26,564         19,344
Oct-01       19,658            18,529                15,775             19,952         21,170
Oct-02       18,805            17,308                16,704             16,939         19,081
Oct-03       20,917            19,819                17,523             20,461         22,170
Oct-04       21,696            21,383                18,492             22,386         23,868
Oct-05       22,390            22,608                18,701             24,338         25,694
Oct-06       23,583            25,274                19,671             28,313         28,764
Oct-07       26,051            28,031                20,730             32,432         32,291
Oct-08       19,600            21,595                20,792             20,731         22,965
Oct-09       22,834            24,193                23,659             22,762         26,578

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

The Fund is subject to interest rate risk associated with the underlying bond holdings in the portfolio. The value of the Fund can decline as interest rates rise and an investor can lose principal.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          16.50%
Five Year          1.03%
Ten Year           1.45%
Since Inception    6.03%

Inception Date 09/21/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS IS 1.50% AS DISCLOSED IN THE PROSPECTUS
DATED MARCH 1, 2009. PLEASE REFER TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS
REPORT FOR MORE 2009 FISCAL YEAR END RELATED INFORMATION.

                                       57

Aston Funds
BALANCED FUND                                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

COMMON STOCKS                             59%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    18%
CORPORATE NOTES AND BONDS                 18%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 59.19%
            CONSUMER DISCRETIONARY - 6.44%
    7,100   McDonald's ........................................   $      416,131
    3,650   NIKE, Class B .....................................          226,957
    7,550   TJX ...............................................          281,993
    5,750   Walt Disney .......................................          157,378
                                                                  --------------
                                                                       1,082,459
                                                                  --------------
            CONSUMER STAPLES - 13.31%
    8,450   Coca-Cola .........................................          450,470
    4,050   Colgate-Palmolive .................................          318,451
    5,450   Costco Wholesale ..................................          309,832
    4,500   CVS Caremark ......................................          158,850
    6,600   PepsiCo ...........................................          399,630
    3,700   Procter & Gamble ..................................          214,600
    7,750   Wal-Mart Stores ...................................          385,020
                                                                  --------------
                                                                       2,236,853
                                                                  --------------
            ENERGY - 5.53%
    7,600   Cameron International * ...........................          280,972
    3,300   Occidental Petroleum ..............................          250,404
    6,400   Schlumberger ......................................          398,080
                                                                  --------------
                                                                         929,456
                                                                  --------------
            FINANCIALS - 3.42%
   19,650   Charles Schwab ....................................          340,731
    5,600   JPMorgan Chase ....................................          233,912
                                                                  --------------
                                                                         574,643
                                                                  --------------
            HEALTH CARE - 9.71%
    8,300   Abbott Laboratories ...............................          419,731
    5,500   Allergan ..........................................          309,375
    7,100   Gilead Sciences * .................................          302,105
   15,650   Schering-Plough ...................................          441,330
    3,450   Stryker ...........................................          158,700
                                                                  --------------
                                                                       1,631,241
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
            INDUSTRIALS - 3.89%
    3,500   3M ................................................   $      257,495
    1,700   Burlington Northern Santa Fe ......................          128,044
    2,800   Emerson Electric ..................................          105,700
    3,650   Fluor .............................................          162,133
                                                                  --------------
                                                                         653,372
                                                                  --------------
            INFORMATION TECHNOLOGY - 16.41%
    2,650   Apple * ...........................................          499,525
      910   Google, Class A * .................................          487,869
   10,100   Hewlett-Packard ...................................          479,346
    9,000   Juniper Networks * ................................          229,590
    9,850   QUALCOMM ..........................................          407,888
    3,650   Research In Motion * ..............................          214,365
    5,800   Visa, Class A .....................................          439,408
                                                                  --------------
                                                                       2,757,991
                                                                  --------------
            MATERIALS - 0.48%
    1,200   Monsanto ..........................................           80,616
                                                                  --------------
            TOTAL COMMON STOCKS
               (Cost $8,816,902) ..............................        9,946,631
                                                                  --------------

PAR VALUE
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.55%
            FANNIE MAE - 5.31%
$  41,516   7.500%, 02/01/35,
               Pool # 787557 ..................................           45,988
   17,629   7.500%, 04/01/35,
               Pool # 819231 ..................................           19,529
  146,302   6.000%, 11/01/35,
               Pool # 844078 ..................................          156,071
  271,600   6.000%, 12/01/36,
               Pool # 888029 ..................................          289,311
  166,682   5.500%, 06/01/37,
               Pool # 918778 ..................................          175,696
  195,407   5.500%, 03/01/38,
               Pool # 962344 ..................................          205,944
                                                                  --------------
                                                                         892,539
                                                                  --------------
            FREDDIE MAC - 4.32%
  244,995   5.500%, 11/01/20,
               Gold Pool # G18083 .............................          261,491
   43,472   5.500%, 12/01/20,
               Gold Pool # G11820 .............................           46,399
  180,529   5.500%, 09/01/37,
               Gold Pool # G03202 .............................          190,433
  218,420   5.000%, 04/01/38,
               Gold Pool # G04334 .............................          226,662
                                                                  --------------
                                                                         724,985
                                                                  --------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.97%
  193,827   5.000%, 08/20/37,
               Pool # 4015 ....................................          201,756
  122,394   5.500%, 02/15/39,
               Pool # 698060 ..................................          129,430
                                                                  --------------
                                                                         331,186
                                                                  --------------
            U.S. TREASURY BILLS - 5.95%
  500,000   0.140%, 12/03/09 (a) ..............................          499,982
  500,000   0.060%, 01/28/10 (a) ..............................          499,939
                                                                  --------------
                                                                         999,921
                                                                  --------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $2,827,184) ..............................        2,948,631
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       58

Aston Funds
BALANCED FUND                                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                       MARKET
PAR VALUE                                                              VALUE
---------                                                         --------------
CORPORATE NOTES AND BONDS - 17.52%
            CONSUMER DISCRETIONARY - 2.96%
$  70,000   Darden Restaurants
               Senior Unsecured Notes
               6.800%, 10/15/37 ...............................   $       72,456
   50,000   Home Depot
               Senior Unsecured Notes
               5.875%, 12/16/36 ...............................           48,935
  250,000   Macy's Retail Holdings
               6.375%, 03/15/37 ...............................          205,000
   50,000   Time Warner Cable
               8.250%, 02/14/14 ...............................           58,682
   50,000   Whirlpool, MTN
               Senior Unsecured Notes
               8.600%, 05/01/14 ...............................           57,118
   60,000   Wyndham Worldwide
               Senior Unsecured Notes
               6.000%, 12/01/16 ...............................           54,695
                                                                  --------------
                                                                         496,886
                                                                  --------------
            CONSUMER STAPLES - 0.62%
   50,000   Kroger
               8.050%, 02/01/10 ...............................           50,837
   50,000   Reynolds American
               7.750%, 06/01/18 ...............................           54,073
                                                                  --------------
                                                                         104,910
                                                                  --------------
            ENERGY - 3.15%
            Hess
   50,000      Senior Unsecured Notes
               8.125%, 02/15/19 ...............................           60,756
   50,000      Senior Unsecured Notes
               7.875%, 10/01/29 ...............................           59,082
   50,000   Kinder Morgan Energy Partners
               Senior Unsecured Notes
               9.000%, 02/01/19 ...............................           61,017
   50,000   Marathon Oil Canada
               Senior Secured Notes
               8.375%, 05/01/12 ...............................           56,526
   50,000   Nabors Industries
               9.250%, 01/15/19 ...............................           60,463
  125,000   Nexen
               Senior Unsecured Notes
               7.500%, 07/30/39 ...............................          138,430
   25,000   Trans-Canada Pipelines
               Senior Unsecured Notes
               7.625%, 01/15/39 ...............................           32,001
   50,000   Weatherford International
               9.625%, 03/01/19 ...............................           61,962
                                                                  --------------
                                                                         530,237
                                                                  --------------
            FINANCIALS - 4.18%
   50,000   American Financial Group
               Senior Unsecured Notes
               9.875%, 06/15/19 ...............................           56,666
  100,000   Blackstone Holdings Finance (b)
               6.625%, 08/15/19 ...............................          100,919
  150,000   Goldman Sachs Capital I
               6.345%, 02/15/34 ...............................          142,519
  100,000   Jefferies Group
               Senior Unsecured Notes
               8.500%, 07/15/19 ...............................          108,706
   50,000   Marsh & McLennan
               Senior Unsecured Notes
               9.250%, 04/15/19 ...............................           62,305

                                                                      MARKET
PAR VALUE                                                             VALUE
---------                                                         --------------
            FINANCIALS (CONTINUED)
$  50,000   Rio Tinto Finance
               8.950%, 05/01/14 ...............................   $       59,136
  250,000   SLM, MTN
               Senior Unsecured Notes
               5.625%, 08/01/33 ...............................          171,549
                                                                  --------------
                                                                         701,800
                                                                  --------------
            HEALTH CARE - 2.26%
  110,000   Boston Scientific
               Senior Unsecured Notes
               7.000%, 11/15/35 ...............................          107,800
   50,000   McKesson
               Senior Unsecured Notes
               7.500%, 02/15/19 ...............................           58,880
   50,000   Medtronic
               Senior Unsecured Notes
               6.500%, 03/15/39 ...............................           58,339
  100,000   UnitedHealth Group
               Senior Unsecured Notes
               1.768%, 02/07/11 (c) ...........................          100,163
   50,000   WellPoint
               Senior Unsecured Notes
               6.800%, 08/01/12 ...............................           55,003
                                                                  --------------
                                                                         380,185
                                                                  --------------
            INDUSTRIALS - 1.54%
  100,000   Embraer Overseas
               6.375%, 01/15/20 ...............................           95,250
   50,000   FedEx
               Senior Notes
               8.000%, 01/15/19 ...............................           60,637
  100,000   Tyco International Finance
               4.125%, 10/15/14 ...............................          102,267
                                                                  --------------
                                                                         258,154
                                                                  --------------
            INFORMATION TECHNOLOGY - 0.25%
   50,000   Motorola
               Senior Unsecured Notes
               6.625%, 11/15/37 ...............................           42,748
                                                                  --------------
            MATERIALS - 0.90%
  100,000   ArcelorMittal
               Senior Unsecured Notes
               7.000%, 10/15/39 ...............................           94,812
   50,000   Bemis
               Senior Unsecured Notes
               6.800%, 08/01/19 ...............................           56,107
                                                                  --------------
                                                                         150,919
                                                                  --------------
            TELECOMMUNICATION SERVICES - 0.63%
   50,000   Rogers Wireless
               Senior Subordinated Notes
               8.000%, 12/15/12 ...............................           51,510
   50,000   Telus
               Senior Unsecured Notes
               8.000%, 06/01/11 ...............................           54,527
                                                                  --------------
                                                                         106,037
                                                                  --------------
            UTILITIES - 1.03%
   50,000   Allegheny Energy Supply (b)
               Senior Unsecured Notes
               6.750%, 10/15/39 ...............................           48,053
   50,000   FPL Group Capital
               7.875%, 12/15/15 ...............................           60,807

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       59

Aston Funds
BALANCED FUND                                                   OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
PAR VALUE                                                             VALUE
---------                                                         --------------
            UTILITIES (CONTINUED)
$  50,000   Sempra Energy
               Senior Unsecured Notes
               9.800%, 02/15/19 ...............................   $       63,886
                                                                  --------------
                                                                         172,746
                                                                  --------------
            TOTAL CORPORATE NOTES AND BONDS
               (Cost $2,796,334) ..............................        2,944,622
                                                                  --------------

  SHARES
---------
INVESTMENT COMPANY - 5.73%
  962,607   BlackRock Liquidity Funds
               TempCash Portfolio .............................          962,607
                                                                  --------------
            TOTAL INVESTMENT COMPANY
               (Cost $962,607) ................................          962,607
                                                                  --------------
TOTAL INVESTMENTS - 99.99%
   (Cost $15,403,027)** .......................................       16,802,491
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.01% ......................            2,479
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   16,804,970
                                                                  ==============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $15,649,935.

Gross unrealized appreciation...   $1,577,111
Gross unrealized depreciation...    (424,555)
                                   ----------
Net unrealized appreciation.....   $1,152,556
                                   ==========

(a)  Annualized yield at the time of purchase.

(b)  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2009, these securities amounted to $148,972 or 0.89%
     of net assets. These securities have been determined by the Adviser to be liquid securities.

(c)  Floating rate note. The interest rate shown reflects the rate in effect at
     October 31, 2009.

MTN Medium Term Note

PORTFOLIO COMPOSITION

Common Stocks .........................................    59%
Investment Company ....................................     6%
U.S. Government Obligations ...........................     6%
U.S. Government Agency Obligations ....................    12%
Corporate Notes and Bonds (Moody's Ratings - unaudited)
   A ..................................................     2%
   Baa ................................................    12%
   Ba .................................................     3%
                                                          ---
                                                          100%
                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       60

Aston Funds
TCH FIXED INCOME FUND
PORTFOLIO MANAGERS COMMENTARY (UNAUDITED)                       OCTOBER 31, 2009

              Tere Alvarez Canida, CFA; Alan M. Habecht & William J. Canida, CFA

Q.   What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.   An overweight position in Corporate bonds and underweight stake in US
     Treasuries aided performance as Corporates delivered outsized returns versus Treasuries during the period. The Fund's above-market exposure to lower-quality investment-grade Corporates also added to returns on both an absolute and a duration-adjusted basis as systemic risk declined with the broader economy showing signs of stabilizing. Overall, the structure of the portfolio enhanced returns as well, as we maintained a barbell approach to credit, emphasizing lower-quality investment-grade Corporates on the long end of the curve and higher-quality floating-rate notes on the short end.
     Valuations in floating-rate notes improved along with a sharp narrowing in credit spreads and a marked increase in liquidity.

Q.   What were the best performing holdings for the Fund during the period?

A.   The portfolio's best performing holdings included Corporate bonds issued by financial institutions, as the Financials sector was the best performing area of the credit market. Longer dated securities, lower-quality investment-grade securities, and floating-rate notes boosted returns as well.

Q.   What were the weakest performing holdings?

A.   Positions in US Treasury securities were among the weakest performers in the Fund.

Q.   How was the Fund positioned as of October 31, 2009?

A.   We have maintained an above-market commitment to Corporate bonds in anticipation of further spread compression over time. We think Corporates remain attractive in a risk-reward context. The unprecedented narrowing in credit spreads throughout 2009 reflects the diminution of systemic risk. We believe Corporate bond valuations are attractive, particularly ahead of heightened regulation and strengthened capital requirements. We anticipate further spread compression in 2010.

     In anticipation of rising Treasury yields, we have emphasized Treasury
     Inflation Protected Securities (TIPS) within the Treasury allocation.
     Notwithstanding the expectation for deflationary pressures over the near-term, we believe the massive stimulus of credit easing and increased government deficit spending will prove inflationary over time. Accordingly, we believe TIPS will outperform nominal Treasuries with similar maturities in 2010.

     We have reduced investments in Fannie Mae and Freddie Mac given that the pending resolution for the final structure of government-sponsored enterprises (GSE) remains a key risk for fixed-income investors. We believe the most likely outcome for the GSEs incorporates some combination of a public utility model with covered bonds for funding purposes. Still, without greater clarity on a likely outcome, we do not believe investors are being compensated appropriately for the uncertainty.

                            GROWTH OF A HYPOTHETICAL
                          $10,000 INVESTMENT--CLASS N

                              (PERFORMANCE GRAPH)

TCH Fixed Income Fund

            TCH Fixed       Morningstar(R)
          Income Fund -   Intermediate-Term     Barclays Capital
         Class N Shares     Bond Category     Aggregate Bond Index
         --------------   -----------------   --------------------
Dec-93       10,000             10,000               10,000
Oct-94        9,677              9,535                9,636
Oct-95       11,117             11,026               11,066
Oct-96       11,758             11,671               11,659
Oct-97       12,797             12,709               12,652
Oct-98       13,778             13,895               13,614
Oct-99       13,919             13,969               13,617
Oct-00       14,891             14,989               14,411
Oct-01       16,840             17,171               16,359
Oct-02       17,310             18,183               16,953
Oct-03       18,103             19,074               17,992
Oct-04       19,129             20,129               18,893
Oct-05       19,205             20,356               19,056
Oct-06       20,052             21,412               19,952
Oct-07       21,368             22,564               20,787
Oct-08       19,896             22,632               19,291
Oct-09       24,470             25,753               22,736

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Bond funds have the same interest rate, high yield and credit risks associated with the underlying bonds in the portfolio, all of which could reduce the Fund's value. As interest rates rise, the value of the Fund can decline and an investor can lose principal.

                        RETURNS FOR PERIOD ENDED 10/31/09

                     Average Annual Total Returns - Class N

One Year          22.99%
Five Year          5.05%
Ten Year           5.80%
Since Inception    5.80%

Inception Date 12/13/93

                     Average Annual Total Returns - Class I

One Year          23.14%
Five Year          5.29%
Since Inception    6.06%

Inception Date 07/31/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE VISIT OUR WEBSITE AT www.astonfunds.com.

THE TOTAL EXPENSE RATIO FOR THE N CLASS AND I CLASS IS 1.08% AND 0.83%,
RESPECTIVELY, AS DISCLOSED IN THE PROSPECTUS DATED MARCH 1, 2009. THE
PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF WAIVERS HAD NOT BEEN IN EFFECT.
PLEASE REFER TO THE FINANCIAL HIGHLIGHTS SECTION IN THIS REPORT FOR MORE 2009
FISCAL YEAR END RELATED INFORMATION.

                                       61

Aston Funds
TCH FIXED INCOME FUND                                           OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS

                                  (PIE CHART)

CORPORATE NOTES AND BONDS                 53%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    38%
CASH & NET OTHER ASSETS AND LIABILITIES    6%
COMMERCIAL MORTGAGE-BACKED SECURITIES      3%

% OF TOTAL NET ASSETS

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                        --------------
CORPORATE NOTES AND BONDS - 52.50%
             CONSUMER DISCRETIONARY - 6.83%
$  250,000   CBS
                8.875%, 05/15/19 ..............................   $      282,659
   500,000   JC Penney
                6.375%, 10/15/36 ..............................          423,750
 1,000,000   Limited Brands
             Senior Unsecured Notes
                7.600%, 07/15/37 ..............................          862,500
             Macy's Retail Holdings
   100,000      8.875%, 07/15/15 (a) ..........................          106,250
   500,000      6.375%, 03/15/37 ..............................          410,000
   250,000   Staples
                Senior Unsecured Notes
                9.750%, 01/15/14 ..............................          303,232
   450,000   Time Warner Cable
                8.250%, 02/14/14 ..............................          528,142
   250,000   TJX
                Senior Unsecured Notes
                6.950%, 04/15/19 ..............................          293,978
   250,000   Tyco Electronics Group
                7.125%, 10/01/37 ..............................          257,091
   250,000   Viacom
                Senior Unsecured Notes
                6.125%, 10/05/17 ..............................          267,807
   450,000   Whirlpool, MTN
                Senior Unsecured Notes
                8.600%, 05/01/14 ..............................          514,065
   200,000   Wyndham Worldwide
                Senior Unsecured Notes
                6.000%, 12/01/16 ..............................          182,318
   150,000   Yum! Brands
                Senior Unsecured Notes
                6.875%, 11/15/37 ..............................          164,121
                                                                  --------------
                                                                       4,595,913
                                                                  --------------

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                        --------------
             CONSUMER STAPLES - 4.64%
             Altria Group
$  500,000      8.500%, 11/10/13 ..............................   $      580,608
   200,000      10.200%, 02/06/39 .............................          267,357
   250,000   CVS Caremark
                6.600%, 03/15/19 ..............................          279,105
 1,000,000   Kraft Foods
                Senior Unsecured Notes
                7.000%, 08/11/37 ..............................        1,096,030
             Kroger
   200,000      8.050%, 02/01/10 ..............................          203,348
   250,000      6.900%, 04/15/38 ..............................          291,391
   150,000   Pepsico
                Senior Unsecured Notes
                7.900%, 11/01/18 ..............................          188,703
   200,000   Reynolds American
                7.750%, 06/01/18 ..............................          216,290
                                                                  --------------
                                                                       3,122,832
                                                                  --------------
             ENERGY - 8.28%
   500,000   Ecopetrol SA
                7.625%, 07/23/19 ..............................          547,500
   250,000   Energy Transfer Partners
                Senior Unsecured Notes
                9.000%, 04/15/19 ..............................          302,368
   250,000   Halliburton
                Senior Unsecured Notes
                7.450%, 09/15/39 ..............................          312,614
             Hess
                Senior Unsecured Notes
   400,000      8.125%, 02/15/19 ..............................          486,047
   100,000      7.875%, 10/01/29 ..............................          118,164
   400,000   Kinder Morgan Energy Partners
                Senior Unsecured Notes
                9.000%, 02/01/19 ..............................          488,135
 1,005,000   Marathon Oil Canada
                Senior Secured Notes
                8.375%, 05/01/12 ..............................        1,136,165
   450,000   Nabors Industries
                9.250%, 01/15/19 ..............................          544,163
   500,000   Nexen
                Senior Unsecured Notes
                7.500%, 07/30/39 ..............................          553,720
   225,000   Trans-Canada Pipelines
                Senior Unsecured Notes
                7.625%, 01/15/39 ..............................          288,007
   250,000   Valero Energy
                Senior Unsecured Notes
                9.375%, 03/15/19 ..............................          296,169
   400,000   Weatherford International
                9.625%, 03/01/19 ..............................          495,698
                                                                  --------------
                                                                       5,568,750
                                                                  --------------
             FINANCIALS - 12.70%
   250,000   AFLAC
                Senior Notes
                8.500%, 05/15/19 ..............................          293,858
   450,000   American Financial Group
                Senior Unsecured Notes
                9.875%, 06/15/19 ..............................          509,990
   250,000   Bank of America
                Senior Unsecured Notes
                0.799%, 09/11/12 (c) ..........................          244,643
 1,500,000   Bear Stearns, MTN
                Senior Unsecured Notes
                0.809%, 11/21/16 (c) ..........................        1,393,371

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       62

Aston Funds
TCH FIXED INCOME FUND                                           OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                        --------------
             FINANCIALS (CONTINUED)
$  150,000   Blackstone Holdings Finance
                6.625%, 08/15/19 (b) ..........................   $      151,379
   250,000   Bunge Ltd Finance
                8.500%, 06/15/19 ..............................          291,667
 2,000,000   Citigroup
                Subordinated Notes
                0.943%, 08/25/36 (c) ..........................        1,129,794
   500,000   General Electric Capital, MTN,
                Series A
                0.852%, 05/05/26 (c) ..........................          393,989
   800,000   Goldman Sachs Capital I
                6.345%, 02/15/34 ..............................          760,103
   500,000   Jefferies Group
                Senior Unsecured Notes
                8.500%, 07/15/19 ..............................          543,531
   300,000   Marsh & McLennan
                Senior Unsecured Notes
                9.250%, 04/15/19 ..............................          373,833
   750,000   Merrill Lynch, MTN
                6.875%, 04/25/18 ..............................          808,307
 1,000,000   NB Capital Trust II
                7.830%, 12/15/26 ..............................          965,000
 1,000,000   SLM, MTN
                Senior Unsecured Notes
                5.625%, 08/01/33 ..............................          686,195
                                                                  --------------
                                                                       8,545,660
                                                                  --------------
             HEALTH CARE - 6.55%
   500,000   Biogen Idec
                Senior Unsecured Notes
                6.875%, 03/01/18 ..............................          546,251
   300,000   Boston Scientific
                Senior Unsecured Notes
                6.250%, 11/15/35 ..............................          294,000
   250,000   Express Scripts
                Senior Unsecured Notes
                6.250%, 06/15/14 ..............................          274,963
   200,000   Hospira
                Senior Unsecured Notes, GMTN
                6.400%, 05/15/15 ..............................          222,516
   250,000   Humana
                Senior Unsecured Notes
                8.150%, 06/15/38 ..............................          232,699
   750,000   McKesson
                Senior Unsecured Notes
                7.500%, 02/15/19 ..............................          883,205
   450,000   Medtronic
                Senior Unsecured Notes
                6.500%, 03/15/39 ..............................          525,049
   250,000   Pfizer
                Senior Unsecured Notes
                7.200%, 03/15/39 ..............................          315,223
   500,000   Roche Holdings
                Senior Unsecured Notes
                7.000%, 03/01/39 (b) ..........................          616,614
   450,000   WellPoint
                Senior Unsecured Notes
                6.800%, 08/01/12 ..............................          495,027
                                                                  --------------
                                                                       4,405,547
                                                                  --------------
             INDUSTRIALS - 2.21%
   250,000   Caterpillar
                7.000%, 12/15/13 ..............................          286,595

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                        --------------
             INDUSTRIALS (CONTINUED)
$  300,000   Embraer Overseas
                6.375%, 01/15/20 ..............................   $      285,750
   250,000   FedEx
                Senior Notes
                8.000%, 01/15/19 ..............................          303,183
   200,000   Ingersoll-Rand Global Holding
                6.875%, 08/15/18 ..............................          221,496
   100,000   Tyco International Finance
                4.125%, 10/15/14 ..............................          102,267
   250,000   Waste Management
                7.375%, 03/11/19 ..............................          291,765
                                                                  --------------
                                                                       1,491,056
                                                                  --------------
             INFORMATION TECHNOLOGY - 1.51%
   250,000   KLA Instruments
                Senior Unsecured Notes
                6.900%, 05/01/18 ..............................          262,342
   200,000   Motorola
                Senior Unsecured Notes
                6.625%, 11/15/37 ..............................          170,992
   500,000   Telecom Italia Capital SA
                7.721%, 06/04/38 ..............................          581,409
                                                                  --------------
                                                                       1,014,743
                                                                  --------------
             MATERIALS - 3.84%
   300,000   ArcelorMittal
                Senior Unsecured Notes
                7.000%, 10/15/39 ..............................          284,436
   700,000   Bemis
             Senior Unsecured Notes
                6.800%, 08/01/19 ..............................          785,495
   250,000   Dow Chemical (The)
                Senior Unsecured Notes
                8.550%, 05/15/19 ..............................          285,692
   500,000   International Paper
                8.700%, 06/15/38 ..............................          577,785
   550,000   Rio Tinto Finance
                8.950%, 05/01/14 ..............................          650,497
                                                                  --------------
                                                                       2,583,905
                                                                  --------------
             TELECOMMUNICATION SERVICES - 1.42%
   450,000   Rogers Wireless
                Senior Subordinated Notes
                8.000%, 12/15/12 ..............................          463,593
   450,000   Telus
                Senior Unsecured Notes
                8.000%, 06/01/11 ..............................          490,748
                                                                  --------------
                                                                         954,341
                                                                  --------------
             UTILITIES - 4.52%
   200,000   Allegheny Energy Supply
                Senior Unsecured Notes
                6.750%, 10/15/39 (b) ..........................          192,211
   995,000   CenterPoint Energy
                Senior Notes, Series B
                7.250%, 09/01/10 ..............................        1,020,318
   450,000   FPL Group Capital
                7.875%, 12/15/15 ..............................          547,260
   250,000   Oncor Electric Delivery
                7.500%, 09/01/38 ..............................          304,518
   150,000   Pacific Gas & Electric
                8.250%, 10/15/18 ..............................          188,863
   450,000   Sempra Energy
                Senior Unsecured Notes
                9.800%, 02/15/19 ..............................          574,978

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       63

Aston Funds
TCH FIXED INCOME FUND                                           OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                        --------------
             UTILITIES (CONTINUED)
$  150,000   Virginia Electric and Power
                Senior Unsecured Notes
                8.875%, 11/15/38 ..............................   $      212,630
                                                                  --------------
                                                                       3,040,778
                                                                  --------------
             TOTAL CORPORATE NOTES AND BONDS
                (Cost $33,270,786) ............................       35,323,525
                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.35%
             FANNIE MAE - 16.92%
   614,127   6.000%, 11/01/17,
                Pool # 662854 .................................          663,346
   338,458   6.000%, 04/01/18,
                Pool # 725175 .................................          365,690
   502,665   5.500%, 11/01/18,
                Pool # 748886 .................................          540,438
   289,192   4.500%, 06/01/19,
                Pool # 747860 .................................          305,416
 1,298,279   6.000%, 01/01/21,
                Pool # 850787 .................................        1,397,867
 1,000,000   6.000%, 07/02/24 .................................        1,001,001
   729,065   6.000%, 09/01/32,
                Pool # 847899 .................................          783,443
   229,514   6.000%, 02/01/34,
                Pool # 771952 .................................          245,915
   264,808   7.500%, 02/01/35,
                Pool # 787557 .................................          293,336
   112,418   7.500%, 04/01/35,
                Pool # 819231 .................................          124,528
   822,323   6.000%, 11/01/35,
                Pool # 844078 .................................          877,232
   695,629   5.000%, 05/01/36,
                Pool # 745581 .................................          722,895
   543,201   6.000%, 12/01/36,
                Pool # 888029 .................................          578,623
   666,729   5.500%, 06/01/37,
                Pool # 918778 .................................          702,785
   671,216   6.500%, 10/01/37,
                Pool # 888890 .................................          721,672
 1,954,070   5.500%, 03/01/38,
                Pool # 962344 .................................        2,059,438
                                                                  --------------
                                                                      11,383,625
                                                                  --------------
             FREDDIE MAC - 12.20%
 1,377,190   5.500%, 11/01/20,
                Gold Pool # G18083 ............................        1,469,920
   244,446   5.500%, 12/01/20,
                Gold Pool # G11820 ............................          260,906
   247,449   6.000%, 10/01/35,
                Gold Pool # A47772 ............................          264,127
   705,769   5.500%, 05/01/37,
                Pool # A60048 .................................          744,488
 1,444,232   5.500%, 09/01/37,
                Gold Pool # G03202 ............................        1,523,463
 1,622,160   5.000%, 02/01/38,
                Gold Pool # A73409 ............................        1,683,372
 2,184,198   5.000%, 04/01/38,
                Gold Pool # G04334 ............................        2,266,618
                                                                  --------------
                                                                       8,212,894
                                                                  --------------

                                                                      MARKET
 PAR VALUE                                                            VALUE
----------                                                        --------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.05%
$  718,198   5.000%, 05/01/37,
                Pool # 782156 .................................   $      747,620
 1,550,615   5.000%, 08/20/37,
                Pool # 4015 ...................................        1,614,050
 1,354,381   6.000%, 07/20/38,
                Pool # 4195 ...................................        1,441,749
   882,433   6.000%, 01/15/39,
                Pool # 698036 .................................          938,161
                                                                  --------------
                                                                       4,741,580
                                                                  --------------
             U.S. TREASURY BILLS (D) - 0.76%
   500,000   3.875%, 05/15/10 .................................          509,824
                                                                  --------------
             U.S. TREASURY INFLATION INDEX NOTE - 1.42%
   924,086   2.375%, 04/15/11 .................................          956,645
                                                                  --------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $24,379,750) ............................       25,804,568
                                                                  --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.58%
   275,000   Bear Stearns Commercial
                Mortgage Securities
                Series 2007-T28, Class A4
                5.742%, 09/11/42 (e) ..........................          277,320
   500,000   CS First Boston Mortgage
                Securites
                Series 2005-C5, Class A2
                5.100%, 08/15/38 (e) ..........................          509,255
   940,000   JP Morgan Chase Commercial
                Mortgage Securities
                Series 2005-CB13, Class A2
                5.247%, 01/12/43 (e) ..........................          946,007
                                                                  --------------
             TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                (Cost $1,547,434) .............................        1,732,582
                                                                  --------------

 SHARES
---------
INVESTMENT COMPANY - 5.22%
3,515,024   BlackRock Liquidity Funds
                TempCash Portfolio ............................        3,515,024
                                                                  --------------
             TOTAL INVESTMENT COMPANY
                (Cost $3,515,024) .............................        3,515,024
                                                                  --------------
TOTAL INVESTMENTS - 98.65%
   (Cost $62,712,994)* ........................................       66,375,699
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.35% ......................          907,802
                                                                  --------------
NET ASSETS - 100.00% ..........................................   $   67,283,501
                                                                  ==============

----------
*    Aggregate cost for Federal income tax purposes is $62,700,552.

Gross unrealized appreciation.....   $ 5,342,983
Gross unrealized depreciation.....    (1,667,836)
                                     -----------
Net unrealized appreciation.......   $ 3,675,147
                                     ===========

(a)  Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009 and is 8.875% thereafter.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       64

Aston Funds
TCH FIXED INCOME FUND                                           OCTOBER 31, 2009
SCHEDULE OF INVESTMENTS - CONTINUED

(b)  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2009, these securities amounted to $960,204 or 1.43%
     of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(c)  Variable rate bond. The interest rate shown reflects the rate in effect at
     October 31, 2009.

(d)  Annualized yield at the time of purchase.

(e)  Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

GMTN  Global Medium Term Note

MTN   Medium Term Note

PORTFOLIO COMPOSITION

Investment Company ......................................     5%
U.S. Government Obligations .............................     2%
U.S. Government Agency Obligations ......................    36%
Corporate Notes and Bonds (Moody's Ratings (e) unaudited)
   Aaa ..................................................     3%
   Aa ...................................................     3%
   A ....................................................     9%
   Baa ..................................................    36%
   Ba ...................................................     6%
                                                            ---
                                                            100%
                                                            ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       65

Aston Funds
                                                                OCTOBER 31, 2009
STATEMENT OF ASSETS AND LIABILITIES

                                                                                           MONTAG & CALDWELL   VEREDUS SELECT
                                                                                             GROWTH FUND         GROWTH FUND
                                                                                           -----------------   --------------
ASSETS:
Investments:
      Investments at cost ..............................................................    $2,218,157,211      $ 81,328,976
      Net unrealized appreciation (depreciation) .......................................       268,930,401         4,985,278
                                                                                            --------------      ------------
         Total investments at value ....................................................     2,487,087,612        86,314,254
Receivables:
      Dividends and interest ...........................................................         2,234,274            22,566
      Dividend reclaims ................................................................                --                --
      Fund shares sold .................................................................         7,410,071           165,645
      Investments sold .................................................................        15,194,801         3,888,176
      Due from Adviser, net (Note G) ...................................................                --                --
Other assets ...........................................................................            15,871               948
                                                                                            --------------      ------------
         Total assets ..................................................................     2,511,942,629        90,391,589
                                                                                            --------------      ------------
LIABILITIES:
Payables:
      Dividend distribution ............................................................                --                --
      Investments purchased ............................................................        19,420,456         2,870,636
      Fund shares redeemed .............................................................         3,685,804           270,994
      Due to Adviser, net (Note G) .....................................................         1,425,526            74,040
      Administration fees (Note G) .....................................................           105,284             5,892
      Distribution fees (Note G) .......................................................            99,493             3,177
      Audit and tax fees ...............................................................            24,917            15,024
      Custodian fees ...................................................................            23,421             2,919
      Transfer agent fees ..............................................................           149,235             5,833
      Trustees fees and related expenses (Note G) ......................................             3,389                --
      Accrued expenses and other payables ..............................................           181,789             6,614
                                                                                            --------------      ------------
         Total liabilities .............................................................        25,119,314         3,255,129
                                                                                            --------------      ------------
NET ASSETS .............................................................................    $2,486,823,315      $ 87,136,460
                                                                                            ==============      ============
NET ASSETS CONSIST OF:
   Paid in capital .....................................................................    $2,320,799,613      $121,419,447
   Accumulated undistributed (distribution in excess of) net investment income (loss) ..         7,373,004                --
   Accumulated net realized loss on investments, purchased options and payments by
      affiliates .......................................................................      (110,279,703)      (39,268,265)
   Net unrealized appreciation (depreciation) on investments and purchased options .....       268,930,401         4,985,278
                                                                                            --------------      ------------
TOTAL NET ASSETS .......................................................................    $2,486,823,315      $ 87,136,460
                                                                                            ==============      ============
CLASS N:
   Net Assets ..........................................................................    $1,277,345,869      $ 39,437,033
   Shares of beneficial interest outstanding (unlimited authorization) .................        61,198,083         4,346,721
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................................    $        20.87      $       9.07
                                                                                            ==============      ============
CLASS I:
   Net Assets ..........................................................................    $1,205,637,140      $ 47,699,427
   Shares of beneficial interest outstanding (unlimited authorization) .................        57,491,570         5,209,752
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................................    $        20.97      $       9.16
                                                                                            ==============      ============
CLASS R:
   Net Assets ..........................................................................    $    3,840,306      $         --
   Shares of beneficial interest outstanding (unlimited authorization) .................           185,293                --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ...............................................    $        20.73      $         --
                                                                                            ==============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       66

Aston Funds

                    OPTIMUM                         TAMRO        RIVER ROAD         OPTIMUM      MONTAG & CALDWELL
                   LARGE CAP          VALUE      DIVERSIFIED    DIVIDEND ALL        MID CAP           MID CAP
 GROWTH FUND   OPPORTUNITY FUND       FUND       EQUITY FUND   CAP VALUE FUND        FUND           GROWTH FUND
------------   ----------------   ------------   -----------   --------------   --------------   -----------------

$195,391,684     $ 4,063,647      $237,470,737   $ 9,157,555    $144,360,692    $  969,308,941      $2,886,806
   7,046,648         137,519       (11,744,893)    1,362,314      14,193,425        19,381,485          99,487
------------     -----------      ------------   -----------    ------------    --------------      ----------
 202,438,332       4,201,166       225,725,844    10,519,869     158,554,117       988,690,426       2,986,293

     180,064           6,797           336,969         1,195         376,962           179,558             754
          --              --               820            --          18,942                --              --
      11,496               2            19,312        28,915         143,394         3,557,789              29
   1,287,484         194,658         1,781,059            --       1,093,392         8,113,867              --
          --              --                --            --              --                --           5,519
       2,170              38             2,398         1,257             617             6,780             488
------------     -----------      ------------   -----------    ------------    --------------      ----------
 203,919,546       4,402,661       227,866,402    10,551,236     160,187,424     1,000,548,420       2,993,083
------------     -----------      ------------   -----------    ------------    --------------      ----------

          --              --                --            --          47,750                --              --
   1,815,790              --         1,907,816        13,875         747,582         3,745,396          13,983
     201,992          32,945             1,903        23,262         216,333         2,667,995              --
     117,872          12,730           136,929         4,143          98,428           631,219              --
       9,572           1,410            13,681         1,938           8,181            44,864           1,599
       4,494             344             1,573            --           6,366            67,060             232
      19,158          14,570            17,714        14,836          14,930            19,010          15,006
       6,837           1,727             6,303         1,491           5,938            11,786           1,011
      15,595           2,920             5,928         4,948          10,644            87,699           1,642
       1,036             204               697           123             997             4,045              76
      29,786           2,147            20,317           648           2,977            83,689             160
------------     -----------      ------------   -----------    ------------    --------------      ----------
   2,222,132          68,997         2,112,861        65,264       1,160,126         7,362,763          33,709
------------     -----------      ------------   -----------    ------------    --------------      ----------
$201,697,414     $ 4,333,664      $225,753,541   $10,485,972    $159,027,298    $  993,185,657      $2,959,374
============     ===========      ============   ===========    ============    ==============      ==========

$235,595,035     $10,555,948      $268,565,684   $10,583,495    $157,199,713    $  974,476,191      $3,657,885
     767,143           8,948           263,036            --          27,627           130,625              --

 (41,711,412)     (6,368,751)      (31,330,286)   (1,459,837)    (12,393,467)         (802,644)       (797,998)
   7,046,648         137,519       (11,744,893)    1,362,314      14,193,425        19,381,485          99,487
------------     -----------      ------------   -----------    ------------    --------------      ----------
$201,697,414     $ 4,333,664      $225,753,541   $10,485,972    $159,027,298    $  993,185,657      $2,959,374
============     ===========      ============   ===========    ============    ==============      ==========

$ 56,304,527     $ 4,333,664      $ 20,173,483   $10,485,972    $ 81,842,162    $  842,232,804      $2,959,374
   4,447,220         548,361         2,426,944     1,079,033       9,540,484        37,051,190         433,457

$      12.66     $      7.90      $       8.31   $      9.72    $       8.58    $        22.73      $     6.83
============     ===========      ============   ===========    ============    ==============      ==========

$144,805,253     $        --      $205,580,058   $        --    $ 77,185,136    $  150,952,853      $       --
  11,228,146              --        24,742,783            --       9,002,008         6,563,216              --

$      12.90     $        --      $       8.31   $        --    $       8.57    $        23.00      $       --
============     ===========      ============   ===========    ============    ==============      ==========

$    587,634     $        --      $         --   $        --    $         --    $           --      $       --
      47,183              --                --            --              --                --              --

$      12.45     $        --      $         --   $        --    $         --    $           --      $       --
============     ===========      ============   ===========    ============    ==============      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       67

Aston Funds
                                                                OCTOBER 31, 2009
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                                                                                 CARDINAL     RIVER ROAD
                                                                                                  MID CAP      SMALL-MID
                                                                                                VALUE FUND     CAP FUND
                                                                                                ----------   ------------
ASSETS:
Investments:
      Investments at cost ...................................................................   $  879,913   $196,410,350
      Net unrealized appreciation (depreciation) ............................................       46,149     12,124,735
                                                                                                ----------   ------------
         Total investments at value .........................................................      926,062    208,535,085
Receivables:
      Dividends and interest ................................................................           43        191,969
      Dividend reclaims .....................................................................           --             --
      Fund shares sold ......................................................................        3,500        351,300
      Investments and foreign currency sold .................................................           --        778,584
      Due from Adviser, net (Note G) ........................................................        5,382             --
Other assets ................................................................................           16          1,276
                                                                                                ----------   ------------
         Total assets .......................................................................      935,003    209,858,214
                                                                                                ----------   ------------
LIABILITIES:
Payables:
      Due to custodian ......................................................................           --             --
      Investments and foreign currency purchased ............................................           --        299,876
      Fund shares redeemed ..................................................................           --        169,541
      Due to Adviser, net (Note G) ..........................................................           --        197,858
      Administration fees (Note G) ..........................................................        1,430         11,453
      Distribution fees (Note G) ............................................................           71          3,248
      Audit and tax fees ....................................................................       14,303         16,167
      Custodian fees ........................................................................          818         11,711
      Transfer agent fees ...................................................................        1,552          5,287
      Trustees fees and related expenses (Note G) ...........................................           98            574
      Accrued expenses and other payables ...................................................          631          7,624
                                                                                                ----------   ------------
         Total liabilities ..................................................................       18,903        723,339
                                                                                                ----------   ------------
NET ASSETS ..................................................................................   $  916,100   $209,134,875
                                                                                                ==========   ============
NET ASSETS CONSIST OF:
   Paid in capital ..........................................................................   $1,245,142   $214,371,346
   Accumulated undistributed (distribution in excess of) net investment income (loss) .......          904        174,467
   Accumulated net realized gain (loss) on investments, foreign currency transactions and
      payments by affiliates ................................................................     (376,095)   (17,535,673)
   Net unrealized appreciation (depreciation) on investments and translation of assets and
      liabilities denominated in foreign currency ...........................................       46,149     12,124,735
                                                                                                ----------   ------------
TOTAL NET ASSETS ............................................................................   $  916,100   $209,134,875
                                                                                                ==========   ============
CLASS N:
   Net Assets ...............................................................................   $  916,100   $ 41,800,657
   Shares of beneficial interest outstanding (unlimited authorization) ......................      127,774      5,421,561
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ....................................................   $     7.17   $       7.71
                                                                                                ==========   ============
CLASS I:
   Net Assets ...............................................................................   $       --   $167,334,218
   Shares of beneficial interest outstanding (unlimited authorization) ......................           --     21,633,827
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) ....................................................   $       --   $       7.73
                                                                                                ==========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       68

Aston Funds

   VEREDUS         TAMRO       RIVER ROAD       NEPTUNE         BARINGS        DYNAMIC
 AGGRESSIVE      SMALL CAP      SMALL CAP    INTERNATIONAL   INTERNATIONAL    ALLOCATION
 GROWTH FUND       FUND        VALUE FUND         FUND            FUND           FUND
------------   ------------   ------------   -------------   -------------   -----------

$ 41,726,584   $673,837,099   $478,291,670    $ 1,758,018     $23,847,243    $38,917,710
   4,271,591     75,057,680     23,390,565       (283,757)      4,308,046        125,826
------------   ------------   ------------    -----------     -----------    -----------
  45,998,175    748,894,779    501,682,235      1,474,261      28,155,289     39,043,536

          45         83,320        353,686         34,229          34,657             51
          --             --             --          3,356          18,813             --
      14,673      7,892,659      1,248,941             --              --        191,456
     649,921      8,263,371      1,604,178      1,134,863         922,583             --
          --             --             --          4,275              --             --
         615          4,438          3,177            100              67             96
------------   ------------   ------------    -----------     -----------    -----------
  46,663,429    765,138,567    504,892,217      2,651,084      29,131,409     39,235,139
------------   ------------   ------------    -----------     -----------    -----------

          --             --             --      1,132,309              --             --
   1,034,194      6,019,595      4,929,428             --         799,691             --
      17,443      1,139,321        609,398             --              --          6,578
      50,741        625,127        395,019             --          11,935          9,635
       4,134         34,551         23,382          2,591           3,959          3,373
       2,699         19,019         16,913             24              --          3,011
      17,784         18,120         17,946         16,030          15,319         14,599
       4,283         19,830         15,333          5,533          20,116            697
      10,949        107,488         78,240          2,736           1,405          5,663
         250          2,828          2,129             66             102             48
      24,766         37,222         41,304          4,945           2,190            918
------------   ------------   ------------    -----------     -----------    -----------
   1,167,243      8,023,101      6,129,092      1,164,234         854,717         44,522
------------   ------------   ------------    -----------     -----------    -----------
$ 45,496,186   $757,115,466   $498,763,125    $ 1,486,850     $28,276,692    $39,190,617
============   ============   ============    ===========     ===========    ===========

$ 80,177,959   $780,477,887   $549,283,489    $ 5,099,029     $27,597,422    $36,204,154
          --         90,254        373,360         84,460         114,467         23,038

 (38,953,364)   (98,510,355)   (74,284,289)    (3,413,386)     (3,738,470)     2,837,599

   4,271,591     75,057,680     23,390,565       (283,253)      4,303,273        125,826
------------   ------------   ------------    -----------     -----------    -----------
$ 45,496,186   $757,115,466   $498,763,125    $ 1,486,850     $28,276,692    $39,190,617
============   ============   ============    ===========     ===========    ===========

$ 32,140,369   $241,523,881   $216,220,978    $   293,294     $        --    $39,190,617
   3,583,615     16,463,174     21,154,200         41,388              --      4,275,951

$       8.97   $      14.67   $      10.22    $      7.09     $        --    $      9.17
============   ============   ============    ===========     ===========    ===========

$ 13,355,817   $515,591,585   $282,542,147    $ 1,193,556     $28,276,692    $        --
   1,444,218     34,682,721     27,604,824        168,302       4,389,485             --

$       9.25   $      14.87   $      10.24    $      7.09     $      6.44    $        --
============   ============   ============    ===========     ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       69

Aston Funds
                                                                OCTOBER 31, 2009
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                                                                                       NEW CENTURY      M.D. SASS
                                                                                                     ABSOLUTE RETURN     ENHANCED
                                                                                                         ETF FUND      EQUITY FUND
                                                                                                     ---------------   -----------
ASSETS:
Investments:
      Investments at cost ........................................................................     $16,525,516     $25,654,156
      Net unrealized appreciation (depreciation) .................................................       1,180,678      (1,596,739)
                                                                                                       -----------     -----------
         Total investments at value ..............................................................      17,706,194      24,057,417
Foreign currency (Cost $351) .....................................................................              --              --
Cash .............................................................................................              --              --
Receivables:
      Dividends and interest .....................................................................           1,418          33,013
      Fund shares sold ...........................................................................          21,598          52,598
      Investments and foreign currency sold ......................................................              --          47,958
      Due from Adviser, net (Note G) .............................................................           6,250           1,115
Deferred offering costs (Note B-11) ..............................................................              --              --
Other assets .....................................................................................             168             173
                                                                                                       -----------     -----------
         Total assets ............................................................................      17,735,628      24,192,274
                                                                                                       -----------     -----------
LIABILITIES:
Payables:
      Due to custodian ...........................................................................              --              --
      Dividend distribution ......................................................................              --              --
      Investments and foreign currency purchased .................................................              --         317,127
      Fund shares redeemed .......................................................................           5,218           4,097
      Due to Adviser, net (Note G) ...............................................................              --              --
      Administration fees (Note G) ...............................................................           2,892           2,298
      Distribution fees (Note G) .................................................................           1,396           1,720
      Audit and tax fees .........................................................................          14,002          16,038
      Custodian fees .............................................................................           1,304           7,858
      Transfer agent fees ........................................................................           3,820           4,334
      Trustees fees and related expenses (Note G) ................................................             355             491
      Accrued expenses and other payables ........................................................             235           2,871
Outstanding options written, at value (premiums received $840,418) ...............................              --       1,283,625
                                                                                                       -----------     -----------
         Total liabilities .......................................................................          29,222       1,640,459
                                                                                                       -----------     -----------
NET ASSETS .......................................................................................     $17,706,406     $22,551,815
                                                                                                       ===========     ===========
NET ASSETS CONSIST OF:
   Paid in capital ...............................................................................     $19,014,536     $24,846,734
   Accumulated undistributed (distribution in excess of) net investment income (loss) ............          23,030          12,570
   Accumulated net realized gain (loss) on investments, purchased and written options and
      foreign currency transactions ..............................................................      (2,511,838)       (267,543)
   Net unrealized appreciation (depreciation) on investments, purchased and written options and
      translation of assets and liabilities denominated in foreign currency ......................       1,180,678      (2,039,946)
                                                                                                       -----------     -----------
TOTAL NET ASSETS .................................................................................     $17,706,406     $22,551,815
                                                                                                       ===========     ===========
CLASS N:
   Net Assets ....................................................................................     $17,706,406     $22,551,815
   Shares of beneficial interest outstanding (unlimited authorization) ...........................       1,991,112       2,630,861
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .........................................................     $      8.89     $      8.57
                                                                                                       ===========     ===========
CLASS I:
   Net Assets ....................................................................................     $        --     $        --
   Shares of beneficial interest outstanding (unlimited authorization) ...........................              --              --
      NET ASSET VALUE Offering and redemption price per share
         (Net Assets/Shares Outstanding) .........................................................     $        --     $        --
                                                                                                       ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       70

Aston Funds

   LAKE PARTNERS        FORTIS                                             TCH
LASSO ALTERNATIVES    REAL ESTATE   MONTAG & CALDWELL     BALANCED    FIXED INCOME
       FUND              FUND         BALANCED FUND         FUND          FUND
------------------   ------------   -----------------   -----------   ------------

    $1,766,710       $ 25,126,606      $14,992,111      $15,403,027   $62,712,994
        57,538            615,811          824,622        1,399,464     3,662,705
    ----------       ------------      -----------      -----------   -----------
     1,824,248         25,742,417       15,816,733       16,802,491    66,375,699
            --                346               --               --            --
            --                 --               --               --       200,000

           823             15,616           79,216           68,988       771,785
            --              1,740            5,686            2,821        39,272
            --            292,356          531,874           62,197            --
        10,225                 --               --               --            --
        32,121                 --               --               --            --
            --                300              221              208           882
    ----------       ------------      -----------      -----------   -----------
     1,867,417         26,052,775       16,433,730       16,936,705    67,387,638
    ----------       ------------      -----------      -----------   -----------

            --                 --           82,961               --            --
            --                 --               --               --        17,036
            --             79,204           38,402           90,377            --
            --              7,291          190,420               --        38,979
            --             15,134            4,612           10,088        10,949
         1,931              6,361            2,723            3,184         3,265
            --                310               --               --            --
        14,273             16,745           17,848           17,717        17,979
         1,480              2,447            1,617            1,966         2,267
         2,768              4,277            6,438            4,195         7,406
            42                278              157              201           244
         2,089              4,486            2,138            4,007         6,012
            --                 --               --               --            --
    ----------       ------------      -----------      -----------   -----------
        22,583            136,533          347,316          131,735       104,137
    ----------       ------------      -----------      -----------   -----------
    $1,844,834       $ 25,916,242      $16,086,414      $16,804,970   $67,283,501
    ==========       ============      ===========      ===========   ===========

    $1,752,946       $ 52,591,927      $23,304,810      $18,178,289   $72,944,973
         1,231            341,014         (232,269)         295,561        30,935

        33,119        (27,632,503)      (7,810,749)      (3,068,344)   (9,355,112)

        57,538            615,804          824,622        1,399,464     3,662,705
    ----------       ------------      -----------      -----------   -----------
    $1,844,834       $ 25,916,242      $16,086,414      $16,804,970   $67,283,501
    ==========       ============      ===========      ===========   ===========

    $       --       $  4,011,176      $14,937,504      $16,804,970   $47,007,817
            --            695,153          842,474        3,032,269     4,690,769

    $       --       $       5.77      $     17.73      $      5.54   $     10.02
    ==========       ============      ===========      ===========   ===========

    $1,844,834       $ 21,905,066      $ 1,148,910      $        --   $20,275,684
       165,447          3,818,773           64,972               --     2,023,266

    $    11.15       $       5.74      $     17.68      $        --   $     10.02
    ==========       ============      ===========      ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       71

Aston Funds
FOR THE YEAR ENDED OCTOBER 31, 2009
STATEMENT OF OPERATIONS

                                                             MONTAG & CALDWELL   VEREDUS SELECT
                                                                GROWTH FUND        GROWTH FUND
                                                             -----------------   --------------
INVESTMENT INCOME:
   Dividends .............................................     $ 27,797,774       $    879,267
   Less: foreign taxes withheld ..........................               --            (17,928)
   Interest ..............................................               --                807
                                                               ------------       ------------
      Total investment income ............................       27,797,774            862,146
                                                               ------------       ------------
EXPENSES:
   Investment advisory fees (Note G) .....................       12,553,027            609,135
   Distribution expenses (Note G)(a) .....................        2,272,323             84,183
   Transfer agent fees (Note G) ..........................        1,281,883             94,966
   Administration fees (Note G) ..........................          965,190             54,966
   Registration expenses .................................          154,140             28,128
   Custodian fees ........................................           75,453              7,404
   Audit and tax fees ....................................           30,099             18,922
   Legal fees ............................................          121,502              4,692
   Reports to shareholder expense ........................          280,492             15,838
   Trustees fees and related expenses (Note G) ...........           90,491              4,817
   Interest expense (Note H) .............................               --                 --
   Other expenses ........................................          204,836             11,820
                                                               ------------       ------------
      Total expenses before waivers/reimbursements .......       18,029,436            934,871
                                                               ------------       ------------
      Less: Investment advisory fees waived (Note G) .....               --            (51,192)
      Less: Expenses reimbursed (Note G) .................               --                 --
                                                               ------------       ------------
      Net expenses .......................................       18,029,436            883,679
                                                               ------------       ------------
NET INVESTMENT INCOME (LOSS) .............................        9,768,338            (21,533)
                                                               ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ......................      (96,925,383)       (16,636,677)
   Net realized loss on purchased options(b) .............               --                 --
   Payments by affiliates (Note G) .......................               --                 --
   Net change in unrealized appreciation of investments ..      456,976,612         19,891,920
                                                               ------------       ------------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......      360,051,229          3,255,243
                                                               ------------       ------------
   NET INCREASE IN NET ASSETS FROM OPERATIONS ............     $369,819,567       $  3,233,710
                                                               ============       ============

----------
(a)  Distribution expense is incurred at the Class N level for all funds except
     Montag & Caldwell Growth Fund and Growth Fund. The distribution expense for
     Class N and R of the Montag & Caldwell Growth Fund is $2,265,537 and $6,786
     respectively. The distribution expense for Class N and R of the Growth Fund is $137,049 and $2,771, respectively.

(b)  Primary risk exposure is equity contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       72

Aston Funds

                    OPTIMUM                         TAMRO        RIVER ROAD        OPTIMUM     MONTAG & CALDWELL
                   LARGE CAP          VALUE      DIVERSIFIED    DIVIDEND ALL       MID CAP          MID CAP
 GROWTH FUND   OPPORTUNITY FUND       FUND       EQUITY FUND   CAP VALUE FUND       FUND          GROWTH FUND
------------   ----------------   ------------   -----------   --------------   ------------   -----------------

$  2,868,519     $    49,741      $  6,081,424   $   103,022    $ 4,872,821     $ 11,619,425       $  19,700
          --            (240)          (76,286)           --        (56,100)        (141,199)            (94)
          --              --                --            --             --               --              --
------------     -----------      ------------   -----------    -----------     ------------       ---------
   2,868,519          49,501         6,005,138       103,022      4,816,721       11,478,226          19,606
------------     -----------      ------------   -----------    -----------     ------------       ---------

   1,272,184          27,352         1,613,311        69,775        736,901        5,092,843          18,726
     139,820           8,547            48,689         2,509        174,738        1,444,927           5,508
     127,791          19,463            51,025        30,655        101,306          705,979          18,734
     110,909          15,451           125,511        20,298         70,790          379,159          16,404
      40,743          11,387            31,552        16,010         32,837           46,854          22,201
       9,844           1,410            20,870         3,881         19,764           37,943           5,434
      24,684          19,728            22,592        18,741         19,502           23,393          19,132
       6,009             252             9,328           588          4,772           40,177             128
      23,423           1,857            21,195         1,314          7,842          127,760             197
       7,485             420             7,555           665          6,784           45,749             206
          --              --                --            --             --            2,901              --
      44,204           3,025            27,549         5,267         13,737           88,247           3,821
------------     -----------      ------------   -----------    -----------     ------------       ---------
   1,807,096         108,892         1,979,177       169,703      1,188,973        8,035,932         110,491
------------     -----------      ------------   -----------    -----------     ------------       ---------
     (23,157)        (27,352)         (276,845)      (65,041)            --               --         (18,726)
          --         (40,987)               --            --             --               --         (60,922)
------------     -----------      ------------   -----------    -----------     ------------       ---------
   1,783,939          40,553         1,702,332       104,662      1,188,973        8,035,932          30,843
------------     -----------      ------------   -----------    -----------     ------------       ---------
   1,084,580           8,948         4,302,806        (1,640)     3,627,748        3,442,294         (11,237)
------------     -----------      ------------   -----------    -----------     ------------       ---------

 (27,518,574)     (1,308,390)      (27,626,230)   (1,034,659)    (8,621,021)        (545,644)       (403,883)
          --              --                --       (14,760)            --               --              --
          11              --                --            --             --               --              --
  53,995,312       1,778,793        41,983,428     2,484,282     24,704,160      233,642,408         841,452
------------     -----------      ------------   -----------    -----------     ------------       ---------
  26,476,749         470,403        14,357,198     1,434,863     16,083,139      233,096,764         437,569
------------     -----------      ------------   -----------    -----------     ------------       ---------
$ 27,561,329     $   479,351      $ 18,660,004   $ 1,433,223    $19,710,887     $236,539,058       $ 426,332
============     ===========      ============   ===========    ===========     ============       =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       73

Aston Funds
FOR THE YEAR ENDED OCTOBER 31, 2009
STATEMENT OF OPERATIONS - CONTINUED

                                                                                    CARDINAL      RIVER ROAD
                                                                                     MID CAP    SMALL-MID CAP
                                                                                   VALUE FUND        FUND
                                                                                   ----------   -------------
INVESTMENT INCOME:
   Dividends ...................................................................   $  13,461    $  2,420,881
   Less: foreign taxes withheld ................................................          --          (5,896)
                                                                                   ---------    ------------
      Total investment income ..................................................      13,461       2,414,985
                                                                                   ---------    ------------
EXPENSES:
   Investment advisory fees (Note G) ...........................................       7,138       1,630,828
   Distribution expenses (Note G) ..............................................       1,983         101,349
   Transfer agent fees (Note G) ................................................      17,257          53,553
   Administration fees (Note G) ................................................      15,279         102,619
   Registration expenses .......................................................      21,896          35,849
   Custodian fees ..............................................................       2,431          32,046
   Audit and tax fees ..........................................................      19,131          23,795
   Legal fees ..................................................................          44           7,585
   Amortization of offering costs (Note B-11) ..................................          --              --
   Reports to shareholder expense ..............................................          95          18,646
   Trustees fees and related expenses (Note G) .................................          47          10,256
   Interest expense (Note H) ...................................................          --              --
   Other expenses ..............................................................       3,366          20,934
                                                                                   ---------    ------------
      Total expenses before waivers/reimbursements .............................      88,667       2,037,460
                                                                                   ---------    ------------
      Less: Investment advisory fees waived (Note G) ...........................      (7,138)             --
      Less: Expenses reimbursed (Note G) .......................................     (70,425)             --
      Plus: Net expenses recouped (Note G) .....................................          --         102,394
                                                                                   ---------    ------------
      Net expenses .............................................................      11,104       2,139,854
                                                                                   ---------    ------------
NET INVESTMENT INCOME (LOSS) ...................................................       2,357         275,131
                                                                                   ---------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments .....................................    (294,095)    (12,229,527)
   Net realized loss on foreign currency transactions ..........................          --              --
   Payments by affiliates (Note G) .............................................          --              --
   Net change in unrealized appreciation of investments ........................     421,964      32,098,705
   Net change in unrealized appreciation (depreciation) on translation of assets
      and liabilities denominated in foreign currency ..........................          --              --
                                                                                   ---------    ------------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............................     127,869      19,869,178
                                                                                   ---------    ------------
   NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................   $ 130,226    $ 20,144,309
                                                                                   =========    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       74

Aston Funds

   VEREDUS         TAMRO       RIVER ROAD       NEPTUNE         BARINGS        DYNAMIC
 AGGRESSIVE      SMALL CAP      SMALL CAP    INTERNATIONAL   INTERNATIONAL   ALLOCATION
 GROWTH FUND       FUND        VALUE FUND         FUND            FUND          FUND
------------   ------------   ------------   -------------   -------------   ----------

$    157,131   $  5,120,523   $  5,302,861    $   248,316     $   499,282    $  479,393
          --             --        (16,535)       (14,009)        (40,680)           --
------------   ------------   ------------    -----------     -----------    ----------
     157,131      5,120,523      5,286,326        234,307         458,602       479,393
------------   ------------   ------------    -----------     -----------    ----------

     456,014      4,785,733      3,273,962         86,401         163,062       184,297
      81,912        407,526        419,799            563              --        57,593
     102,624        578,980        462,333         28,619          16,495        48,381
      40,069        291,462        206,140         27,971          40,933        26,311
      26,207         40,507         49,780         25,996          21,309        25,130
       8,439         42,331         37,826          6,500          56,787         3,777
      23,019         23,298         22,818         21,801          20,718        19,694
       3,770         28,119         20,565            588             873         1,428
          --             --             --             --              --        15,434
      22,876         74,659         68,233            821             546         3,187
       3,195         34,182         22,092            615             864         1,079
         627             --             --             --              --            --
      30,749         57,094         34,629          6,817           5,689         2,998
------------   ------------   ------------    -----------     -----------    ----------
     799,501      6,363,891      4,618,177        206,692         327,276       389,309
------------   ------------   ------------    -----------     -----------    ----------
    (151,505)       (63,074)            --        (86,401)       (139,755)      (89,827)
          --             --             --        (31,599)             --            --
          --             --             --             --              --            --
------------   ------------   ------------    -----------     -----------    ----------
     647,996      6,300,817      4,618,177         88,692         187,521       299,482
------------   ------------   ------------    -----------     -----------    ----------
    (490,865)    (1,180,294)       668,149        145,615         271,081       179,911
------------   ------------   ------------    -----------     -----------    ----------

 (14,966,950)   (67,769,370)   (37,285,006)    (2,673,799)     (1,329,857)    3,123,476
          --             --             --        (61,124)       (162,713)           --
          --             --             --             13          10,678            67
  17,053,720    132,865,248     90,342,485      5,428,068       6,645,313       732,438

          --             --             --          4,719          (2,253)           --
------------   ------------   ------------    -----------     -----------    ----------
   2,086,770     65,095,878     53,057,479      2,697,877       5,161,168     3,855,981
------------   ------------   ------------    -----------     -----------    ----------
$  1,595,905   $ 63,915,584   $ 53,725,628    $ 2,843,492     $ 5,432,249    $4,035,892
============   ============   ============    ===========     ===========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       75

Aston Funds
FOR THE YEAR ENDED OCTOBER 31, 2009
STATEMENT OF OPERATIONS - CONTINUED

                                                                          NEW CENTURY        M.D. SASS
                                                                        ABSOLUTE RETURN   ENHANCED EQUITY
                                                                            ETF FUND            FUND
                                                                        ---------------   ---------------
INVESTMENT INCOME:
   Dividends ........................................................     $   250,275      $   441,781
   Less: foreign taxes withheld .....................................             (28)              --
   Interest .........................................................              --               --
                                                                          -----------      -----------
      Total investment income .......................................         250,247          441,781
                                                                          -----------      -----------
EXPENSES:
   Investment advisory fees (Note G) ................................          40,481          116,321
   Distribution expenses (Note G) ...................................          36,548           41,543
   Transfer agent fees (Note G) .....................................          35,238           38,009
   Administration fees (Note G) .....................................          22,956           26,217
   Registration expenses ............................................          19,814           19,897
   Custodian fees ...................................................           4,081           27,370
   Audit and tax fees ...............................................          20,345           25,157
   Legal fees .......................................................           1,477           27,836
   Amortization of offering costs (Note B-11) .......................          30,970           13,509
   Reports to shareholder expense ...................................           3,721            3,657
   Trustees fees and related expenses (Note G) ......................           1,169            7,340
   Other expenses ...................................................           3,443            3,319
                                                                          -----------      -----------
      Total expenses before waivers/reimbursements ..................         220,243          350,175
                                                                          -----------      -----------
      Less: Investment advisory fees waived (Note G) ................         (38,745)        (116,321)
      Less: Expenses reimbursed (Note G) ............................          (5,128)         (26,892)
                                                                          -----------      -----------
      Net expenses ..................................................         176,370          206,962
                                                                          -----------      -----------
NET INVESTMENT INCOME (LOSS) ........................................          73,877          234,819
                                                                          -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ..........................      (2,068,146)        (708,995)
   Net realized loss on purchased options(b) ........................              --         (305,547)
   Net realized gain on written option transactions(b) ..............          21,259          837,949
   Net realized loss on foreign currency transactions ...............              --               --
   Net change in unrealized appreciation of investments .............       2,779,288        2,973,896
   Net change in unrealized depreciation on purchased options(b) ....              --          (22,007)
   Net change in unrealized depreciation on written options(b) ......              --         (332,264)
   Net change in unrealized appreciation on translation of assets and
      liabilities denominated in foreign currency ...................              --               --
                                                                          -----------      -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........         732,401        2,443,032
                                                                          -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............     $   806,278      $ 2,677,851
                                                                          ===========      ===========

----------
(a)  Lake Partners LASSO Alternative Fund commenced investment operations on
     April 1, 2009.

(b)  Primary risk exposure is equity contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       76

Aston Funds

   LAKE PARTNERS        FORTIS                                             TCH
LASSO ALTERNATIVES    REAL ESTATE   MONTAG & CALDWELL     BALANCED    FIXED INCOME
     FUND (a)            FUND         BALANCED FUND         FUND          FUND
------------------   ------------   -----------------   -----------   ------------

     $  6,925        $    985,635      $  178,581       $   176,256   $    36,342
           --              (1,898)             --                --            --
           --                  --         268,327           308,053     3,976,994
     --------        ------------      ----------       -----------   -----------
        6,925             983,737         446,908           484,309     4,013,336
     --------        ------------      ----------       -----------   -----------

        5,595             219,082         131,614           115,902       374,455
           --               9,713          26,926             5,447        53,720
       11,317              45,023          50,943            28,095        49,124
        9,714              32,127          27,338            39,568        58,975
        6,218              26,475          25,122            16,047        26,572
        2,420               7,877           4,146             5,411         6,639
       18,662              22,141          23,404            23,209        23,471
        2,024               1,759           1,299             1,229         5,530
       43,171                  --              --                --            --
          441               3,792           2,431             2,438         8,494
           67               1,699           1,281               900         4,618
        1,995              10,577           8,710             8,782        12,753
     --------        ------------      ----------       -----------   -----------
      101,624             380,265         303,214           247,028       624,351
     --------        ------------      ----------       -----------   -----------
       (5,595)           (125,181)        (83,255)               --      (237,026)
      (88,476)                 --              --                --            --
     --------        ------------      ----------       -----------   -----------
        7,553             255,084         219,959           247,028       387,325
     --------        ------------      ----------       -----------   -----------
         (628)            728,653         226,949           237,281     3,626,011
     --------        ------------      ----------       -----------   -----------

       33,119         (13,453,895)       (505,443)       (1,968,862)   (1,327,665)
           --                  --              --                --            --
           --                  --              --                --            --
           --             (25,434)             --                --            --
       57,538          11,546,797       2,858,743         4,255,574    11,829,836
           --                  --              --                --            --
           --                  --              --                --            --

           --                 601              --                --            --
     --------        ------------      ----------       -----------   -----------
       90,657          (1,931,931)      2,353,300         2,286,712    10,502,171
     --------        ------------      ----------       -----------   -----------
     $ 90,029        $ (1,203,278)     $2,580,249       $ 2,523,993   $14,128,182
     ========        ============      ==========       ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       77

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONTAG & CALDWELL                VEREDUS SELECT
                                                                     GROWTH FUND                    GROWTH FUND
                                                          -------------------------------   ---------------------------
                                                               YEARS ENDED OCTOBER 31,         YEARS ENDED OCTOBER 31,
                                                          -------------------------------   ---------------------------
                                                                2009            2008            2009             2008
                                                          --------------   --------------   ------------   ------------
NET ASSETS AT BEGINNING OF PERIOD .....................   $1,357,841,579   $2,018,011,931   $ 83,181,659   $ 53,999,458
                                                          --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .......................        9,768,338        7,359,892        (21,533)      (366,716)
   Net realized gain (loss) on investments and payments
      by affiliates ...................................      (96,925,383)      32,523,865    (16,636,677)   (22,610,581)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................      456,976,612     (664,627,304)    19,891,920    (20,130,969)
                                                          --------------   --------------   ------------   ------------
      Net increase (decrease) in net assets from
         operations ...................................      369,819,567     (624,743,547)     3,233,710    (43,108,266)
                                                          --------------   --------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .........................................       (1,824,308)      (1,193,382)            --             --
      Class I .........................................       (4,451,761)      (2,957,565)            --             --
      Class R .........................................               --           (3,674)            --             --
   Net realized gain on investments:
      Class N .........................................      (19,144,013)     (98,653,826)            --     (7,627,866)
      Class I .........................................      (23,968,862)    (164,914,941)            --       (486,367)
      Class R .........................................           (9,145)        (522,637)            --             --
                                                          --------------   --------------   ------------   ------------
         Total distributions ..........................      (49,398,089)    (268,246,025)            --     (8,114,233)
                                                          --------------   --------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .........................................      840,785,556      359,177,323     12,155,911     21,160,777
      Class I .........................................      507,027,301      320,234,151     11,156,007     66,159,989
      Class R .........................................        4,289,265        3,226,527             --             --
   Proceeds from reinvestment of distributions:
      Class N .........................................       20,185,047       94,326,188             --      7,520,953
      Class I .........................................       25,893,503      152,386,318             --        486,367
      Class R .........................................            9,071          524,046             --             --
   Cost of shares redeemed:
      Class N .........................................     (366,430,503)    (244,529,342)   (11,304,011)   (10,945,698)
      Class I .........................................     (222,156,312)    (446,205,259)   (11,286,816)    (3,977,688)
      Class R .........................................       (1,042,670)      (6,320,732)            --             --
                                                          --------------   --------------   ------------   ------------
         Net increase (decrease) from capital share
            transactions ..............................      808,560,258      232,819,220        721,091     80,404,700
                                                          --------------   --------------   ------------   ------------
         Total increase (decrease) in net assets ......    1,128,981,736     (660,170,352)     3,954,801     29,182,201
                                                          --------------   --------------   ------------   ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........   $2,486,823,315   $1,357,841,579   $ 87,136,460   $ 83,181,659
                                                          ==============   ==============   ============   ============
   (A) Undistributed (distributions in excess of) net
      investment income (loss) ........................   $    7,373,004   $    3,887,167   $         --   $         --
                                                          ==============   ==============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       78

Aston Funds

                                    OPTIMUM LARGE CAP
        GROWTH FUND                 OPPORTUNITY FUND                 VALUE FUND
----------------------------   --------------------------   ----------------------------
   YEARS ENDED OCTOBER 31,       YEARS ENDED OCTOBER 31,       YEARS ENDED OCTOBER 31,
----------------------------   --------------------------   ----------------------------
    2009            2008          2009           2008           2009           2008
------------   -------------   -----------   ------------   ------------   -------------
$188,961,200   $ 420,377,974   $ 3,690,736   $ 40,563,288   $208,391,708   $ 419,500,562
------------   -------------   -----------   ------------   ------------   -------------

   1,084,580         734,558         8,948        (13,504)     4,302,806       5,014,180

 (27,518,563)     (8,478,353)   (1,308,390)    (4,158,617)   (27,626,230)     24,041,461

  53,995,312    (103,383,285)    1,778,793     (4,452,110)    41,983,428    (150,192,000)
------------   -------------   -----------   ------------   ------------   -------------

  27,561,329    (111,127,080)      479,351     (8,624,231)    18,660,004    (121,136,359)
------------   -------------   -----------   ------------   ------------   -------------

    (123,518)        (19,419)           --        (26,900)    (3,870,466)       (913,797)
    (722,501)       (478,591)           --             --       (367,357)     (4,054,890)
        (469)             --            --             --             --              --

          --     (40,457,129)           --             --    (24,382,406)    (11,662,570)
          --     (59,169,640)           --             --     (2,607,605)    (26,129,365)
          --        (173,029)           --             --             --              --
------------   -------------   -----------   ------------   ------------   -------------
    (846,488)   (100,297,808)           --        (26,900)   (31,227,834)    (42,760,622)
------------   -------------   -----------   ------------   ------------   -------------

   3,840,712      11,902,983     1,871,676      4,077,900      5,005,683      27,856,409
     186,658         261,560            --             --             --          10,002
      31,305         363,288            --             --             --              --

     118,511      35,329,298            --         25,914      2,912,811      12,541,877
     722,100      58,833,489            --             --     28,252,872      30,184,255
         216         103,773            --             --             --              --

 (17,626,369)    (75,324,977)   (1,708,099)   (32,325,235)    (6,241,703)   (117,804,416)
  (1,162,484)    (51,257,529)           --             --             --              --
     (89,276)       (203,771)           --             --             --              --
------------   -------------   -----------   ------------   ------------   -------------

 (13,978,627)    (19,991,886)      163,577    (28,221,421)    29,929,663     (47,211,873)
------------   -------------   -----------   ------------   ------------   -------------
  12,736,214    (231,416,774)      642,928    (36,872,552)    17,361,833    (211,108,854)
------------   -------------   -----------   ------------   ------------   -------------
$201,697,414   $ 188,961,200   $ 4,333,664   $  3,690,736   $225,753,541   $ 208,391,708
============   =============   ===========   ============   ============   =============

$    767,143   $     529,040   $     8,948   $         --   $    263,036   $     198,951
============   =============   ===========   ============   ============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       79

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                              TAMRO DIVERSIFIED          RIVER ROAD DIVIDEND
                                                                 EQUITY FUND              ALL CAP VALUE FUND
                                                          -------------------------   ---------------------------
                                                           YEARS ENDED OCTOBER 31,      YEARS ENDED OCTOBER 31,
                                                          -------------------------   ---------------------------
                                                              2009          2008          2009           2008
                                                          -----------   -----------   ------------   ------------
NET ASSETS AT BEGINNING OF PERIOD .....................   $ 8,562,093   $15,358,608   $ 51,648,751   $ 32,510,238
                                                          -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .......................        (1,640)       38,314      3,627,748      1,708,975
   Net realized gain (loss) on investments ............    (1,049,419)     (360,343)    (8,621,021)    (4,811,635)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................     2,484,282    (4,928,345)    24,704,160    (11,651,941)
                                                          -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets from
         operations ...................................     1,433,223    (5,250,374)    19,710,887    (14,754,601)
                                                          -----------   -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .........................................       (38,534)       (8,963)    (1,721,842)    (1,335,727)
      Class I .........................................            --            --       (954,273)        (5,757)
   Return of Capital:
      Class N .........................................            --            --             --        (24,094)
      Class I .........................................            --            --             --           (104)
   Net realized gain on investments:
      Class N .........................................            --    (1,219,876)            --     (1,677,293)
      Class I .........................................            --            --             --        (10,432)
                                                          -----------   -----------   ------------   ------------
         Total distributions ..........................       (38,534)   (1,228,839)    (2,676,115)    (3,053,407)
                                                          -----------   -----------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .........................................     2,135,995     1,073,875     62,751,999     56,532,683
      Class I .........................................            --            --     66,394,520          1,511
   Proceeds from reinvestment of distributions:
      Class N .........................................        38,207     1,188,304      1,657,312      2,762,921
      Class I .........................................            --            --        529,398         16,293
   Cost of shares redeemed:
      Class N .........................................    (1,645,012)   (2,579,481)   (39,807,148)   (22,366,887)
      Class I .........................................            --            --     (1,182,306)            --
                                                          -----------   -----------   ------------   ------------
         Net increase (decrease) from capital share
            transactions ..............................       529,190      (317,302)    90,343,775     36,946,521
                                                          -----------   -----------   ------------   ------------
         Total increase (decrease) in net assets ......     1,923,879    (6,796,515)   107,378,547     19,138,513
                                                          -----------   -----------   ------------   ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........   $10,485,972   $ 8,562,093   $159,027,298   $ 51,648,751
                                                          ===========   ===========   ============   ============
   (A) Undistributed (distributions in excess of) net
      investment income (loss) ........................   $        --   $    30,808   $     27,627   $     (3,961)
                                                          ===========   ===========   ============   ============

----------
(a)  Montag & Caldwell Mid Cap Growth Fund commenced investment operations on
     November 2, 2007.

(b)  Cardinal Mid Cap Value Fund commenced investment operations on November 2,
     2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       80

Aston Funds

                                     MONTAG & CALDWELL            CARDINAL MID CAP
                                    MID CAP GROWTH FUND             VALUE FUND
    OPTIMUM MID CAP FUND        --------------------------   --------------------------
-----------------------------   YEAR ENDED    PERIOD ENDED   YEARS ENDED   PERIOD ENDED
   YEARS ENDED OCTOBER 31,      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
-----------------------------   -----------   ------------   -----------   ------------
    2009             2008           2009         2008(a)         2009          2008(b)
-------------   -------------   -----------   ------------   -----------   ------------
$ 602,061,413   $ 949,727,581   $1,814,569    $        --     $ 782,776     $       --
-------------   -------------   ----------    -----------     ---------     ----------

    3,442,294       1,964,622      (11,237)       (15,118)        2,357          1,726
     (545,644)     10,654,411     (403,883)      (394,115)     (294,095)       (82,000)

  233,642,408    (454,980,690)     841,452       (741,965)      421,964       (375,815)
-------------   -------------   ----------    -----------     ---------     ----------

  236,539,058    (442,361,657)     426,332     (1,151,198)      130,226       (456,089)
-------------   -------------   ----------    -----------     ---------     ----------

   (4,132,092)             --           --             --        (8,532)            --
   (1,143,451)             --           --             --            --             --

           --              --           --             --            --             --
           --              --           --             --            --             --

   (8,736,848)    (56,429,414)          --             --            --             --
   (1,689,593)     (8,542,028)          --             --            --             --
-------------   -------------   ----------    -----------     ---------     ----------
  (15,701,984)    (64,971,442)          --             --        (8,532)            --
-------------   -------------   ----------    -----------     ---------     ----------

  319,711,144     382,563,505      793,491      3,025,312        25,746      1,238,874
   64,914,636      68,718,434           --             --            --             --

   12,136,985      53,046,328           --             --         1,742             --
    2,654,628       7,190,803           --             --            --             --

 (181,783,742)   (317,844,577)     (75,018)       (59,545)      (15,858)            (9)
  (47,346,481)    (34,007,562)          --             --            --             --
-------------   -------------   ----------    -----------     ---------     ----------

  170,287,170     159,666,931      718,473      2,965,767        11,630      1,238,865
-------------   -------------   ----------    -----------     ---------     ----------
  391,124,244    (347,666,168)   1,144,805      1,814,569       133,324        782,776
-------------   -------------   ----------    -----------     ---------     ----------
$ 993,185,657   $ 602,061,413   $2,959,374    $ 1,814,569     $ 916,100     $  782,776
=============   =============   ==========    ===========     =========     ==========

$     130,625   $   1,964,622   $       --    $    18,374     $     904     $   38,007
=============   =============   ==========    ===========     =========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       81

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                    RIVER ROAD                VEREDUS AGGRESSIVE
                                                               SMALL-MID CAP FUND                GROWTH FUND
                                                          ---------------------------   ----------------------------
                                                             YEARS ENDED OCTOBER 31,        YEARS ENDED OCTOBER 31,
                                                          ---------------------------   ----------------------------
                                                              2009           2008           2009            2008
                                                          ------------   ------------   ------------   -------------
NET ASSETS AT BEGINNING OF PERIOD .....................   $110,715,839   $ 17,774,666   $ 59,868,093   $ 230,745,446
                                                          ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .......................        275,131        156,056       (490,865)     (1,408,310)
   Net realized loss on investments, foreign currency
      transactions and payments by affiliates .........    (12,229,527)    (5,039,800)   (14,966,950)    (23,155,591)
   Net change in unrealized appreciation (depreciation)
      on investments and translation of assets and
      liabilities denominated in foreign currency .....     32,098,705    (20,074,564)    17,053,720     (58,256,376)
                                                          ------------   ------------   ------------   -------------
      Net increase (decrease) in net assets from
         operations ...................................     20,144,309    (24,958,308)     1,595,905     (82,820,277)
                                                          ------------   ------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N .........................................        (80,194)            --             --              --
      Class I .........................................       (188,448)       (58,969)            --              --
   Net realized gain on investments:
      Class N .........................................             --             --       (241,471)    (27,985,957)
      Class I .........................................             --             --        (88,235)    (26,198,976)
                                                          ------------   ------------   ------------   -------------
         Total distributions ..........................       (268,642)       (58,969)      (329,706)    (54,184,933)
                                                          ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N .........................................     42,964,602     25,523,544      3,773,701      10,616,263
      Class I .........................................     96,650,247    118,090,164        453,913      23,833,681
   Proceeds from reinvestment of distributions:
      Class N .........................................         79,361             --        233,197      26,256,385
      Class I .........................................        141,129         54,508         87,459      24,448,984
   Cost of shares redeemed:
      Class N .........................................    (32,256,463)    (7,792,472)   (16,017,794)    (32,951,858)
      Class I .........................................    (29,035,507)   (17,917,294)    (4,168,582)    (86,075,598)
                                                          ------------   ------------   ------------   -------------
         Net increase (decrease) from capital share
            transactions ..............................     78,543,369    117,958,450    (15,638,106)    (33,872,143)
                                                          ------------   ------------   ------------   -------------
         Total increase (decrease) in net assets ......     98,419,036     92,941,173    (14,371,907)   (170,877,353)
                                                          ------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........   $209,134,875   $110,715,839   $ 45,496,186   $  59,868,093
                                                          ============   ============   ============   =============
   (A) Undistributed (distributions in excess of) net
       investment income (loss) .......................   $    174,467   $    167,978   $         --   $          --
                                                          ============   ============   ============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       82

Aston Funds

            TAMRO                        RIVER ROAD                    NEPTUNE
       SMALL CAP FUND               SMALL CAP VALUE FUND          INTERNATIONAL FUND
-----------------------------   ----------------------------   -------------------------
   YEARS ENDED OCTOBER 31,         YEARS ENDED OCTOBER 31,      YEARS ENDED OCTOBER 31,
-----------------------------   ----------------------------   -------------------------
     2009            2008           2009            2008           2009           2008
-------------   -------------   ------------   -------------   -----------   -----------
$ 398,363,783   $ 372,301,855   $274,911,304   $ 302,220,867   $ 8,602,575   $ 2,369,665
-------------   -------------   ------------   -------------   -----------   -----------

   (1,180,294)      1,588,393        668,149         452,511       145,615       157,948

  (67,769,370)    (31,736,542)   (37,285,006)    (36,422,487)   (2,734,910)     (847,310)

  132,865,248    (127,226,809)    90,342,485     (83,796,022)    5,432,787    (6,126,595)
-------------   -------------   ------------   -------------   -----------   -----------

   63,915,584    (157,374,958)    53,725,628    (119,765,998)    2,843,492    (6,815,957)
-------------   -------------   ------------   -------------   -----------   -----------

           --              --       (130,237)        (37,949)       (1,002)           --
     (343,822)             --       (454,107)        (44,332)      (64,620)      (28,222)

           --     (10,737,284)            --      (8,476,846)           --            --
           --      (6,479,414)            --      (2,898,349)           --            --
-------------   -------------   ------------   -------------   -----------   -----------
     (343,822)    (17,216,698)      (584,344)    (11,457,476)      (65,622)      (28,222)
-------------   -------------   ------------   -------------   -----------   -----------

  135,349,839     109,183,845    109,581,610     102,025,124        79,336       432,275
  337,277,664     245,253,420    177,743,809     106,971,828        29,066    13,051,300

           --       9,961,962        127,352       7,800,405         1,002            --
      192,771       3,216,594        353,414       2,357,643         6,234        22,153

  (63,379,709)   (109,019,877)   (70,119,952)   (101,232,051)      (56,971)       (1,731)
 (114,260,644)    (57,942,360)   (46,975,696)    (14,009,038)   (9,952,262)     (426,908)
-------------   -------------   ------------   -------------   -----------   -----------

  295,179,921     200,653,584    170,710,537     103,913,911    (9,893,595)   13,077,089
-------------   -------------   ------------   -------------   -----------   -----------
  358,751,683      26,061,928    223,851,821     (27,309,563)   (7,115,725)    6,232,910
-------------   -------------   ------------   -------------   -----------   -----------
$ 757,115,466   $ 398,363,783   $498,763,125   $ 274,911,304   $ 1,486,850   $ 8,602,575
=============   =============   ============   =============   ===========   ===========

$      90,254   $     607,640   $    373,360   $     282,201   $    84,460   $    86,551
=============   =============   ============   =============   ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       83

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                        BARINGS                      DYNAMIC
                                                                   INTERNATIONAL FUND             ALLOCATION FUND
                                                               --------------------------   --------------------------
                                                                YEAR ENDED   PERIOD ENDED    YEAR ENDED   PERIOD ENDED
                                                               OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                                   2009         2008(a)         2009         2008(b)
                                                               -----------   ------------   -----------   ------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 5,517,433   $        --    $ 6,070,423   $        --
                                                               -----------   -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................       271,081       104,279        179,911        36,586
   Net realized gain (loss) on investments, foreign currency
      transactions and payments by affiliates ..............    (1,481,892)   (2,571,858)     3,123,543      (285,877)
   Net change in unrealized appreciation (depreciation)
      on investments and translation of assets and
      liabilities denominated in foreign currency ..........     6,643,060    (2,339,787)       732,438      (606,612)
                                                               -----------   -----------    -----------   -----------
      Net increase (decrease) in net assets from
         operations ........................................     5,432,249    (4,807,366)     4,035,892      (855,903)
                                                               -----------   -----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................            --            --       (187,961)      (37,610)
      Class I ..............................................        (4,815)           --             --            --
   Net realized gain on investments:
      Class N ..............................................            --            --             --            --
                                                               -----------   -----------    -----------   -----------
         Total distributions ...............................        (4,815)           --       (187,961)      (37,610)
                                                               -----------   -----------    -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................            --            --     36,466,180    10,231,848
      Class I ..............................................    20,249,535    13,102,841             --            --
   Proceeds from reinvestment of distributions:
      Class N ..............................................            --            --        187,829        37,578
      Class I ..............................................         2,023            --             --            --
   Cost of shares redeemed:
      Class N ..............................................            --            --     (7,381,746)   (3,305,490)
      Class I ..............................................    (2,919,733)   (2,778,042)            --            --
                                                               -----------   -----------    -----------   -----------
         Net increase from capital share transactions ......    17,331,825    10,324,799     29,272,263     6,963,936
                                                               -----------   -----------    -----------   -----------
         Total increase in net assets ......................    22,759,259     5,517,433     33,120,194     6,070,423
                                                               -----------   -----------    -----------   -----------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $28,276,692   $ 5,517,433    $39,190,617   $ 6,070,423
                                                               ===========   ===========    ===========   ===========
   (A) Undistributed (distributions in excess of) net
      investment income (loss) .............................   $   114,467   $        --    $    23,038   $    53,712
                                                               ===========   ===========    ===========   ===========

----------
(a)  Barings International Fund commenced investment operations on November 2,
     2007.

(b)  Dynamic Allocation Fund commenced investment operations on January 10,
     2008.

(c)  New Century Absolute Return Fund commenced investment operations on March
     4, 2008.

(d)  M.D. Sass Enhanced Equity Fund commenced investment operations on January
     15, 2008.

(e)  Lake Partners LASSO Alternative Fund commenced investment operations on
     April 1, 2009.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       84

Aston Funds

                                                          LAKE PARTNERS
        NEW CENTURY                   M.D. SASS               LASSO
      ABSOLUTE RETURN              ENHANCED EQUITY         ALTERNATIVES
          ETF FUND                      FUND                   FUND
--------------------------   --------------------------   -------------
YEAR ENDED    PERIOD ENDED    YEAR ENDED   PERIOD ENDED   PERIOD ENDED
OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
   2009          2008(c)         2009         2008(d)        2009(e)
-----------   ------------   -----------   ------------   -------------
$13,747,979   $        --    $14,388,959   $        --     $       --
-----------   -----------    -----------   -----------     ----------

     73,877        10,826        234,819       213,651           (628)

 (2,046,887)     (464,951)      (176,593)      938,753         33,119

  2,779,288    (1,598,610)     2,619,625    (4,659,571)        57,538
-----------   -----------    -----------   -----------     ----------

    806,278    (2,052,735)     2,677,851    (3,507,167)        90,029
-----------   -----------    -----------   -----------     ----------

   (121,220)           --       (267,832)     (210,633)            --
         --            --             --            --             --

         --            --     (1,029,769)           --             --
-----------   -----------    -----------   -----------     ----------
   (121,220)           --     (1,297,601)     (210,633)            --
-----------   -----------    -----------   -----------     ----------

 11,470,790    18,396,559      8,226,815    18,939,337             --
         --            --             --            --      2,017,587

     91,694            --        890,192        80,537             --
         --            --             --            --             --

 (8,289,115)   (2,595,845)    (2,334,401)     (913,115)            --
         --            --             --            --       (262,782)
-----------   -----------    -----------   -----------     ----------
  3,273,369    15,800,714      6,782,606    18,106,759      1,754,805
-----------   -----------    -----------   -----------     ----------
  3,958,427    13,747,979      8,162,856    14,388,959      1,844,834
-----------   -----------    -----------   -----------     ----------
$17,706,406   $13,747,979    $22,551,815   $14,388,959     $1,844,834
===========   ===========    ===========   ===========     ==========

$    23,030   $    63,413    $    12,570   $    49,900     $    1,231
===========   ===========    ===========   ===========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       85

Aston Funds

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                        FORTIS                 MONTAG & CALDWELL
                                                                   REAL ESTATE FUND              BALANCED FUND
                                                             ---------------------------   -------------------------
                                                               YEARS ENDED OCTOBER 31,      YEARS ENDED OCTOBER 31,
                                                             ---------------------------   -------------------------
                                                                 2009           2008           2009          2008
                                                             ------------   ------------   -----------   -----------
NET ASSETS AT BEGINNING OF PERIOD ........................   $ 29,440,875   $ 90,668,373   $17,504,601   $17,860,943
                                                             ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .................................        728,653        470,371       226,949       210,680
   Net realized gain (loss) on investments and foreign
      currency transactions ..............................    (13,479,329)   (13,985,524)     (505,443)      120,418
   Net change in unrealized appreciation (depreciation)
      on investments and translation of assets and
      liabilities denominated in foreign currency ........     11,547,398    (14,563,027)    2,858,743    (5,028,369)
                                                             ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets from
         operations ......................................     (1,203,278)   (28,078,180)    2,580,249    (4,697,271)
                                                             ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ............................................       (169,447)      (262,056)     (249,501)     (226,864)
      Class I ............................................       (807,903)      (337,509)      (16,924)      (16,943)
   Net realized gain on investments:
      Class N ............................................             --    (12,004,865)           --            --
      Class I ............................................             --    (10,600,029)           --            --
                                                             ------------   ------------   -----------   -----------
         Total distributions .............................       (977,350)   (23,204,459)     (266,425)     (243,807)
                                                             ------------   ------------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ............................................        485,760      4,653,383     2,450,539    10,014,274
      Class I ............................................             --             --       116,672       103,774
   Proceeds from reinvestment of distributions:
      Class N ............................................        163,314     12,082,216       179,931       205,276
      Class I ............................................        807,903     10,937,524        16,883        16,798
   Cost of shares redeemed:
      Class N ............................................     (1,833,927)   (37,617,982)   (6,460,170)   (5,661,808)
      Class I ............................................       (967,055)            --       (35,866)      (93,578)
                                                             ------------   ------------   -----------   -----------
         Net increase (decrease) from capital share
            transactions .................................     (1,344,005)    (9,944,859)   (3,732,011)    4,584,736
                                                             ------------   ------------   -----------   -----------
         Total decrease in net assets ....................     (3,524,633)   (61,227,498)   (1,418,187)     (356,342)
                                                             ------------   ------------   -----------   -----------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........   $ 25,916,242   $ 29,440,875   $16,086,414   $17,504,601
                                                             ============   ============   ===========   ===========
   (A) Undistributed (distributions in excess of) net
       investment income (loss) ..........................   $    341,014   $    615,145   $  (232,269)  $  (333,969)
                                                             ============   ============   ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       86

Aston Funds

       BALANCED FUND            TCH FIXED INCOME FUND
--------------------------   ---------------------------
  YEARS ENDED OCTOBER 31,      YEARS ENDED OCTOBER 31,
--------------------------   ---------------------------
    2009          2008           2009           2008
-----------   ------------   ------------   ------------
$17,673,382   $ 35,923,985   $ 68,655,177   $ 91,979,543
-----------   ------------   ------------   ------------

    237,281        349,764      3,626,011      4,280,277

 (1,968,862)      (559,417)    (1,327,665)    (1,680,037)

  4,255,574     (6,647,417)    11,829,836     (7,551,902)
-----------   ------------   ------------   ------------

  2,523,993     (6,857,070)    14,128,182     (4,951,662)
-----------   ------------   ------------   ------------

   (255,186)      (396,405)    (2,378,032)    (2,622,635)
         --             --     (1,340,088)    (1,780,523)

       (142)    (5,993,129)            --             --
         --             --             --             --
-----------   ------------   ------------   ------------
   (255,328)    (6,389,534)    (3,718,120)    (4,403,158)
-----------   ------------   ------------   ------------

    910,432      1,669,881      9,530,426     12,409,629
         --             --      2,287,740      4,645,377

    253,470      6,366,439      2,291,237      2,489,637
         --             --      1,215,866      1,264,040

 (4,300,979)   (13,040,319)   (14,228,978)   (19,017,029)
         --             --    (12,878,029)   (15,761,200)
-----------   ------------   ------------   ------------

 (3,137,077)    (5,003,999)   (11,781,738)   (13,969,546)
-----------   ------------   ------------   ------------
   (868,412)   (18,250,603)    (1,371,676)   (23,324,366)
-----------   ------------   ------------   ------------
$16,804,970   $ 17,673,382   $ 67,283,501   $ 68,655,177
===========   ============   ============   ============

$   295,561   $    186,323   $     30,935   $    179,929
===========   ============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       87

Aston Funds
MONTAG & CALDWELL GROWTH FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR          YEAR         YEAR         YEAR         YEAR
                                                                     ENDED         ENDED        ENDED        ENDED        ENDED
                                                                   10/31/09      10/31/08     10/31/07     10/31/06     10/31/05
                                                                  ----------     --------     --------     --------     --------
Net Asset Value, Beginning of period ..........................   $    18.84     $  31.51     $  25.15     $  23.35     $  21.53
                                                                  ----------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................................         0.08(a)      0.07(a)      0.06(a)      0.07(a)      0.05(a)
      Net realized and unrealized gain (loss) on investments ..         2.61        (8.66)        6.54         1.80         1.83
                                                                  ----------     --------     --------     --------     --------
         Total from investment operations .....................         2.69        (8.59)        6.60         1.87         1.88
                                                                  ----------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ....................................        (0.06)       (0.05)       (0.06)       (0.07)       (0.06)
      Distributions from net realized gain on investments .....        (0.60)       (4.03)       (0.18)          --           --
                                                                  ----------     --------     --------     --------     --------
         Total distributions ..................................        (0.66)       (4.08)       (0.24)       (0.07)       (0.06)
                                                                  ----------     --------     --------     --------     --------
Net increase (decrease) in net asset value ....................         2.03       (12.67)        6.36         1.80         1.82
                                                                  ----------     --------     --------     --------     --------
Net Asset Value, End of period ................................   $    20.87     $  18.84     $  31.51     $  25.15     $  23.35
                                                                  ==========     ========     ========     ========     ========
TOTAL RETURN ..................................................        15.08%      (31.13)%      26.41%        8.02%        8.72%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .......................   $1,277,346     $602,905     $759,567     $846,100     $992,229
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................         1.11%        1.08%(b)     1.07%(b)     1.06%(b)     1.03%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................         1.11%        1.08%(b)     1.07%(b)     1.06%(b)     1.03%
      Ratios of net investment income
         to average net assets:
         Before reimbursement and/or waiver of
            expenses by Adviser ...............................         0.41%        0.26%        0.23%        0.28%        0.20%
         After reimbursement and/or waiver of
            expenses by Adviser ...............................         0.41%        0.26%        0.23%        0.28%        0.20%
         Portfolio Turnover ...................................        35.09%(c)    52.32%       69.02%       68.74%       52.16%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and
     October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(c)  Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       88

Aston Funds
MONTAG & CALDWELL GROWTH FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                    YEAR          YEAR          YEAR           YEAR           YEAR
                                                    ENDED         ENDED         ENDED          ENDED          ENDED
                                                  10/31/09      10/31/08      10/31/07       10/31/06       10/31/05
                                                 ----------     --------     ----------     ----------     ----------
Net Asset Value, Beginning of period .........   $    18.94     $  31.61     $    25.24     $    23.44     $    21.61
                                                 ----------     --------     ----------     ----------     ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................         0.12(a)      0.13(a)        0.14(a)        0.13(a)        0.11(a)
      Net realized and unrealized gain (loss)
         on investments ......................         2.62        (8.70)          6.55           1.82           1.83
                                                 ----------     --------     ----------     ----------     ----------
         Total from investment operations ....         2.74        (8.57)          6.69           1.95           1.94
                                                 ----------     --------     ----------     ----------     ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ...................        (0.11)       (0.07)         (0.14)         (0.15)         (0.11)
      Distributions from net realized gain on
            investments ......................        (0.60)       (4.03)         (0.18)            --             --
                                                 ----------     --------     ----------     ----------     ----------
         Total distributions .................        (0.71)       (4.10)         (0.32)         (0.15)         (0.11)
                                                 ----------     --------     ----------     ----------     ----------
Net increase (decrease) in net asset value ...         2.03       (12.67)          6.37           1.80           1.83
                                                 ----------     --------     ----------     ----------     ----------
Net Asset Value, End of period ...............   $    20.97     $  18.94     $    31.61     $    25.24     $    23.44
                                                 ==========     ========     ==========     ==========     ==========
TOTAL RETURN .................................        15.36%      (30.96)%        26.72%          8.36%          8.99%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ......   $1,205,637     $754,671     $1,254,382     $1,246,683     $1,727,848
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser .................         0.86%        0.83%(b)       0.79%(b)       0.78%(b)       0.75%
      After reimbursement and/or waiver of
         expenses by Adviser .................         0.86%        0.83%(b)       0.79%(b)       0.78%(b)       0.75%
      Ratios of net investment income to
         average net assets:
         Before reimbursement and/or waiver of
            expenses by Adviser ..............         0.66%        0.51%          0.51%          0.56%          0.48%
         After reimbursement and/or waiver of
            expenses by Adviser ..............         0.66%        0.51%          0.51%          0.56%          0.48%
      Portfolio Turnover .....................        35.09%(c)    52.32%         69.02%         68.74%         52.16%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and
     October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(c)  Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       89

Aston Funds
MONTAG & CALDWELL GROWTH FUND - CLASS R
                                                               OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                    YEAR       YEAR          YEAR         YEAR       YEAR
                                                                    ENDED      ENDED         ENDED        ENDED      ENDED
                                                                  10/31/09   10/31/08      10/31/07     10/31/06   10/31/05
                                                                  --------   --------      --------     --------   --------
Net Asset Value, Beginning of period ..........................   $18.69     $ 31.33       $25.04       $23.23     $21.43
                                                                  ------     -------       ------       ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ............................     0.03(a)       --(a)(b)     --(a)(b)   0.01(a)   (0.01)(a)
      Net realized and unrealized gain (loss) on investments ..     2.61       (8.58)        6.49         1.80       1.83
                                                                  ------     -------       ------       ------     ------
         Total from investment operations .....................     2.64       (8.58)        6.49         1.81       1.82
                                                                  ------     -------       ------       ------     ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ....................................       --       (0.03)       (0.02)          --      (0.02)
      Distributions from net realized gain on investments .....    (0.60)      (4.03)       (0.18)          --         --
                                                                  ------     -------       ------       ------     ------
         Total distributions ..................................    (0.60)      (4.06)       (0.20)          --      (0.02)
                                                                  ------     -------       ------       ------     ------
Net increase (decrease) in net asset value ....................     2.04      (12.64)        6.29         1.81       1.80
                                                                  ------     -------       ------       ------     ------
Net Asset Value, End of period ................................   $20.73     $ 18.69       $31.33       $25.04     $23.23
                                                                  ======     =======       ======       ======     ======
TOTAL RETURN ..................................................    14.87%     (31.28)%      26.06%        7.79%      8.50%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .......................   $3,840     $   266       $4,062       $  693     $  703
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................     1.36%       1.33%(c)     1.29%(c)     1.28%(c)   1.25%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................     1.36%       1.33%(c)     1.29%(c)     1.28%(c)   1.25%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................     0.16%       0.01%        0.01%        0.06%     (0.02)%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................     0.16%       0.01%        0.01%        0.06%     (0.02)%
   Portfolio Turnover .........................................    35.09%(d)   52.32%       69.02%       68.74%     52.16%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and
     October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(d)  Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       90

Aston Funds
VEREDUS SELECT GROWTH FUND - CLASS N
                                                               OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                    YEAR       YEAR       YEAR       YEAR        YEAR
                                                                    ENDED      ENDED      ENDED      ENDED       ENDED
                                                                  10/31/09   10/31/08   10/31/07   10/31/06    10/31/05
                                                                  --------   --------   --------   --------    --------
Net Asset Value, Beginning of period ..........................   $  8.69    $ 16.77    $ 13.08    $ 11.88     $ 10.31
                                                                  -------    -------    -------    -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .....................................     (0.01)     (0.06)     (0.08)     (0.03)(a)   (0.02)
      Net realized and unrealized gain (loss) on investments ..      0.39      (5.60)      3.77       1.24        1.59
                                                                  -------    -------    -------    -------     -------
         Total from investment operations .....................      0.38      (5.66)      3.69       1.21        1.57
                                                                  -------    -------    -------    -------     -------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments .....        --      (2.42)        --      (0.01)         --
                                                                  -------    -------    -------    -------     -------
         Total distributions ..................................        --      (2.42)        --      (0.01)         --
                                                                  -------    -------    -------    -------     -------
Net increase (decrease) in net asset value ....................      0.38      (8.08)      3.69       1.20        1.57
                                                                  -------    -------    -------    -------     -------
Net Asset Value, End of period ................................   $  9.07    $  8.69    $ 16.77    $ 13.08     $ 11.88
                                                                  =======    =======    =======    =======     =======
TOTAL RETURN ..................................................      4.37%    (39.09)%    28.14%     10.22%      15.23%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .......................   $39,437    $37,142    $50,783    $34,687     $13,270
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................      1.37%      1.34%      1.52%      1.75%       2.57%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................      1.30%      1.30%      1.30%      1.30%       1.30%
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................     (0.24)%    (0.55)%    (0.81)%    (0.72)%     (1.76)%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................     (0.17)%    (0.51)%    (0.59)%    (0.27)%     (0.49)%
   Portfolio Turnover .........................................    331.55%    387.57%    283.38%    269.88%     202.37%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       91

Aston Funds
VEREDUS SELECT GROWTH FUND - CLASS I
                                                               OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR       YEAR       YEAR        PERIOD
                                                                        ENDED      ENDED      ENDED       ENDED
                                                                      10/31/09   10/31/08   10/31/07   10/31/06(a)
                                                                      --------   --------   --------   -----------
Net Asset Value, Beginning of period ..............................   $  8.74    $ 16.83    $ 13.08    $ 11.97
                                                                      -------    -------    -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................................      0.01      (0.02)     (0.02)        --(b)(c)
      Net realized and unrealized gain (loss) on investments ......      0.41      (5.65)      3.77       1.11
                                                                      -------    -------    -------    -------
         Total from investment operations .........................      0.42      (5.67)      3.75       1.11
                                                                      -------    -------    -------    -------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments .........        --      (2.42)        --         --
                                                                      -------    -------    -------    -------
         Total distributions ......................................        --      (2.42)        --         --
                                                                      -------    -------    -------    -------
Net increase (decrease) in net asset value ........................      0.42      (8.09)      3.75       1.11
                                                                      -------    -------    -------    -------
Net Asset Value, End of period ....................................   $  9.16    $  8.74    $ 16.83    $ 13.08
                                                                      =======    =======    =======    =======
TOTAL RETURN ......................................................      4.81%    (38.96)%    28.52%      9.27%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $47,699    $46,040    $ 3,216    $ 1,015
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      1.12%      1.09%      1.19%      1.43%(e)
      After reimbursement and/or waiver of expenses by Adviser ....      1.05%      1.05%      0.97%      0.98%(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      0.01%     (0.30)%    (0.48)%    (0.55)%(e)
      After reimbursement and/or waiver of expenses by Adviser ....      0.08%     (0.26)%    (0.26)%    (0.10)%(e)
   Portfolio Turnover .............................................    331.55%    387.57%    283.38%    269.88%

----------
(a)  Veredus Select Growth Fund, Class I, commenced investment operations on
     September 11, 2006.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       92

Aston Funds
GROWTH FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                    YEAR        YEAR        YEAR         YEAR         YEAR
                                                                    ENDED       ENDED       ENDED        ENDED        ENDED
                                                                  10/31/09    10/31/08    10/31/07     10/31/06     10/31/05
                                                                  --------    --------    --------     --------     --------
Net Asset Value, Beginning of period ..........................   $ 10.95     $ 22.49     $  22.82     $  22.66     $  21.76
                                                                  -------     -------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................................      0.05(a)     0.02         0.05(a)     --(b)         0.05(a)
      Net realized and unrealized gain (loss) on investments ..      1.68(c)    (5.93)        2.39         1.25         0.90
                                                                  -------     -------     --------     --------     --------
         Total from investment operations .....................      1.73       (5.91)        2.44         1.25         0.95
                                                                  -------     -------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ....................................     (0.02)         --        (0.03)          --        (0.05)
      Distributions from net realized gain on investments .....        --       (5.63)       (2.74)       (1.09)          --
                                                                  -------     -------     --------     --------     --------
         Total distributions ..................................     (0.02)      (5.63)       (2.77)       (1.09)       (0.05)
                                                                  -------     -------     --------     --------     --------
Net increase (decrease) in net asset value ....................      1.71      (11.54)       (0.33)        0.16         0.90
                                                                  -------     -------     --------     --------     --------
Net Asset Value, End of period ................................   $ 12.66     $ 10.95     $  22.49     $  22.82     $  22.66
                                                                  =======     =======     ========     ========     ========
TOTAL RETURN ..................................................     15.87%     (33.76)%      11.85%        5.55%        4.38%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .......................   $56,305     $62,674     $172,436     $446,884     $888,248
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................      1.16%       1.15%(e)     1.11%(e)     1.10%(e)     1.10%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................      1.15%(d)    1.15%(e)     1.11%(e)     1.10%(e)     1.10%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................      0.41%       0.09%        0.23%        0.01%        0.21%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................      0.42%       0.09%        0.23%        0.01%        0.21%
   Portfolio Turnover .........................................     37.59%     122.68%       47.46%       29.07%       31.30%(f)

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Includes payment by affiliates which is less than $0.005 per share.

(d)  The Adviser voluntarily waived 0.01% of their fees through October 31,
     2009.

(e)  Ratios of expenses to average net assets include interest expense of 0.01%
     for the year ended October 31, 2008 and less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial
     Statements.

(f)  Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       93

Aston Funds
GROWTH FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                    YEAR         YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                                                  10/31/09     10/31/08     10/31/07     10/31/06     10/31/05
                                                                  --------     --------     --------     --------     --------
Net Asset Value, Beginning of period ..........................   $  11.17     $  22.83     $  23.14     $  22.97     $  22.02
                                                                  --------     --------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...................................       0.08(a)      0.06         0.11(a)      0.07         0.11(a)
      Net realized and unrealized gain (loss) on investments ..       1.71(b)     (6.04)        2.43         1.27         0.92
                                                                  --------     --------     --------     --------     --------
         Total from investment operations .....................       1.79        (5.98)        2.54         1.34         1.03
                                                                  --------     --------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ....................................      (0.06)       (0.05)       (0.11)       (0.08)       (0.08)
      Distributions from net realized gain on investments .....         --        (5.63)       (2.74)       (1.09)          --
                                                                  --------     --------     --------     --------     --------
         Total distributions ..................................      (0.06)       (5.68)       (2.85)       (1.17)       (0.08)
                                                                  --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ....................       1.73       (11.66)       (0.31)        0.17         0.95
                                                                  --------     --------     --------     --------     --------
Net Asset Value, End of period ................................   $  12.90     $  11.17     $  22.83     $  23.14     $  22.97
                                                                  ========     ========     ========     ========     ========
TOTAL RETURN ..................................................      16.21%      (33.61)%      12.19%        5.87%        4.69%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .......................   $144,805     $125,727     $247,258     $459,965     $449,492
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................       0.91%        0.90%(d)     0.83%(d)     0.81%(d)     0.82%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................       0.90%(c)     0.90%(d)     0.83%(d)     0.81%(d)     0.82%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................       0.66%        0.34%        0.51%        0.30%        0.49%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................       0.67%        0.34%        0.51%        0.30%        0.49%
   Portfolio Turnover .........................................      37.59%      122.68%       47.46%       29.07%       31.30%(e)

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Includes payment by affiliates which is less than $0.005 per share.

(c)  The Adviser voluntarily waived 0.01% of their fees through October 31,
     2009.

(d)  Ratios of expenses to average net assets include interest expense of 0.01%
     for the year ended October 31, 2008 and less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial
     Statements.

(e)  Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       94

Aston Funds
GROWTH FUND - CLASS R
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                    YEAR       YEAR        YEAR            YEAR       YEAR
                                                                    ENDED      ENDED       ENDED          ENDED       ENDED
                                                                  10/31/09   10/31/08    10/31/07        10/31/06   10/31/05
                                                                  --------   --------    --------        --------   --------
Net Asset Value, Beginning of period ..........................   $10.78     $ 22.28     $22.64          $22.53     $21.66
                                                                  ------     -------     ------          ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ............................     0.02(a)     0.04         --(a)(b)     (0.04)        --(a)(b)
      Net realized and unrealized gain (loss) on investments ..     1.66(c)    (5.91)      2.38            1.24       0.90
                                                                  ------     -------     ------          ------     ------
         Total from investment operations .....................     1.68       (5.87)      2.38            1.20       0.90
                                                                  ------     -------     ------          ------     ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ....................................    (0.01)         --         --              --      (0.03)
      Distributions from net realized gain on investments .....       --       (5.63)     (2.74)          (1.09)        --
                                                                  ------     -------     ------          ------     ------
         Total distributions ..................................    (0.01)      (5.63)     (2.74)          (1.09)     (0.03)
                                                                  ------     -------     ------          ------     ------
Net increase (decrease) in net asset value ....................     1.67      (11.50)     (0.36)           0.11       0.87
                                                                  ------     -------     ------          ------     ------
Net Asset Value, End of period ................................   $12.45     $ 10.78     $22.28          $22.64     $22.53
                                                                  ======     =======     ======          ======     ======
TOTAL RETURN ..................................................    15.69%     (33.93)%    11.61%           5.35%      4.16%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .......................   $  588     $   560     $  684          $1,679     $1,122
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................     1.41%       1.40%(e)   1.32%(e)        1.31%(e)   1.31%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................     1.40%(d)    1.40%(e)   1.32%(e)        1.31%(e)   1.31%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................................     0.16%      (0.16)%     0.01%          (0.20)%     0.00%
      After reimbursement and/or waiver of
         expenses by Adviser ..................................     0.17%      (0.16)%     0.01%          (0.20)%     0.00%
   Portfolio Turnover .........................................    37.59%     122.68%     47.46%          29.07%     31.30%(f)

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Includes payment by affiliates which is less than $0.005 per share.

(d)  The Adviser voluntarily waived 0.01% of their fees through October 31,
     2009.

(e)  Ratios of expenses to average net assets include interest expense of 0.01%
     for the year ended October 31, 2008 and less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial
     Statements.

(f)  Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       95

Aston Funds
OPTIMUM LARGE CAP OPPORTUNITY FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR       YEAR         PERIOD
                                                                        ENDED      ENDED        ENDED
                                                                      10/31/09   10/31/08    10/31/07(a)
                                                                      --------   --------    -----------
Net Asset Value, Beginning of period ..............................   $ 6.79     $ 12.56     $ 10.00
                                                                      ------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................................     0.02       (0.02)      (0.01)
      Net realized and unrealized gain (loss) on investments ......     1.09       (5.74)       2.57
                                                                      ------     -------     -------
         Total from investment operations .........................     1.11       (5.76)       2.56
                                                                      ------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ....................................       --       (0.01)         --
                                                                      ------     -------     -------
         Total distributions ......................................       --       (0.01)         --
                                                                      ------     -------     -------
Net increase (decrease) in net asset value ........................     1.11       (5.77)       2.56
                                                                      ------     -------     -------
Net Asset Value, End of period ....................................   $ 7.90     $  6.79     $ 12.56
                                                                      ======     =======     =======
TOTAL RETURN ......................................................    16.35%     (45.90)%     25.60%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $4,334     $ 3,691     $40,563
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...     3.18        1.89%(d)    2.30%(d)(e)
      After reimbursement and/or waiver of expenses by Adviser ....     1.19(c)     1.12%(d)    1.13%(d)(e)(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...    (1.73)      (0.86)%     (1.31)%(e)
      After reimbursement and/or waiver of expenses by Adviser ....     0.26       (0.09)%     (0.14)%(e)
   Portfolio Turnover .............................................    76.59%      48.87%      76.40%(b)

----------
(a)  Optimum Large Cap Opportunity Fund, Class N, commenced investment operations on December 28, 2006.

(b)  Not Annualized.

(c)  Effective March 1, 2009, the Adviser removed the voluntary expense limitation of 1.10%, the contractual expense limitation is 1.22%.

(d)  Ratios of expenses to average net assets include interest expense of 0.02%
     for the year ended October 31, 2008 and the period ended October 31, 2007, which is not included in the contractual or voluntary expense limitation.
     The interest expense is from utilizing the line of credit as discussed in
     Note H to Financial Statements.

(e)  Annualized.

(f)  The Adviser's expense reimbursement level, which affects the net expense ratio, was implemented on May 1, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       96

Aston Funds
VALUE FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                 YEAR        YEAR        YEAR       YEAR       YEAR
                                                                 ENDED       ENDED       ENDED      ENDED      ENDED
                                                               10/31/09    10/31/08    10/31/07   10/31/06   10/31/05
                                                               --------    --------    --------   --------   --------
Net Asset Value, Beginning of period .......................   $  9.07     $ 15.57     $  14.06   $  12.15   $ 11.05
                                                               -------     -------     --------   --------   -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................      0.15        0.15         0.19       0.21      0.17(a)
      Net realized and unrealized gain (loss)
         on investments ....................................      0.41       (5.08)        2.09       2.09      1.10
                                                               -------     -------     --------   --------   -------
         Total from investment operations ..................      0.56       (4.93)        2.28       2.30      1.27
                                                               -------     -------     --------   --------   -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income .................................     (0.15)      (0.16)       (0.20)     (0.20)    (0.17)
      Distributions from net realized gain on investments ..     (1.17)      (1.41)       (0.57)     (0.19)       --
                                                               -------     -------     --------   --------   -------
         Total distributions ...............................     (1.32)      (1.57)       (0.77)     (0.39)    (0.17)
                                                               -------     -------     --------   --------   -------
Net increase (decrease) in net asset value .................     (0.76)      (6.50)        1.51       1.91      1.10
                                                               -------     -------     --------   --------   -------
Net Asset Value, End of period .............................   $  8.31     $  9.07     $  15.57   $  14.06   $ 12.15
                                                               =======     =======     ========   ========   =======
TOTAL RETURN ...............................................      8.60%     (34.85)%      16.77%     19.35%    11.48%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ....................   $20,173     $19,704     $130,476   $103,819   $95,624
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...............................      1.21%       1.18%(c)     1.16%      1.16%     1.16%
      After reimbursement and/or waiver of
         expenses by Adviser ...............................      1.07%(b)    1.02%(c)     0.94%      0.94%     0.94%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...............................      1.77%       1.22%        1.06%      1.37%     1.19%
      After reimbursement and/or waiver of
         expenses by Adviser ...............................      1.91%       1.38%        1.28%      1.59%     1.41%
   Portfolio Turnover ......................................     39.00%      67.57%       28.05%     26.86%    21.84%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 1.07% effective March 1, 2009.

(c)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       97

Aston Funds
VALUE FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR          YEAR          YEAR       YEAR        PERIOD
                                                                     ENDED         ENDED         ENDED      ENDED       ENDED
                                                                   10/31/09      10/31/08      10/31/07   10/31/06   10/31/05(a)
                                                                   --------      --------      --------   --------   -----------
Net Asset Value, Beginning of period ...........................   $   9.06      $  15.57      $  14.07   $  12.16   $  12.36
                                                                   --------      --------      --------   --------   --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................       0.17          0.20          0.23       0.24       0.01(b)
      Net realized and unrealized gain (loss) on investments ...       0.42         (5.10)         2.07       2.09      (0.21)
                                                                   --------      --------      --------   --------   --------
         Total from investment operations ......................       0.59         (4.90)         2.30       2.33      (0.20)
                                                                   --------      --------      --------   --------   --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ................................................      (0.17)        (0.20)        (0.23)     (0.23)        --
      Distributions from net realized gain on investments ......      (1.17)        (1.41)        (0.57)     (0.19)        --
                                                                   --------      --------      --------   --------   --------
         Total distributions ...................................      (1.34)        (1.61)        (0.80)     (0.42)        --
                                                                   --------      --------      --------   --------   --------
Net increase (decrease) in net asset value .....................      (0.75)        (6.51)         1.50       1.91      (0.20)
                                                                   --------      --------      --------   --------   --------
Net Asset Value, End of period .................................   $   8.31      $   9.06      $  15.57   $  14.07   $  12.16
                                                                   ========      ========      ========   ========   ========
TOTAL RETURN ...................................................       9.01%       (34.73)%       16.98%     19.64%     (1.62)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $205,580      $188,688      $289,024   $247,667   $192,662
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.96%         0.93%(e)      0.91%      0.91%      0.91%(f)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.82%(d)      0.77%(e)      0.69%      0.69%      0.69%(f)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................       2.02%         1.47%         1.31%      1.62%      0.40%(f)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................       2.16%         1.63%         1.53%      1.84%      0.62%(f)
   Portfolio Turnover ..........................................      39.00%        67.57%        28.05%     26.86%     21.84%

----------
(a)  Value Fund, Class I, commenced investment operations on September 20, 2005.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  The Adviser removed the contractual expense limitation, not including interest expense or acquired fund fees and expenses, and implemented a voluntary expense limitation of 0.82% effective March 1, 2009.

(e)  Ratios of expense to average net assets included interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expenses is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       98

Aston Funds
TAMRO DIVERSIFIED EQUITY FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR       YEAR       YEAR         YEAR         YEAR
                                                                     ENDED      ENDED      ENDED        ENDED        ENDED
                                                                   10/31/09   10/31/08   10/31/07     10/31/06     10/31/05
                                                                   --------   --------   --------     --------     --------
Net Asset Value, Beginning of period ...........................   $  8.34    $ 14.41    $ 13.91      $ 12.40      $ 11.35
                                                                   -------    -------    -------      -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .............................        --(a)    0.04       0.03         0.09         0.08
      Net realized and unrealized gain (loss) on investments ...      1.42      (4.94)      2.13         1.53         1.05
                                                                   -------    -------    -------      -------      -------
         Total from investment operations ......................      1.42      (4.90)      2.16         1.62         1.13
                                                                   -------    -------    -------      -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ................................................     (0.04)     (0.01)     (0.03)       (0.11)       (0.08)
      Distributions from net realized gain on investments ......        --      (1.16)     (1.63)          --           --
                                                                   -------    -------    -------      -------      -------
         Total distributions ...................................     (0.04)     (1.17)     (1.66)       (0.11)       (0.08)
                                                                   -------    -------    -------      -------      -------
Net increase (decrease) in net asset value .....................      1.38      (6.07)      0.50         1.51         1.05
                                                                   -------    -------    -------      -------      -------
Net Asset Value, End of period .................................   $  9.72    $  8.34    $ 14.41      $ 13.91      $ 12.40
                                                                   =======    =======    =======      =======      =======
TOTAL RETURN ...................................................     17.13%    (36.75)%    16.98%       13.10%        9.98%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $10,486    $ 8,562    $15,359      $15,864      $21,590
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................      1.95%      1.88%      1.74%(b)     1.54%(b)     1.54%
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................      1.20%      1.20%      1.20%(b)     1.22%(b)     1.20%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................     (0.77)%    (0.37)%    (0.30)%       0.36%        0.35%
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................     (0.02)%     0.31%      0.24%        0.68%        0.69%
   Portfolio Turnover ..........................................     85.49%     93.82%     37.87%       43.88%       36.84%

----------
(a)  Represents less than $(0.005) per share.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2007 and 0.02% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       99

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR        YEAR         YEAR        YEAR         PERIOD
                                                                     ENDED       ENDED        ENDED      ENDED         ENDED
                                                                   10/31/09    10/31/08     10/31/07    10/31/06    10/31/05(a)
                                                                   --------    --------     --------    --------    -----------
Net Asset Value, Beginning of period ...........................   $  8.43     $ 12.58      $ 11.81     $  9.91      $10.00
                                                                   -------     -------      -------     -------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................      0.26(b)     0.38         0.46(b)     0.42        0.13
      Short-term capital gains distributions received ..........        --          --           --          --(c)       --
      Net realized and unrealized gain (loss) on investments ...      0.08       (3.54)        0.81        1.89       (0.10)
                                                                   -------     -------      -------     -------      ------
         Total from investment operations ......................      0.34       (3.16)        1.27        2.31        0.03
                                                                   -------     -------      -------     -------      ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ................................................     (0.19)      (0.32)       (0.37)      (0.41)      (0.12)
      Return of Capital ........................................        --       (0.01)          --          --          --
      Distributions from net realized gain on investments ......        --       (0.66)       (0.13)         --          --
                                                                   -------     -------      -------     -------      ------
         Total distributions ...................................     (0.19)      (0.99)       (0.50)      (0.41)      (0.12)
                                                                   -------     -------      -------     -------      ------
Net increase (decrease) in net asset value .....................      0.15       (4.15)        0.77        1.90       (0.09)
                                                                   -------     -------      -------     -------      ------
Net Asset Value, End of period .................................   $  8.58     $  8.43      $ 12.58     $ 11.81      $ 9.91
                                                                   =======     =======      =======     =======      ======
TOTAL RETURN ...................................................      4.33%     (26.82)%      10.89%      23.71%       0.30%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $81,842     $51,504      $32,313     $15,899      $5,326
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................      1.21%       1.35%(e)     1.53%       2.48%       2.71%(f)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................      1.21%       1.30%(e)     1.30%       1.30%       1.30%(f)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................      3.36%       3.81%        3.48%       2.77%       2.65%(f)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................      3.36%       3.86%        3.71%       3.95%       4.06%(f)
   Portfolio Turnover ..........................................     47.34%      48.95%      114.56%      45.50%      14.37%(d)

----------
(a)  River Road Dividend All Cap Value Fund, Class N, commenced investment operations on June 28, 2005.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d)  Not Annualized.

(e)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       100

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR        YEAR          PERIOD
                                                                     ENDED       ENDED         ENDED
                                                                   10/31/09    10/31/08     10/31/07(a)
                                                                   --------    --------     -----------
Net Asset Value, Beginning of period ...........................   $  8.42     $ 12.57      $ 12.94
                                                                   -------     -------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................      0.29(b)     0.41         0.16(b)
      Net realized and unrealized gain (loss) on investments ...      0.07       (3.55)       (0.37)
                                                                   -------     -------      -------
         Total from investment operations ......................      0.36       (3.14)       (0.21)
                                                                   -------     -------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ................................................     (0.21)      (0.34)       (0.16)
      Return of Capital ........................................        --       (0.01)          --
      Distributions from net realized gain on investments ......        --       (0.66)          --
                                                                   -------     -------      -------
         Total distributions ...................................     (0.21)      (1.01)       (0.16)
                                                                   -------     -------      -------
Net increase (decrease) in net asset value .....................      0.15       (4.15)       (0.37)
                                                                   -------     -------      -------
Net Asset Value, End of period .................................   $  8.57     $  8.42      $ 12.57
                                                                   =======     =======      =======
TOTAL RETURN ...................................................      4.59%     (26.66)%      (1.58)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $77,185     $   144      $   197
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................      0.96%       1.10%(d)     1.42%(e)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................      0.96%       1.05%(d)     0.96%(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................      3.61%       4.06%        2.86%(e)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................      3.61%       4.11%        3.33%(e)
   Portfolio Turnover ..........................................     47.34%      48.95%      114.56%

----------
(a)  River Road Dividend All Cap Value Fund, Class I, commenced investment operations on June 28, 2007.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       101

Aston Funds
OPTIMUM MID CAP FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR          YEAR          YEAR          YEAR        YEAR
                                                                     ENDED         ENDED         ENDED         ENDED       ENDED
                                                                   10/31/09      10/31/08      10/31/07      10/31/06    10/31/05
                                                                   --------      --------      --------      --------    --------
Net Asset Value, Beginning of period ...........................   $  17.25      $  32.32      $  27.16      $  23.21    $  22.93
                                                                   --------      --------      --------      --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .............................       0.09          0.05         (0.02)        (0.02)      (0.02)
      Net realized and unrealized gain (loss) on investments ...       5.82        (12.93)         7.01          4.88        1.04
                                                                   --------      --------      --------      --------    --------
         Total from investment operations ......................       5.91        (12.88)         6.99          4.86        1.02
                                                                   --------      --------      --------      --------    --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ................................................      (0.14)           --            --            --          --
      Distributions from net realized gain on investments ......      (0.29)        (2.19)        (1.83)        (0.91)      (0.74)
                                                                   --------      --------      --------      --------    --------
         Total distributions ...................................      (0.43)        (2.19)        (1.83)        (0.91)      (0.74)
                                                                   --------      --------      --------      --------    --------
Net increase (decrease) in net asset value .....................       5.48        (15.07)         5.16          3.95        0.28
                                                                   --------      --------      --------      --------    --------
Net Asset Value, End of period .................................   $  22.73      $  17.25      $  32.32      $  27.16    $  23.21
                                                                   ========      ========      ========      ========    ========
TOTAL RETURN ...................................................      35.60%       (42.50)%       27.08%        21.39%       4.43%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $842,233      $508,886      $823,036      $577,891    $548,595
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................       1.20%(a)      1.16%(a)      1.15%(a)      1.16%       1.23%
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................       1.20%(a)      1.16%(a)      1.15%(a)      1.16%       1.23%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.46%         0.18%        (0.09)%       (0.09)%     (0.08)%
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.46%         0.18%        (0.09)%       (0.09)%     (0.08)%
   Portfolio Turnover ..........................................      17.72%        22.58%        26.15%        30.65%      27.42%

----------
(a)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009, October 31, 2008 and
     October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       102

Aston Funds
OPTIMUM MID CAP FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR          YEAR         YEAR          YEAR       YEAR
                                                                     ENDED         ENDED        ENDED         ENDED      ENDED
                                                                   10/31/09      10/31/08     10/31/07      10/31/06   10/31/05
                                                                   --------      --------     --------      --------   --------
Net Asset Value, Beginning of period ...........................   $  17.47      $ 32.64      $  27.34      $ 23.30    $ 22.96
                                                                   --------      -------      --------      -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................       0.13         0.11          0.05         0.05       0.04
      Net realized and unrealized gain (loss) on investments ...       5.89       (13.09)         7.08         4.90       1.04
                                                                   --------      -------      --------      -------    -------
         Total from investment operations ......................       6.02       (12.98)         7.13         4.95       1.08
                                                                   --------      -------      --------      -------    -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ................................................      (0.20)          --            --           --         --
      Distributions from net realized gain on investment .......      (0.29)       (2.19)        (1.83)       (0.91)     (0.74)
                                                                   --------      -------      --------      -------    -------
         Total distributions ...................................      (0.49)       (2.19)        (1.83)       (0.91)     (0.74)
                                                                   --------      -------      --------      -------    -------
Net increase (decrease) in net asset value .....................       5.53       (15.17)         5.30         4.04       0.34
                                                                   --------      -------      --------      -------    -------
Net Asset Value, End of period .................................   $  23.00      $ 17.47      $  32.64      $ 27.34    $ 23.30
                                                                   ========      =======      ========      =======    =======
TOTAL RETURN ...................................................      35.97%      (42.39)%       27.43%       21.76%      4.69%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $150,953      $93,176      $126,691      $81,670    $73,293
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.95%(a)     0.91%(a)      0.87%(a)     0.89%      0.94%
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.95%(a)     0.91%(a)      0.87%(a)     0.89%      0.94%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.71%        0.43%         0.19%        0.18%      0.21%
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................       0.71%        0.43%         0.19%        0.18%      0.21%
   Portfolio Turnover ..........................................      17.72%       22.58%        26.15%       30.65%     27.42%

----------
(a)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009, October 31, 2008 and
     October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       103

Aston Funds
MONTAG & CALDWELL MID CAP GROWTH FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR        PERIOD
                                                                     ENDED       ENDED
                                                                   10/31/09   10/31/08(a)
                                                                   --------   -----------
Net Asset Value, Beginning of period ...........................   $ 5.85     $ 10.00
                                                                   ------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ......................................    (0.04)      (0.05)
      Net realized and unrealized gain (loss) on investments ...     1.02       (4.10)
                                                                   ------     -------
         Total from investment operations ......................     0.98       (4.15)
                                                                   ------     -------
Net increase (decrease) in net asset value .....................     0.98       (4.15)
                                                                   ------     -------
Net Asset Value, End of period .................................   $ 6.83     $  5.85
                                                                   ======     =======
TOTAL RETURN ...................................................    16.75%     (41.50)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $2,959     $ 1,815
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................     5.02%       5.80%(c)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................     1.40%       1.40%(c)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...............................................    (4.13)%     (5.07)%(c)
      After reimbursement and/or waiver of expenses by
         Adviser ...............................................    (0.51)%     (0.67)%(c)
   Portfolio Turnover ..........................................    54.37%      63.66%(b)

----------
(a)  Montag & Caldwell Mid Cap Growth Fund, Class N, commenced investment operations on November 2, 2007.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       104

Aston Funds
CARDINAL MID CAP VALUE FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                     YEAR        PERIOD
                                                                     ENDED       ENDED
                                                                   10/31/09   10/31/08(a)
                                                                   --------   -----------
Net Asset Value, Beginning of period ...........................   $  6.23    $ 10.00
                                                                   -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ....................................      0.02       0.01
      Net realized and unrealized gain (loss) on investments ...      0.99      (3.78)
                                                                   -------    -------
         Total from investment operations ......................      1.01      (3.77)
                                                                   -------    -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income .................     (0.07)        --
                                                                   -------    -------
         Total distributions ...................................     (0.07)        --
                                                                   -------    -------
Net increase (decrease) in net asset value .....................      0.94      (3.77)
                                                                   -------    -------
Net Asset Value, End of period .................................   $  7.17    $  6.23
                                                                   =======    =======
TOTAL RETURN ...................................................     16.45%    (37.70)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ........................   $   916    $   783
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser      11.18%     11.20%(c)
      After reimbursement and/or waiver of expenses by Adviser .      1.40%      1.40%(c)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser      (9.48)%    (9.64)%(c)
      After reimbursement and/or waiver of expenses by Adviser .      0.30%      0.16%(c)
   Portfolio Turnover ..........................................     65.55%     50.79%(b)

----------
(a)  Cardinal Mid Cap Value Fund, Class N, commenced investment operations on
     November 2, 2007.

(b)  Not Annualized.

(c)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       105

Aston Funds
RIVER ROAD SMALL-MID CAP FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                      YEAR           YEAR           PERIOD
                                                                      ENDED          ENDED           ENDED
                                                                    10/31/09       10/31/08       10/31/07(a)
                                                                    --------       --------       -----------
Net Asset Value, Beginning of period ............................   $  7.13        $ 10.13        $ 10.00
                                                                    -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..............................        --(b)(c)       --(b)(c)     0.01
      Net realized and unrealized gain (loss) on investments ....      0.59          (3.00)          0.12
                                                                    -------        -------        -------
         Total from investment operations .......................      0.59          (3.00)          0.13
                                                                    -------        -------        -------
   LESS DISTRIBUTIONS:
      Distributions from net investment income ..................     (0.01)            --             --
                                                                    -------        -------        -------
         Total distribution .....................................     (0.01)            --             --
                                                                    -------        -------        -------
Net increase (decrease) in net asset value ......................      0.58          (3.00)          0.13
                                                                    -------        -------        -------
Net Asset Value, End of period ..................................   $  7.71        $  7.13        $ 10.13
                                                                    =======        =======        =======
TOTAL RETURN ....................................................      8.33%        (29.62)%         1.30%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........................   $41,801        $26,714        $10,292
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ....      1.44%          1.56%          3.18%(e)
      After recoupment and/or waiver of expenses by Adviser .....      1.50%          1.50%          1.50%(e)
   Ratios of net investment income (loss) to average net
      assets:
      Before recoupment and/or waiver of expenses by Adviser ....      0.04%         (0.08)%        (1.43)%(e)
      After recoupment and/or waiver of expenses by Adviser .....     (0.02)%        (0.02)%         0.25%(e)
   Portfolio Turnover ...........................................     44.09%         54.93%         41.51%(d)

----------
(a)  River Road Small-Mid Cap Fund, Class N, commenced investment operations on
     March 29, 2007.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       106

Aston Funds
RIVER ROAD SMALL-MID CAP FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                      YEAR         YEAR         PERIOD
                                                                     ENDED        ENDED          ENDED
                                                                    10/31/09     10/31/08    10/31/07(a)
                                                                    --------     --------    -----------
Net Asset Value, Beginning of period ............................   $   7.14     $ 10.13       $10.51
                                                                    --------     -------       ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .....................................       0.02(b)     0.02(b)      0.01
      Net realized and unrealized gain (loss) on investments ....       0.59       (3.00)       (0.39)
                                                                    --------     -------       ------
         Total from investment operations .......................       0.61       (2.98)       (0.38)
                                                                    --------     -------       ------
   LESS DISTRIBUTIONS:
      Distributions from net investment income ..................      (0.02)      (0.01)          --
                                                                    --------     -------       ------
         Total distributions ....................................      (0.02)      (0.01)          --
                                                                    --------     -------       ------
Net increase (decrease) in net asset value ......................       0.59       (2.99)       (0.38)
                                                                    --------     -------       ------
Net Asset Value, End of period ..................................   $   7.73     $  7.14       $10.13
                                                                    ========     =======       ======
TOTAL RETURN ....................................................       8.52%     (29.49)%      (3.52)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) .........................   $167,334     $84,002       $7,482
   Ratios of expenses to average net assets:
      Before recoupment and/or waiver of expenses by Adviser ....       1.19%       1.31%        2.57%(d)
      After recoupment and/or waiver of expenses by Adviser .....       1.25%       1.25%        1.24%(d)
   Ratios of net investment income (loss) to average net
      assets:
      Before recoupment and/or waiver of expenses by Adviser ....       0.29%       0.17%       (0.91)%(d)
      After recoupment and/or waiver of expenses by Adviser .....       0.23%       0.23%        0.42%(d)
   Portfolio Turnover ...........................................      44.09%      54.93%       41.51%(c)

----------
(a)  River Road Small-Mid Cap Fund, Class I, commenced investment operations on
     June 28, 2007.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       107

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR         YEAR         YEAR
                                                                       ENDED       ENDED        ENDED        ENDED        ENDED
                                                                      10/31/09    10/31/08    10/31/07     10/31/06     10/31/05
                                                                      --------    --------    --------     --------     --------
Net Asset Value, Beginning of period ..............................   $  8.38     $ 22.42     $  18.44     $  18.35     $  16.26
                                                                      -------     -------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .........................................     (0.10)      (0.17)       (0.24)(a)    (0.22)(a)    (0.20)
      Net realized and unrealized gain (loss) on investments ......      0.74       (8.31)        5.45         0.31         2.29
                                                                      -------     -------     --------     --------     --------
         Total from investment operations .........................      0.64       (8.48)        5.21         0.09         2.09
                                                                      -------     -------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments .........     (0.05)      (5.56)       (1.23)          --           --
                                                                      -------     -------     --------     --------     --------
         Total distributions ......................................     (0.05)      (5.56)       (1.23)          --           --
                                                                      -------     -------     --------     --------     --------
Net increase (decrease) in net asset value ........................      0.59      (14.04)        3.98         0.09         2.09
                                                                      -------     -------     --------     --------     --------
Net Asset Value, End of period ....................................   $  8.97     $  8.38     $  22.42     $  18.44     $  18.35
                                                                      =======     =======     ========     ========     ========
TOTAL RETURN ......................................................      7.79%     (47.87)%      30.01%        0.49%       12.85%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $32,140     $43,149     $114,803     $367,113     $549,452
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      1.82%(b)    1.55%(b)     1.48%(b)     1.41%(b)     1.42%
      After reimbursement and/or waiver of expenses by Adviser ....      1.49%(b)    1.49%(b)     1.48%(b)     1.41%(b)     1.42%
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...     (1.48)%     (1.21)%      (1.27)%      (1.15)%      (1.06)%
      After reimbursement and/or waiver of expenses by Adviser ....     (1.15)%     (1.15)%      (1.27)%      (1.15)%      (1.06)%
   Portfolio Turnover .............................................    264.98%     166.19%      126.54%      133.21%      140.04%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009 and October 31, 2008,
     0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       108

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR         YEAR         YEAR
                                                                        ENDED       ENDED       ENDED        ENDED        ENDED
                                                                      10/31/09    10/31/08    10/31/07     10/31/06     10/31/05
                                                                      --------    --------    --------     --------     --------
Net Asset Value, Beginning of period ..............................   $  8.61     $ 22.83     $  18.71     $  18.57     $  16.40
                                                                      -------     -------     --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .........................................     (0.08)      (0.21)       (0.19)(a)    (0.17)(a)    (0.12)
      Net realized and unrealized gain (loss) on investments ......      0.77       (8.45)        5.54         0.31         2.29
                                                                      -------     -------     --------     --------     --------
         Total from investment operations .........................      0.69       (8.66)        5.35         0.14         2.17
                                                                      -------     -------     --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments .........     (0.05)      (5.56)       (1.23)          --           --
                                                                      -------     -------     --------     --------     --------
         Total distributions ......................................     (0.05)      (5.56)       (1.23)          --           --
                                                                      -------     -------     --------     --------     --------
Net increase (decrease) in net asset value ........................      0.64      (14.22)        4.12         0.14         2.17
                                                                      -------     -------     --------     --------     --------
Net Asset Value, End of period ....................................   $  9.25     $  8.61     $  22.83     $  18.71     $  18.57
                                                                      =======     =======     ========     ========     ========
TOTAL RETURN ......................................................      8.16%     (47.77)%      30.34%        0.75%       13.23%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $13,356     $16,719     $115,942     $150,697     $156,286
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      1.57%(b)    1.30%(b)     1.19%(b)     1.13%(b)     1.14%
      After reimbursement and/or waiver of expenses by Adviser ....      1.24%(b)    1.24%(b)     1.19%(b)     1.13%(b)     1.14%
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...     (1.23)%     (0.96)%      (0.98)%      (0.87)%      (0.78)%
      After reimbursement and/or waiver of expenses by Adviser ....     (0.90)%     (0.90)%      (0.98)%      (0.87)%      (0.78)%
   Portfolio Turnover .............................................    264.98%     166.19%      126.54%      133.21%      140.04%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2009 and October 31, 2008,
     0.02% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       109

Aston Funds
TAMRO SMALL CAP FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR         YEAR       YEAR         YEAR         YEAR
                                                                        ENDED        ENDED      ENDED        ENDED        ENDED
                                                                      10/31/09     10/31/08   10/31/07     10/31/06     10/31/05
                                                                      --------     --------   --------     --------     --------
Net Asset Value, Beginning of period ..............................   $  13.64     $  20.99   $  19.73     $  15.63     $  15.25
                                                                      --------     --------   --------     --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................................      (0.05)(a)     0.05      (0.08)(a)    (0.07)(a)    (0.07)(a)
      Net realized and unrealized gain (loss) on investments ......       1.08        (6.43)      2.48         4.17         1.45
                                                                      --------     --------   --------     --------     --------
         Total from investment operations .........................       1.03        (6.38)      2.40         4.10         1.38
                                                                      --------     --------   --------     --------     --------
   LESS DISTRIBUTIONS:
      Distributions from net realized gain on investments .........         --        (0.97)     (1.14)          --        (1.00)
                                                                      --------     --------   --------     --------     --------
         Total distributions ......................................         --        (0.97)     (1.14)          --        (1.00)
                                                                      --------     --------   --------     --------     --------
Net increase (decrease) in net asset value ........................       1.03        (7.35)      1.26         4.10         0.38
                                                                      --------     --------   --------     --------     --------
Net Asset Value, End of period ....................................   $  14.67     $  13.64   $  20.99     $  19.73     $  15.63
                                                                      ========     ========   ========     ========     ========
TOTAL RETURN ......................................................       7.63%      (31.58)%    12.56%       26.23%        9.16%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $241,524     $159,965   $235,242     $182,462     $148,950
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       1.37%        1.32%      1.33%(c)     1.42%        1.41%
      After reimbursement and/or waiver of expenses by Adviser ....       1.36%(b)     1.30%      1.30%(c)     1.30%        1.30%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      (0.41)%       0.29%     (0.42)%      (0.51)%      (0.58)%
      After reimbursement and/or waiver of expenses by Adviser ....      (0.40)%       0.31%     (0.39)%      (0.39)%      (0.47)%
   Portfolio Turnover .............................................      89.92%       66.65%     58.88%       58.28%       56.28%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  The Adviser removed the contractual expense limitation of 1.30%, not including interest expense or acquired fund fees and expenses, effective
     March 1, 2009.

(c)  Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       110

Aston Funds
TAMRO SMALL CAP FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR         YEAR       YEAR         YEAR         PERIOD
                                                                        ENDED        ENDED      ENDED        ENDED        ENDED
                                                                      10/31/09     10/31/08   10/31/07     10/31/06    10/31/05(a)
                                                                      --------     --------   --------     --------    -----------
Net Asset Value, Beginning of period ..............................   $  13.79     $  21.16   $  19.83     $ 15.67     $ 15.32
                                                                      --------     --------   --------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ................................      (0.02)(b)     0.02      (0.02)(b)   (0.02)(b)   (0.04)(b)
      Net realized and unrealized gain (loss) on investments ......       1.12        (6.42)      2.49        4.18        0.39
                                                                      --------     --------   --------     -------     -------
         Total from investment operations .........................       1.10        (6.40)      2.47        4.16        0.35
                                                                      --------     --------   --------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...      (0.02)          --         --          --          --
      Distributions from net realized gain on investments .........         --        (0.97)     (1.14)         --          --
                                                                      --------     --------   --------     -------     -------
         Total distributions ......................................      (0.02)       (0.97)     (1.14)         --          --
                                                                      --------     --------   --------     -------     -------
Net increase (decrease) in net asset value ........................       1.08        (7.37)      1.33        4.16        0.35
                                                                      --------     --------   --------     -------     -------
Net Asset Value, End of period ....................................   $  14.87     $  13.79   $  21.16     $ 19.83     $ 15.67
                                                                      ========     ========   ========     =======     =======
TOTAL RETURN ......................................................       7.94%      (31.42)%    12.86%      26.55%       2.28%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $515,592     $238,399   $137,059     $63,982     $11,432
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       1.12%        1.07%      1.05%(e)    1.11%       1.16%(f)
      After reimbursement and/or waiver of expenses by Adviser ....       1.11%(d)     1.05%      1.02%(e)    0.99%       1.05%(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...      (0.16)%       0.54%     (0.14)%     (0.20)%     (0.39)%(f)
      After reimbursement and/or waiver of expenses by Adviser ....      (0.15)%       0.56%     (0.11)%     (0.08)%     (0.28)%(f)
   Portfolio Turnover .............................................      89.92%       66.65%     58.88%      58.28%      56.28%

----------
(a)  TAMRO Small Cap Fund, Class I, commenced investment operations on January
     4, 2005.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  The Adviser removed the contractual expense limitation of 1.05%, not including interest expense or acquired fund fees and expenses, effective
     March 1, 2009.

(e)  Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       111

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                                        ENDED        ENDED        ENDED        ENDED       ENDED
                                                                      10/31/09     10/31/08     10/31/07     10/31/06  10/31/05(a)
                                                                      --------     --------     --------     --------  -----------
Net Asset Value, Beginning of period ..............................   $   9.30     $  14.37     $  13.46     $  10.28  $10.00
                                                                      --------     --------     --------     --------  ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................       0.01         0.01(b)      0.05(b)      0.02      --(c)
      Net realized and unrealized gain (loss) on investments ......       0.92        (4.54)        1.04         3.16    0.28
                                                                      --------     --------     --------     --------  ------
         Total from investment operations .........................       0.93        (4.53)        1.09         3.18    0.28
                                                                      --------     --------     --------     --------  ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...      (0.01)          --        (0.05)          --      --
      Distributions from net realized gain on investments .........         --        (0.54)       (0.13)          --      --
                                                                      --------     --------     --------     --------  ------
         Total distributions ......................................      (0.01)       (0.54)       (0.18)          --      --
                                                                      --------     --------     --------     --------  ------
Net increase (decrease) in net asset value ........................       0.92        (5.07)        0.91         3.18    0.28
                                                                      --------     --------     --------     --------  ------
Net Asset Value, End of period ....................................   $  10.22     $   9.30     $  14.37     $  13.46  $10.28
                                                                      ========     ========     ========     ========  ======
TOTAL RETURN ......................................................       9.99%      (32.51)%       8.12%       30.93%   2.80%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $216,221     $160,245     $237,695     $167,438  $6,299
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       1.40%        1.45%(f)     1.44%(f)     1.78%   2.86%(g)
      After reimbursement and/or waiver of expenses by Adviser ....       1.40%(e)     1.45%(f)     1.44%(f)     1.43%   1.50%(g)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       0.05%        0.08%        0.38%        0.25%  (1.41)%(g)
      After reimbursement and/or waiver of expenses by Adviser ....       0.05%        0.08%        0.38%        0.60%  (0.05)%(g)
   Portfolio Turnover .............................................      35.83%       57.32%       74.18%       51.63%  20.82%(d)(h)

----------
(a)  River Road Small Cap Value Fund, Class N, commenced investment operations on June 28, 2005.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $(0.005) per share.

(d)  Not Annualized.

(e)  The Adviser removed the contractual expense limitation of 1.50%, not including interest expense or acquired fund fees and expenses, effective
     March 1, 2009.

(f)  Ratios of expenses to average net assets include interest expenses of less than 0.005% for the years ended October 31, 2008 and October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to
     Financial Statements.

(g)  Annualized.

(h)  Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       112

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR         YEAR          YEAR
                                                                        ENDED        ENDED         ENDED
                                                                      10/31/09     10/31/08     10/31/07(a)
                                                                      --------     --------     -----------
Net Asset Value, Beginning of period ..............................   $   9.32     $  14.37     $ 14.04
                                                                      --------     --------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................       0.03         0.04(b)     0.09(b)
      Net realized and unrealized gain (loss) on investments ......       0.92        (4.54)       0.46
                                                                      --------     --------     -------
         Total from investment operations .........................       0.95        (4.50)       0.55
                                                                      --------     --------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ...      (0.03)       (0.01)      (0.09)
      Distributions from net realized gain on investments .........       --          (0.54)      (0.13)
                                                                      --------     --------     -------
         Total distributions ......................................      (0.03)       (0.55)      (0.22)
                                                                      --------     --------     -------
Net increase (decrease) in net asset value ........................       0.92        (5.05)       0.33
                                                                      --------     --------     -------
Net Asset Value, End of period ....................................   $  10.24     $   9.32     $ 14.37
                                                                      ========     ========     =======
TOTAL RETURN ......................................................      10.31%      (32.34)%      3.91%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $282,542     $114,666     $64,525
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       1.15%        1.20%(e)    1.16%(e)(f)
      After reimbursement and/or waiver of expenses by Adviser ....       1.15%(d)     1.20%(e)    1.16%(e)(f)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...       0.30%        0.33%       0.31%(f)
      After reimbursement and/or waiver of expenses by Adviser ....       0.30%        0.33%       0.31%(f)
   Portfolio Turnover .............................................      35.83%       57.32%      74.18%

----------
(a)  River Road Small Cap Value Fund, Class I, commenced investment operations on December 13, 2006.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  The Adviser removed the contractual expense limitation of 1.25%, not including interest expense or acquired fund fees and expenses, effective
     March 1, 2009.

(e)  Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2008 and the period ended
     October 31, 2007, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       113

Aston Funds
NEPTUNE INTERNATIONAL FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                            YEAR         PERIOD
                                                                            ENDED        ENDED
                                                                          10/31/09    10/31/08(a)
                                                                          ---------   -----------
Net Asset Value, Beginning of period ..................................   $ 5.85      $ 11.14
                                                                          ------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................................     0.09(b)      0.02(b)
      Net realized and unrealized gain (loss) on investments ..........     1.18(c)     (5.31)
                                                                          ------      -------
         Total from investment operations .............................     1.27        (5.29)
                                                                          ------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income .......    (0.03)          --
                                                                          ------      -------
         Total distributions ..........................................    (0.03)          --
                                                                          ------      -------
Net increase (decrease) in net asset value ............................     1.24        (5.29)
                                                                          ------      -------
Net Asset Value, End of period ........................................   $ 7.09      $  5.85
                                                                          ======      =======
TOTAL RETURN ..........................................................    21.94%      (47.49)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............................   $  293      $   225
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......     2.64%        3.15%(e)
      After reimbursement and/or waiver of expenses by Adviser ........     1.27%        1.27%(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......     0.07%      (1.24)%(e)
      After reimbursement and/or waiver of expenses by Adviser ........     1.44%        0.64%(e)
   Portfolio Turnover .................................................    42.65%        7.39%

----------
(a)  Neptune International Fund, Class N, commenced investment operations on
     June 18, 2008.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates which is less than $0.005 per share.

(d)  Not Annualized.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       114

Aston Funds
NEPTUNE INTERNATIONAL FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                             YEAR       YEAR       PERIOD
                                                                            ENDED       ENDED       ENDED
                                                                           10/31/09   10/31/08   10/31/07(a)
                                                                          ---------   --------   -----------
Net Asset Value, Beginning of period ..................................   $ 5.85      $ 12.24    $10.00
                                                                          ------      -------    ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................................     0.10(b)      0.17(b)   0.03
      Net realized and unrealized gain (loss) on investments ..........     1.19(c)     (6.42)     2.21
                                                                          ------      -------    ------
         Total from investment operations .............................     1.29        (6.25)     2.24
                                                                          ------      -------    ------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income .......    (0.05)       (0.14)       --
                                                                          ------      -------    ------
         Total distributions ..........................................    (0.05)       (0.14)       --
                                                                          ------      -------    ------
Net increase (decrease) in net asset value ............................     1.24        (6.39)     2.24
                                                                          ------      -------    ------
Net Asset Value, End of period ........................................   $ 7.09      $  5.85    $12.24
                                                                          ======      =======    ======
TOTAL RETURN ..........................................................    22.23%      (51.55)%   22.30%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............................   $1,194      $ 8,378    $2,370
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......     2.39%        3.02%    11.72%(f)
      After reimbursement and/or waiver of expenses by Adviser ........     1.02%        1.04%(e)  1.25%(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......     0.32%       (0.24)%   (9.21)%(f)
      After reimbursement and/or waiver of expenses by Adviser ........     1.69%        1.74%     1.26%(f)
   Portfolio Turnover .................................................    42.65%        7.39%     5.14%(d)

----------
(a)  Neptune International Fund, Class I, commenced investment operations on
     August 6, 2007.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates which is less than $0.005 per share.

(d)  Not Annualized.

(e)  Effective February 11, 2008, the contractual expense limitation of 1.40%
     was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Fund so that the net expense ratio is no more than 1.02% for Class I Shares. This voluntary waiver became the contractual expense limitation on February 29, 2008.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      115

Aston Funds
BARINGS INTERNATIONAL FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                             YEAR       PERIOD
                                                                            ENDED        ENDED
                                                                           10/31/09   10/31/08(a)
                                                                          ---------   -----------
Net Asset Value, Beginning of period ..................................   $  5.08     $ 10.00
                                                                          -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................................      0.10(b)     0.10
      Net realized and unrealized gain (loss) on investments ..........      1.27(c)    (5.02)
                                                                          -------     -------
         Total from investment operations .............................      1.37       (4.92)
                                                                          -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income .......     (0.01)         --
                                                                          -------     -------
         Total distributions ..........................................     (0.01)         --
                                                                          -------     -------
Net increase (decrease) in net asset value ............................      1.36       (4.92)
                                                                          -------     -------
Net Asset Value, End of period ........................................   $  6.44     $  5.08
                                                                          =======     =======
TOTAL RETURN ..........................................................     27.11%     (49.20)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............................   $28,277     $ 5,517
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......      2.01%       3.95%(e)(f)
      After reimbursement and/or waiver of expenses by Adviser ........      1.15%       1.18%(e)(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......      0.80%      (1.11)%(f)
      After reimbursement and/or waiver of expenses by Adviser ........      1.66%       1.66%(f)
   Portfolio Turnover .................................................    115.51%     121.99%(d)

----------
(a)  Barings International Fund, Class I, commenced investment operations on
     November 2, 2007

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Includes payments by affiliates which is less than $0.005 per share.

(d)  Not Annualized.

(e)  Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial
     Statements.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       116

Aston Funds
DYNAMIC ALLOCATION FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                            YEAR       PERIOD
                                                                            ENDED       ENDED
                                                                          10/31/09   10/31/08(a)
                                                                          --------   -----------
Net Asset Value, Beginning of period ..................................   $  8.24    $ 10.00
                                                                          -------    -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...........................................      0.06       0.07
      Net realized and unrealized income (loss) on investments ........      0.99(b)   (1.76)
                                                                          -------    -------
         Total from investment operations .............................      1.05      (1.69)
                                                                          -------    -------
LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income .......     (0.12)     (0.07)
                                                                          -------    -------
         Total distributions ..........................................     (0.12)     (0.07)
                                                                          -------    -------
Net increase (decrease) in net asset value ............................      0.93      (1.76)
                                                                          -------    -------
Net Asset Value, End of period ........................................   $  9.17    $  8.24
                                                                          =======    =======
TOTAL RETURN ..........................................................     12.98%    (16.98)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...............................   $39,191    $ 6,070
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (d) ...      1.69%      5.11%(e)(f)
      After reimbursement and/or waiver of expenses by Adviser (d) ....      1.30%      1.31%(e)(f)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser .......      0.39%    (2.48)%(e)(f)
      After reimbursement and/or waiver of expenses by Adviser ........      0.78%      1.32%(e)(f)
   Portfolio Turnover .................................................    365.93%    498.68%(c)

----------
(a)  Dynamic Allocation Fund, Class N, commenced investment operations on
     January 10, 2008.

(b)  Includes payments by affiliates which is less than $0.005 per share.

(c)  Not Annualized.

(d)  Does not include expenses of the underlying funds in which the Fund invests.

(e)  Ratios of expenses to average net assets include interest expense of 0.01%
     for the period ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(f)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      117

Aston Funds
NEW CENTURY ABSOLUTE RETURN ETF FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                           YEAR         PERIOD
                                                                           ENDED        ENDED
                                                                         10/31/09    10/31/08(a)
                                                                         --------    -----------
Net Asset Value, Beginning of period .................................   $  8.64     $ 10.00
                                                                         -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..........................................      0.04        0.01
      Net realized and unrealized gain (loss) on investments .........      0.28       (1.37)
                                                                         -------     -------
         Total from investment operations ............................      0.32       (1.36)
                                                                         -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ......     (0.07)         --
                                                                         -------     -------
         Total distributions .........................................     (0.07)         --
                                                                         -------     -------
Net increase (decrease) in net asset value ...........................      0.25       (1.36)
                                                                         -------     -------
Net Asset Value, End of period .......................................   $  8.89     $  8.64
                                                                         =======     =======
TOTAL Return .........................................................      3.85%     (13.60)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................   $17,706     $13,748
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser (c) ..      1.51%       3.77%(e)
      After reimbursement and/or waiver of expenses by Adviser (c) ...      1.21%(d)    1.50%(e)
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......      0.21%      (2.02)%(e)
      After reimbursement and/or waiver of expenses by Adviser .......      0.51%       0.25%(e)
   Portfolio Turnover ................................................    325.31%     172.11%(b)

----------
(a)  New Century Absolute Return ETF Fund, Class N, commenced investment operations on March 4, 2008.

(b)  Not Annualized.

(c)  Does not include expenses of the underlying funds in which the Fund invests.

(d)  The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect, the
     Adviser has agreed to reduce its advisory fee to 0.15%. For the period ended December 31, 2008, the Fund's total return was less than zero, therefore the Adviser reduced its advisory fee to 0.15% for the 2009 calendar year. The Adviser voluntarily waived 0.12% of its advisory fees through October 31, 2009.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       118

Aston Funds
M.D. SASS ENHANCED EQUITY FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                           YEAR        PERIOD
                                                                           ENDED        ENDED
                                                                         10/31/09    10/31/08(a)
                                                                         --------    -----------
Net Asset Value, Beginning of period .................................   $  8.09     $  10.00
                                                                         -------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..........................................      0.11         0.14
      Net realized and unrealized gain (loss) on investments .........      1.02        (1.91)
                                                                         -------     --------
         Total from investment operations ............................      1.13        (1.77)
                                                                         -------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ......     (0.13)       (0.14)
      Distributions from net realized gain on investments ............     (0.52)          --
                                                                         -------     --------
         Total distributions .........................................     (0.65)       (0.14)
                                                                         -------     --------
Net increase (decrease)in net asset value ............................      0.48        (1.91)
                                                                         -------     --------
Net Asset Value, End of period .......................................   $  8.57     $   8.09
                                                                         =======     ========
TOTAL Return .........................................................     15.86%      (17.91)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................   $22,552     $ 14,389
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......      2.11%        2.38%(d)
      After reimbursement and/or waiver of expenses by Adviser .......      1.25%(c)     1.10%(d)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......      0.55%        0.86%(d)
      After reimbursement and/or waiver of expenses by Adviser .......      1.41%        2.14%(d)
   Portfolio Turnover ................................................     51.56%       23.68%(b)

----------
(a)  M.D. Sass Enhanced Equity Fund, Class N, commenced investment operations on
     January 15, 2008.

(b)  Not Annualized.

(c)  Effective June 1, 2009, the contractual expense limitation was increased from 1.10% to 1.40% due to the change in Sub-Adviser.

(d)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       119

Aston Funds
LAKE PARTNERS LASSO ALTERNATIVES FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                            PERIOD
                                                                            ENDED
                                                                         10/31/09(a)
                                                                         -----------
Net Asset Value, Beginning of period .................................   $  10.00
                                                                         --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................................        --(b)
      Net realized and unrealized gain on investments ................       1.15
                                                                         --------
         Total from investment operations ............................       1.15
                                                                         --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment income ......         --
                                                                         --------
         Total distributions .........................................         --
                                                                         --------
Net increase in net asset value ......................................       1.15
                                                                         --------
Net Asset Value, End of period .......................................   $  11.15
                                                                         ========
TOTAL Return .........................................................      11.50%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ..............................   $  1,845
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser(d) ...      18.16%(e)
      After reimbursement and/or waiver of expenses by Adviser(d) ....       1.35%(e)
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ......    (16.92)%(e)
      After reimbursement and/or waiver of expenses by Adviser .......     (0.11)%(e)
Portfolio Turnover ...................................................      65.93%(c)

----------
(a)  Lake Partners LASSO Alternatives Fund, Class I, commenced investment operations on April 1, 2009.

(b)  Represents less than $(0.005) per share.

(c)  Not Annualized.

(d)  Does not include expenses of the underlying funds in which the Fund invests.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       120

Aston Funds
FORTIS REAL ESTATE FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                                                        ENDED       ENDED       ENDED      ENDED        ENDED
                                                                      10/31/09    10/31/08    10/31/07    10/31/06    10/31/05
                                                                      --------    --------    --------    --------    --------
Net Asset Value, Beginning of period ..............................   $  6.08     $ 15.59     $ 19.99     $ 16.23     $ 14.56
                                                                      -------     -------     -------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................      0.15(a)     0.07(a)     0.30(a)     0.32(a)     0.46(a)
      Net realized and unrealized gain (loss) on investments ......     (0.28)      (5.50)      (0.40)       5.42        2.10
                                                                      -------     -------     -------     -------     -------
         Total from investment operations .........................     (0.13)      (5.43)      (0.10)       5.74        2.56
                                                                      -------     -------     -------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ........................................     (0.18)      (0.09)      (0.05)      (0.13)      (0.26)
      Distributions from net realized gain on investments .........        --       (3.99)      (4.25)      (1.85)      (0.63)
                                                                      -------     -------     -------     -------     -------
         Total distributions ......................................     (0.18)      (4.08)      (4.30)      (1.98)      (0.89)
                                                                      -------     -------     -------     -------     -------
Net increase (decrease) in net asset value ........................     (0.31)      (9.51)      (4.40)       3.76        1.67
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of period ....................................   $  5.77     $  6.08     $ 15.59     $ 19.99     $ 16.23
                                                                      =======     =======     =======     =======     =======
TOTAL RETURN ......................................................     (1.44)%    (43.76)%     (1.41)%     39.19%      18.06%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $ 4,011     $ 6,030     $49,123     $72,506     $54,851
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      1.94%       1.57%(b)    1.46%(b)    1.46%(b)    1.45%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      1.37%       1.37%(b)    1.37%(b)    1.37%(b)    1.37%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      2.55%       0.49%       1.73%       1.77%       2.91%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      3.12%       0.69%       1.82%       1.86%       2.99%
      Portfolio Turnover ..........................................    139.76%      85.08%      88.75%      83.15%      43.14%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and
     October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       121

Aston Funds
FORTIS REAL ESTATE FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR        YEAR        PERIOD
                                                                        ENDED       ENDED       ENDED       ENDED        ENDED
                                                                      10/31/09    10/31/08    10/31/07    10/31/06    10/31/05(a)
                                                                      --------    --------    --------    --------    -----------
Net Asset Value, Beginning of period ..............................   $  6.08     $ 15.62     $ 20.00     $ 16.23     $ 16.64
                                                                      -------     -------     -------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................      0.16(b)     0.09(b)     0.34(b)     0.36(b)     0.10(b)
      Net realized and unrealized gain (loss) on investments ......     (0.28)      (5.51)      (0.40)       5.42       (0.51)
                                                                      -------     -------     -------     -------     -------
         Total from investment operations .........................     (0.12)      (5.42)      (0.06)       5.78       (0.41)
                                                                      -------     -------     -------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ........................................     (0.22)      (0.13)      (0.07)      (0.16)         --
      Distributions from net realized gain on investments .........        --       (3.99)      (4.25)      (1.85)         --
                                                                      -------     -------     -------     -------     -------
         Total distributions ......................................     (0.22)      (4.12)      (4.32)      (2.01)         --
                                                                      -------     -------     -------     -------     -------
Net increase (decrease) in net asset value ........................     (0.34)      (9.54)      (4.38)       3.77       (0.41)
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of period ....................................   $  5.74        6.08     $ 15.62     $ 20.00     $ 16.23
                                                                      =======     =======     =======     =======     =======
TOTAL RETURN ......................................................     (1.27)%    (43.58)%     (1.18)%     39.54%      (2.46)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $21,905     $23,411     $41,545     $46,025     $32,711
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      1.69%       1.32%(d)    1.20%(d)    1.21%(d)    1.32%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      1.12%       1.12%(d)    1.11%(d)    1.12%(d)    1.11%(e)
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      2.80%       0.74%       1.99%       2.02%       5.11%(e)
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      3.37%       0.94%       2.08%       2.11%       5.32%(e)
   Portfolio Turnover .............................................    139.76%      85.08%      88.75%      83.15%      43.14%

----------
(a)  Fortis Real Estate Fund, Class I, commenced investment operations on
     September 20, 2005.

(b)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2008, October 31, 2007 and
     October 31, 2006, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(e)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       122

Aston Funds
MONTAG & CALDWELL BALANCED FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                                      10/31/09    10/31/08    10/31/07    10/31/06    10/31/05
                                                                      --------    --------    --------    --------    --------
Net Asset Value, Beginning of period ..............................   $ 15.61     $ 19.98     $ 17.21     $ 16.41     $ 15.81
                                                                      -------     -------     -------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................      0.21(a)     0.29        0.19(a)     0.18(a)     0.17(a)
      Net realized and unrealized gain (loss) on investments ......      2.15       (4.42)       2.82        0.87        0.67
                                                                      -------     -------     -------     -------     -------
         Total from investment operations .........................      2.36       (4.13)       3.01        1.05        0.84
                                                                      -------     -------     -------     -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ........................................     (0.24)      (0.24)      (0.24)      (0.25)      (0.24)
                                                                      -------     -------     -------     -------     -------
         Total distributions ......................................     (0.24)      (0.24)      (0.24)      (0.25)      (0.24)
                                                                      -------     -------     -------     -------     -------
Net increase (decrease) in net asset value ........................      2.12       (4.37)       2.77        0.80        0.60
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of period ....................................   $ 17.73     $ 15.61     $ 19.98     $ 17.21     $ 16.41
                                                                      =======     =======     =======     =======     =======
TOTAL RETURN ......................................................     15.32%     (20.87)%     17.63%       6.56%       5.27%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $14,938     $16,586     $16,703     $23,355     $48,759
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      1.73%       1.74%       1.72%(b)    1.33%(b)    1.16%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      1.26%       1.35%       1.36%(b)    1.33%(b)    1.16%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      0.81%       0.74%       0.71%       1.07%       1.04%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      1.28%       1.13%       1.07%       1.07%       1.04%
   Portfolio Turnover .............................................     38.72%      43.65%      36.25%      33.70%      33.43%

----------
(a)  The selected per share data was calculated using the weighed average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       123

Aston Funds
MONTAG & CALDWELL BALANCED FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                                      10/31/09    10/31/08    10/31/07    10/31/06    10/31/05
                                                                      --------    --------    --------    --------    --------
Net Asset Value, Beginning of period ..............................   $15.57      $ 19.94     $17.19      $16.39      $ 15.81
                                                                      ------      -------     ------      ------      -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................     0.23(a)      0.27       0.24(a)     0.22(a)      0.21(a)
      Net realized and unrealized gain (loss) on investments ......     2.16        (4.35)      2.80        0.88         0.66
                                                                      ------      -------     ------      ------      -------
         Total from investment operations .........................     2.39        (4.08)      3.04        1.10         0.87
                                                                      ------      -------     ------      ------      -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ........................................    (0.28)       (0.29)     (0.29)      (0.30)       (0.29)
                                                                      ------      -------     ------      ------      -------
         Total distributions ......................................    (0.28)       (0.29)     (0.29)      (0.30)       (0.29)
                                                                      ------      -------     ------      ------      -------
Net increase (decrease) in net asset value ........................     2.11        (4.37)      2.75        0.80         0.58
                                                                      ------      -------     ------      ------      -------
Net Asset Value, End of period ....................................   $17.68      $ 15.57     $19.94      $17.19      $ 16.39
                                                                      ======      =======     ======      ======      =======
TOTAL RETURN ......................................................    15.53%      (20.71)%    17.87%       6.80%        5.50%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $1,149      $   919     $1,158      $7,640      $19,609
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................     1.57%        1.49%      1.44%(b)    1.07%(b)     0.91%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................     1.10%        1.10%      1.08%(b)    1.07%(b)     0.91%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................     0.97%        0.99%      0.99%       1.33%        1.29%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................     1.44%        1.38%      1.35%       1.33%        1.29%
   Portfolio Turnover .............................................    38.72%       43.65%     36.25%      33.70%       33.43%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.01% for the year ended October 31, 2007 and less than 0.005% for the year ended October 31, 2006, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       124

Aston Funds
BALANCED FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                                      10/31/09    10/31/08    10/31/07    10/31/06    10/31/05
                                                                      --------    --------    --------    --------    --------
Net Asset Value, Beginning of period ..............................   $  4.83     $  7.97     $ 10.65     $ 10.84     $  11.32
                                                                      -------     -------     -------     -------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income .......................................      0.08        0.08        0.12        0.12         0.16
      Net realized and unrealized gain (loss) on investments ......      0.71       (1.73)       0.69        0.45         0.20
                                                                      -------     -------     -------     -------     --------
         Total from investment operations .........................      0.79       (1.65)       0.81        0.57         0.36
                                                                      -------     -------     -------     -------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
         investment income ........................................     (0.08)      (0.09)      (0.14)      (0.17)       (0.19)
      Distributions from net realized gain on investments .........        --       (1.40)      (3.35)      (0.59)       (0.65)
                                                                      -------     -------     -------     -------     --------
         Total distributions ......................................     (0.08)      (1.49)      (3.49)      (0.76)       (0.84)
                                                                      -------     -------     -------     -------     --------
Net increase (decrease) in net asset value ........................      0.71       (3.14)      (2.68)      (0.19)       (0.48)
                                                                      -------     -------     -------     -------     --------
Net Asset Value, End of period ....................................   $  5.54     $  4.83     $  7.97     $ 10.65     $  10.84
                                                                      =======     =======     =======     =======     ========
TOTAL RETURN ......................................................     16.50%     (24.76)%     10.47%       5.33%        3.20%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ...........................   $16,805     $17,673     $35,924     $60,831     $173,051
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      1.49%       1.50%(a)    1.31%(a)    1.14%(a)     1.09%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      1.49%       1.50%(a)    1.31%(a)    1.14%(a)     1.09%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ......................................      1.43%       1.33%       1.48%       1.38%        1.53%
      After reimbursement and/or waiver of
         expenses by Adviser ......................................      1.43%       1.33%       1.48%       1.38%        1.53%
   Portfolio Turnover .............................................     43.33%     106.18%      60.93%      36.66%       28.76%

----------
(a)  Ratios of expenses to average net assets include interest expense of 0.01%
     for the year ended October 31, 2008 and less than 0.005% for the years ended October 31, 2007 and October 31, 2006. The interest expense is from utilizing the line of credit as discussed in Note H to Financial
     Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       125

Aston Funds
TCH FIXED INCOME FUND - CLASS N
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                 YEAR       YEAR        YEAR           YEAR        YEAR
                                                                 ENDED      ENDED       ENDED          ENDED       ENDED
                                                               10/31/09   10/31/08    10/31/07       10/31/06    10/31/05
                                                               --------   --------    --------       --------    --------
Net Asset Value, Beginning of period .......................   $  8.60    $  9.73     $  9.62        $  9.69     $  10.13
                                                               -------    -------     -------        -------     --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................      0.49(a)    0.47        0.48(a)        0.45(a)      0.42(a)
      Net realized and unrealized gain (loss) on
         investments .......................................      1.44      (1.10)       0.14          (0.04)       (0.38)
                                                               -------    -------     -------        -------     --------
         Total from investment operations ..................      1.93      (0.63)       0.62           0.41         0.04
                                                               -------    -------     -------        -------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ............................................     (0.51)     (0.50)      (0.51)         (0.48)       (0.48)
                                                               -------    -------     -------        -------     --------
         Total distributions ...............................     (0.51)     (0.50)      (0.51)         (0.48)       (0.48)
                                                               -------    -------     -------        -------     --------
Net increase (decrease) in net asset value .................      1.42      (1.13)       0.11          (0.07)       (0.44)
                                                               -------    -------     -------        -------     --------
Net Asset Value, End of period .............................   $ 10.02    $  8.60     $  9.73        $  9.62     $   9.69
                                                               =======    =======     =======        =======     ========
TOTAL RETURN ...............................................     22.99%     (6.89)%      6.56%          4.42%        0.40%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ....................   $47,008    $42,765     $52,662        $77,096     $138,807
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...........................................      0.96%      1.06%       1.04%(b)       0.96%(b)     0.95%
      After reimbursement and/or waiver of expenses by
         Adviser ...........................................      0.61%      0.65%(c)    0.73%(b)(c)    0.75%(b)     0.74%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...........................................      4.93%      4.59%       4.63%          4.45%        3.98%
      After reimbursement and/or waiver of expenses by
         Adviser ...........................................      5.28%      5.00%       4.94%          4.66%        4.19%
   Portfolio Turnover ......................................     40.81%     78.39%      71.61%         71.19%       41.33%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation.
     The interest expense is from utilizing the line of credit as discussed in
     Note H to Financial Statements.

(c)  The Adviser's expense reimbursement level, which affects the net expense ratio was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from
     0.64% to 0.74%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       126

Aston Funds
TCH FIXED INCOME FUND - CLASS I
                                                                OCTOBER 31, 2009
FINANCIAL HIGHLIGHTS

                                                                 YEAR       YEAR        YEAR           YEAR        YEAR
                                                                 ENDED      ENDED       ENDED          ENDED       ENDED
                                                               10/31/09   10/31/08    10/31/07       10/31/06    10/31/05
                                                               --------   --------    --------       --------    --------
Net Asset Value, Beginning of period .......................   $  8.60    $  9.73     $  9.62        $  9.69     $ 10.13
                                                               -------    -------     -------        -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................      0.50(a)    0.48        0.51(a)        0.47(a)     0.44(a)
      Net realized and unrealized gain (loss) on
         investments .......................................      1.44      (1.09)       0.13          (0.03)      (0.37)
                                                               -------    -------     -------        -------     -------
         Total from investment operations ..................      1.94      (0.61)       0.64           0.44        0.07
                                                               -------    -------     -------        -------     -------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
         income ............................................     (0.52)     (0.52)      (0.53)         (0.51)      (0.51)
                                                               -------    -------     -------        -------     -------
      Total distributions ..................................     (0.52)     (0.52)      (0.53)         (0.51)      (0.51)
                                                               -------    -------     -------        -------     -------
Net increase (decrease) in net asset value .................      1.42      (1.13)       0.11          (0.07)      (0.44)
                                                               -------    -------     -------        -------     -------
Net Asset Value, End of period .............................   $ 10.02    $  8.60     $  9.73        $  9.62     $  9.69
                                                               =======    =======     =======        =======     =======
TOTAL RETURN ...............................................     23.14%     (6.65)%      6.84%          4.68%       0.65%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of period (in 000's) ....................   $20,276    $25,891     $39,318        $43,148     $72,876
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...........................................      0.84%      0.81%       0.78%(b)       0.71%(b)    0.70%
      After reimbursement and/or waiver of expenses by
         Adviser ...........................................      0.49%      0.40%(c)    0.47%(b)(c)    0.50%(b)    0.49%
   Ratios of net investment income to average net assets:
      Before reimbursement and/or waiver of expenses by
         Adviser ...........................................      5.05%      4.84%       4.89%          4.70%       4.23%
      After reimbursement and/or waiver of expenses by
         Adviser ...........................................      5.40%      5.25%       5.20%          4.91%       4.44%
   Portfolio Turnover ......................................     40.81%     78.39%      71.61%         71.19%      41.33%

----------
(a)  The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Ratios of expenses to average net assets include interest expense of less than 0.005% for the years ended October 31, 2007 and October 31, 2006, which is not included in the contractual or voluntary expense limitation.
     The interest expense is from utilizing the line of credit as discussed in
     Note H to Financial Statements.

(c)  The Adviser's expense reimbursement level, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser's expense reimbursement level changed from
     0.39% to 0.49%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      127

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS

NOTE (A) FUND ORGANIZATION: The Aston Funds (the "Trust") was organized as a
Delaware statutory trust under a Declaration of Trust dated September 10, 1993.
The Trust is registered under the Investment Company Act of 1940, as amended,
(the "1940 Act") as an open-end management investment company with 24 separate portfolios established by the Board of Trustees as of October 31, 2009.

Aston Asset Management LLC ("Aston"), the investment adviser to each Fund included in these financial statements and the administrator to all of the
Funds, manages each Fund by retaining one or more Sub-Advisers to manage each
Fund. The following 24 portfolios of the Trust are included in these financial statements:

Aston/Montag & Caldwell Growth Fund (the "M&C Growth Fund")

Aston/Veredus Select Growth Fund (the "Veredus Select Growth Fund")

Aston Growth Fund (the "Growth Fund")

Aston/Optimum Large Cap Opportunity Fund (the "Optimum Large Cap Opportunity
Fund")

Aston Value Fund (the "Value Fund")

Aston/TAMRO Diversified Equity Fund, formerly known as Aston/TAMRO All Cap Fund
(the "TAMRO Diversified Equity Fund")

Aston/River Road Dividend All Cap Value Fund, (the "River Road Dividend All Cap
Value Fund")

Aston/Optimum Mid Cap Fund (the "Optimum Mid Cap Fund")

Aston/Montag & Caldwell Mid Cap Growth Fund (the "M&C Mid Cap Growth Fund")

Aston/Cardinal Mid Cap Value Fund (the "Cardinal Mid Cap Value Fund")

Aston/River Road Small-Mid Cap Fund (the "River Road Small-Mid Cap Fund")

Aston/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund")

Aston/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund")

Aston/River Road Small Cap Value Fund (the "River Road Small Cap Value Fund")

Aston/Neptune International Fund (the "Neptune International Fund")

Aston/Barings International Fund (the "Barings International Fund")

Aston Dynamic Allocation Fund, formerly known as Aston/Smart Portfolios Fund
(the "Dynamic Allocation Fund")

Aston/New Century Absolute Return ETF Fund (the "New Century Absolute Return ETF
Fund")

Aston/M.D. Sass Enhanced Equity Fund, formerly known as Aston/MB Enhanced Equity
Income Fund (the "M.D. Sass Enhanced Equity Fund")

Aston/Lake Partners LASSO Alternatives Fund (the "Lake Partners LASSO
Alternatives Fund")

Aston/Fortis Real Estate Fund (the "Fortis Real Estate Fund")

Aston/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund")

Aston Balanced Fund (the "Balanced Fund")

Aston/TCH Fixed Income Fund (the "TCH Fixed Income Fund")

M&C Growth Fund and Growth Fund are authorized to issue three classes of shares
(Class N Shares, Class I Shares and Class R Shares). Veredus Select Growth Fund,
Value Fund, River Road Dividend All Cap Value Fund, Optimum Mid Cap Fund, River
Road Small-Mid Cap Fund, Veredus Aggressive Growth Fund, TAMRO Small Cap Fund,
River Road Small Cap Value Fund, Neptune International Fund, Barings
International Fund, Fortis Real Estate Fund, M&C Balanced Fund, Balanced Fund
and TCH Fixed Income Fund are each authorized to issue two classes of shares
(Class N Shares and Class I Shares). Optimum Large Cap Opportunity Fund, TAMRO
Diversified Equity Fund, M&C Mid Cap Growth Fund, Cardinal Mid Cap Value Fund,
Dynamic Allocation Fund, New Century Absolute Return ETF Fund, M.D. Sass
Enhanced Equity Fund and Lake Partners LASSO Alternatives Fund are each authorized to issue one class of shares (Class I Shares for Lake Partners LASSO
Alternatives Fund, Class N Shares for all others). Currently Barings
International Fund offers only Class I Shares and Balanced Fund offers only
Class N Shares. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees. TAMRO Small Cap Fund and River Road Small Cap Value Fund are
closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C GROWTH FUND        Long-term capital appreciation and, secondarily, current
                       income, by investing primarily in common stocks and
                       convertible securities.

VEREDUS SELECT         Capital appreciation.
   GROWTH FUND

GROWTH FUND            Long-term total return through a combination of capital
                       appreciation and current income by investing primarily in
                       a combination of stocks and bonds.

OPTIMUM LARGE CAP      Long-term capital appreciation.
   OPPORTUNITY FUND

VALUE FUND             Total return through long-term capital appreciation and
                       current income.

TAMRO DIVERSIFIED      Long-term capital appreciation.
   EQUITY FUND

RIVER ROAD DIVIDEND    High current income and, secondarily, long-term capital
   ALL CAP VALUE FUND  appreciation.

OPTIMUM MID CAP        Long-term total return through capital appreciation by
   FUND                investing primarily in common and preferred stocks and
                       convertible securities.

M&C MID CAP            Long-term capital appreciation and secondarily, current
   GROWTH FUND         income, by investing primarily in common stocks and
                       convertible securities.

CARDINAL MID CAP       High level of total return.
   VALUE FUND

RIVER ROAD SMALL-MID   Long-term capital appreciation.
   CAP FUND

VEREDUS AGGRESSIVE     Capital appreciation.
   GROWTH FUND

TAMRO SMALL CAP        Long-term capital appreciation.
   FUND

                                      128

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

RIVER ROAD SMALL        Long-term capital appreciation.
   CAP VALUE FUND
NEPTUNE                 Long-term capital appreciation.
   INTERNATIONAL FUND
BARINGS                 Total return.
   INTERNATIONAL FUND
DYNAMIC ALLOCATION      Long-term capital appreciation.
   FUND
NEW CENTURY             Positive total return.
   ABSOLUTE RETURN
   ETF FUND
M.D. SASS ENHANCED      Total return through a combination of a high level
   EQUITY FUND          of current income and capital appreciation.
LAKE PARTNERS LASSO     Long term total return with reduced correlation
   ALTERNATIVES FUND    to the conventional stock and bond markets.
FORTIS REAL ESTATE      Total return through a combination of growth and
   FUND                 income.
M&C BALANCED FUND       Long-term total return.
BALANCED FUND           Growth of capital with current income by investing
                        in a combination of equity and fixed income
                        securities.
TCH FIXED INCOME        High current income consistent with prudent risk
   FUND                 of capital.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with
US generally accepted accounting principles.

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the
NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or
NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds are valued at the underlying fund's net asset value ("NAV") at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded.
Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in exchange traded funds ("ETFs"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds' fees and expenses.

Certain Funds invest in securities of other investment companies, including
ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the
Fund's fees and expenses.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                                       129

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows:

                                                                                    Level 2        Level 3
                                                     Total           Level 1      Significant    Significant
                                                   Value at          Quoted        Observable   Unobservable
FUNDS                                              10/31/09           Price          Input          Input
-----                                           --------------   --------------   -----------   ------------
M&C GROWTH FUND
   Investments in Securities* ...............   $2,487,087,612   $2,487,087,612   $        --      $   --
                                                ==============   ==============   ===========      ======
VEREDUS SELECT GROWTH FUND
   Investments in Securities* ...............   $   86,314,254   $   86,314,254   $        --      $   --
                                                ==============   ==============   ===========      ======
GROWTH FUND
   Investments in Securities* ...............   $  202,438,332   $  202,438,332   $        --      $   --
                                                ==============   ==============   ===========      ======
OPTIMUM LARGE CAP OPPORTUNITY FUND
   Investments in Securities* ...............   $    4,201,166   $    4,201,166   $        --      $   --
                                                ==============   ==============   ===========      ======
VALUE FUND
   Investments in Securities* ...............   $  225,725,844   $  225,725,844   $        --      $   --
                                                ==============   ==============   ===========      ======
TAMRO DIVERSIFIED EQUITY FUND
   Investments in Securities* ...............   $   10,519,869   $   10,519,869   $        --      $   --
                                                ==============   ==============   ===========      ======
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities* ...............   $  158,554,117   $  158,554,117   $        --      $   --
                                                ==============   ==============   ===========      ======
OPTIMUM MID CAP FUND
   Investments in Securities* ...............   $  988,690,426   $  988,690,426   $        --      $   --
                                                ==============   ==============   ===========      ======
M&C MID CAP GROWTH FUND
   Investments in Securities* ...............   $    2,986,293   $    2,986,293   $        --      $   --
                                                ==============   ==============   ===========      ======
CARDINAL MID CAP VALUE FUND
   Investments in Securities* ...............   $      926,062   $      926,062   $        --      $   --
                                                ==============   ==============   ===========      ======
RIVER ROAD SMALL-MID CAP FUND
   Investments in Securities* ...............   $  208,535,085   $  208,535,085   $        --      $   --
                                                ==============   ==============   ===========      ======
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities* ...............   $   45,998,175   $   45,998,175   $        --      $   --
                                                ==============   ==============   ===========      ======
TAMRO SMALL CAP
   Common Stocks
   Consumer Discretionary ...................   $  164,983,026   $  164,983,026   $        --      $   --
   Consumer Staples .........................       57,064,879       57,064,879            --          --
   Energy ...................................       60,306,524       60,306,524            --          --
   Financials ...............................      139,631,805      139,567,458        64,347          --
   Health Care ..............................       61,844,132       61,844,132            --          --
   Industrials ..............................       97,419,597       97,419,597            --          --
   Information Technology ...................      145,641,651      145,641,651            --          --
   Telecommunication Services ...............       14,275,889       14,275,889            --          --
                                                --------------   --------------   -----------      ------
                                                   741,167,503      741,103,156        64,347          --
                                                --------------   --------------   -----------      ------
   Investment Company* ......................        7,727,276        7,727,276            --          --
                                                --------------   --------------   -----------      ------
   Total ....................................   $  748,894,779   $  748,830,432   $    64,347      $   --
                                                ==============   ==============   ===========      ======
RIVER ROAD SMALL CAP VALUE FUND
   Common Stocks
   Consumer Discretionary ...................   $  133,425,656   $  132,894,134   $   531,522      $   --
   Consumer Staples .........................       79,557,101       79,557,101            --          --
   Energy ...................................       28,807,794       28,807,794            --          --
   Financials ...............................       72,429,481       72,429,481            --          --
   Health Care ..............................       33,831,345       33,831,345            --          --
   Industrials ..............................       60,871,494       60,871,494            --          --
   Information Technology ...................       29,252,138       27,506,823     1,745,315          --
   Materials ................................       25,454,598       25,454,598            --          --
   Utilities ................................       13,116,423       13,116,423            --          --
                                                --------------   --------------   -----------      ------
                                                   476,746,030      474,469,193     2,276,837          --
                                                --------------   --------------   -----------      ------
   Investment Company* ......................       24,936,205       24,936,205            --          --
                                                --------------   --------------   -----------      ------
   Total ....................................   $  501,682,235   $  499,405,398   $ 2,276,837      $   --
                                                ==============   ==============   ===========      ======

                                      130

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                                                    Level 2        Level 3
                                                     Total           Level 1      Significant    Significant
                                                   Value at          Quoted        Observable   Unobservable
FUNDS                                              10/31/09           Price          Input          Input
-----                                           --------------   --------------   -----------   ------------
NEPTUNE INTERNATIONAL FUND
   Common Stocks
   Australia ................................   $       24,521   $           --     $  24,521      $   --
   Brazil ...................................           46,220           46,220            --          --
   China ....................................          423,655          100,984       322,671          --
   Italy ....................................           24,767               --        24,767          --
   Japan ....................................           47,979               --        47,979          --
   Luxembourg ...............................           12,115               --        12,115          --
   Netherlands ..............................           59,044               --        59,044          --
   Norway ...................................           33,057               --        33,057          --
   Russia ...................................          267,489          205,585        61,904          --
   Switzerland ..............................           56,716               --        56,716          --
   Taiwan ...................................           19,080           19,080            --          --
   United Kingdom ...........................          459,618               --       459,126         492
                                                --------------   --------------   -----------      ------
   Total ....................................   $    1,474,261   $      371,869   $ 1,101,900      $  492
                                                ==============   ==============   ===========      ======
BARINGS INTERNATIONAL FUND
   Common Stocks
   Australia ................................   $    1,003,880   $           --   $ 1,003,880      $   --
   Belgium ..................................          527,203               --       527,203          --
   Brazil ...................................        1,255,179        1,255,179            --          --
   Canada ...................................          457,814          457,814            --          --
   China ....................................          395,057               --       395,057          --
   France ...................................        1,623,425               --     1,623,425          --
   Germany ..................................        2,620,174               --     2,620,174          --
   Hong Kong ................................        1,087,135               --     1,087,135          --
   Japan ....................................        4,163,562               --     4,163,562          --
   Netherlands ..............................        1,732,541               --     1,732,541          --
   Norway ...................................          438,304               --       438,304          --
   Papua New Guinea .........................          436,395               --       436,395          --
   Russia ...................................          501,523          501,523            --          --
   Singapore ................................          439,563               --       439,563          --
   Spain ....................................          928,733               --       928,733          --
   Switzerland ..............................        2,357,334          425,313     1,932,021          --
   United Kingdom ...........................        7,064,433               --     7,058,623       5,810
                                                --------------   --------------   -----------      ------
                                                    27,032,255        2,639,829    24,386,616       5,810
                                                --------------   --------------   -----------      ------
   Exchange Traded Fund .....................          703,560          703,560            --          --
   Investment Company* ......................          419,474          419,474            --          --
                                                --------------   --------------   -----------      ------
   Total ....................................   $   28,155,289   $    3,762,863   $24,386,616      $5,810
                                                ==============   ==============   ===========      ======
DYNAMIC ALLOCATION FUND
   Investments in Securities* ...............   $   39,043,536   $   39,043,536   $        --      $   --
                                                ==============   ==============   ===========      ======
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Investments in Securities* ...............   $   17,706,194   $   17,706,194   $        --      $   --
                                                ==============   ==============   ===========      ======
M.D. SASS ENHANCED EQUITY FUND
   Common Stocks* ...........................   $   22,520,953   $   22,520,953   $        --      $   --
   Purchased Options ........................          250,900          250,900            --          --
   Investment Company* ......................        1,285,564        1,285,564            --          --
   Other Financial Instruments** ............       (1,283,625)      (1,283,625)           --          --
                                                --------------   --------------   -----------      ------
   Total ....................................   $   22,773,792   $   22,773,792   $        --      $   --
                                                ==============   ==============   ===========      ======
LAKE PARTNERS LASSO ALTERNATIVE FUND
   Investments in Securities* ...............   $    1,824,248   $    1,824,248   $        --      $   --
                                                ==============   ==============   ===========      ======
FORTIS REAL ESTATE FUND
   Investments in Securities* ...............   $   25,742,417   $   25,742,417   $        --      $   --
                                                ==============   ==============   ===========      ======
M&C BALANCED FUND
   Common Stocks* ...........................   $   10,276,102   $   10,276,102   $        --      $   --
   Corporate Notes and Bonds ................        3,755,092               --     3,755,092          --
   U.S. Government and Agency Obligations ...        1,785,539               --     1,785,539          --
                                                --------------   --------------   -----------      ------
Total .......................................   $   15,816,733   $   10,276,102   $ 5,540,631      $   --
                                                ==============   ==============   ===========      ======

                                       131

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                                                    Level 2        Level 3
                                                     Total           Level 1      Significant    Significant
                                                   Value at          Quoted        Observable   Unobservable
FUNDS                                              10/31/09           Price          Input          Input
-----                                           --------------   --------------   -----------   ------------
BALANCED FUND
   Common Stocks* ...........................   $    9,946,631   $    9,946,631   $        --      $   --
   U.S. Government and Agency Obligations ...        2,948,631               --     2,948,631          --
   Corporate Notes and Bonds ................        2,944,622               --     2,944,622          --
   Investment Company* ......................          962,607          962,607            --          --
                                                --------------   --------------   -----------      ------
   Total ....................................   $   16,802,491   $   10,909,238   $ 5,893,253      $   --
                                                ==============   ==============   ===========      ======
TCH FIXED INCOME FUND
   Corporate Notes and Bonds ................   $   35,323,525   $           --   $35,323,525      $   --
   U.S. Government and Agency Obligations ...       25,804,568               --    25,804,568          --
   Commercial Mortgage-Backed Securities ....        1,732,582               --     1,732,582          --
   Investment Company* ......................        3,515,024        3,515,024            --          --
                                                --------------   --------------   -----------      ------
   Total ....................................   $   66,375,699   $    3,515,024   $62,860,675      $   --
                                                ==============   ==============   ===========      ======

*    Common Stocks and Investment Companies are Level 1. Please refer to the
     Schedule of Investments for industry, sector or country breakout.

**   Other financial instruments include written options for the M.D. Sass
     Enhanced Equity Fund.

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of October 31, 2009:

                                                               Investments in
                                                                 Securities
                                                               --------------
NEPTUNE INTERNATIONAL FUND
   Fair Value, beginning of period .........................       $    --
   Net purchases (sales) ...................................          (252)
   Total net realized gains (losses) .......................           743
   Total change in unrealized appreciation (depreciation) ..             1
                                                                   -------
   Fair Value, end of period ...............................       $   492
                                                                   =======
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ............       $     1
                                                                   =======
BARINGS INTERNATIONAL FUND
   Fair Value, beginning of period .........................       $    --
   Net purchases (sales) ...................................         5,116
   Total net realized gains (losses) .......................           680
   Total change in unrealized appreciation (depreciation) ..            14
                                                                   -------
   Fair Value, end of period ...............................       $ 5,810
                                                                   =======
   Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ............       $    14
                                                                   =======

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser or
Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. At October
31, 2009, the Funds did not own any repurchase agreements.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: Each Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At October 31, 2009, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: M&C Balanced Fund, Balanced Fund and TCH Fixed
Income Fund may invest in mortgage-backed securities ("MBS"), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal
Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage
Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage
Corporation) are supported only by the credit of the issuer.

                                      132

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. The Funds previously listed may also invest in collateralized mortgage obligations ("CMO")
and real estate mortgage investment conduits ("REMIC"). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These
MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) OPTIONS CONTRACTS: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's
Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a
Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the year in the TAMRO Diversified Equity, M.D.
Sass Enhanced Equity and New Century Absolute Return ETF Funds. The fair value of purchased options in the TAMRO Diversified Equity Fund is included in the
Investments at Cost line in the Statement of Assets and Liabilities. The premiums received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a separate line item in the
Statement of Assets and Liabilities. Net realized and unrealized gain/loss amounts are included in separate line items in the Statements of Operations for these respective funds. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds
at October 31, 2009. There were no outstanding options purchased or written for the New Century Absolute Return ETF Fund at October 31, 2009. The contract volumes indicated within are indicative of activity for the year ended October
31, 2009.

(6) FORWARD FOREIGN CURRENCY CONTRACTS: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts
("forward contracts") for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund's investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of October
31, 2009, there were no open forward foreign currency contracts.

(7) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily and is captured in dividends and interest receivable. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the
Optimum Mid Cap Fund and First In First Out ("FIFO") method for all other Funds.

(8) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m.
U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses)
and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

(9) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been

                                      133

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2009, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                               2010        2011      2012     2013     2014        2015        2016          2017          TOTAL
                            ---------   ---------   -------   ----   ---------   --------   -----------   -----------   -----------
M&C Growth Fund .........   $      --   $      --   $    --   $--    $      --   $     --   $        --   $86,434,151   $86,434,151
Veredus Select
   Growth Fund ..........          --          --        --    --           --         --    20,645,901    18,622,364    39,268,265
Growth Fund .............          --          --        --    --           --         --    11,375,824    27,330,965    38,706,789
Optimum Large Cap
   Opportunity Fund .....          --          --        --    --           --    900,934     4,340,402     1,110,827     6,352,163
Value Fund ..............          --          --        --    --           --         --            --    29,923,488    29,923,488
TAMRO Diversified
   Equity Fund ..........          --          --        --    --           --         --       323,950     1,119,889     1,443,839
River Road Dividend
   All Cap Value Fund ...          --          --        --    --           --         --     3,845,894     6,959,803    10,805,697
Optimum Mid Cap Fund ....          --          --        --    --           --         --            --       409,568       409,568
M&C Mid Cap
   Growth Fund ..........          --          --        --    --           --         --       343,633       413,601       757,234
Cardinal Mid Cap
   Value Fund ...........          --          --        --    --           --         --        81,755       294,280       376,035
River Road Small-Mid
   Cap Fund .............          --          --        --    --           --    171,820     4,200,696    11,382,935    15,755,451
Veredus Aggressive
   Growth Fund ..........          --          --        --    --           --         --    22,597,198    16,347,889    38,945,087
TAMRO Small Cap Fund ....          --          --        --    --           --         --    24,563,509    63,071,540    87,635,049
River Road Small Cap
   Value Fund ...........          --          --        --    --           --         --    35,323,830    36,796,207    72,120,037
Neptune International
   Fund .................          --          --        --    --           --      7,221       732,365     2,673,800     3,413,386
Barings International
   Fund .................          --          --        --    --           --         --     1,923,797       966,034     2,889,831
New Century Absolute
   Return ETF Fund ......          --          --        --    --           --         --       454,248     2,031,844     2,486,092
M.D. Sass Enhanced
   Equity Fund ..........          --          --        --    --           --         --            --       152,602       152,602
Fortis Real Estate
  Fund ..................          --          --        --    --           --         --    12,378,561    11,228,100    23,606,661
M&C Balanced Fund .......   4,092,594   2,978,228        --    --           --         --            --       638,828     7,709,650
Balanced Fund ...........          --          --        --    --           --         --       455,967     2,088,044     2,544,011
TCH Fixed Income Fund ...      15,377          --   139,950    --    5,274,089         --     2,654,917     1,270,779     9,355,112

For the year ended October 31, 2009, Growth Fund had $15,120,067 of capital losses that expired.

For the year ended October 31, 2009, Dynamic Allocation Fund utilized $220,013 of capital losses expiring in 2016.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(10) MULTI-CLASS OPERATIONS: With respect to M&C Growth Fund, Veredus Select
Growth Fund, Growth Fund, Value Fund, River Road Dividend All Cap Value Fund,
Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive Growth
Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune
International Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed
Income Fund, each class offered by these Funds has equal rights as to net assets.

Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees.

(11) OFFERING COSTS: Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

                                                               ORIGINAL
FUND                                    COMMENCEMENT DATE   OFFERING COSTS
---                                     -----------------   --------------
Dynamic Allocation Fund                  January 10, 2008      $70,170
New Century Absolute Return ETF Fund        March 4, 2008       83,557
M.D. Sass Enhanced Equity Fund           January 15, 2008       60,391
Lake Partners LASSO Alternatives Fund       April 1, 2009       75,292

                                      134

Aston Funds
                                                               OCTOBER  31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(12) USE OF ESTIMATES: The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(13) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(14) RECENT ACCOUNTING PRONOUNCEMENT: In June 2009, the Financial Accounting
Standards Board (FASB) established the FASB Accounting Standards
Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The
Codification supersedes existing non-grandfathered, non SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The
Codification did not have a material effect on the Fund's financial statements.

NOTE (C) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, M.D. Sass Enhanced
Equity Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Value Fund, Dynamic Allocation Fund, New Century Absolute Return ETF Fund, M&C
Balanced Fund and Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

M&C Growth Fund, Veredus Select Growth Fund, Growth Fund, Optimum Large Cap
Opportunity Fund, TAMRO Diversified Equity Fund, Optimum Mid Cap Fund, M&C Mid
Cap Growth Fund, Cardinal Mid Cap Value Fund, River Road Small-Mid Cap Fund,
Veredus Aggressive Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value
Fund, Neptune International Fund, Barings International Fund, Fortis Real Estate
Fund and Lake Partners LASSO Alternatives Fund, distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in
December.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day's ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of M&C Growth Fund, Veredus
Select Growth Fund, Growth Fund, Value Fund, River Road Dividend All Cap Value
Fund, Optimum Mid Cap Fund, River Road Small-Mid Cap Fund, Veredus Aggressive
Growth Fund, TAMRO Small Cap Fund, River Road Small Cap Value Fund, Neptune
International Fund, Fortis Real Estate Fund, M&C Balanced Fund and TCH Fixed
Income Fund are due to different class expenses. Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, nondeductible expenses, premium amortization, mark to market on Passive Foreign
Investment Companies and adjustment for Real Estate Investment Trusts, are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Permanent differences between book and tax basis reporting for the 2009 fiscal year have been identified and appropriately reclassified as follows. These reclassifications have no impact on net assets.

                                                       ACCUMULATED
                                                    UNDISTRIBUTED NET     ACCUMULATED NET
                                                    INVESTMENT INCOME   REALIZED GAIN (LOSS)   PAID IN CAPITAL
                                                    -----------------   --------------------   ---------------
M&C Growth Fund .................................     $   (6,432)          $     6,432           $         --
Veredus Select Growth Fund ......................         21,533                    --                (21,533)
Growth Fund .....................................             11            15,120,056            (15,120,067)
Value Fund ......................................           (898)                  898                     --
TAMRO Diversified Equity Fund ...................          9,366                    --                 (9,366)
River Road Dividend All Cap Value Fund ..........       (920,045)              911,969                  8,076
Optimum Mid Cap Fund ............................           (748)                  748                     --
M&C Mid Cap Growth Fund .........................         (7,137)                   --                  7,137
Cardinal Mid Cap Value Fund .....................        (30,928)                   --                 30,928
Veredus Aggressive Growth Fund ..................        490,865               329,706               (820,571)
TAMRO Small Cap Fund ............................      1,006,730               174,639             (1,181,369)
River Road Small Cap Value Fund .................          7,354                (7,354)                    --
Neptune International Fund ......................        (82,084)               61,111                 20,973
Barings International Fund ......................       (151,799)              152,036                   (237)
Dynamic Allocation Fund. ........................        (22,624)                  (67)                22,691

                                      135

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                      ACCUMULATED
                                                    UNDISTRIBUTED NET     ACCUMULATED NET
                                                    INVESTMENT INCOME   REALIZED GAIN (LOSS)   PAID IN CAPITAL
                                                    -----------------   --------------------   ---------------
New Century Absolute Return ETF Fund  ...........          6,960                    --                 (6,960)
M.D. Sass Enhanced Equity Fund ..................         (4,317)                   66                  4,251
Lake Partners LASSO Alternatives Fund ...........          1,859                    --                 (1,859)
Fortis Real Estate Fund  ........................        (25,434)               25,434                     --
M&C Balanced Fund ...............................        141,176              (141,176)                    --
Balanced Fund ...................................        127,143              (127,143)                    --
TCH Fixed Income Fund ...........................        (56,885)               56,885                     --

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2009 and
2008 was as follows:

                                                     DISTRIBUTIONS PAID IN 2009              DISTRIBUTIONS PAID IN 2008
                                                  -------------------------------   -------------------------------------------
                                                                      LONG-TERM                         LONG-TERM     RETURN OF
                                                  ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS    CAPITAL
                                                  ---------------   -------------   ---------------   -------------   ---------
M&C Growth Fund ...............................     $6,282,502       $43,115,588      $40,646,846      $227,599,180    $    --
Veredus Select Growth Fund ....................             --                --        6,651,877         1,462,356         --
Growth Fund ...................................        846,488                --        9,845,290        90,452,517         --
Optimum Large Cap Opportunity Fund ............             --                --           26,900                --         --
Value Fund ....................................      4,238,721        26,989,113        7,735,979        35,024,643         --
TAMRO Diversified Equity Fund .................         38,534                --          252,035           976,804         --
River Road Dividend All Cap Value Fund ........      2,632,122                --        2,532,551           495,595     24,198
Optimum Mid Cap Fund ..........................      5,276,291        10,425,693        8,375,773        56,595,670         --
Cardinal Mid Cap Value Fund ...................          8,532                --               --                --         --
River Road Small-Mid Cap Fund .................        268,642                --           58,969                --         --
Veredus Aggressive Growth Fund ................        329,706                --       22,230,291        31,954,642         --
TAMRO Small Cap Fund ..........................        343,822                --            2,106        17,214,592         --
River Road Small Cap Value Fund ...............        584,344                --       10,151,344         1,306,132         --
Neptune International Fund ....................         65,622                --           28,222                --         --
Barings International Fund ....................          4,815                --               --                --         --
Dynamic Allocation Fund .......................        187,961                --           37,610                --         --
New Century Absolute Return ETF Fund ..........        121,220                --               --                --         --
M.D. Sass Enhanced Equity Fund ................      1,297,601                --          210,633                --         --
Fortis Real Estate Fund .......................        977,351                --        3,500,548        19,703,911         --
M&C Balanced Fund .............................        266,425                --          243,807                --         --
Balanced Fund .................................        255,328                --          798,522         5,591,012         --
TCH Fixed Income Fund .........................      3,716,858                --        4,498,684                --         --

As of October 31, 2009, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                                                                  UNREALIZED
                                              CAPITAL LOSS     UNDISTRIBUTED     UNDISTRIBUTED   APPRECIATION/
                                              CARRYFORWARD    ORDINARY INCOME   LONG-TERM GAIN   DEPRECIATION       TOTAL
                                              -------------   ---------------   --------------   -------------   -------------
M&C Growth Fund ...........................   $(86,434,151)     $7,373,003           $   --       $245,084,850   $166,023,702
Veredus Select Growth Fund ................    (39,268,265)             --               --          4,985,278    (34,282,987)
Growth Fund ...............................    (38,706,789)        767,143               --          4,042,025    (33,897,621)
Optimum Large Cap Opportunity Fund ........     (6,352,163)          8,948               --            120,931     (6,222,284)
Value Fund ................................    (29,923,488)        263,036               --        (13,151,691)   (42,812,143)
TAMRO Diversified Equity Fund .............     (1,443,839)             --               --          1,346,316        (97,523)
River Road Dividend All Cap Value Fund ....    (10,805,697)         45,315               --         12,605,656      1,845,274
Optimum Mid Cap Fund ......................       (409,568)        130,625               --         18,988,409     18,709,466
M&C Mid Cap Growth Fund ...................       (757,234)             --               --             58,723       (698,511)
Cardinal Mid Cap Value Fund ...............       (376,035)            904               --             46,089       (329,042)
River Road Small-Mid Cap Fund .............    (15,755,451)        174,467               --         10,344,513     (5,236,471)
Veredus Aggressive Growth Fund ............    (38,945,087)             --               --          4,263,314    (34,681,773)
TAMRO Small Cap Fund ......................    (87,635,049)             --               --         64,097,990    (23,537,059)
River Road Small Cap Value Fund ...........    (72,120,037)        373,360               --         21,226,315    (50,520,362)
Neptune International Fund ................     (3,413,386)         84,460               --           (283,253)    (3,612,179)
Barings International Fund ................     (2,889,831)        114,467               --          3,454,634        679,270
Dynamic Allocation Fund. ..................             --       2,906,655            2,690             77,118      2,986,463
New Century Absolute Return ETF Fund  .....     (2,486,092)         23,030               --          1,154,932     (1,308,130)
M.D. Sass Enhanced Equity Fund ............       (152,602)         12,570               --         (2,154,887)    (2,294,919)
Lake Partners LASSO Alternatives Fund .....             --          36,162               --             55,726         91,888
Fortis Real Estate Fund. ..................    (23,606,661)        341,013               --         (3,410,037)   (26,675,685)
M&C Balanced Fund .........................     (7,709,650)         20,096               --            471,158     (7,218,396)
Balanced Fund .............................     (2,544,011)         18,136               --          1,152,556     (1,373,319)
TCH Fixed Income Fund .....................     (9,355,112)         35,529               --          3,675,147     (5,644,436)

                                      136

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

YEAR ENDED OCTOBER 31, 2009

                                                           PROCEEDS FROM                     NET INCREASE
                                                           REINVESTMENT                      (DECREASE) IN
CLASS N                                        SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                     ----------   ----------------   -----------   ------------------
M&C Growth Fund .........................   48,040,340       1,199,349      (20,046,221)      29,193,468
Veredus Select Growth Fund ..............    1,512,578              --       (1,440,827)          71,751
Growth Fund .............................      357,628          11,664       (1,646,645)      (1,277,353)
Optimum Large Cap Opportunity Fund ......      259,201              --         (254,514)           4,687
Value Fund ..............................      665,155         404,427         (815,629)         253,953
TAMRO Diversified Equity Fund ...........      249,737           5,047         (202,928)          51,856
River Road Dividend All Cap Value Fund ..    8,295,005         214,554       (5,079,305)       3,430,254
Optimum Mid Cap Fund ....................   17,386,101         815,658      (10,657,995)       7,543,764
M&C Mid Cap Growth Fund .................      135,121              --          (12,022)         123,099
Cardinal Mid Cap Value Fund .............        4,306             304           (2,494)           2,116
River Road Small-Mid Cap Fund ...........    6,490,418          12,419       (4,828,043)       1,674,794
Veredus Aggressive Growth Fund ..........      454,822          32,389       (2,054,933)      (1,567,722)
TAMRO Small Cap Fund ....................    9,706,815              --       (4,973,779)       4,733,036
River Road Small Cap Value Fund .........   11,903,620          15,233       (7,995,851)       3,923,002
Neptune International Fund ..............       13,561             188          (10,793)           2,956
Dynamic Allocation Fund .................    4,399,038          22,707         (882,794)       3,538,951
New Century Absolute Return ETF Fund ....    1,448,508          11,710       (1,060,767)         399,451
M.D. Sass Enhanced Equity Fund ..........    1,054,061         128,775         (329,897)         852,939
Fortis Real Estate Fund .................       97,559          34,728         (428,785)        (296,498)
M&C Balanced Fund .......................      155,060          11,210         (386,570)        (220,300)
Balanced Fund ...........................      183,485          52,051         (859,883)        (624,347)
TCH Fixed Income Fund ...................    1,014,253         245,161       (1,539,488)        (280,074)

                                                           PROCEEDS FROM                     NET INCREASE
                                                           REINVESTMENT                      (DECREASE) IN
CLASS I                                        SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                     ----------   ----------------   -----------   ------------------
M&C Growth Fund .........................   28,477,512       1,533,976      (12,374,492)      17,636,996
Veredus Select Growth Fund ..............    1,380,104              --       (1,435,848)         (55,744)
Growth Fund .............................       17,758          69,971         (116,363)         (28,634)
Value Fund ..............................           --       3,924,472               --        3,924,472
River Road Dividend All Cap Value Fund ..    9,063,675          65,666         (144,477)       8,984,864
Optimum Mid Cap Fund ....................    3,738,606         176,622       (2,685,047)       1,230,181
River Road Small-Mid Cap Fund ...........   14,234,102          22,086       (4,387,141)       9,869,047
Veredus Aggressive Growth Fund ..........       56,619          11,803         (565,793)        (497,371)
TAMRO Small Cap Fund ....................   25,690,278          16,172       (8,312,294)      17,394,156
River Road Small Cap Value Fund .........   20,421,198          42,274       (5,163,576)      15,299,896
Neptune International Fund ..............        5,814           1,179       (1,269,615)      (1,262,622)
Barings International Fund ..............    3,866,972             391         (563,522)       3,303,841
Lake Partners LASSO Alternatives Fund ...      189,107              --          (23,660)         165,447
Fortis Real Estate Fund .................           --         172,999         (202,737)         (29,738)
M&C Balanced Fund .......................        7,445           1,055           (2,525)           5,975
TCH Fixed Income Fund ...................      241,798         130,810       (1,359,167)        (986,559)

(a)  Lake Partners LASSO Alternatives Fund commenced investment operations on
     April 1, 2009.

                                                           PROCEEDS FROM                     NET INCREASE
                                                           REINVESTMENT                      (DECREASE) IN
CLASS R                                        SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                     ----------   ----------------   -----------   ------------------
M&C Growth Fund .........................      224,401             542          (53,875)         171,068
Growth Fund .............................        2,955              21           (7,764)         (4,788)

                                       137

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEAR ENDED OCTOBER 31, 2008

                                                           PROCEEDS FROM                     NET INCREASE
                                                           REINVESTMENT                      (DECREASE) IN
CLASS N                                        SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                     ----------   ----------------   -----------   ------------------
M&C Growth Fund .........................   14,677,614       3,514,388      (10,293,943)        7,898,059
Veredus Select Growth Fund ..............    1,689,953         541,855         (984,250)        1,247,558
Growth Fund .............................      771,373       2,263,248       (4,977,106)       (1,942,485)
Optimum Large Cap Opportunity Fund ......      361,985           2,154       (3,051,046)       (2,686,907)
Value Fund ..............................    2,253,400         932,494       (9,395,263)       (6,209,369)
TAMRO Diversified Equity Fund ...........       93,932          94,685         (227,227)          (38,610)
River Road Dividend All Cap Value Fund ..    5,407,124         255,565       (2,121,746)        3,540,943
Optimum Mid Cap Fund ....................   14,676,572       1,873,766      (12,507,157)        4,043,181
M&C Mid Cap Growth Fund (a) .............      318,097              --           (7,739)          310,358
Cardinal Mid Cap Value Fund (a) .........      125,659              --               (1)          125,658
River Road Small-Mid Cap Fund ...........    3,629,344              --         (898,784)        2,730,560
Veredus Aggressive Growth Fund ..........      842,978       1,862,155       (2,674,801)           30,332
TAMRO Small Cap Fund ....................    6,485,985         544,667       (6,508,367)          522,285
River Road Small Cap Value Fund .........    8,591,132         619,572       (8,516,839)          693,865
Neptune International Fund (b) ..........       38,708              --             (276)           38,432
Dynamic Allocation Fund (c) .............    1,095,755           4,045         (362,800)          737,000
New Century Absolute Return ETF
   Fund (d) .............................    1,861,086              --         (269,425)        1,591,661
M.D. Sass Enhanced Equity Fund (e) ......    1,861,954           8,004          (92,036)        1,777,922
Fortis Real Estate Fund .................      509,510       1,311,859       (3,980,634)       (2,159,265)
M&C Balanced Fund .......................      529,844          10,773         (313,911)          226,706
Balanced Fund ...........................      276,024       1,022,624       (2,150,008)         (851,360)
TCH Fixed Income Fund ...................    1,303,287         262,051       (2,004,073)         (438,735)

(a)  M&C Mid Cap Growth and Cardinal Mid Cap Value Funds commenced investment operations on November 2, 2007.

(b)  Neptune International Fund began issuing Class N Shares on June 17, 2008.

(c)  Dynamic Allocation Fund commenced investment operations on January 10,
     2008.

(d)  New Century Absolute Return ETF Fund commenced investment operations on
     March 4, 2008.

(e)  M.D. Sass Enhanced Equity Fund commenced investment operations on January
     15, 2008.

                                                           PROCEEDS FROM                     NET INCREASE
                                                           REINVESTMENT                      (DECREASE) IN
CLASS I                                        SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                     ----------   ----------------   -----------   ------------------
M&C Growth Fund .........................   12,682,376       5,660,710      (18,176,954)         166,132
Veredus Select Growth Fund ..............    5,395,864          34,915         (356,408)       5,074,371
Growth Fund .............................       18,283       3,702,548       (3,296,057)         424,774
Value Fund ..............................        1,193       2,259,330               --        2,260,523
River Road Dividend All Cap Value Fund ..           --           1,485               --            1,485
Optimum Mid Cap Fund ....................    2,546,507         251,251       (1,346,538)       1,451,220
River Road Small-Mid Cap Fund ...........   13,088,539           5,867       (2,068,013)      11,026,393
Veredus Aggressive Growth Fund ..........    1,796,178       1,690,801       (6,624,489)      (3,137,510)
TAMRO Small Cap Fund ....................   14,161,308         174,341       (3,523,490)      10,812,159
River Road Small Cap Value Fund .........    8,821,014         187,412       (1,193,431)       7,814,995
Neptune International Fund ..............    1,273,516           1,973          (38,224)       1,237,265
Barings International Fund (a) ..........    1,515,800              --         (430,156)       1,085,644
Fortis Real Estate Fund .................           --       1,188,863               --        1,188,863
M&C Balanced Fund .......................        5,554             884           (5,535)             903
TCH Fixed Income Fund ...................      482,402         133,683       (1,645,645)      (1,029,560)

(a)  Barings International Fund commenced investment operations on November 2,
     2007.

                                                           PROCEEDS FROM                     NET INCREASE
                                                           REINVESTMENT                      (DECREASE) IN
CLASS R                                        SOLD      OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
-------                                     ----------   ----------------   -----------   ------------------
M&C Growth Fund .........................      124,297          19,649         (259,374)       (115,428)
Growth Fund .............................       28,718           6,734          (14,167)         21,285

                                       138

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended
October 31, 2009 were as follows:

                                                    AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                             --------------------------------   ------------------------------
                                             U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT       OTHER
                                             ---------------   --------------   ---------------   ------------
M&C Growth Fund (1) .....................       $       --     $1,328,664,190     $        --     $625,267,546
Veredus Select Growth Fund ..............               --        244,222,375              --      244,345,797
Growth Fund .............................               --         67,884,897              --       81,596,017
Optimum Large Cap Opportunity Fund ......               --          2,574,399              --        2,716,285
Value Fund ..............................               --         81,816,612              --       78,099,348
TAMRO Diversified Equity Fund ...........               --          7,744,344              --        7,339,836
River Road Dividend All Cap Value Fund ..               --        138,235,071              --       47,821,100
Optimum Mid Cap Fund ....................               --        292,210,853              --      121,450,821
M&C Mid Cap Growth Fund .................               --          1,865,260              --        1,173,767
Cardinal Mid Cap Value Fund .............               --            523,539              --          510,513
River Road Small-Mid Cap Fund ...........               --        144,879,425              --       68,976,310
Veredus Aggressive Growth Fund ..........               --        119,217,708              --      133,810,631
TAMRO Small Cap Fund ....................               --        757,530,649              --      469,372,642
River Road Small Cap Value Fund .........               --        287,177,967              --      124,826,106
Neptune International Fund ..............               --          3,149,540              --       11,628,941
Barings International Fund ..............               --         35,069,159              --       17,967,929
Dynamic Allocation Fund .................               --        110,315,067              --       80,162,233
New Century Absolute Return ETF Fund ....               --         40,419,226              --       37,530,929
M.D. Sass Enhanced Equity Fund ..........               --         14,508,573              --        8,818,550
Lake Partners LASSO Alternatives Fund ...               --          2,374,891              --          676,158
Fortis Real Estate Fund .................               --         30,896,931              --       31,297,970
M&C Balanced Fund .......................          541,099          6,042,392       1,692,122        8,410,094
Balanced Fund ...........................          332,337          6,459,633       1,735,097        9,137,904
TCH Fixed Income Fund ...................        6,390,080         19,538,043      14,616,362       17,330,715

(1)  The M&C Growth Fund had a subscription-in-kind on April 1, 2009 which resulted in transactions into the fund of $1,154,244, which is comprised of securities, cash and dividends accrued in the amounts of $1,148,094,
     $5,186, and $964, respectively. These securities are excluded from the aggregate purchase above.

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table for the year ended
October 31, 2009 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

FUND NAME                        TIME PERIOD     AMOUNT
---------                    -----------------   ------
Fortis Real Estate Fund      2% Within 90 Days   $3,667
Neptune International Fund   2% Within 90 Days       56

NOTE (G) ADVISORY, ADMINISTRATION, DISTRIBUTION SERVICES AND TRUSTEE AGREEMENTS:

ADVISORY. Aston serves as Investment Adviser and Administrator to the Funds.
Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets.
The factors considered by the Board of Trustees in approving the current investment advisory agreement for each Fund are included in the Funds' annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the "Expense
Limitation Agreements"). There are no contractual expense limitations for Class
R shareholders.

                                       139

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

The Expense Limitation Agreements are effective through February 28, 2010, except as noted below. The advisory rates and contractual expense limitations for the year ended October 31, 2009 were as follows:

                                                                                         CONTRACTUAL
                                                                                      EXPENSE LIMITATIONS
                                                                                     -----------------------
FUND NAME                                                     ADVISORY FEES           CLASS N       CLASS I
----------------------------------------------------   ---------------------------   ----------   ----------
M&C Growth Fund.....................................   0.80% on first $800,000,000
                                                         0.60% over $800,000,000         N/A        N/A
Veredus Select Growth Fund..........................             0.80%                  1.30%      1.05%
Growth Fund (a).....................................             0.70%                   N/A        N/A
Optimum Large Cap Opportunity Fund (b)..............             0.80%                  1.22%(c)    N/A
Value Fund (d)......................................             0.80%                   N/A        N/A
TAMRO Diversified Equity Fund.......................             0.80%                  1.20%       N/A
River Road Dividend All Cap Value Fund..............             0.70%                  1.30%      1.05%
Optimum Mid Cap Fund (e)............................    0.80% on first $100,000,000
                                                          0.75% next $300,000,000
                                                         0.70% over $400,000,000        N/A         N/A
M&C Mid Cap Growth Fund.............................             0.85%                  1.40%(c)    N/A
Cardinal Mid Cap Value Fund.........................             0.90%                  1.40%(c)    N/A
River Road Small-Mid Cap Fund.......................             1.00%                  1.50%(c)   1.25%(c)
Veredus Aggressive Growth Fund......................             1.00%                  1.49%      1.24%
TAMRO Small Cap Fund (f)............................             0.90%                   N/A        N/A
River Road Small Cap Value Fund (g).................             0.90%                   N/A        N/A
Neptune International Fund (h)......................             1.00%                  1.27%(c)   1.02%(c)
Barings International Fund (i)......................             1.00%                   N/A       1.25%(c)
Dynamic Allocation Fund.............................             0.80%                  1.30%(c)    N/A
New Century Absolute Return ETF Fund (j)............             1.00%                  1.50%(c)    N/A
M.D. Sass Enhanced Equity Fund (k)..................             0.70%                  1.40%(c)    N/A
Lake Partners LASSO Alternatives Fund...............             1.00%                   N/A       1.35%(c)*
Fortis Real Estate Fund.............................             1.00%                  1.37%      1.12%
M&C Balanced Fund (l)...............................             0.75%                   N/A        N/A
Balanced Fund (m)...................................             0.70%                   N/A        N/A
TCH Fixed Income Fund...............................             0.55%                  0.74%      0.49%

(a)  Aston voluntarily waived 0.01% of its advisory fees for the Growth Fund through October 31, 2009.

(b)  The contractual and voluntary expense limitations prior to March 1, 2009 were 1.40% and 1.10% respectively for the Optimum Large Cap Opportunity
     Fund, however, effective March 1, 2009, Aston agreed to contractually waive management fees and/or reimburse expenses so that the net expense ratio is no more than 1.22% for Class N.

(c)  Aston and the Fund have entered into a contractual expense reimbursement agreement which states for a period of three years subsequent to the commencement of operations of the Fund the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio (not including acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

(d)  Effective March 1, 2009, Aston has agreed to voluntarily waive management fees and/or reimburse expenses for the Value Fund so that the net expense ratio is no more than 1.07% for Class N and 0.82% for Class I. Prior to
     March 1, 2009, the contractual expense limitation was 1.07% for Class N and
     0.82% for Class I.

(e)  Effective March 1, 2009, the contractual expense limitation for the Optimum
     Mid Cap Fund of 1.40% for Class N and 1.15% for Class I was removed.

(f)  Effective March 1, 2009, the contractual expense limitation for the TAMRO
     Small Cap Fund of 1.30% for Class N and 1.05% for Class I was removed.

(g)  Effective March 1, 2009, the contractual expense limitation for the River
     Road Small Cap Value Fund of 1.50% for Class N and 1.25% for Class I was
     removed.

(h)  Effective February 11, 2008, the contractual expense limitation of 1.40%
     was removed and Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Neptune International Fund so that the net expense ratio is no more than 1.02% for Class I. This voluntary waiver became the contractual expense limitation on February 29, 2008.

(i)  Effective March 31, 2008, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Barings International Fund so that the net expense ratio is no more than 1.15% for Class I.

(j)  The Sub-Adviser has agreed that for any full calendar year of operations, if any such period the Fund had a total return (before taxes) of less than zero then the Sub-Adviser will waive its fee in its entirety for the next succeeding calendar year. For any period when this waiver is in effect,
     Aston has agreed to reduce its advisory fee to 0.15%. For the period ended
     December 31, 2008, the Fund's total return was less than zero, therefore
     Aston reduced its advisory fee to 0.15% for the 2009 calendar year.
     Additionally, Aston voluntarily waived 0.14% of its advisory fees for the
     New Century Absolute Return ETF Fund for the 10 month period ended October
     31, 2009.

(k)  Effective June 1, 2009, the contractual expense limitation for the M.D.
     Sass Enhanced Equity Fund was increased from 1.10% to 1.40% due to a change in the Sub-Adviser.

(l)  Effective November 1, 2006, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the M&C Balanced Fund so that the net expense ratio is no more than 1.35% for Class N and 1.10% for Class I.
     Aston may revise or discontinue the voluntary waiver at any time.

(m)  Effective December 19, 2008, Aston agreed to voluntarily waive management fees and/or reimburse expenses for the Balanced Fund so that the net expense ratio is no more than 1.50% for Class N. Aston may revise or discontinue the voluntary waiver at any time.

*    The Expense Limitation Agreement for Lake Partners LASSO Alternatives Fund
     is in effect through April 1, 2010.

                                      140

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Pursuant to a contractual expense reimbursement arrangement between Aston and the following Funds, during any of the first three years subsequent to the
Fund's commencement of operations for a period of up to three years from the date such amount was waived or reduced of each of the Optimum Large Cap
Opportunity Fund-Class N, M&C Mid Cap Growth Fund-Class N, Cardinal Mid Cap
Value Fund-Class N, River Road Small-Mid Cap Fund-Classes N and I, Neptune
International Fund-Classes N and I, Barings International Fund-Class I, Dynamic
Allocation Fund-Class N, New Century Absolute Return ETF Fund-Class N, M.D. Sass
Enhanced Equity Fund-Class N, and Lake Partners LASSO Alternatives Fund-Class I.
Aston is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund's expense ratio (not including interest expense and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of October 31, 2009 that are entitled to be reimbursed for each Fund are as follows:

                                                               EXPIRATION
                                            ------------------------------------------------
FUNDS                                           2010            2011              2012
-----                                       ------------   --------------   ----------------
Optimum Large Cap Opportunity Fund            $139,592       $  119,883         $ 68,339
M&C Mid Cap Growth Fund                            N/A           98,808           79,648
Cardinal Mid Cap Value Fund                        N/A          103,064           77,563
River Road Small-Mid Cap Fund                       --           41,111               --
Neptune International Fund                      48,302          181,699          118,000
Barings International Fund                         N/A          174,288          139,755
Dynamic Allocation Fund                            N/A          105,329           89,827
New Century Absolute Return ETF Fund               N/A           97,083           26,954
M.D. Sass Enhanced Equity Fund                     N/A          127,941          143,213
Lake Partners LASSO Alternatives Fund (1)          N/A              N/A           94,071
                                              --------       ----------         --------
   TOTALS                                     $187,894       $1,049,206         $837,370
                                              ========       ==========         ========

(1)  The Fund commenced operations in the current fiscal year.

For the year ended October 31, 2009, the Adviser was reimbursed $102,394 by the
River Road Small-Mid Cap Fund. No other Fund in the above table reimbursed the
Adviser during the period.

During the year ended October 31, 2009, the respective Sub-adviser reimbursed the following Funds for losses incurred on transactions not meeting the Funds'
investment guidelines:

                             PAYMENT BY
                              AFFILIATE
                             ----------
Growth Fund                    $    11
Neptune International Fund          13
Barings International Fund      10,678
Dynamic Allocation Fund             67

Aston manages each Fund by retaining one or more sub-advisers to manage each
Fund as follows:

FUND                                            SUB-ADVISER
----                            -------------------------------------------
M&C Growth Fund                 Montag & Caldwell, Inc.
Veredus Select Growth Fund      Todd-Veredus Asset Management LLC(1)
Growth Fund                     Montag & Caldwell, Inc.(2)
Optimum Large Cap Opportunity
   Fund                         Optimum Investment Advisers, LLC
Value Fund                      MFS Institutional Advisors Inc.
TAMRO Diversified Equity Fund   TAMRO Capital Partners LLC
River Road Dividend All Cap
   Value Fund                   River Road Asset Management, LLC

FUND                                            SUB-ADVISER
----                            -------------------------------------------
Optimum Mid Cap Fund            Optimum Investment Advisors, LLC
M&C Mid Cap Growth
   Fund                         Montag & Caldwell, Inc.
Cardinal Mid Cap Value Fund     Cardinal Capital Management, L.L.C.
River Road Small-Mid Cap
   Fund                         River Road Asset Management, LLC
Veredus Aggressive Growth
   Fund                         Todd-Veredus Asset Management LLC(1)
TAMRO Small Cap Fund            TAMRO Capital Partners LLC
River Road Small Cap Value
   Fund                         River Road Asset Management, LLC
Neptune International Fund      Neptune Investment Management Limited
Barings International Fund      Baring International Investment Limited
Dynamic Allocation Fund         Smart Portfolios, LLC
New Century Absolute
   Return ETF Fund              New Century Capital Management, LLC
M.D. Sass Enhanced Equity
   Fund                         M.D. Sass Investors Services, Inc.(3)
Lake Partners LASSO
   Alternatives Fund            Lake Partners, Inc.
Fortis Real Estate Fund         Fortis Investment Management USA, Inc.(4)
M&C Balanced
   Fund                         Montag & Caldwell, Inc.
Balanced Fund                   Montag & Caldwell, Inc. (Equity Portion)
                                Taplin, Canida & Habacht LLC (Fixed
                                Income Portion)
TCH Fixed Income Fund           Taplin, Canida & Habacht, LLC

(1)  Effective April 30, 2009, Veredus Asset Management LLC merged with Todd
     Investment Advisors, Inc. and became Todd-Veredus Asset Management, LLC.

(2)  Effective January 1, 2008, Montag & Caldwell, Inc. became the subadviser to the Fund. Prior to January 1, 2008, ABN AMRO Asset Management, Inc. was the
     subadviser.

(3)  Effective June 1, 2009, M.D. Sass Investor Services, Inc. became the subadviser to the Fund. Prior to June 1, 2009, MB Investment Partners, Inc.
     was the subadviser.

(4)  Effective August 1, 2008, Fortis Asset Management USA, Inc. became the subadviser to the Fund. Prior to August 1, 2008, ABN AMRO Asset Management,
     Inc. was the subadviser.

Sub-advisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements are included in the Funds' annual or semi-annual report to shareholders covering the period in which such approval occurred.

ADMINISTRATION. Under the terms of the administration agreement between the
Funds and Aston, the Funds' administrator, ("Administration Agreement"), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL        ANNUAL RATE
-------------------   ------------
First $7.4 billion      0.0490%
Over  $7.4 billion      0.0465%

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly named PFPC Inc., provides certain administrative services to the Funds pursuant to a
Sub-administration and Accounting Services Agreement between Aston and PNC (the
"Sub-Administration Agreement"). Under the terms of the Sub-Administration
Agreement, sub-administration fees, which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.022% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

                                       141

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DISTRIBUTION SERVICES. PFPC Distributors, Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to Rule
12b-1 distribution plans (the "Plans") adopted by the Funds, with respect to
Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's
Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. The Class I shares do not have distribution plans.
From December 18, 2008 to October 31, 2009, the Aston Balanced Fund and the
TAMRO Diversified Equity Fund did not charge 12b-1 fees under the Class N Shares
Plan. From May 1, 2009 to October 31, 2009 and from July 1, 2009 to October 31,
2009, TCH Fixed Income Fund and M&C Balanced Fund, respectfully, did not charge
12b-1 fees under the Class N Shares Plan.

TRUSTEES. The Trustees of the Trust who are not affiliated with the investment adviser or sub-advisers receive an annual retainer and per meeting fees. The
Lead Independent Trustee and Committee Chairs receive an additional retainer.
The Trustees of the Trust who are not affiliated with the investment adviser or sub-advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. No officer or employee of the investment adviser, sub-advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the year ended October 31, 2009 was
$365,500.

NOTE (H) CREDIT AGREEMENT: Effective April 28, 2009, the Trust entered into a
Credit Agreement with PNC Bank, National Association which provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust except for the Lake Partners LASSO Alternatives Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.25% of the commitment amount of the facility. The Veredus Aggressive Growth Fund utilized the line of credit during the period April 28, 2009 to October 31, 2009. The average daily loan balance outstanding on the days where borrowing existed was $2,105,100, the weighted average interest rate was 2.68% and the interest expense, which is included on the Statement of Operations was $627. No other Fund utilized the line of credit during the same period.

Prior to April 28, 2009, the Credit Agreement with The Bank of Nova Scotia had an annual facility fee of 0.125% of the commitment amount of the facility in addition to an annual administration fee of $75,000. The Optimum Mid Cap Fund utilized the line of credit during the period November 1, 2008 to April 28,
2009. The average daily loan balance outstanding on the days where borrowings existed was $2,160,413, the weighted average interest rate was 3.25% and the interest expense, which is included on the Statement of Operations was $2,901.
No other Fund utilized the line of credit during the period November 1, 2008 to
April 28, 2009. The Credit Agreement with The Bank of Nova Scotia was terminated on April 29, 2009.

NOTE (I) REFLOW FUND LLC: The Veredus Aggressive Growth Fund may participate in the ReFlow Fund LLC program ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the
Veredus Aggressive Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

The costs to the Veredus Aggressive Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of October 31, 2009, the Veredus Aggressive Growth Fund had not utilized
ReFlow.

NOTE (J) LIQUIDATIONS: Aston/ClariVest Mid Cap Growth Fund and Aston/SGA
International Small-Mid Cap Fund were terminated and liquidated on January 29,
2009. Aston/Fortis Global Real Estate Fund was terminated and liquidated on July
30, 2009.

NOTE (K) SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Funds through December 29, 2009, the date the financial statements were issued, and has determined that there were subsequent events as follows:

The Trust filed a Post Effective Amendment to its Registration Statement on
October 5, 2009, for the purpose of adding a new series to the Trust,
Aston/Fasciano Small Cap Fund. This new Fund is expected to commence operations on or about December 21, 2009.

Aston Asset Management LLC ("Aston"), the investment adviser for each Fund, is a wholly-owned subsidiary of Highbury Financial Inc. ("Highbury"). On December 14,
2009, Highbury entered into a definitive merger agreement with Affiliated
Managers Group, Inc. ("AMG") and its wholly-owned subsidiary, Manor LLC ("Merger
Sub"), pursuant to which the parties agreed to merge Highbury with and into
Merger Sub, resulting

                                      142

Aston Funds
                                                                OCTOBER 31, 2009
NOTES TO FINANCIAL STATEMENTS - CONTINUED

in AMG's acquisition of Highbury (the "Transaction"). Upon completion of the
Transaction, Aston will be converted to a Delaware limited partnership and change its name to "Aston Asset Management, LP." AMG will own a majority equity interest in Aston, and certain members of senior management and key employees of
Aston will retain an equity interest in Aston. Upon the closing of the
Transaction, Aston expects to have substantially the same personnel with substantially the same responsibilities as before, with no change in its day-to-day operations, or the services provided to its clients.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Investment Advisory Agreement for each Fund provides for its automatic termination in the event of its assignment as defined in the 1940 Act. The
Transaction will result in an "assignment" and termination of the Investment
Advisory Agreement for each Fund, which will cause the termination of each
Sub-Investment Advisory Agreement then in effect with respect to each Fund. At an in person meeting on December 6, 2009, the Board of Trustees considered a number of proposals in connection with the Transaction. At that meeting, the
Board of Trustees, approved a new Investment Advisory Agreement with Aston Asset
Management, LP with respect to each Fund and new Sub-Investment Advisory
Agreement(s) between Aston Asset Management, LP and the applicable subadviser(s)
with respect to each Fund to take effect upon the termination of the current agreements. The Board of Trustees also approved an amendment to the By Laws of the Trust to increase the mandatory retirement age of trustees; and nominated ten trustees to stand for election to the Board, contingent upon the completion of the Transaction.

Shareholder approval of the new Sub-Investment Advisory Agreements is not
required pursuant to a "manager-of-managers" exemptive order obtained by the
Trust and Aston Asset Management LLC. Shareholder approval will be sought with respect to the election of new trustees, the amendment to the By-Laws and the new Investment Advisory Agreement. Shareholders of each Fund will receive a proxy statement in the first quarter of 2009, which will describe these proposals in more detail. If a new Investment Advisory Agreement is approved by shareholders of substantially all of the Funds and certain other closing conditions of the Transaction are satisfied or waived, the new Investment
Advisory Agreements and Sub-Investment Advisory Agreements will become effective as of the closing date of the Transaction. If the Transaction does not close, the current agreements will remain in full force and effect. It is anticipated that the Transaction will close in the second quarter of 2010.

At an in-person meeting of the Board of Trustees on December 6, 2009, the Board
of Trustees voted in favor of recommending that shareholders approve two separate reorganizations (each a "Reorganization") that would (a) reorganize the
Balanced Fund into the M&C Balanced Fund and (b) reorganize the Growth Fund into the M&C Growth Fund. Shareholders of the Balanced Fund and the Growth Fund will receive a proxy statement in the first quarter of 2009, which will describe these proposals in more detail. If shareholder approval is obtained, the
Reorganizations are expected to occur in the second quarter of 2010.

The Trust anticipates offering Class I shares of the M.D. Sass Enhanced Equity
Fund to the public on or about March 1, 2010. The Trust also anticipates offering Class N shares of the Barings International Fund and Lake Partners
LASSO Alternatives Fund to the public on or about March 1, 2010.

                                      143

Aston Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Aston Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aston/Montag & Caldwell Growth Fund,
Aston/Veredus Select Growth Fund, Aston Growth Fund, Aston/Optimum Large Cap
Opportunity Fund, Aston Value Fund, Aston/TAMRO Diversified Equity Fund,
Aston/River Road Dividend All Cap Value Fund, Aston/Optimum Mid Cap Fund,
Aston/Montag & Caldwell Mid Cap Growth Fund, Aston/Cardinal Mid Cap Value Fund,
Aston/River Road Small-Mid Cap Fund, Aston/Veredus Aggressive Growth Fund,
Aston/TAMRO Small Cap Fund, Aston/River Road Small Cap Value Fund, Aston/Neptune
International Fund, Aston/Barings International Fund, Aston Dynamic Allocation
Fund, Aston/New Century Absolute Return ETF Fund, Aston/M.D. Sass Enhanced
Equity Fund, Aston/Lake Partners LASSO Alternatives Fund, Aston/Fortis Real
Estate Fund, Aston/Montag & Caldwell Balanced Fund, Aston Balanced Fund, and
Aston/TCH Fixed Income Fund (the "Funds") (twenty-four of the portfolios constituting the Aston Funds (the "Trust")) as of October 31, 2009, and the
related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned portfolios of the Funds at October 31, 2009, the results of their operations, changes in their net assets, and financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

(ERNST & YOUNG LLP)

Chicago, Illinois
December 29, 2009

                                      144

Aston Funds
                                                                OCTOBER 31, 2009
ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the
operations of the Public Reference Room may be obtained by calling the SEC at
202 942-8090.

PROXY VOTING: Aston Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on Aston Funds' Web site at www.astonfunds.com; and (iii) on the SEC's Web site at www.sec.gov. Aston
Funds' Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds' Web site at www.astonfunds.com;
and (ii) on the SEC's Web site at www.sec.gov.

TAX INFORMATION: In accordance with Federal tax law, the following Funds hereby make the designations indicated below regarding their fiscal year ended October
31, 2009:

The following are the estimated percentages of the income dividends qualifying for the dividends received deduction available to corporations:

FUND                                     PERCENTAGE
---                                      ----------
M&C Growth Fund                            100.00%
Growth Fund                                100.00%
Value Fund                                 100.00%
TAMRO Diversified Equity Fund              100.00%
River Road Dividend All Cap Value Fund     100.00%
Optimum Mid Cap Fund                       100.00%
Cardinal Mid Cap Value Fund                100.00%
River Road Small-Mid Cap Fund              100.00%
TAMRO Small Cap Fund                       100.00%
River Road Small Cap Value Fund            100.00%
Neptune International Fund                 100.00%
Barings International Fund                 100.00%
Dynamic Allocation Fund                    100.00%
New Century Absolute Return ETF Fund       100.00%
M.D. Sass Enhanced Equity Fund             100.00%
Fortis Real Estate Fund                    100.00%
M&C Balanced Fund                          100.00%
Balanced Fund                              100.00%

Each Fund designates 100%, or if subsequently different, of ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders; and 100%, or if subsequently different, of ordinary income dividends to qualify for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

For the fiscal year ended October 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth
Tax Relief Reconciliation Act of 2003. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the 15% dividend income tax rate.

FUND                                     PERCENTAGE
---                                      ----------
M&C Growth Fund                            100.00%
Growth Fund                                100.00%
Optimum Large Cap Opportunity Fund         100.00%
Value Fund                                 100.00%
River Road Dividend All Cap Value Fund     100.00%
Optimum Mid Cap Fund                       100.00%
Cardinal Mid Cap Value Fund                100.00%
River Road Small-Mid Cap Fund              100.00%
River Road Small Cap Value Fund            100.00%
Neptune International Fund                 100.00%
Barings International Fund                 100.00%
Dynamic Allocation Fund                    100.00%
New Century Absolute Return ETF Fund       100.00%
M.D. Sass Enhanced Equity Fund              24.52%
Lake Partners LASSO Alternatives Fund      100.00%
Fortis Real Estate Fund                      4.32%
M&C Balanced Fund                           66.66%
Balanced Fund                               69.86%

Shareholders should not use the above tax information to prepare their tax returns. The information will be included with your Form 1099 DIV which will be sent to you separately in January 2010.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY
AGREEMENT WITH ASTON ASSET MANAGEMENT WITH RESPECT TO ASTON/M.D. SASS ENHANCED
EQUITY FUND.

The Board of Trustees (the "Board") of the Aston Funds (the "Trust") approved a
Sub-Investment Advisory Agreement (the "Sub-Investment Advisory Agreement")
between Aston Asset Management LLC ("Adviser" or "Aston") and M.D. Sass
Investors Services, Inc. ("Subadviser" or "M.D. Sass") with respect to the
Aston/M.D. Sass Enhanced Equity Fund (f/k/a Aston/MB Enhanced Equity Income
Fund) at an in-person meeting on June 1, 2009. The Board considered information provided, and discussions held, at the June 1st meeting by Aston and M.D. Sass.

The Independent Trustees met separately from the "interested" Trustee of the
Trust and any officers of Aston, the Subadviser or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

                                      145

Aston Funds
                                                                OCTOBER 31, 2009
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, extent and quality of services expected to be provided under the Sub-Investment
Advisory Agreement. The Board considered the reputation, qualifications and background of the proposed Subadviser. The Board also considered the investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day investment management of the Fund and the resources made available to such personnel. The Board considered that a portfolio manager of the Fund had joined M.D. Sass, which would result in continuity of the investment strategy. The Board also considered the
Subadviser's experience with institutional and separately managed accounts. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Subadviser are expected to be satisfactory.

FEES, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the subadvisory fee rates under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fund. The Board considered that the subadvisory fee rates were negotiated at arm's length between Aston and the Subadviser, an unaffiliated third party, and that Aston will compensate the Subadviser from its fees. As part of its review of the investment advisory agreement with Aston, the
Board considered whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from any economies of scale.

The Board concluded that the proposed subadvisory fee rates were reasonable in light of the nature, quality and extent of services to be provided and that the economies of scale were limited at this time.

OTHER BENEFITS TO THE SUBADVISER. The Board also considered the character and amount of other incidental benefits received by the Subadviser. The Board considered potential benefits to the Subadviser from the use of "soft dollars"
to pay for research services generated by parties other than the executing broker dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits to be received by the Subadviser from its relationship with the Fund.

CONCLUSION. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory
Agreement are fair and reasonable, and that the approval of the Sub-Investment
Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets.
This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending
Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your
Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the
Prospectus. If these costs were applied to your account, your costs would be higher.

                                      146

Aston Funds
                                                                OCTOBER 31, 2009
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                             BEGINNING     ENDING
                                              ACCOUNT     ACCOUNT                 EXPENSES
                                               VALUE       VALUE      EXPENSE   PAID DURING
                                              05/01/09    10/31/09   RATIO(1)    PERIOD(2)
                                             ---------   ---------   --------   -----------
M&C GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,162.70     1.09%       $5.94
   Class I ...............................      1,000     1,164.40     0.84%        4.58
   Class R ...............................      1,000     1,162.00     1.34%        7.30
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.71     1.09%       $5.55
   Class I ...............................      1,000     1,020.97     0.84%        4.28
   Class R ...............................      1,000     1,018.45     1.34%        6.82
VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,125.30     1.30%       $6.96
   Class I ...............................      1,000     1,128.10     1.05%        5.63
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.65     1.30%       $6.61
   Class I ...............................      1,000     1,019.91     1.05%        5.35
GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,169.00     1.08%       $5.90
   Class I ...............................      1,000     1,170.60     0.83%        4.54
   Class R ...............................      1,000     1,167.80     1.33%        7.27
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.76     1.08%       $5.50
   Class I ...............................      1,000     1,021.02     0.83%        4.23
   Class R ...............................      1,000     1,018.50     1.33%        6.77
OPTIMUM LARGE CAP OPPORTUNITY FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,172.10     1.22%       $6.68
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.06     1.22%       $6.21
VALUE FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,180.10     1.07%       $5.88
   Class I ...............................      1,000     1,181.50     0.82%        4.51
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.81     1.07%       $5.45
   Class I ...............................      1,000     1,021.07     0.82%        4.18
TAMRO DIVERSIFIED EQUITY FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,161.30     1.20%       $6.54
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.16     1.20%       $6.11
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,157.40     1.19%       $6.47
   Class I ...............................      1,000     1,157.60     0.95%        5.17
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.21     1.19%       $6.06
   Class I ...............................      1,000     1,020.42     0.95%        4.84
OPTIMUM MID CAP FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,305.60     1.14%       $6.62
   Class I ...............................      1,000     1,306.80     0.89%        5.17
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,019.46     1.14%       $5.80
   Class I ...............................      1,000     1,020.72     0.89%        4.53

                                             BEGINNING     ENDING
                                              ACCOUNT     ACCOUNT                 EXPENSES
                                               VALUE       VALUE      EXPENSE   PAID DURING
                                              05/01/09    10/31/09   RATIO(1)    PERIOD(2)
                                             ---------   ---------   --------   -----------
M&C MID CAP GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,163.60     1.40%       $7.63
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.15     1.40%       $7.12
CARDINAL MID CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,147.20     1.40%       $7.58
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.15     1.40%       $7.12
RIVER ROAD SMALL-MID CAP FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,111.00     1.50%       $7.98
   Class I ...............................      1,000     1,112.20     1.25%        6.65
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,017.64     1.50%       $7.63
   Class I ...............................      1,000     1,018.90     1.25%        6.36
VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,160.40     1.49%       $8.11
   Class I ...............................      1,000     1,162.10     1.24%        6.76
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,017.69     1.49%       $7.58
   Class I ...............................      1,000     1,018.95     1.24%        6.31
TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,113.00     1.38%       $7.35
   Class I ...............................      1,000     1,114.00     1.13%        6.02
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.25     1.38%       $7.02
   Class I ...............................      1,000     1,019.51     1.13%        5.75
RIVER ROAD SMALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,135.60     1.39%       $7.48
   Class I ...............................      1,000     1,137.80     1.14%        6.14
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.20     1.39%       $7.07
   Class I ...............................      1,000     1,019.46     1.14%        5.80
NEPTUNE INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,254.90     1.27%       $5.34
   Class I ...............................     $1,000     1,254.90     1.02%        5.80
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.80     1.27%       $4.78
   Class I ...............................     $1,000     1,020.06     1.02%        5.19
BARINGS INTERNATIONAL FUND
   ACTUAL FUND RETURN
   Class I ...............................     $1,000    $1,250.00     1.15%       $6.52
   HYPOTHETICAL 5% RETURN
   Class I ...............................     $1,000    $1,019.41     1.15%       $5.85
DYNAMIC ALLOCATION FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,125.20     1.30%       $6.96
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,018.65     1.30%       $6.61
NEW CENTURY ABSOLUTE RETURN ETF FUND
   ACTUAL FUND RETURN
   Class N ...............................     $1,000    $1,142.70     0.99%       $5.35
   HYPOTHETICAL 5% RETURN
   Class N ...............................     $1,000    $1,020.21     0.99%       $5.04

                                       147

Aston Funds
                                                                OCTOBER 31, 2009
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                             BEGINNING     ENDING
                                              ACCOUNT     ACCOUNT                 EXPENSES
                                               VALUE       VALUE      EXPENSE   PAID DURING
                                              05/01/09    10/31/09   RATIO(1)    PERIOD(2)
                                             ---------   ---------   --------   -----------
M.D. SASS ENHANCED EQUITY FUND
   ACTUAL FUND RETURN
   Class N ...............................      $1,000   $1,166.30     1.36%       $7.43
   HYPOTHETICAL 5% RETURN
   Class N ...............................      $1,000   $1,018.35     1.36%       $6.92
LAKE PARTNERS LASSO ALTERNATIVES FUND
   ACTUAL FUND RETURN
   Class I ...............................      $1,000   $1,098.50     1.35%       $7.14
   HYPOTHETICAL 5% RETURN
   Class I ...............................      $1,000   $1,018.40     1.35%       $6.87
FORTIS REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ...............................      $1,000   $1,251.60     1.37%       $7.78
   Class I ...............................       1,000    1,253.30     1.12%        6.36
   HYPOTHETICAL 5% RETURN
   Class N ...............................      $1,000   $1,018.30     1.37%       $6.97
   Class I ...............................       1,000    1,019.56     1.12%        5.70
M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N ...............................      $1,000   $1,116.90     1.18%       $6.30
   Class I ...............................       1,000    1,117.40     1.10%        5.87
   HYPOTHETICAL 5% RETURN
   Class N ...............................      $1,000   $1,019.26     1.18%       $6.01
   Class I ...............................       1,000    1,019.66     1.10%        5.60
BALANCED FUND
   ACTUAL FUND RETURN
   Class N ...............................      $1,000   $1,142.80     1.43%       $7.72
   HYPOTHETICAL 5% RETURN
   Class N ...............................      $1,000   $1,018.00     1.43%       $7.27
TCH FIXED INCOME FUND
   ACTUAL FUND RETURN
   Class N ...............................      $1,000   $1,137.80     0.49%       $2.64
   Class I ...............................       1,000    1,137.90     0.49%        2.64
   HYPOTHETICAL 5% RETURN
   Class N ...............................      $1,000   $1,022.74     0.49%       $2.50
   Class I ...............................       1,000    1,022.74     0.49%        2.50

(1)  Annualized, based on the Funds' most recent fiscal half-year expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

                                       148

Aston Funds
                                                                OCTOBER 31, 2009
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and
Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                   TERM OF                                                  IN FUND
                                 OFFICE (2) AND                                             COMPLEX         OTHER TRUSTEESHIPS/
  NAME, ADDRESS, AGE(1) AND       LENGTH OF              PRINCIPAL OCCUPATION(S)          OVERSEEN BY          DIRECTORSHIPS
   POSITION(S) WITH TRUST       TIME SERVED (1)           DURING PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
------------------------------- --------------- ----------------------------------------- ----------- ------------------------------
DISINTERESTED TRUSTEES

Leonard F. Amari                    15 years    Partner at the law offices of Amari &         24      President of the Board of
c/o Aston Funds                                 Locallo, a practice with exclusive con-               Trustees, John Marshall Law
120 N. LaSalle Street                           centration in real estate taxation and                School
Chicago, IL 60602                               related areas, since 1986; Special
Age: 67                                         Assistant Attorney General since 1986.
Trustee

Gregory T. Mutz                     15 years    CEO of AMLI Residential Properties Trust      24      Director of Alico, Inc.
c/o Aston Funds                                 (a Multifamily REIT), a successor company             (NASDAQ: ALCO) (agribusiness);
120 N. LaSalle Street                           to AMLI Realty Co. since 2004 and a                   Member of Board of Genesis
Chicago, IL 60602                               wholly owned subsidiary of PRIME Property             Financial Solutions (a
Age: 63                                         Fund, LLC, an institutional real estate               privately-held company based
Lead Independent                                co-mingled fund managed by Morgan Stanley             in Portland, Oregon provid-
Trustee                                         Real Estate, Inc.; Vice Chairman of UICI              ing debt recovery, consumer
                                                (NYSE: UCI) (an insurance holding                     lending and credit card
                                                company) from 2003-2004; President and                services); a member of the
                                                CEO of UICI from 1999-2003; Chairman of               Board of WAN S.A., a
                                                Academic Management Service Corp. (a                  residential real estate
                                                student loans and finance company) from               company headquartered in
                                                2000-2003.                                            Warsaw, Poland; a member of
                                                                                                      the Board of Suknip
                                                                                                      International Limited, a
                                                                                                      residential real estate
                                                                                                      company headquartered in St.
                                                                                                      Petersburg, Russia.

Robert B. Scherer                   10 years    President of The Rockridge Group, Ltd         24      Director, Title Reinsurance
c/o Aston Funds                                 (title insurance industry consulting ser-             Company (insurance for title
120 N. LaSalle Street                           vices) since 1994.                                    agents)
Chicago, IL 60602
Age: 68
Trustee

Denis Springer                      10 years    Retired. Senior Vice President and Chief       24     Director, Coleman Cable Inc.
c/o Aston Funds                                 Financial Officer of Burlington Northern              (wire and cable manufacturer)
120 N. LaSalle Street                           Santa Fe Corp. (railroad), 1995-1999.                 (NASDAQ: CCIX)
Chicago, IL 60602
Age: 63
Trustee

                                      149

Aston Funds
                                                                OCTOBER 31, 2009
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                    TERM OF                                                    IN
                                   OFFICE(2)                                                  FUND
                                      AND                                                   COMPLEX      OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE(1) AND     LENGTH OF             PRINCIPAL OCCUPATION(S)          OVERSEEN BY       DIRECTORSHIPS
      POSITION(S) WITH TRUST    TIME SERVED (1)           DURING PAST FIVE YEARS            TRUSTEE        HELD BY TRUSTEE
------------------------------- --------------- ----------------------------------------- ----------- -----------------------

INTERESTED TRUSTEE (3)

Stuart D. Bilton, CFA              15 years     Chief Executive Officer, Aston Asset          24      Director, Baldwin & Lyons,
c/o Aston Funds                                 Management LLC, since 2006; Director,                 Inc. (property and casualty
120 N. LaSalle Street                           Highbury Financial Inc. since August                  insurance firm); Director,
Chicago, IL 60602                               2009; Vice Chairman of ABN AMRO Asset                 Highbury Financial, Inc.
Age: 63                                         Management Holdings, Inc. 2003-2006;
Chairman, Board of Trustees                     President and Chief Executive Officer of
                                                ABN AMRO Asset Management Holdings, Inc.
                                                from 2001-2003; President of Alleghany
                                                Asset Management, Inc. from 1996-2001
                                                (purchased by ABN AMRO in February 2001).

OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson                15 years     President, Aston Asset Management LLC,       N/A      Director, Highbury Financial,
c/o Aston Funds                                 since 2006; Director, Highbury Financial              Inc.
120 N. LaSalle Street                           Inc. since August 2009; President and
Chicago, IL 60602                               Chief Executive Officer of ABN AMRO
Age: 45                                         Investment Fund Services, Inc. (formerly
President (Chief Executive                      known as Alleghany Investment Services,
Officer)                                        Inc.) 1995-2006; Executive Vice President
                                                of ABN AMRO Asset Management (USA) LLC
                                                2001-2005; Director, ABN AMRO Trust
                                                Services Company 2001-2005; Director,
                                                TAMRO Capital Partners LLC and Veredus
                                                Asset Management LLC 2001-2006; Officer
                                                of the Trust since 1993; CPA.

Gerald F. Dillenburg                  12 years  Chief Compliance Officer and Chief           N/A                 N/A
c/o Aston Funds                                 Financial Officer, Aston Asset Management
120 N. LaSalle Street                           LLC, since 2006; Senior Managing Director
Chicago, IL 60602                               ("SMD") of ABN AMRO Investment Fund
Age: 42                                         Services, Inc. (formerly known as
Senior Vice President,                          Alleghany Investment Services, Inc.)
Secretary and Treasurer                         1996-2006; SMD of ABN AMRO Asset
(Chief Financial Officer,                       Management Holdings, Inc. and ABN AMRO
Chief Operating Officer and                     Asset Management, Inc. (formerly known
Chief Compliance Officer)                       as Chicago Capital Management, Inc.)
                                                2001-2006; Operations manager and
                                                compliance officer of ABN AMRO mutual
                                                funds 1996-2006; CPA.

----------
(1)  As of October 31, 2009.

(2)  Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of
     Trustees, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws of the
     Trust.

(3)  "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset
     Management LLC and related entities, which act as the Funds' investment adviser.

                                      150

Aston Funds

ADVISER

Aston Asset Management LLC
120 N. LaSalle Street, 25th Floor
Chicago, IL 60602

SUBADVISERS

Fortis Investment Management USA, Inc.
75 State Street
Boston, MA 02109

Baring International Investment Limited
155 Bishopsgate
London, EC2M 3XY UK

Cardinal Capital Management, L.L.C.
One Greenwich Office Park
Greenwich, CT 06831

Lake Partners, Inc.
24 Field Point Road
Greenwich, CT 06830

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, NY 10036

MFS Institutional Advisors Inc.
500 Boylston Street
Boston, MA 02116

Montag & Caldwell, Inc.
3455 Peachtree Road NE, Suite 1200
Atlanta, GA 30326

SUBADVISERS - CONTINUED

Neptune Investment Management Limited
1 Hammersmith Grove
London, W6 0NB

New Century Capital Management, LLC
36 South Washington Street
Hinsdale, IL 60521

Optimum Investment Advisors, LLC
100 South Wacker Drive, Suite 2100
Chicago, IL 60606

River Road Asset Management, LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

Smart Portfolios, LLC
17865 Ballinger Way NE
Seattle, WA 98155

TAMRO Capital Partners LLC
1660 Duke St.
Alexandria, VA 22314

Taplin, Canida & Habacht LLC
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131

Todd-Veredus Asset Management LLC
6060 Dutchmans Lane
One Paragon Centre, Suite 320
Louisville, KY 40205

SHAREHOLDER SERVICES

Aston Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and Chief Executive Officer
Gerald F. Dillenburg, Senior Vice President, Secretary and Treasurer, Chief
   Operating Officer, Chief Financial Officer and Chief Compliance Officer
Juli A. Braun, Assistant Treasurer
Laura M. Curylo, Assistant Treasurer
James A. Dimmick, Assistant Secretary
Marc J. Peirce, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Willis Tower
233 S. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT
FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY
CALLING 800 992-8151.

                                      151

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

Guide to Shareholder Benefits

We're delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7
p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Shareholder Services Line Is at Your Service 24 Hours a Day

800 992-8151

Investor Services

Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

(ASTON FUNDS LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

ATN NIRAN 09

PART C: OTHER INFORMATION

ITEM 15.	INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 16.	EXHIBITS.

(1) (a) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(d) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(2) (a) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(b) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Appendix G to Part A of this Registration Statement.

(5) Not applicable.

(6) (a) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b) Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(c) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis

2

Investment Management USA, Inc.) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(d) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(e) Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(f) Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners, LLC) is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(g) Amendment to Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(h) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(i) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(j) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(k) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(l) Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.

(m) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 to the Registration Statement as filed November 30, 2006.

3

(n) Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(o) Sub-Investment Advisory Agreement dated December 3, 2008 between Aston Asset Management LLC and Taplin, Canida, and Habacht, LLC is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(p) Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(q) Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(r) Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(s) Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is incorporated by reference to Exhibit (d) (24) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.

(t) Sub-Investment Advisory Agreement dated January 7, 2008 between Aston Asset Management LLC and Smart Portfolios, LLC is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(u) Sub-Investment Advisory Agreement dated June 1, 2009 between Aston Asset Management LLC and M.D. Sass Investors Services, Inc. is incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(v) Sub-Investment Advisory Agreement between Aston Asset Management and Lake Partners, Inc. is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(w) Amendment to Sub-Investment Advisory Agreement dated March 30, 2009 between Aston Asset Management and Lake Partners, Inc. is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(x) Sub-Investment Advisory Agreement dated December 21, 2009 between Aston Asset Management LLC and Fasciano Associates, LLC is incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(7) (a) Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(b) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

4

(c) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(d) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(e) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(f) Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (7)(f).

(g) ABN AMRO Assignment Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

(h) Form of Selling/Services Agreement for Aston Funds is filed herewith as Exhibit (7)(h).

(i) Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(8) Not applicable.

(9) (a) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

(b) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(c) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(d) Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(e) Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(f) Form of Amendment to the Custodian Services Agreement is filed herewith as Exhibit (9)(f).

(10) (a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

5

(b) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(c) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(d) Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment to the Registration Statement No. 105 filed on December 18, 2009.

(e) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(f) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(g) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(h) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(i) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(j) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

6

(k) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(l) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(m) Amended Schedule A to the 18f-3 Plan is incorporated by reference to Exhibit (n)(6) to Post-Effective Amendment No. 105 to the Registration Statement as filed on December 18, 2009.

(11) Opinion of Vedder Price P.C. is filed herewith as Exhibit (11).

(12) Form of Tax Opinion of Vedder Price P.C. is filed herewith as Exhibit (12).

(13) (a) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(d) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(e) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(f) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(g) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(h) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

(i) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

7

(j) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(k) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(l) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(m) Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (13)(m).

(n) Form of Amendment to the Transfer Agency Services Agreement is filed herewith as Exhibit (13)(n).

(o) Amendment to Transfer Agency Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 106 to the Registration Statement filed on December 30, 2009.

(p) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(q) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(r) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(s) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(t) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(u) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(v) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(w) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(x) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

8

(y) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(z) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(aa) Revised Schedule C to the Administration Agreement is incorporated herein by reference to Exhibit (h)(27) of Post-Effective Amendment No. 106 to the Registration Statement filed on December 30, 2009.

(bb) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(cc) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(dd) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(ee) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(ff) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(gg) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(hh) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(ii) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(jj) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(kk) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

9

(ll) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

(mm) Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 97 to the Registration Statement filed on February 28, 2008.

(nn) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(40) of Post-Effective Amendment No. 106 to the Registration Statement filed on December 30, 2009.

(oo) Form of Amendment to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (13)(oo).

(14) Consent of Certified Public Accountants is filed herewith as Exhibit (14).

(15) Not applicable.

(16) (a) Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.

(b) Power of Attorney dated December 6, 2009 is incorporated herein by reference to Exhibit (16)(b) to an initial Registration Statement filed on Form N-14 on December 21, 2009.

ITEM 17.	UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

10

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the city of Chicago, the State of Illinois on the 7th day of January, 2010.

ASTON FUNDS (formerly known as ABN AMRO Funds)

By:	/s/ KENNETH ANDERSON
Kenneth C. Anderson, President & Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

STUART D. BILTON* Stuart D. Bilton	Chairman, Board of Trustees	January 7, 2010

GREGORY T. MUTZ* Gregory T. Mutz	Trustee	January 7, 2010

LEONARD F. AMARI* Leonard F. Amari	Trustee	January 7, 2010

ROBERT B. SCHERER* Robert B. Scherer	Trustee	January 7, 2010

DENIS SPRINGER* Denis Springer	Trustee	January 7, 2010

/s/ KENNETH ANDERSON Kenneth C. Anderson	President (Chief Executive Officer)	January 7, 2010

/s/ GERALD DILLENBURG Gerald F. Dillenburg	Secretary, Treasurer and Senior Vice President (Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)	January 7, 2010

/s/ GERALD DILLENBURG Gerald F. Dillenburg	Attorney-in-Fact	January 7, 2010

*	Signed by Gerald F. Dillenburg pursuant to a Power of Attorney filed in the initial Registration Statement filed on Form N-14 on December 21, 2009.

11

EXHIBIT INDEX

(7)(f)	Form of Revised Schedule A to the Distribution Agreement.

(7)(h)	Form of Selling/Services Agreement for Aston Funds.

(9)(f)	Form of Amendment to the Custodian Services Agreement.

(11)	Opinion of Vedder Price P.C.

(12)	Form of Tax Opinion of Vedder Price P.C.

(13)(m)	Form of Revised Exhibit A to the Transfer Agency Services Agreement.

(13)(n)	Form of Amendment to the Transfer Agency Services Agreement.

(13)(oo)	Form of Amendment to the Sub-Administration and Accounting Services Agreement.

(14)	Consent of Certified Public Accountants.

12